UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1.  Reports to Stockholders.

Equity Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
October 31,
2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
2.1
TIAA-CREF Growth & Income Fund TIGRX TGIHX TRPGX TRGIX TIIRX TGIWX
2.2
TIAA-CREF Large-Cap Growth Fund TILGX TILHX TILPX TILRX TIRTX TILWX
2.3
TIAA-CREF Large-Cap Value Fund TRLIX TRLHX TRCPX TRLCX TCLCX TRLWX
2.4
TIAA-CREF Mid-Cap Growth Fund TRPWX TCMHX TRGPX TRGMX TCMGX –
2.5
TIAA-CREF Mid-Cap Value Fund TIMVX TRVHX TRVPX TRVRX TCMVX –
2.6
TIAA-CREF Quant Small-Cap Equity Fund TISEX TSCHX TSRPX TRSEX TCSEX TSCWX
2.7
TIAA-CREF Quant Small/Mid-Cap Equity Fund TSMWX TSMNX TSMMX TSMOX TSMEX TSMUX
2.8
TIAA-CREF Social Choice Equity Fund TISCX TICHX TRPSX TRSCX TICRX –
2.9
TIAA-CREF Social Choice Low Carbon Equity Fund TNWCX TCCHX TPWCX TEWCX TLWCX –
3.01
TIAA-CREF Emerging Markets Equity Fund TEMLX TEMHX TEMPX TEMSX TEMRX TEMVX
3.1
TIAA-CREF International Equity Fund TIIEX TIEHX TREPX TRERX TIERX TIEWX
3.2
TIAA-CREF International Opportunities Fund TIOIX TIOHX TIOPX TIOTX TIOSX TIOVX
3.3
TIAA-CREF Quant International Small-Cap Equity Fund TIISX TAISX TPISX TTISX TLISX TAIWX
3.4
TIAA-CREF Social Choice International Equity Fund TSONX TSOHX TSOPX TSOEX TSORX –

Letter to Investors 3
Important Notices 5
Market Monitor 6
About the Funds’ Benchmarks 7
Portfolio Managers’ Comments 9
Fund Performance 20
Expense Examples 48
Report of Independent Registered Public Accounting Firm 54
Portfolios of Investments 55
Statement of Assets and Liabilities 140
Statement of Operations 148
Statement of Changes in Net Assets 152
Financial Highlights 158
Notes to Financial Statements 186
Important Tax Information 207
Additional Fund Information 209
Trustees and Officers 210
Additional Information About Index Providers 213

3
Letter to Investors
Brad Finkle
Global stocks posted solid gains for the twelve months ended October 31, 2023.
The U.S. economy continued to grow despite interest rates climbing higher. Around the world, major foreign economies also expanded as central banks tightened monetary policies. For the twelve months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, advanced 8.4%.
The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, gained 14.4%.
The MSCI Emerging Markets Index, which represents the performance of stocks in 24 developing nations, rose 10.8%.
Eleven of the 14 TIAA-CREF Equity Funds (Institutional Class) recorded gains.
Nine of the funds outperformed their respective benchmarks for the period.
U.S. economy stayed on growth track
Domestic stocks generally produced solid results as the U.S. economy grew amid ongoing inflation concerns. The labor market was strong and consumer spending remained resilient despite rising interest rates. After three quarters of moderate growth, the economy expanded at an accelerated pace during the third quarter of
2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%. Policymakers left rates unchanged at a meeting late in the period, but indicated one more increase was possible before the end of the year.
For the twelve months, large-cap stocks outperformed mid- and small-cap shares, both of which lost ground, while growth equities outperformed value shares. (Returns by investment style and capitalization size are based on the
Russell indexes.)
Foreign developed and emerging markets outperformed U.S. stocks
Foreign developed-markets stocks generated double-digit gains as many of the world’s large economies continued to grow over the twelve-month period. The economy of the 19-nation euro area expanded on a year-over-year basis, but the pace of growth slowed. Inflation remained a pressing concern in Europe and the United Kingdom. As such, the European Central Bank increased its suite of benchmark interest rates multiple times during the period. Similarly, the Bank of
England raised its benchmark rate to 5.25%.
Emerging-markets stocks posted a strong advance, although they gave up a portion of their gains over the final three months of the period. China’s economy grew over the period, despite a struggling real estate sector.
Nine funds outperformed their benchmarks
Eleven of the 14 TIAA-CREF Equity Funds produced gains and nine outperformed their respective benchmarks. Performance ranged from 22.9% for the Large-Cap
Growth Fund to −5.4% for the Quant Small-Cap Equity Fund. (All fund returns are for the Institutional Class.)
Fund performance generally reflected market trends that tended to favor international equities, as well as large-cap and growth-oriented stocks. The Social
Choice International Equity Fund advanced 15.9%, and the International Equity
Fund gained 14.9%. Both outpaced their shared benchmark, the MSCI EAFE Index.
The Emerging Markets Equity Fund rose 13.1%, outperforming the MSCI
Emerging Markets Index. The Quant International Small-Cap Equity Fund gained
9.1%, surpassing the performance of the MSCI All Country World (ACWI) ex USA
Small Cap Index. The International Opportunities Fund returned 2.7% and trailed its benchmark, the MSCI All Country World (ACWI) ex USA Index.
Among domestic funds, the Large-Cap Growth Fund gained 22.9% and outperformed the Russell 1000® Growth Index. The Growth & Income Fund
advanced 15.2% and outpaced its benchmark, the S&P 500® Index.

Letter to Investors
(continued)
4
The Social Choice Low Carbon Equity Fund gained 7.0% and the Social Choice Equity Fund returned 6.4%, but both funds trailed their shared benchmark, the Russell 3000 Index. The Large-Cap Value Fund advanced 3.4%, outpacing the Russell
1000 Value Index. The Mid-Cap Growth Fund’s gain of 0.5% trailed the Russell Mid-Cap® Growth Index.
The Quant Small/Mid-Cap Equity Fund returned −1.3% but outpaced the Russell 2500™ Index. The Mid-Cap Value Fund returned −4.9%, trailing the Russell Mid-Cap Value Index. The Quant Small-Cap Equity Fund’s return of −5.4% outperformed the
Russell 2000® Index.
Maintaining a thoughtful financial plan during uncertain times
Over the last twelve months, global economies have shown great resilience in the midst of persistent inflation and higher interest rates. In the United States, consumer spending remained strong, and the labor market continued on a positive trajectory with relatively low levels of unemployment. Furthermore, the stock market generally performed well, although the journey certainly had its ups and downs. As a result, it is important to have a long-term financial plan and stay focused on that plan during the inevitable periods of volatility. We believe that by working with a financial advisor and maintaining a diversified portfolio of mutual funds that invest in different asset classes—including equities— investors can achieve their long-term investment objectives. Of course, diversification does not guarantee against market losses.
If you have any questions or would like to talk about your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be pleased to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Portfolio Manager Update for Growth & Income Fund
Effective November 8, 2022, Susan Kempler, was removed as a portfolio manager of the Fund and Valerie Grant, CFA, and Evan
Staples, CFA, were added as portfolio managers of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Large-Cap Value Fund
Effective March 21, 2023 Rossana Ivanova, was added as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Mid-Cap Growth Fund
Effective March 21, 2023, Bihag Patel, CFA, and Casey Weston, CFA, were added as portfolio managers of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Emerging Markets Equity Fund
Effective March 21, 2023, Lisa Wang, was removed as a portfolio manager of the Fund and Willis Tsai, was added as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Portfolio Manager Update for Quant International Small-Cap Equity Fund
Effective March 21, 2023, Yuchang (Charles) Huang, CFA, was added as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.

Market Monitor
6
Stocks gained as economy grew
For the twelve months ended October 31, 2023, U.S. stocks generally rose amid continued economic growth driven by a strong labor market and robust consumer spending. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced
8.4%. International developed- and emerging-markets stocks posted larger gains.
U.S. economy maintained a growth trajectory
The U.S. economy expanded with the pace of growth accelerating late in the twelve-month period. The employment market remained solid and consumer spending held strong despite higher interest rates. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.6% in the fourth quarter of 2022. GDP expanded by 2.2% and 2.1% in the first and second quarters of 2023, respectively. Growth accelerated to 4.9% during the third quarter of the year, according to the government’s “advance” estimate.
The unemployment rate increased during the period, rising from 3.6% (revised from 3.7%) in November 2022 to 3.9% in
October 2023. The rate had dipped to as low as 3.4% in both January and April of 2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended in October. However, core inflation receded from 6.0%
where it began the period. Oil prices fluctuated but ended the period lower. The price of West Texas Intermediate crude oil declined from $88 per barrel on November 1, 2022, to less than $82 on October 31, 2023.
Large-cap and growth stocks produced the best returns
Among U.S. equity investment styles, large-cap shares outperformed mid- and small-cap stocks, while growth equities outpaced value shares in all size categories. Large-cap stocks gained 9.5%, while mid-cap shares returned −1.0%, and small-
cap equities returned −8.6%. Among large caps, growth stocks rose 19.0%, and value shares gained a modest 0.1%. Within the mid-cap segment, growth equities advanced 3.4%, while value stocks returned −3.6%. In the small-cap category, growth equities returned −7.6%, and value stocks returned −9.9%. (Returns by investment style and capitalization size are based on the Russell indexes.)
International stocks experienced strong gains for the period. The MSCI EAFE® Index, which measures stock performance in
21 developed-markets countries outside North America, gained 14.4%. The MSCI Emerging Markets Index advanced 10.8%.
Stocks rose despite higher interest rates
For the twelve-month period, U.S. equities generally gained
ground amid a growing economy. The Federal Reserve
responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%. Late in the period, policymakers voted to leave rates unchanged but
reaffirmed the possibility of one more hike before the end of the year.
Major economies around the world grew during the period.
The economy of the 19-nation euro area expanded for four
straight quarters, on a year-over-year basis. China’s economy also grew, despite concerns over the nation’s real estate
sector. Central banks continued to tighten monetary policies with a series of rate increases. The European Central Bank
raised its three key benchmark rates to 4.50%, 4.75% and
4.00% in September, and the Bank of England increased its
benchmark rate to 5.25% during the period.
Most global equities posted gains
Performance for the twelve months ended October 31, 2023
Source: U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value:
Russell 2000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S.
mid-cap value: Russell Midcap Value Index; U.S. large-cap growth: Russell 1000®
Growth Index; U.S. large-cap value: Russell 1000 Value Index; Emerging markets: MSCI
Emerging Markets Index; Foreign developed markets: MSCI EAFE® Index. Twelve-month returns as of October 31, 2023.

7
About the Funds’ Benchmarks
Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI All Country World ex USA Index: An index designed to measure the performance of large and mid-cap securities across 22 of 23 developed market countries (excluding the U.S.) and 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE® (Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Mid-cap indexes
Russell Midcap® Growth Index: An index designed to measure the performance of the mid-cap growth segment of the U.S.
equity universe, and includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell Midcap Value Index: An index designed to measure the performance of the mid-cap value segment of the U.S. equity universe, and includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small/mid-cap index
Russell 2500 ™ Index: An index designed to measure the performance of the small to mid-cap segment of the U.S. equity universe. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap indexes
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Small Cap Index: An index designed to measure the performance of small-cap stocks in 22 developed-
markets countries, excluding the United States, and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.

About the Funds’ Benchmarks
(continued)
8
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Portfolio Managers’ Comments
9
Growth & Income Fund
Performance for the twelve months ended October 31, 2023
The Growth & Income Fund returned 15.18% for the Institutional Class, compared with the 10.14% return of its benchmark, the S&P 500® Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the large-cap-oriented S&P 500 Index outperformed the 8.38% return of the Russell 3000®
Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.
Gains in a number of sectors offset losses in others
Five of the eleven industry sectors in the S&P 500 Index posted gains for the twelve months. Communication services and information technology—the benchmark’s largest sector—were the clear leaders, surging 35.8% and 29.3%, respectively.
Consumer discretionary, industrials and materials, which climbed 6.7%, 6.0% and 4.8%, respectively, were the other positive performers. Together, these five sectors represented more than 60.0% of the index’s total market capitalization on October
31, 2023. The utilities and real estate sectors, which tend to be particularly sensitive to rising interest rates, were the worst performers, returning −7.7% and −6.4%, respectively. Next in line was the defensive health care sector, which returned −4.6%.
For the twelve-month period, all of the five largest stocks in the S&P 500 Index registered gains that surpassed the overall return of the benchmark. Technology company NVIDIA performed especially well, lifted by a wave of investment in artificial intelligence tools that drove strong demand for its semiconductors. Next came Microsoft, which reported robust growth in its cloud-computing business. Alphabet (the parent company of Google), Amazon.com and Apple also outperformed as worries that higher interest rates might ultimately slow the U.S. economy led investors to favor larger companies with strong balance sheets.
Fund surpassed its benchmark
A number of stock choices helped the Fund outperform its benchmark. The top contributor to relative performance was an overweight position in NVIDIA. The next-largest contributors were overweight positions in cybersecurity company Palo Alto
Networks, which joined the S&P 500 Index in June 2023, and software provider Oracle, which benefited from growing demand for its cloud services.
Conversely, the largest detractors were overweight positions in pharmaceutical firm Bristol-Myers Squibb, which faced heightened competition from certain generic drugs, and agriculture company Corteva, which experienced slowing sales of its crop protection products. An overweight position in SVB Financial also hurt relative performance.
Large-Cap Growth Fund
Performance for the twelve months ended October 31, 2023
The Large-Cap Growth Fund returned 22.93% for the Institutional Class, compared with the 18.95% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.

Portfolio Managers’ Comments
(continued)
10
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Information technology propelled the benchmark higher
Seven of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology—the largest sector, representing more than 40.0% of the benchmark’s total market capitalization on October 31,
2023—advanced 35.1% and contributed almost three-quarters of the index’s return for the period. Communication services and consumer discretionary gained 35.1% and 12.6%, respectively, and were the next-largest contributors. Together, these three sectors represented nearly 65.0% of the benchmark’s total market capitalization on October 31, 2023. Utilities and real estate, which are sensitive to rising interest rates, were the worst-performing sectors, returning −13.2% and −5.8%, respectively.
For the twelve-month period, four of the five largest stocks in the Russell 1000 Growth Index delivered returns that exceeded the overall return of the index. Technology company NVIDIA led the way, surging on robust demand for its semiconductors that perform complex artificial intelligence tasks. Next in line was Microsoft, followed by Alphabet (the parent company of Google) and Amazon.com. Apple posted a double-digit gain but lagged the index as weakness in iPhone sales tempered strength in the company’s services business.
Fund surpassed its benchmark
The Fund outperformed its benchmark on the strength of numerous stock selections. The top contributor was an overweight position in Meta Platforms (Facebook), which announced record quarterly revenue as spending on digital advertising rebounded. The next-largest contributors were overweight positions in online travel search engine Booking Holdings and ride-
hailing company Uber Technologies.
Conversely, the largest detractor was an overweight position in payment processing firm PayPal Holdings, which experienced margin pressure as lower-margin areas of its business drove revenue growth. A lack of exposure to pharmaceutical maker Eli
Lilly and an overweight position in cosmetics company Estee Lauder also hurt relative performance.
Large-Cap Value Fund
Performance for the twelve months ended October 31, 2023
The Large-Cap Value Fund returned 3.41% for the Institutional Class, compared with the 0.13% return of its benchmark, the
Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

11
Portfolio Managers’ Comments
Gains in a number of sectors offset losses in others
Four of the eleven industry sectors in the Russell 1000 Value Index posted gains for the twelve months. Communication services performed best, soaring 30.2% and making the largest contribution to the benchmark’s return. Information technology, industrials and materials were the other positive performers, gaining 11.9%, 6.6% and 5.7%, respectively. Together, these four sectors accounted for almost one-third of the index’s total market capitalization on October 31, 2023. Health care, which returned −10.1%, was the worst-performing sector, followed by real estate and utilities, which returned −8.1%
and −8.0%, respectively. Financials—the benchmark’s largest sector—was more resilient but still weak with a −3.4% return, pressured by concerns about banks’ long-term profitability.
For the twelve-month period, three of the five largest stocks in the Russell 1000 Value Index produced returns that exceeded the overall return of the index. These stocks were Berkshire Hathaway, Procter & Gamble and JPMorgan Chase, all of
which posted double-digit gains. Berkshire Hathaway reported improving results in its Geico insurance unit, Procter & Gamble benefited from price increases across its brand portfolio, and JPMorgan Chase announced four quarters of better-than-
expected earnings. Johnson & Johnson declined, in part due to uncertainty surrounding product-liability litigation. Exxon Mobil also posted a loss.
Fund surpassed its benchmark
The Fund outperformed its benchmark due to several favorable stock allocations. The top contributor was an out-of-benchmark position in Microsoft, which reported strong results in its cloud-computing division. The next-largest contributors were overweight positions in software company Oracle, which showed progress on transitioning its legacy business to a cloud model, and Applied Materials, a semiconductor manufacturing equipment supplier that gained market share.
In contrast, the largest detractor was an overweight position in insurance provider Elevance Health, which was hurt by concerns about heightened government oversight of the health insurance industry. A lack of exposure to General Electric and an overweight position in Bank of America also detracted.
Mid-Cap Growth Fund
Performance for the twelve months ended October 31, 2023
The Mid-Cap Growth Fund returned 0.52% for the Institutional Class, compared with the 3.35% return of its benchmark, the
Russell Midcap® Growth Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Gains in several sectors offset losses in others
Four of the eleven industry sectors in the Russell Midcap Growth Index posted gains for the twelve months. Information technology—the benchmark’s largest sector—performed best, returning 13.1% and was the biggest contributor to the index’s return. Industrials, consumer discretionary and financials were the other positive performers, gaining 11.8%, 9.6% and 1.1%, respectively. Together, these four sectors accounted for almost two-thirds of the benchmark’s total market capitalization on
October 31, 2023. Utilities, health care and materials were the worst performers, returning −13.2%, −11.1% and −10.6%, respectively.
For the twelve-month period, four of the five largest stocks in the Russell Midcap Growth Index generated returns that exceeded the overall return of the index. Leading the way were online vehicle auctioneer Copart, asset management service provider Apollo Global Management and corporate uniform manufacturer Cintas with each delivering a double-digit gain. Next came cybersecurity firm CrowdStrike Holdings. Cheniere Energy posted a loss and trailed the index.

Portfolio Managers’ Comments
(continued)
12
Fund trailed its benchmark
The Fund underperformed its benchmark, as certain stock allocations did not perform as expected. The largest detractor was an out-of-benchmark position in automobile service provider Driven Brands Holdings, which fell sharply following a lower-
than-expected earnings report. The next-largest detractors were out-of-benchmark positions in rental car agency Hertz Global
Holdings and travel technology company Sabre.
By contrast, the largest contributor to relative performance was an out-of-benchmark position in print and advertising firm
Cimpress, which issued a better-than expected earnings outlook. A lack of exposure to Enphase Energy, which fell sharply for the twelve months, and an overweight position in technology company Synopsys also benefited the Fund’s relative return.
Mid-Cap Value Fund
Performance for the twelve months ended October 31, 2023
The Mid-Cap Value Fund returned -4.86% for the Institutional Class, compared with the -3.56% return of its benchmark, the
Russell Midcap® Value Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Nine of the eleven industry sectors in the Russell Midcap Value Index posted losses for the twelve months. The worst performers were consumer staples and health care, which returned −12.9% and −9.7%, respectively. Financials—the index’s largest sector—returned −8.8% and was the largest detractor from the index’s return. Real estate, which returned −8.8%, was also a notable detractor. Together, these four sectors represented nearly 40.0% of the benchmark’s total market capitalization on October 31, 2023. On the plus side, industrials—the benchmark’s second-largest sector—performed best, gaining 8.8%.
Energy, up 3.3%, was the only other positive performer.
For the twelve-month period, all of the five largest stocks in the Russell Midcap Value Index registered double-digit gains that easily surpassed the overall return of the index. Industrial and construction machinery manufacturers PACCAR and Parker-
Hannifan led the way, both aided by better-than-expected earnings reports. Next came insurance broker Arthur J. Gallagher, insurer Aflac and energy refiner Phillips 66.
Fund trailed its benchmark
The Fund underperformed its benchmark primarily due to stock selections that did not perform as anticipated. The largest detractors included overweight positions in Signature Bank, household and personal products maker Newell Brands and real estate investment trust Medical Properties Trust.
Conversely, the largest contributor was an out-of-benchmark position in energy exploration and production company Permian
Resources, which benefited from improving profitability and growth prospects. Overweight holdings in personal products manufacturer Spectrum Brands Holdings and medical distribution company Cardinal Health also helped the Fund’s relative return.
Quant Small-Cap Equity Fund
Performance for the twelve months ended October 31, 2023
The Quant Small-Cap Equity Fund returned -5.35% for the Institutional Class, compared with the -8.56% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.

13
Portfolio Managers’ Comments
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Health care and financials—the index’s largest sector—were the worst performers with returns of −21.8% and −16.8%, respectively, and detracted most from the index’s performance. Utilities, communication services and real estate also registered double-digit losses, returning −16.4%, −15.4% and −10.8%, respectively. Together, these five sectors represented more than 40.0% of the benchmark’s total market capitalization on October 31, 2023. Energy, which gained 6.3%, was the best-performing sector.
Consumer staples and industrials were the other positive performers, advancing 0.9% and 0.3%, respectively.
For the twelve-month period, all of the five largest stocks in the Russell 2000 Index surpassed the overall return of the benchmark. Technology firm Super Micro Computer was the clear winner, delivering an outsized gain amid robust sales of its dedicated artificial intelligence servers. Next came entertainment company Light & Wonder and Chord Energy, which both posted strong—albeit less dramatic—gains. Energy producers Matador Resources and Murphy Oil registered losses but were more resilient than the index.
Fund surpassed its benchmark
The Fund posted a loss but outperformed its benchmark due to favorable stock allocations, led by an overweight position in
Super Micro Computer. The next-largest contributors to relative performance were overweight positions in drugstore makeup brand e.l.f. Beauty, which benefited from strong demand for value-priced cosmetics, and biotechnology firm ImmunoGen, which announced positive clinical trial results for a cancer treatment.
The largest detractor was an overweight in communications equipment supplier CommScope Holding, which reported sluggish sales amid elevated product inventories and delays in network upgrade projects. Next in line were overweight positions in biotechnology companies Mersana Therapeutics and FibroGen.
Quant Small/Mid-Cap Equity Fund
Performance for the twelve months ended October 31, 2023
The Quant Small/Mid-Cap Equity Fund returned -1.30% for the Institutional Class, compared with the -4.63% return of its benchmark, the Russell 2500™ Index. The performance table shows returns for all share classes of the Fund.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)

Portfolio Managers’ Comments
(continued)
14
Losses in a number of sectors offset gains in others
Five of the eleven industry sectors in the Russell 2500 Index posted losses for the twelve months. Health care and financials were the worst performers with returns of −19.1% and −12.6%, respectively, and detracted most from the index’s return.
Utilities, real estate and communication services also declined, returning −11.5%, −10.1% and −9.9%, respectively. Together, these five sectors accounted for more than 40.0% of the benchmark’s total market capitalization on October 31, 2023.
Industrials—the index’s largest sector—returned 4.5% and was the best performer. Next came information technology and consumer staples, which returned 3.4% and 1.4%, respectively.
For the twelve-month period, all of the five largest stocks in the Russell 2500 Index produced gains and exceeded the overall return of the benchmark. Homebuilder PulteGroup was the clear leader, followed by exchange operator CBOE Global
Markets, reinsurance company Everest Group and software firm PTC, all of which generated double-digit increases. Financial data provider FactSet Research Systems registered a single-digit gain.
Fund surpassed its benchmark
The Fund posted a loss but outperformed its benchmark on the strength of numerous stock allocations. The top contributor was an overweight position in drugstore makeup brand e.l.f. Beauty, which benefited from strong demand for value-priced cosmetics. Next in line were overweight positions in Vertiv Holdings, a provider of data-center equipment, and Builders
FirstSource, a supplier of construction materials.
Conversely, the largest detractor was an overweight position in grocery wholesaler United Natural Foods, which performed poorly amid declining profitability. The next-largest detractors were overweight positions in insurance company Lincoln National and employment agency Cross Country Healthcare.
Social Choice Equity Fund
Performance for the twelve months ended October 31, 2023
The Social Choice Equity Fund returned 6.42% for the Institutional Class, compared with the 8.38% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
Excluding certain benchmark stocks hurt the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund underperformed its benchmark.
Among stocks the Fund avoided, omitting Meta Platforms (Facebook), Alphabet (the parent company of Google) and semiconductor maker Broadcom—all of which posted outsized gains for the twelve months—detracted most from relative performance. Meta Platforms and Alphabet benefited from a rebound in spending on digital advertising, as well investors’
enthusiasm for larger companies with strong balance sheets. Broadcom experienced increased demand for its networking products used in data centers amid growing investment in artificial intelligence technologies.
Omitting other stocks helped relative performance
The Fund’s exclusion of other stocks helped its relative performance. Not owning Pfizer, Johnson & Johnson and Bank of
America had the largest positive impact, as all three stocks registered double-digit declines. Slowing sales of Pfizer’s COVID-19 vaccine dampened the company’s profits, while Johnson & Johnson was hurt by uncertainty surrounding product-liability litigation. Bank of America reported significant unrealized losses in its large portfolio of fixed-income securities.
Fund trailed its benchmark
To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Of stocks the Fund held, the largest detractor was an overweight position in ZoomInfo Technologies, a database provider that lowered its 2023 revenue forecast in response to a pullback in corporate marketing budgets. Next in line was an underweight position in Amazon.com, which gained alongside strong consumer spending, followed by an overweight position in
PayPal Holdings, which performed poorly as lower-margin areas of its business drove revenue growth.
Conversely, the top contributor was an overweight position in technology company NVIDIA, which surged on robust demand for its semiconductors that perform complex artificial intelligence tasks. The next-largest contributors were overweight positions in software firm Adobe, which announced several new artificial intelligence tools and services, and pharmaceutical manufacturer Eli Lilly, which reported strong sales of its diabetes drug.

15
Portfolio Managers’ Comments
Social Choice Low Carbon Equity Fund
Performance for the twelve months ended October 31, 2023
The Social Choice Low Carbon Equity Fund returned 7.04% for the Institutional Class, compared with the 8.38% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
Omitting certain index stocks detracted from the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund underperformed its benchmark.
Among stocks the Fund excluded, not owning Meta Platforms (Facebook), Alphabet (the parent company of Google) and semiconductor maker Broadcom—all of which delivered impressive gains for the twelve months—detracted most from relative results. Meta Platforms and Alphabet benefited from a rebound in spending on digital advertising, as well investors’
enthusiasm for larger companies with strong balance sheets. Broadcom experienced increased demand for its networking products used in data centers amid growing investment in artificial intelligence technologies.
Avoiding other stocks aided relative performance
Omitting other stocks helped the Fund’s relative performance. Excluding Pfizer, Johnson & Johnson and Chevron had the
largest positive impact, as all three stocks posted double-digit losses. Slowing sales of Pfizer’s COVID-19 vaccine dampened the company’s profits, while Johnson & Johnson was hurt by uncertainty surrounding product-liability litigation. Chevron faced several headwinds, including lower oil prices and risks associated with a major acquisition.
Fund trailed its benchmark
To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.
Among stocks in which the Fund was invested, the largest detractors from relative performance were overweight positions in Fidelity National Information Services, ZoomInfo Technologies and PayPal Holdings. Fidelity National Information Services,
a supplier of data and technology services to banks, took a substantial write-down on the spinoff of its merchant-payment division. Database provider ZoomInfo Technologies lowered its 2023 sales forecast in response to a pullback in corporate marketing budgets. PayPal Holdings experienced margin pressure as lower-margin areas of its business drove revenue growth.
The top contributor was an overweight position in technology company NVIDIA, which surged on robust demand for its semiconductors that perform complex artificial intelligence tasks. The next-largest contributors were overweight positions in
Adobe, a supplier of desktop publishing software that announced new artificial intelligence tools and services, and Synopsys, a semiconductor design software firm that reported record quarterly revenue as chipmakers invested in future products.
Emerging Markets Equity Fund
Performance for the twelve months ended October 31, 2023
The Emerging Markets Equity Fund returned 13.06% for the Institutional Class, compared with the 10.80% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained
14.40% for the period, outpacing the return of the MSCI Emerging Markets Index. Both indexes surpassed the 8.38% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Portfolio Managers’ Comments
(continued)
16
Most countries in the benchmark advanced
Of the 24 country components in the MSCI Emerging Markets Index, most posted gains in U.S.-dollar terms for the twelve months. Poland performed best, rising 59.5%. Taiwan, the third-largest index component, returned 26.2%. China, the largest index component, returned 21.1%, while South Korea, the fourth-largest index component, returned 8.3%. Together, these four countries accounted for more than one-half of the index’s total market capitalization on October 31, 2023. Qatar was the worst performer with a loss of –21.3%.
For the twelve-month period, four of the five largest stocks in the MSCI Emerging Markets Index had performance that exceeded the benchmark’s overall return. Chinese internet firm Tencent Holdings posted a sizable double-digit return. Taiwan
Semiconductor Manufacturing, internet retailer Alibaba Group Holding and Samsung Electronics were next in line with strong gains. Multinational conglomerate Reliance Industries posted a loss, hurt by a decline in oil prices, and trailed the index.
Fund surpassed its benchmark
Several stock allocations helped the Fund outperform its benchmark. The top contributor was an overweight position in multinational beverage and retail company Fomento Economico Mexicano (FEMSA). Overweights in e-commerce provider
Vipshop Holdings, as well as artificial intelligence firm Baidu, both of which are based in China, also benefited the Fund’s relative return as both companies performed well.
By contrast, out-of-benchmark positions in Brazilian e-commerce company Americanas, financial services firm PagSeguro
Digital and Singapore technology conglomerate Sea were the largest detractors from the Fund’s relative return.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Equity Fund
Performance for the twelve months ended October 31, 2023
The International Equity Fund returned 14.89% for the Institutional Class, compared with the 14.40% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the 10.80% advance of the MSCI Emerging Markets Index for the period. Both indexes surpassed the 8.38%
return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most countries in the benchmark advanced
Most of the countries in the MSCI EAFE Index posted gains in U.S.-dollar terms for the twelve months. The largest index components were Japan (22.9%), the United Kingdom (15.3%) and France (12.1%), returning 16.8%, 12.9% and 18.2%, respectively. Collectively, these three nations represented more than one-half of the benchmark’s total market capitalization on
October 31, 2023. Israel was the worst performer, returning –18.0%.
For the twelve-month period, three of the five largest stocks in the MSCI EAFE Index exceeded the benchmark’s overall return. Global health care company Novo Nordisk performed best with a strong double-digit gain, followed by Dutch semiconductor firm ASML Holding and Shell. French luxury goods conglomerate LVMH only slightly trailed the index’s return in
U.S.-dollar terms, while Nestlé posted a loss in local currency terms and only a small U.S. dollar gain.

17
Portfolio Managers’ Comments
Fund surpassed its benchmark
Several stock allocations helped the Fund outperform its benchmark. The top contributor was an overweight position in health care company Novo Nordisk. Overweights in Sumitomo Mitsui Financial Group and Japanese multinational electronics company
Hitachi also benefited the Fund’s relative return. All three companies registered sizable double-digit gains.
By contrast, an overweight position in Japan-based pharmaceutical giant Daiichi Sankyo, which struggled during the period, detracted most from the Fund’s relative return. Overweights in multinational pharmaceutical company Bayer and Swiss life sciences company Lonza Group also hampered relative performance.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Opportunities Fund
Performance for the twelve months ended October 31, 2023
The International Opportunities Fund returned 2.69% for the Institutional Class, compared with the 12.07% return of its benchmark, the MSCI All Country World ex USA Index. The performance table shows returns for all share classes of the Fund.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained
14.40% for the period, outpacing the 10.80% advance of the MSCI Emerging Markets Index. Both indexes surpassed the
8.38% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most countries in the benchmark advanced
Most of the countries in the MSCI All Country World ex USA Index posted gains in U.S.-dollar terms for the twelve months. The largest country components were Japan (14.7%), the United Kingdom (9.8%) and China (8.5%), which returned 16.8%, 12.9%
and 21.1%, respectively. Collectively, these three nations represented one-third of the index’s total market capitalization on
October 31, 2023.
For the twelve-month period, four of the five largest stocks in the MSCI All Country World ex USA Index posted double-
digit gains that exceeded the benchmark’s overall return. Global health care company Novo Nordisk led the way, followed by
Chinese internet firm Tencent Holdings and Taiwan Semiconductor Manufacturing. Next came Dutch semiconductor firm ASML
Holding. Nestlé posted a loss in local currency terms and only a small U.S. dollar gain.
Fund trailed its benchmark
The Fund underperformed its benchmark, primarily due to stock selections that did not perform as anticipated. The largest detractor was an overweight position in digital business services company Teleperformance, which was hurt by investor concerns over the company’s quarterly results. The next-largest detractors were overweight positions in Dutch digital-payments processor Adyen and Canadian fertilizer producer Nutrien.
By contrast, an overweight position in Novo Nordisk, which had impressive gains following a better-than-expected earnings report, contributed most to the Fund’s relative performance. Overweight holdings in Canadian uranium fuel provider Cameco and Italian auto manufacturer Ferrari also benefited the Fund’s relative return.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Portfolio Managers’ Comments
(continued)
18
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
Quant International Small-Cap Equity Fund
Performance for the twelve months ended October 31, 2023
The Quant International Small-Cap Equity Fund returned 9.06% for the Institutional Class, compared with the 8.82% return of its benchmark, the MSCI ACWI ex USA Small Cap Index. The performance table shows returns for all share classes of the
Fund.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained
14.40% for the period, outpacing the 10.80% advance of the MSCI Emerging Markets Index. Both indexes surpassed the
8.38% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most countries in the benchmark advanced
Most of the countries in the MSCI ACWI ex USA Small Cap Index posted gains in U.S.-dollar terms for the twelve months. The largest country components were Japan (21.7%), the United Kingdom (9.3%) and India (8.0%), which returned 13.3%, 5.2%
and 22.1%, respectively. Together, these three nations made up almost 40.0% of the index’s total market capitalization on
October 31, 2023.
For the twelve-month period, all of the five largest stocks in the MSCI ACWI ex USA Small Cap Index posted strong gains in U.S.-dollar terms and exceeded the overall return of the benchmark. The top performers were Italian aerospace company
Leonardo, which was chosen to help build a next-generation jet fighter, and Luxembourg-based store chain B&M European
Value Retail, which expanded its presence in the United Kingdom. Next came financial services firms Banco BPM and Banco de Sabadell, followed by Australian online auto marketplace CAR Group.
Fund surpassed its benchmark
Several stock allocations helped the Fund outperform its benchmark. The top contributor was an overweight position in
Taiwanese technology firm Asia Vital Components, which announced plans to expand production capacity to meet growing U.S.
demand. Next in line were overweight positions in Japan-based Kobe Steel and Canadian electronics company Celestica.
Conversely, the largest detractor was a lack of exposure to South Korean battery materials producer EcoPro, followed by overweight positions in Japanese drug manufacturer Sumitomo Pharma and South African retailer Pick n Pay Stores.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

19
Portfolio Managers’ Comments
Social Choice International Equity Fund
Performance for the twelve months ended October 31, 2023
The Social Choice International Equity Fund returned 15.85% for the Institutional Class, compared with the 14.40% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
Avoiding certain stocks helped the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund excluded certain stocks in the MSCI EAFE Index. Excluding these companies produced mixed results during the twelve-month period, but the net effect was that the Fund outperformed its benchmark.
Of the stocks the Fund excluded, not owning British American Tobacco, Adyen and Diageo—three stocks that posted losses for the twelve months—contributed most to relative performance. British American Tobacco was hurt by declining sales volumes in its legacy cigarette business. Dutch digital-payments processor Adyen faced heightened competition and rising employment costs. British beverage maker Diageo reported slower growth in North America, its largest market.
Excluding other index stocks hindered relative performance
Omitting Mitsubishi UFJ Financial, Sumitomo Mitsui Financial and UniCredit detracted most from relative returns, as all three stocks posted outsized gains. Japanese banks Mitsubishi UFJ Financial and Sumitomo Mitsui Financial benefited from expectations that Japanese monetary authorities would soon end their negative interest-rate policy. Italian financial services firm UniCredit reported its highest annual profit in over a decade.
Fund surpassed its benchmark
To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Among stocks the Fund held, the top contributor was an underweight position in Swiss pharmaceutical firm Roche Holding, which experienced a slowdown in sales of its COVID-19 products. The next-largest contributors were an overweight position in
Shell, which gained alongside strategic changes announced by a new chief executive officer, and an underweight position in
Japanese industrial equipment maker Keyence, which was hurt by sluggish capital spending in Asia.
In contrast, the largest detractor was an underweight position in Toyota Motor, which reported strong profit growth. Next in line were overweight positions in Swiss life sciences company Lonza Group, which cut its 2024 margin forecast, and Danish biotechnology firm Genmab, which announced disappointing results from a late-stage clinical trial of a cancer treatment.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Growth & Income Fund
20
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Growth & Income Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 15 .18% 10 .43% 10 .63% 0 .41% 0 .41%
Advisor Class 12/4/15 14 .97 10 .31 10 .55
†
0 .50 0 .50
Premier Class 9/30/09 14 .96 10 .25 10 .47 0 .55 0 .55
Retirement Class 10/1/02 14 .85 10 .15 10 .36 0 .66 0 .66
Retail Class 3/31/06 14 .85 10 .12 10 .31 0 .69 0 .69
Class W 9/28/18 15 .58 10 .86 10 .85
†
0 .41 0 .00
S&P 500® Index – 10 .14 11 .01 11 .18 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

21
Growth & Income Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
5.18
billion
Portfolio turnover rate 108%
Number of holdings 55
Weighted median market
capitalization $260.64 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 29.1
Financials 17.3
Health care 15.1
Consumer discretionary 9.9
Communication services 7.5
Industrials 7.2
Energy 5.5
Utilities 3.1
Materials 2.2
Real estate 1.9
Consumer staples 0.6
Short-term investments 0.4
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
74.9
More than $15 billion-$50 billion
21.4
More than $2 billion-$15 billion
3.7
Total 100.0

Large-Cap Growth Fund
22
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 22 .93% 11 .53% 12 .58% 0 .41% 0 .41%
Advisor Class 12/4/15 22 .85 11 .45 12 .52
†
0 .48 0 .48
Premier Class 9/30/09 22 .69 11 .36 12 .41 0 .56 0 .56
Retirement Class 3/31/06 22 .61 11 .25 12 .29 0 .66 0 .66
Retail Class 3/31/06 22 .60 11 .22 12 .25 0 .71 0 .71
Class W 9/28/18 23 .44 11 .98 12 .82
†
0 .41 0 .00
Russell 1000® Growth Index – 18 .95 14 .22 13 .82 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

23
Large-Cap Growth Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
5.12
billion
Portfolio turnover rate 44%
Number of holdings 66
Weighted median market
capitalization $475.75 billon
Price/earnings ratio (weighted
12-month trailing average)
†
36.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 37.3
Consumer discretionary 19.0
Communication services 11.9
Health care 10.7
Industrials 7.4
Consumer staples 5.4
Financials 5.4
Energy 1.4
Materials 1.3
Short-term investments 0.2
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
88.7
More than $15 billion-$50 billion
9.0
More than $2 billion-$15 billion
2.3
Total 100.0

Large-Cap Value Fund
24
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 3 .41% 7 .69% 7 .18% 0 .41% 0 .41%
Advisor Class 12/4/15 3 .29 7 .61 7 .13
†
0 .49 0 .49
Premier Class 9/30/09 3 .20 7 .52 7 .01 0 .56 0 .56
Retirement Class 10/1/02 3 .11 7 .42 6 .91 0 .66 0 .66
Retail Class 10/1/02 3 .06 7 .37 6 .85 0 .72 0 .72
Class W 9/28/18 3 .79 8 .12 7 .40
†
0 .41 0 .00
Russell 1000® Value Index – 0 .13 6 .60 7 .60 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

25
Large-Cap Value Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
4.51
billion
Portfolio turnover rate 23%
Number of holdings 88
Weighted median market
capitalization $119.34 billon
Price/earnings ratio (weighted
12-month trailing average)
†
15.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 23.1
Health care 16.1
Industrials 13.5
Information technology 11.5
Energy 9.4
Consumer staples 6.5
Materials 5.2
Communication services 4.8
Consumer discretionary 4.4
Utilities 3.2
Real estate 1.2
Short-term investments 0.7
Other assets & liabilities, net 0.4
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
80.5
More than $15 billion-$50 billion
16.5
More than $2 billion-$15 billion
3.0
Total 100.0

Mid-Cap Growth Fund
26
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Mid-Cap Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 0.52% 4.66% 6.07% 0.48% 0.48%
Advisor Class 12/4/15 0.43 4.58 6.01
†
0.56 0.56
Premier Class 9/30/09 0.35 4.49 5.90 0.63 0.63
Retirement Class 10/1/02 0.25 4.40 5.80 0.73 0.73
Retail Class 10/1/02 0.17 4.35 5.75 0.78 0.78
Russell Midcap® Growth Index – 3.35 8.09 9.09 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

27
Mid-Cap Growth Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
900.45
million
Portfolio turnover rate 38%
Number of holdings 90
Weighted median market
capitalization $20.64 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 23.6
Industrials 21.1
Health care 16.4
Consumer discretionary 16.1
Financials 9.0
Energy 4.6
Communication services 3.2
Consumer staples 2.7
Materials 2.1
Short-term investments 0.2
Investments purchased with collateral
from securities lending 3.4
Other assets & liabilities, net -2.4
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
4.3
More than $15 billion-$50 billion
54.8
More than $2 billion-$15 billion
31.1
$2 billion or less
9.8
Total 100.0

Mid-Cap Value Fund
28
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Mid-Cap Value Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 4 .86% 4 .51% 5 .64% 0 .45% 0 .45%
Advisor Class 12/4/15 - 4 .96 4 .40 5 .56
†
0 .54 0 .54
Premier Class 9/30/09 - 4 .98 4 .35 5 .48 0 .60 0 .60
Retirement Class 10/1/02 - 5 .08 4 .25 5 .38 0 .70 0 .70
Retail Class 10/1/02 - 5 .12 4 .21 5 .33 0 .76 0 .76
Russell Midcap® Value Index – - 3 .56 5 .69 6 .89 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

29
Mid-Cap Value Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
1.51
billion
Portfolio turnover rate 78%
Number of holdings 78
Weighted median market
capitalization $18.18 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Industrials 23.9
Financials 21.5
Health care 9.2
Information technology 9.2
Utilities 8.7
Energy 7.5
Consumer discretionary 6.9
Real estate 6.2
Consumer staples 3.6
Materials 1.7
Communication services 0.9
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
10.4
More than $15 billion-$50 billion
46.9
More than $2 billion-$15 billion
42.7
Total 100.0

Quant Small-Cap Equity Fund
30
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant Small-Cap Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 -5.35% 5.33% 7.01% 0.42% 0.42%
Advisor Class 12/4/15 -5.41 5.25 6.95
†
0.50 0.50
Premier Class 9/30/09 -5.49 5.19 6.85 0.57 0.57
Retirement Class 10/1/02 -5.58 5.07 6.74 0.67 0.67
Retail Class 10/1/02 -5.63 5.04 6.70 0.72 0.72
Class W 9/28/18 -4.91 5.78 7.24
†
0.42 0.00
Russell 2000® Index – -8.56 3.31 5.63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

31
Quant Small-Cap Equity Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
2.41
billion
Portfolio turnover rate 75%
Number of holdings 387
Weighted median market
capitalization $2.39 billon
Price/earnings ratio (weighted
12-month trailing average)
†
24.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Industrials 17.9
Financials 15.5
Health care 13.3
Information technology 13.0
Energy 9.5
Consumer discretionary 8.9
Real estate 6.1
Consumer staples 4.2
Materials 3.7
Communication services 3.4
Utilities 2.8
Short-term investments 1.6
Investments purchased with collateral
from securities lending 0.7
Other assets & liabilities, net -0.6
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
0.2
More than $2 billion-$15 billion
61.6
$2 billion or less
38.2
Total 100.0

Quant Small/Mid-Cap Equity Fund
32
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 5, 2016)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant Small/Mid-Cap Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/5/16 - 1 .30% 8 .71% 10 .03% 0 .48% 0 .48%
Advisor Class 8/5/16 - 1 .48 8 .61 9 .96 0 .60 0 .60
Premier Class 8/5/16 - 1 .51 8 .53 9 .85 0 .64 0 .64
Retirement Class 8/5/16 - 1 .57 8 .44 9 .75 0 .73 0 .73
Retail Class 8/5/16 - 1 .63 8 .31 9 .63 0 .81 0 .81
Class W 9/28/18 - 0 .93 9 .22 10 .39
†
0 .48 0 .00
Russell 2500™ Index – - 4 .63 5 .48 6 .89
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

33
Quant Small/Mid-Cap Equity Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
1.01
billion
Portfolio turnover rate 86%
Number of holdings 362
Weighted median market
capitalization $4.51 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Industrials 22.7
Financials 17.1
Information technology 13.3
Health care 10.6
Consumer discretionary 9.8
Real estate 7.3
Energy 6.4
Materials 4.2
Consumer staples 3.9
Communication services 2.2
Utilities 2.2
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
0.4
More than $15 billion-$50 billion
3.8
More than $2 billion-$15 billion
76.8
$2 billion or less
19.0
Total 100.0

Social Choice Equity Fund
34
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 6 .42% 10 .20% 9 .92% 0 .18% 0 .18%
Advisor Class 12/4/15 6 .33 10 .12 9 .87
†
0 .27 0 .27
Premier Class 9/30/09 6 .22 10 .01 9 .75 0 .37 0 .37
Retirement Class 10/1/02 6 .14 9 .92 9 .65 0 .43 0 .43
Retail Class 3/31/06 6 .12 9 .90 9 .63 0 .46 0 .46
Russell 3000® Index – 8 .38 10 .23 10 .52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

35
Social Choice Equity Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
5.43
billion
Portfolio turnover rate 15%
Number of holdings 472
Weighted median market
capitalization $105.39 billon
Price/earnings ratio (weighted
12-month trailing average)
†
25.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 26.8
Financials 13.4
Health care 13.0
Industrials 11.4
Consumer discretionary 11.4
Consumer staples 6.0
Energy 5.1
Communication services 4.9
Materials 3.0
Real estate 2.5
Utilities 2.2
Short-term investments 0.2
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
69.1
More than $15 billion-$50 billion
21.5
More than $2 billion-$15 billion
7.6
$2 billion or less
1.8
Total 100.0

Social Choice Low Carbon Equity Fund
36
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 7, 2015)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice Low Carbon Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/7/15 7 .04% 10 .59% 10 .28% 0 .31% 0 .31%
Advisor Class 12/4/15 6 .92 10 .45 10 .18
†
0 .42 0 .42
Premier Class 8/7/15 6 .88 10 .42 10 .12 0 .46 0 .46
Retirement Class 8/7/15 6 .77 10 .31 10 .00 0 .56 0 .56
Retail Class 8/7/15 6 .72 10 .25 9 .93 0 .60 0 .60
Russell 3000® Index – 8 .38 10 .23 10 .27
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

37
Social Choice Low Carbon Equity Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
1.11
billion
Portfolio turnover rate 26%
Number of holdings 389
Weighted median market
capitalization $97.94 billon
Price/earnings ratio (weighted
12-month trailing average)
†
27.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 27.5
Financials 14.2
Health care 13.3
Industrials 11.7
Consumer discretionary 11.1
Consumer staples 7.2
Communication services 4.7
Real estate 3.0
Energy 2.9
Materials 2.3
Utilities 1.4
Short-term investments 0.6
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
66.4
More than $15 billion-$50 billion
23.3
More than $2 billion-$15 billion
8.4
$2 billion or less
1.9
Total 100.0

Emerging Markets Equity Fund
38
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 8/31/10 13 .06% 0 .90% 0 .23% 0 .90% 0 .90%
Advisor Class 12/4/15 13 .03 0 .84 0 .18
†
0 .98 0 .98
Premier Class 8/31/10 13 .02 0 .80 0 .10 1 .05 1 .05
Retirement Class 8/31/10 13 .10 0 .80 0 .06 1 .15 1 .15
Retail Class 8/31/10 12 .73 0 .53 - 0 .15 1 .30 1 .30
Class W 9/28/18 14 .20 1 .79 0 .68
†
0 .90 0 .00
MSCI Emerging Markets Index – 10 .80 1 .59 1 .19 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

39
Emerging Markets Equity Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
1.54
billion
Portfolio turnover rate 67%
Number of holdings 67
Weighted median market
capitalization $41.32 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Consumer discretionary 20.3
Information technology 20.0
Financials 15.5
Communication services 10.0
Energy 9.7
Consumer staples 7.6
Materials 3.0
Industrials 3.0
Health care 1.9
Short-term investments 8.7
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
46.9
More than $15 billion-$50 billion
25.1
More than $2 billion-$15 billion
14.5
$2 billion or less
13.5
Total 100.0
% of portfolio investments
as of 10/31/2023
China 21.1
India 17.5
Taiwan 10.4
Brazil 9.2
Korea, Republic of 8.4
Mexico 4.9
Uruguay 4.0
Saudi Arabia 3.1
Singapore 3.0
Indonesia 2.8
7 other nations 6.8
Short-term investments 8.7
Investments purchased with
collateral from securities
lending 0.1
Total 100.0

International Equity Fund
40
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 14 .89% 4 .35% 2 .76% 0 .46% 0 .46%
Advisor Class 12/4/15 14 .81 4 .23 2 .69
†
0 .57 0 .57
Premier Class 9/30/09 14 .75 4 .19 2 .62 0 .61 0 .61
Retirement Class 10/1/02 14 .64 4 .10 2 .52 0 .71 0 .71
Retail Class 3/31/06 14 .60 4 .00 2 .44 0 .80 0 .80
Class W 9/28/18 15 .36 4 .83 3 .01
†
0 .46 0 .00
MSCI EAFE® Index – 14 .40 4 .10 3 .05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

41
International Equity Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
6.14
billion
Portfolio turnover rate 19%
Number of holdings 69
Weighted median market
capitalization $80.32 billon
Price/earnings ratio (weighted
12-month trailing average)
†
12.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 18.7
Health care 17.8
Industrials 14.1
Consumer discretionary 10.5
Energy 9.8
Materials 9.4
Consumer staples 7.8
Information technology 4.8
Communication services 2.7
Utilities 2.0
Short-term investments 1.5
Other assets & liabilities, net 0.9
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
70.2
More than $15 billion-$50 billion
24.3
More than $2 billion-$15 billion
5.5
Total 100.0
% of portfolio investments
as of 10/31/2023
Japan 21.1
France 12.2
Netherlands 10.0
United Kingdom 9.5
Germany 6.8
Australia 6.3
Denmark 6.0
Switzerland 5.2
United States 5.1
Ireland 2.1
12 other nations 14.1
Short-term investments 1.6
Total 100.0

International Opportunities Fund
42
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Opportunities Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 4/12/13 2 .69% 4 .26% 3 .64% 0 .61% 0 .61%
Advisor Class 12/4/15 2 .60 4 .17 3 .57
†
0 .71 0 .71
Premier Class 4/12/13 2 .60 4 .14 3 .50 0 .76 0 .76
Retirement Class 4/12/13 2 .53 4 .13 3 .43 0 .86 0 .86
Retail Class 4/12/13 2 .41 3 .86 3 .23 0 .99 0 .99
Class W 9/28/18 3 .36 4 .90 3 .96
†
0 .61 0 .00
MSCI All Country World ex USA Index – 12 .07 3 .46 2 .54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

43
International Opportunities Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
2.19
billion
Portfolio turnover rate 18%
Number of holdings 95
Weighted median market
capitalization $30.91 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Consumer discretionary 20.8
Information technology 14.4
Financials 12.7
Consumer staples 10.7
Health care 10.5
Industrials 8.8
Energy 8.5
Materials 7.3
Communication services 2.0
Real estate 0.7
Short-term investments 2.6
Investments purchased with collateral
from securities lending 0.4
Other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
32.5
More than $15 billion-$50 billion
39.2
More than $2 billion-$15 billion
26.2
$2 billion or less
2.1
Total 100.0
% of portfolio investments
as of 10/31/2023
Canada 13.2
Japan 11.4
United Kingdom 8.2
Italy 5.6
United States 5.5
Germany 5.3
France 5.3
Netherlands 5.3
Denmark 4.9
Brazil 4.8
13 other nations 27.5
Short-term investments 2.6
Investments purchased with
collateral from securities
lending 0.4
Total 100.0

Quant International Small-Cap Equity Fund
44
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception December 9, 2016)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant International Small-Cap Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 12/9/16 9 .06% 1 .90% 2 .64% 0 .72% 0 .72%
Advisor Class 12/9/16 9 .05 1 .85 2 .59 0 .80 0 .80
Premier Class 12/9/16 8 .85 1 .71 2 .50 0 .90 0 .90
Retirement Class 12/9/16 8 .86 1 .68 2 .42 0 .97 0 .97
Retail Class 12/9/16 8 .58 1 .47 2 .22 1 .40 1 .10
Class W 9/28/18 9 .91 2 .62 3 .17
†
0 .72 0 .00
MSCI ACWI ex USA Small Cap Index – 8 .82 3 .51 4 .54
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

45
Quant International Small-Cap Equity Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
1.07
billion
Portfolio turnover rate 114%
Number of holdings 606
Weighted median market
capitalization $1.74 billon
Price/earnings ratio (weighted
12-month trailing average)
†
11.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Industrials 26.3
Information technology 18.4
Materials 11.7
Consumer discretionary 11.2
Financials 10.9
Consumer staples 6.1
Health care 5.4
Energy 4.8
Utilities 2.7
Communication services 1.1
Real estate 1.0
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
0.3
More than $2 billion-$15 billion
43.8
$2 billion or less
55.9
Total 100.0
% of portfolio investments
as of 10/31/2023
Japan 22.3
United Kingdom 9.6
India 8.6
Australia 7.1
Taiwan 7.1
Canada 5.4
Korea, Republic of 4.5
Germany 3.4
Sweden 3.3
China 3.0
37 other nations 25.5
Investments purchased with
collateral from securities
lending 0.2
Total 100.0

Social Choice International Equity Fund
46
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 7, 2015)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice International Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/7/15 15 .85% 5 .02% 3 .86% 0 .37% 0 .37%
Advisor Class 12/4/15 15 .69 4 .91 3 .79
†
0 .48 0 .48
Premier Class 8/7/15 15 .77 4 .85 3 .70 0 .52 0 .52
Retirement Class 8/7/15 15 .58 4 .75 3 .61 0 .62 0 .62
Retail Class 8/7/15 15 .61 4 .71 3 .53 0 .66 0 .66
MSCI EAFE® Index – 14 .40 4 .10 3 .21
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

47
Social Choice International Equity Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
1.39
billion
Portfolio turnover rate 30%
Number of holdings 363
Weighted median market
capitalization $37.96 billon
Price/earnings ratio (weighted
12-month trailing average)
†
13.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 19.4
Industrials 13.9
Consumer discretionary 12.3
Health care 11.5
Consumer staples 9.3
Information technology 7.8
Materials 7.7
Communication services 5.6
Energy 5.0
Utilities 3.5
Real estate 2.3
Short-term investments 1.2
Investments purchased with collateral
from securities lending 0.6
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
40.9
More than $15 billion-$50 billion
35.3
More than $2 billion-$15 billion
23.8
Total 100.0
% of portfolio investments
as of 10/31/2023
Japan 22.7
United Kingdom 11.7
France 9.6
Germany 8.2
Switzerland 7.3
Australia 6.6
Netherlands 5.0
United States 4.7
Denmark 3.6
Sweden 3.0
16 other nations 15.7
Short-term investments 1.2
Investments purchased with
collateral from securities
lending 0.7
Total 100.0

Expense Examples
48
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2023 – October 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
2.1
Growth & Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,048.57 $1,048.07 $1,047.63 $1,047.30 $1,047.07 $1,050.74
Expenses incurred during the period*
$2.09 $2.58 $2.87 $3.38 $3.58 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.17 $1,022.69 $1,022.40 $1,021.91 $1,021.71 $1,025.19
Expenses incurred during the period*
$2.06 $2.55 $2.83 $3.33 $3.53 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.40% for
Institutional Class, 0.50% for Advisor Class, 0.56% for Premier Class, 0.65% for Retirement Class, 0.69% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

49
2.2
Large-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,058.55 $1,058.61 $1,057.53 $1,057.64 $1,057.31 $1,061.16
Expenses incurred during the period*
$2.13 $2.60 $2.93 $3.42 $3.69 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.14 $1,022.68 $1,022.36 $1,021.88 $1,021.62 $1,025.20
Expenses incurred during the period*
$2.09 $2.55 $2.88 $3.36 $3.63 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.41% for
Institutional Class, 0.50% for Advisor Class, 0.56% for Premier Class, 0.66% for Retirement Class, 0.71% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.3
Large-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$982.63 $982.10 $981.57 $981.02 $981.05 $984.68
Expenses incurred during the period*
$2.08 $2.47 $2.83 $3.39 $3.60 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.11 $1,022.71 $1,022.35 $1,021.79 $1,021.57 $1,025.20
Expenses incurred during the period*
$2.12 $2.52 $2.89 $3.46 $3.67 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.42% for
Institutional Class, 0.49% for Advisor Class, 0.57% for Premier Class, 0.68% for Retirement Class, 0.72% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.4
Mid-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$935.25 $935.41 $934.44 $934.60 $933.77
Expenses incurred during the period*
$2.41 $2.84 $3.14 $3.63 $3.92
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.72 $1,022.27 $1,021.96 $1,021.46 $1,021.15
Expenses incurred during the period*
$2.52 $2.97 $3.28 $3.79 $4.10
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.49% for
Institutional Class, 0.58% for Advisor Class, 0.64% for Premier Class, 0.74% for Retirement Class and 0.80% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
50
2.5
Mid-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$961.26 $960.54 $960.51 $960.19 $960.67
Expenses incurred during the period*
$2.27 $2.79 $3.01 $3.50 $3.81
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.89 $1,022.36 $1,022.14 $1,021.63 $1,021.32
Expenses incurred during the period*
$2.34 $2.88 $3.10 $3.61 $3.93
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.46% for
Institutional Class, 0.56% for Advisor Class, 0.61% for Premier Class, 0.71% for Retirement Class and 0.77% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.6
Quant Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$971.20 $970.55 $970.32 $970.01 $969.47 $973.80
Expenses incurred during the period*
$2.08 $2.45 $2.83 $3.32 $3.61 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.09 $1,022.72 $1,022.33 $1,021.83 $1,021.54 $1,025.20
Expenses incurred during the period*
$2.14 $2.51 $2.90 $3.41 $3.70 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.42% for
Institutional Class, 0.49% for Advisor Class, 0.57% for Premier Class, 0.67% for Retirement Class, 0.73% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.7
Quant Small/Mid-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$990.83 $990.02 $990.07 $989.92 $989.08 $992.52
Expenses incurred during the period*
$2.39 $2.98 $3.21 $3.60 $3.98 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.80 $1,022.21 $1,021.98 $1,021.59 $1,021.21 $1,025.20
Expenses incurred during the period*
$2.43 $3.03 $3.27 $3.66 $4.04 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.48% for
Institutional Class, 0.59% for Advisor Class, 0.64% for Premier Class, 0.72% for Retirement Class, 0.79% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

51
2.8
Social Choice Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$999.58 $999.57 $999.15 $998.33 $998.03
Expenses incurred during the period*
$0.86 $1.31 $1.62 $2.12 $2.24
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.35 $1,023.90 $1,023.58 $1,023.09 $1,022.96
Expenses incurred during the period*
$0.87 $1.32 $1.64 $2.14 $2.27
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.17% for
Institutional Class, 0.26% for Advisor Class, 0.32% for Premier Class, 0.42% for Retirement Class and 0.45% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.9
Social Choice Low Carbon Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,002.28 $1,001.71 $1,001.14 $1,000.57 $1,000.57
Expenses incurred during the period*
$1.39 $1.93 $2.15 $2.65 $2.84
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.81 $1,023.28 $1,023.06 $1,022.56 $1,022.36
Expenses incurred during the period*
$1.41 $1.95 $2.17 $2.68 $2.87
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.38% for Advisor Class, 0.43% for Premier Class, 0.53% for Retirement Class and 0.56% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.01
Emerging Markets Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$960.53 $960.53 $959.26 $959.05 $957.78 $964.61
Expenses incurred during the period*
$4.44 $4.91 $5.43 $5.93 $6.32 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.67 $1,020.19 $1,019.66 $1,019.16 $1,018.75 $1,025.20
Expenses incurred during the period*
$4.58 $5.06 $5.60 $6.11 $6.51 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.90% for
Institutional Class, 0.99% for Advisor Class, 1.10% for Premier Class, 1.20% for Retirement Class, 1.28% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
52
3.1
International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$943.92 $943.67 $943.08 $943.18 $942.63 $945.75
Expenses incurred during the period*
$2.25 $2.78 $2.98 $3.47 $4.00 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.89 $1,022.34 $1,022.13 $1,021.63 $1,021.09 $1,025.19
Expenses incurred during the period*
$2.34 $2.89 $3.10 $3.61 $4.16 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.46% for
Institutional Class, 0.57% for Advisor Class, 0.61% for Premier Class, 0.71% for Retirement Class, 0.82% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.2
International Opportunities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$900.98 $900.14 $899.79 $899.22 $899.37 $903.43
Expenses incurred during the period*
$2.89 $3.30 $4.07 $4.55 $4.40 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.17 $1,021.73 $1,020.92 $1,020.42 $1,020.57 $1,025.20
Expenses incurred during the period*
$3.07 $3.52 $4.33 $4.84 $4.68 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.60% for
Institutional Class, 0.69% for Advisor Class, 0.85% for Premier Class, 0.95% for Retirement Class, 0.92% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.3
Quant International Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$938.08 $938.02 $936.93 $937.95 $936.15 $942.39
Expenses incurred during the period*
$3.56 $3.78 $4.41 $4.79 $5.56 $0.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.53 $1,021.31 $1,020.65 $1,020.27 $1,019.46 $1,025.18
Expenses incurred during the period*
$3.72 $3.94 $4.60 $4.99 $5.80 $0.03
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.73% for
Institutional Class, 0.77% for Advisor Class, 0.90% for Premier Class, 0.98% for Retirement Class, 1.14% for Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

53
3.4
Social Choice International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$924.36 $923.51 $923.69 $923.26 $923.32
Expenses incurred during the period*
$1.66 $2.35 $2.42 $2.87 $3.03
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.48 $1,022.76 $1,022.68 $1,022.22 $1,022.05
Expenses incurred during the period*
$1.75 $2.47 $2.55 $3.02 $3.19
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.34% for
Institutional Class, 0.49% for Advisor Class, 0.50% for Premier Class, 0.59% for Retirement Class and 0.63% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm
54
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth
Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap
Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon
Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities
Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social Choice International Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Growth
& Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF
Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice
Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International
Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social
Choice International Equity Fund (fourteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds")
as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
December 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments
Growth & Income Fund October 31, 2023
55
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2 .0%
1,898,213 BorgWarner, Inc $ 70,044,060
167,230 (a) Tesla, Inc 33,586,473
TOTAL AUTOMOBILES & COMPONENTS 103,630,533
BANKS - 1 .6%
2,128,449 Wells Fargo & Co 84,648,417
TOTAL BANKS 84,648,417
CAPITAL GOODS - 7 .2%
452,563 Dover Corp 58,810,562
332,815 Honeywell International, Inc 60,991,677
266,324 Hubbell, Inc 71,934,112
143,463 United Rentals, Inc 58,284,713
85,163 W.W. Grainger, Inc 62,154,512
561,787 Westinghouse Air Brake Technologies Corp 59,560,658
TOTAL CAPITAL GOODS 371,736,234
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
50,566 Costco Wholesale Corp 27,934,681
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,934,681
ENERGY - 5 .5%
583,091 Chevron Corp 84,973,852
393,237 EOG Resources, Inc 49,646,171
1,013,881 Exxon Mobil Corp 107,319,304
341,354 Valero Energy Corp 43,351,958
TOTAL ENERGY 285,291,285
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .9%
903,314 Simon Property Group, Inc 99,265,175
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 99,265,175
FINANCIAL SERVICES - 9 .9%
335,203 American Express Co 48,949,694
362,846 Ameriprise Financial, Inc 114,140,466
515,432 Ares Management Corp 50,816,441
2,136,059 Bank of New York Mellon Corp 90,782,508
254,424 Mastercard, Inc (Class A) 95,752,472
483,680 Visa, Inc (Class A) 113,713,168
TOTAL FINANCIAL SERVICES 514,154,749
HEALTH CARE EQUIPMENT & SERVICES - 10 .5%
750,408 Abbott Laboratories 70,951,077
968,868 (a) Boston Scientific Corp 49,596,353
1,095,538 Cardinal Health, Inc 99,693,958
351,811 Cigna Group 108,779,961
417,844 Laboratory Corp of America Holdings 83,455,982
241,093 UnitedHealth Group, Inc 129,119,767
TOTAL HEALTH CARE EQUIPMENT & SERVICES 541,597,098
INSURANCE - 5 .8%
1,867,563 American International Group, Inc 114,500,287
835,623 (a) Arch Capital Group Ltd 72,431,802

Growth & Income Fund October 31, 2023
56
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
537,101 Chubb Ltd $ 115,272,617
TOTAL INSURANCE 302,204,706
MATERIALS - 2 .2%
881,322 Corteva, Inc 42,426,841
189,654 Linde plc 72,478,173
TOTAL MATERIALS 114,905,014
MEDIA & ENTERTAINMENT - 7 .5%
872,641 (a) Alphabet, Inc 109,341,917
964,423 (a) Alphabet, Inc (Class A) 119,665,606
530,806 (a) Meta Platforms, Inc 159,915,924
TOTAL MEDIA & ENTERTAINMENT 388,923,447
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .6%
1,721,975 Bristol-Myers Squibb Co 88,733,372
1,438,819 Merck & Co, Inc 147,766,711
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 236,500,083
RETAILING - 7 .9%
1,627,719 (a) Amazon.com, Inc 216,633,122
344,049 Home Depot, Inc 97,947,310
498,545 Lowe's Cos, Inc 95,007,720
TOTAL RETAILING 409,588,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .1%
120,899 Broadcom, Inc 101,720,792
108,997 Lam Research Corp 64,114,215
452,115 Nvidia Corp 184,372,497
650,658 QUALCOMM, Inc 70,915,215
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 421,122,719
SOFTWARE & SERVICES - 13 .0%
1,273,762 Microsoft Corp 430,671,670
1,196,711 Oracle Corp 123,739,917
236,088 (a) Palo Alto Networks, Inc 57,374,106
129,468 (a) Synopsys, Inc 60,777,458
TOTAL SOFTWARE & SERVICES 672,563,151
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
2,132,468 Apple, Inc 364,161,560
246,565 (a) Arista Networks, Inc 49,404,229
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 413,565,789
UTILITIES - 3 .1%
969,431 Alliant Energy Corp 47,298,538
671,759 American Electric Power Co, Inc 50,744,675
1,034,962 NextEra Energy, Inc 60,338,285
TOTAL UTILITIES 158,381,498
TOTAL COMMON STOCKS 5,146,012,731
(Cost $3,789,880,178)
TOTAL LONG-TERM INVESTMENTS 5,146,012,731
(Cost $3,789,880,178)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 01/05/24 4,953,467
TOTAL GOVERNMENT AGENCY DEBT 4,953,467

57
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .3%
$ 18,855,000 (b) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 $ 18,855,000
TOTAL REPURCHASE AGREEMENT 18,855,000
TOTAL SHORT-TERM INVESTMENTS 23,808,467
(Cost $23,807,017)
TOTAL INVESTMENTS - 99.8% 5,169,821,198
(Cost $3,813,687,195)
OTHER ASSETS & LIABILITIES, NET - 0.2% 8,403,458
NET ASSETS - 100.0% $ 5,178,224,656
REIT Real Estate Investment Trust
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $18,855,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 2.125% and maturity date 2/15/41, valued at $19,232,124.

Large-Cap Growth Fund October 31, 2023
Portfolio of Investments
58
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.2%
309,542 (a) Tesla, Inc $ 62,168,415
TOTAL AUTOMOBILES & COMPONENTS 62,168,415
CAPITAL GOODS - 3.5%
554,653 (a) Boeing Co 103,620,273
97,993 Deere & Co 35,802,723
192,409 Honeywell International, Inc 35,260,873
11,742 Safran S.A. 1,834,329
TOTAL CAPITAL GOODS 176,518,198
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
799,205 Experian Group Ltd 24,246,911
136,378 Verisk Analytics, Inc 31,006,902
216,247 Waste Connections, Inc 28,003,987
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 83,257,800
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
747,902 TJX Cos, Inc 65,867,729
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 65,867,729
CONSUMER DURABLES & APPAREL - 0.9%
57,402 Kering 23,345,480
3,817,100 PRADA S.p.A 22,994,418
TOTAL CONSUMER DURABLES & APPAREL 46,339,898
CONSUMER SERVICES - 4.7%
36,679 (a) Booking Holdings, Inc 102,318,271
1,429,967 (a) Carnival Corp 16,387,422
210,326 (a) Flutter Entertainment plc 33,076,986
747,816 Las Vegas Sands Corp 35,491,347
601,655 Starbucks Corp 55,496,657
TOTAL CONSUMER SERVICES 242,770,683
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
193,086 Costco Wholesale Corp 106,668,430
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 106,668,430
ENERGY - 1.4%
309,046 ConocoPhillips 36,714,665
156,198 Pioneer Natural Resources Co 37,331,322
TOTAL ENERGY 74,045,987
FINANCIAL SERVICES - 5.0%
13,586 (a),(b) Adyen NV 9,163,565
141,161 American Express Co 20,613,741
251,593 London Stock Exchange Group plc 25,384,483
1,243,168 (a) PayPal Holdings, Inc 64,396,102
577,737 Visa, Inc (Class A) 135,825,969
TOTAL FINANCIAL SERVICES 255,383,860
FOOD, BEVERAGE & TOBACCO - 1.8%
2,019,137 Davide Campari-Milano NV 22,319,064
1,383,926 (a) Monster Beverage Corp 70,718,619
TOTAL FOOD, BEVERAGE & TOBACCO 93,037,683

59
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
136,468 (a) Align Technology, Inc $ 25,190,628
450,066 (a) DexCom, Inc 39,979,363
153,800 Essilor International S.A. 27,850,633
199,992 (a) Intuitive Surgical, Inc 52,441,902
243,946 UnitedHealth Group, Inc 130,647,720
174,065 (a) Veeva Systems, Inc 33,544,066
TOTAL HEALTH CARE EQUIPMENT & SERVICES 309,654,312
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
273,682 Estee Lauder Cos (Class A) 35,269,399
2,313,895 Kenvue, Inc 43,038,447
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 78,307,846
INSURANCE - 0.4%
324,693 American International Group, Inc 19,906,928
TOTAL INSURANCE 19,906,928
MATERIALS - 1.3%
195,512 Corteva, Inc 9,411,948
146,216 Linde plc 55,877,906
TOTAL MATERIALS 65,289,854
MEDIA & ENTERTAINMENT - 11.9%
2,242,882 (a) Alphabet, Inc 281,033,114
1,218,535 (a) Match Group, Inc 42,161,311
861,003 (a) Meta Platforms, Inc 259,394,374
242,314 NetEase, Inc (ADR) 25,908,213
TOTAL MEDIA & ENTERTAINMENT 608,497,012
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
231,558 Amgen, Inc 59,209,381
345,357 Gilead Sciences, Inc 27,124,339
101,746 (a) Illumina, Inc 11,133,047
970,144 Novo Nordisk A.S. 93,595,813
282,891 Zoetis, Inc 44,413,887
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 235,476,467
RETAILING - 10.9%
4,188,580 (a) Amazon.com, Inc 557,458,112
TOTAL RETAILING 557,458,112
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.7%
575,671 Applied Materials, Inc 76,190,057
158,886 Broadcom, Inc 133,681,914
1,137,752 Intel Corp 41,527,948
600,298 Nvidia Corp 244,801,524
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 496,201,443
SOFTWARE & SERVICES - 21.2%
199,280 (a) Atlassian Corp Ltd 35,997,939
172,410 Intuit, Inc 85,334,329
1,749,478 Microsoft Corp 591,516,007
273,355 Oracle Corp 28,264,907
209,668 (a) Palo Alto Networks, Inc 50,953,517
97,108 Roper Industries, Inc 47,444,056
577,992 (a) Salesforce, Inc 116,078,133
72,330 (a) ServiceNow, Inc 42,085,210
85,915 (a) Synopsys, Inc 40,331,938
223,112 (a) Workday, Inc 47,235,042
TOTAL SOFTWARE & SERVICES 1,085,241,078

Large-Cap Growth Fund October 31, 2023
60
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
1,920,759 Apple, Inc $ 328,008,015
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 328,008,015
TRANSPORTATION - 2.3%
3,133,698 (a) Grab Holdings Ltd 9,620,453
2,469,370 (a) Uber Technologies, Inc 106,874,334
TOTAL TRANSPORTATION 116,494,787
TOTAL COMMON STOCKS 5,106,594,537
(Cost $3,027,418,654)
TOTAL LONG-TERM INVESTMENTS 5,106,594,537
(Cost $3,027,418,654)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0.2%
$ 5,718,000 United States Treasury Bill 0.000% 11/07/23 5,712,968
6,500,000 United States Treasury Bill 0.000 11/14/23 6,487,586
TOTAL TREASURY DEBT 12,200,554
TOTAL SHORT-TERM INVESTMENTS 12,200,554
(Cost $12,200,542)
TOTAL INVESTMENTS - 100.0% 5,118,795,091
(Cost $3,039,619,196)
OTHER ASSETS & LIABILITIES, NET - 0.0% 354,109
NET ASSETS - 100.0% $ 5,119,149,200
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Portfolio of Investments
Large-Cap Value Fund October 31, 2023
61
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
BANKS - 8.3%
3,098,985 Bank of America Corp $ 81,627,265
1,126,123 JPMorgan Chase & Co 156,598,665
362,383 PNC Financial Services Group, Inc 41,481,982
2,364,581 Wells Fargo & Co 94,039,386
TOTAL BANKS 373,747,298
CAPITAL GOODS - 10.5%
185,653 Allegion plc 18,260,829
264,341 (a) Boeing Co 49,384,186
86,556 Deere & Co 31,624,100
354,313 Dover Corp 46,042,974
293,363 Eaton Corp plc 60,993,101
398,550 Honeywell International, Inc 73,038,272
474,042 Masco Corp 24,692,848
167,377 Parker-Hannifin Corp 61,747,049
957,516 RTX Corp 77,932,227
148,147 Trane Technologies plc 28,193,856
TOTAL CAPITAL GOODS 471,909,442
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
66,465 (a) Veralto Corp 4,586,085
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,586,085
CONSUMER DURABLES & APPAREL - 1.0%
8,185 (a) NVR, Inc 44,302,295
TOTAL CONSUMER DURABLES & APPAREL 44,302,295
CONSUMER SERVICES - 3.1%
9,521 (a) Booking Holdings, Inc 26,559,401
431,061 Hilton Worldwide Holdings, Inc 65,318,673
189,042 McDonald's Corp 49,561,141
TOTAL CONSUMER SERVICES 141,439,215
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
558,062 Walmart, Inc 91,192,912
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 91,192,912
ENERGY - 9.4%
441,717 Chevron Corp 64,371,419
829,928 ConocoPhillips 98,595,446
621,329 EOG Resources, Inc 78,442,786
1,219,383 Exxon Mobil Corp 129,071,691
409,671 Valero Energy Corp 52,028,217
TOTAL ENERGY 422,509,559
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
552,160 Prologis, Inc 55,630,120
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 55,630,120
FINANCIAL SERVICES - 9.2%
376,479 American Express Co 54,977,228
329,886 (a) Berkshire Hathaway, Inc 112,599,988
70,172 BlackRock, Inc 42,964,912
822,111 Charles Schwab Corp 42,782,656
545,673 (a) Fiserv, Inc 62,070,304

Large-Cap Value Fund October 31, 2023
62
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
199,704 Goldman Sachs Group, Inc $ 60,632,132
385,081 Intercontinental Exchange, Inc 41,373,103
TOTAL FINANCIAL SERVICES 417,400,323
FOOD, BEVERAGE & TOBACCO - 2.2%
625,460 Mondelez International, Inc 41,411,707
673,820 Philip Morris International, Inc 60,077,791
TOTAL FOOD, BEVERAGE & TOBACCO 101,489,498
HEALTH CARE EQUIPMENT & SERVICES - 8.4%
685,912 Abbott Laboratories 64,852,980
237,629 Cigna Group 73,474,887
150,614 Elevance Health, Inc 67,789,855
224,263 HCA, Inc 50,714,835
739,575 Medtronic plc 52,184,412
135,622 UnitedHealth Group, Inc 72,633,718
TOTAL HEALTH CARE EQUIPMENT & SERVICES 381,650,687
HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,765,318 Kenvue, Inc 32,834,915
474,825 Procter & Gamble Co 71,237,995
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 104,072,910
INSURANCE - 5.6%
1,171,977 American International Group, Inc 71,853,910
393,265 Chubb Ltd 84,402,534
293,595 Marsh & McLennan Cos, Inc 55,680,292
699,647 Metlife, Inc 41,985,816
TOTAL INSURANCE 253,922,552
MATERIALS - 5.2%
230,235 Celanese Corp (Series A) 26,364,210
546,235 Crown Holdings, Inc 44,026,541
721,978 DuPont de Nemours, Inc 52,617,756
239,849 Linde plc 91,660,694
71,805 Reliance Steel & Aluminum Co 18,265,756
TOTAL MATERIALS 232,934,957
MEDIA & ENTERTAINMENT - 3.5%
262,874 (a) Alphabet, Inc 32,938,112
1,771,764 Comcast Corp (Class A) 73,156,136
612,383 (a) Walt Disney Co 49,964,329
TOTAL MEDIA & ENTERTAINMENT 156,058,577
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
260,977 AbbVie, Inc 36,844,733
199,992 Danaher Corp 38,402,464
614,063 Gilead Sciences, Inc 48,228,508
829,312 Johnson & Johnson 123,020,142
708,569 Merck & Co, Inc 72,770,036
606,054 Sanofi (ADR) 27,423,944
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 346,689,827
RETAILING - 0.3%
42,441 Home Depot, Inc 12,082,528
TOTAL RETAILING 12,082,528
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
263,587 Analog Devices, Inc 41,470,143
376,353 Applied Materials, Inc 49,810,320
38,505 Broadcom, Inc 32,396,952
666,917 Intel Corp 24,342,470
43,591 Lam Research Corp 25,641,098

63
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
556,589 Micron Technology, Inc $ 37,219,106
220,635 NXP Semiconductors NV 38,044,093
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 248,924,182
SOFTWARE & SERVICES - 3.5%
126,070 Accenture plc 37,454,136
155,199 Microsoft Corp 52,474,334
667,563 Oracle Corp 69,026,014
TOTAL SOFTWARE & SERVICES 158,954,484
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
1,141,463 Cisco Systems, Inc 59,504,466
457,633 TE Connectivity Ltd 53,932,049
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 113,436,515
TELECOMMUNICATION SERVICES - 1.3%
402,290 (a) T-Mobile US, Inc 57,873,439
TOTAL TELECOMMUNICATION SERVICES 57,873,439
TRANSPORTATION - 2.9%
726,667 (a),(b),(c) AMR Corporation 7,267
1,145,644 CSX Corp 34,197,473
300,450 Union Pacific Corp 62,376,424
243,206 United Parcel Service, Inc (Class B) 34,352,848
TOTAL TRANSPORTATION 130,934,012
UTILITIES - 3.2%
514,616 Ameren Corp 38,961,578
483,095 American Electric Power Co, Inc 36,492,996
802,354 Dominion Energy, Inc 32,350,913
599,613 NextEra Energy, Inc 34,957,438
TOTAL UTILITIES 142,762,925
TOTAL COMMON STOCKS 4,464,504,342
(Cost $3,284,221,509)
TOTAL LONG-TERM INVESTMENTS 4,464,504,342
(Cost $3,284,221,509)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 8,750,000 Federal Home Loan Bank (FHLB) 0.000% 11/03/23 8,747,504
5,000,000 FHLB 0.000 01/05/24 4,953,467
TOTAL GOVERNMENT AGENCY DEBT 13,700,971
REPURCHASE AGREEMENT - 0.1%
5,925,000 (d) Fixed Income Clearing Corp (FICC) 5.300 11/01/23 5,925,000
TOTAL REPURCHASE AGREEMENT 5,925,000
TREASURY DEBT - 0.3%
1,195,000 United States Treasury Bill 0.000 11/02/23 1,194,825
10,000,000 United States Treasury Bill 0.000 11/07/23 9,991,200
TOTAL TREASURY DEBT 11,186,025
TOTAL SHORT-TERM INVESTMENTS 30,811,996
(Cost $30,810,460)
TOTAL INVESTMENTS - 99.6% 4,495,316,338
(Cost $3,315,031,969)
OTHER ASSETS & LIABILITIES, NET - 0.4% 17,319,885
NET ASSETS - 100.0% $ 4,512,636,223

Large-Cap Value Fund October 31, 2023
64
See Notes to Financial Statements
Portfolio of Investments
(continued)
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $5,925,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 1.375% and maturity date 11/15/31, valued at $6,043,521.

Portfolio of Investments
Mid-Cap Growth Fund October 31, 2023
65
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.7%
CAPITAL GOODS - 7 .7%
67,096 Ametek, Inc $ 9,445,104
188,344 Carrier Global Corp 8,976,475
33,232 Ferguson plc 4,991,447
246,312 Spirit Aerosystems Holdings, Inc (Class A) 5,566,651
24,565 (a) TransDigm Group, Inc 20,342,031
27,070 W.W. Grainger, Inc 19,756,498
TOTAL CAPITAL GOODS 69,078,206
COMMERCIAL & PROFESSIONAL SERVICES - 12 .3%
992,499 (a) ACV Auctions, Inc 13,230,012
642,930 (a) Cimpress plc 38,363,633
416,680 (a) Driven Brands Holdings, Inc 4,741,818
290,970 Experian Group Ltd 8,827,677
128,393 Verisk Analytics, Inc 29,191,432
124,483 Waste Connections, Inc 16,120,549
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 110,475,121
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .1%
4,174 (a) Autozone, Inc 10,339,540
149,745 Ross Stores, Inc 17,365,928
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 27,705,468
CONSUMER DURABLES & APPAREL - 5 .3%
291,871 (a),(b) BK LC Lux Finco 2 Sarl 11,403,400
104,165 (a) Garmin Ltd 10,680,037
2,266,700 PRADA S.p.A 13,654,724
244,537 (a) SharkNinja Global SPV Ltd 10,211,865
775,992 (a) Traeger, Inc 2,040,859
TOTAL CONSUMER DURABLES & APPAREL 47,990,885
CONSUMER SERVICES - 7 .7%
310,498 (a) Carnival Corp 3,558,307
144,372 (a) DraftKings, Inc 3,987,555
603,842 Entain plc 6,854,991
435,364 (a),(b) European Wax Center, Inc 6,430,326
124,389 (a) Expedia Group, Inc 11,853,028
213,168 (b) Restaurant Brands International, Inc 14,324,890
2,534,543 (a) Sabre Corp 8,870,901
133,652 (a) Trip.com Group Ltd (ADR) 4,544,168
100,344 Wynn Resorts Ltd 8,808,196
TOTAL CONSUMER SERVICES 69,232,362
ENERGY - 4 .6%
125,837 Cheniere Energy, Inc 20,941,794
128,725 Diamondback Energy, Inc 20,637,192
TOTAL ENERGY 41,578,986
FINANCIAL SERVICES - 7 .2%
5,283 (a),(c) Adyen NV 3,563,309
67,905 Ameriprise Financial, Inc 21,360,876
47,753 FirstCash Holdings, Inc 5,201,257
228,934 Jefferies Financial Group, Inc 7,367,096
45,639 LPL Financial Holdings, Inc 10,246,868
772,263 (a) Marqeta, Inc 3,992,600

Mid-Cap Growth Fund October 31, 2023
66
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
149,224 Tradeweb Markets, Inc $ 13,431,652
TOTAL FINANCIAL SERVICES 65,163,658
FOOD, BEVERAGE & TOBACCO - 2 .7%
45,313 (a) Celsius Holdings, Inc 6,891,654
1,186,515 Davide Campari-Milano NV 13,115,457
365,710 Fevertree Drinks plc 4,462,800
TOTAL FOOD, BEVERAGE & TOBACCO 24,469,911
HEALTH CARE EQUIPMENT & SERVICES - 10 .1%
70,724 (a) Align Technology, Inc 13,054,943
277,722 (a) DexCom, Inc 24,670,045
15,656 (a) IDEXX Laboratories, Inc 6,254,102
25,211 (a) Inspire Medical Systems, Inc 3,710,051
64,758 (a) Molina Healthcare, Inc 21,561,176
110,887 (a) Veeva Systems, Inc 21,369,034
TOTAL HEALTH CARE EQUIPMENT & SERVICES 90,619,351
INSURANCE - 1 .8%
164,976 (a) Arch Capital Group Ltd 14,300,120
97,837 (a) Trupanion, Inc 2,015,442
TOTAL INSURANCE 16,315,562
MATERIALS - 2 .1%
90,128 Corteva, Inc 4,338,762
88,526 Crown Holdings, Inc 7,135,196
62,954 Westlake Chemical Corp 7,262,373
TOTAL MATERIALS 18,736,331
MEDIA & ENTERTAINMENT - 3 .2%
444,867 (a) Match Group, Inc 15,392,398
271,803 (a) ROBLOX Corp 8,646,054
516,446 (a) Warner Bros Discovery, Inc 5,133,473
TOTAL MEDIA & ENTERTAINMENT 29,171,925
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .3%
35,198 (a) Alnylam Pharmaceuticals, Inc 5,343,056
46,107 (a) Charles River Laboratories International, Inc 7,762,575
510,858 (a) Elanco Animal Health, Inc 4,500,659
25,775 (a) Illumina, Inc 2,820,300
43,283 (a) Krystal Biotech, Inc 5,058,484
39,437 (a) Repligen Corp 5,306,643
75,757 (a) Sarepta Therapeutics, Inc 5,099,204
20,723 (a) United Therapeutics Corp 4,618,328
52,207 West Pharmaceutical Services, Inc 16,616,966
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 57,126,215
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .1%
103,713 Entegris, Inc 9,130,893
188,743 Marvell Technology, Inc 8,912,444
26,681 Monolithic Power Systems, Inc 11,786,065
39,605 NXP Semiconductors NV 6,829,090
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,658,492
SOFTWARE & SERVICES - 18 .9%
281,204 Bentley Systems, Inc 13,677,762
156,310 (a) Datadog, Inc 12,734,576
47,803 (a) EPAM Systems, Inc 10,400,499
190,707 (a) Five9, Inc 11,036,214
27,415 (a) Gartner, Inc 9,102,877
40,213 (a) HubSpot, Inc 17,041,063
101,800 (a) Klaviyo, Inc 2,900,282
35,732 (a) MongoDB, Inc 12,312,890

67
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
150,000 (a),(b) Oddity Tech Ltd $ 3,832,500
116,562 (a) Okta, Inc 7,857,444
62,713 (a) Palo Alto Networks, Inc 15,240,513
87,725 (a) Paylocity Holding Corp 15,737,865
423,589 (a) SentinelOne, Inc 6,620,696
48,484 (a) Synopsys, Inc 22,760,329
130,103 (a) Trade Desk, Inc 9,232,109
TOTAL SOFTWARE & SERVICES 170,487,619
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
213,263 (a) Flextronics International Ltd 5,485,124
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,485,124
TELECOMMUNICATION SERVICES - 0 .0%
153,712 (a),(d) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 1 .0%
699,966 (a) Grab Holdings Ltd 2,148,896
814,235 (a) Grab Holdings Ltd 2,499,701
514,004 (a) Hertz Global Holdings, Inc 4,333,054
TOTAL TRANSPORTATION 8,981,651
TOTAL COMMON STOCKS 889,278,404
(Cost $883,957,597)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
TRANSPORTATION - 0 .1%
169,870 Hertz Global Holdings, Inc 06/30/51 704,961
TOTAL TRANSPORTATION 704,961
TOTAL RIGHTS/WARRANTS 704,961
(Cost $2,029,947)
TOTAL LONG-TERM INVESTMENTS 889,983,365
(Cost $885,987,544)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0 .2%
$ 1,750,000 (e) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 1,750,000
TOTAL REPURCHASE AGREEMENT 1,750,000
TOTAL SHORT-TERM INVESTMENTS 1,750,000
(Cost $1,750,000)

Mid-Cap Growth Fund October 31, 2023
68
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.4%
30,620,825 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 30,620,825
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 30,620,825
(Cost $30,620,825)
TOTAL INVESTMENTS - 102.4% 922,354,190
(Cost $918,358,369)
OTHER ASSETS & LIABILITIES, NET - (2.4)% (21,902,106)
NET ASSETS - 100.0% $ 900,452,084
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,314,395.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $1,750,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $1,785,010.
(f)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Mid-Cap Value Fund October 31, 2023
69
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
BANKS - 2 .2%
336,017 East West Bancorp, Inc $ 18,017,232
1,692,226 New York Community Bancorp, Inc 16,042,302
TOTAL BANKS 34,059,534
CAPITAL GOODS - 21 .8%
77,362 3M Co 7,036,074
196,056 Ametek, Inc 27,598,803
460,199 Carrier Global Corp 21,933,084
155,868 Crane Co 15,170,633
155,868 Crane NXT Co 8,105,136
111,691 Curtiss-Wright Corp 22,205,288
67,808 Eaton Corp plc 14,097,961
425,002 Howmet Aerospace, Inc 18,742,588
72,700 Hubbell, Inc 19,636,270
197,160 ITT, Inc 18,404,886
291,405 Johnson Controls International plc 14,284,673
388,829 nVent Electric plc 18,714,340
71,912 Parker-Hannifin Corp 26,529,056
125,791 Regal-Beloit Corp 14,894,912
49,594 United Rentals, Inc 20,148,554
278,736 Vertiv Holdings Co 10,945,963
155,827 WESCO International, Inc 19,977,022
301,568 Westinghouse Air Brake Technologies Corp 31,972,239
TOTAL CAPITAL GOODS 330,397,482
COMMERCIAL & PROFESSIONAL SERVICES - 2 .1%
132,120 Republic Services, Inc 19,618,499
177,293 (a) Veralto Corp 12,233,217
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 31,851,716
CONSUMER DURABLES & APPAREL - 0 .3%
686,422 Newell Rubbermaid, Inc 4,612,756
TOTAL CONSUMER DURABLES & APPAREL 4,612,756
CONSUMER SERVICES - 6 .6%
43,038 Domino's Pizza, Inc 14,589,452
251,308 (a) Expedia Group, Inc 23,947,139
684,546 MGM Resorts International 23,904,346
351,558 Travel & Leisure Co 11,963,519
342,243 Wyndham Hotels & Resorts, Inc 24,778,393
TOTAL CONSUMER SERVICES 99,182,849
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
300,940 (a) Performance Food Group Co 17,382,294
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,382,294
ENERGY - 7 .5%
250,855 Diamondback Energy, Inc 40,217,073
2,619,563 Permian Resources Corp 38,167,033
146,294 Pioneer Natural Resources Co 34,964,266
TOTAL ENERGY 113,348,372
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .2%
117,091 EastGroup Properties, Inc 19,115,106
614,750 Kimco Realty Corp 11,028,615

Mid-Cap Value Fund October 31, 2023
70
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
340,218 Rexford Industrial Realty, Inc $ 14,711,026
709,119 STAG Industrial, Inc 23,556,933
917,356 VICI Properties, Inc 25,594,233
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 94,005,913
FINANCIAL SERVICES - 9 .9%
58,219 Ameriprise Financial, Inc 18,313,951
727,236 Equitable Holdings, Inc 19,322,660
503,496 Fidelity National Information Services, Inc 24,726,689
201,839 (a) Fiserv, Inc 22,959,186
74,054 (a) FleetCor Technologies, Inc 16,674,739
142,298 Intercontinental Exchange, Inc 15,288,497
83,214 LPL Financial Holdings, Inc 18,683,207
372,105 OneMain Holdings, Inc 13,369,733
TOTAL FINANCIAL SERVICES 149,338,662
FOOD, BEVERAGE & TOBACCO - 1 .4%
661,863 Kraft Heinz Co 20,822,210
TOTAL FOOD, BEVERAGE & TOBACCO 20,822,210
HEALTH CARE EQUIPMENT & SERVICES - 3 .8%
388,119 (a) Centene Corp 26,772,449
58,516 Humana, Inc 30,644,244
TOTAL HEALTH CARE EQUIPMENT & SERVICES 57,416,693
HOUSEHOLD & PERSONAL PRODUCTS - 1 .1%
219,995 Spectrum Brands Holdings, Inc 16,570,023
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,570,023
INSURANCE - 9 .4%
434,967 American International Group, Inc 26,667,827
72,334 Everest Re Group Ltd 28,616,777
559,209 Fidelity National Financial, Inc 21,859,480
300,067 Metlife, Inc 18,007,021
367,154 Unum Group 17,953,830
122,030 Willis Towers Watson plc 28,785,657
TOTAL INSURANCE 141,890,592
MATERIALS - 1 .7%
357,822 DuPont de Nemours, Inc 26,078,067
TOTAL MATERIALS 26,078,067
MEDIA & ENTERTAINMENT - 0 .9%
394,738 (a) Match Group, Inc 13,657,935
TOTAL MEDIA & ENTERTAINMENT 13,657,935
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .4%
84,307 (a) Biogen, Inc 20,026,285
1,135,386 (a) Elanco Animal Health, Inc 10,002,751
1,252,093 (a) Exelixis, Inc 25,780,595
117,648 (a) United Therapeutics Corp 26,219,033
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,028,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
200,703 Marvell Technology, Inc 9,477,196
141,606 Microchip Technology, Inc 10,095,092
92,733 (a) Onto Innovation, Inc 10,420,407
332,171 (b) STMicroelectronics NV 12,615,854
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 42,608,549
SOFTWARE & SERVICES - 2 .7%
1,261,129 Gen Digital, Inc 21,010,409

71
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
39,140 Roper Industries, Inc $ 19,122,630
TOTAL SOFTWARE & SERVICES 40,133,039
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .7%
2,411,097 Hewlett Packard Enterprise Co 37,082,672
740,690 HP, Inc 19,502,368
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,585,040
UTILITIES - 8 .7%
499,001 Alliant Energy Corp 24,346,259
289,761 American Electric Power Co, Inc 21,888,546
508,220 (b) Brookfield Renewable Corp 11,567,087
513,850 CMS Energy Corp 27,922,609
343,026 Dominion Energy, Inc 13,830,808
910,552 FirstEnergy Corp 32,415,651
TOTAL UTILITIES 131,970,960
TOTAL COMMON STOCKS 1,503,941,350
(Cost $1,421,186,057)
TOTAL LONG-TERM INVESTMENTS 1,503,941,350
(Cost $1,421,186,057)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 01/05/24 4,953,467
TOTAL GOVERNMENT AGENCY DEBT 4,953,467
REPURCHASE AGREEMENT - 0 .2%
3,085,000 (c) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 3,085,000
TOTAL REPURCHASE AGREEMENT 3,085,000
TOTAL SHORT-TERM INVESTMENTS 8,038,467
(Cost $8,037,018)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
3,103,340 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 3,103,340
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,103,340
(Cost $3,103,340)
TOTAL INVESTMENTS - 100.0% 1,515,083,157
(Cost $1,432,326,415)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (744,184)
NET ASSETS - 100.0% $ 1,514,338,973
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,010,166.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $3,085,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $3,146,721.
(d)
Investments made with cash collateral received from securities on loan.

Quant Small-Cap Equity Fund October 31, 2023
Portfolio of Investments
72
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%
AUTOMOBILES & COMPONENTS - 1 .4%
280,560 (a) Adient plc $ 9,452,066
108,080 (a) Fox Factory Holding Corp 8,805,278
132,100 (a) Gentherm, Inc 5,313,062
243,100 (a) Modine Manufacturing Co 9,602,450
TOTAL AUTOMOBILES & COMPONENTS 33,172,856
BANKS - 8 .3%
242,950 Ameris Bancorp 9,062,035
217,370 (a) Axos Financial, Inc 7,831,841
59,320 (a) Bancorp, Inc 2,114,758
271,931 Bank of NT Butterfield & Son Ltd 6,868,977
149,634 Banner Corp 6,316,051
504,460 Brookline Bancorp, Inc 4,106,304
156,190 Cadence Bank 3,308,104
207,280 Cathay General Bancorp 7,028,865
150,600 Central Pacific Financial Corp 2,376,468
233,230 Columbia Banking System, Inc 4,587,634
201,743 ConnectOne Bancorp, Inc 3,286,393
280,390 (a) Customers Bancorp, Inc 11,274,482
434,710 CVB Financial Corp 6,790,170
231,370 Eagle Bancorp, Inc 4,507,088
146,130 Enterprise Financial Services Corp 5,080,940
160,010 First Busey Corp 3,177,799
118,970 First Financial Bancorp 2,200,945
90,270 First Financial Corp 3,106,191
189,910 First Merchants Corp 5,186,442
151,450 Heartland Financial USA, Inc 4,149,730
320,260 Heritage Commerce Corp 2,619,727
227,300 Horizon Bancorp, Inc 2,157,077
79,079 Independent Bank Corp 1,577,626
214,810 Lakeland Bancorp, Inc 2,423,057
134,970 (a),(b) Metropolitan Bank Holding Corp 4,374,378
165,670 National Bank Holdings Corp 5,165,591
256,900 OceanFirst Financial Corp 3,252,354
417,910 OFG Bancorp 12,378,494
151,815 Old National Bancorp 2,079,865
323,300 Pacific Premier Bancorp, Inc 6,142,700
39,550 Preferred Bank 2,355,994
60,595 QCR Holdings, Inc 2,875,233
211,790 Renasant Corp 5,165,558
217,620 Towne Bank 5,209,823
134,885 UMB Financial Corp 8,459,987
45,900 United Bankshares, Inc 1,305,396
315,302 United Community Banks, Inc 6,965,021
310,700 Veritex Holdings, Inc 5,350,254
160,570 Washington Federal, Inc 3,962,868
170,970 WesBanco, Inc 4,169,958
155,210 Westamerica Bancorporation 7,332,120
61,320 WSFS Financial Corp 2,170,728
TOTAL BANKS 199,855,026
CAPITAL GOODS - 12 .7%
23,110 (a) Aerovironment, Inc 2,649,793
95,020 Albany International Corp (Class A) 7,754,582
543,510 (a) API Group Corp 14,060,604

73
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
98,150 Applied Industrial Technologies, Inc $ 15,067,006
141,830 Arcosa, Inc 9,796,198
48,703 (a) Atkore, Inc 6,052,809
173,620 Barnes Group, Inc 3,609,560
196,350 (a) Blue Bird Corp 3,575,534
147,130 Comfort Systems USA, Inc 26,755,591
140,750 (a) Construction Partners, Inc 5,411,838
53,189 CSW Industrials, Inc 9,428,282
17,145 EMCOR Group, Inc 3,543,014
231,970 Enerpac Tool Group Corp 6,564,751
92,540 EnerSys 7,919,573
57,985 EnPro Industries, Inc 6,439,814
42,210 ESCO Technologies, Inc 4,103,656
172,010 Federal Signal Corp 9,983,460
332,710 (a) Fluor Corp 11,075,916
86,840 FTAI Aviation Ltd 3,266,052
132,320 (a) Gibraltar Industries, Inc 8,052,995
81,580 (a) GMS, Inc 4,770,798
150,230 H&E Equipment Services, Inc 6,117,366
562,590 (a) Janus International Group, Inc 5,265,842
19,985 Lindsay Corp 2,496,526
88,340 McGrath RentCorp 8,887,004
635,750 (a) NOW, Inc 7,005,965
188,490 (a) Parsons Corp 10,659,110
280,620 (a) PGT Innovations, Inc 8,401,763
74,500 Powell Industries, Inc 5,710,425
241,215 Rush Enterprises, Inc (Class A) 8,582,430
588,410 (a) Shoals Technologies Group, Inc 9,037,978
100,220 Simpson Manufacturing Co, Inc 13,347,300
132,970 (a) SPX Technologies, Inc 10,653,556
18,360 Standex International Corp 2,635,945
95,650 (a) Titan Machinery, Inc 2,375,946
529,670 (a) Triumph Group, Inc 3,951,338
83,140 UFP Industries, Inc 7,912,434
293,517 Wabash National Corp 6,072,867
72,340 Watts Water Technologies, Inc (Class A) 12,515,543
119,510 (a) WillScot Mobile Mini Holdings Corp 4,709,889
58,164 Zurn Elkay Water Solutions Corp 1,539,019
TOTAL CAPITAL GOODS 307,760,072
COMMERCIAL & PROFESSIONAL SERVICES - 3 .6%
134,237 (a) CBIZ, Inc 6,974,955
453,450 (a) ExlService Holdings, Inc 11,839,579
101,152 Exponent, Inc 7,413,430
79,770 (a) Franklin Covey Co 3,143,736
501,770 Healthcare Services Group 4,766,815
86,130 Heidrick & Struggles International, Inc 2,096,404
147,910 Herman Miller, Inc 3,475,885
96,060 (a) Huron Consulting Group, Inc 9,544,522
26,603 ICF International, Inc 3,371,398
651,950 (a) Legalzoom.com, Inc 6,499,941
163,550 (a) Montrose Environmental Group, Inc 3,781,276
63,510 (a) NV5 Global, Inc 5,992,169
110,785 (a),(b) TriNet Group, Inc 11,383,159
588,020 (a) Upwork, Inc 6,144,809
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 86,428,078
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .3%
244,130 (a) Abercrombie & Fitch Co (Class A) 14,847,987
191,180 Build-A-Bear Workshop, Inc 4,741,264
631,000 (a) CarParts.com, Inc 1,785,730
327,360 (a) National Vision Holdings, Inc 5,087,174
261,800 Rent-A-Center, Inc 6,822,508

Quant Small-Cap Equity Fund October 31, 2023
74
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
48,420 (b) Signet Jewelers Ltd $ 3,381,168
105,870 (a) Sleep Number Corp 1,722,505
278,200 (a) Urban Outfitters, Inc 9,631,284
515,420 (a) Warby Parker, Inc 6,690,152
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 54,709,772
CONSUMER DURABLES & APPAREL - 1 .2%
67,530 (a) Crocs, Inc 6,031,780
77,450 Installed Building Products, Inc 8,648,842
93,590 (a) M/I Homes, Inc 7,680,931
42,972 (a) Skyline Champion Corp 2,519,448
119,570 (a) Taylor Morrison Home Corp 4,581,922
TOTAL CONSUMER DURABLES & APPAREL 29,462,923
CONSUMER SERVICES - 4 .0%
11,550 (a) Biglari Holdings, Inc (B Shares) 1,706,743
61,720 Carriage Services, Inc 1,333,152
428,820 (a) Coursera, Inc 7,435,739
85,470 (a) Duolingo, Inc 12,482,894
467,280 (a) Everi Holdings, Inc 5,041,951
258,230 (a) Frontdoor, Inc 7,470,594
404,700 International Game Technology plc 10,287,474
25,000 (a) Kura Sushi USA, Inc 1,428,500
673,610 Laureate Education, Inc 9,524,845
29,390 Monarch Casino & Resort, Inc 1,768,984
433,550 (a) OneSpaWorld Holdings Ltd 4,543,604
193,700 Perdoceo Education Corp 3,504,033
339,100 (a) Portillo's, Inc 5,069,545
807,690 (a) Rover Group, Inc 5,209,601
55,810 Strategic Education, Inc 4,593,721
168,270 (a) Stride, Inc 9,251,485
49,750 Texas Roadhouse, Inc (Class A) 5,051,615
98,200 (a) Xponential Fitness, Inc 1,401,314
TOTAL CONSUMER SERVICES 97,105,794
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
149,398 Andersons, Inc 7,489,321
195,460 (a) Chefs' Warehouse, Inc 3,719,604
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 11,208,925
ENERGY - 9 .5%
154,040 Ardmore Shipping Corp 2,047,192
325,330 California Resources Corp 17,109,105
285,160 ChampionX Corp 8,782,928
95,930 Chesapeake Energy Corp 8,257,654
62,460 Chord Energy Corp 10,325,887
20,390 (b) Civitas Resources, Inc 1,538,018
215,500 CVR Energy, Inc 7,057,625
324,940 Delek US Holdings, Inc 8,562,169
86,790 (a) Denbury, Inc 7,714,763
496,780 (a) Diamond Offshore Drilling, Inc 6,165,040
374,030 (a) Expro Group Holdings NV 5,890,972
407,810 Golar LNG Ltd 9,147,178
282,050 (a) Helix Energy Solutions Group, Inc 2,764,090
60,830 Helmerich & Payne, Inc 2,407,043
491,320 Liberty Energy, Inc 9,679,004
496,280 Magnolia Oil & Gas Corp 11,141,486
469,950 Murphy Oil Corp 21,086,656
825,550 (a),(b) NextDecade Corp 3,624,165
1,465,040 Nordic American Tankers Ltd 6,724,534
343,912 (a) Oceaneering International, Inc 7,562,625
413,729 (a) Par Pacific Holdings, Inc 13,578,586
226,616 PBF Energy, Inc 10,771,058

75
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
718,600 RPC, Inc $ 5,978,752
209,060 (a) Seadrill Ltd 8,262,051
586,640 Select Water Solutions, Inc 4,364,602
92,620 SM Energy Co 3,734,438
146,350 Teekay Tankers Ltd 7,273,595
241,820 Vitesse Energy, Inc 5,728,716
129,930 (a) Weatherford International plc 12,095,184
TOTAL ENERGY 229,375,116
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .1%
306,940 American Assets Trust, Inc 5,448,185
619,110 Apple Hospitality REIT, Inc 9,707,645
621,980 Broadstone Net Lease, Inc 8,801,017
13,490 EastGroup Properties, Inc 2,202,243
803,440 Empire State Realty Trust, Inc 6,499,830
424,000 Essential Properties Realty Trust, Inc 9,306,800
279,150 Four Corners Property Trust, Inc 5,945,895
578,210 Global Net Lease, Inc 4,590,987
1,014,900 Hudson Pacific Properties, Inc 4,526,454
683,500 Independence Realty Trust, Inc 8,468,565
325,100 Kite Realty Group Trust 6,931,132
449,180 Lexington Realty Trust 3,553,014
254,960 Macerich Co 2,478,211
422,190 Mack-Cali Realty Corp 5,653,124
351,910 (c) Phillips Edison & Co, Inc 12,425,942
642,930 Piedmont Office Realty Trust, Inc 3,349,665
803,010 RLJ Lodging Trust 7,548,294
157,890 Ryman Hospitality Properties, Inc 13,515,384
663,690 Summit Hotel Properties, Inc 3,743,212
831,030 Sunstone Hotel Investors, Inc 7,728,579
483,460 Tanger Factory Outlet Centers, Inc 10,902,023
252,370 Urban Edge Properties 4,002,588
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 147,328,789
FINANCIAL SERVICES - 5 .5%
135,470 A-Mark Precious Metals, Inc 3,668,528
368,370 Apollo Commercial Real Estate Finance, Inc 3,668,965
256,690 Artisan Partners Asset Management, Inc 8,470,770
1,891,740 BGC Group, Inc 11,104,514
173,080 Enact Holdings, Inc 4,770,085
145,031 (a) Enova International, Inc 5,783,836
281,610 Essent Group Ltd 13,303,256
237,390 (a) Flywire Corp 6,383,417
346,560 (a) Green Dot Corp 3,874,541
634,870 MFA Financial, Inc 5,643,994
417,415 Navient Corp 6,641,073
383,305 (a) NMI Holdings, Inc 10,483,392
1,470,550 (a) Payoneer Global, Inc 8,514,484
368,260 Radian Group, Inc 9,331,708
208,700 (a) Remitly Global, Inc 5,620,291
677,290 (a) Repay Holdings Corp 4,056,967
930,370 (a) StoneCo Ltd 9,224,619
187,100 Victory Capital Holdings, Inc 5,511,966
39,760 Virtus Investment Partners, Inc 7,324,985
TOTAL FINANCIAL SERVICES 133,381,391
FOOD, BEVERAGE & TOBACCO - 2 .2%
111,312 Calavo Growers, Inc 2,820,646
155,400 Cal-Maine Foods, Inc 7,041,174
12,750 Coca-Cola Consolidated Inc 8,114,228
357,176 (a) Hostess Brands, Inc 11,929,678
14,570 Lancaster Colony Corp 2,464,807
109,470 (a) National Beverage Corp 5,077,219

Quant Small-Cap Equity Fund October 31, 2023
76
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
608,840 Primo Water Corp $ 7,951,450
326,900 (a) Sovos Brands, Inc 7,096,999
TOTAL FOOD, BEVERAGE & TOBACCO 52,496,201
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
441,890 (a) Alphatec Holdings, Inc 4,056,550
105,850 (a) Angiodynamics, Inc 656,270
191,110 (a) AtriCure, Inc 6,620,050
181,360 (a) Guardant Health, Inc 4,693,597
225,000 (a) Health Catalyst, Inc 1,685,250
126,424 HealthStream, Inc 3,211,170
1,065,600 (a) Hims & Hers Health, Inc 6,372,288
166,370 (a) Inari Medical, Inc 10,100,323
263,110 (a) Inmode Ltd 5,025,401
63,450 (a) Integer Holdings Corp 5,150,237
193,857 (a) Lantheus Holdings, Inc 12,523,162
198,550 (a) LivaNova plc 9,738,878
32,130 (a) ModivCare, Inc 1,357,171
192,410 (a) NextGen Healthcare, Inc 4,602,447
448,880 (a) Option Care Health, Inc 12,447,442
227,740 (a) Owens & Minor, Inc 3,263,514
314,950 Patterson Cos, Inc 9,593,377
270,640 (a) Progyny, Inc 8,351,950
220,690 (a) RxSight, Inc 4,886,077
302,110 Select Medical Holdings Corp 6,866,960
22,620 (a) Shockwave Medical, Inc 4,665,601
216,210 (a) Zimvie, Inc 1,526,443
TOTAL HEALTH CARE EQUIPMENT & SERVICES 127,394,158
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
388,280 (a) BellRing Brands, Inc 16,979,484
201,390 (a) elf Beauty, Inc 18,654,756
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 35,634,240
INSURANCE - 1 .7%
137,630 American Equity Investment Life Holding Co 7,288,885
289,160 (a) BRP Group, Inc 6,052,119
111,590 Employers Holdings, Inc 4,240,420
134,760 F&G Annuities & Life, Inc 4,135,785
97,020 (a) Goosehead Insurance, Inc 6,293,687
44,230 (a) Palomar Holdings, Inc 2,215,038
111,200 Selective Insurance Group, Inc 11,577,032
TOTAL INSURANCE 41,802,966
MATERIALS - 3 .7%
162,700 Carpenter Technology Corp 10,204,544
272,570 Commercial Metals Co 11,526,985
367,990 (a) Constellium SE 5,814,242
73,120 Innospec, Inc 7,165,760
77,890 Materion Corp 7,553,772
148,690 Minerals Technologies, Inc 8,038,181
645,000 (a) O-I Glass, Inc 9,965,250
93,524 Olympic Steel, Inc 4,748,214
271,860 Orion S.A. 5,518,758
671,490 (a) Rayonier Advanced Materials, Inc 1,860,027
224,930 Ryerson Holding Corp 6,534,217
338,100 (a) Summit Materials, Inc 11,123,490
TOTAL MATERIALS 90,053,440
MEDIA & ENTERTAINMENT - 2 .5%
106,120 (a) Atlanta Braves Holdings, Inc 3,690,853
412,540 (a) Cardlytics, Inc 5,111,370
223,950 (a) Cars.com, Inc 3,410,758

77
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
725,920 (a) Eventbrite, Inc $ 6,010,618
330,190 (a) IMAX Corp 6,012,760
464,100 (a) Integral Ad Science Holding Corp 5,327,868
191,570 John Wiley & Sons, Inc (Class A) 5,798,824
734,760 (a) Lions Gate Entertainment Corp (Class B) 5,481,310
140,740 (a) PubMatic, Inc 1,586,140
109,600 Shutterstock, Inc 4,458,528
759,710 (a) Vimeo, Inc 2,339,907
250,730 (a) Yelp, Inc 10,578,299
TOTAL MEDIA & ENTERTAINMENT 59,807,235
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .0%
1,725,090 (a) ADMA Biologics, Inc 5,830,804
442,200 (a) Alkermes plc 10,696,818
676,283 (a) Amicus Therapeutics, Inc 7,418,824
180,100 (a) Amphastar Pharmaceuticals, Inc 8,153,127
275,720 (a) Amylyx Pharmaceuticals, Inc 4,496,993
101,090 (a) ANI Pharmaceuticals, Inc 6,241,297
387,420 (a) Arcus Biosciences, Inc 6,086,368
1,335,550 (a) Ardelyx, Inc 5,275,422
196,890 (a) Arvinas, Inc 3,173,867
755,870 (a),(b) Aurinia Pharmaceuticals, Inc 5,548,086
889,770 (a) BioCryst Pharmaceuticals, Inc 4,884,837
21,617 (a) Blueprint Medicines Corp 1,272,377
652,001 (a) Codexis, Inc 1,082,322
650,410 (a) Coherus Biosciences, Inc 2,178,873
217,210 (a) Day One Biopharmaceuticals, Inc 2,569,594
408,730 (a) Deciphera Pharmaceuticals, Inc 4,900,673
601,380 (a) Dynavax Technologies Corp 8,545,610
400,200 (a) Editas Medicine, Inc 2,673,336
454,030 (a) Evolus, Inc 3,450,628
268,410 (a) Halozyme Therapeutics, Inc 9,091,047
190,763 (a) Harmony Biosciences Holdings, Inc 4,490,561
811,970 (a) Immunogen, Inc 12,065,874
261,300 (a) Immunovant, Inc 8,635,965
172,270 (a) Intercept Pharmaceuticals, Inc 3,261,071
45,354 (a) Intra-Cellular Therapies, Inc 2,256,815
523,550 (a) Iovance Biotherapeutics, Inc 1,999,961
621,080 (a) Ironwood Pharmaceuticals, Inc 5,571,088
325,780 (a) Kiniksa Pharmaceuticals Ltd 4,968,145
397,740 (a) MacroGenics, Inc 2,076,203
227,310 (a) Mirum Pharmaceuticals, Inc 6,235,113
303,700 (a) NGM Biopharmaceuticals, Inc 258,115
339,610 (a) Nurix Therapeutics, Inc 1,898,420
781,590 (a) Ocular Therapeutix, Inc 2,227,531
136,224 Phibro Animal Health Corp 1,487,566
209,690 (a) Protagonist Therapeutics, Inc 3,048,893
240,010 (a) Quanterix Corp 5,213,017
192,140 (a) Revance Therapeutics, Inc 1,515,985
1,879,010 (a) Rigel Pharmaceuticals, Inc 1,516,925
305,430 (a) Travere Therapeutics, Inc 1,979,186
304,110 (a) Veracyte, Inc 6,301,159
228,170 (a) Vericel Corp 8,027,021
12,280 (a) Vertex Pharmaceuticals, Inc 4,446,711
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 193,052,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .0%
83,330 (a) Axcelis Technologies, Inc 10,624,575
397,650 (a) Credo Technology Group Holding Ltd 5,654,583
131,150 (a) Diodes, Inc 8,535,242
182,420 Kulicke & Soffa Industries, Inc 7,590,496
29,527 (a) Lattice Semiconductor Corp 1,641,996
270,510 (a) MaxLinear, Inc 4,111,752

Quant Small-Cap Equity Fund October 31, 2023
78
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
432,890 (a),(b) Navitas Semiconductor Corp $ 2,268,344
135,930 (a) PDF Solutions, Inc 3,606,223
420,290 (a) Photronics, Inc 7,716,524
280,020 (a) Rambus, Inc 15,213,487
238,650 (a) Veeco Instruments, Inc 5,713,281
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 72,676,503
SOFTWARE & SERVICES - 5 .9%
125,870 (a) Alkami Technology, Inc 2,259,366
310,340 (a) Asana, Inc 5,731,980
78,030 (a) Blackbaud, Inc 5,103,162
75,730 (a) Brightcove, Inc 233,248
116,460 (a) Commvault Systems, Inc 7,610,661
340,650 (a) EngageSmart, Inc 7,715,722
179,360 (a) Everbridge, Inc 3,696,610
270,250 (a) Fastly, Inc 3,964,567
573,910 (a) Freshworks, Inc 10,295,945
166,990 (a) Intapp, Inc 5,711,058
292,140 (a) LiveRamp Holdings, Inc 8,080,592
222,260 (a) Model N, Inc 5,356,466
733,480 (a) Olo, Inc 3,748,083
49,475 Progress Software Corp 2,542,026
258,690 (a) Q2 Holdings, Inc 7,768,461
98,840 (a) Qualys, Inc 15,117,578
200,694 (a) Rapid7, Inc 9,330,264
503,610 (a) Sprinklr, Inc 6,844,060
105,380 (a) Sprout Social, Inc 4,560,846
67,400 (a) Squarespace, Inc 1,914,834
99,490 (a) Tenable Holdings, Inc 4,189,524
376,920 (a) Varonis Systems, Inc 12,679,589
174,170 (a) Verint Systems, Inc 3,276,138
250,390 (a) Yext, Inc 1,509,852
431,250 (a) Zuora, Inc 3,195,563
TOTAL SOFTWARE & SERVICES 142,436,195
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
165,580 Belden CDT, Inc 11,739,622
967,000 (a) CommScope Holding Co, Inc 1,431,160
346,480 (a) Extreme Networks, Inc 7,144,417
54,800 (a) Fabrinet 8,494,000
45,903 (a) OSI Systems, Inc 4,786,306
350,361 (a) Sanmina Corp 17,822,864
94,262 (a) Scansource, Inc 2,865,565
108,090 (a) Super Micro Computer, Inc 25,884,312
477,370 Vishay Intertechnology, Inc 10,616,709
42,139 (a) Vishay Precision Group, Inc 1,260,799
489,780 Xerox Holdings Corp 6,288,775
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 98,334,529
TELECOMMUNICATION SERVICES - 0 .9%
288,620 (a) Bandwidth, Inc 3,062,258
259,330 (a) EchoStar Corp (Class A) 3,594,314
2,532,500 (a),(b) Globalstar, Inc 3,570,825
81,340 Iridium Communications, Inc 3,013,647
458,580 Telephone and Data Systems, Inc 8,341,570
TOTAL TELECOMMUNICATION SERVICES 21,582,614
TRANSPORTATION - 1 .6%
12,372 ArcBest Corp 1,347,063
433,940 Costamare, Inc 3,918,478
119,476 Forward Air Corp 7,695,449
660,780 (a) Hawaiian Holdings, Inc 2,781,884
37,789 (a) Hub Group, Inc (Class A) 2,597,994

79
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
106,410 (a) RXO, Inc $ 1,863,239
12,660 (a) Saia, Inc 4,538,484
233,420 (a) Skywest, Inc 9,843,321
258,540 (a) Sun Country Airlines Holdings, Inc 3,366,191
TOTAL TRANSPORTATION 37,952,103
UTILITIES - 2 .8%
186,150 Allete, Inc 9,966,471
271,970 Avista Corp 8,618,729
212,288 Black Hills Corp 10,264,125
254,119 Brookfield Infrastructure Corp 6,546,106
169,600 Northwest Natural Holding Co 6,226,016
148,180 ONE Gas, Inc 8,950,072
147,210 Otter Tail Corp 11,326,337
70,451 Portland General Electric Co 2,819,449
73,360 Unitil Corp 3,350,351
TOTAL UTILITIES 68,067,656
TOTAL COMMON STOCKS 2,371,078,810
(Cost $2,277,656,922)
TOTAL LONG-TERM INVESTMENTS 2,371,078,810
(Cost $2,277,656,922)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 12/12/23 4,970,679
5,000,000 FHLB 0 .000 01/05/24 4,953,467
TOTAL GOVERNMENT AGENCY DEBT 9,924,146
REPURCHASE AGREEMENT - 0 .7%
16,087,000 (d) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 16,087,000
TOTAL REPURCHASE AGREEMENT 16,087,000
TREASURY DEBT - 0 .5%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,999,708
5,000,000 United States Treasury Bill 0 .000 11/07/23 4,995,600
6,500,000 United States Treasury Bill 0 .000 11/14/23 6,487,586
TOTAL TREASURY DEBT 13,482,894
TOTAL SHORT-TERM INVESTMENTS 39,494,040
(Cost $39,491,775)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
17,561,048 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 17,561,048
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 17,561,048
(Cost $17,561,048)
TOTAL INVESTMENTS - 100.6% 2,428,133,898
(Cost $2,334,709,745)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (14,794,658)
NET ASSETS - 100.0% $ 2,413,339,240
REIT Real Estate Investment Trust

Quant Small-Cap Equity Fund October 31, 2023
80
See Notes to Financial Statements
Portfolio of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,842,486.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $16,087,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 2.875% and maturity date 5/15/32, valued at $16,408,797.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 300 12/15/23  $ 26,896,153 $ 25,026,000 $ (1,870,153)

Portfolio of Investments
Quant Small/Mid-Cap Equity Fund October 31, 2023
81
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 1 .3%
97,190 (a) Adient plc $ 3,274,331
193,110 Dana Inc 2,216,903
86,569 (a) Goodyear Tire & Rubber Co 1,030,171
19,580 Lear Corp 2,540,701
70,145 (a) Stoneridge, Inc 1,141,259
26,050 (a) Visteon Corp 2,999,136
TOTAL AUTOMOBILES & COMPONENTS 13,202,501
BANKS - 5 .3%
43,880 Ameris Bancorp 1,636,724
93,572 (a) Axos Financial, Inc 3,371,399
9,960 Bancfirst Corp 807,856
108,178 Bank of NT Butterfield & Son Ltd 2,732,576
109,220 Bank OZK 3,911,168
113,540 BankUnited, Inc 2,476,308
70,302 Berkshire Hills Bancorp, Inc 1,378,622
159,508 Capitol Federal Financial, Inc 829,442
50,730 Cathay General Bancorp 1,720,254
82,844 Central Pacific Financial Corp 1,307,278
32,202 Community Bank System, Inc 1,286,470
59,920 CVB Financial Corp 935,950
88,570 East West Bancorp, Inc 4,749,123
18,787 Enterprise Financial Services Corp 653,224
102,008 First BanCorp 1,361,807
108,730 First Commonwealth Financial Corp 1,324,331
132,975 First Financial Bankshares, Inc 3,198,049
86,288 First Hawaiian, Inc 1,547,144
68,570 International Bancshares Corp 3,005,423
85,026 National Bank Holdings Corp 2,651,111
100,644 OFG Bancorp 2,981,075
92,605 Old National Bancorp 1,268,689
62,040 Pacific Premier Bancorp, Inc 1,178,760
72,774 Prosperity Bancshares, Inc 3,969,094
41,856 Renasant Corp 1,020,868
33,240 Westamerica Bancorporation 1,570,258
TOTAL BANKS 52,873,003
CAPITAL GOODS - 18 .4%
48,020 A.O. Smith Corp 3,349,875
15,106 Aecom Technology Corp 1,156,364
13,160 (a) Aerovironment, Inc 1,508,926
11,130 Alamo Group, Inc 1,784,139
12,470 Albany International Corp (Class A) 1,017,677
88,896 Allison Transmission Holdings, Inc 4,482,136
196,536 (a) API Group Corp 5,084,386
36,682 Applied Industrial Technologies, Inc 5,631,054
49,460 Armstrong World Industries, Inc 3,753,519
61,528 (a) Atkore, Inc 7,646,700
60,830 (a) AZEK Co, Inc 1,593,746
60,665 Boise Cascade Co 5,687,344
41,905 (a) Builders FirstSource, Inc 4,547,531
32,257 Comfort Systems USA, Inc 5,865,935
81,220 (a) Core & Main, Inc 2,443,098
41,830 Crane Co 4,071,314
13,220 Crane NXT Co 687,440

Quant Small/Mid-Cap Equity Fund October 31, 2023
82
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
22,830 Curtiss-Wright Corp $ 4,538,832
37,958 Donaldson Co, Inc 2,188,658
24,599 EMCOR Group, Inc 5,083,383
89,676 Enerpac Tool Group Corp 2,537,831
39,870 EnerSys 3,412,075
14,593 EnPro Industries, Inc 1,620,699
54,484 Esab Corp 3,448,837
46,313 Federal Signal Corp 2,688,007
112,480 Flowserve Corp 4,130,266
132,210 (a) Fluor Corp 4,401,271
37,173 (a) Gibraltar Industries, Inc 2,262,349
73,570 Griffon Corp 2,938,386
55,461 Howmet Aerospace, Inc 2,445,830
61,073 ITT, Inc 5,701,165
281,537 (a) Janus International Group, Inc 2,635,186
92,583 (a) Kratos Defense & Security Solutions, Inc 1,578,540
7,910 Lennox International, Inc 2,930,971
239,543 (a) MRC Global, Inc 2,517,597
256,077 (a) NOW, Inc 2,821,969
137,017 nVent Electric plc 6,594,628
46,150 Oshkosh Corp 4,048,739
62,150 (a) Parsons Corp 3,514,582
97,192 Pentair plc 5,648,799
12,057 Quanta Services, Inc 2,014,966
85,455 Rush Enterprises, Inc (Class A) 3,040,489
6,201 Snap-On, Inc 1,599,486
45,934 (a) SPX Technologies, Inc 3,680,232
49,522 Textron, Inc 3,763,672
53,388 (a) Titan Machinery, Inc 1,326,158
238,172 (a) Triumph Group, Inc 1,776,763
43,030 UFP Industries, Inc 4,095,165
22,705 (a) V2X, Inc 1,159,544
21,347 Veritiv Corp 3,616,395
264,970 Vertiv Holdings Co 10,405,372
140,725 Wabash National Corp 2,911,600
6,978 WESCO International, Inc 894,580
37,320 Woodward Inc 4,653,804
TOTAL CAPITAL GOODS 184,938,010
COMMERCIAL & PROFESSIONAL SERVICES - 2 .7%
128,880 (a) ACV Auctions, Inc 1,717,970
158,475 (a) ARAMARK Uniform Services 2,423,083
54,416 Booz Allen Hamilton Holding Corp 6,526,111
22,371 Brink's Co 1,495,725
72,315 (a) ExlService Holdings, Inc 1,888,145
34,555 Insperity, Inc 3,657,301
57,178 Kforce, Inc 3,490,145
24,855 Tetra Tech, Inc 3,750,868
220,790 (a) Upwork, Inc 2,307,256
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 27,256,604
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .1%
327,037 (a) CarParts.com, Inc 925,515
114,110 (a),(b) GameStop Corp (Class A) 1,571,295
15,168 Murphy USA, Inc 5,501,282
61,964 (a) ODP Corp 2,783,423
56,510 Sonic Automotive, Inc (Class A) 2,704,003
694,700 (a) Stitch Fix, Inc 2,278,616
105,650 (a) Urban Outfitters, Inc 3,657,603
150,200 (a) Warby Parker, Inc 1,949,596
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 21,371,333

83
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL - 2 .4%
98,374 (a) G-III Apparel Group Ltd $ 2,513,456
27,640 Installed Building Products, Inc 3,086,559
48,600 Kontoor Brands, Inc 2,257,470
22,170 Pulte Homes, Inc 1,631,490
89,290 Steven Madden Ltd 2,927,819
121,619 Tapestry, Inc 3,351,820
24,028 (a) TopBuild Corp 5,496,645
440,156 (a) Under Armour, Inc (Class A) 3,015,068
TOTAL CONSUMER DURABLES & APPAREL 24,280,327
CONSUMER SERVICES - 4 .0%
107,580 Aramark 2,897,129
217,128 (a) Denny's Corp 1,871,643
24,873 (a) Duolingo, Inc 3,632,702
176,388 (a) Everi Holdings, Inc 1,903,227
106,950 (a) Frontdoor, Inc 3,094,063
125,367 H&R Block, Inc 5,146,315
148,857 International Game Technology plc 3,783,945
214,730 Laureate Education, Inc 3,036,282
40,820 Strategic Education, Inc 3,359,894
43,838 Texas Roadhouse, Inc (Class A) 4,451,311
169,130 Wendy's Co 3,216,853
29,810 Wyndham Hotels & Resorts, Inc 2,158,244
15,100 Wynn Resorts Ltd 1,325,478
TOTAL CONSUMER SERVICES 39,877,086
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
58,445 Albertsons Cos, Inc 1,268,257
60,710 Andersons, Inc 3,043,392
73,988 (a) Chefs' Warehouse, Inc 1,407,992
85,766 (a) Performance Food Group Co 4,953,844
95,657 (a) United Natural Foods, Inc 1,394,679
131,511 (a) US Foods Holding Corp 5,121,038
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 17,189,202
ENERGY - 6 .4%
131,000 Archrock, Inc 1,659,770
78,780 California Resources Corp 4,143,040
5,472 Chevron Corp 797,435
5,900 Chord Energy Corp 975,388
96,810 Delek US Holdings, Inc 2,550,943
22,835 (a) Denbury, Inc 2,029,803
232,875 (a) Diamond Offshore Drilling, Inc 2,889,979
25,810 (a) Gulfport Energy Operating Corp 3,190,374
186,338 Liberty Energy, Inc 3,670,859
155,510 Magnolia Oil & Gas Corp 3,491,199
99,310 Murphy Oil Corp 4,456,040
157,283 (a) Par Pacific Holdings, Inc 5,162,028
171,639 PBF Energy, Inc 8,158,002
45,700 (a) Seadrill Ltd 1,806,064
69,820 SM Energy Co 2,815,142
598,313 (a) Southwestern Energy Co 4,265,972
100,790 Vitesse Energy, Inc 2,387,715
74,388 (a) Weatherford International plc 6,924,779
140,358 World Fuel Services Corp 2,596,623
TOTAL ENERGY 63,971,155
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .7%
141,857 Acadia Realty Trust 2,031,392
36,240 Agree Realty Corp 2,027,266
91,022 Alexander & Baldwin, Inc 1,438,148
128,110 American Assets Trust, Inc 2,273,953
128,330 American Homes 4 Rent 4,201,524

Quant Small/Mid-Cap Equity Fund October 31, 2023
84
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
124,800 Americold Realty Trust, Inc $ 3,272,256
112,759 Apartment Income REIT Corp 3,293,690
127,808 Brixmor Property Group, Inc 2,657,128
15,141 Camden Property Trust 1,285,168
169,010 CareTrust REIT, Inc 3,637,095
17,950 EastGroup Properties, Inc 2,930,338
49,895 EPR Properties 2,130,517
108,200 Essential Properties Realty Trust, Inc 2,374,990
63,149 First Industrial Realty Trust, Inc 2,671,203
107,957 Gaming and Leisure Properties, Inc 4,900,168
164,420 Kite Realty Group Trust 3,505,434
262,320 Lexington Realty Trust 2,074,951
169,390 Mack-Cali Realty Corp 2,268,132
69,644 National Retail Properties, Inc 2,530,167
58,490 Omega Healthcare Investors, Inc 1,936,019
182,367 Piedmont Office Realty Trust, Inc 950,132
51,166 Regency Centers Corp 3,083,263
30,260 Rexford Industrial Realty, Inc 1,308,442
45,417 Ryman Hospitality Properties, Inc 3,887,695
257,220 Sabra Health Care REIT, Inc 3,508,481
194,871 Service Properties Trust 1,412,815
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 67,590,367
FINANCIAL SERVICES - 7 .7%
124,270 Ally Financial, Inc 3,006,091
135,290 BGC Group, Inc 794,152
132,544 Brightsphere Investment Group, Inc 2,075,639
67,708 (a) Cannae Holdings, Inc 1,107,026
25,058 Cboe Global Markets, Inc 4,106,756
80,032 Essent Group Ltd 3,780,712
33,781 EVERTEC, Inc 1,073,560
125,237 (a) Flywire Corp 3,367,623
28,470 Hamilton Lane, Inc 2,394,896
13,532 Intercontinental Exchange, Inc 1,453,878
100,460 Jackson Financial, Inc 3,687,886
123,900 Jefferies Financial Group, Inc 3,987,102
55,800 Lazard Ltd (Class A) 1,549,566
11,780 MarketAxess Holdings, Inc 2,517,975
149,110 (a) Marqeta, Inc 770,899
113,142 (a) NMI Holdings, Inc 3,094,434
103,350 OneMain Holdings, Inc 3,713,365
593,920 (a) Payoneer Global, Inc 3,438,797
231,470 (a) Robinhood Markets, Inc 2,115,636
87,904 StepStone Group, Inc 2,487,683
21,860 (a) StoneX Group, Inc 2,083,695
123,538 (a) Toast, Inc 1,975,373
78,000 (b) Vanguard Russell 2000 ETF 5,192,460
33,000 Vanguard Small-Cap ETF 5,875,650
35,060 Victory Capital Holdings, Inc 1,032,868
149,802 Virtu Financial, Inc 2,769,839
32,660 Voya Financial, Inc 2,180,708
308,310 Western Union Co 3,480,820
118,760 XP, Inc 2,375,200
TOTAL FINANCIAL SERVICES 77,490,289
FOOD, BEVERAGE & TOBACCO - 1 .1%
32,800 Ingredion, Inc 3,069,424
31,238 Lamb Weston Holdings, Inc 2,805,173
83,850 (a) Pilgrim's Pride Corp 2,138,175
259,655 Primo Water Corp 3,391,094
TOTAL FOOD, BEVERAGE & TOBACCO 11,403,866

85
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4 .5%
155,830 (a) Accolade, Inc $ 1,012,895
190,365 (a) Allscripts Healthcare Solutions, Inc 2,510,914
67,200 (a) AtriCure, Inc 2,327,808
58,636 (a) Axonics, Inc 3,002,750
109,359 (a) Cross Country Healthcare, Inc 2,532,755
48,420 (a) Envista Holdings Corp 1,126,733
102,830 (a) Guardant Health, Inc 2,661,240
411,014 (a) Hims & Hers Health, Inc 2,457,864
19,690 (a) Inari Medical, Inc 1,195,380
66,040 (a) LivaNova plc 3,239,262
55,806 (a) Merit Medical Systems, Inc 3,836,104
124,174 (a) Option Care Health, Inc 3,443,345
92,870 (a) Owens & Minor, Inc 1,330,827
110,043 Patterson Cos, Inc 3,351,910
42,897 (a) Phreesia, Inc 585,973
71,330 (a) Privia Health Group, Inc 1,499,357
98,253 (a) Progyny, Inc 3,032,088
17,850 (a) Shockwave Medical, Inc 3,681,741
131,610 (a) Teladoc Health, Inc 2,176,829
TOTAL HEALTH CARE EQUIPMENT & SERVICES 45,005,775
HOUSEHOLD & PERSONAL PRODUCTS - 1 .1%
121,935 (a) BellRing Brands, Inc 5,332,218
39,826 (a) elf Beauty, Inc 3,689,082
23,577 Medifast, Inc 1,630,585
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,651,885
INSURANCE - 4 .1%
57,940 Assured Guaranty Ltd 3,615,456
69,637 Axis Capital Holdings Ltd 3,976,273
51,903 Brown & Brown, Inc 3,603,106
69,089 CNO Financial Group, Inc 1,601,483
20,050 Everest Re Group Ltd 7,932,181
26,650 Globe Life, Inc 3,100,994
39,170 (a) Goosehead Insurance, Inc 2,540,958
153,552 Lincoln National Corp 3,342,827
461,140 (a) Oscar Health, Inc 2,361,037
11,150 Reinsurance Group of America, Inc (Class A) 1,666,590
21,520 RenaissanceRe Holdings Ltd 4,725,577
13,850 Selective Insurance Group, Inc 1,441,924
966 White Mountains Insurance Group Ltd 1,382,104
TOTAL INSURANCE 41,290,510
MATERIALS - 4 .2%
77,220 Berry Global Group, Inc 4,247,100
69,890 Carpenter Technology Corp 4,383,501
80,680 Compass Minerals International, Inc 1,987,955
248,337 (a) Constellium SE 3,923,724
123,486 Element Solutions, Inc 2,251,150
23,236 Innospec, Inc 2,277,128
51,371 Minerals Technologies, Inc 2,777,116
5,757 Reliance Steel & Aluminum Co 1,464,466
32,505 Royal Gold, Inc 3,391,247
96,670 Ryerson Holding Corp 2,808,263
253,318 SSR Mining, Inc 3,516,054
120,059 (a) Summit Materials, Inc 3,949,941
89,208 Valvoline, Inc 2,646,801
49,098 Worthington Industries, Inc 3,025,419
TOTAL MATERIALS 42,649,865
MEDIA & ENTERTAINMENT - 1 .7%
92,120 (a) Bumble, Inc 1,238,093
45,390 (a) Cardlytics, Inc 562,382

Quant Small/Mid-Cap Equity Fund October 31, 2023
86
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
603,515 (a) Clear Channel Outdoor Holdings, Inc $ 663,866
229,839 (a) Eventbrite, Inc 1,903,067
61,790 Gray Television, Inc 402,871
97,850 (a) Integral Ad Science Holding Corp 1,123,318
41,346 (a) Liberty Media Corp-Liberty Formula One 2,674,673
132,800 (a) Liberty Media Corp-Liberty SiriusXM 3,260,240
22,372 (a) LIBERTY MEDIA CORP-LIBERTY-C 712,995
162,156 (a) Lions Gate Entertainment Corp (Class A) 1,274,546
79,714 (a) Yelp, Inc 3,363,134
TOTAL MEDIA & ENTERTAINMENT 17,179,185
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .1%
72,700 (a) 89bio, Inc 537,980
134,680 (a) Alkermes plc 3,257,909
85,410 (a) Amylyx Pharmaceuticals, Inc 1,393,037
164,485 (a) Aurinia Pharmaceuticals, Inc 1,207,320
49,940 (a),(b) Axsome Therapeutics, Inc 3,110,263
37,770 Bruker BioSciences Corp 2,152,890
214,435 (a) Codexis, Inc 355,962
155,456 (a) Deciphera Pharmaceuticals, Inc 1,863,917
187,950 (a) Dynavax Technologies Corp 2,670,770
302,820 (a) Elanco Animal Health, Inc 2,667,844
76,695 (a) Exact Sciences Corp 4,723,645
149,150 (a) Exelixis, Inc 3,070,999
99,902 (a) Halozyme Therapeutics, Inc 3,383,681
62,310 (a) Ideaya Biosciences, Inc 1,692,963
142,353 (a) Innoviva, Inc 1,766,601
47,750 (a) Intra-Cellular Therapies, Inc 2,376,040
13,230 (a) Medpace Holdings, Inc 3,210,524
71,600 (a) Natera, Inc 2,826,052
52,310 (a) Neurocrine Biosciences, Inc 5,803,271
118,717 (a) QIAGEN NV 4,443,577
24,881 (a) Sarepta Therapeutics, Inc 1,674,740
45,536 (a) Supernus Pharmaceuticals, Inc 1,086,034
15,320 (a) United Therapeutics Corp 3,414,215
122,664 (a) Veracyte, Inc 2,541,598
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 61,231,832
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .6%
364,560 (a) Compass, Inc 721,829
66,090 (b) eXp World Holdings, Inc 877,014
886,060 (a) Opendoor Technologies, Inc 1,683,514
15,173 RMR Group, Inc 341,696
80,966 (a) Zillow Group, Inc (Class A) 2,876,722
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,500,775
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .5%
113,499 (a) Allegro MicroSystems, Inc 2,946,434
125,260 (a) Credo Technology Group Holding Ltd 1,781,197
46,972 (a) Formfactor, Inc 1,591,411
87,340 (a) Lattice Semiconductor Corp 4,856,978
186,837 (a) Photronics, Inc 3,430,327
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,606,347
SOFTWARE & SERVICES - 8 .0%
30,296 (a) Alteryx, Inc 969,775
66,087 Amdocs Ltd 5,297,534
20,010 (a) Appfolio, Inc 3,753,276
95,360 (a) AppLovin Corp 3,474,918
33,490 (a) Braze, Inc 1,426,004
65,439 (a) Domo, Inc 533,982
88,360 (a) Dynatrace, Inc 3,950,576
58,432 (a) Elastic NV 4,384,737

87
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
128,640 (a) EngageSmart, Inc $ 2,913,696
81,730 (a) Everbridge, Inc 1,684,455
45,670 (a) Five9, Inc 2,642,923
69,489 Gen Digital, Inc 1,157,687
3,998 (a) Globant S.A. 680,819
181,621 (a) Kyndryl Holdings, Inc 2,657,115
84,530 (a) LiveRamp Holdings, Inc 2,338,100
27,398 (a) Manhattan Associates, Inc 5,342,062
155,545 (a) Nutanix, Inc 5,629,174
24,017 (a) Paylocity Holding Corp 4,308,650
63,100 (a) Q2 Holdings, Inc 1,894,893
152,720 (a) SentinelOne, Inc 2,387,014
89,660 (a) Smartsheet, Inc 3,545,156
172,970 (a) Sprinklr, Inc 2,350,662
15,094 (a) SPS Commerce, Inc 2,420,172
101,250 (a) Squarespace, Inc 2,876,512
97,511 (a) Teradata Corp 4,165,670
45,970 (a) UiPath, Inc 713,914
85,440 (a) Varonis Systems, Inc 2,874,202
232,452 (a) Zeta Global Holdings Corp 1,813,126
336,497 (a) Zuora, Inc 2,493,443
TOTAL SOFTWARE & SERVICES 80,680,247
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .8%
280,225 (a) Arlo Technologies, Inc 2,379,110
42,812 Belden CDT, Inc 3,035,371
76,980 (a) Calix, Inc 2,549,577
161,051 (a) Extreme Networks, Inc 3,320,872
24,596 (a) Fabrinet 3,812,380
42,620 (a) Itron, Inc 2,441,274
29,843 Jabil Inc 3,664,720
83,430 Napco Security Technologies, Inc 1,532,609
64,140 (a) Sanmina Corp 3,262,802
23,464 (a) Super Micro Computer, Inc 5,618,924
39,900 SYNNEX Corp 3,658,032
195,920 Xerox Holdings Corp 2,515,613
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 37,791,284
TELECOMMUNICATION SERVICES - 0 .5%
53,670 Cogent Communications Group, Inc 3,487,477
41,763 (a),(c) GCI Liberty, Inc 418
41,930 Iridium Communications, Inc 1,553,506
TOTAL TELECOMMUNICATION SERVICES 5,041,401
TRANSPORTATION - 1 .6%
18,860 Forward Air Corp 1,214,773
83,039 (a) GXO Logistics, Inc 4,194,300
44,094 (a) Hub Group, Inc (Class A) 3,031,462
159,974 (a) RXO, Inc 2,801,145
41,522 Ryder System, Inc 4,050,056
48,755 Schneider National, Inc 1,234,964
TOTAL TRANSPORTATION 16,526,700
UTILITIES - 2 .2%
55,589 Clearway Energy, Inc (Class A) 1,132,348
61,220 Clearway Energy, Inc (Class C) 1,329,086
15,262 MGE Energy, Inc 1,093,217
58,530 New Jersey Resources Corp 2,375,148
47,873 Northwest Natural Holding Co 1,757,418
137,540 NRG Energy, Inc 5,828,945
79,450 UGI Corp 1,652,560

Quant Small/Mid-Cap Equity Fund October 31, 2023
88
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
202,756 Vistra Corp $ 6,634,176
TOTAL UTILITIES 21,802,898
TOTAL COMMON STOCKS 1,002,402,447
(Cost $921,363,439)
TOTAL LONG-TERM INVESTMENTS 1,002,402,447
(Cost $921,363,439)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 1,066,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 1,066,000
TOTAL REPURCHASE AGREEMENT 1,066,000
TOTAL SHORT-TERM INVESTMENTS 1,066,000
(Cost $1,066,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
3,418,953 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 3,418,953
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,418,953
(Cost $3,418,953)
TOTAL INVESTMENTS - 100.1% 1,006,887,400
(Cost $925,848,392)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,349,817)
NET ASSETS - 100.0% $ 1,005,537,583
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,499,636.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $1,066,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $1,087,421.
(e)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Social Choice Equity Fund October 31, 2023
89
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2 .1%
164,977 (a) American Axle & Manufacturing Holdings, Inc $ 1,113,595
110,497 (a) Aptiv plc 9,635,338
74,371 (a) Modine Manufacturing Co 2,937,655
298,899 (a),(b) Rivian Automotive, Inc 4,848,142
474,485 (a) Tesla, Inc 95,295,567
TOTAL AUTOMOBILES & COMPONENTS 113,830,297
BANKS - 2 .2%
1,694 Ameris Bancorp 63,186
17,614 (a) Bancorp, Inc 627,939
47,422 Bank OZK 1,698,182
3,518 Banner Corp 148,495
47,884 Berkshire Hills Bancorp, Inc 939,005
1,259 Cadence Bank 26,666
3,985 Camden National Corp 116,202
830,296 Citigroup, Inc 32,788,389
827 Columbia Banking System, Inc 16,267
388 Commerce Bancshares, Inc 17,018
1,572 Community Trust Bancorp, Inc 59,044
41,349 (a) Customers Bancorp, Inc 1,662,643
10,587 First Busey Corp 210,258
1,130 FNB Corp 12,080
540 Glacier Bancorp, Inc 16,303
1,279 Hancock Whitney Corp 44,036
3,902 Heritage Financial Corp 63,485
285,811 Huntington Bancshares, Inc 2,758,076
240,475 JPMorgan Chase & Co 33,440,453
26,162 National Bank Holdings Corp 815,731
310 NBT Bancorp, Inc 10,376
7,838 Old National Bancorp 107,381
205,551 PNC Financial Services Group, Inc 23,529,423
682,855 Regions Financial Corp 9,921,883
1,879 (a) Texas Capital Bancshares, Inc 103,458
3,796 Trico Bancshares 122,801
310,653 Truist Financial Corp 8,810,119
350 Trustmark Corp 7,038
2,167 UMB Financial Corp 135,914
17,523 Univest Financial Corp 291,933
1,553 Westamerica Bancorporation 73,364
230 Wintrust Financial Corp 17,179
TOTAL BANKS 118,654,327
CAPITAL GOODS - 6 .5%
320,289 3M Co 29,130,285
954 Acuity Brands, Inc 154,519
48,510 (a) Axon Enterprise, Inc 9,919,810
419 (a) Beacon Roofing Supply, Inc 29,820
46,771 (a),(b) Blink Charging Co 111,315
244,666 Carrier Global Corp 11,660,782
170,927 Caterpillar, Inc 38,638,048
35,835 Cummins, Inc 7,751,111
55,577 Curtiss-Wright Corp 11,049,263
105,914 Deere & Co 38,696,739
180,177 Eaton Corp plc 37,460,600
1,365 EMCOR Group, Inc 282,077

Social Choice Equity Fund October 31, 2023
90
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
48,540 Emerson Electric Co $ 4,318,604
119,034 Fastenal Co 6,944,444
99,730 Fortive Corp 6,510,374
33,925 (a) Generac Holdings, Inc 2,852,075
245 Granite Construction, Inc 9,918
98,162 (a) Great Lakes Dredge & Dock Corp 746,031
122,796 Hexcel Corp 7,603,528
1,801 IDEX Corp 344,729
158,674 Illinois Tool Works, Inc 35,562,017
282,400 Johnson Controls International plc 13,843,248
181,026 (a) Kratos Defense & Security Solutions, Inc 3,086,493
12,916 Luxfer Holdings plc 106,815
36,235 (a) Manitowoc Co, Inc 463,808
171,085 Masco Corp 8,911,818
72,232 (a) Mercury Computer Systems, Inc 2,598,907
7,159 Moog, Inc (Class A) 830,802
10,546 (a) MYR Group, Inc 1,221,543
6,412 Owens Corning, Inc 726,928
89,596 PACCAR, Inc 7,394,358
38,104 (a) Proto Labs, Inc 899,635
22,006 Quanta Services, Inc 3,677,643
37,955 Rockwell Automation, Inc 9,974,954
5,874 Rush Enterprises, Inc (Class A) 208,997
9,292 Snap-On, Inc 2,396,779
69,059 Trane Technologies plc 13,142,618
96,471 (a) Triumph Group, Inc 719,674
30,230 United Rentals, Inc 12,281,542
16,660 (a) V2X, Inc 850,826
13,236 W.W. Grainger, Inc 9,660,030
1,174 Wabash National Corp 24,290
36,655 Woodward Inc 4,570,879
36,530 Xylem, Inc 3,417,016
TOTAL CAPITAL GOODS 350,785,692
COMMERCIAL & PROFESSIONAL SERVICES - 2 .3%
540 ABM Industries, Inc 21,244
9,872 ACCO Brands Corp 49,952
970 (a) ASGN, Inc 80,956
165,402 Automatic Data Processing, Inc 36,094,024
715,139 (a) Copart, Inc 31,122,849
16,323 CSG Systems International, Inc 764,896
134,930 (a) ExlService Holdings, Inc 3,523,022
36,384 (a) FTI Consulting, Inc 7,722,868
4,282 Heidrick & Struggles International, Inc 104,224
188 Herman Miller, Inc 4,418
39,570 Kelly Services, Inc (Class A) 706,325
33,753 (a) Liquidity Services, Inc 650,420
143,033 (a) OPENLANE, Inc 1,920,933
42,537 Robert Half International, Inc 3,180,492
15,617 (a) Sterling Check Corp 174,598
120,100 TransUnion 5,269,988
2,825 (a) TriNet Group, Inc 290,269
66,536 (a) Veralto Corp 4,590,984
14,026 Verisk Analytics, Inc 3,188,951
145,676 Waste Management, Inc 23,938,937
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 123,400,350
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .1%
4,967 (a) 1-800-FLOWERS.COM, Inc (Class A) 37,302
1,216 Aaron's Co, Inc 9,011
401 (a) Autozone, Inc 993,329
1,601 (a) Carmax, Inc 97,805
17,468 (a) Children's Place, Inc 478,099

91
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
272,982 eBay, Inc $ 10,709,084
6,360 (a) Five Below, Inc 1,106,513
18,070 (a) Genesco, Inc 495,299
30,883 (a) MarineMax, Inc 845,577
3,574 Pool Corp 1,128,562
25,111 Shoe Carnival, Inc 574,540
450,293 TJX Cos, Inc 39,657,304
15,754 Tractor Supply Co 3,033,590
860 Winmark Corp 346,855
18,394 (a) Zumiez, Inc 302,213
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 59,815,083
CONSUMER DURABLES & APPAREL - 0 .5%
396 Columbia Sportswear Co 29,225
24,632 (a) Crocs, Inc 2,200,130
6,559 (a) Deckers Outdoor Corp 3,916,116
56,305 (a) GoPro, Inc 141,326
38,209 (a) Green Brick Partners, Inc 1,478,688
258 Hasbro, Inc 11,649
23,776 (a) iRobot Corp 782,944
20,310 (a) Lovesac Co 334,303
27,336 (a) Lululemon Athletica, Inc 10,756,169
1,560 (a) NVR, Inc 8,443,687
1,614 PVH Corp 120,001
136,133 (a) Sonos, Inc 1,467,514
TOTAL CONSUMER DURABLES & APPAREL 29,681,752
CONSUMER SERVICES - 2 .4%
19,997 ADT, Inc 113,183
13,979 (a) Booking Holdings, Inc 38,995,259
33,683 (a) Bright Horizons Family Solutions, Inc 2,494,563
20,071 Carriage Services, Inc 433,534
52,955 (a) Dave & Buster's Entertainment, Inc 1,850,248
208,236 Hilton Worldwide Holdings, Inc 31,554,001
28,107 (a) Planet Fitness, Inc 1,553,474
3,259 (a) Shake Shack, Inc 182,634
13,030 (a) Six Flags Entertainment Corp 259,297
406,410 Starbucks Corp 37,487,258
15,238 Vail Resorts, Inc 3,234,266
18,734 Wingstop, Inc 3,424,013
56,944 Yum! Brands, Inc 6,882,252
TOTAL CONSUMER SERVICES 128,463,982
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
171,958 (a) BJ's Wholesale Club Holdings, Inc 11,713,779
81,080 (a) Performance Food Group Co 4,683,181
37,095 Pricesmart, Inc 2,318,067
50,562 SpartanNash Co 1,137,139
149,721 (a) Sprouts Farmers Market, Inc 6,291,276
218,871 Target Corp 24,248,718
85,631 (a) United Natural Foods, Inc 1,248,500
249,841 (a) US Foods Holding Corp 9,728,809
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 61,369,469
ENERGY - 5 .1%
260,792 Antero Midstream Corp 3,218,173
109,730 APA Corp 4,358,476
217,890 Baker Hughes Co 7,499,774
2,812 ChampionX Corp 86,610
121,719 Cheniere Energy, Inc 20,256,476
204,131 Chevron Corp 29,748,011
186,669 (a) Clean Energy Fuels Corp 651,475
375,990 ConocoPhillips 44,667,612

Social Choice Equity Fund October 31, 2023
92
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,207 Delek US Holdings, Inc $ 58,154
129,245 Devon Energy Corp 6,018,940
26,828 (a) DMC Global, Inc 508,391
42,040 (a) Dril-Quip, Inc 910,586
181,585 EOG Resources, Inc 22,925,106
211,025 EQT Corp 8,943,239
96,629 Hess Corp 13,953,228
950,369 Kinder Morgan, Inc 15,395,978
659,783 (a) Kosmos Energy Ltd 4,776,829
104,672 Marathon Petroleum Corp 15,831,640
322,948 NOV, Inc 6,446,042
12,097 (a) Oceaneering International, Inc 266,013
19,522 ONEOK, Inc 1,272,834
81,545 Pioneer Natural Resources Co 19,489,255
451,718 Schlumberger Ltd 25,142,624
155,913 Valero Energy Corp 19,800,951
57,936 (a) Weatherford International plc 5,393,262
TOTAL ENERGY 277,619,679
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
189,892 American Tower Corp 33,836,855
54,010 Brixmor Property Group, Inc 1,122,868
50,569 Crown Castle, Inc 4,701,906
303,924 DiamondRock Hospitality Co 2,349,332
36,148 Equinix, Inc 26,375,027
33,420 First Industrial Realty Trust, Inc 1,413,666
1,487 (a) Howard Hughes Holdings, Inc 98,633
4,739 Kilroy Realty Corp 135,441
147,412 Macerich Co 1,432,845
255,691 Park Hotels & Resorts, Inc 2,948,117
6,352 PotlatchDeltic Corp 272,183
321,390 (c) Prologis, Inc 32,380,042
297 Washington REIT 3,790
177,561 Welltower, Inc 14,845,875
238,457 Weyerhaeuser Co 6,841,331
58,638 Xenia Hotels & Resorts, Inc 681,960
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 129,439,871
FINANCIAL SERVICES - 8 .8%
250,576 American Express Co 36,591,613
60,154 Ameriprise Financial, Inc 18,922,644
502,214 Bank of New York Mellon Corp 21,344,095
60,152 BlackRock, Inc 36,829,867
280 Cohen & Steers, Inc 14,627
179,000 Discover Financial Services 14,692,320
8,872 Factset Research Systems, Inc 3,831,728
292,421 Fidelity National Information Services, Inc 14,360,795
128,072 Goldman Sachs Group, Inc 38,883,940
9,333 (a) Green Dot Corp 104,343
323,808 Intercontinental Exchange, Inc 34,789,932
180,435 Mastercard, Inc (Class A) 67,906,712
78,034 Moody's Corp 24,034,472
483,725 Morgan Stanley 34,257,405
15,374 (a) Mr Cooper Group, Inc 869,092
68,637 Nasdaq Stock Market, Inc 3,404,395
200,000 Nuveen ESG Large-Cap ETF 6,924,300
378,807 (a) PayPal Holdings, Inc 19,622,203
5,668 (a) PRA Group, Inc 69,773
2,432 (a) PROG Holdings, Inc 66,612
114,707 S&P Global, Inc 40,068,302
123,600 State Street Corp 7,988,268
59,312 T Rowe Price Group, Inc 5,367,736
168,092 Visa, Inc (Class A) 39,518,429

93
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
25,591 Voya Financial, Inc $ 1,708,711
49,556 (a) WEX, Inc 8,250,083
TOTAL FINANCIAL SERVICES 480,422,397
FOOD, BEVERAGE & TOBACCO - 3 .2%
70,442 Archer-Daniels-Midland Co 5,041,534
48,343 Campbell Soup Co 1,953,541
974,429 Coca-Cola Co 55,045,494
13,309 (a) Darling International, Inc 589,456
35,374 Fresh Del Monte Produce, Inc 884,350
403,241 General Mills, Inc 26,307,443
186,845 Hormel Foods Corp 6,081,805
191,401 Lamb Weston Holdings, Inc 17,187,810
70,056 McCormick & Co, Inc 4,476,578
339,602 PepsiCo, Inc 55,450,214
6,553 (a) TreeHouse Foods, Inc 273,194
16,269 (a) Vital Farms, Inc 179,935
TOTAL FOOD, BEVERAGE & TOBACCO 173,471,354
HEALTH CARE EQUIPMENT & SERVICES - 5 .1%
98,815 (a) Accolade, Inc 642,297
54,505 (a) Angiodynamics, Inc 337,931
7,715 (a) AtriCure, Inc 267,248
33,642 (a) Axogen, Inc 126,494
255,208 (a) Brookdale Senior Living, Inc 997,863
36,729 (a) Castle Biosciences, Inc 573,707
265,552 (a) Cerus Corp 371,773
83,086 Cigna Group 25,690,191
54,734 (a) CryoLife, Inc 697,311
181,090 (a) DexCom, Inc 16,086,225
73,290 (a) DocGo, Inc 435,343
370,002 (a) Edwards Lifesciences Corp 23,576,527
89,712 Elevance Health, Inc 40,378,474
75,371 (a) Enhabit, Inc 555,484
141,106 (a) Envista Holdings Corp 3,283,537
30,641 (a) Fulgent Genetics, Inc 733,546
11,862 (a) Globus Medical, Inc 542,212
100,160 HCA, Inc 22,650,182
83,541 (a) Health Catalyst, Inc 625,722
17,140 (a) Henry Schein, Inc 1,113,757
92,217 (a) Hologic, Inc 6,101,999
49,662 (a) IDEXX Laboratories, Inc 19,838,479
37,957 Laboratory Corp of America Holdings 7,581,152
25,670 LeMaitre Vascular, Inc 1,247,049
7,921 (a) LivaNova plc 388,525
36,789 (a) Merit Medical Systems, Inc 2,528,876
126,866 (a) NeoGenomics, Inc 1,778,661
53,154 (a) Nevro Corp 767,012
79,398 (a) NextGen Healthcare, Inc 1,899,200
64,938 (a) Omnicell, Inc 2,307,897
571,723 (a),(b) Opko Health, Inc 714,654
106,594 (a) OraSure Technologies, Inc 550,025
52,634 (a) Orthofix Medical, Inc 581,079
73,965 (a) Outset Medical, Inc 261,836
14,111 (a) Pennant Group, Inc 153,387
13,076 (a) Penumbra, Inc 2,499,477
54,891 (a) Pulmonx Corp 482,492
68,280 Resmed, Inc 9,642,502
1,257 (a) Shockwave Medical, Inc 259,269
50,222 (a) SI-BONE, Inc 854,276
20,651 (a) STAAR Surgical Co 863,625
27,192 STERIS plc 5,709,776
10,396 (a) UFP Technologies, Inc 1,620,944

Social Choice Equity Fund October 31, 2023
94
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
126,404 UnitedHealth Group, Inc $ 67,696,926
TOTAL HEALTH CARE EQUIPMENT & SERVICES 276,014,942
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
260,833 Colgate-Palmolive Co 19,593,775
8,893 Kimberly-Clark Corp 1,063,958
490,718 Procter & Gamble Co 73,622,422
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 94,280,155
INSURANCE - 2 .4%
689,408 (a) Genworth Financial, Inc (Class A) 4,129,554
206,730 Marsh & McLennan Cos, Inc 39,206,345
245,742 Progressive Corp 38,849,353
268,139 Prudential Financial, Inc 24,518,630
128,444 Travelers Cos, Inc 21,506,663
TOTAL INSURANCE 128,210,545
MATERIALS - 3 .0%
24,197 (a) Allegheny Technologies, Inc 913,921
15,724 Amcor plc 139,786
10,332 Aptargroup, Inc 1,263,294
351,159 Ball Corp 16,908,306
41,035 (a) Coeur Mining, Inc 102,998
98,034 Dow, Inc 4,738,964
193,342 Ecolab, Inc 32,431,187
945 H.B. Fuller Co 62,512
44,706 International Flavors & Fragrances, Inc 3,055,655
29,144 Koppers Holdings, Inc 1,065,796
134,875 Linde plc 51,543,830
15,280 Martin Marietta Materials, Inc 6,248,603
382,978 Newmont Goldcorp Corp 14,350,186
159,805 Nucor Corp 23,617,581
6,884 Olympic Steel, Inc 349,501
19,087 PPG Industries, Inc 2,343,311
64,295 (a) Ranpak Holdings Corp 203,172
9,950 Royal Gold, Inc 1,038,083
4,126 Schnitzer Steel Industries, Inc (Class A) 93,701
147,465 (a) Summit Materials, Inc 4,851,598
51,256 Trinseo plc 317,275
TOTAL MATERIALS 165,639,260
MEDIA & ENTERTAINMENT - 3 .9%
158,852 (a) Cinemark Holdings, Inc 2,619,470
555,161 (a) Clear Channel Outdoor Holdings, Inc 610,677
1,066,497 Comcast Corp (Class A) 44,035,661
125,710 Electronic Arts, Inc 15,561,641
80,714 Gray Television, Inc 526,255
9,044 (a) IMAX Corp 164,691
104,365 Interpublic Group of Cos, Inc 2,963,966
13,563 John Wiley & Sons, Inc (Class A) 410,552
34,059 (a) MediaAlpha, Inc 350,127
122,827 (a) NetFlix, Inc 50,566,648
13,180 New York Times Co (Class A) 531,286
191,498 Omnicom Group, Inc 14,345,115
4,632 (a) Roku, Inc 275,928
7,816 Scholastic Corp 288,410
938,734 (b) Sirius XM Holdings, Inc 4,017,782
139,881 (a) Take-Two Interactive Software, Inc 18,709,084
8,077 TEGNA, Inc 117,197
227,906 (a) Vimeo, Inc 701,950
524,539 (a) Walt Disney Co 42,797,137
284,699 (a) Warner Bros Discovery, Inc 2,829,908
97,298 (a) Yelp, Inc 4,105,003

95
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
100,408 (a) ZipRecruiter, Inc $ 1,069,345
454,574 (a) ZoomInfo Technologies, Inc 5,891,279
TOTAL MEDIA & ENTERTAINMENT 213,489,112
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .9%
102,982 (a) Aclaris Therapeutics, Inc 512,850
108,559 (a) Adaptive Biotechnologies Corp 482,002
191,472 Agilent Technologies, Inc 19,792,461
96,394 (a) Alector, Inc 501,249
54,554 (a),(b) Allogene Therapeutics, Inc 153,842
167,532 Amgen, Inc 42,837,932
39,324 (a) Arcellx, Inc 1,386,171
34,895 (a) Arcturus Therapeutics Holdings, Inc 666,495
2,503 (a),(b) Axsome Therapeutics, Inc 155,887
6,961 (a) Biogen, Inc 1,653,516
84,165 (a) Biohaven Ltd 2,231,214
696,327 Bristol-Myers Squibb Co 35,881,730
34,434 (a),(b) Cassava Sciences, Inc 693,845
141,667 (a) Cymabay Therapeutics, Inc 2,320,506
199,610 Danaher Corp 38,329,112
157,523 Eli Lilly & Co 87,256,715
14,228 (a),(b) Entrada Therapeutics, Inc 227,790
107,834 (a) Erasca, Inc 249,097
329,410 Gilead Sciences, Inc 25,871,861
16,585 (a),(b) IGM Biosciences, Inc 65,345
77,928 (a) Immunovant, Inc 2,575,520
88,123 (a) Intellia Therapeutics, Inc 2,207,481
16,514 (a) Intra-Cellular Therapies, Inc 821,737
64,325 (a) IQVIA Holdings, Inc 11,631,890
7,203 (a),(b) Janux Therapeutics, Inc 46,243
595,155 Merck & Co, Inc 61,122,419
5,838 (a) Mettler-Toledo International, Inc 5,751,598
46,340 (a) Mirati Therapeutics, Inc 2,573,260
11,581 (a),(b) Monte Rosa Therapeutics, Inc 39,375
70,121 (a) Nurix Therapeutics, Inc 391,976
195,814 (a) Nuvation Bio, Inc 188,686
45,204 (a),(b) Phathom Pharmaceuticals, Inc 420,397
32,112 Phibro Animal Health Corp 350,663
130,685 (a) Point Biopharma Global, Inc 1,654,472
59,536 (a) Prothena Corp plc 2,170,683
23,992 (a) Regeneron Pharmaceuticals, Inc 18,711,121
32,087 (a) Revance Therapeutics, Inc 253,167
139,569 (a),(b) Sana Biotechnology, Inc 413,124
41,193 (a) Scholar Rock Holding Corp 484,430
25,491 (a),(b) Tango Therapeutics, Inc 214,124
34,056 (a) Tarsus Pharmaceuticals, Inc 484,958
92,659 (a) Ultragenyx Pharmaceutical, Inc 3,280,129
20,376 (a) Viridian Therapeutics, Inc 254,700
18,425 (a) Waters Corp 4,394,915
37,317 West Pharmaceutical Services, Inc 11,877,628
215,449 Zoetis, Inc 33,825,493
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 427,409,809
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
161,442 (a) Anywhere Real Estate, Inc 753,934
84,154 (a) CBRE Group, Inc 5,835,238
5,945 (a) Jones Lang LaSalle, Inc 760,484
2,009 RMR Group, Inc 45,243
11,019 (a) Tejon Ranch Co 171,015
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,565,914
RETAILING - 5 .3%
1,376,136 (a) Amazon.com, Inc 183,149,940

Social Choice Equity Fund October 31, 2023
96
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
224,510 Home Depot, Inc $ 63,915,752
205,770 Lowe's Cos, Inc 39,213,589
TOTAL RETAILING 286,279,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .7%
305,947 Applied Materials, Inc 40,492,086
22,180 (a) Cirrus Logic, Inc 1,484,507
66,455 (a) First Solar, Inc 9,466,515
1,314,668 Intel Corp 47,985,382
60,704 Lam Research Corp 35,707,307
394,943 Marvell Technology, Inc 18,649,209
377,023 Nvidia Corp 153,749,979
36,472 (a) Onto Innovation, Inc 4,098,359
157,603 (a) Rambus, Inc 8,562,571
18,585 (a) Silicon Laboratories, Inc 1,713,165
279,114 Texas Instruments, Inc 39,636,979
119,266 (a) Wolfspeed, Inc 4,035,961
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 365,582,020
SOFTWARE & SERVICES - 16 .1%
172,394 Accenture plc 51,216,533
110,280 (a) Adobe, Inc 58,675,577
193,200 (a) Akamai Technologies, Inc 19,963,356
8,948 (a) Ansys, Inc 2,489,870
160,260 (a) Autodesk, Inc 31,672,184
133,543 (a) Cadence Design Systems, Inc 32,030,288
86,204 Dolby Laboratories, Inc (Class A) 6,977,352
306,320 (a) DXC Technology Co 6,178,474
5,889 (a) Fair Isaac Corp 4,981,328
7,901 (a) HubSpot, Inc 3,348,207
22,150 (a) Intapp, Inc 757,530
16,403 InterDigital, Inc 1,234,326
304,728 International Business Machines Corp 44,075,858
88,313 Intuit, Inc 43,710,519
1,068,006 Microsoft Corp 361,103,509
62,127 (a) New Relic, Inc 5,384,547
123,295 (a) Nutanix, Inc 4,462,046
5,290 (a) OneSpan, Inc 41,791
255,761 (a) Salesforce, Inc 51,364,482
73,392 (a) ServiceNow, Inc 42,703,135
53,046 (a) SPS Commerce, Inc 8,505,396
77,357 (a) Synopsys, Inc 36,314,470
58,543 (a) Teradata Corp 2,500,957
183,597 (a) VMware, Inc (Class A) 26,740,903
144,160 (a) Workday, Inc 30,520,114
27,569 (a) Xperi, Inc 234,061
TOTAL SOFTWARE & SERVICES 877,186,813
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .0%
67,383 ADTRAN Holdings, Inc 442,706
132,392 Avnet, Inc 6,133,721
42,520 Badger Meter, Inc 5,891,146
51,112 Benchmark Electronics, Inc 1,237,422
131,980 (a) Ciena Corp 5,569,556
1,049,665 Cisco Systems, Inc 54,719,036
45,946 CTS Corp 1,718,840
38,409 (a) ePlus, Inc 2,400,563
53,201 (a) Fabrinet 8,246,155
27,781 (a) FARO Technologies, Inc 357,541
161,319 (a),(b) Harmonic, Inc 1,740,632
1,734,952 Hewlett Packard Enterprise Co 26,683,562
1,025,769 HP, Inc 27,008,498
41,492 (a) Insight Enterprises, Inc 5,945,804

97
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
26,349 (a) Itron, Inc $ 1,509,271
187,194 (a) Keysight Technologies, Inc 22,847,028
34,608 (a) Kimball Electronics, Inc 906,730
131,685 (a) Knowles Corp 1,710,588
14,814 (a) Lumentum Holdings, Inc 580,857
6,814 Methode Electronics, Inc 155,836
264,761 (a),(b) MicroVision, Inc 500,398
293,508 (a) Mirion Technologies, Inc 2,034,010
42,777 (a) Netgear, Inc 540,701
14,314 (a) Novanta, Inc 1,890,307
22,912 (a) OSI Systems, Inc 2,389,034
39,025 (a),(b) PAR Technology Corp 1,139,140
39,671 (a) Plexus Corp 3,900,453
55,453 (a) Ribbon Communications, Inc 104,252
25,025 (a) Rogers Corp 3,075,322
359,133 (a) Trimble Inc 16,925,938
18,688 (a) Vishay Precision Group, Inc 559,145
226,757 Vontier Corp 6,702,937
168,168 Xerox Holdings Corp 2,159,277
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 217,726,406
TELECOMMUNICATION SERVICES - 1 .0%
35,079 (a) Bandwidth, Inc 372,188
154,613 Iridium Communications, Inc 5,728,412
1,302,455 Verizon Communications, Inc 45,755,244
TOTAL TELECOMMUNICATION SERVICES 51,855,844
TRANSPORTATION - 2 .6%
34,871 ArcBest Corp 3,796,754
55,101 CH Robinson Worldwide, Inc 4,508,915
1,147,365 CSX Corp 34,248,845
692,858 Delta Air Lines, Inc 21,651,813
101,378 Expeditors International Washington, Inc 11,075,547
180 Landstar System, Inc 29,660
8,345 Norfolk Southern Corp 1,592,143
50,452 Old Dominion Freight Line 19,003,250
9 Ryder System, Inc 878
22,060 (a) Saia, Inc 7,908,289
248,049 United Parcel Service, Inc (Class B) 35,036,921
TOTAL TRANSPORTATION 138,853,015
UTILITIES - 2 .2%
276,600 American Electric Power Co, Inc 20,894,364
140,493 Consolidated Edison, Inc 12,333,880
632,716 NextEra Energy, Inc 36,887,343
499,130 Southern Co 33,591,449
75,182 WEC Energy Group, Inc 6,119,063
180,121 Xcel Energy, Inc 10,675,772
TOTAL UTILITIES 120,501,871
TOTAL COMMON STOCKS 5,417,549,240
(Cost $3,726,587,174)
TOTAL LONG-TERM INVESTMENTS 5,417,549,240
(Cost $3,726,587,174)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/02/23 4,999,286
TOTAL GOVERNMENT AGENCY DEBT 4,999,286

Social Choice Equity Fund October 31, 2023
98
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .1%
$ 3,409,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 $ 3,409,000
TOTAL REPURCHASE AGREEMENT 3,409,000
TOTAL SHORT-TERM INVESTMENTS 8,408,286
(Cost $8,408,266)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
12,789,902 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 12,789,902
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 12,789,902
(Cost $12,789,902)
TOTAL INVESTMENTS - 100.1% 5,438,747,428
(Cost $3,747,785,342)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (7,580,892)
NET ASSETS - 100.0% $ 5,431,166,536
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,259,679.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $3,409,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $3,477,210.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 49 12/15/23  $ 10,469,638 $ 10,320,013 $ (149,625)

Portfolio of Investments
Social Choice Low Carbon Equity Fund October 31, 2023
99
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2 .1%
35,767 (a) Aptiv plc $ 3,118,882
15,654 (a) Modine Manufacturing Co 618,333
97,146 (a) Tesla, Inc 19,510,803
TOTAL AUTOMOBILES & COMPONENTS 23,248,018
BANKS - 3 .0%
1,105 Amalgamated Financial Corp 20,155
339 Camden National Corp 9,885
160,289 Citigroup, Inc 6,329,813
22,952 Citizens Financial Group, Inc 537,765
119 First Commonwealth Financial Corp 1,449
5,919 Independent Bank Corp 118,084
116,270 JPMorgan Chase & Co 16,168,506
262 Live Oak Bancshares, Inc 7,559
42,628 PNC Financial Services Group, Inc 4,879,627
1,527 Premier Financial Corp 26,494
65,064 Regions Financial Corp 945,380
1,460 Stellar Bancorp, Inc 31,740
137,130 Truist Financial Corp 3,889,007
1,445 Univest Financial Corp 24,074
TOTAL BANKS 32,989,538
CAPITAL GOODS - 7 .7%
64,929 3M Co 5,905,292
3,853 Argan, Inc 176,236
21,340 (a) Axon Enterprise, Inc 4,363,817
88,108 Carrier Global Corp 4,199,227
35,394 Caterpillar, Inc 8,000,814
11,472 Curtiss-Wright Corp 2,280,748
19,763 Deere & Co 7,220,610
36,869 Eaton Corp plc 7,665,434
271 EMCOR Group, Inc 56,002
71,693 Emerson Electric Co 6,378,526
16,418 (a) Energy Recovery, Inc 249,554
28,654 Fastenal Co 1,671,674
80,888 Fortive Corp 5,280,369
10,208 (a) Generac Holdings, Inc 858,187
19,903 (a) Great Lakes Dredge & Dock Corp 151,263
14,308 Hexcel Corp 885,951
3,189 Hyster-Yale Materials Handling, Inc 127,592
30,443 Illinois Tool Works, Inc 6,822,885
20,174 Ingersoll Rand, Inc 1,224,158
19,525 Johnson Controls International plc 957,115
37,635 (a) Kratos Defense & Security Solutions, Inc 641,677
8,222 Luxfer Holdings plc 67,996
14,909 (a) Mercury Computer Systems, Inc 536,426
8,633 Moog, Inc (Class A) 1,001,860
3,920 Owens Corning, Inc 444,410
11,860 PACCAR, Inc 978,806
8,823 Primoris Services Corp 265,219
8,268 (a) Proto Labs, Inc 195,207
31,681 Quanta Services, Inc 5,294,529
6,567 Rockwell Automation, Inc 1,725,873
2,387 Trane Technologies plc 454,270
17,595 (a) Triumph Group, Inc 131,259

Social Choice Low Carbon Equity Fund October 31, 2023
100
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
9,810 United Rentals, Inc $ 3,985,509
3,679 (a) V2X, Inc 187,886
4,248 W.W. Grainger, Inc 3,100,318
9,848 Woodward Inc 1,228,046
1,778 Xylem, Inc 166,314
TOTAL CAPITAL GOODS 84,881,059
COMMERCIAL & PROFESSIONAL SERVICES - 1 .9%
6,190 ACCO Brands Corp 31,321
34,318 Automatic Data Processing, Inc 7,488,874
11,181 Concentrix Corp 852,104
147,736 (a) Copart, Inc 6,429,471
9,357 CSG Systems International, Inc 438,469
45,935 (a) ExlService Holdings, Inc 1,199,363
10,006 (a) FTI Consulting, Inc 2,123,874
1,243 Heidrick & Struggles International, Inc 30,255
1,324 Herman Miller, Inc 31,114
278 ICF International, Inc 35,231
162 Insperity, Inc 17,146
5,463 Kelly Services, Inc (Class A) 97,515
7 Kforce, Inc 427
6,255 (a) Liquidity Services, Inc 120,534
8,860 Matthews International Corp (Class A) 313,998
2,761 (a) OPENLANE, Inc 37,080
5,558 TransUnion 243,885
1,943 (a) TrueBlue, Inc 21,509
2,488 TTEC Holdings, Inc 51,203
12,847 (a) Veralto Corp 886,443
4,286 Verisk Analytics, Inc 974,465
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 21,424,281
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .8%
6,440 (a) 1-800-FLOWERS.COM, Inc (Class A) 48,364
94,417 eBay, Inc 3,703,979
2,315 Hibbett Sports, Inc 106,652
11 LKQ Corp 483
55,475 TJX Cos, Inc 4,885,683
868 Winmark Corp 350,082
4,787 (a) Zumiez, Inc 78,651
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,173,894
CONSUMER DURABLES & APPAREL - 0 .8%
16,985 (a) GoPro, Inc 42,632
8,063 (a) Green Brick Partners, Inc 312,038
5 Hasbro, Inc 226
6,636 (a) iRobot Corp 218,524
2,929 (a) Lovesac Co 48,211
15,060 (a) Lululemon Athletica, Inc 5,925,809
36,246 Pulte Homes, Inc 2,667,343
9,623 (a) Sonos, Inc 103,736
TOTAL CONSUMER DURABLES & APPAREL 9,318,519
CONSUMER SERVICES - 2 .1%
2,882 (a) Booking Holdings, Inc 8,039,512
12,782 (a) Brinker International, Inc 433,565
4,301 Carriage Services, Inc 92,902
12,260 (a) Dave & Buster's Entertainment, Inc 428,364
6,086 (a) European Wax Center, Inc 89,890
128 (a) Frontdoor, Inc 3,703
28,670 (a) Rover Group, Inc 184,922
5,037 (a) Shake Shack, Inc 282,273
4,968 (a) Six Flags Entertainment Corp 98,863
86,670 Starbucks Corp 7,994,441

101
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
2,511 Vail Resorts, Inc $ 532,960
46,366 Yum! Brands, Inc 5,603,795
TOTAL CONSUMER SERVICES 23,785,190
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .5%
5,371 Andersons, Inc 269,248
36,632 (a) BJ's Wholesale Club Holdings, Inc 2,495,372
66,862 Kroger Co 3,033,529
40,550 (a) Performance Food Group Co 2,342,168
397 Pricesmart, Inc 24,808
5,542 SpartanNash Co 124,640
28,639 (a) Sprouts Farmers Market, Inc 1,203,411
43,725 Target Corp 4,844,293
10,982 (a) United Natural Foods, Inc 160,118
60,461 (a) US Foods Holding Corp 2,354,351
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,851,938
ENERGY - 2 .9%
38,102 Archrock, Inc 482,752
179,774 Baker Hughes Co 6,187,821
17,952 Cactus, Inc 842,667
60,854 ChampionX Corp 1,874,303
48,397 (a) Clean Energy Fuels Corp 168,906
7,822 Core Laboratories, Inc 167,547
20,124 Delek US Holdings, Inc 530,267
4,198 (a) DMC Global, Inc 79,552
10,205 (a) Dril-Quip, Inc 221,040
5,676 Excelerate Energy, Inc 80,713
23,720 (a) Expro Group Holdings NV 373,590
17,690 (a) Green Plains, Inc 519,732
156,435 Halliburton Co 6,154,153
119,912 NOV, Inc 2,393,444
29,233 (a) Oceaneering International, Inc 642,834
94,615 ONEOK, Inc 6,168,898
132,001 TechnipFMC plc 2,840,662
20,990 (a) Weatherford International plc 1,953,959
17,818 World Fuel Services Corp 329,633
TOTAL ENERGY 32,012,473
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .7%
38,846 American Tower Corp 6,921,969
40,039 Crown Castle, Inc 3,722,826
24,207 DiamondRock Hospitality Co 187,120
11,972 Empire State Realty Trust, Inc 96,853
9,877 Equinix, Inc 7,206,654
2,503 (a) Howard Hughes Holdings, Inc 166,024
6,811 Iron Mountain, Inc 402,326
33,468 Park Hotels & Resorts, Inc 385,886
3,043 PotlatchDeltic Corp 130,393
67,888 (b) Prologis, Inc 6,839,716
4,036 Safehold, Inc 65,666
17,766 Sunstone Hotel Investors, Inc 165,224
40,242 Welltower, Inc 3,364,634
13,732 Xenia Hotels & Resorts, Inc 159,703
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,814,994
FINANCIAL SERVICES - 8 .4%
53,145 Ally Financial, Inc 1,285,578
48,139 American Express Co 7,029,738
2,628 Ameriprise Financial, Inc 826,690
54,996 Bank of New York Mellon Corp 2,337,330
11,487 BlackRock, Inc 7,033,260
28,027 Discover Financial Services 2,300,456

Social Choice Low Carbon Equity Fund October 31, 2023
102
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
129 Federal Agricultural Mortgage Corp (FAMC) $ 19,164
103,327 Fidelity National Information Services, Inc 5,074,389
23,668 Goldman Sachs Group, Inc 7,185,841
63,466 Intercontinental Exchange, Inc 6,818,787
37,218 Mastercard, Inc (Class A) 14,006,994
15,728 Moody's Corp 4,844,224
91,677 Morgan Stanley 6,492,565
32,118 (a) Open Lending Corp 192,387
101,761 (a) PayPal Holdings, Inc 5,271,220
24,186 S&P Global, Inc 8,448,412
19,202 State Street Corp 1,241,025
45,616 Visa, Inc (Class A) 10,724,322
13,008 (a) WEX, Inc 2,165,572
TOTAL FINANCIAL SERVICES 93,297,954
FOOD, BEVERAGE & TOBACCO - 3 .8%
17,950 Bunge Ltd 1,902,341
196,522 Coca-Cola Co 11,101,528
46,341 (a) Darling International, Inc 2,052,443
81,822 General Mills, Inc 5,338,067
87 (a) Hain Celestial Group, Inc 961
38,355 Hormel Foods Corp 1,248,455
6,455 Kellogg Co 325,784
127,363 Keurig Dr Pepper, Inc 3,862,920
44,590 Lamb Weston Holdings, Inc 4,004,182
11,256 McCormick & Co, Inc 719,258
68,016 PepsiCo, Inc 11,105,653
3,305 (a) Vital Farms, Inc 36,553
TOTAL FOOD, BEVERAGE & TOBACCO 41,698,145
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
126 (a) Acadia Healthcare Co, Inc 9,262
43 (a) AMN Healthcare Services, Inc 3,262
11,386 (a) Angiodynamics, Inc 70,593
6,744 (a) Axogen, Inc 25,358
28,701 (a) Cerus Corp 40,181
24,086 Cigna Group 7,447,391
8,877 (a) CryoLife, Inc 113,093
47,352 (a) DexCom, Inc 4,206,278
78,493 (a) Edwards Lifesciences Corp 5,001,574
16,292 Elevance Health, Inc 7,332,866
295 Encompass Health Corp 18,455
14,996 (a) Enhabit, Inc 110,521
9,467 (a) Envista Holdings Corp 220,297
6,370 (a) Fulgent Genetics, Inc 152,498
24,807 HCA, Inc 5,609,855
16,334 (a) Health Catalyst, Inc 122,342
6,341 (a) Hologic, Inc 419,584
11,236 (a) IDEXX Laboratories, Inc 4,488,445
1,649 (a) Insulet Corp 218,608
90 (a) Integer Holdings Corp 7,305
5,255 LeMaitre Vascular, Inc 255,288
62 (a) LivaNova plc 3,041
7,558 (a) NextGen Healthcare, Inc 180,787
13,518 (a) Omnicell, Inc 480,430
122,939 (a) Opko Health, Inc 153,674
17,854 (a) OraSure Technologies, Inc 92,127
5,698 (a) Orthofix Medical, Inc 62,906
7,973 (a) Outset Medical, Inc 28,224
11,126 (a) Penumbra, Inc 2,126,735
586 (a) RadNet, Inc 15,799
12,615 Resmed, Inc 1,781,490
5,277 (a) Shockwave Medical, Inc 1,088,434

103
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
10,364 (a) SI-BONE, Inc $ 176,292
2,949 (a) STAAR Surgical Co 123,327
3,478 (a) Teladoc Health, Inc 57,526
2,029 (a) UFP Technologies, Inc 316,362
33,139 UnitedHealth Group, Inc 17,747,923
6,424 (a) Varex Imaging Corp 115,953
TOTAL HEALTH CARE EQUIPMENT & SERVICES 60,424,086
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
80,172 Colgate-Palmolive Co 6,022,521
1,875 Kimberly-Clark Corp 224,325
100,504 Procter & Gamble Co 15,078,615
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 21,325,461
INSURANCE - 2 .8%
2,670 Argo Group International Holdings Ltd 79,673
146,974 (a) Genworth Financial, Inc (Class A) 880,374
42,381 Marsh & McLennan Cos, Inc 8,037,557
6,102 Primerica, Inc 1,166,458
8,968 ProAssurance Corp 152,456
50,529 Progressive Corp 7,988,130
57,650 Prudential Financial, Inc 5,271,516
18,318 Selective Insurance Group, Inc 1,907,087
35,499 Travelers Cos, Inc 5,943,952
TOTAL INSURANCE 31,427,203
MATERIALS - 2 .3%
36,860 (a) Allegheny Technologies, Inc 1,392,202
86,588 Ball Corp 4,169,212
4,887 (a) Clearwater Paper Corp 165,229
34,438 (a) Coeur Mining, Inc 86,439
16,584 Commercial Metals Co 701,337
81 Compass Minerals International, Inc 1,996
37,362 Ecolab, Inc 6,267,102
44,407 Graphic Packaging Holding Co 955,195
5,887 Hawkins, Inc 338,090
34 Innospec, Inc 3,332
6,388 International Flavors & Fragrances, Inc 436,620
6,031 Koppers Holdings, Inc 220,554
3,959 Myers Industries, Inc 66,392
122,312 Newmont Goldcorp Corp 4,583,031
1,645 Olympic Steel, Inc 83,517
6,517 PPG Industries, Inc 800,092
19,577 Royal Gold, Inc 2,042,468
5,769 Ryerson Holding Corp 167,589
2,888 Schnitzer Steel Industries, Inc (Class A) 65,587
23,934 Steel Dynamics, Inc 2,549,210
10,324 Trinseo plc 63,906
29,586 Valvoline, Inc 877,817
TOTAL MATERIALS 26,036,917
MEDIA & ENTERTAINMENT - 3 .9%
8,442 (a) Charter Communications, Inc 3,400,438
241,866 Comcast Corp (Class A) 9,986,647
38,397 Electronic Arts, Inc 4,753,165
5,935 (a) Liberty Media Corp-Liberty Formula One 383,935
6,347 (a) MediaAlpha, Inc 65,247
25,194 (a) NetFlix, Inc 10,372,118
7,377 (a) Roku, Inc 439,448
13,672 (a) Take-Two Interactive Software, Inc 1,828,630
40,872 (a) Vimeo, Inc 125,886
104,368 (a) Walt Disney Co 8,515,385
69,536 (a) Warner Bros Discovery, Inc 691,188

Social Choice Low Carbon Equity Fund October 31, 2023
104
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
20,235 (a) Yelp, Inc $ 853,715
22,813 (a) ZipRecruiter, Inc 242,958
81,361 (a) ZoomInfo Technologies, Inc 1,054,438
TOTAL MEDIA & ENTERTAINMENT 42,713,198
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .8%
21,113 (a) Aclaris Therapeutics, Inc 105,143
22,005 Agilent Technologies, Inc 2,274,657
24,261 (a),(c) Allogene Therapeutics, Inc 68,416
34,033 Amgen, Inc 8,702,238
11,312 (a) Arcellx, Inc 398,748
11,247 (a) Biogen, Inc 2,671,612
17,715 (a) Biohaven Ltd 469,625
129,807 Bristol-Myers Squibb Co 6,688,955
6,343 (a),(c) Cassava Sciences, Inc 127,811
29,235 (a) Cymabay Therapeutics, Inc 478,869
38,542 Danaher Corp 7,400,835
32,458 Eli Lilly & Co 17,979,460
5,238 (a) Entrada Therapeutics, Inc 83,860
10,787 (a) Erasca, Inc 24,918
101,873 Gilead Sciences, Inc 8,001,105
11,521 (a) Illumina, Inc 1,260,628
16,081 (a) Immunovant, Inc 531,477
22,350 (a) Intellia Therapeutics, Inc 559,868
3,226 (a) IQVIA Holdings, Inc 583,358
120,541 Merck & Co, Inc 12,379,561
7,717 (a) Nurix Therapeutics, Inc 43,138
35,444 (a) Nuvation Bio, Inc 34,154
7,336 (a) Phathom Pharmaceuticals, Inc 68,225
25,776 (a) Point Biopharma Global, Inc 326,324
9,671 (a) Regeneron Pharmaceuticals, Inc 7,542,316
27,104 (a),(c) Sana Biotechnology, Inc 80,228
7,756 (a),(c) Tango Therapeutics, Inc 65,150
7,168 (a) Tarsus Pharmaceuticals, Inc 102,072
18,384 (a),(c) Theravance Biopharma, Inc 173,545
3,424 West Pharmaceutical Services, Inc 1,089,825
42,369 Zoetis, Inc 6,651,933
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 86,968,054
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
32,684 (a) Anywhere Real Estate, Inc 152,634
41,029 (a) CBRE Group, Inc 2,844,951
4,386 (a) Tejon Ranch Co 68,071
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,065,656
RETAILING - 5 .3%
285,597 (a) Amazon.com, Inc 38,010,105
44,851 Home Depot, Inc 12,768,631
41,709 Lowe's Cos, Inc 7,948,484
TOTAL RETAILING 58,727,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .0%
62,999 Applied Materials, Inc 8,337,918
7,282 (a) Cirrus Logic, Inc 487,384
30,342 (a) First Solar, Inc 4,322,218
265,817 Intel Corp 9,702,320
12,368 Lam Research Corp 7,275,105
106,653 Marvell Technology, Inc 5,036,155
76,942 Nvidia Corp 31,376,948
7,755 (a) Onto Innovation, Inc 871,429
32,523 (a) Rambus, Inc 1,766,975
1,540 (a) Silicon Laboratories, Inc 141,957
56,230 Texas Instruments, Inc 7,985,222

105
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
4,925 (a) Wolfspeed, Inc $ 166,662
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 77,470,293
SOFTWARE & SERVICES - 16 .3%
35,791 Accenture plc 10,633,148
22,748 (a) Adobe, Inc 12,103,301
47,207 (a) Akamai Technologies, Inc 4,877,899
8,492 (a) Altair Engineering, Inc 527,523
7,964 (a) Ansys, Inc 2,216,063
24,328 (a) Autodesk, Inc 4,807,943
30,152 (a) Cadence Design Systems, Inc 7,231,957
3,686 (a) Commvault Systems, Inc 240,880
1,826 Dolby Laboratories, Inc (Class A) 147,796
68,918 (a) DXC Technology Co 1,390,076
330 (a) Elastic NV 24,763
4,974 (a) Fair Isaac Corp 4,207,357
4,662 (a) Intapp, Inc 159,440
8,242 InterDigital, Inc 620,211
62,647 International Business Machines Corp 9,061,262
18,017 Intuit, Inc 8,917,514
218,203 Microsoft Corp 73,776,616
50,547 (a) Salesforce, Inc 10,151,354
15,112 (a) ServiceNow, Inc 8,792,917
11,165 (a) SPS Commerce, Inc 1,790,196
15,908 (a) Synopsys, Inc 7,467,852
17,108 (a) Teradata Corp 730,854
33,127 (a) VMware, Inc (Class A) 4,824,948
26,094 (a) Workday, Inc 5,524,361
TOTAL SOFTWARE & SERVICES 180,226,231
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .2%
28,112 Avnet, Inc 1,302,429
8,954 Badger Meter, Inc 1,240,577
10,055 Benchmark Electronics, Inc 243,432
44,657 (a) Ciena Corp 1,884,525
216,301 Cisco Systems, Inc 11,275,771
9,052 CTS Corp 338,635
8,113 (a) ePlus, Inc 507,063
11,300 (a) Fabrinet 1,751,500
5,222 (a) FARO Technologies, Inc 67,207
32,839 (a) Harmonic, Inc 354,333
365,422 Hewlett Packard Enterprise Co 5,620,190
205,806 HP, Inc 5,418,872
9,609 (a) Insight Enterprises, Inc 1,376,970
7,601 (a) Itron, Inc 435,385
37,364 (a) Keysight Technologies, Inc 4,560,276
7,284 (a) Kimball Electronics, Inc 190,841
25,579 (a) Knowles Corp 332,271
5,528 Littelfuse, Inc 1,197,752
172 (a) Lumentum Holdings, Inc 6,744
600 Methode Electronics, Inc 13,722
47,269 (a),(c) MicroVision, Inc 89,338
40,678 (a) Mirion Technologies, Inc 281,899
8,531 (a) Netgear, Inc 107,832
2,868 (a) Novanta, Inc 378,748
4,734 (a) OSI Systems, Inc 493,614
7,569 (a),(c) PAR Technology Corp 220,939
7,905 (a) Plexus Corp 777,220
21,532 (a) Ribbon Communications, Inc 40,480
5,484 (a) Rogers Corp 673,929
73,557 (a) Trimble Inc 3,466,741
2,890 (a) Vishay Precision Group, Inc 86,469
48,593 Vontier Corp 1,436,409

Social Choice Low Carbon Equity Fund October 31, 2023
106
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
34,198 Xerox Holdings Corp $ 439,102
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,611,215
TELECOMMUNICATION SERVICES - 0 .8%
6,905 (a) Bandwidth, Inc 73,262
21,856 (a) Consolidated Communications Holdings, Inc 91,139
7,122 Iridium Communications, Inc 263,870
243,313 Verizon Communications, Inc 8,547,586
TOTAL TELECOMMUNICATION SERVICES 8,975,857
TRANSPORTATION - 2 .1%
4,518 CH Robinson Worldwide, Inc 369,708
225,206 CSX Corp 6,722,399
27,646 Expeditors International Washington, Inc 3,020,326
10,134 (a) GXO Logistics, Inc 511,868
16,335 Old Dominion Freight Line 6,152,741
1,512 Ryder System, Inc 147,480
47,614 United Parcel Service, Inc (Class B) 6,725,478
TOTAL TRANSPORTATION 23,650,000
UTILITIES - 1 .4%
69,039 Consolidated Edison, Inc 6,060,934
68,280 Essential Utilities, Inc 2,284,649
78,228 Eversource Energy 4,207,884
26,878 Exelon Corp 1,046,629
7,098 ONE Gas, Inc 428,719
28,346 (a),(c) Sunnova Energy International, Inc 258,799
62,543 UGI Corp 1,300,895
TOTAL UTILITIES 15,588,509
TOTAL COMMON STOCKS 1,101,705,903
(Cost $1,016,605,076)
TOTAL LONG-TERM INVESTMENTS 1,101,705,903
(Cost $1,016,605,076)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0 .6%
$ 6,663,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 6,663,000
TOTAL REPURCHASE AGREEMENT 6,663,000
TREASURY DEBT - 0 .0%
167,000 United States Treasury Bill 0 .000 11/07/23 166,853
TOTAL TREASURY DEBT 166,853
TOTAL SHORT-TERM INVESTMENTS 6,829,853
(Cost $6,829,853)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
677,040 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 677,040
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 677,040
(Cost $677,040)
TOTAL INVESTMENTS - 100.0% 1,109,212,796
(Cost $1,024,111,969)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (239,846)
NET ASSETS - 100.0% $ 1,108,972,950

107
See Notes to Financial Statements
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,073,350.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $6,663,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $6,796,291.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 34 12/15/23  $ 7,344,097 $ 7,160,825 $ (183,272)

Emerging Markets Equity Fund October 31, 2023
Portfolio of Investments
108
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 91.0%
COMMON STOCKS - 91.0%
BRAZIL - 9 .2%
2,232,600 Banco BTG Pactual S.A. - Unit $ 13,107,544
7,514,600 (a) Cia Brasileira de Distribuicao 5,395,518
4,925,300 (a) Embraer S.A. 17,183,721
1,277,500 Localiza Rent A Car 12,889,656
9,621,100 (b) Locaweb Servicos de Internet S.A. 10,381,075
31,886,011 Raizen S.A. 22,957,549
8,386,141 Sendas Distribuidora S.A. 18,196,932
2,956,800 Ultrapar Participacoes S.A. 11,993,169
2,092,300 Vale S.A. 28,634,641
TOTAL BRAZIL 140,739,805
CANADA - 1 .1%
1,136,250 (c) Pan American Silver Corp 16,600,612
TOTAL CANADA 16,600,612
CHINA - 21 .1%
9,044,908 (a) Alibaba Group Holding Ltd 93,117,987
1,512,758 (a) Baidu, Inc 19,860,699
905,373 (a),(c) Baozun, Inc (ADR) 2,734,226
463,502 BYD Co Ltd 15,123,823
3,576,738 China Merchants Bank Co Ltd (Class A) 15,047,881
672,807 Contemporary Amperex Technology Co Ltd 17,083,783
17,708,000 CSPC Pharmaceutical Group Ltd 15,467,393
6,445,966 Foxconn Industrial Internet Co Ltd 12,987,540
3,780,527 (a) HUYA, Inc (ADR) 11,833,050
269,361 (a) iClick Interactive Asia Group Ltd (ADR) 482,156
1,429,550 JD.com, Inc 18,174,094
220,943 (a) PDD Holdings, Inc (ADR) 22,408,039
1,393,000 Silergy Corp 12,450,407
1,820,476 Tencent Holdings Ltd 67,373,505
TOTAL CHINA 324,144,583
COLOMBIA - 1 .7%
7,514,600 (a) Almacenes Exito S.A. 26,008,781
TOTAL COLOMBIA 26,008,781
HONG KONG - 1 .0%
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 15,296,335
TOTAL HONG KONG 15,296,558
INDIA - 17 .4%
2,990,033 Axis Bank Ltd 35,281,811
22,956,912 Edelweiss Financial Services Ltd 17,113,415
1,608,087 HDFC Bank Ltd 28,534,748
320,684 HDFC Bank Ltd (ADR) 18,134,680
1,994,731 Mahindra & Mahindra Ltd 34,958,207
256,242 (a) Nuvama Wealth Management Ltd 8,997,073
1,987,448 Piramal Enterprises Ltd 23,290,848
11,007,792 (a) Piramal Pharma Ltd 13,827,631
2,678,512 Reliance Industries Ltd 73,653,128
5,477,356 (a) Reliance Strategic Investments Ltd 14,407,386
TOTAL INDIA 268,198,927
INDONESIA - 2 .8%
54,229,500 Astra International Tbk PT 19,727,584
1,579,844,000 (a) GoTo Gojek Tokopedia Tbk PT 5,976,936

109
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA—continued
47,631,600 PT Bank Mandiri Persero Tbk $ 17,016,487
TOTAL INDONESIA 42,721,007
KOREA, REPUBLIC OF - 8 .3%
267,692 Hynix Semiconductor, Inc 23,246,935
396,283 KB Financial Group, Inc 15,105,609
1,807,359 Samsung Electronics Co Ltd 89,961,074
TOTAL KOREA, REPUBLIC OF 128,313,618
MACAU - 1 .4%
23,702,500 (a),(c) Wynn Macau Ltd 20,991,115
TOTAL MACAU 20,991,115
MEXICO - 4 .9%
597,794 Fomento Economico Mexicano SAB de C.V. (ADR) 67,795,817
3,207,638 Grupo Televisa SAB (ADR) 7,409,644
TOTAL MEXICO 75,205,461
PERU - 0 .8%
103,687 Credicorp Ltd 12,956,727
TOTAL PERU 12,956,727
SAUDI ARABIA - 3 .1%
1,129,934 Al Rajhi Bank 20,226,457
3,055,581 (b) Saudi Arabian Oil Co 27,146,858
TOTAL SAUDI ARABIA 47,373,315
SINGAPORE - 3 .0%
1,110,250 (a) Sea Ltd (ADR) 46,297,425
TOTAL SINGAPORE 46,297,425
TAIWAN - 10 .4%
1,671,000 MediaTek, Inc 43,612,017
7,092,400 Taiwan Semiconductor Manufacturing Co Ltd 115,836,666
TOTAL TAIWAN 159,448,683
THAILAND - 0 .8%
2,672,000 PTT Exploration & Production PCL (ADR) 12,202,561
TOTAL THAILAND 12,202,561
URUGUAY - 4 .0%
6,892,655 (e) Arcos Dorados Holdings, Inc 62,171,748
TOTAL URUGUAY 62,171,748
TOTAL COMMON STOCKS 1,398,670,926
(Cost $1,479,268,945)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
BRAZIL - 0 .0%
9,367 Localiza Rent a Car S.A. 11/10/23 13,005
TOTAL BRAZIL 13,005
TOTAL RIGHTS/WARRANTS 13,005
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,398,683,931
(Cost $1,479,268,945)

Emerging Markets Equity Fund October 31, 2023
110
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
BRAZIL—continued
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 8.7%
GOVERNMENT AGENCY DEBT - 2 .5%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/02/23 $ 9,998,573
8,750,000 FHLB 0 .000 11/03/23 8,747,504
10,000,000 FHLB 0 .000 12/12/23 9,941,357
10,000,000 FHLB 0 .000 01/05/24 9,906,934
TOTAL GOVERNMENT AGENCY DEBT 38,594,368
REPURCHASE AGREEMENT - 2 .4%
36,446,000 (f) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 36,446,000
TOTAL REPURCHASE AGREEMENT 36,446,000
TREASURY DEBT - 3 .8%
12,000,000 United States Treasury Bill 0 .000 11/02/23 11,998,249
15,000,000 United States Treasury Bill 0 .000 11/07/23 14,986,800
6,500,000 United States Treasury Bill 0 .000 11/14/23 6,487,586
10,000,000 United States Treasury Bill 0 .000 11/30/23 9,957,394
9,610,000 United States Treasury Bill 0 .000 12/19/23 9,541,939
5,955,000 United States Treasury Bill 0 .000 01/04/24 5,898,891
TOTAL TREASURY DEBT 58,870,859
TOTAL SHORT-TERM INVESTMENTS 133,911,227
(Cost $133,906,615)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,094,907 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 1,094,907
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,094,907
(Cost $1,094,907)
TOTAL INVESTMENTS - 99.8% 1,533,690,065
(Cost $1,614,270,467)
OTHER ASSETS & LIABILITIES, NET - 0.2% 3,771,619
NET ASSETS - 100.0% $ 1,537,461,684
ADR American Depositary Receipt
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,859,955.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Affiliated holding
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $36,446,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $37,174,948.
(g)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
International Equity Fund October 31, 2023
111
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 97.6%
COMMON STOCKS - 97.6%
AUSTRALIA - 6 .2%
4,409,316 BHP Billiton Ltd $ 124,816,581
1,626,634 Commonwealth Bank of Australia 100,063,769
21,867,282 Glencore plc 115,827,137
1,973,979 Woodside Energy Group Ltd 42,992,853
TOTAL AUSTRALIA 383,700,340
BRAZIL - 1 .6%
12,985,898 Banco Bradesco S.A. (Preference) 36,033,662
11,291,700 Itau Unibanco Holding S.A. 60,067,118
TOTAL BRAZIL 96,100,780
CHINA - 0 .6%
454,339 (a) Alibaba Group Holding Ltd (ADR) 37,501,141
TOTAL CHINA 37,501,141
DENMARK - 5 .9%
562,819 DSV AS 84,108,176
2,908,610 Novo Nordisk A.S. 280,611,661
TOTAL DENMARK 364,719,837
FINLAND - 1 .3%
7,604,280 Nordea Bank Abp 80,122,039
TOTAL FINLAND 80,122,039
FRANCE - 12 .1%
1,212,796 Airbus SE 162,607,013
739,187 BNP Paribas S.A. 42,506,214
806,998 Compagnie de Saint-Gobain 43,928,258
634,786 Essilor International S.A. 114,949,230
184,288 Kering 74,950,207
113,954 LVMH Moet Hennessy Louis Vuitton S.A. 81,583,126
2,115,120 Total S.A. 141,411,620
748,225 Vinci S.A. 82,734,543
TOTAL FRANCE 744,670,211
GERMANY - 6 .8%
2,488,844 Bayer AG. 107,539,360
1,468,810 Deutsche Post AG. 57,347,472
171,934 Dr ING hc F Porsche AG. 15,069,160
698,214 HeidelbergCement AG. 50,685,683
1,914,769 RWE AG. 73,269,410
837,758 Siemens AG. 111,169,522
TOTAL GERMANY 415,080,607
HONG KONG - 0 .5%
807,122 Hong Kong Exchanges and Clearing Ltd 28,235,261
TOTAL HONG KONG 28,235,261
INDIA - 0 .5%
493,030 HDFC Bank Ltd (ADR) 27,880,847
TOTAL INDIA 27,880,847
INDONESIA - 0 .5%
89,296,195 Bank Rakyat Indonesia 27,921,482
TOTAL INDONESIA 27,921,482

International Equity Fund October 31, 2023
112
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
IRELAND - 2 .1%
2,432,992 CRH plc $ 130,335,382
TOTAL IRELAND 130,335,382
ITALY - 2 .1%
7,615,087 Enel S.p.A. 48,337,379
1,513,150 Moncler S.p.A 78,588,732
TOTAL ITALY 126,926,111
JAPAN - 20 .9%
5,189,070 Daiichi Sankyo Co Ltd 133,795,976
2,639,082 Hitachi Ltd 167,282,376
17,967,289 Mitsubishi UFJ Financial Group, Inc 150,730,230
2,194,801 Nintendo Co Ltd 90,676,924
3,320,814 ORIX Corp 60,393,438
2,452,267 Recruit Holdings Co Ltd 70,313,108
2,517,500 SBI Holdings, Inc 54,163,836
1,148,103 Shiseido Co Ltd 36,412,626
2,051,167 Sony Corp 170,531,656
3,442,814 Sumitomo Mitsui Financial Group, Inc 165,971,090
10,509,248 (a) Toyota Motor Corp 183,846,043
TOTAL JAPAN 1,284,117,303
KOREA, REPUBLIC OF - 1 .5%
1,857,091 Samsung Electronics Co Ltd 92,436,478
TOTAL KOREA, REPUBLIC OF 92,436,478
MEXICO - 0 .6%
336,815 Fomento Economico Mexicano SAB de C.V. (ADR) 38,198,189
TOTAL MEXICO 38,198,189
NETHERLANDS - 9 .9%
212,458 ASML Holding NV 127,712,850
1,109,732 Heineken NV 99,702,164
8,138,611 ING Groep NV 104,341,266
22,391,543 Koninklijke KPN NV 75,261,968
6,255,299 Shell plc 201,588,425
TOTAL NETHERLANDS 608,606,673
NORWAY - 1 .7%
3,199,934 Equinor ASA 107,272,015
TOTAL NORWAY 107,272,015
SPAIN - 1 .8%
14,452,749 Banco Bilbao Vizcaya Argentaria S.A. 113,703,094
TOTAL SPAIN 113,703,094
SWITZERLAND - 5 .2%
202,340 Lonza Group AG. 70,860,260
1,665,274 Novartis AG. 155,902,214
194,536 Zurich Insurance Group AG 92,403,148
TOTAL SWITZERLAND 319,165,622
TAIWAN - 1 .2%
843,801 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 72,828,464
TOTAL TAIWAN 72,828,464
UNITED KINGDOM - 9 .5%
1,594,898 Ashtead Group plc 91,471,284
1,813,624 AstraZeneca plc 227,072,269
18,490,434 BP plc 112,902,825
944,500 Diageo plc 35,717,187
908,417 Reckitt Benckiser Group plc 60,779,387

113
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
1,134,404 Unilever plc $ 53,726,077
TOTAL UNITED KINGDOM 581,669,029
UNITED STATES - 5 .1%
23,991,588 Haleon plc 96,160,328
414,281 Linde plc 158,280,110
546,779 Nestle S.A. 58,963,951
TOTAL UNITED STATES 313,404,389
TOTAL COMMON STOCKS 5,994,595,294
(Cost $5,155,417,763)
TOTAL LONG-TERM INVESTMENTS 5,994,595,294
(Cost $5,155,417,763)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 375,000 Federal Home Loan Bank (FHLB) 0 .000% 12/12/23 372,801
10,000,000 FHLB 0 .000 01/05/24 9,906,934
TOTAL GOVERNMENT AGENCY DEBT 10,279,735
REPURCHASE AGREEMENT - 0 .9%
58,391,000 (b) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 58,391,000
TOTAL REPURCHASE AGREEMENT 58,391,000
TREASURY DEBT - 0 .4%
9,985,000 United States Treasury Bill 0 .000 11/02/23 9,983,543
10,000,000 United States Treasury Bill 0 .000 11/07/23 9,991,200
5,955,000 United States Treasury Bill 0 .000 01/04/24 5,898,890
TOTAL TREASURY DEBT 25,873,633
TOTAL SHORT-TERM INVESTMENTS 94,544,368
(Cost $94,541,475)
TOTAL INVESTMENTS - 99.1% 6,089,139,662
(Cost $5,249,959,238)
OTHER ASSETS & LIABILITIES, NET - 0.9% 53,008,754
NET ASSETS - 100.0% $ 6,142,148,416
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $58,391,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $59,558,844.

International Opportunities Fund October 31, 2023
Portfolio of Investments
114
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 96.4%
COMMON STOCKS - 96.4%
AUSTRALIA - 3 .3%
1,767,689 Australia & New Zealand Banking Group Ltd $ 27,874,646
146,823 (a) Flutter Entertainment plc 23,090,166
561,039 Mineral Resources Ltd 20,678,336
TOTAL AUSTRALIA 71,643,148
BRAZIL - 4 .8%
4,563,500 Itau Unibanco Holding S.A. 24,275,910
2,267,000 Localiza Rent A Car 22,873,465
14,981,800 (a) Magazine Luiza S.A. 3,952,158
2,883,217 (a) NU Holdings Ltd 23,642,379
3,106,800 (a) Petro Rio S.A. 29,393,437
TOTAL BRAZIL 104,137,349
CANADA - 13 .2%
956,734 Alimentation Couche-Tard, Inc 52,081,377
418,013 (b) Bank of Montreal 31,587,224
1,007,853 Cameco Corp 41,229,854
641,780 Dollarama, Inc 43,826,621
1,152,197 (a) Lightspeed Commerce, Inc 14,382,210
2,163,172 (a) NexGen Energy Ltd 13,056,246
370,591 Nutrien Ltd 19,903,817
881,801 Parex Resources, Inc 16,901,583
584,994 (a) Shopify, Inc (Class A) 27,626,650
846,253 Suncor Energy, Inc 27,405,965
TOTAL CANADA 288,001,547
CHINA - 3 .6%
1,299,407 JD.com, Inc 16,519,565
1,275,550 (a),(c) Meituan 18,080,927
1,172,600 Tencent Holdings Ltd 43,396,437
TOTAL CHINA 77,996,929
DENMARK - 4 .9%
205,162 Carlsberg AS (Class B) 24,449,795
853,876 Novo Nordisk A.S. 82,378,718
TOTAL DENMARK 106,828,513
FRANCE - 5 .3%
175,402 Essilor International S.A. 31,762,397
97,529 L'Oreal S.A. 40,994,409
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 42,103,863
TOTAL FRANCE 114,860,669
GERMANY - 5 .3%
509,065 Bayer AG. 21,995,965
228,509 Beiersdorf AG. 30,053,501
164,525 Deutsche Boerse AG. 27,080,240
221,008 Dr ING hc F Porsche AG. 19,370,252
796,928 (a) HelloFresh SE 17,431,358
TOTAL GERMANY 115,931,316
INDIA - 1 .7%
946,652 Axis Bank Ltd 11,170,310
411,768 (c) LTIMindtree Ltd 25,052,281
TOTAL INDIA 36,222,591

115
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDONESIA - 1 .2%
86,868,400 Bank Rakyat Indonesia $ 27,162,350
TOTAL INDONESIA 27,162,350
IRELAND - 3 .1%
731,447 CRH plc 39,183,615
375,292 Keywords Studios plc 5,959,243
686,571 Smurfit Kappa Group plc 22,379,423
TOTAL IRELAND 67,522,281
ITALY - 5 .5%
734,877 Amplifon S.p.A. 20,770,157
2,626,022 Davide Campari-Milano NV 29,027,428
156,744 Ferrari NV 47,447,019
461,797 Moncler S.p.A 23,984,430
TOTAL ITALY 121,229,034
JAPAN - 11 .3%
730,800 BayCurrent Consulting, Inc 18,348,011
126,900 Disco Corp 22,410,414
273,900 GMO Payment Gateway, Inc 10,939,360
2,033,100 MonotaRO Co Ltd 16,248,502
1,448,100 Murata Manufacturing Co Ltd 24,805,051
2,169,500 Nikon Corp 20,598,116
844,000 Oriental Land Co Ltd 27,299,485
281,400 PALTAC Corp 9,121,998
878,500 Recruit Holdings Co Ltd 25,188,964
131,499 (a) SHIFT, Inc 23,859,120
981,700 TechnoPro Holdings, Inc 19,448,300
218,600 Tokyo Electron Ltd 28,885,291
TOTAL JAPAN 247,152,612
LUXEMBOURG - 0 .4%
236,839 (a),(b) BK LC Lux Finco 2 Sarl 9,253,300
TOTAL LUXEMBOURG 9,253,300
NETHERLANDS - 5 .2%
18,806 (a),(c) Adyen NV 12,684,381
100,114 ASML Holding NV 60,180,574
3,246,557 ING Groep NV 41,622,565
TOTAL NETHERLANDS 114,487,520
NORWAY - 2 .7%
976,076 Aker BP ASA 28,132,078
906,566 Equinor ASA 30,390,990
TOTAL NORWAY 58,523,068
PHILIPPINES - 1 .0%
7,992,434 BDO Unibank, Inc 17,990,751
5,869,880 Robinsons Retail Holdings, Inc 4,241,542
TOTAL PHILIPPINES 22,232,293
PORTUGAL - 1 .2%
1,168,319 Jeronimo Martins SGPS S.A. 26,935,445
TOTAL PORTUGAL 26,935,445
SPAIN - 1 .3%
515,490 Amadeus IT Holding S.A. 29,420,463
142,139 (a),(b),(d) Let's GOWEX S.A. 1,504
TOTAL SPAIN 29,421,967

International Opportunities Fund October 31, 2023
116
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN - 0 .8%
197,224 (c) Evolution AB $ 17,573,725
TOTAL SWEDEN 17,573,725
SWITZERLAND - 3 .2%
7,015 Givaudan S.A. 23,349,571
72,366 Lonza Group AG. 25,342,857
867,359 (a) On Holding AG. 22,265,105
TOTAL SWITZERLAND 70,957,533
TAIWAN - 3 .8%
1,197,540 Dadi Early-Childhood Education Group Ltd 1,836,831
1,281,000 Eclat Textile Co Ltd 20,388,697
2,507,349 Hota Industrial Manufacturing Co Ltd 4,798,686
2,938,000 Taiwan Semiconductor Manufacturing Co Ltd 47,984,903
97,920 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 8,451,475
TOTAL TAIWAN 83,460,592
UNITED KINGDOM - 8 .1%
781,329 Ashtead Group plc 44,811,121
3,799,007 Beazley plc 23,798,353
1,082,864 Compass Group plc 27,300,471
5,388,784 (a) Darktrace plc 22,995,252
400,852 Dechra Pharmaceuticals plc 18,579,077
2,133,758 Electrocomponents plc 17,608,674
737,259 Fevertree Drinks plc 8,996,854
8,564,778 Tritax Big Box REIT plc 14,259,650
TOTAL UNITED KINGDOM 178,349,452
UNITED STATES - 5 .5%
173,691 Ferguson plc 26,089,039
89,522 Linde plc 34,202,756
74,846 (a) Lululemon Athletica, Inc 29,450,404
119,158 Roche Holding AG. 30,708,156
TOTAL UNITED STATES 120,450,355
TOTAL COMMON STOCKS 2,110,333,589
(Cost $1,847,855,931)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 (b) PointsBet Holdings Ltd 07/08/24 1,342
TOTAL AUSTRALIA 1,342
BRAZIL - 0 .0%
12,912 Localiza Rent a Car S.A. 11/10/23 17,927
TOTAL BRAZIL 17,927
TOTAL RIGHTS/WARRANTS 19,269
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 2,110,352,858
(Cost $1,847,855,931)

117
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 1 .7%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/02/23 $ 9,998,574
8,750,000 FHLB 0 .000 11/03/23 8,747,504
9,844,000 FHLB 0 .000 12/12/23 9,786,272
9,685,000 FHLB 0 .000 01/05/24 9,594,865
TOTAL GOVERNMENT AGENCY DEBT 38,127,215
TREASURY DEBT - 0 .9%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,999,708
10,000,000 United States Treasury Bill 0 .000 11/07/23 9,991,200
6,500,000 United States Treasury Bill 0 .000 11/14/23 6,487,586
TOTAL TREASURY DEBT 18,478,494
TOTAL SHORT-TERM INVESTMENTS 56,605,709
(Cost $56,601,190)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
8,523,294 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 8,523,294
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 8,523,294
(Cost $8,523,294)
TOTAL INVESTMENTS - 99.4% 2,175,481,861
(Cost $1,912,980,415)
OTHER ASSETS & LIABILITIES, NET - 0.6% 14,158,030
NET ASSETS - 100.0% $ 2,189,639,891
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,192,664.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.

Quant International Small-Cap Equity Fund October 31, 2023
Portfolio of Investments
118
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUSTRALIA - 7.1%
1,489,572 Abacus Property Group $ 907,114
1,318,077 (a) Abacus Storage King 831,941
224,993 Altium Ltd 5,675,117
305,792 AUB Group Ltd 5,251,518
678,502 Bapcor Ltd 2,309,520
5,069,951 Beach Petroleum Ltd 4,993,658
1,517,907 Charter Hall Long Wale REIT 2,916,104
218,003 Charter Hall Social Infrastructure REIT 330,344
1,629,747 (b) Coronado Global Resources, Inc 1,792,763
657,840 CSR Ltd 2,350,588
1,552,258 Deterra Royalties Ltd 4,638,157
294,576 Growthpoint Properties Australia Ltd 369,839
1,064,703 HomeCo Daily Needs REIT 726,058
727,763 Iress Market Technology Ltd 2,320,639
299,935 (a) Judo Capital Holdings Ltd 161,490
161,032 Jumbo Interactive Ltd 1,420,225
1,504,766 Macquarie CountryWide Trust 2,923,963
2,256,660 OceanaGold Corp 3,775,339
386,117 (a) Omni Bridgeway Ltd 372,914
2,521,176 Perenti Ltd 1,704,761
4,482,640 Perseus Mining Ltd 4,789,517
321,612 Premier Investments Ltd 4,663,467
1,495,449 (a) Silver Lake Resources Ltd 983,637
322,173 (a) SiteMinder Ltd 835,270
3,969,848 TABCORP Holdings Ltd 1,958,839
534,947 Technology One Ltd 4,960,986
706,384 (a) Telix Pharmaceuticals Ltd 3,985,256
1,210,535 (a),(c) Webjet Ltd 4,704,119
356,001 Worley Ltd 3,721,446
TOTAL AUSTRALIA 76,374,589
AUSTRIA - 0.8%
131,886 (b) BAWAG Group AG. 5,874,253
21,376 Porr AG. 256,087
26,757 (a) Raiffeisen International Bank Holding AG. 387,649
203,115 Uniqa Versicherungen AG. 1,640,023
TOTAL AUSTRIA 8,158,012
BELGIUM - 0.5%
2,931 Colruyt S.A. 121,301
223,373 Euronav NV 3,991,969
41,034 Fagron NV 721,134
5,642 (a),(b) X-Fab Silicon Foundries SE 50,982
TOTAL BELGIUM 4,885,386
BRAZIL - 1.2%
144,850 Blau Farmaceutica S.A. 436,697
1,071,400 Bradespar S.A. 4,747,375
1,560,200 (a) Embraer S.A. 5,443,332
685,603 Iochpe-Maxion S.A. 1,533,912
466,600 Jalles Machado S.A. 764,440
366,045 (b) Locaweb Servicos de Internet S.A. 394,959
TOTAL BRAZIL 13,320,715
CANADA - 5.4%
193,232 Atco Ltd 4,953,595
9,673 (a) ATS Corp 325,747

119
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CANADA—continued
89,837 Badger Infrastructure Solutions Ltd $ 2,379,458
27,303 Brookfield Reinsurance Ltd 800,927
4,279 (c) Calian Group Ltd 153,263
66,613 (c) Cardinal Energy Ltd 356,422
281,283 (a) Celestica, Inc 6,565,806
1,349,047 (c) Converge Technology Solutions Corp 2,684,961
185,922 Definity Financial Corp 5,140,256
63,251 (a),(c) dentalcorp Holdings Ltd 250,860
234,977 Dundee Precious Metals, Inc 1,540,249
764,148 Enerflex Ltd 3,041,714
114,793 (c) Exchange Income Corp 3,530,500
249,069 Finning International, Inc 6,674,169
552,415 (a) GoGold Resources, Inc 509,891
173,302 (a) Interfor Corp 2,138,235
45,251 (b) Jamieson Wellness, Inc 743,007
8,204 (a) Kinaxis, Inc 801,143
345,964 Martinrea International, Inc 2,851,537
33,289 (b) Minto Apartment Real Estate Investment Trust 312,066
378,983 (a) Shawcor Ltd 3,968,151
119,723 Slate Grocery REIT 850,385
659,728 Superior Plus Corp 4,433,867
10,725 Topaz Energy Corp 163,959
264,623 (a) Torex Gold Resources, Inc 2,551,296
TOTAL CANADA 57,721,464
CHILE - 0.2%
15,740,735 Colbun S.A. 2,285,308
369,871 Inversiones Aguas Metropolitanas S.A. 265,014
TOTAL CHILE 2,550,322
CHINA - 3.0%
3,286,000 (a) ANE Cayman, Inc 2,508,413
393,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 590,279
4,908,800 China Education Group Holdings Ltd 4,078,070
1,354,000 China Foods Ltd 468,883
2,582,000 (b) China New Higher Education Group Ltd 644,629
746,000 China Oriental Group Co Ltd 114,667
724,000 China Shineway Pharmaceutical Group Ltd 642,092
2,001,749 China XLX Fertiliser Ltd 870,551
4,565,760 (a),(c),(d) China Zhongwang Holdings Ltd 5,835
8,258,000 Citic Resources Holdings Ltd 342,973
35,837 (a),(b) Cloud Music, Inc 407,504
1,394,000 COSCO SHIPPING International Hong Kong Co Ltd 527,463
2,078,000 CSSC Hong Kong Shipping Co Ltd 366,460
1,416,000 Gemdale Properties & Investment Corp Ltd 41,949
2,173,000 (b) Greentown Management Holdings Co Ltd 1,601,390
1,202,000 Harbin Power Equipment 345,750
160,820 (c) Hopson Development Holdings Ltd 94,165
1,761,500 (a),(c) HUTCHMED China Ltd 7,083,150
5,958,960 (a),(b),(c) iDreamSky Technology Holdings Ltd 1,938,423
14,222,200 (c) Jinchuan Group International Resources Co Ltd 865,994
462,500 JNBY Design Ltd 563,417
3,074,000 Kinetic Development Group Ltd 184,631
4,205,000 Lonking Holdings Ltd 649,591
2,482,000 Sinopec Engineering Group Co Ltd 1,240,412
2,010,000 Sinopec Kantons Holdings Ltd 791,131
173,000 Tong Ren Tang Technologies Co Ltd 131,935
127,000 Xinhua Winshare Publishing and Media Co Ltd 106,761
4,960,000 Yangzijiang Shipbuilding Holdings Ltd 5,257,517
84,000 Zengame Technology Holding Ltd 37,804
TOTAL CHINA 32,501,839

Quant International Small-Cap Equity Fund October 31, 2023
120
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COLOMBIA - 0.1%
67,965 (a) Frontera Energy Corp $ 576,361
TOTAL COLOMBIA 576,361
CZECH REPUBLIC - 0.0%
560 Philip Morris CR AS. 385,417
TOTAL CZECH REPUBLIC 385,417
DENMARK - 1.2%
1,020,543 Alm Brand AS 1,477,023
13,599 Cementir Holding NV 113,242
81,541 D/S Norden 4,632,861
37,363 H Lundbeck A.S. 169,020
118,075 ISS A.S. 1,708,839
1,185 (a) Jyske Bank 83,512
18,931 Per Aarsleff Holding A.S. 828,047
59,062 (b) Scandinavian Tobacco Group A.S. 876,980
2,680 Solar Holdings AS (B Shares) 159,931
7,912 Spar Nord Bank A.S. 119,880
57,877 Sydbank AS 2,514,157
TOTAL DENMARK 12,683,492
EGYPT - 0.2%
707,979 Abou Kir Fertilizers & Chemical Industries 1,765,972
TOTAL EGYPT 1,765,972
FINLAND - 0.3%
161,785 Kesko Oyj (B Shares) 2,736,025
TOTAL FINLAND 2,736,025
FRANCE - 1.8%
3,671,295 (a) CGG S.A. 2,597,705
13,435 Cie des Alpes 188,749
128,975 Cie Plastic Omnium SA 1,450,197
266,864 Derichebourg 1,156,791
15,460 Inter Parfums S.A. 730,297
170,917 Rexel S.A. 3,490,599
7,063 Sopra Group S.A. 1,268,064
256,884 SPIE S.A. 6,755,409
2,510 Trigano S.A. 329,605
32,644 Vicat S.A. 1,002,280
1,211 Wavestone 55,087
TOTAL FRANCE 19,024,783
GEORGIA - 0.0%
15,690 TBC Bank Group plc 512,040
TOTAL GEORGIA 512,040
GERMANY - 3.4%
80,029 Aixtron AG. 2,248,875
1,343 Amadeus Fire AG 155,081
25,748 Aurubis AG. 2,122,586
69,848 CANCOM SE 1,743,847
1,483 Cewe Stiftung & Co KGAA 134,590
27,880 CompuGroup Medical SE & Co KgaA 1,022,274
130,013 Deutz AG. 526,918
45,637 Eckert & Ziegler Strahlen- und Medizintechnik AG. 1,800,349
23,603 Elmos Semiconductor SE 1,548,845
18,223 ElringKlinger AG. 102,832
136,002 Hensoldt AG. 4,030,039
23,913 Hochtief AG. 2,477,200
2,259 Hornbach Holding AG. & Co KGaA 134,871
103,390 Hugo Boss AG. 6,046,762
42,162 (a) Ionos SE 557,152

121
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SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
7,478 (b) JOST Werke SE $ 343,140
148,756 KION Group AG. 4,564,143
161,919 Kloeckner & Co AG. 1,005,238
32,673 (a),(b) Montana Aerospace AG. 393,128
77,628 (a) PVA TePla AG. 1,180,254
308,262 Schaeffler AG. 1,599,898
255,828 (a) TUI AG. 1,293,000
49,511 Wacker Construction Equipment AG. 908,546
TOTAL GERMANY 35,939,568
GREECE - 0.2%
123,643 (a) Aegean Airlines S.A. 1,352,748
56,714 Hellenic Petroleum S.A. 415,863
273,911 Holding CO ADMIE IPTO S.A. 580,498
TOTAL GREECE 2,349,109
HONG KONG - 0.6%
278,500 Cafe de Coral Holdings Ltd 350,766
2,294,000 (a),(c)
China High Speed Transmission Equipment Group
Co Ltd 536,551
2,132,000 Digital China Holdings Ltd 585,123
1,066,200 Far East Consortium 219,405
99,000 Johnson Electric Holdings Ltd 122,810
550,000 Luk Fook Holdings International Ltd 1,364,438
587,000 PCCW Ltd 287,300
89,000 SmarTone Telecommunications Holding Ltd 46,404
467,500 Stella International Holdings Ltd 528,124
137,000 Texhong International Group Ltd 74,694
3,594,000 Truly International Holdings 368,872
177,300 Vtech Holdings Ltd 1,031,677
1,240,000 Wasion Holdings Ltd 458,517
TOTAL HONG KONG 5,974,681
INDIA - 8.6%
174,029 Amara Raja Batteries Ltd 1,281,420
235,365 Astral Ltd 5,232,071
3,165 AstraZeneca Pharma India Ltd 177,697
103,292 Bajaj Electricals Ltd 1,268,603
103,292 (a),(d) Bajel Projects Ltd 145,090
381,883 Bharat Dynamics Ltd 4,471,821
692,204 Brightcom Group Ltd 139,258
50,125 Caplin Point Laboratories Ltd 617,283
1,042,518 Castrol India Ltd 1,704,981
1,544,663 Crompton Greaves Consumer Electricals Ltd 5,231,754
6,779 Dixon Technologies India Ltd 415,493
262,601 Emami Ltd 1,608,701
7,858 ESAB India Ltd 546,544
230,305 Finolex Cables Ltd 2,481,963
320,724 Finolex Industries Ltd 740,350
51,997 Glenmark Life Sciences Ltd 390,479
71,475 GMM Pfaudler Ltd 1,489,205
1,172,683 Greaves Cotton Ltd 1,770,642
32,309 Grindwell Norton Ltd 832,019
422,162 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 3,507,422
2,998,236 (b) Indian Energy Exchange Ltd 4,534,294
22,137 Ingersoll Rand India Ltd 747,324
948,376 Jamna Auto Industries Ltd 1,228,102
1,069,789 Jindal Saw Ltd 5,692,054
215,101 KPIT Technologies Ltd 3,147,335
8,650 Linde India Ltd 622,643
4,996,818 National Aluminium Co Ltd 5,532,712
7,940,673 NBCC India Ltd 6,258,111
3,464,528 NCC Ltd 6,014,838

Quant International Small-Cap Equity Fund October 31, 2023
122
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
79,182 Oracle Financial Services Software Ltd $ 3,689,714
8,028 Procter & Gamble Health Ltd 492,004
29,716 Ratnamani Metals & Tubes Ltd 987,192
1,393,010 REC Ltd 4,814,942
38,870 Relaxo Footwears Ltd 419,186
334,595 (a) Reliance Energy Ltd 680,480
137,985 RITES Ltd 748,726
6,965 Sanofi India Ltd 632,511
7,535 SKF India Ltd 444,401
2,698 Sonata Software Ltd 37,382
102,202 Supreme Industries Ltd 5,314,173
986,126 (a) Triveni Turbine Ltd 4,254,516
332,583 V-Guard Industries Ltd 1,196,773
5 VST Industries Ltd 193
37,077 Zydus Wellnes Ltd 682,034
TOTAL INDIA 92,224,436
INDONESIA - 0.7%
4,440,300 Bank Pembangunan Daerah Jawa Timur Tbk PT 169,114
23,076,160 (a) Energi Mega Persada Tbk PT 354,459
3,762,000 First Pacific Co 1,424,163
10,368,445 Golden Agri-Resources Ltd 2,044,685
8,162,300 Indika Energy Tbk PT 932,614
28,824,237 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 925,424
7,038,000
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT 405,399
14,934,600 Sawit Sumbermas Sarana Tbk PT 1,076,495
TOTAL INDONESIA 7,332,353
IRELAND - 0.2%
628,206 Cairn Homes plc 741,850
1,015,614 (a),(b) Glenveagh Properties plc 980,055
91,725 Origin Enterprises plc 304,750
TOTAL IRELAND 2,026,655
ISRAEL - 2.2%
20,871 (a) Camtek Ltd 1,087,511
906 Carasso Motors Ltd 2,665
143,841 First International Bank Of Israel Ltd 4,896,322
9,317 Formula Systems 1985 Ltd 528,138
207,401 Harel Insurance Investments & Financial Services Ltd 1,332,086
32,265 Ituran Location and Control Ltd 797,913
7,309 M Yochananof & Sons Ltd 262,560
26,182 Magic Software Enterprises Ltd 260,784
48,447 (a) Nova Measuring Instruments Ltd 4,639,129
245,243 Plus500 Ltd 4,205,915
19,016 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 1,026,885
44,299 Sapiens International Corp NV 1,120,593
8,958 (a) Scope Metals Group Ltd 230,709
513,666 (a) Shufersal Ltd 2,168,503
14,914 (a) SimilarWeb Ltd 75,465
52,683 (a) WalkMe Ltd 494,693
TOTAL ISRAEL 23,129,871
ITALY - 2.0%
139,310 ACEA S.p.A. 1,677,443
32,225 Ascopiave S.p.A. 71,604
338,197 BPER Banca 1,100,543
106,329 Credito Emiliano S.p.A. 862,179
204,092 d'Amico International Shipping S.A. 1,071,111
87,031 Danieli & Co S.p.A. (RSP) 1,758,492
10,652 Interpump Group S.p.A. 445,406
1,824,856 Iride S.p.A. 3,656,887

123
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ITALY—continued
663,987 (b) OVS S.p.A $ 1,175,933
525,660 Piaggio & C S.p.A. 1,413,552
22,645 Sesa S.p.A 2,287,424
1,070,252 Unipol Gruppo S.p.A 5,798,177
29,731 Zignago Vetro S.p.A. 388,826
TOTAL ITALY 21,707,577
JAPAN - 22.3%
37,800 Adventure, Inc 1,276,607
90,000 Aichi Corp 538,823
105,300 Aida Engineering Ltd 622,379
389,400 Alfresa Holdings Corp 6,168,322
662,000 Amada Co Ltd 6,421,701
86,200 AOKI Holdings, Inc 564,633
30,500 Argo Graphics, Inc 668,420
80,900 Autobacs Seven Co Ltd 832,137
47,800 Avex Group Holdings, Inc 436,529
35,200 C Uyemura & Co Ltd 1,911,189
60,900 (a) Canon Electronics, Inc 776,405
18,700 Chofu Seisakusho Co Ltd 266,522
68,800 Chudenko Corp 1,119,648
202,600 Chugoku Electric Power Co, Inc 1,266,896
152,400 Coca-Cola West Japan Co Ltd 2,043,464
21,000 Comture Corp 280,721
48,175 Daiki Aluminium Industry Co Ltd 398,788
34,700 Daiwa Industries Ltd 297,557
90,900 Digital Arts, Inc 2,507,373
62,200 Doutor Nichires Holdings Co Ltd 898,087
30,600 Eiken Chemical Co Ltd 301,821
365,200 Electric Power Development Co 5,598,763
82,200 FCC Co Ltd 975,387
332,975 Fields Corp 3,625,230
302,300 Fuji Machine Manufacturing Co Ltd 4,551,987
31,800 Fujicco Co Ltd 410,324
7,300 Fukui Computer Holdings, Inc 125,326
74,100 Future Architect, Inc 845,701
184,500 G-Tekt Corp 2,153,235
281,700 (a) GungHo Online Entertainment, Inc 4,247,339
6,300 Hanwa Co Ltd 189,902
234,700 Heiwa Corp 3,322,252
906,400 Hitachi Zosen Corp 4,728,308
22,999 Ichibanya Co Ltd 811,344
589,200 Iino Kaiun Kaisha Ltd 4,226,155
88,200 Inaba Denki Sangyo Co Ltd 1,839,223
137,700 INFRONEER Holdings, Inc 1,452,577
106,100 Itochu Enex Co Ltd 1,042,901
390,800 Jafco Co Ltd 4,209,235
34,800 Japan Petroleum Exploration Co 1,191,608
287,700 JGC Corp 3,543,595
105,300 Justsystems Corp 1,876,492
130,400 (c) Kanamoto Co Ltd 2,116,282
243,600 Kandenko Co Ltd 2,257,277
33,900 Kentucky Fried Chicken Japan Ltd 675,296
203,000 Kinden Corp 3,074,931
113,700 Kitz Corp 768,293
585,500 Kobe Steel Ltd 6,922,635
110,200 Mandom Corp 1,010,829
15,700 Maxvalu Tokai Co Ltd 310,250
126,300 MCJ Co Ltd 908,649
326,100 Mediceo Paltac Holdings Co Ltd 5,482,715
106,200 Meidensha Corp 1,663,820
12,000 Melco Holdings, Inc 273,797
14,500 METAWATER Co Ltd 182,799

Quant International Small-Cap Equity Fund October 31, 2023
124
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
136,600 Mimasu Semiconductor Industry Co Ltd $ 2,215,113
315,100 MIRAIT ONE corp 4,176,256
20,700 (c) Mitsubishi Research Institute, Inc 669,191
111,800 Mitsui Mining & Smelting Co Ltd 2,903,067
34,000 Mitsui Sugar Co Ltd 691,129
152,880 Monogatari Corp 4,140,073
75,900 Morita Holdings Corp 778,648
38,435 MOS Food Services, Inc 838,464
236,700 NET One Systems Co Ltd 3,612,733
54,400 Nihon Unisys Ltd 1,356,860
116,100 Nikkiso Co Ltd 739,516
12,700 Nippon Carbon Co Ltd 372,010
61,700 Nippon Ceramic Co Ltd 1,073,447
119,600 Nippon Pillar Packing Co Ltd 2,985,224
24,100 Nippon Seiki Co Ltd 171,589
13,100 Nippon Signal Co Ltd 81,008
63,000 Nippon System Development Co Ltd 1,096,129
447,700 Nipro Corp 3,408,995
34,900 Nitta Corp 788,044
42,500 Nittetsu Mining Co Ltd 1,338,216
25,100 Noevir Holdings Co Ltd 880,343
109,800 Nomura Co Ltd 632,184
5,200 Noritake Co Ltd 202,391
42,586 NS Solutions Corp 1,236,676
35,000 Obara Corp 839,914
58,300 OBIC Business Consultants Ltd 2,504,574
40,100 Ohsho Food Service Corp 1,853,609
33,300 Oiles Corp 421,681
193,900 Optorun Co Ltd 2,243,077
45,900 (a),(c) PKSHA Technology, Inc 782,303
435,200 Pola Orbis Holdings, Inc 4,371,458
127,600 Raito Kogyo Co Ltd 1,651,638
709,400 Riso Kyoiku Co Ltd 1,190,417
32,900 Ryoshoku Ltd 867,505
129,700 Sanki Engineering Co Ltd 1,507,566
144,600 Sankyo Co Ltd 6,009,268
44,100 Sanyo Chemical Industries Ltd 1,172,431
112,800 SCREEN Holdings Co Ltd 5,244,313
129,300 (c) Shibaura Machine Co Ltd 3,201,719
6,400 Shibuya Corp 104,478
190,200 Shin-Etsu Polymer Co Ltd 1,726,170
52,900 Shinko Plantech Co Ltd 495,049
166,640 Shinwa Kaiun Kaisha Ltd 4,736,827
91,197 Sky Perfect Jsat Corp 422,100
36,900 Star Micronics Co Ltd 443,617
479,600 Sumitomo Dainippon Pharma Co Ltd 1,464,534
41,000 Sumitomo Densetsu Co Ltd 720,116
212,700 Suzuken Co Ltd 6,514,960
679,600 Systena Corp 1,156,950
63,300 Taisho Pharmaceutical Holdings Co Ltd 2,506,558
182,350 Takara Bio, Inc 1,608,106
45,200 Takasago Thermal Engineering Co Ltd 892,456
194,100 Takeuchi Manufacturing Co Ltd 5,537,885
80,600 Takiron Co Ltd 310,272
148,400 TechMatrix Corp 1,466,582
32,700 Tenma Corp 548,852
49,800 TKC 1,161,685
137,800 Tocalo Co Ltd 1,245,542
18,700 Tokai Corp (GIFU) 236,359
226,700 Tokyo Steel Manufacturing Co Ltd 2,620,220
41,000 Torii Pharmaceutical Co Ltd 990,758
188,600 Toyo Construction Co Ltd 1,538,869
77,600 Tsubakimoto Chain Co 1,961,592

125
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
120,200 UBE Industries Ltd $ 1,850,935
285,500 Universal Entertainment Corp 4,072,432
49,500 Wakita & Co Ltd 495,563
18,600 Weathernews, Inc 728,466
137,300 Yamato Kogyo Co Ltd 6,578,150
36,000 Yamazen Corp 291,653
21,900 Yodogawa Steel Works Ltd 512,719
67,600 Yokogawa Bridge Holdings Corp 1,117,393
42,900 Yurtec Corp 279,430
148,500 Zenkoku Hosho Co Ltd 4,748,773
35,500 Zuken, Inc 887,076
TOTAL JAPAN 238,434,385
KOREA, REPUBLIC OF - 4.5%
122,346 Daewoo International Corp 4,563,523
62,016 Daewoong Co Ltd 685,238
60,953 Daishin Securities Co Ltd 632,653
29,643 Daishin Securities Co Ltd PF 292,041
1,890 Doosan Corp 104,273
157,893 Doosan Infracore Co Ltd 783,434
16,770 DoubleUGames Co Ltd 514,571
278,753 (a) Hanwha General Insurance Co Ltd 857,265
609,473 (a) Hanwha Investment & Securities Co Ltd 1,039,866
2,174,335 Hanwha Life Insurance Co Ltd 4,468,168
428,010 Hanwha Systems Co Ltd 4,036,919
175,188 HPSP Co Ltd 4,063,695
199,453 Hyundai Marine & Fire Insurance Co Ltd 4,652,631
14,106 Hyundai Wia Corp 587,201
4,904 Innocean Worldwide, Inc 158,715
14,286 ISC Co Ltd 737,508
217,258 JB Financial Group Co Ltd 1,625,101
6,872 KEPCO Plant Service & Engineering Co Ltd 166,270
124,531 Koh Young Technology, Inc 1,020,522
20,093 KoMiCo Ltd 659,793
236,447 Korean Reinsurance Co 1,555,216
16,678 LIG Nex1 Co Ltd 1,078,771
2,470 MegaStudyEdu Co Ltd 113,534
76,821 NEXTIN, Inc 3,056,569
1,193 NongShim Co Ltd 392,372
59,621 Orion Holdings Corp 701,095
138,492 Poongsan Corp 3,695,970
6,129 Shinyoung Securities Co Ltd 254,137
40,223 TK Corp 453,560
166,005 Tongyang Life Insurance Co Ltd 540,028
40,618 Webzen, Inc 413,777
188,296 WONIK IPS Co Ltd 4,210,127
TOTAL KOREA, REPUBLIC OF 48,114,543
KUWAIT - 0.1%
150,038 Humansoft Holding Co KSC 1,473,955
TOTAL KUWAIT 1,473,955
MALAYSIA - 0.8%
169,600 Berjaya Sports Toto BHD 51,615
3,450,200 Bermaz Auto Bhd 1,809,816
108,600 Carlsberg Brewery Malaysia Bhd 453,592
334,200 (a) Greatech Technology Bhd 324,609
201,600 Heineken Malaysia Bhd 1,008,741
2,455,280 Hibiscus Petroleum Bhd 1,378,460
3,341,200 IJM Corp BHD 1,333,073
567,609 (b) Lotte Chemical Titan Holding Bhd 134,613
849,400 Magnum Bhd 190,756
3,144,900 Malakoff Corp Bhd 389,515

Quant International Small-Cap Equity Fund October 31, 2023
126
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MALAYSIA—continued
506,400 Padini Holdings Bhd $ 419,830
624,500 SKP Resources Bhd 103,548
304,200 Ta Ann Holdings Bhd 213,888
231,400 United Plantations BHD 819,820
257,500 ViTrox Corp Bhd 371,524
TOTAL MALAYSIA 9,003,400
MALTA - 0.1%
40,335 (a) Kambi Group plc 577,791
81,431 Kindred Group plc 666,662
TOTAL MALTA 1,244,453
MEXICO - 1.0%
1,468,076 (a) Alsea SAB de C.V. 4,864,544
1,686,300 (b) Banco del Bajio S.A. 5,161,131
337,123 Concentradora Fibra Danhos S.A. de C.V. 361,824
2,858,688 (a),(b) Nemak SAB de C.V. 505,808
TOTAL MEXICO 10,893,307
NETHERLANDS - 0.5%
19,056 Arcadis NV 805,398
249,348 (a) Fugro NV 4,118,472
378,793 Koninklijke BAM Groep NV 782,734
TOTAL NETHERLANDS 5,706,604
NEW ZEALAND - 0.3%
1,132,325 Fletcher Building Ltd 2,853,693
TOTAL NEW ZEALAND 2,853,693
NORWAY - 1.2%
210,707 BW Offshore Ltd 440,338
1,314,818 (a),(c) Kahoot! ASA 4,118,603
364,982 Odfjell Drilling Ltd 1,277,559
110,580 Sparebanken Nord-Norge 935,143
374,255 TGS Nopec Geophysical Co ASA 5,118,236
88,268 Veidekke ASA 761,711
TOTAL NORWAY 12,651,590
PHILIPPINES - 0.1%
1,896,700 Semirara Mining & Power Corp 970,531
TOTAL PHILIPPINES 970,531
POLAND - 0.1%
70,164 Asseco Poland S.A. 1,284,688
4,671 LiveChat Software S.A. 125,756
TOTAL POLAND 1,410,444
PORTUGAL - 0.2%
204,947 CTT-Correios de Portugal S.A. 781,761
575,163 Redes Energeticas Nacionais S.A. 1,497,402
14,240 Semapa-Sociedade de Investimento e Gestao 201,427
TOTAL PORTUGAL 2,480,590
RUSSIA - 0.0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0.6%
1,294,954 Abdullah Al Othaim Markets Co 4,499,439
6,895 Eastern Province Cement Co 67,920
155,260 National Gas & Industrialization Co 2,400,400
TOTAL SAUDI ARABIA 6,967,759

127
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGAPORE - 0.5%
1,830,300 Sheng Siong Group Ltd $ 2,072,063
177,400 SIA Engineering Co Ltd 296,892
2,106,500 UMS Holdings Ltd 1,926,278
5,515,200 (c) Yangzijiang Financial Holding Ltd 1,291,257
TOTAL SINGAPORE 5,586,490
SOUTH AFRICA - 0.2%
847,977 Coronation Fund Managers Ltd 1,374,507
518,214 (c) Pick'n Pay Stores Ltd 695,123
3,567 Wilson Bayly Holmes-Ovcon Ltd 22,626
TOTAL SOUTH AFRICA 2,092,256
SPAIN - 1.1%
309,861 Acerinox S.A. 3,018,926
47,382 (a) AmRest Holdings SE 300,352
26,717 Construcciones y Auxiliar de Ferrocarriles S.A. 798,074
55,762 (a) eDreams ODIGEO S.A. 357,528
405,861 Faes Farma S.A. (Sigma) 1,274,853
365,272 (b) Gestamp Automocion S.A. 1,344,123
227,705 Prosegur Cia de Seguridad S.A. 340,479
1,895,202 (b) Unicaja Banco S.A. 1,974,641
31,089 Vidrala S.A. 2,310,696
TOTAL SPAIN 11,719,672
SWEDEN - 3.3%
101,209 (b) AcadeMedia AB 419,254
118,152 AddLife AB 771,803
70,880 AFRY AB 744,742
55,561 (b) Alimak Group AB 327,249
604,907 Alleima AB 3,682,194
572,226 Arjo AB 1,913,769
56,815 Atea ASA 590,988
109,106 BioGaia AB 973,528
89,299 Bure Equity AB 1,785,434
17,892 (a) Collector Bank AB 57,826
165,153 (b) Coor Service Management Holding AB 569,327
61,979 (c) Creades AB 330,950
469,070 Fortnox AB 1,859,359
437,944 Hexpol AB 3,886,769
76,865 Instalco AB 215,181
23,232 Investment AB Oresund 207,413
2,190 INVISIO AB 33,010
63,816 Inwido AB 652,132
72,007 Mekonomen AB 579,284
17,253 Micronic AB 377,958
190,180 (b) Munters Group AB 2,321,852
188,181 Nordnet AB publ 2,664,382
4,844 Paradox Interactive AB 92,137
60,416 (a) Sdiptech AB 1,187,701
911,373 Ssab Svenskt Stal AB (Series B) 5,287,373
1,563,143 (a) Stillfront Group AB 1,618,129
165,341 (a),(c) Vimian Group AB 374,750
130,651 Vitrolife AB 1,703,326
TOTAL SWEDEN 35,227,820
SWITZERLAND - 2.9%
211,597 Accelleron Industries AG. 5,226,261
2,916,035 (a) Aryzta AG. 5,344,533
11,485 Belimo Holding AG. 4,835,381
7,765 Burkhalter Holding AG. 726,316
104,397 Georg Fischer AG. 5,417,302
7,133 Implenia AG. 221,873
52,229 Landis&Gyr Group AG. 3,874,970

Quant International Small-Cap Equity Fund October 31, 2023
128
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
14,877 (b) Medmix AG. $ 308,449
6,244 Meier Tobler Group AG. 214,506
2,833 Mobilezone Holding AG. 43,063
1,757 Siegfried Holding AG. 1,393,333
34,754 Sulzer AG. 2,868,291
16,258 Vetropack Holding AG. 637,166
TOTAL SWITZERLAND 31,111,444
TAIWAN - 7.0%
9,000 AcBel Polytech, Inc 10,614
30,000 Alchip Technologies Ltd 2,460,491
4,057,000 Alpha Networks, Inc 4,450,210
2,442,000 Ardentec Corp 4,914,669
705,000 Asia Vital Components Co Ltd 6,229,531
488,000 AURAS Technology Co Ltd 4,317,536
665,000 Chicony Electronics Co Ltd 2,560,079
753,000 Chicony Power Technology Co Ltd 2,607,008
245,000 China Bills Finance Corp 107,707
1,312,000 ChipMOS Technologies, Inc 1,662,908
354,000 Dynapack International Technology Corp 857,369
19,000 ECOVE Environment Corp 182,370
190,000 Elitegroup Computer Systems Co Ltd 150,402
666,000 EVERGREEN Steel Corp 1,450,921
342,000 Faraday Technology Corp 3,224,419
50,050 Fitipower Integrated Technology, Inc 414,302
432,000 Formosa Advanced Technologies Co Ltd 514,989
2,779,000 Foxconn Technology Co Ltd 4,509,013
133,000 Grape King Bio Ltd 607,882
1,238,000 Greatek Electronics, Inc 2,227,511
251,000 Hannstar Board Corp 433,316
57,000 Kerry TJ Logistics Co Ltd 65,266
2,748,000 King Yuan Electronics Co Ltd 6,510,562
403,000 Lung Yen Life Service Corp 442,667
217,000 Marketech International Corp 890,694
1,723,000 Mitac Holdings Corp 1,961,920
71,000 Pixart Imaging, Inc 282,261
293,000 Sercomm Corp 1,022,287
502,000 Shin Zu Shing Co Ltd 1,435,413
438,000 Shinkong Insurance Co Ltd 901,930
2,398,000 Sigurd Microelectronics Corp 4,403,000
498,000 Simplo Technology Co Ltd 5,130,728
42,000 Sinbon Electronics Co Ltd 359,657
2,816,000 Supreme Electronics Co Ltd 4,837,322
246,000 Taiwan Surface Mounting Technology Corp 695,200
664,000 Transcend Information, Inc 1,505,925
400,000 Tung Ho Steel Enterprise Corp 802,929
71,000 XinTec, Inc 254,624
TOTAL TAIWAN 75,395,632
THAILAND - 0.9%
558,500 AP Thailand PCL 167,880
2,514,200 Bangkok Life Assurance PCL 1,623,159
3,665,600 Ditto Thailand PCL 2,203,112
638,700 MK Restaurants Group PCL 719,540
487,700 Pruksa Holding PCL 169,696
495,400 Regional Container Lines PCL 270,161
485,400 SPCG PCL 174,327
4,479,900 Sri Trang Agro-Industry PCL 1,795,067
1,145,200 Thanachart Capital PCL 1,561,644
3,794,725 Thoresen Thai Agencies PCL 543,725
198,500 Tipco Asphalt PCL 103,848
TOTAL THAILAND 9,332,159

129
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY - 0.8%
460,510 Migros Ticaret AS $ 5,491,467
1,426,722 Sok Marketler Ticaret AS. 3,015,869
TOTAL TURKEY 8,507,336
UNITED ARAB EMIRATES - 0.0%
287,529 Dubai Investments PJSC 176,685
TOTAL UNITED ARAB EMIRATES 176,685
UNITED KINGDOM - 9.6%
87,360 AG. Barr plc 521,883
216,356 Bovis Homes Group plc 1,864,841
563,528 Bytes Technology Group plc 3,373,124
561,941 Central Asia Metals plc 1,118,772
727,515 Chemring Group plc 2,471,500
193,331 Diploma plc 6,702,942
1,939,075 Dowlais Group plc 2,360,793
1,045,036 (a) easyJet plc 4,661,878
222,790 Electrocomponents plc 1,838,557
460,888 Genuit Group plc 1,487,018
162,053 Greggs plc 4,668,123
106,958 Hill & Smith Holdings plc 2,144,087
487,775 Hiscox Ltd 5,561,081
846,976 Howden Joinery Group plc 6,577,703
493,896 Hunting plc 1,737,885
2,679 Inchcape plc 21,720
2,229,540 (a) John Wood Group plc 3,861,064
979,537 Johnson Service Group plc 1,521,558
866,922 Just Group plc 796,597
91,340 Keller Group plc 860,398
2,270,023 (a) Marks & Spencer Group plc 5,994,182
1,482,819 National Express Group plc 1,129,644
1,160,963 QinetiQ plc 4,670,714
471,993 Redde Northgate plc 1,927,577
797,073 Redrow plc 4,714,190
8,219 Renew Holdings plc 71,446
1,510,219 Rotork plc 5,400,424
364,253 Softcat plc 5,600,548
159,889 Spectris plc 6,041,712
202,816 TORM plc 6,187,631
49,818 Vesuvius plc 244,022
2,265,894 Virgin Money UK plc 4,116,616
294,747 Volex plc 1,012,056
90,214 WH Smith plc 1,271,946
7,819 Young & Co's Brewery plc 98,837
TOTAL UNITED KINGDOM 102,633,069
UNITED STATES - 1.8%
34,042 Burford Capital Ltd 420,898
414,746 (a) Carnival plc 4,256,680
79,804 (a),(c) Fiverr International Ltd 1,689,451
31,548 GCC SAB de C.V. 280,903
63,363 iShares Core MSCI Emerging Markets ETF 2,910,896
21,555 iShares MSCI Canada Index Fund 684,156
118,538 iShares MSCI EAFE Small-Cap ETF 6,378,530
218,141 (a) MDA Ltd 1,804,274
72,410 Titan Cement International S.A. 1,356,121
TOTAL UNITED STATES 19,781,909
TOTAL COMMON STOCKS 1,067,651,206
(Cost $1,110,078,672)
TOTAL LONG-TERM INVESTMENTS 1,067,651,206
(Cost $1,110,078,672)

Quant International Small-Cap Equity Fund October 31, 2023
130
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
RATE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,777,607 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5.360% $ 1,777,607
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,777,607
(Cost $1,777,607)
TOTAL INVESTMENTS - 99.8% 1,069,428,813
(Cost $1,111,856,279)
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,897,917
NET ASSETS - 100.0% $ 1,071,326,730
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,946,882.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
Social Choice International Equity Fund October 31, 2023
131
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.3%
COMMON STOCKS - 98.3%
AUSTRALIA - 6 .6%
117,525 APA Group $ 616,059
353,306 Aurizon Holdings Ltd 769,541
541,818 Australia & New Zealand Banking Group Ltd 8,543,915
28,193 Australian Stock Exchange Ltd 1,007,267
139,564 BlueScope Steel Ltd 1,673,018
133,935 Brambles Ltd 1,117,788
12,852 Cochlear Ltd 1,969,879
464,106 Coles Group Ltd 4,504,466
158,290 Commonwealth Bank of Australia 9,737,344
137,175 Computershare Ltd 2,164,888
98,414 Dexus Property Group 406,468
30,991 EBOS Group Ltd 632,657
447,404 Fortescue Metals Group Ltd 6,364,686
204,869 Goodman Group 2,710,805
23,876 IDP Education Ltd 329,880
70,588 Independence Group NL 427,436
241,783 Insurance Australia Group Ltd 872,241
125,987 Lend Lease Corp Ltd 498,970
46,262 Macquarie Group Ltd 4,755,266
45,268 Mineral Resources Ltd 1,668,452
88,281 Northern Star Resources Ltd 646,463
47,766 Orica Ltd 446,322
408,875 Origin Energy Ltd 2,371,823
294,524 (a) Pilbara Minerals Ltd 691,835
116,516 (b) Qantas Airways Ltd 365,033
99,499 QBE Insurance Group Ltd 986,643
43,378 Ramsay Health Care Ltd 1,343,160
28,331 REA Group Ltd 2,600,918
293,080 Scentre Group 454,037
72,273 Seek Ltd 953,474
93,984 Sonic Healthcare Ltd 1,720,946
220,501 South32 Ltd 471,736
91,806 Suncorp-Metway Ltd 781,419
1,138,574 Telstra Corp Ltd 2,760,902
715,975 Transurban Group 5,390,209
186,464 Vicinity Ltd 201,965
151,718 Wesfarmers Ltd 4,881,347
56,443 WiseTech Global Ltd 2,101,444
270,119 Woodside Energy Group Ltd 5,883,136
276,200 Woolworths Ltd 6,182,673
TOTAL AUSTRALIA 92,006,511
AUSTRIA - 0 .7%
143,796 Erste Bank der Oesterreichischen Sparkassen AG. 5,149,230
44,760 Mondi plc 724,015
77,589 OMV AG. 3,402,915
TOTAL AUSTRIA 9,276,160
BELGIUM - 1 .0%
12,171 Dieteren S.A. 1,807,890
90,822 KBC Groep NV 4,998,375
61,136 UCB S.A. 4,471,487
91,229 Umicore S.A. 2,170,596
TOTAL BELGIUM 13,448,348

Social Choice International Equity Fund October 31, 2023
132
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BURKINA FASO - 0 .1%
48,764 Endeavour Mining plc $ 1,006,105
TOTAL BURKINA FASO 1,006,105
CHILE - 0 .2%
211,409 Antofagasta plc 3,456,859
TOTAL CHILE 3,456,859
CHINA - 1 .0%
1,794,017 BOC Hong Kong Holdings Ltd 4,744,349
222,539 (b) Prosus NV 6,223,434
1,088,100 Wilmar International Ltd 2,828,825
TOTAL CHINA 13,796,608
DENMARK - 3 .6%
16,095 Chr Hansen Holding A/S 1,098,318
23,926 Coloplast A.S. 2,495,106
30,640 (b) Demant A.S. 1,169,208
17,954 (b) Genmab AS 5,075,288
353,271 Novo Nordisk A.S. 34,082,246
22,884 Novozymes A.S. 1,028,474
30,034 Orsted AS 1,451,216
8,889 Pandora A.S. 1,008,195
114,274 Vestas Wind Systems A.S. 2,476,862
TOTAL DENMARK 49,884,913
FINLAND - 0 .8%
18,900 Elisa Oyj (Series A) 801,524
55,018 Kesko Oyj (B Shares) 930,436
99,404 Metso Outotec Oyj 875,792
131,152 Neste Oil Oyj 4,407,746
76,891 Stora Enso Oyj (R Shares) 924,107
71,775 UPM-Kymmene Oyj 2,417,089
71,541 Wartsila Oyj (B Shares) 853,734
TOTAL FINLAND 11,210,428
FRANCE - 9 .6%
106,975 Accor S.A. 3,412,781
315,711 AXA S.A. 9,354,651
23,900 BioMerieux 2,294,697
109,999 Bouygues S.A. 3,869,656
117,854 Bureau Veritas S.A. 2,684,452
198,179 Cie Generale des Etablissements Michelin S.C.A 5,887,591
127,754 Danone 7,600,144
161,930 Dassault Systemes SE 6,670,443
41,630 Eiffage S.A. 3,777,946
25,138 Eurazeo 1,417,196
29,136 Fonciere Des Regions 1,248,605
26,040 Gecina S.A. 2,556,889
5,234 Hermes International 9,765,728
16,148 Kering 6,567,416
124,121 Klepierre 3,014,127
66,027 Legrand S.A. 5,711,756
32,855 L'Oreal S.A. 13,809,957
535,250 Orange S. A. 6,295,633
238,867 Societe Generale 5,367,765
34,108 Teleperformance 3,923,840
274,643 Total S.A. 18,361,942
68,183 (b) Unibail-Rodamco-Westfield 3,378,412
119,409 Valeo 1,577,762
390,660 Vivendi Universal S.A. 3,503,243
15,372 Wendel 1,151,477
TOTAL FRANCE 133,204,109

133
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY - 8 .2%
28,701 Adidas-Salomon AG. $ 5,103,261
54,640 Allianz AG. 12,799,010
73,800 Bayerische Motoren Werke AG. 6,863,718
19,368 Brenntag SE 1,440,235
23,220 Carl Zeiss Meditec AG. 2,016,250
34,221 (c) Covestro AG. 1,733,710
135,506 Daimler AG. (Registered) 7,972,394
32,851 Deutsche Boerse AG. 5,407,160
47,231 Dr ING hc F Porsche AG. 4,139,562
91,008 Evonik Industries AG. 1,674,991
22,625 GEA Group AG. 773,784
63,550 HeidelbergCement AG. 4,613,307
28,874 Henkel KGaA 1,824,848
31,803 Henkel KGaA (Preference) 2,294,112
33,911 LEG Immobilien SE 2,119,832
36,912 Merck KGaA 5,575,129
22,084 Muenchener Rueckver AG. 8,862,485
18,216 Puma AG. Rudolf Dassler Sport 1,032,267
129,897 SAP AG. 17,423,387
101,450 Siemens AG. 13,462,298
17,945 Symrise AG. 1,833,787
505,437 Telefonica Deutschland Holding AG. 859,281
136,166 Vonovia SE 3,134,825
41,154 (b),(c) Zalando SE 962,612
TOTAL GERMANY 113,922,245
HONG KONG - 2 .2%
1,364,600 AIA Group Ltd 11,849,917
396,500 CLP Holdings Ltd 2,901,897
380,981 Hang Seng Bank Ltd 4,355,789
1,016,000 HKT Trust & HKT Ltd 1,052,357
142,938 Hong Kong Exchanges and Clearing Ltd 5,000,349
878,231 MTR Corp 3,282,989
858,000 Sino Land Co 856,565
242,468 Swire Pacific Ltd (Class A) 1,548,846
TOTAL HONG KONG 30,848,709
IRELAND - 1 .0%
139,322 CRH plc 7,463,480
64,116 Kerry Group plc (Class A) 4,952,565
47,410 Smurfit Kappa Group plc 1,545,373
TOTAL IRELAND 13,961,418
ISRAEL - 0 .3%
602,913 Bank Hapoalim Ltd 4,312,604
TOTAL ISRAEL 4,312,604
ITALY - 2 .3%
71,834 Amplifon S.p.A. 2,030,277
290,084 Assicurazioni Generali S.p.A. 5,762,125
108,041 Coca-Cola HBC AG. 2,804,923
1,463,891 Enel S.p.A. 9,292,166
3,098,071 Intesa Sanpaolo S.p.A. 8,072,926
77,797 Moncler S.p.A 4,040,556
TOTAL ITALY 32,002,973
JAPAN - 22 .7%
98,000 Advantest Corp 2,524,345
109,900 Aeon Co Ltd 2,312,254
138,400 Ajinomoto Co, Inc 5,054,737
90,514 (b) All Nippon Airways Co Ltd 1,776,958
234,500 Asahi Kasei Corp 1,441,655
326,700 Astellas Pharma, Inc 4,132,712

Social Choice International Equity Fund October 31, 2023
134
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
29,100 Azbil Corp $ 859,866
158,900 Bridgestone Corp 6,013,603
41,300 Brother Industries Ltd 644,290
25,127 Dai Nippon Printing Co Ltd 655,495
52,000 Daifuku Co Ltd 859,190
299,700 Daiichi Sankyo Co Ltd 7,727,522
30,675 Daikin Industries Ltd 4,422,687
93,649 Daiwa House Industry Co Ltd 2,575,877
97,232 East Japan Railway Co 5,049,966
58,748 Eisai Co Ltd 3,112,370
123,600 Fanuc Ltd 3,067,307
19,300 Fast Retailing Co Ltd 4,272,951
72,300 FUJIFILM Holdings Corp 3,954,648
37,472 Fujitsu Ltd 4,854,402
87,916 Hankyu Hanshin Holdings, Inc 2,766,153
21,900 (b) Hitachi Construction Machinery Co Ltd 565,803
819,300 Honda Motor Co Ltd 8,396,819
47,600 (b) Hoya Corp 4,582,385
41 Hulic Co Ltd 376
40,500 Ibiden Co Ltd 1,726,776
282,950 Inpex Holdings, Inc 4,105,849
178,500 JFE Holdings, Inc 2,487,016
100,300 JSR Corp 2,684,624
62,500 Kao Corp 2,280,243
260,596 KDDI Corp 7,795,658
200 Keio Corp 5,935
53,900 Kikkoman Corp 3,066,627
15,265 Kintetsu Corp 429,508
104,100 Komatsu Ltd 2,391,842
124,072 Kubota Corp 1,668,674
8,600 Kurita Water Industries Ltd 261,297
136,700 Kyowa Hakko Kogyo Co Ltd 2,144,041
34,500 LIXIL Group Corp 378,295
348,300 Marubeni Corp 5,092,765
28,800 Matsumotokiyoshi Holdings Co Ltd 505,203
154,279 Mitsubishi Chemical Holdings Corp 873,004
26 Mitsubishi Estate Co Ltd 333
186,100 Mitsui & Co Ltd 6,763,649
7,000 Mitsui Chemicals, Inc 176,431
189,800 Mitsui Fudosan Co Ltd 4,113,888
44,200 Mitsui Sumitomo Insurance Group Holdings, Inc 1,619,511
476,300 Mizuho Financial Group, Inc 8,086,802
358,800 Murata Manufacturing Co Ltd 6,146,020
86,801 NEC Corp 4,179,520
5,600 NGK Insulators Ltd 68,422
167,540 Nintendo Co Ltd 6,921,817
24,500 Nippon Express Holdings, Inc 1,259,187
172,000 Nippon Paint Co Ltd 1,156,374
146,000 (a) Nippon Yusen Kabushiki Kaisha 3,572,217
34,913 Nissin Food Products Co Ltd 3,037,732
42,300 Nitto Denko Corp 2,737,054
1,085,600 (b) Nomura Holdings, Inc 4,194,114
110,400 Nomura Research Institute Ltd 2,897,993
85 Obayashi Corp 728
34,200 Omron Corp 1,225,291
142,100 Ono Pharmaceutical Co Ltd 2,453,993
190,010 Oriental Land Co Ltd 6,145,942
241,600 ORIX Corp 4,393,819
92,900 Osaka Gas Co Ltd 1,751,887
435,806 Panasonic Corp 3,823,540
175,600 (b) Rakuten, Inc 649,530
168,529 Recruit Holdings Co Ltd 4,832,181
398,100 (b) Renesas Electronics Corp 5,229,290

135
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
549,800 Resona Holdings, Inc $ 2,937,757
110,900 Ricoh Co Ltd 898,856
25,900 Secom Co Ltd 1,798,879
30,800 Seiko Epson Corp 427,602
18,324 Sekisui Chemical Co Ltd 250,981
37,163 Sekisui House Ltd 727,754
74,200 SG Holdings Co Ltd 1,051,756
42,000 Sharp Corp 262,593
61,900 Shimadzu Corp 1,463,705
18,468 Shimizu Corp 131,427
246,500 Shin-Etsu Chemical Co Ltd 7,371,180
61,300 Shionogi & Co Ltd 2,854,410
58,300 Shiseido Co Ltd 1,849,012
419,800 SoftBank Corp 4,746,619
25,600 Sompo Holdings, Inc 1,108,991
163,915 Sony Corp 13,627,704
470,700 Sumitomo Chemical Co Ltd 1,196,408
121,571 Sumitomo Metal Mining Co Ltd 3,415,167
138,900 Sumitomo Mitsui Trust Holdings, Inc 5,208,303
78,800 Suntory Beverage & Food Ltd 2,371,332
32,100 Sysmex Corp 1,537,680
11,400 T&D Holdings, Inc 203,367
78,900 TDK Corp 2,952,060
115,100 Terumo Corp 3,148,927
30,300 TIS, Inc 648,870
182,800 Tokio Marine Holdings, Inc 4,089,642
71,200 Tokyo Electron Ltd 9,408,201
38,100 Tokyo Gas Co Ltd 855,618
15,100 Tokyu Corp 170,464
150,400 Toray Industries, Inc 727,611
24 Toto Ltd 579
1,034,800 (b) Toyota Motor Corp 18,102,521
67,100 Uni-Charm Corp 2,279,983
32,000 West Japan Railway Co 1,219,665
20,670 Yamaha Corp 552,094
122,500 Yamaha Motor Co Ltd 2,993,514
55,200 Yamato Transport Co Ltd 919,412
24,786 Yaskawa Electric Corp 811,323
34,098 Yokogawa Electric Corp 619,057
1,076,100 Z Holdings Corp 2,743,502
TOTAL JAPAN 314,643,519
NETHERLANDS - 5 .1%
803,593 Aegon NV 3,908,087
18,616 Akzo Nobel NV 1,248,849
45,559 ASML Holding NV 27,386,447
437,512 Koninklijke KPN NV 1,470,556
97,835 NN Group NV 3,137,802
22,282 Randstad Holdings NV 1,153,868
765,698 Shell plc 24,676,015
152,460 Universal Music Group NV 3,733,566
26,270 Wolters Kluwer NV 3,370,598
TOTAL NETHERLANDS 70,085,788
NEW ZEALAND - 0 .4%
469,456 Auckland International Airport Ltd 2,007,527
196,075 Mercury NZ Ltd 673,976
46,898 Meridian Energy Ltd 132,082
148,590 Telecom Corp of New Zealand Ltd 431,374
35,478 (b) Xero Ltd 2,425,532
TOTAL NEW ZEALAND 5,670,491

Social Choice International Equity Fund October 31, 2023
136
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NORWAY - 1 .1%
253,533 DNB Bank ASA $ 4,574,204
178,611 Equinor ASA 5,987,612
118,241 Mowi ASA 1,921,375
388,614 Norsk Hydro ASA 2,216,151
14,328 Orkla ASA 98,756
77,234 Telenor ASA 789,516
TOTAL NORWAY 15,587,614
PORTUGAL - 0 .5%
516,754 Energias de Portugal S.A. 2,171,657
278,709 Galp Energia SGPS S.A. 4,195,897
TOTAL PORTUGAL 6,367,554
SINGAPORE - 1 .0%
604,508 Capitaland Investment Ltd 1,297,989
307,268 CapitaMall Trust 394,907
218,300 City Developments Ltd 1,007,631
720,573 (b) Grab Holdings Ltd 2,212,159
389,500 Keppel Corp Ltd 1,768,074
77,900 (d) Keppel REIT 45,233
754,100 Oversea-Chinese Banking Corp 6,991,345
8,304,620 (b) SembCorp Marine Ltd 680,140
TOTAL SINGAPORE 14,397,478
SOUTH AFRICA - 0 .5%
252,976 Anglo American plc 6,445,721
TOTAL SOUTH AFRICA 6,445,721
SPAIN - 2 .6%
109,743 Amadeus IT Holding S.A. 6,263,341
1,070,455 Banco Bilbao Vizcaya Argentaria S.A. 8,421,515
914,168 Iberdrola S.A. 10,167,393
208,528 (a) Industria de Diseno Textil S.A. 7,197,963
71,395 (a) Naturgy Energy Group S.A. 2,020,098
83,332 Redeia Corp S.A. 1,299,556
TOTAL SPAIN 35,369,866
SWEDEN - 3 .0%
17,117 Alfa Laval AB 554,706
242,872 Assa Abloy AB 5,176,835
366,693 Atlas Copco AB 4,748,314
456,274 Atlas Copco AB 5,125,437
118,829 Boliden AB 3,045,960
67,463 Epiroc AB 1,111,434
21,667 Epiroc AB 300,853
153,212 Essity AB 3,493,517
81,698 Hennes & Mauritz AB (B Shares) 1,097,585
30,581 Husqvarna AB (B Shares) 198,158
146,335 Nibe Industrier AB 842,796
129,308 Sandvik AB 2,202,504
47,299 SKF AB (B Shares) 766,833
30,955 Svenska Cellulosa AB (B Shares) 424,748
617,935 Svenska Handelsbanken AB 5,268,322
61,666 Tele2 AB (B Shares) 437,930
1,027,227 (a) TeliaSonera AB 2,177,665
262,393 Volvo AB (B Shares) 5,199,367
TOTAL SWEDEN 42,172,964
SWITZERLAND - 7 .3%
256,944 ABB Ltd 8,632,729
45,245 Clariant AG. 642,837
26,923 DSM-Firmenich AG. 2,440,726
4,565 Geberit AG. 2,125,526

137
See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWITZERLAND—continued
1,725 Givaudan S.A. $ 5,741,698
18,222 Kuehne & Nagel International AG. 4,913,811
15,948 Lonza Group AG. 5,585,052
238,807 Novartis AG. 22,357,006
46,650 (b) Sandoz Group AG. 1,212,854
29,495 SGS S.A. 2,408,875
64,052 SIG Group AG. 1,412,134
27,651 Sika AG. 6,617,144
16,041 Sonova Holdings AG 3,801,929
9,328 Swiss Life Holding 5,991,193
9,119 Swisscom AG. 5,464,003
471,713 UBS Group AG 11,083,571
22,856 Zurich Insurance Group AG 10,856,429
TOTAL SWITZERLAND 101,287,517
UNITED KINGDOM - 11 .7%
253,380 3i Group plc 5,974,086
565,519 Abrdn plc 1,079,630
75,875 Ashtead Group plc 4,351,616
176,221 AstraZeneca plc 22,063,505
126,021 (c) Auto Trader Group plc 953,254
250,567 Barratt Developments plc 1,263,658
13,766 Berkeley Group Holdings plc 676,690
2,823,531 BT Group plc 3,877,911
67,296 Burberry Group plc 1,386,974
394,688 CNH Industrial NV 4,373,923
85,082 (b) Coca-Cola Europacific Partners plc 4,978,148
322,274 Compass Group plc 8,124,965
31,651 Croda International plc 1,686,876
10,324 DCC plc 573,540
2,413,040 HSBC Holdings plc 17,423,152
566,643 Informa plc 4,909,662
44,979 InterContinental Hotels Group plc 3,187,325
3,644 Intertek Group plc 169,714
934,136 J Sainsbury plc 2,922,741
173,492 Kingfisher plc 443,014
1,760,327 Legal & General Group plc 4,535,486
67,342 London Stock Exchange Group plc 6,794,473
606,526 National Grid plc 7,231,590
5,228 Next plc 438,328
148,566 Pearson plc 1,719,759
51,070 Persimmon plc 632,451
295,807 RELX plc 10,331,855
267,905 Schroders plc 1,206,391
184,149 Scottish & Southern Energy plc 3,659,695
237,334 Segro plc 2,062,940
147,275 St. James's Place plc 1,148,123
668,470 Standard Chartered plc 5,125,380
814,139 Taylor Wimpey plc 1,099,611
316,195 Unilever plc 14,975,191
6,396,002 Vodafone Group plc 5,887,760
66,922 Whitbread plc 2,713,562
284,301 WPP plc 2,448,178
TOTAL UNITED KINGDOM 162,431,157
UNITED STATES - 4 .8%
587,694 GSK plc 10,476,680
74,037 Holcim Ltd 4,577,542
32,885 James Hardie Industries plc 820,461
287,734 Nestle S.A. 31,028,868
76,959 Schneider Electric S.A. 11,840,704

Social Choice International Equity Fund October 31, 2023
138
See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES—continued
64,948 Swiss Re AG. $ 7,096,400
TOTAL UNITED STATES 65,840,655
TOTAL COMMON STOCKS 1,362,638,314
(Cost $1,347,753,765)
TOTAL LONG-TERM INVESTMENTS 1,362,638,314
(Cost $1,347,753,765)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 2,960,000 Federal Home Loan Bank (FHLB) 0 .000% 11/02/23 2,959,578
TOTAL GOVERNMENT AGENCY DEBT 2,959,578
REPURCHASE AGREEMENT - 0 .6%
8,361,000 (e) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 8,361,000
TOTAL REPURCHASE AGREEMENT 8,361,000
TREASURY DEBT - 0 .4%
5,000,000 United States Treasury Bill 0 .000 11/07/23 4,995,600
TOTAL TREASURY DEBT 4,995,600
TOTAL SHORT-TERM INVESTMENTS 16,316,178
(Cost $16,316,157)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
9,341,095 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 9,341,095
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 9,341,095
(Cost $9,341,095)
TOTAL INVESTMENTS - 100.1% 1,388,295,587
(Cost $1,373,411,017)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (2,067,463)
NET ASSETS - 100.0% $ 1,386,228,124
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,458,347.
(b)
Non-income producing
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
When-issued or delayed delivery security.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $8,361,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $8,528,302.
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 159 12/15/23  $ 15,917,004 $ 15,694,095 $ (222,909)

Statement of Assets and Liabilities
See Notes to Financial Statements
140
October 31, 2023
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
ASSETS
Long-term investments, at value
*†
$ 5,146,012,731 $ 5,106,594,537 $ 4,464,504,342
Affiliated investments, at value
‡
– – –
Short-term investments, at value
#
23,808,467 12,200,554 30,811,996
Investments purchased with collateral from securities lending, at value (cost approximates value) – – –
Cash 827 1,141 242
Cash denominated in foreign currencies
^
– – –
Receivables:
Dividends 3,611,407 488,579 2,614,793
Interest 2,776 – 872
Investments sold – 3,484,798 11,645,211
Reclaims 393,264 218,140 18,322
Reimbursement from Adviser 800,700 899,767 800,212
Shares sold 6,161,624 7,029,800 10,109,713
Variation margin on futures contracts – – –
Other 650,990 641,994 212,313
Total assets 5,181,442,786 5,131,559,310 4,520,718,016
LIABILITIES
Due to affiliates 7,731 7,698 7,194
Payables:
Collateral from securities lending – – –
Capital gain taxes – – –
Investments purchased - regular settlement 1,430 7,763,658 6,043,507
Shares redeemed 709,492 2,270,747 83,954
Service agreement fees 89,975 72,635 104,903
Accrued expenses:
Custodian fees 11,795 16,833 11,458
Management fees 1,789,367 1,774,985 1,575,019
Professional fees 12,817 11,668 11,839
Shareholder reporting expenses – 4,523 1,113
Shareholder servicing agent fees 91,242 92,207 13,686
Trustees fees 194,290 150,702 194,263
12b-1 distribution and service fees 301,756 236,708 33,427
Other 8,235 7,746 1,430
Total liabilities 3,218,130 12,410,110 8,081,793
Net assets $ 5,178,224,656 $ 5,119,149,200 $ 4,512,636,223
NET ASSETS CONSIST OF:
Paid-in capital $ 2,862,896,201 $ 3,101,796,605 $ 2,959,992,405
Total distributable earnings (loss) 2,315,328,455 2,017,352,595 1,552,643,818
Net assets $ 5,178,224,656 $ 5,119,149,200 $ 4,512,636,223
*
Includes securities loaned of $ – $ – $ –
†
Long-term investments, cost $ 3,789,880,178 $ 3,027,418,654 $ 3,284,221,509
‡
Affiliated investments, cost $ – $ – $ –
#
Short-term investments, cost $ 23,807,017 $ 12,200,542 $ 30,810,460
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements
141
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 889,983,365 $ 1,503,941,350 $ 2,371,078,810 $ 1,002,402,447 $ 5,417,549,240 $ 1,101,705,903 $ 1,336,512,183
– – – – – – 62,171,748
1,750,000 8,038,467 39,494,040 1,066,000 8,408,286 6,829,853 133,911,227
30,620,825 3,103,340 17,561,048 3,418,953 12,789,902 677,040 1,094,907
1,110 428 281 104 1,266 927 202
– – – – – – 284,377
65,100 746,921 671,677 554,434 5,394,007 1,106,365 1,005,534
258 454 2,368 157 502 981 5,366
9,565,237 19,585,896 5,228,767 – 3,957,795 731,267 –
– 14,171 – – – – 157
14,787 27,468 174,335 236,711 48,467 42,321 1,007,875
80,242 47,748 2,795,226 2,202,783 759,728 120,852 6,346,756
– – 207,206 – 59,366 43,042 –
219,305 143,636 136,939 20,726 235,397 11,649 49,002
932,300,229 1,535,649,879 2,437,350,697 1,009,902,315 5,449,203,956 1,111,270,200 1,542,389,334
4,319 4,673 5,909 4,952 7,400 4,337 5,284
30,620,825 3,103,340 17,561,048 3,418,953 12,789,902 677,040 1,094,907
– – – – – – 2,607,612
286,383 16,412,333 5,272,196 – – – –
383,862 908,414 77,452 432,385 2,783,914 964,582 2,048
55,656 84,156 73,113 77,876 168,026 128,881 13,377
5,491 4,156 12,853 9,538 13,852 6,519 20,851
375,655 587,819 855,868 392,877 709,157 240,294 1,117,257
3,075 4,691 6,839 3,136 14,859 3,138 4,385
585 249 – – 5,527 – –
17,993 19,321 12,713 3,660 27,190 3,928 1,752
56,456 139,897 102,679 15,646 126,866 8,346 42,867
36,594 40,523 29,362 4,204 125,541 13,327 2,018
1,251 1,334 1,425 1,505 1,265,186 246,858 15,292
31,848,145 21,310,906 24,011,457 4,364,732 18,037,420 2,297,250 4,927,650
$ 900,452,084 $ 1,514,338,973 $ 2,413,339,240 $ 1,005,537,583 $ 5,431,166,536 $ 1,108,972,950 $ 1,537,461,684
$ 1,047,145,037 $ 1,491,805,588 $ 2,277,416,855 $ 905,740,342 $ 3,465,989,369 $ 1,023,000,859 $ 2,006,081,843
(146,692,953) 22,533,385 135,922,385 99,797,241 1,965,177,167 85,972,091 (468,620,159)
$ 900,452,084 $ 1,514,338,973 $ 2,413,339,240 $ 1,005,537,583 $ 5,431,166,536 $ 1,108,972,950 $ 1,537,461,684
$ 30,314,395 $ 3,010,166 $ 22,842,486 $ 7,499,636 $ 13,259,679 $ 1,073,350 $ 11,859,955
$ 885,987,544 $ 1,421,186,057 $ 2,277,656,922 $ 921,363,439 $ 3,726,587,174 $ 1,016,605,076 $ 1,442,467,156
$ – $ – $ – $ – $ – $ – $ 36,801,789
$ 1,750,000 $ 8,037,018 $ 39,491,775 $ 1,066,000 $ 8,408,266 $ 6,829,853 $ 133,906,615
$ – $ – $ – $ – $ – $ – $ 284,288

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
142
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2023
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INSTITUTIONAL CLASS:
Net assets $ 1,357,423,196 $ 1,370,479,479 $ 1,834,765,675
Shares outstanding 94,851,357 67,661,421 95,417,192
Net asset value per share $ 14 .31 $ 20 .25 $ 19 .23
ADVISOR CLASS:
Net assets $ 3,718,874 $ 3,622,658 $ 588,550
Shares outstanding 259,629 179,068 30,650
Net asset value per share $ 14 .32 $ 20 .23 $ 19 .20
PREMIER CLASS:
Net assets $ 5,565,539 $ 7,443,499 $ 29,542,102
Shares outstanding 387,859 368,059 1,540,721
Net asset value per share $ 14 .35 $ 20 .22 $ 19 .17
RETIREMENT CLASS:
Net assets $ 414,553,658 $ 330,920,921 $ 492,407,847
Shares outstanding 28,147,412 16,545,288 25,748,336
Net asset value per share $ 14 .73 $ 20 .00 $ 19 .12
RETAIL CLASS:
Net assets $ 1,396,039,026 $ 1,090,320,500 $ 137,199,069
Shares outstanding 62,595,809 54,218,020 7,571,195
Net asset value per share $ 22 .30 $ 20 .11 $ 18 .12
CLASS W:
Net assets $ 2,000,924,363 $ 2,316,362,143 $ 2,018,132,980
Shares outstanding 139,908,967 114,102,527 104,663,804
Net asset value per share $ 14 .30 $ 20 .30 $ 19 .28
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
143
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 482,634,997 $ 932,572,204 $ 1,466,751,786 $ 76,784,189 $ 4,068,635,735 $ 454,298,508 $ 196,897,499
29,055,886 64,800,635 98,824,762 6,458,815 172,819,829 25,786,220 26,968,005
$ 16 .61 $ 14 .39 $ 14 .84 $ 11 .89 $ 23 .54 $ 17 .62 $ 7 .30
$ 170,838 $ 386,751 $ 775,141 $ 28,398,772 $ 44,145,319 $ 4,801,274 $ 102,096
10,350 26,925 52,259 2,386,255 1,878,030 273,019 13,983
$ 16 .51 $ 14 .36 $ 14 .83 $ 11 .90 $ 23 .51 $ 17 .59 $ 7 .30
$ 13,049,880 $ 25,086,911 $ 27,099,944 $ 119,692 $ 38,799,940 $ 5,379,529 $ 4,595,409
795,970 1,748,114 1,842,293 10,000 1,656,645 305,145 629,184
$ 16 .39 $ 14 .35 $ 14 .71 $ 11 .97 $ 23 .42 $ 17 .63 $ 7 .30
$ 248,485,612 $ 385,333,901 $ 336,798,975 $ 322,110,693 $ 723,544,033 $ 585,695,313 $ 61,571,747
15,809,410 27,072,211 23,665,267 27,328,382 30,196,108 33,472,460 8,484,673
$ 15 .72 $ 14 .23 $ 14 .23 $ 11 .79 $ 23 .96 $ 17 .50 $ 7 .26
$ 156,110,757 $ 170,959,206 $ 117,416,686 $ 18,877,792 $ 556,041,509 $ 58,798,326 $ 6,607,547
9,972,318 12,500,753 8,404,133 1,603,067 27,400,259 3,357,986 909,880
$ 15 .65 $ 13 .68 $ 13 .97 $ 11 .78 $ 20 .29 $ 17 .51 $ 7 .26
$ – $ – $ 464,496,708 $ 559,246,445 $ – $ – $ 1,267,687,386
– – 31,246,265 46,823,677 – – 172,199,065
$ – $ – $ 14 .87 $ 11 .94 $ – $ – $ 7 .36
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
144
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2023
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
ASSETS
Long-term investments, at value
*†
$ 5,994,595,294 $ 2,110,352,858 $ 1,067,651,206
Short-term investments, at value
#
94,544,368 56,605,709 –
Investments purchased with collateral from securities lending, at value (cost approximates value) – 8,523,294 1,777,607
Cash 4,529 750 –
Cash denominated in foreign currencies
^
– 247,242 1,685,064
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 13,334,665 2,241,966 3,359,264
Interest 8,596 – –
Investments sold 13,396,012 3,665,321 5,423,238
Reclaims 15,539,736 3,780,950 1,365,271
Reimbursement from Adviser 1,388,725 1,048,517 660,366
Shares sold 8,629,581 15,783,308 4,497,267
Variation margin on futures contracts – – –
Other 4,059,405 561,489 286,643
Total assets 6,145,500,911 2,202,811,404 1,086,705,926
LIABILITIES
Due to affiliates 8,554 5,773 4,963
Cash overdraft – – 77,396
Payables:
Collateral from securities lending – 8,523,294 1,777,607
Capital gain taxes – 832 2,180,937
Investments purchased - regular settlement – 3,168,344 10,585,106
Investments purchased - when-issued/delayed-delivery settlement – – –
Shares redeemed 477,623 99,531 –
Service agreement fees 69,201 25,435 1,522
Accrued expenses:
Custodian fees 77,665 38,393 122,543
Management fees 2,364,239 1,097,643 603,356
Professional fees 16,030 6,106 3,289
Shareholder reporting expenses – – –
Shareholder servicing agent fees 38,995 4,180 482
Trustees fees 167,070 48,901 19,149
12b-1 distribution and service fees 51,372 7,868 193
Other 81,746 145,213 2,653
Total liabilities 3,352,495 13,171,513 15,379,196
Net assets $ 6,142,148,416 $ 2,189,639,891 $ 1,071,326,730
NET ASSETS CONSIST OF:
Paid-in capital $ 5,615,714,695 $ 2,658,996,265 $ 1,264,340,311
Total distributable earnings (loss) 526,433,721 (469,356,374) (193,013,581)
Net assets $ 6,142,148,416 $ 2,189,639,891 $ 1,071,326,730
*
Includes securities loaned of $ – $ 39,192,664 $ 19,946,882
†
Long-term investments, cost $ 5,155,417,763 $ 1,847,855,931 $ 1,110,078,672
#
Short-term investments, cost $ 94,541,475 $ 56,601,190 $ –
^
Cash denominated in foreign currencies, cost $ – $ 246,978 $ 1,686,218

See Notes to Financial Statements
145
3.4
Social Choice International
Equity Fund
$ 1,362,638,314
16,316,178
9,341,095
7,593
139,761
488,259
3,404,213
1,231
133
2,649,350
–
1,409,806
43,469
238,735
1,396,678,137
4,615
–
9,341,095
–
–
45,491
289,050
140,596
31,965
354,285
3,937
872
1,927
8,892
6,218
221,070
10,450,013
$ 1,386,228,124
$ 1,360,023,659
26,204,465
$ 1,386,228,124
$ 11,458,347
$ 1,347,753,765
$ 16,316,157
$ 140,002

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
146
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2023
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INSTITUTIONAL CLASS:
Net assets $ 2,405,013,147 $ 128,293,358 $ 62,099,036
Shares outstanding 201,182,949 9,999,290 6,830,569
Net asset value per share $ 11 .95 $ 12 .83 $ 9 .09
ADVISOR CLASS:
Net assets $ 2,066,633 $ 31,236,950 $ 76,160
Shares outstanding 168,994 2,439,451 8,384
Net asset value per share $ 12 .23 $ 12 .80 $ 9 .08
PREMIER CLASS:
Net assets $ 37,022,995 $ 2,454,834 $ 67,501
Shares outstanding 3,103,126 191,152 7,327
Net asset value per share $ 11 .93 $ 12 .84 $ 9 .21
RETIREMENT CLASS:
Net assets $ 318,194,219 $ 80,691,128 $ 7,031,320
Shares outstanding 25,562,249 6,321,657 775,363
Net asset value per share $ 12 .45 $ 12 .76 $ 9 .07
RETAIL CLASS:
Net assets $ 215,589,821 $ 34,348,877 $ 853,074
Shares outstanding 29,826,295 2,687,474 93,838
Net asset value per share $ 7 .23 $ 12 .78 $ 9 .09
CLASS W:
Net assets $ 3,164,261,601 $ 1,912,614,744 $ 1,001,199,639
Shares outstanding 262,975,130 148,138,364 109,326,107
Net asset value per share $ 12 .03 $ 12 .91 $ 9 .16
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
147
3.4
Social Choice International
Equity Fund
$ 715,703,413
61,622,526
$ 11 .61
$ 11,986,855
1,034,017
$ 11 .59
$ 953,692
82,081
$ 11 .62
$ 629,525,529
54,498,117
$ 11 .55
$ 28,058,635
2,427,450
$ 11 .56
$ –
–
$ –
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
148
Year Ended October 31, 2023
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INVESTMENT INCOME
Dividends from unaffiliated investments $ 78,684,368 $ 37,356,733 $ 100,774,559
Dividends from affiliated investments – – –
Interest 1,000,741 1,560,397 2,591,909
Securities lending income, net 2,649 391,624 397,274
Other income 294,909 194,544 208,554
Tax withheld – (37,335) (115,701)
Total investment income 79,982,667 39,465,963 103,856,595
EXPENSES
Management fees 21,098,702 20,161,454 19,160,891
12b-1 distribution and service fees — Premier Class 12,104 15,973 89,590
12b-1 distribution and service fees — Retail Class 3,441,518 2,633,642 366,382
Shareholder servicing agent fees — Institutional Class 1,694 3,297 1,753
Shareholder servicing agent fees — Advisor Class 3,071 2,960 441
Shareholder servicing agent fees — Premier Class 94 88 90
Shareholder servicing agent fees — Retirement Class 1,045,135 778,462 1,240,012
Shareholder servicing agent fees — Retail Class 545,829 537,183 79,430
Shareholder servicing agent fees — Class W 1,580 1,794 1,816
Administrative service fees 93,719 91,635 89,581
Trustees fees 91,875 86,579 83,313
Custodian expenses 49,834 71,041 56,784
Overdraft expense 23,862 79,241 2,064
Professional fees 67,881 62,860 66,960
Registration fees 87,442 92,133 83,549
Shareholder reporting expenses 46,995 47,914 52,594
Other 68,711 68,714 42,905
Total expenses 26,680,046 24,734,970 21,418,155
Expenses reimbursed by the investment adviser (8,304,344) (9,132,812) (9,182,554)
Fee waiver by investment adviser and Nuveen Securities (634,786) (805,952) (12,166)
Net expenses 17,740,916 14,796,206 12,223,435
Net investment income (loss) 62,241,751 24,669,757 91,633,160
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
1,124,175,833 17,578,050 344,332,807
Affiliated investments – – –
Written options 1,402,499 – –
Futures contracts – – –
Foreign currency transactions 15,455 59,843 4,340
Net realized gain (loss) 1,125,593,787 17,637,893 344,337,147
Change in unrealized appreciation (depreciation) on:
Investments
‡
(424,950,488) 980,572,286 (254,994,462)
Affiliated investments – – –
Written options (2,869,338) – –
Futures contracts – – –
Foreign currency translations 32,363 19,213 1,209
Net change in unrealized appreciation (depreciation) (427,787,463) 980,591,499 (254,993,253)
Net realized and unrealized gain (loss) 697,806,324 998,229,392 89,343,894
Net increase (decrease) in net assets from operations $ 760,048,075 $ 1,022,899,149 $ 180,977,054
*   Net of foreign capital gains tax $ – $ – $ –
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements
149
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 6,766,518 $ 35,649,727 $ 37,718,440 $ 15,987,770 $ 102,403,272 $ 18,489,407 $ 30,556,316
– – – – – – 1,240,678
479,064 548,826 1,094,881 134,074 1,159,772 428,381 3,521,319
254,100 176,703 296,205 50,725 1,732,675 120,779 61,472
13,179 102,974 – – – – 214,454
(148,852) (70,893) (119,963) (37,230) – – (3,622,116)
7,364,009 36,407,337 38,989,563 16,135,339 105,295,719 19,038,567 31,972,123
4,862,886 7,518,702 10,563,078 4,919,826 8,862,115 2,828,234 13,635,594
35,779 69,613 77,562 189 96,513 9,572 11,059
440,080 473,937 320,213 47,594 1,457,262 146,757 18,124
1,511 1,501 2,331 5,915 8,813 793 416
167 448 635 29,894 40,132 7,688 90
88 91 68 28 12,786 64 57
724,819 1,102,890 894,528 813,603 1,957,668 1,476,971 175,288
104,943 113,676 73,438 14,391 155,665 22,570 8,619
– – 759 850 – – 1,304
52,716 57,925 73,161 61,449 90,736 53,925 65,930
18,694 30,120 45,894 19,919 104,092 19,770 28,206
24,098 19,230 44,474 33,481 56,727 25,840 620,745
21,699 11,130 (450) 7,831 84,265 153 19,899
50,358 55,872 49,474 49,556 63,003 44,468 63,324
79,883 81,639 82,136 84,363 87,961 92,732 79,013
22,117 26,140 26,225 21,293 62,402 24,402 16,668
38,379 40,313 32,047 22,003 1,134,673 280,594 72,624
6,478,217 9,603,227 12,285,573 6,132,185 14,274,813 5,034,533 14,816,960
– – (2,296,205) (3,151,112) – (118,741) (11,989,971)
(31,456) (108,105) (10,245) (150) (804,170) – (791)
6,446,761 9,495,122 9,979,123 2,980,923 13,470,643 4,915,792 2,826,198
917,248 26,912,215 29,010,440 13,154,416 91,825,076 14,122,775 29,145,925
(52,317,783) (74,076,939) 31,493,319 18,628,650 243,151,581 1,075,999 (161,867,756)
– – – – – – (20,611)
– – – – – – –
– – (102,447) – 2,475,704 1,800,879 –
5,369 3,107 40,908 1,324 12,086 24,328 (1,794,731)
(52,312,414) (74,073,832) 31,431,780 18,629,974 245,639,371 2,901,206 (163,683,098)
66,903,495 (29,603,012) (184,137,576) (35,661,137) 40,184,259 55,512,433 352,736,560
– – – – – – 10,177,911
– – – – – – –
– – (3,288,696) – (1,004,885) (482,002) –
(4) 904 – – – – 9,501
66,903,491 (29,602,108) (187,426,272) (35,661,137) 39,179,374 55,030,431 362,923,972
14,591,077 (103,675,940) (155,994,492) (17,031,163) 284,818,745 57,931,637 199,240,874
$ 15,508,325 $ (76,763,725) $ (126,984,052) $ (3,876,747) $ 376,643,821 $ 72,054,412 $ 228,386,799
$ – $ – $ – $ – $ – $ – $ 165,334
$ – $ – $ – $ – $ – $ – $ (2,200,357)

Statement of Operations
(continued)
See Notes to Financial Statements
150
(continued)
(continued)
Statement of Operations
(continued)
Year Ended October 31, 2023
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INVESTMENT INCOME
Dividends $ 223,354,757 $ 46,944,035 $ 43,288,365
Interest 2,790,210 2,895,209 27,922
Securities lending income, net 905,528 661,826 485,749
Other income 432,796 465,461 –
Tax withheld (19,419,878) (5,563,396) (4,296,722)
Total investment income 208,063,413 45,403,135 39,505,314
EXPENSES
Management fees 29,070,390 13,608,955 7,564,054
12b-1 distribution and service fees — Premier Class 87,388 3,875 106
12b-1 distribution and service fees — Retail Class 571,701 99,408 2,257
Shareholder servicing agent fees — Institutional Class 2,865 363 189
Shareholder servicing agent fees — Advisor Class 2,372 36,132 27
Shareholder servicing agent fees — Premier Class 92 92 32
Shareholder servicing agent fees — Retirement Class 875,933 241,792 20,987
Shareholder servicing agent fees — Retail Class 225,127 19,724 1,598
Shareholder servicing agent fees — Class W 2,750 1,388 1,114
Administrative service fees 107,557 71,396 61,337
Trustees fees 114,442 40,288 20,666
Custodian expenses 321,196 172,924 667,175
Merger expenses – 12,828 –
Overdraft expense 56,075 60,795 62,791
Professional fees 69,902 58,609 58,116
Registration fees 88,034 79,260 76,503
Shareholder reporting expenses 73,296 12,445 15,045
Other 296,471 100,948 99,149
Total expenses 31,965,591 14,621,222 8,651,146
Expenses reimbursed by the investment adviser (15,647,806) (12,257,107) (7,980,847)
Fee waiver by investment adviser and Nuveen Securities (34,685) – (239)
Net expenses 16,283,100 2,364,115 670,060
Net investment income (loss) 191,780,313 43,039,020 38,835,254
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
(219,214,126) (29,344,437) (43,565,687)
Futures contracts – – –
Foreign currency transactions (825,034) (929,941) (1,104,716)
In-kind redemptions 7,181,961 – –
Net realized gain (loss) (212,857,199) (30,274,378) (44,670,403)
Change in unrealized appreciation (depreciation) on:
Investments
‡
960,852,904 92,026,311 129,412,954
Futures contracts – – –
Foreign currency translations 921,910 282,344 160,138
Net change in unrealized appreciation (depreciation) 961,774,814 92,308,655 129,573,092
Net realized and unrealized gain (loss) 748,917,615 62,034,277 84,902,689
Net increase (decrease) in net assets from operations $ 940,697,928 $ 105,073,297 $ 123,737,943
*   Net of foreign capital gains tax $ – $ (1,652) $ 925,498
‡
Net of change in unrealized foreign capital gains taxes $ – $ 22,678 $ (1,861,745)

See Notes to Financial Statements
151
3.4
Social Choice International
Equity Fund
$ 50,393,784
651,240
245,599
–
(4,249,864)
47,040,759
4,302,882
1,150
68,759
1,915
16,639
60
1,546,938
9,429
–
57,142
25,178
118,412
–
10,067
57,603
90,798
33,492
265,409
6,605,873
–
–
6,605,873
40,434,886
(14,182,770)
2,558,436
189,281
–
(11,435,053)
158,872,464
(414,957)
157,294
158,614,801
147,179,748
$ 187,614,634
$ –
$ –

Statement of Changes in Net Assets
See Notes to Financial Statements
152
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 62,241,751 $ 69,192,437 $ 24,669,757 $ 23,905,981
Net realized gain (loss) 1,125,593,787 345,927,077 17,637,893 (50,515,628)
Net change in unrealized appreciation (depreciation) (427,787,463) (1,615,994,298) 980,591,499 (2,213,768,416)
Net increase (decrease) in net assets from operations 760,048,075 (1,200,874,784) 1,022,899,149 (2,240,378,063)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (115,711,297) (334,083,998) (4,801,785) (192,317,971)
Advisor Class (259,463) (606,524) (11,731) (577,503)
Premier Class (708,624) (3,432,406) (27,184) (1,463,684)
Retirement Class (32,528,001) (94,135,347) (301,835) (43,322,452)
Retail Class (69,931,420) (196,234,351) (1,525,896) (137,102,651)
Class W (173,721,425) (461,944,683) (17,679,144) (309,387,667)
Total distributions (392,860,230) (1,090,437,309) (24,347,575) (684,171,928)
FUND SHARE TRANSACTIONS
Subscriptions 313,453,630 478,207,774 488,159,221 832,365,660
Reinvestments of distributions 348,420,136 1,015,244,027 24,106,167 666,598,204
Redemptions (968,718,037) (1,078,235,466) (1,088,674,995) (1,067,051,704)
Net increase (decrease) from Fund share transactions (306,844,271) 415,216,335 (576,409,607) 431,912,160
Net increase (decrease) in net assets 60,343,574 (1,876,095,758) 422,141,967 (2,492,637,831)
Net assets at the beginning of period 5,117,881,082 6,993,976,840 4,697,007,233 7,189,645,064
Net assets at the end of period $ 5,178,224,656 $ 5,117,881,082 $ 5,119,149,200 $ 4,697,007,233

See Notes to Financial Statements
153
2.3
Large-Cap Value Fund
2.4
Mid-Cap Growth Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap Equity Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
$ 91,633,160 $ 89,614,717 $ 917,248 $ 4,965,960 $ 26,912,215 $ 33,884,074 $ 29,010,440 $ 25,184,909
344,337,147 211,927,322 (52,312,414) (82,861,388) (74,073,832) 219,214,048 31,431,780 146,394,895
(254,993,253) (643,300,022) 66,903,491 (657,818,858) (29,602,108) (361,743,840) (187,426,272) (541,650,722)
180,977,054 (341,757,983) 15,508,325 (735,714,286) (76,763,725) (108,645,718) (126,984,052) (370,070,918)
– – – – – – – –
(105,967,541) (161,742,151) (3,369,527) (134,690,840) (143,108,775) (170,159,847) (90,772,292) (269,851,404)
(29,112) (44,549) (1,544) (931,396) (61,798) (56,615) (58,474) (138,589)
(3,922,892) (6,636,926) (114,180) (7,531,626) (7,189,571) (9,782,982) (3,508,417) (14,094,339)
(27,086,910) (43,186,223) (915,705) (67,266,961) (60,994,791) (77,513,516) (21,284,570) (80,710,971)
(8,657,858) (13,747,293) (625,909) (37,659,248) (26,915,843) (30,834,956) (7,625,678) (28,111,334)
(138,905,275) (246,579,754) – – – – (35,742,229) (140,015,877)
(284,569,588) (471,936,896) (5,026,865) (248,080,071) (238,270,778) (288,347,916) (158,991,660) (532,922,514)
509,118,002 663,685,205 27,835,391 70,930,752 64,467,104 67,631,355 293,055,637 406,417,785
281,678,333 467,892,442 5,007,340 247,106,362 237,163,754 286,986,146 158,663,474 531,636,772
(1,096,613,944) (908,430,093) (225,358,384) (255,099,768) (280,952,980) (328,162,015) (485,358,152) (378,777,226)
(305,817,609) 223,147,554 (192,515,653) 62,937,346 20,677,878 26,455,486 (33,639,041) 559,277,331
(409,410,143) (590,547,325) (182,034,193) (920,857,011) (294,356,625) (370,538,148) (319,614,753) (343,716,101)
4,922,046,366 5,512,593,691 1,082,486,277 2,003,343,288 1,808,695,598 2,179,233,746 2,732,953,993 3,076,670,094
$ 4,512,636,223 $ 4,922,046,366 $ 900,452,084 $ 1,082,486,277 $ 1,514,338,973 $ 1,808,695,598 $ 2,413,339,240 $ 2,732,953,993

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
154
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid-Cap Equity Fund
2.8
Social Choice Equity Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 13,154,416 $ 15,040,124 $ 91,825,076 $ 86,961,835
Net realized gain (loss) 18,629,974 72,717,774 245,639,371 198,838,947
Net change in unrealized appreciation (depreciation) (35,661,137) (240,247,767) 39,179,374 (1,534,741,342)
Net increase (decrease) in net assets from operations (3,876,747) (152,489,869) 376,643,821 (1,248,940,560)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (4,768,950) (10,543,842) (207,971,144) (507,547,892)
Advisor Class (1,172,125) (1,671,229) (2,037,412) (4,791,532)
Premier Class (8,980) (43,542) (3,186,415) (9,768,722)
Retirement Class (19,327,406) (18,326,059) (34,961,840) (87,918,098)
Retail Class (1,234,085) (3,347,480) (29,561,934) (68,248,252)
Class W (60,331,732) (162,456,600) – –
Total distributions (86,843,278) (196,388,752) (277,718,745) (678,274,496)
FUND SHARE TRANSACTIONS
Subscriptions 185,561,492 474,275,984 480,249,670 790,197,783
Fund reorganizations (see note 1) – – – –
Reinvestments of distributions 86,759,916 196,137,188 265,916,495 653,124,260
Redemptions (410,510,041) (241,979,076) (1,477,620,233) (1,111,495,539)
Net increase (decrease) from Fund share transactions (138,188,633) 428,434,096 (731,454,068) 331,826,504
Net increase (decrease) in net assets (228,908,658) 79,555,475 (632,528,992) (1,595,388,552)
Net assets at the beginning of period 1,234,446,241 1,154,890,766 6,063,695,528 7,659,084,080
Net assets at the end of period $ 1,005,537,583 $ 1,234,446,241 $ 5,431,166,536 $ 6,063,695,528

See Notes to Financial Statements
155
2.9
Social Choice Low Carbon Equity Fund
3.01
Emerging Markets Equity Fund
3.1
International Equity Fund
3.2
International Opportunities Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
$ 14,122,775 $ 10,609,476 $ 29,145,925 $ 33,984,079 $ 191,780,313 $ 148,471,563 $ 43,039,020 $ 36,344,688
2,901,206 (3,397,860) (163,683,098) (197,194,422) (212,857,199) (46,748,610) (30,274,378) (61,453,142)
55,030,431 (213,042,544) 362,923,972 (382,813,437) 961,774,814 (1,756,458,219) 92,308,655 (776,754,478)
72,054,412 (205,830,928) 228,386,799 (546,023,780) 940,697,928 (1,654,735,266) 105,073,297 (801,862,932)
– – – – – – – –
(8,421,282) (25,369,815) (110,455) (57,149,105) (53,022,200) (78,121,349) (59,935) (12,354,356)
(137,185) (392,122) (51) (32,120) (49,632) (80,609) (15,479) (464,051)
(105,528) (353,066) (1,417) (2,048,469) (1,314,382) (2,007,432) (997) (67,149)
(8,580,397) (29,391,640) (10,002) (19,011,896) (6,179,370) (11,150,380) (41,756) (13,180,758)
(850,635) (3,402,491) – (1,747,210) (7,130,146) (11,664,129) (2,670) (703,812)
– – (11,306,655) (261,412,650) (84,267,011) (96,863,433) (3,104,263) (203,729,522)
(18,095,027) (58,909,134) (11,428,580) (341,401,450) (151,962,741) (199,887,332) (3,225,100) (230,499,648)
140,285,561 352,703,544 314,530,104 797,616,716 493,936,595 1,849,104,192 344,566,383 503,943,618
– – – – – – – 463,567,903
16,435,097 52,501,514 11,428,560 341,330,675 149,042,694 195,173,692 3,221,382 230,428,535
(173,462,772) (126,995,719) (577,304,281) (355,879,739) (1,547,746,723) (677,319,148) (645,532,412) (299,941,075)
(16,742,114) 278,209,339 (251,345,617) 783,067,652 (904,767,434) 1,366,958,736 (297,744,647) 897,998,981
37,217,271 13,469,277 (34,387,398) (104,357,578) (116,032,247) (487,663,862) (195,896,450) (134,363,599)
1,071,755,679 1,058,286,402 1,571,849,082 1,676,206,660 6,258,180,663 6,745,844,525 2,385,536,341 2,519,899,940
$ 1,108,972,950 $ 1,071,755,679 $ 1,537,461,684 $ 1,571,849,082 $ 6,142,148,416 $ 6,258,180,663 $ 2,189,639,891 $ 2,385,536,341

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
156
(continued)
Statement of Changes in Net Assets
(continued)
3.3
Quant International Small-Cap Equity Fund
3.4
Social Choice International Equity Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 38,835,254 $ 52,398,897 $ 40,434,886 $ 29,379,855
Net realized gain (loss) (44,670,403) (119,853,810) (11,435,053) (11,730,947)
Net change in unrealized appreciation (depreciation) 129,573,092 (332,635,068) 158,614,801 (309,661,958)
Net increase (decrease) in net assets from operations 123,737,943 (400,089,981) 187,614,634 (292,013,050)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (2,265,188) (5,395,633) (16,758,430) (17,567,457)
Advisor Class (2,284) (5,296) (209,129) (82,867)
Premier Class (2,167) (5,210) (14,490) (22,335)
Retirement Class (285,949) (267,685) (10,818,157) (11,639,118)
Retail Class (26,222) (60,769) (466,477) (648,843)
Class W (44,458,628) (97,600,960) – –
Total distributions (47,040,438) (103,335,553) (28,266,683) (29,960,620)
FUND SHARE TRANSACTIONS
Subscriptions 90,698,605 186,236,611 324,914,382 599,018,623
Reinvestments of distributions 47,035,184 103,323,244 22,673,194 23,394,008
Redemptions (338,276,137) (170,035,827) (266,531,505) (123,073,867)
Net increase (decrease) from Fund share transactions (200,542,348) 119,524,028 81,056,071 499,338,764
Net increase (decrease) in net assets (123,844,843) (383,901,506) 240,404,022 177,365,094
Net assets at the beginning of period 1,195,171,573 1,579,073,079 1,145,824,102 968,459,008
Net assets at the end of period $ 1,071,326,730 $ 1,195,171,573 $ 1,386,228,124 $ 1,145,824,102

Financial Highlights
See Notes to Financial Statements
158
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
GROWTH & INCOME FUND
Institutional Class:
10/31/23 $ 13.58 $ 0.15 $ 1.75 $ 1.90 $ (0.20) $ (0.97) $ (1.17) $ 14.31
10/31/22 20.07 0.17 (3.24) (3.07) (0.17) (3.25) (3.42) 13.58
10/31/21 15.16 0.14 5.97 6.11 (0.16) (1.04) (1.20) 20.07
10/31/20 14.63 0.17 1.33 1.50 (0.21) (0.76) (0.97) 15.16
10/31/19 14.44 0.21 1.20 1.41 (0.18) (1.04) (1.22) 14.63
Advisor Class:
10/31/23 13.60 0.14 1.74 1.88 (0.19) (0.97) (1.16) 14.32
10/31/22 20.09 0.15 (3.23) (3.08) (0.16) (3.25) (3.41) 13.60
10/31/21 15.17 0.12 5.99 6.11 (0.15) (1.04) (1.19) 20.09
10/31/20 14.64 0.15 1.33 1.48 (0.19) (0.76) (0.95) 15.17
10/31/19 14.45 0.20 1.19 1.39 (0.16) (1.04) (1.20) 14.64
Premier Class:
10/31/23 13.62 0.14 1.74 1.88 (0.18) (0.97) (1.15) 14.35
10/31/22 20.11 0.14 (3.23) (3.09) (0.15) (3.25) (3.40) 13.62
10/31/21 15.19 0.11 5.99 6.10 (0.14) (1.04) (1.18) 20.11
10/31/20 14.65 0.15 1.33 1.48 (0.18) (0.76) (0.94) 15.19
10/31/19 14.45 0.19 1.20 1.39 (0.15) (1.04) (1.19) 14.65
Retirement Class:
10/31/23 13.95 0.12 1.80 1.92 (0.17) (0.97) (1.14) 14.73
10/31/22 20.51 0.13 (3.31) (3.18) (0.13) (3.25) (3.38) 13.95
10/31/21 15.47 0.09 6.11 6.20 (0.12) (1.04) (1.16) 20.51
10/31/20 14.91 0.13 1.36 1.49 (0.17) (0.76) (0.93) 15.47
10/31/19 14.69 0.18 1.22 1.40 (0.14) (1.04) (1.18) 14.91
Retail Class:
10/31/23 20.52 0.18 2.71 2.89 (0.14) (0.97) (1.11) 22.30
10/31/22 28.59 0.20 (4.90) (4.70) (0.12) (3 .25) (3.37) 20.52
10/31/21 21.14 0.12 8.46 8.58 (0.09) (1.04) (1.13) 28.59
10/31/20 20.02 0.17 1.86 2.03 (0.15) (0.76) (0.91) 21.14
10/31/19 19.30 0.23 1.65 1.88 (0.12) (1.04) (1.16) 20.02
Class W:
10/31/23 13.58 0.21 1.74 1.95 (0.26) (0.97) (1.23) 14.30
10/31/22 20.07 0.23 (3.23) (3.00) (0.24) (3.25) (3.49) 13.58
10/31/21 15.16 0.21 5.98 6.19 (0.24) (1.04) (1.28) 20.07
10/31/20 14.64 0.22 1.32 1.54 (0.26) (0 .76) (1.02) 15.16
10/31/19 14.45 0.27 1.19 1.46 (0.23) (1.04) (1.27) 14.64
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Institutional Class, Advisor Class,
Premier Class, Retirement Class, Retail Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
159
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
15.18%
g
$ 1,357,423 0.41% 0.40% 1.11% 108%
(18.53) 1,358,311 0.41 0.40 1.08 74
42.33 1,988,937 0.40 0.40 0.77 61
f
10.81 1,126,795 0.40 0.40 1.15 64
10.94 1,409,853 0.41 0.40 1.51 68
14.97
g
3,719 0.50 0.50 1.01 108
(18.59) 3,048 0.50 0.50 1.01 74
42.23 3,428 0.50 0.50 0.66 61
f
10.70 2,701 0.49 0.49 1.04 64
10.83 2,075 0.51 0.50 1.44 68
14.96
g
5,566 0.56 0.55 0.98 108
(18.62) 8,396 0.55 0.55 0.87 74
42.08 20,731 0.55 0.55 0.63 61
f
10.67 25,805 0.55 0.55 1.03 64
10.74 44,314 0.56 0.55 1.34 68
14.85
g
414,554 0.66 0.65 0.86 108
(18.68) 406,033 0.66 0.65 0.83 74
41.96 577,096 0.65 0.65 0.51 61
f
10.50 452,343 0.65 0.65 0.89 64
10.67 497,202 0 .66 0.65 1.27 68
14.85
g
1,396,039 0.70 0.67 0.84 108
(18.73) 1,292,439 0.69 0.62 0.87 74
41.97 1,664,005 0.69 0.69 0.48 61
f
10.50 1,212,620 0.69 0.69 0.85 64
10.60 1,199,088 0.70 0.69 1.23 68
15.58
g
2,000,924 0.41 0.00 1.51 108
(18.17) 2,049,653 0.41 0.00 1.49 74
42.93 2,739,781 0.40 0.00 1.17 61
f
11.21 2,914,760 0.40 0.00 1.53 64
11.39 3,363,807 0.41 0.00 1.93 68

Financial Highlights
(continued)
See Notes to Financial Statements
160
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
LARGE-CAP GROWTH FUND
Institutional Class:
10/31/23 $ 16.54 $ 0.07 $ 3.71 $ 3.78 $ (0.07) $ — $ (0.07) $ 20.25
10/31/22 26.91 0.06 (7.91) (7.85) (0.03) (2.49) (2.52) 16.54
10/31/21 27.14 0.02 8.17 8.19 (0.11) (8.31) (8.42) 26.91
10/31/20 21.43 0.08 6.59 6.67 (0.09) (0.87) (0.96) 27.14
10/31/19 21.42 0.11 2.37 2.48 (0.12) (2.35) (2.47) 21.43
Advisor Class:
10/31/23 16.52 0.06 3.70 3.76 (0.05) — (0.05) 20.23
10/31/22 26.88 0.05 (7.91) (7.86) (0.01) (2.49) (2.50) 16.52
10/31/21 27.12 0.00
d
8.17 8.17 (0.10) (8.31) (8.41) 26.88
10/31/20 21.41 0.06 6.59 6.65 (0.07) (0.87) (0.94) 27.12
10/31/19 21.40 0.10 2.37 2.47 (0.11) (2.35) (2.46) 21.41
Premier Class:
10/31/23 16.52 0.05 3.69 3.74 (0.04) — (0.04) 20.22
10/31/22 26.88 0.03 (7.90) (7.87) — (2.49) (2.49) 16.52
10/31/21 27.10 (0.01) 8.16 8.15 (0.06) (8.31) (8.37) 26.88
10/31/20 21.40 0.05 6.58 6.63 (0.06) (0.87) (0.93) 27.10
10/31/19 21.37 0.08 2.37 2.45 (0.07) (2.35) (2.42) 21.40
Retirement Class:
10/31/23 16.33 0.02 3.67 3.69 (0.02) — (0.02) 20.00
10/31/22 26.63 0.01 (7.82) (7.81) — (2.49) (2.49) 16.33
10/31/21 26.93 (0.04) 8.10 8.06 (0.05) (8.31) (8.36) 26.63
10/31/20 21.27 0.02 6.54 6.56 (0.03) (0.87) (0.90) 26.93
10/31/19 21.27 0.06 2.36 2.42 (0.07) (2.35) (2.42) 21.27
Retail Class:
10/31/23 16.43 0.02 3.69 3.71 (0.03) — (0.03) 20.11
10/31/22 26.77 0.02 (7.87) (7.85) — (2.49) (2.49) 16.43
10/31/21 27.03 (0.05) 8.14 8.09 (0.04) (8.31) (8.35) 26.77
10/31/20 21.34 0.01 6.57 6.58 (0.02) (0.87) (0.89) 27.03
10/31/19 21.33 0.05 2.36 2.41 (0.05) (2.35) (2.40) 21.34
Class W:
10/31/23 16.59 0.15 3.71 3.86 (0.15) — (0.15) 20.30
10/31/22 27.00 0.14 (7.92) (7.78) (0.14) (2.49) (2.63) 16.59
10/31/21 27.24 0.12 8.19 8.31 (0.24) (8.31) (8.55) 27.00
10/31/20 21.50 0.18 6.61 6.79 (0.18) (0.87) (1.05) 27.24
10/31/19 21.43 0.19 2.37 2.56 (0.14) (2.35) (2.49) 21.50
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Institutional Class, Advisor Class,
Premier Class, Retirement Class, Retail Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
161
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
22.93%
g
$ 1,370,479 0.41% 0.40% 0.38% 44%
(32.08) 1,294,222 0.41 0.40 0.30 64
37.36 2,055,310 0.40 0.40 0.09 47
32.43 1,606,751 0.41 0.40 0.34 143
13.60 1,333,235 0.42 0.41 0.54 97
22.85
g
3,623 0.50 0.49 0.30 44
(32.13) 3,715 0.48 0.47 0.23 64
37.25 5,462 0.48 0.48 0.02 47
32.33 4,820 0.48 0.48 0.24 143
13.55 2,995 0.50 0.50 0.48 97
22.69
g
7,443 0.57 0.55 0.27 44
(32.17) 11,303 0.56 0.55 0.15 64
37.18 15,987 0.55 0.55 (0.06) 47
32.22 14,407 0.56 0.55 0.22 143
13.45 19,839 0.57 0.56 0.39 97
22.61
g
330,921 0.66 0.65 0.13 44
(32.22) 272,488 0.66 0.65 0.04 64
36.99 477,945 0.65 0.65 (0.16) 47
32.08 395,851 0.66 0.65 0.08 143
13.35 309,694 0.66 0.66 0.30 97
22.60
g
1,090,321 0.71 0.68 0.10 44
(32.23) 936,049 0.71 0.62 0.08 64
36.96 1,476,126 0.69 0.69 (0.20) 47
32.05 1,127,972 0.70 0.70 0.04 143
13.25 991,814 0.71 0.71 0.24 97
23.44
g
2,316,362 0.41 0.00 0.78 44
(31.80) 2,179,231 0.41 0.00 0.70 64
37.86 3,158,816 0.40 0.00 0.49 47
32.94 2,942,406 0.41 0.00 0.75 143
14.11 3,050,002 0.41 0.00 0.95 97

Financial Highlights
(continued)
See Notes to Financial Statements
162
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
LARGE-CAP VALUE FUND
Institutional Class:
10/31/23 $ 19 .73 $ 0 .35 $ 0 .31 $ 0 .66 $ ( 0 .35 ) $ ( 0 .81 ) $ ( 1 .16 ) $ 19 .23
10/31/22 23 .14 0 .32 ( 1 .73 ) ( 1 .41 ) ( 0 .32 ) ( 1 .68 ) ( 2 .00 ) 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
10/31/20 17 .68 0 .33 ( 1 .62 ) ( 1 .29 ) ( 0 .38 ) — ( 0 .38 ) 16 .01
10/31/19 17 .98 0 .34 1 .23 1 .57 ( 0 .34 ) ( 1 .53 ) ( 1 .87 ) 17 .68
Advisor Class:
10/31/23 19 .71 0 .33 0 .31 0 .64 ( 0 .34 ) ( 0 .81 ) ( 1 .15 ) 19 .20
10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
10/31/20 17 .67 0 .31 ( 1 .61 ) ( 1 .30 ) ( 0 .38 ) — ( 0 .38 ) 15 .99
10/31/19 17 .97 0 .33 1 .23 1 .56 ( 0 .33 ) ( 1 .53 ) ( 1 .86 ) 17 .67
Premier Class:
10/31/23 19 .68 0 .33 0 .29 0 .62 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 19 .17
10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
10/31/20 17 .63 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .35 ) — ( 0 .35 ) 15 .97
10/31/19 17 .92 0 .32 1 .22 1 .54 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 17 .63
Retirement Class:
10/31/23 19 .63 0 .30 0 .30 0 .60 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 19 .12
10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
10/31/20 17 .60 0 .29 ( 1 .63 ) ( 1 .34 ) ( 0 .33 ) — ( 0 .33 ) 15 .93
10/31/19 17 .88 0 .30 1 .23 1 .53 ( 0 .28 ) ( 1 .53 ) ( 1 .81 ) 17 .60
Retail Class:
10/31/23 18 .67 0 .28 0 .28 0 .56 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 18 .12
10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
10/31/20 16 .84 0 .26 ( 1 .54 ) ( 1 .28 ) ( 0 .33 ) — ( 0 .33 ) 15 .23
10/31/19 17 .22 0 .28 1 .17 1 .45 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 16 .84
Class W:
10/31/23 19 .80 0 .43 0 .30 0 .73 ( 0 .44 ) ( 0 .81 ) ( 1 .25 ) 19 .28
10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
10/31/20 17 .74 0 .39 ( 1 .61 ) ( 1 .22 ) ( 0 .45 ) — ( 0 .45 ) 16 .07
10/31/19 17 .98 0 .40 1 .25 1 .65 ( 0 .36 ) ( 1 .53 ) ( 1 .89 ) 17 .74
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements
163
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
3 .41% $ 1,834,766 0 .41% 0 .41% 1 .77% 23%
( 6 .76 ) 1,825,968 0 .41 0 .41 1 .59 21
47 .32 1,898,837 0 .41 0 .40 1 .32 14
( 7 .51 ) 1,467,747 0 .41 0 .40 1 .98 26
10 .23 1,922,604 0 .41 0 .39 2 .06 79
3 .29 589 0 .49 0 .49 1 .69 23
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
( 7 .60 ) 257 0 .47 0 .46 1 .91 26
10 .17 181 0 .45 0 .43 2 .00 79
3 .20 29,542 0 .56 0 .56 1 .65 23
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
( 7 .65 ) 69,391 0 .56 0 .55 1 .85 26
10 .10 130,723 0 .56 0 .54 1 .92 79
3 .11 492,408 0 .66 0 .66 1 .53 23
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
( 7 .80 ) 423,110 0 .66 0 .65 1 .73 26
10 .03 579,719 0 .66 0 .64 1 .82 79
3 .06 137,199 0 .72 0 .71 1 .48 23
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
( 7 .81 ) 108,093 0 .73 0 .72 1 .67 26
9 .92 132,317 0 .72 0 .70 1 .75 79
3 .79 2,018,133 0 .41 0.00 2 .19 23
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14
( 7 .19 ) 2,698,308 0 .41 0.00 2 .37 26
10 .66 2,900,604 0 .41 0.00 2 .43 79

Financial Highlights
(continued)
See Notes to Financial Statements
164
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
MID-CAP GROWTH FUND
Institutional Class:
10/31/23 $ 16.62 $ 0.04 $ 0.05 $ 0.09 $ (0.10) $ — $ (0.10) $ 16.61
10/31/22 30.82 0.09 (10.55) (10.46) — (3.74) (3.74) 16.62
10/31/21 25.15 (0.06) 8.91 8.85 — (3.18) (3.18) 30.82
10/31/20 22.21 0.00
d
5.32 5.32 (0.04) (2.34) (2.38) 25.15
10/31/19 22.29 0.04 2.90 2.94 (0.08) (2.94) (3.02) 22.21
Advisor Class:
10/31/23 16.58 0.02 0.05 0.07 (0.14) — (0.14) 16.51
10/31/22 30.79 0.01 (10.48) (10.47) — (3.74) (3.74) 16.58
10/31/21 25.14 (0.07) 8.90 8.83 — (3.18) (3.18) 30.79
10/31/20 22.20 (0.08) 5.39 5.31 (0.03) (2.34) (2.37) 25.14
10/31/19 22.28 0.03 2.90 2.93 (0.07) (2.94) (3.01) 22.20
Premier Class:
10/31/23 16.40 0.01 0.05 0.06 (0.07) — (0.07) 16.39
10/31/22 30.51 0.06 (10 .43) (10.37) — (3.74) (3.74) 16.40
10/31/21 24.96 (0.10) 8.83 8.73 — (3.18) (3.18) 30.51
10/31/20 22.05 (0.03) 5.28 5.25 (0.00)
d
(2.34) (2.34) 24.96
10/31/19 22.14 0.01 2.89 2.90 (0.05) (2.94) (2.99) 22.05
Retirement Class:
10/31/23 15.73 (0.01) 0.05 0.04 (0.05) — (0.05) 15.72
10/31/22 29.44 0.04 (10.01) (9.97) — (3.74) (3 .74) 15.73
10/31/21 24.21 (0.13) 8.54 8.41 — (3.18) (3.18) 29.44
10/31/20 21.47 (0.06) 5.14 5.08 — (2.34) (2.34) 24.21
10/31/19 21.63 (0.01) 2.81 2.80 (0.02) (2.94) (2.96) 21.47
Retail Class:
10/31/23 15.68 (0.01) 0.04 0.03 (0.06) — (0.06) 15.65
10/31/22 29.36 0.05 (9.99) (9.94) — (3.74) (3.74) 15.68
10/31/21 24.15 (0.14) 8.53 8.39 — (3.18) (3.18) 29.36
10/31/20 21.44 (0.07) 5.12 5.05 — (2.34) (2.34) 24.15
10/31/19 21.60 (0.02) 2.81 2.79 (0.01) (2.94) (2.95) 21.44
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.14% and 0.13% of the Fund’s total return for Institutional Class, Advisor Class, Premier
Class, Retirement Class, and Retail Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
165
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
0.52%
g
$ 482,635 0.49% 0.49% 0.21% 38%
(37.82) 591,705 0.48 0.48 0.46 62
37.33 1,113,795 0.46 0.46 (0.20) 76
26.16 721,712 0.48 0.48 (0.02) 107
15.93 761,182 0.48 0.48 0.20 81
0.43
g
171 0.58 0.58 0.12 38
(37.90) 179 0.47 0.47 0.05 62
37.26 7,557 0.50 0.50 (0.24) 76
26.09 5,113 0.56 0.56 (0.32) 107
15.87 214 0.54 0.54 0.14 81
0.35
g
13,050 0.64 0.64 0.08 38
(37.92) 28,494 0.63 0.63 0.28 62
37.11 60,298 0.61 0.61 (0.35) 76
26.03 39,582 0.63 0.63 (0.16) 107
15.70 52,210 0.63 0.63 0.06 81
0.25
g
248,486 0.74 0.74 (0.04) 38
(37.94) 291,903 0.73 0.73 0.21 62
36.93 524,637 0.71 0.71 (0.46) 76
25.91 375,489 0.73 0.73 (0.28) 107
15.61 350,839 0.73 0.73 (0.05) 81
0.17
g
156,111 0.80 0.78 (0.09) 38
(37.94) 170,207 0 .78 0.70 0.24 62
36.93 297,057 0.75 0.75 (0.50) 76
25.80 225,291 0.78 0.78 (0.33) 107
15.56 198,852 0.78 0.78 (0.10) 81

Financial Highlights
(continued)
See Notes to Financial Statements
166
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
MID-CAP VALUE FUND
Institutional Class:
10/31/23 $ 17.45 $ 0.26 $ (0.98) $ (0.72) $ (0.36) $ (1.98) $ (2.34) $ 14.39
10/31/22 21.23 0.33 (1.23) (0.90) (0.23) (2.65) (2.88) 17.45
10/31/21 14.40 0.21 6.92 7.13 (0.30) — (0.30) 21.23
10/31/20 20.40 0.23 (2.47) (2.24) (0.44) (3.32) (3.76) 14.40
10/31/19 22.30 0.43 0.87 1.30 (0.41) (2.79) (3.20) 20.40
Advisor Class:
10/31/23 17.42 0.25 (0.98) (0.73) (0.35) (1.98) (2.33) 14.36
10/31/22 21.20 0.31 (1.23) (0.92) (0.21) (2.65) (2.86) 17.42
10/31/21 14.38 0.20 6.90 7.10 (0.28) — (0.28) 21.20
10/31/20 20.37 0.23 (2.47) (2.24) (0.43) (3.32) (3.75) 14.38
10/31/19 22.28 0.43 0.84 1.27 (0.39) (2.79) (3.18) 20.37
Premier Class:
10/31/23 17.40 0.24 (0.98) (0.74) (0.33) (1.98) (2.31) 14.35
10/31/22 21.18 0.30 (1.24) (0.94) (0.19) (2.65) (2.84) 17.40
10/31/21 14.37 0.18 6.90 7.08 (0.27) — (0.27) 21.18
10/31/20 20.34 0.21 (2.46) (2.25) (0.40) (3.32) (3.72) 14.37
10/31/19 22.24 0.39 0.86 1.25 (0.36) (2.79) (3.15) 20 .34
Retirement Class:
10/31/23 17.27 0.22 (0.97) (0.75) (0.31) (1.98) (2.29) 14.23
10/31/22 21.04 0.28 (1 .22) (0.94) (0.18) (2.65) (2.83) 17.27
10/31/21 14.28 0.16 6.86 7.02 (0.26) — (0.26) 21.04
10/31/20 20.24 0.20 (2.45) (2.25) (0.39) (3.32) (3.71) 14.28
10/31/19 22.14 0.38 0.85 1.23 (0.34) (2.79) (3.13) 20.24
Retail Class:
10/31/23 16.70 0.20 (0.92) (0.72) (0.32) (1.98) (2.30) 13.68
10/31/22 20.42 0.27 (1.17) (0.90) (0.17) (2.65) (2.82) 16.70
10/31/21 13.86 0.15 6.66 6.81 (0.25) — (0.25) 20.42
10/31/20 19.76 0.18 (2.38) (2.20) (0.38) (3.32) (3.70) 13.86
10/31/19 21.70 0.36 0.83 1.19 (0.34) (2.79) (3.13) 19.76
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Institutional Class, Advisor Class, Premier
Class, Retirement Class and Retail Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
167
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
(4.86) %
g
$ 932,572 0.46% 0.46% 1.69% 78%
(5.28) 1,089,731 0.45 0.45 1.83 80
50.13 1,291,813 0.45 0.44 1.11 80
(14.12) 1,045,293 0.46 0.43 1.47 143
7.32 1,881,808 0.44 0.40 2.17 81
(4.96)
g
387 0.56 0.56 1.59 78
(5.39) 465 0.54 0.54 1.70 80
49.96 416 0.54 0.54 1.05 80
(14.17) 446 0.55 0.53 1.45 143
7.18 879 0.54 0.49 2.22 81
(4.98)
g
25,087 0.61 0.61 1.56 78
(5.46) 53,551 0.60 0.60 1.65 80
49.84 73,331 0.60 0.59 0.95 80
(14.20) 68,187 0.61 0.58 1.36 143
7.11 124,254 0.59 0.55 1.98 81
(5.08)
g
385,334 0.71 0.71 1.43 78
(5.54) 468,267 0.70 0.70 1.56 80
49.70 589,412 0.70 0.69 0.86 80
(14.29) 413,497 0.71 0.68 1.29 143
7.01 590,795 0.69 0.65 1.92 81
(5.12)
g
170,959 0.77 0.75 1.39 78
(5.50) 196,682 0.76 0.70 1.57 80
49.65 224,262 0.76 0.75 0.80 80
(14.37) 168,504 0.78 0.76 1.21 143
6.96 230,989 0.74 0.70 1.89 81

Financial Highlights
(continued)
See Notes to Financial Statements
168
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
QUANT SMALL-CAP EQUITY FUND
Institutional Class:
10/31/23 $ 16 .68 $ 0 .17 $ ( 1 .02 ) $ ( 0 .85 ) $ ( 0 .16 ) $ ( 0 .83 ) $ ( 0 .99 ) $ 14 .84
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
10/31/20 16 .59 0 .09 ( 1 .38 ) ( 1 .29 ) ( 0 .18 ) ( 0 .72 ) ( 0 .90 ) 14 .40
10/31/19 18 .77 0 .16 0 .55 0 .71 ( 0 .14 ) ( 2 .75 ) ( 2 .89 ) 16 .59
Advisor Class:
10/31/23 16 .67 0 .16 ( 1 .02 ) ( 0 .86 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 14 .83
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
10/31/20 16 .56 0 .08 ( 1 .38 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .39
10/31/19 18 .75 0 .15 0 .53 0 .68 ( 0 .12 ) ( 2 .75 ) ( 2 .87 ) 16 .56
Premier Class:
10/31/23 16 .54 0 .15 ( 1 .02 ) ( 0 .87 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 14 .71
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
10/31/20 16 .47 0 .07 ( 1 .37 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .30
10/31/19 18 .64 0 .14 0 .54 0 .68 ( 0 .10 ) ( 2 .75 ) ( 2 .85 ) 16 .47
Retirement Class:
10/31/23 16 .03 0 .13 ( 0 .99 ) ( 0 .86 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .23
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
10/31/20 16 .08 0 .06 ( 1 .35 ) ( 1 .29 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .94
10/31/19 18 .27 0 .12 0 .52 0 .64 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 16 .08
Retail Class:
10/31/23 15 .76 0 .12 ( 0 .97 ) ( 0 .85 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 13 .97
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
10/31/20 15 .87 0 .05 ( 1 .32 ) ( 1 .27 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .75
10/31/19 18 .08 0 .12 0 .50 0 .62 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 15 .87
Class W:
10/31/23 16 .72 0 .24 ( 1 .03 ) ( 0 .79 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 14 .87
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
10/31/20 16 .64 0 .14 ( 1 .37 ) ( 1 .23 ) ( 0 .26 ) ( 0 .72 ) ( 0 .98 ) 14 .43
10/31/19 18 .77 0 .23 0 .55 0 .78 ( 0 .16 ) ( 2 .75 ) ( 2 .91 ) 16 .64
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements
169
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 5 .35 ) % $ 1,466,752 0 .42% 0 .42% 1 .07% 75%
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
f
( 8 .35 ) 1,150,062 0 .43 0 .40 0 .65 93
5 .34 1,482,549 0 .42 0 .39 1 .01 98
( 5 .41 ) 775 0 .49 0 .49 1 .02 75
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
f
( 8 .46 ) 464 0 .50 0 .48 0 .58 93
5 .25 757 0 .52 0 .50 0 .89 98
( 5 .49 ) 27,100 0 .57 0 .57 0 .94 75
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
f
( 8 .57 ) 65,169 0 .58 0 .55 0 .49 93
5 .28 114,749 0 .57 0 .54 0 .85 98
( 5 .58 ) 336,799 0 .67 0 .67 0 .82 75
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
f
( 8 .61 ) 328,265 0 .68 0 .65 0 .40 93
5 .14 440,064 0 .67 0 .64 0 .76 98
( 5 .63 ) 117,417 0 .72 0 .72 0 .77 75
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
f
( 8 .61 ) 100,998 0 .74 0 .67 0 .38 93
5 .06 127,462 0 .72 0 .65 0 .74 98
( 4 .91 ) 464,497 0 .42 0.00 1 .50 75
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
f
( 8 .01 ) 679,638 0 .42 0.00 0 .98 93
5 .78 778,275 0 .42 0.00 1 .40 98

Financial Highlights
(continued)
See Notes to Financial Statements
170
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:
10/31/23 $ 12 .98 $ 0 .12 $ ( 0 .29 ) $ ( 0 .17 ) $ ( 0 .11 ) $ ( 0 .81 ) $ ( 0 .92 ) $ 11 .89
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
10/31/20 12 .29 0 .10 ( 0 .24 ) ( 0 .14 ) ( 0 .11 ) ( 0 .61 ) ( 0 .72 ) 11 .43
10/31/19 12 .43 0 .11 1 .08 1 .19 ( 0 .10 ) ( 1 .23 ) ( 1 .33 ) 12 .29
Advisor Class:
10/31/23 13 .00 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 11 .90
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
10/31/20 12 .31 0 .08 ( 0 .23 ) ( 0 .15 ) ( 0 .10 ) ( 0 .61 ) ( 0 .71 ) 11 .45
10/31/19 12 .44 0 .11 1 .08 1 .19 ( 0 .09 ) ( 1 .23 ) ( 1 .32 ) 12 .31
Premier Class:
10/31/23 13 .06 0 .10 ( 0 .30 ) ( 0 .20 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 11 .97
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
10/31/20 12 .27 0 .08 ( 0 .24 ) ( 0 .16 ) ( 0 .01 ) ( 0 .61 ) ( 0 .62 ) 11 .49
10/31/19 12 .41 0 .09 1 .08 1 .17 ( 0 .08 ) ( 1 .23 ) ( 1 .31 ) 12 .27
Retirement Class:
10/31/23 12 .89 0 .09 ( 0 .29 ) ( 0 .20 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .79
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
10/31/20 12 .24 0 .07 ( 0 .24 ) ( 0 .17 ) ( 0 .08 ) ( 0 .61 ) ( 0 .69 ) 11 .38
10/31/19 12 .39 0 .08 1 .07 1 .15 ( 0 .07 ) ( 1 .23 ) ( 1 .30 ) 12 .24
Retail Class:
10/31/23 12 .87 0 .08 ( 0 .29 ) ( 0 .21 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .78
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
10/31/20 12 .21 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .07 ) ( 0 .61 ) ( 0 .68 ) 11 .36
10/31/19 12 .37 0 .07 1 .06 1 .13 ( 0 .06 ) ( 1 .23 ) ( 1 .29 ) 12 .21
Class W:
10/31/23 13 .05 0 .18 ( 0 .31 ) ( 0 .13 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 11 .94
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
10/31/20 12 .34 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 11 .48
10/31/19 12 .44 0 .17 1 .07 1 .24 ( 0 .11 ) ( 1 .23 ) ( 1 .34 ) 12 .34
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
171
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 1 .30 ) % $ 76,784 0 .47% 0 .47% 0 .95% 86%
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
( 1 .48 ) 41,061 0 .50 0 .50 0 .88 88
11 .20 43,317 0 .50 0 .50 0 .95 81
( 1 .48 ) 28,399 0 .59 0 .59 0 .83 86
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
( 1 .55 ) 1,702 0 .58 0 .58 0 .72 88
11 .18 244 0 .54 0 .54 0 .94 81
( 1 .51 ) 120 0 .64 0 .64 0 .80 86
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
( 1 .61 ) 115 0 .68 0 .68 0 .71 88
11 .04 123 0 .66 0 .66 0 .80 81
( 1 .57 ) 322,111 0 .72 0 .72 0 .72 86
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
( 1 .70 ) 21,008 0 .75 0 .75 0 .61 88
10 .89 11,950 0 .75 0 .75 0 .71 81
( 1 .63 ) 18,878 0 .79 0 .79 0 .64 86
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
( 1 .76 ) 6,757 0 .89 0 .89 0 .51 88
10 .67 5,765 0 .88 0 .88 0 .59 81
( 0 .93 ) 559,246 0 .47 0.00 1 .44 86
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85
( 0 .97 ) 675,231 0 .50 0.00 1 .37 88
11 .73 624,076 0 .50 0.00 1 .46 81

Financial Highlights
(continued)
See Notes to Financial Statements
172
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
SOCIAL CHOICE EQUITY FUND
Institutional Class:
10/31/23 $ 23 .20 $ 0 .39 $ 1 .06 $ 1 .45 $ ( 0 .36 ) $ ( 0 .75 ) $ ( 1 .11 ) $ 23 .54
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
10/31/20 20 .36 0 .31 1 .76 2 .07 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 21 .42
10/31/19 19 .40 0 .34 2 .25 2 .59 ( 0 .31 ) ( 1 .32 ) ( 1 .63 ) 20 .36
Advisor Class:
10/31/23 23 .17 0 .36 1 .07 1 .43 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .51
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
10/31/20 20 .34 0 .29 1 .75 2 .04 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 21 .39
10/31/19 19 .39 0 .33 2 .24 2 .57 ( 0 .30 ) ( 1 .32 ) ( 1 .62 ) 20 .34
Premier Class:
10/31/23 23 .08 0 .35 1 .05 1 .40 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .42
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
10/31/20 20 .27 0 .28 1 .74 2 .02 ( 0 .29 ) ( 0 .68 ) ( 0 .97 ) 21 .32
10/31/19 19 .33 0 .31 2 .23 2 .54 ( 0 .28 ) ( 1 .32 ) ( 1 .60 ) 20 .27
Retirement Class:
10/31/23 23 .59 0 .33 1 .09 1 .42 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 23 .96
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
10/31/20 20 .66 0 .26 1 .79 2 .05 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 21 .75
10/31/19 19 .67 0 .30 2 .27 2 .57 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 20 .66
Retail Class:
10/31/23 20 .15 0 .28 0 .92 1 .20 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .29
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
10/31/20 18 .07 0 .22 1 .55 1 .77 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 18 .88
10/31/19 17 .40 0 .26 1 .99 2 .25 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 18 .07
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
173
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .42% $ 4,068,636 0 .18% 0 .17% 1 .62% 15%
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
10 .45 3,961,520 0 .18 0 .17 1 .52 26
14 .83 3,440,954 0 .17 0 .17 1 .81 21
6 .33 44,145 0 .27 0 .25 1 .52 15
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
10 .34 37,323 0 .26 0 .25 1 .43 26
14 .74 22,476 0 .24 0 .24 1 .73 21
6 .22 38,800 0 .35 0 .34 1 .47 15
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
10 .26 89,235 0 .34 0 .33 1 .38 26
14 .62 95,411 0 .33 0 .33 1 .66 21
6 .14 723,544 0 .43 0 .42 1 .36 15
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27
10 .20 767,329 0 .43 0 .42 1 .27 26
14 .48 674,563 0 .42 0 .42 1 .55 21
6 .12 556,042 0 .46 0 .43 1 .34 15
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
10 .09 468,736 0 .46 0 .45 1 .25 26
14 .51 462,601 0 .45 0 .45 1 .54 21

Financial Highlights
(continued)
See Notes to Financial Statements
174
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.9
SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:
10/31/23 $ 16.76 $ 0.25 $ 0.92 $ 1.17 $ (0.21) $ (0.10) $ (0.31) $ 17.62
10/31/22 21.44 0.21 (3.71) (3.50) (0.17) (1.01) (1.18) 16.76
10/31/21 15.16 0.19 6.47 6.66 (0.16) (0.22) (0.38) 21.44
10/31/20 13.93 0.19 1.43 1.62 (0.18) (0.21) (0.39) 15.16
10/31/19 12.77 0.22 1.64 1.86 (0.19) (0.51) (0.70) 13.93
Advisor Class:
10/31/23 16.73 0.23 0.92 1.15 (0.19) (0.10) (0.29) 17.59
10/31/22 21.41 0.18 (3.70) (3.52) (0.15) (1.01) (1.16) 16.73
10/31/21 15.14 0.17 6.46 6.63 (0.14) (0.22) (0.36) 21.41
10/31/20 13.92 0.19 1.41 1.60 (0.17) (0.21) (0.38) 15.14
10/31/19 12.77 0.20 1.64 1.84 (0.18) (0.51) (0.69) 13.92
Premier Class:
10/31/23 16.77 0.22 0.92 1.14 (0.18) (0.10) (0.28) 17.63
10/31/22 21.46 0.18 (3.72) (3.54) (0.14) (1.01) (1.15) 16.77
10/31/21 15.18 0.16 6.48 6.64 (0.14) (0.22) (0.36) 21.46
10/31/20 13.95 0.18 1.42 1.60 (0.16) (0.21) (0.37) 15.18
10/31/19 12.79 0.19 1.65 1.84 (0.17) (0.51) (0.68) 13.95
Retirement Class:
10/31/23 16.65 0.20 0.92 1.12 (0.17) (0.10) (0.27) 17.50
10/31/22 21.32 0.16 (3.69) (3.53) (0.13) (1.01) (1.14) 16.65
10/31/21 15.09 0.14 6.44 6.58 (0.13) (0.22) (0.35) 21.32
10/31/20 13.87 0.16 1.42 1.58 (0.15) (0.21) (0.36) 15.09
10/31/19 12.72 0.18 1.64 1.82 (0.16) (0.51) (0.67) 13.87
Retail Class:
10/31/23 16.66 0.19 0.92 1.11 (0.16) (0.10) (0.26) 17.51
10/31/22 21.32 0.15 (3.68) (3.53) (0.12) (1.01) (1.13) 16.66
10/31/21 15.09 0.13 6.44 6.57 (0.12) (0.22) (0.34) 21.32
10/31/20 13.88 0.15 1.41 1.56 (0.14) (0.21) (0.35) 15.09
10/31/19 12.72 0.17 1.65 1.82 (0.15) (0.51) (0.66) 13.88
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
175
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7.04% $ 454,299 0.30% 0.29% 1.39% 26%
(17.30) 473,329 0.31 0.31 1.14 28
44.55 452,025 0.31 0.31 1.00 26
11.88 211,659 0.35 0.32 1.36 27
15.52 89,166 0.41 0.32 1.67 27
6.92 4,801 0.40 0.39 1.31 26
(17.39) 8,364 0.42 0.42 1.02 28
44.44 6,920 0.43 0.43 0.87 26
11.72 1,517 0.45 0.42 1.31 27
15.33 1,132 0.52 0.43 1.52 27
6.88 5,380 0.45 0.44 1.25 26
(17.44) 6,136 0.46 0.46 0.98 28
44.36 6,335 0.46 0.46 0.85 26
11.72 3,253 0.50 0.47 1.27 27
15.33 2,171 0.56 0.47 1.50 27
6.77 585,695 0.55 0.54 1.14 26
(17.52) 530,048 0.56 0.56 0.88 28
44.19 530,497 0.56 0.56 0.74 26
11.65 202,084 0.60 0.57 1.14 27
15.21 118,956 0.66 0.57 1.38 27
6.72 58,798 0.58 0.58 1.10 26
(17.51) 53,878 0.60 0.58 0.86 28
44.09 62,509 0.62 0.62 0.68 26
11.47 22,606 0.66 0.63 1.09 27
15.21 15,561 0.73 0.64 1.36 27

Financial Highlights
(continued)
See Notes to Financial Statements
176
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
EMERGING MARKETS EQUITY FUND
Institutional Class:
10/31/23 $ 6.46 $ 0.09 $ 0.75 $ 0.84 $ (0.00)
d
$ — $ (0.00)
d
$ 7.30
10/31/22 11.77 0.14 (3.23) (3.09) (0.43) (1.79) (2.22) 6.46
10/31/21 12.53 0.08 0.37 0.45 (0.10) (1.11) (1.21) 11.77
10/31/20 11.54 0.07 1.10 1.17 (0.18) — (0.18) 12.53
10/31/19 10.05 0.18 1.75 1.93 (0.05) (0.39) (0.44) 11.54
Advisor Class:
10/31/23 6.46 0.06 0.78 0.84 (0.00)
d
— (0.00)
d
7.30
10/31/22 11.77 0.11 (3.21) (3.10) (0.42) (1.79) (2.21) 6.46
10/31/21 12.52 0.07 0.37 0.44 (0.08) (1.11) (1.19) 11.77
10/31/20 11.54 0.04 1.11 1.15 (0.17) — (0.17) 12.52
10/31/19 10.05 0.17 1.76 1.93 (0.05) (0 .39) (0.44) 11.54
Premier Class:
10/31/23 6.46 0.05 0.79 0.84 (0.00)
d
— (0.00)
d
7.30
10/31/22 11.78 0.14 (3.25) (3.11) (0.42) (1.79) (2.21) 6.46
10/31/21 12.53 0.07 0.38 0.45 (0.09) (1.11) (1.20) 11.78
10/31/20 11.55 0.05 1.09 1.14 (0.16) — (0.16) 12.53
10/31/19 10.04 0.17 1.77 1.94 (0.04) (0.39) (0.43) 11.55
Retirement Class:
10/31/23 6.42 0.07 0.77 0.84 (0.00)
d
— (0.00)
d
7.26
10/31/22 11.72 0.14 (3.23) (3.09) (0.42) (1.79) (2.21) 6.42
10/31/21 12.48 0.07 0.37 0.44 (0.09) (1.11) (1.20) 11.72
10/31/20 11.49 0.05 1.10 1.15 (0 .16) — (0.16) 12.48
10/31/19 10.00 0.17 1.74 1.91 (0.03) (0.39) (0.42) 11.49
Retail Class:
10/31/23 6 .44 0.06 0.76 0.82 — — — 7.26
10/31/22 11.72 0.11 (3.23) (3.12) (0.37) (1.79) (2.16) 6.44
10/31/21 12.49 0.03 0.36 0.39 (0.05) (1.11) (1.16) 11.72
10/31/20 11.51 0.02 1.10 1.12 (0.14) — (0.14) 12.49
10/31/19 10.00 0.14 1.76 1.90 (0.00)
d
(0.39) (0.39) 11.51
Class W:
10/31/23 6.50 0.15 0.77 0.92 (0.06) — (0.06) 7.36
10/31/22 11.85 0.21 (3.25) (3.04) (0.52) (1.79) (2.31) 6.50
10/31/21 12.62 0.21 0.37 0.58 (0.24) (1.11) (1.35) 11.85
10/31/20 11.63 0.17 1.10 1.27 (0.28) — (0.28) 12.62
10/31/19 10.06 0.28 1.76 2.04 (0.08) (0.39) (0.47) 11.63
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Institutional Class, Advisor Class,
Premier Class, Retirement Class, Retail Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
177
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
13.06%
g
$ 196,897 0.90% 0.90% 1.12% 67%
(31.68) 187,605 0.90 0.90 1.66 108
2.44 295,907 0.88 0.88 0.61 112
10.04 283,658 0.88 0.88 0.58 128
20.10 255,775 0.90 0.90 1.66 129
13.03
g
102 0.98 0.98 0.78 67
(31.77) 180 0.94 0.94 1.34 108
2.28 171 0.97 0.97 0.51 112
10.06 179 0.95 0.95 0.31 128
20.11 236 0.97 0.97 1.59 129
13.02
g
4,595 1.05 1.01 0.69 67
(31.77) 7,296 1.05 0.96 1.61 108
2.27 10,994 1.03 0.98 0.54 112
9.99 9,112 1.03 0.99 0.46 128
19.99 7,700 1.05 1.02 1.54 129
13.10
g
61,572 1.15 1.07 0.90 67
(31.85) 62,446 1.15 0.96 1.64 108
2.36 103,033 1.12 0.98 0.49 112
9.94 118,191 1.13 0.99 0.44 128
19.96 137,434 1.15 1.04 1.58 129
12.73
g
6,608 1.27 1.26 0.73 67
(31.97) 6,239 1.30 1.24 1.32 108
2.00 9,842 1.31 1.31 0.19 112
9.68 8,500 1.27 1.27 0.17 128
19.64 9,348 1.27 1.27 1.28 129
14 .20
g
1,267,687 0.90 0.00 1.96 67
(31.16) 1,308,083 0.90 0.00 2.49 108
3.33 1,256,261 0.88 0.00 1.54 112
11.11 1,194,291 0.88 0.00 1.47 128
21.10 1,166,939 0.89 0.00 2.54 129

Financial Highlights
(continued)
See Notes to Financial Statements
178
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
INTERNATIONAL EQUITY FUND
Institutional Class:
10/31/23 $ 10.63 $ 0.33 $ 1.24 $ 1.57 $ (0.25) $ — $ (0.25) $ 11.95
10/31/22 14.61 0.28 (3.86) (3.58) (0.40) — (0.40) 10.63
10/31/21 10.91 0.41 3.45 3.86 (0.16) — (0.16) 14.61
10/31/20 11.06 0.18 (0.14) 0.04 (0.19) — (0.19) 10.91
10/31/19 11.24 0.20 0.35 0.55 (0.24) (0.49) (0.73) 11.06
Advisor Class:
10/31/23 10.87 0.32 1.28 1.60 (0.24) — (0.24) 12.23
10/31/22 14.93 0.28 (3.96) (3.68) (0.38) — (0.38) 10.87
10/31/21 11.15 0.39 3.54 3.93 (0.15) — (0.15) 14.93
10/31/20 11.29 0.17 (0.13) 0.04 (0.18) — (0.18) 11.15
10/31/19 11.23 0.05 0.50 0.55 — (0.49) (0.49) 11.29
Premier Class:
10/31/23 10.61 0.33 1.23 1.56 (0.24) — (0.24) 11.93
10/31/22 14.58 0.26 (3.85) (3.59) (0.38) — (0.38) 10.61
10/31/21 10.89 0.37 3.45 3.82 (0.13) — (0.13) 14.58
10/31/20 11.03 0.16 (0.13) 0.03 (0.17) — (0.17) 10.89
10/31/19 11.21 0.18 0.35 0.53 (0.22) (0.49) (0.71) 11.03
Retirement Class:
10/31/23 11.06 0.32 1.29 1.61 (0.22) — (0.22) 12.45
10/31/22 15.18 0.26 (4.02) (3.76) (0.36) — (0.36) 11.06
10/31/21 11.33 0.39 3.59 3.98 (0.13) — (0.13) 15.18
10/31/20 11.48 0.16 (0.14) 0.02 (0.17) — (0.17) 11.33
10/31/19 11.63 0.18 0.36 0.54 (0.20) (0.49) (0.69) 11.48
Retail Class:
10/31/23 6.52 0.18 0.76 0.94 (0.23) — (0.23) 7.23
10/31/22 9.11 0.15 (2.37) (2.22) (0.37) — (0.37) 6.52
10/31/21 6.86 0.23 2.15 2.38 (0.13) — (0.13) 9.11
10/31/20 7.02 0.09 (0.08) 0.01 (0.17) — (0.17) 6.86
10/31/19 7.42 0.10 0.20 0.30 (0.21) (0.49) (0.70) 7.02
Class W:
10/31/23 10.70 0.39 1.24 1.63 (0.30) — (0.30) 12.03
10/31/22 14.69 0.34 (3.87) (3.53) (0.46) — (0.46) 10.70
10/31/21 10.96 0.48 3.45 3.93 (0.20) — (0.20) 14.69
10/31/20 11.10 0.23 (0.13) 0.10 (0.24) — (0.24) 10.96
10/31/19 11.25 0.25 0.34 0.59 (0.25) (0.49) (0.74) 11.10
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Institutional Class, Advisor Class,
Premier Class, Retirement Class, Retail Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
179
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
14.89%
g
$ 2,405,013 0.46% 0.46% 2.71% 19%
f
(25.14) 2,255,904 0.46 0.46 2.33 21
35.59 2,828,714 0.46 0.46 2.95 28
0.33 2,230,915 0.48 0.48 1.74 102
5.73 2,484,368 0.48 0.48 1.87 114
14.81
g
2,067 0 .56 0.56 2.59 19
f
(25.23) 2,268 0.57 0.57 2.20 21
35.42 3,175 0.56 0.56 2.75 28
0.34 2,993 0.57 0.57 1.60 102
5.46 3,929 0.60 0.60 0.38 114
14.75
g
37,023 0.61 0.61 2.71 19
f
(25.24) 57,289 0.61 0.61 2.14 21
35.31 75,862 0.61 0.61 2.68 28
0.26 80,569 0.63 0.63 1.53 102
5.52 133,306 0.63 0.63 1.76 114
14.64
g
318,194 0.71 0.71 2.48 19
f
(25.32) 314,089 0.71 0.71 2.05 21
35.28 467,995 0.71 0.71 2.68 28
0.10 383,646 0.73 0.73 1.45 102
5.44 459,274 0.73 0.71 1.63 114
14.60
g
215,590 0.81 0.79 2.39 19
f
(25.32) 201,687 0.80 0.74 2.04 21
35.05 286,699 0.80 0.80 2.61 28
0.03 223,406 0.82 0.82 1.38 102
5.24 249,406 0.82 0.82 1.53 114
15.36
g
3,164,262 0.46 0.00 3.15 19
f
(24.76) 3,426,943 0.46 0.00 2.77 21
36.17 3,083,400 0.46 0.00 3.45 28
0.89 1,772,710 0.48 0.00 2.19 102
6.16 1,480,782 0.48 0.00 2.35 114

Financial Highlights
(continued)
See Notes to Financial Statements
180
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:
10/31/23 $ 12.49 $ 0.18 $ 0.17 $ 0.35 $ (0.01) $ — $ (0 .01) $ 12.83
10/31/22 19.77 0.17 (5.88) (5.71) (0.33) (1.24) (1.57) 12.49
10/31/21 15.70 0.13 4.40 4.53 (0.09) (0.37) (0.46) 19.77
10/31/20 13.35 0.07 2.42 2.49 (0.14) — (0.14) 15.70
10/31/19 11.99 0.16 1.35 1.51 (0.15) — (0.15) 13.35
Advisor Class:
10/31/23 12.48 0.18 0.14 0.32 (0.00)
d
— (0.00)
d
12.80
10/31/22 19.73 0.16 (5.87) (5.71) (0.30) (1.24) (1.54) 12.48
10/31/21 15.67 0.11 4.40 4.51 (0.08) (0.37) (0.45) 19.73
10/31/20 13.34 0.06 2.41 2.47 (0.14) — (0.14) 15.67
10/31/19 11.97 0.11 1.40 1.51 (0.14) — (0.14) 13.34
Premier Class:
10/31/23 12.52 0.16 0.17 0.33 (0.01) — (0.01) 12.84
10/31/22 19.80 0.20 (5.94) (5.74) (0.30) (1.24) (1.54) 12.52
10/31/21 15.72 0.11 4.41 4.52 (0.07) (0.37) (0.44) 19.80
10/31/20 13.37 0.04 2.44 2.48 (0.13) — (0.13) 15.72
10/31/19 12.00 0.15 1.35 1.50 (0.13) — (0.13) 13.37
Retirement Class:
10/31/23 12.45 0.16 0.16 0.32 (0.01) — (0.01) 12.76
10/31/22 19.69 0.16 (5.86) (5.70) (0.30) (1.24) (1.54) 12 .45
10/31/21 15.63 0.10 4.40 4.50 (0.07) (0.37) (0.44) 19.69
10/31/20 13.30 0.06 2.40 2.46 (0.13) — (0.13) 15.63
10/31/19 11.93 0.15 1.35 1.50 (0.13) — (0.13) 13.30
Retail Class:
10/31/23 12.48 0.15 0.15 0.30 (0.00)
d
— (0.00)
d
12.78
10/31/22 19.67 0.13 (5.87) (5.74) (0.21) (1.24) (1.45) 12.48
10/31/21 15.65 0.05 4.38 4.43 (0.04) (0.37) (0.41) 19.67
10/31/20 13.32 0.01 2.41 2.42 (0.09) — (0.09) 15.65
10/31/19 11.94 0.12 1.36 1.48 (0.10) — (0.10) 13.32
Class W:
10/31/23 12.51 0.27 0.15 0.42 (0.02) — (0.02) 12.91
10/31/22 19.89 0.26 (5.90) (5.64) (0.50) (1.24) (1.74) 12.51
10/31/21 15.78 0.25 4.42 4.67 (0.19) (0 .37) (0.56) 19.89
10/31/20 13.42 0.16 2.43 2.59 (0.23) — (0.23) 15.78
10/31/19 11.99 0.24 1.36 1.60 (0.17) — (0.17) 13.42
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the
Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Institutional Class, Advisor Class,
Premier Class, Retirement Class, Retail Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
181
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
2.69%
g
$ 128,293 0.60% 0.60% 1.32% 18%
(30.76) 130,897 0.61 0.61 1.16 15
29.21 146,168 0.60 0.60 0.70 29
18.84 120,668 0.61 0.61 0.53 36
12.84 117,428 0.62 0.62 1.31 28
2.60
g
31,237 0.69 0.69 1.26 18
(30.83) 61,619 0.71 0.71 1.21 15
29.09 5,052 0.70 0.70 0.59 29
18.66 4,060 0.71 0.71 0.41 36
12.85 4,168 0.71 0.71 0.85 28
2.60
g
2,455 0.76 0.75 1.18 18
(30.88) 2,269 0.76 0.66 1.43 15
29.06 569 0.77 0.73 0.58 29
18.69 399 0.77 0.70 0.32 36
12.74 1,308 0.77 0.73 1 .21 28
2.53
g
80,691 0.85 0.79 1.14 18
(30.87) 96,691 0.86 0.68 1.06 15
29.13 175,169 0.85 0.73 0.56 29
18.62 158,190 0.86 0.72 0.40 36
12.77 175,643 0.87 0.77 1.19 28
2.41
g
34,349 0.90 0.90 1.05 18
(31.02) 36,527 0.99 0.96 0.89 15
28.62 9,152 1.06 1.06 0.26 29
18.26 5,638 1.01 1.01 0.10 36
12.50 4,122 1.02 1.02 0.92 28
3.36
g
1,912,615 0.60 0.00 1.92 18
(30.39) 2,057,533 0.61 0.00 1.77 15
30.03 2,183,791 0.60 0.00 1.31 29
19.52 1,527,006 0.61 0.00 1.14 36
13.62 1,487,781 0.62 0.00 1.94 28

Financial Highlights
(continued)
See Notes to Financial Statements
182
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:
10/31/23 $ 8 .62 $ 0 .25 $ 0 .53 $ 0 .78 $ ( 0 .31 ) $ — $ ( 0 .31 ) $ 9 .09
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
10/31/20 10 .30 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .41
10/31/19 10 .22 0 .26 0 .40 0 .66 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .30
Advisor Class:
10/31/23 8 .61 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .08
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
10/31/20 10 .29 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .40
10/31/19 10 .22 0 .26 0 .39 0 .65 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .29
Premier Class:
10/31/23 8 .73 0 .24 0 .54 0 .78 ( 0 .30 ) — ( 0 .30 ) 9 .21
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
10/31/20 10 .42 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .33 ) — ( 0 .33 ) 9 .52
10/31/19 10 .23 0 .25 0 .41 0 .66 ( 0 .18 ) ( 0 .29 ) ( 0 .47 ) 10 .42
Retirement Class:
10/31/23 8 .60 0 .23 0 .53 0 .76 ( 0 .29 ) — ( 0 .29 ) 9 .07
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
10/31/20 10 .29 0 .18 ( 0 .73 ) ( 0 .55 ) ( 0 .34 ) — ( 0 .34 ) 9 .40
10/31/19 10 .19 0 .25 0 .39 0 .64 ( 0 .25 ) ( 0 .29 ) ( 0 .54 ) 10 .29
Retail Class:
10/31/23 8 .62 0 .22 0 .52 0 .74 ( 0 .27 ) — ( 0 .27 ) 9 .09
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
10/31/20 10 .30 0 .15 ( 0 .73 ) ( 0 .58 ) ( 0 .31 ) — ( 0 .31 ) 9 .41
10/31/19 10 .18 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 10 .30
Class W:
10/31/23 8 .69 0 .32 0 .54 0 .86 ( 0 .39 ) — ( 0 .39 ) 9 .16
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
10/31/20 10 .35 0 .25 ( 0 .72 ) ( 0 .47 ) ( 0 .42 ) — ( 0 .42 ) 9 .46
10/31/19 10 .22 0 .33 0 .40 0 .73 ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 10 .35
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
183
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
9 .06% $ 62,099 0 .74% 0 .74% 2 .63% 114%
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
( 5 .51 ) 54,223 0 .71 0 .66 2 .06 100
7 .04 55,449 0 .71 0 .66 2 .68 87
9 .05 76 0 .77 0 .77 2 .57 114
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
( 5 .56 ) 69 0 .76 0 .71 2 .01 100
6 .96 84 0 .76 0 .71 2 .66 87
8 .85 68 0 .93 0 .91 2 .48 114
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
( 5 .71 ) 70 0 .91 0 .85 1 .85 100
6 .85 76 0 .89 0 .84 2 .53 87
8 .86 7,031 0 .99 0 .99 2 .38 114
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
( 5 .67 ) 3,259 0 .96 0 .84 1 .93 100
6 .86 3,113 0 .96 0 .84 2 .54 87
8 .58 853 1 .16 1 .12 2 .26 114
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
( 5 .93 ) 757 1 .44 1 .09 1 .60 100
6 .61 851 1 .35 1 .09 2 .26 87
9 .91 1,001,200 0 .74 0 .01 3 .37 114
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119
( 4 .97 ) 923,105 0 .71 0.00 2 .73 100
7 .85 926,729 0 .71 0.00 3 .38 87

Financial Highlights
(continued)
See Notes to Financial Statements
184
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:
10/31/23 $ 10 .25 $ 0 .35 $ 1 .27 $ 1 .62 $ ( 0 .26 ) $ — $ ( 0 .26 ) $ 11 .61
10/31/22 13 .82 0 .33 ( 3 .48 ) ( 3 .15 ) ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
10/31/20 11 .16 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .18 ) — ( 0 .18 ) 10 .34
10/31/19 10 .14 0 .31 0 .95 1 .26 ( 0 .24 ) — ( 0 .24 ) 11 .16
Advisor Class:
10/31/23 10 .24 0 .33 1 .27 1 .60 ( 0 .25 ) — ( 0 .25 ) 11 .59
10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
10/31/20 11 .16 0 .21 ( 0 .86 ) ( 0 .65 ) ( 0 .18 ) — ( 0 .18 ) 10 .33
10/31/19 10 .14 0 .30 0 .95 1 .25 ( 0 .23 ) — ( 0 .23 ) 11 .16
Premier Class:
10/31/23 10 .25 0 .32 1 .29 1 .61 ( 0 .24 ) — ( 0 .24 ) 11 .62
10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
10/31/20 11 .17 0 .15 ( 0 .81 ) ( 0 .66 ) ( 0 .17 ) — ( 0 .17 ) 10 .34
10/31/19 10 .13 0 .32 0 .92 1 .24 ( 0 .20 ) — ( 0 .20 ) 11 .17
Retirement Class:
10/31/23 10 .20 0 .32 1 .26 1 .58 ( 0 .23 ) — ( 0 .23 ) 11 .55
10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
10/31/20 11 .12 0 .20 ( 0 .86 ) ( 0 .66 ) ( 0 .16 ) — ( 0 .16 ) 10 .30
10/31/19 10 .11 0 .26 0 .96 1 .22 ( 0 .21 ) — ( 0 .21 ) 11 .12
Retail Class:
10/31/23 10 .20 0 .31 1 .28 1 .59 ( 0 .23 ) — ( 0 .23 ) 11 .56
10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
10/31/20 11 .13 0 .20 ( 0 .88 ) ( 0 .68 ) ( 0 .15 ) — ( 0 .15 ) 10 .30
10/31/19 10 .10 0 .27 0 .96 1 .23 ( 0 .20 ) — ( 0 .20 ) 11 .13
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
185
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .85% $ 715,703 0 .34% 0 .34% 2 .90% 30%
( 23 .47 ) 657,816 0 .37 0 .37 2 .85 15
35 .70 556,304 0 .36 0 .36 2 .68 12
( 5 .83 ) 338,692 0 .41 0 .40 2 .21 15
12 .77 192,475 0 .58 0 .40 3 .03 9
15 .69 11,987 0 .49 0 .49 2 .75 30
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
( 5 .96 ) 1,192 0 .52 0 .51 1 .99 15
12 .71 1,174 0 .66 0 .47 2 .89 9
15 .77 954 0 .50 0 .50 2 .70 30
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
( 5 .99 ) 438 0 .56 0 .55 1 .35 15
12 .55 1,754 0 .74 0 .55 3 .05 9
15 .58 629,526 0 .59 0 .59 2 .66 30
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12
( 6 .08 ) 162,780 0 .66 0 .65 1 .91 15
12 .40 59,932 0 .83 0 .65 2 .56 9
15 .61 28,059 0 .63 0 .63 2 .60 30
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
( 6 .18 ) 10,335 0 .72 0 .72 1 .89 15
12 .47 6,456 0 .92 0 .74 2 .62 9

186
Notes to Financial Statements
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-
Cap Growth Fund, Mid-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund,
Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund,
Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the
“Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
Fund Reorganization: At a special meeting held on October 3, 2022, shareholders of the Nuveen International Growth Fund, a series of Nuveen Investment Trust II (the "Target Fund"), approved the reorganization of the Target Fund into the International Opportunities
Fund (the "Acquiring Fund") (the "Reorganization"). The Reorganization became effective after the close of business on October 28,
2022. Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the
Reorganization.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

187
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
188
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Long-Term Investments
:
Common stocks $5,146,012,731 $— $— $5,146,012,731
Short-Term Investments
:
Government agency debt — 4,953,467 — 4,953,467
Repurchase agreement — 18,855,000 — 18,855,000
Total $5,146,012,731 $23,808,467 $— $5,169,821,198
1 1 1 1 1
Large-Cap Growth
Long-Term Investments
:
Common stocks $4,822,782,855 $283,811,682 $— $5,106,594,537
Short-Term Investments
:
Treasury debt — 12,200,554 — 12,200,554
Total $4,822,782,855 $296,012,236 $— $5,118,795,091
1 1 1 1 1
Large-Cap Value
Long-Term Investments
:
Common stocks $4,464,497,075 $— $7,267 $4,464,504,342
Short-Term Investments
:
Government agency debt — 13,700,971 — 13,700,971
Repurchase agreement — 5,925,000 — 5,925,000
Treasury debt — 11,186,025 — 11,186,025
Total $4,464,497,075 $30,811,996 $7,267 $4,495,316,338
1 1 1 1 1

189
Fund Level 1 Level 2 Level 3 Total
Mid-Cap Growth
Long-Term Investments
:
Common stocks $838,797,909 $50,478,958 $1,537 $889,278,404
Rights/Warrants 704,961 — — 704,961
Short-Term Investments
:
Repurchase agreement — 1,750,000 — 1,750,000
Investments purchased with collateral from securities lending 30,620,825 — — 30,620,825
Total $870,123,695 $52,228,958 $1,537 $922,354,190
1 1 1 1 1
Mid-Cap Value
Long-Term Investments
:
Common stocks $1,503,941,350 $— $— $1,503,941,350
Short-Term Investments
:
Government agency debt — 4,953,467 — 4,953,467
Repurchase agreement — 3,085,000 — 3,085,000
Investments purchased with collateral from securities lending 3,103,340 — — 3,103,340
Total $1,507,044,690 $8,038,467 $— $1,515,083,157
1 1 1 1 1
Quant Small-Cap Equity
Long-Term Investments
:
Common stocks $2,371,078,810 $— $— $2,371,078,810
Short-Term Investments
:
Government agency debt — 9,924,146 — 9,924,146
Repurchase agreement — 16,087,000 — 16,087,000
Treasury debt — 13,482,894 — 13,482,894
Investments purchased with collateral from securities lending 17,561,048 — — 17,561,048
Investments in Derivatives
:
Futures contracts* (1,870,153) — — (1,870,153)
Total $2,386,769,705 $39,494,040 $— $2,426,263,745
1 1 1 1 1
Quant Small/Mid-Cap Equity
Long-Term Investments
:
Common stocks $1,002,402,029 $— $418 $1,002,402,447
Short-Term Investments
:
Repurchase agreement — 1,066,000 — 1,066,000
Investments purchased with collateral from securities lending 3,418,953 — — 3,418,953
Total $1,005,820,982 $1,066,000 $418 $1,006,887,400
1 1 1 1 1
Social Choice Equity
Long-Term Investments
:
Common stocks $5,417,549,240 $— $— $5,417,549,240
Short-Term Investments
:
Government agency debt — 4,999,286 — 4,999,286
Repurchase agreement — 3,409,000 — 3,409,000
Investments purchased with collateral from securities lending 12,789,902 — — 12,789,902
Investments in Derivatives
:
Futures contracts* (149,625) — — (149,625)
Total $5,430,189,517 $8,408,286 $— $5,438,597,803
1 1 1 1 1
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,101,705,903 $— $— $1,101,705,903
Short-Term Investments
:
Repurchase agreement — 6,663,000 — 6,663,000
Treasury debt — 166,853 — 166,853
Investments purchased with collateral from securities lending 677,040 — — 677,040
Investments in Derivatives
:
Futures contracts* (183,272) — — (183,272)
Total $1,102,199,671 $6,829,853 $— $1,109,029,524
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $450,869,045 $947,801,658 $223 $1,398,670,926
Rights/Warrants 13,005 — — 13,005
Short-Term Investments
:
Government agency debt — 38,594,368 — 38,594,368
Repurchase agreement — 36,446,000 — 36,446,000
Treasury debt — 58,870,859 — 58,870,859
Investments purchased with collateral from securities lending 1,094,907 — — 1,094,907
Total $451,976,957 $1,081,712,885 $223 $1,533,690,065
1 1 1 1 1

Notes to Financial Statements
(continued)
190
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $402,844,803 $5,591,750,491 $— $5,994,595,294
Short-Term Investments
:
Government agency debt — 10,279,735 — 10,279,735
Repurchase agreement — 58,391,000 — 58,391,000
Treasury debt — 25,873,633 — 25,873,633
Total $402,844,803 $5,686,294,859 $— $6,089,139,662
1 1 1 1 1
International Opportunities
Long-Term Investments
:
Common stocks $500,742,795 $1,609,589,290 $1,504 $2,110,333,589
Rights/Warrants 17,927 1,342 — 19,269
Short-Term Investments
:
Government agency debt — 38,127,215 — 38,127,215
Treasury debt — 18,478,494 — 18,478,494
Investments purchased with collateral from securities lending 8,523,294 — — 8,523,294
Total $509,284,016 $1,666,196,341 $1,504 $2,175,481,861
1 1 1 1 1
Quant International Small-Cap Equity
Long-Term Investments
:
Common stocks $103,953,789 $963,545,679 $151,738 $1,067,651,206
Investments purchased with collateral from securities lending 1,777,607 — — 1,777,607
Total $105,731,396 $963,545,679 $151,738 $1,069,428,813
1 1 1 1 1
Social Choice International Equity
Long-Term Investments
:
Common stocks $14,653,787 $1,347,984,527 $— $1,362,638,314
Short-Term Investments
:
Government agency debt — 2,959,578 — 2,959,578
Repurchase agreement — 8,361,000 — 8,361,000
Treasury debt — 4,995,600 — 4,995,600
Investments purchased with collateral from securities lending 9,341,095 — — 9,341,095
Investments in Derivatives
:
Futures contracts* (222,909) — — (222,909)
Total $23,771,973 $1,364,300,705 $— $1,388,072,678
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

191
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Mid-Cap Growth $30,314,395 $30,620,825 $241,065 $30,861,890
Mid-Cap Value 3,010,166 3,103,340 – 3,103,340
Quant Small-Cap Equity 22,842,486 17,561,048 5,758,691 23,319,739
Quant Small/Mid-Cap Equity 7,499,636 3,418,953 4,114,960 7,533,913
Social Choice Equity 13,259,679 12,789,902 788,765 13,578,667
Social Choice Low Carbon Equity 1,073,350 677,040 411,195 1,088,235
Emerging Markets Equity 11,859,955 1,094,907 12,119,221 13,214,128
International Opportunities 39,192,664 8,523,294 32,589,202 41,112,496
Quant International Small-Cap Equity 19,946,882 1,777,607 19,360,244 21,137,851
Social Choice International Equity 11,458,347 9,341,095 3,000,114 12,341,209
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Growth & Income $ 5,680,649,542 $ 6,338,530,674
2.2
Large-Cap Growth 2,189,100,405 2,782,249,284
2.3
Large-Cap Value 1,077,130,093 1,619,018,488
2.4
Mid-Cap Growth 396,485,025 595,433,226
2.5
Mid-Cap Value 1,311,564,243 1,479,597,192
2.6
Quant Small-Cap Equity 1,966,058,335 2,134,434,089
2.7
Quant Small/Mid-Cap Equity 969,768,248 1,182,528,549
2.8
Social Choice Equity 905,683,644 1,816,557,911
2.9
Social Choice Low Carbon Equity 297,588,510 317,055,636
3.01
Emerging Markets Equity 1,026,787,032 1,196,308,573
3.1
International Equity 1,193,791,314 1,671,684,052
3.2
International Opportunities 417,201,455 594,336,703
3.3
Quant International Small-Cap Equity 1,324,196,075 1,534,158,028
3.4
Social Choice International Equity 511,269,740 418,966,238

Notes to Financial Statements
(continued)
192
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Options:  Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a
“financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Portfolio of investments.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statement of
Operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statement of
Operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statement of Operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period was as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small-Cap Equity $ 24,454,005
2.8
Social Choice Equity 21,253,615
2.9
Social Choice Low Carbon Equity 7,803,561
3.4
Social Choice International Equity 14,089,866
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Average Notional Amount of Options Contracts Purchased
Outstanding*
2.1
Growth & Income $ 16,268
Fund
Average Notional Amount of Options Contracts Written
Outstanding*
2.1
Growth & Income $ (5,125,644)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

193
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small-Cap Equity Fund
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (1,870,153)
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(149,625)
1 1 1 1 1 1 1 1
Social Choice Low Carbon Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(183,272)
1 1 1 1 1 1 1 1
Social Choice International Equity Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(222,909)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.1
Growth & Income Fund
Written option contracts Equity $ 1,402,499 $ (2,869,338)
2.6
Quant Small-Cap Equity Fund
Futures contracts Equity (102,447) (3,288,696)
2.8
Social Choice Equity Fund
Futures contracts Equity 2,475,704 (1,004,885)
2.9
Social Choice Low Carbon Equity Fund
Futures contracts Equity 1,800,879 (482,002)
3.4
Social Choice International Equity Fund
Futures contracts Equity 2,558,436 (414,957)

Notes to Financial Statements
(continued)
194
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/23
Year Ended
10/31/22
2.1
Growth & Income Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 5,836,911 $ 77,375,803 8,490,053 $ 130,746,149
Advisor Class 66,271 957,193 89,305 1,421,455
Premier Class 58,861 836,429 42,495 662,024
Retirement Class 847,898 12,399,595 641,804 10,344,439
Retail Class 1,066,600 23,020,356 1,492,125 35,037,623
Class W 15,152,326 198,864,254 20,899,113 299,996,084
Total subscriptions 23,028,867 313,453,630 31,654,895 478,207,774
Reinvestments of distributions:
Institutional Class 8,789,472 111,691,143 17,832,373 301,560,693
Advisor Class 17,917 228,420 33,263 562,755
Premier Class 55,653 708,617 201,823 3,432,406
Retirement Class 2,490,097 32,528,002 5,413,062 94,124,567
Retail Class 3,397,446 66,947,456 7,365,804 188,296,167
Class W 10,835,970 136,316,498 25,074,381 427,267,439
Total reinvestments of distributions 25,586,555 348,420,136 55,920,706 1,015,244,027
Redemptions:
Institutional Class (19,765,671) (274,245,055) (25,410,724) (394,600,558)
Advisor Class (48,755) (649,153) (69,019) (1,059,066)
Premier Class (343,208) (4,951,560) (658,497) (10,251,892)
Retirement Class (4,306,009) (61,272,015) (5,070,876) (81,527,001)
Retail Class (4,842,094) (103,341,168) (4,092,978) (93,969,596)
Class W (37,040,728) (524,259,086) (31,518,130) (496,827,353)
Total redemptions (66,346,465) (968,718,037) (66,820,224) (1,078,235,466)
Net increase (decrease) from shareholder transactions (17,731,043) $ (306,844,271) 20,755,377 $ 415,216,335
Year Ended
10/31/23
Year Ended
10/31/22
2.2
Large-Cap Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 8,596,849 $ 160,967,158 14,981,051 $ 302,444,472
Advisor Class 15,889 314,591 96,786 2,211,313
Premier Class 95,171 1,762,839 173,974 3,407,594
Retirement Class 2,095,862 41,264,346 895,853 18,053,754
Retail Class 1,593,786 30,962,118 1,916,865 39,782,138
Class W 13,425,170 252,888,169 24,427,453 466,466,389
Total subscriptions 25,822,727 488,159,221 42,491,982 832,365,660
Reinvestments of distributions:
Institutional Class 278,362 4,623,586 7,531,805 180,688,008
Advisor Class 686 11,383 20,569 493,249
Premier Class 1,637 27,185 61,012 1,463,685
Retirement Class 18,357 301,793 1,822,257 43,242,143
Retail Class 88,510 1,463,076 5,499,306 131,323,453
Class W 1,065,651 17,679,144 12,901,904 309,387,666
Total reinvestments of distributions 1,453,203 24,106,167 27,836,853 666,598,204
Redemptions:
Institutional Class (19,438,620) (356,433,008) (20,654,785) (416,502,427)
Advisor Class (62,318) (1,070,074) (95,716) (1,893,804)
Premier Class (412,955) (8,020,575) (145,540) (2,956,166)
Retirement Class (2,255,408) (41,859,700) (3,982,522) (81,059,809)
Retail Class (4,430,891) (83,221,061) (5,590,529) (109,376,418)
Class W (31,710,984) (598,070,577) (23,020,176) (455,263,080)
Total redemptions (58,311,176) (1,088,674,995) (53,489,268) (1,067,051,704)
Net increase (decrease) from shareholder transactions (31,035,246) $ (576,409,607) 16,839,567 $ 431,912,160

195
Year Ended
10/31/23
Year Ended
10/31/22
2.3
Large-Cap Value Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 11,310,657 $ 223,723,159 13,008,661 $ 265,829,866
Advisor Class 6,025 118,229 6,178 119,195
Premier Class 493,688 9,789,623 563,356 11,551,573
Retirement Class 3,140,859 60,966,521 3,255,980 65,280,711
Retail Class 214,585 4,019,654 584,468 11,557,732
Class W 10,714,577 210,500,816 15,818,173 309,346,128
Total subscriptions 25,880,391 509,118,002 33,236,816 663,685,205
Reinvestments of distributions:
Institutional Class 5,413,517 103,452,307 7,412,476 158,256,372
Advisor Class 1,143 21,826 1,501 32,012
Premier Class 205,487 3,922,746 311,289 6,636,672
Retirement Class 1,421,753 27,084,386 2,029,223 43,181,838
Retail Class 459,125 8,291,792 652,460 13,205,794
Class W 7,272,528 138,905,276 11,554,815 246,579,754
Total reinvestments of distributions 14,773,553 281,678,333 21,961,764 467,892,442
Redemptions:
Institutional Class (13,839,934) (271,551,079) (9,941,840) (206,536,421)
Advisor Class (1,799) (35,024) (4,880) (93,069)
Premier Class (2,572,170) (51,041,537) (810,031) (16,550,354)
Retirement Class (3,532,950) (69,689,694) (3,210,189) (65,540,839)
Retail Class (860,073) (16,015,204) (562,701) (10,815,715)
Class W (34,469,435) (688,281,406) (29,324,906) (608,893,695)
Total redemptions (55,276,361) (1,096,613,944) (43,854,547) (908,430,093)
Net increase (decrease) from shareholder transactions (14,622,417) $ (305,817,609) 11,344,033 $ 223,147,554
Year Ended
10/31/23
Year Ended
10/31/22
2.4
Mid-Cap Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 761,900 $ 13,662,934 1,247,820 $ 28,664,645
Advisor Class 8,523 151,391 17,362 416,895
Premier Class 128,677 2,254,873 209,301 4,632,804
Retirement Class 435,812 7,451,690 1,283,953 28,803,740
Retail Class 257,150 4,314,503 441,189 8,412,668
Total subscriptions 1,592,062 27,835,391 3,199,625 70,930,752
Reinvestments of distributions:
Institutional Class 200,541 3,369,082 5,508,790 134,634,833
Advisor Class 48 804 37,350 912,074
Premier Class 6,871 114,134 311,852 7,531,219
Retirement Class 57,447 915,705 2,903,192 67,266,962
Retail Class 38,263 607,615 1,591,397 36,761,274
Total reinvestments of distributions 303,170 5,007,340 10,352,581 247,106,362
Redemptions:
Institutional Class (7,499,080) (131,405,678) (7,303,974) (146,023,493)
Advisor Class (8,991) (163,676) (289,345) (6,181,152)
Premier Class (1,076,549) (19,275,587) (760,805) (15,540,024)
Retirement Class (3,242,935) (54,613,323) (3,446,493) (62,640,317)
Retail Class (1,178,524) (19,900,120) (1,294,532) (24,714,782)
Total redemptions (13,006,079) (225,358,384) (13,095,149) (255,099,768)
Net increase (decrease) from shareholder transactions (11,110,847) $ (192,515,653) 457,057 $ 62,937,346

Notes to Financial Statements
(continued)
196
Year Ended
10/31/23
Year Ended
10/31/22
2.5
Mid-Cap Value Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 2,833,140 $ 43,612,111 2,583,227 $ 47,301,175
Advisor Class 635 10,089 16,721 305,463
Premier Class 315,069 4,927,530 257,898 4,608,802
Retirement Class 786,057 12,077,784 424,665 7,699,439
Retail Class 256,077 3,839,590 429,921 7,716,476
Total subscriptions 4,190,978 64,467,104 3,712,432 67,631,355
Reinvestments of distributions:
Institutional Class 9,382,788 142,899,864 8,990,595 169,742,430
Advisor Class 3,309 50,331 2,256 42,537
Premier Class 472,687 7,189,571 518,991 9,782,982
Retirement Class 4,041,878 60,991,942 4,138,281 77,510,009
Retail Class 1,794,076 26,032,046 1,652,387 29,908,188
Total reinvestments of distributions 15,694,738 237,163,754 15,302,510 286,986,146
Redemptions:
Institutional Class (9,869,995) (154,870,516) (9,973,040) (185,727,442)
Advisor Class (3,712) (56,801) (11,901) (218,577)
Premier Class (2,116,560) (32,011,443) (1,162,654) (21,121,777)
Retirement Class (4,862,849) (74,525,734) (5,469,080) (98,836,684)
Retail Class (1,329,563) (19,488,486) (1,284,057) (22,257,535)
Total redemptions (18,182,679) (280,952,980) (17,900,732) (328,162,015)
Net increase (decrease) from shareholder transactions 1,703,037 $ 20,677,878 1,114,210 $ 26,455,486
Year Ended
10/31/23
Year Ended
10/31/22
2.6
Quant Small-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 11,916,915 $ 191,173,401 16,126,576 $ 276,499,544
Advisor Class 11,620 196,454 22,496 363,757
Premier Class 533,640 8,556,994 484,253 8,313,921
Retirement Class 2,399,475 36,860,416 1,793,463 32,286,648
Retail Class 560,914 8,539,269 453,653 7,447,328
Class W 3,035,575 47,729,103 4,998,057 81,506,587
Total subscriptions 18,458,139 293,055,637 23,878,498 406,417,785
Reinvestments of distributions:
Institutional Class 5,912,184 90,752,021 14,531,570 269,705,941
Advisor Class 3,412 52,375 6,108 113,370
Premier Class 230,211 3,508,417 764,693 14,093,294
Retirement Class 1,442,016 21,284,154 4,513,938 80,709,212
Retail Class 505,471 7,324,277 1,535,785 26,999,078
Class W 2,333,044 35,742,230 7,552,097 140,015,877
Total reinvestments of distributions 10,426,338 158,663,474 28,904,191 531,636,772
Redemptions:
Institutional Class (12,379,357) (202,339,757) (4,335,640) (80,106,200)
Advisor Class (23,124) (366,050) (1,966) (30,180)
Premier Class (2,505,266) (40,170,898) (1,179,900) (19,937,097)
Retirement Class (3,172,897) (48,562,528) (3,446,184) (57,477,667)
Retail Class (894,414) (13,531,328) (899,152) (15,032,455)
Class W (11,005,574) (180,387,591) (11,393,795) (206,193,627)
Total redemptions (29,980,632) (485,358,152) (21,256,637) (378,777,226)
Net increase (decrease) from shareholder transactions (1,096,155) $ (33,639,041) 31,526,052 $ 559,277,331

197
Year Ended
10/31/23
Year Ended
10/31/22
2.7
Quant Small/Mid-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 3,506,520 $ 42,543,329 2,031,284 $ 27,012,964
Advisor Class 1,503,636 18,799,259 817,462 11,493,848
Premier Class – – 610 8,643
Retirement Class 7,607,800 94,870,828 14,111,284 191,972,746
Retail Class 386,180 4,757,185 562,167 8,296,946
Class W 1,966,233 24,590,891 17,755,879 235,490,837
Total subscriptions 14,970,369 185,561,492 35,278,686 474,275,984
Reinvestments of distributions:
Institutional Class 399,271 4,767,290 711,077 10,538,161
Advisor Class 97,241 1,163,005 110,421 1,639,747
Premier Class – – 814 12,150
Retirement Class 1,629,553 19,326,503 1,243,075 18,322,925
Retail Class 98,768 1,171,387 215,044 3,167,605
Class W 5,052,909 60,331,731 10,954,592 162,456,600
Total reinvestments of distributions 7,277,742 86,759,916 13,235,023 196,137,188
Redemptions:
Institutional Class (2,657,154) (32,892,398) (988,785) (14,019,893)
Advisor Class (320,588) (4,101,637) (340,481) (4,545,705)
Premier Class – – (5,247) (67,861)
Retirement Class (2,000,907) (24,744,453) (328,664) (4,910,103)
Retail Class (275,130) (3,360,050) (359,687) (5,028,032)
Class W (27,293,415) (345,411,503) (14,575,649) (213,407,482)
Total redemptions (32,547,194) (410,510,041) (16,598,513) (241,979,076)
Net increase (decrease) from shareholder transactions (10,299,083) $ (138,188,633) 31,915,196 $ 428,434,096
Year Ended
10/31/23
Year Ended
10/31/22
2.8
Social Choice Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 17,453,477 $ 410,513,864 26,193,208 $ 679,611,546
Advisor Class 320,131 7,460,838 214,091 5,596,223
Premier Class 501,570 11,776,220 532,765 13,799,464
Retirement Class 1,215,413 30,316,983 1,167,869 30,641,791
Retail Class 980,499 20,181,765 2,648,384 60,548,759
Total subscriptions 20,471,090 480,249,670 30,756,317 790,197,783
Reinvestments of distributions:
Institutional Class 8,697,336 197,777,413 17,427,754 486,234,335
Advisor Class 70,354 1,598,445 134,525 3,750,561
Premier Class 138,358 3,135,205 346,056 9,616,910
Retirement Class 1,506,586 34,952,806 3,091,900 87,902,705
Retail Class 1,447,972 28,452,626 2,702,625 65,619,749
Total reinvestments of distributions 11,860,606 265,916,495 23,702,860 653,124,260
Redemptions:
Institutional Class (50,882,097) (1,199,830,114) (35,014,554) (888,621,580)
Advisor Class (278,753) (6,662,844) (414,757) (10,581,744)
Premier Class (2,015,630) (48,871,789) (1,544,503) (39,671,922)
Retirement Class (6,671,668) (160,605,587) (4,009,215) (101,768,473)
Retail Class (2,998,691) (61,649,899) (3,214,352) (70,851,820)
Total redemptions (62,846,839) (1,477,620,233) (44,197,381) (1,111,495,539)
Net increase (decrease) from shareholder transactions (30,515,143) $ (731,454,068) 10,261,796 $ 331,826,504

Notes to Financial Statements
(continued)
198
Year Ended
10/31/23
Year Ended
10/31/22
2.9
Social Choice Low Carbon Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,201,480 $ 75,022,506 12,217,458 $ 225,663,997
Advisor Class 40,604 716,072 257,725 5,005,498
Premier Class 75,099 1,325,866 85,087 1,590,092
Retirement Class 3,050,217 54,647,984 5,806,424 108,015,414
Retail Class 480,733 8,573,133 646,443 12,428,543
Total subscriptions 7,848,133 140,285,561 19,013,137 352,703,544
Reinvestments of distributions:
Institutional Class 400,725 6,788,288 939,411 19,079,440
Advisor Class 7,781 131,732 18,240 370,080
Premier Class 5,737 97,420 15,729 320,111
Retirement Class 508,905 8,580,131 1,453,537 29,390,504
Retail Class 49,616 837,526 165,170 3,341,379
Total reinvestments of distributions 972,764 16,435,097 2,592,087 52,501,514
Redemptions:
Institutional Class (7,051,616) (124,431,228) (6,004,414) (109,525,821)
Advisor Class (275,317) (5,066,489) (99,286) (1,779,612)
Premier Class (141,499) (2,581,379) (30,280) (539,660)
Retirement Class (1,916,430) (34,177,884) (318,448) (5,673,242)
Retail Class (405,558) (7,205,792) (509,775) (9,477,384)
Total redemptions (9,790,420) (173,462,772) (6,962,203) (126,995,719)
Net increase (decrease) from shareholder transactions (969,523) $ (16,742,114) 14,643,021 $ 278,209,339
Year Ended
10/31/23
Year Ended
10/31/22
3.01
Emerging Markets Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,237,763 $ 32,243,665 6,576,268 $ 51,872,443
Advisor Class 832 6,900 24,644 190,001
Premier Class 111,669 848,039 127,351 1,022,624
Retirement Class 988,139 7,543,670 770,394 6,369,796
Retail Class 297,099 2,312,179 256,070 2,106,674
Class W 35,544,822 271,575,651 96,610,410 736,055,178
Total subscriptions 41,180,324 314,530,104 104,365,137 797,616,716
Reinvestments of distributions:
Institutional Class 15,028 110,456 6,287,030 57,149,105
Advisor Class 4 29 636 5,799
Premier Class 193 1,418 224,863 2,046,257
Retirement Class 1,366 10,002 2,100,518 19,009,686
Retail Class – – 187,808 1,707,178
Class W 1,536,230 11,306,655 28,789,939 261,412,650
Total reinvestments of distributions 1,552,821 11,428,560 37,590,794 341,330,675
Redemptions:
Institutional Class (6,345,619) (47,908,576) (8,938,105) (73,621,431)
Advisor Class (14,666) (107,648) (11,980) (83,207)
Premier Class (611,711) (4,813,550) (156,811) (1,314,333)
Retirement Class (2,224,386) (16,883,952) (1,944,866) (16,269,473)
Retail Class (355,858) (2,726,559) (314,784) (2,637,789)
Class W (66,029,213) (504,863,996) (30,280,297) (261,953,506)
Total redemptions (75,581,453) (577,304,281) (41,646,843) (355,879,739)
Net increase (decrease) from shareholder transactions (32,848,308) $ (251,345,617) 100,309,088 $ 783,067,652

199
Year Ended
10/31/23
Year Ended
10/31/22
3.1
International Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 14,257,274 $ 174,657,876 33,823,666 $ 397,769,775
Advisor Class 2,364 30,001 47,398 559,376
Premier Class 613,139 7,392,328 815,790 10,081,202
Retirement Class 1,471,827 18,619,739 1,767,094 22,741,969
Retail Class 658,303 4,878,591 886,963 6,822,574
Class W 23,315,241 288,358,060 130,258,327 1,411,129,296
Total subscriptions 40,318,148 493,936,595 167,599,238 1,849,104,192
Reinvestments of distributions:
Institutional Class 4,376,215 50,413,993 5,311,735 73,939,350
Advisor Class 3,981 46,930 5,357 76,281
Premier Class 114,195 1,314,382 144,316 2,007,432
Retirement Class 514,074 6,179,175 768,439 11,150,053
Retail Class 977,250 6,821,204 1,301,068 11,137,143
Class W 7,295,845 84,267,010 6,948,596 96,863,433
Total reinvestments of distributions 13,281,560 149,042,694 14,479,511 195,173,692
Redemptions:
Institutional Class (29,605,333) (358,313,811) (20,613,377) (254,136,131)
Advisor Class (46,005) (567,738) (56,802) (691,357)
Premier Class (3,023,139) (38,121,584) (764,750) (9,807,232)
Retirement Class (4,820,677) (61,606,701) (4,974,263) (62,428,214)
Retail Class (2,728,994) (20,157,718) (2,724,032) (20,426,949)
Class W (88,029,202) (1,068,979,171) (26,768,058) (329,829,265)
Total redemptions (128,253,350) (1,547,746,723) (55,901,282) (677,319,148)
Net increase (decrease) from shareholder transactions (74,653,642) $ (904,767,434) 126,177,467 $ 1,366,958,736
Year Ended
10/31/23
Year Ended
10/31/22
3.2
International Opportunities Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,498,600 $ 20,511,064 1,720,240 $ 26,529,785
Advisor Class 145,326 1,980,018 492,704 6,350,328
Premier Class 15,835 224,870 151,295 2,406,932
Retirement Class 62,307 873,823 92,630 1,391,678
Retail Class 390,013 5,432,861 188,107 2,683,186
Class W 23,017,235 315,543,747 31,181,323 464,581,709
Total subscriptions 25,129,316 344,566,383 33,826,299 503,943,618
Fund reorganization (see note 1):
Institutional Class – – 1,697,847 21,358,920
Advisor Class – – 4,192,145 52,653,335
Retail Class – – 2,349,147 29,505,285
Class W – – 28,598,123 360,050,363
Total reorganization – – 36,837,262 463,567,903
Reinvestments of distributions:
Institutional Class 4,498 59,920 743,067 12,354,256
Advisor Class 920 12,237 28,435 448,767
Premier Class 64 859 2,169 28,580
Retirement Class 3,147 41,756 787,831 13,179,220
Retail Class 177 2,347 41,216 688,189
Class W 232,878 3,104,263 12,406,777 203,729,523
Total reinvestments of distributions 241,684 3,221,382 14,009,495 230,428,535
Redemptions:
Institutional Class (1,981,548) (27,822,718) (1,077,062) (15,686,155)
Advisor Class (2,645,531) (35,981,040) (30,553) (475,597)
Premier Class (5,959) (85,658) (995) (13,696)
Retirement Class (1,508,628) (20,862,527) (2,014,103) (30,428,952)
Retail Class (629,844) (8,677,153) (116,497) (1,758,640)
Class W (39,577,122) (552,103,316) (17,529,734) (251,578,035)
Total redemptions (46,348,632) (645,532,412) (20,768,944) (299,941,075)
Net increase (decrease) from shareholder transactions (20,977,632) $ (297,744,647) 63,904,112 $ 897,998,981

Notes to Financial Statements
(continued)
200
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Year Ended
10/31/23
Year Ended
10/31/22
3.3
Quant International Small-Cap Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 481,377 $ 4,580,068 1,015,089 $ 10,412,826
Advisor Class 1,063 10,500 – –
Premier Class – – – –
Retirement Class 64,908 621,436 719,058 7,229,214
Retail Class 4,692 47,336 6,966 75,837
Class W 9,003,935 85,439,265 17,098,702 168,518,734
Total subscriptions 9,555,975 90,698,605 18,839,815 186,236,611
Reinvestments of distributions:
Institutional Class 246,987 2,264,874 477,425 5,394,899
Advisor Class – – – –
Premier Class – – – –
Retirement Class 31,212 285,902 23,679 267,572
Retail Class 2,802 25,779 5,279 59,813
Class W 4,848,269 44,458,629 8,621,993 97,600,960
Total reinvestments of distributions 5,129,270 47,035,184 9,128,376 103,323,244
Redemptions:
Institutional Class (1,648,137) (15,784,111) (806,177) (8,392,506)
Advisor Class – – – –
Premier Class – – – –
Retirement Class (304,494) (2,908,646) (130,592) (1,306,110)
Retail Class (9,254) (88,434) (7,647) (80,518)
Class W (33,267,454) (319,494,946) (15,191,250) (160,256,693)
Total redemptions (35,229,339) (338,276,137) (16,135,666) (170,035,827)
Net increase (decrease) from shareholder transactions (20,544,094) $ (200,542,348) 11,832,525 $ 119,524,028
Year Ended
10/31/23
Year Ended
10/31/22
3.4
Social Choice International Equity Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 16,877,883 $ 199,416,898 32,956,696 $ 386,940,795
Advisor Class 394,435 4,709,960 895,856 9,767,041
Premier Class 29,726 354,765 6,715 78,149
Retirement Class 9,305,220 110,445,196 15,949,816 190,021,816
Retail Class 825,344 9,987,563 989,522 12,210,822
Total subscriptions 27,432,608 324,914,382 50,798,605 599,018,623
Reinvestments of distributions:
Institutional Class 990,732 11,205,179 837,545 11,047,222
Advisor Class 16,411 185,604 4,833 63,694
Premier Class 556 6,305 750 9,913
Retirement Class 959,037 10,817,941 885,076 11,638,754
Retail Class 40,581 458,165 48,209 634,425
Total reinvestments of distributions 2,007,317 22,673,194 1,776,413 23,394,008
Redemptions:
Institutional Class (20,432,948) (249,749,819) (9,861,747) (112,953,530)
Advisor Class (216,827) (2,629,020) (245,872) (2,476,276)
Premier Class (8,517) (102,735) (2,912) (32,711)
Retirement Class (634,227) (7,768,805) (91,973) (1,070,872)
Retail Class (521,218) (6,281,126) (542,892) (6,540,478)
Total redemptions (21,813,737) (266,531,505) (10,745,396) (123,073,867)
Net increase (decrease) from shareholder transactions 7,626,188 $ 81,056,071 41,829,622 $ 499,338,764

201
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in passive foreign investment companies, net operating losses, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, and taxable overdistribution. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Growth & Income $3,834,495,554 $1,481,568,372 $(146,242,728) $1,335,325,644
2.2
Large-Cap Growth 3,089,854,875 2,225,531,989 (196,591,773) 2,028,940,216
2.3
Large-Cap Value 3,333,842,834 1,304,040,531 (142,567,027) 1,161,473,504
2.4
Mid-Cap Growth 929,832,165 153,594,771 (161,072,746) (7,477,975)
2.5
Mid-Cap Value 1,439,046,704 180,133,380 (104,096,927) 76,036,453
2.6
Quant Small-Cap Equity 2,340,420,154 403,492,216 (317,648,625) 85,843,591
2.7
Quant Small/Mid-Cap Equity 934,145,023 163,995,925 (91,253,548) 72,742,377
2.8
Social Choice Equity 3,787,345,378 2,038,571,425 (387,319,000) 1,651,252,425
2.9
Social Choice Low Carbon Equity 1,039,466,780 190,012,277 (120,449,533) 69,562,744
3.01
Emerging Markets Equity 1,667,408,233 165,836,483 (299,554,651) (133,718,168)
3.1
International Equity 5,271,290,711 1,160,023,729 (342,174,778) 817,848,951
3.2
International Opportunities 1,920,462,448 532,277,895 (277,258,482) 255,019,413
3.3
Quant International Small-Cap Equity 1,124,818,009 83,128,531 (138,517,727) (55,389,196)
3.4
Social Choice International Equity 1,388,591,715 137,071,232 (137,590,269) (519,037)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Growth & Income $150,318,716 $829,891,273 $1,335,303,148 $– $– $(184,682) $2,315,328,455
2.2
Large-Cap Growth 18,726,424 – 2,028,922,755 (30,156,425) – (140,159) 2,017,352,595
2.3
Large-Cap Value 137,352,447 254,004,132 1,161,470,611 – – (183,372) 1,552,643,818
2.4
Mid-Cap Growth – – (7,477,979) (139,158,178) – (56,796) (146,692,953)
2.5
Mid-Cap Value 18,210,748 – 76,036,246 (71,585,003) – (128,606) 22,533,385
2.6
Quant Small-Cap Equity 20,262,729 29,905,359 85,843,591 – – (89,294) 135,922,385
2.7
Quant Small/Mid-Cap Equity 9,149,741 17,921,159 72,742,377 – – (16,036) 99,797,241
2.8
Social Choice Equity 73,473,021 240,566,692 1,651,252,425 – – (114,971) 1,965,177,167
2.9
Social Choice Low Carbon Equity 16,418,147 – 69,562,744 – – (8,800) 85,972,091
3.01
Emerging Markets Equity 60,674,606 – (136,354,160) (392,897,153) – (43,452) (468,620,159)
3.1
International Equity 179,256,605 – 816,654,473 (469,316,239) – (161,118) 526,433,721
3.2
International Opportunities 41,075,278 – 254,879,852 (765,261,798) – (49,706) (469,356,374)
3.3
Quant International Small-Cap Equity 40,092,699 – (57,672,813) (175,413,893) – (19,574) (193,013,581)
3.4
Social Choice International Equity 44,485,488 – (610,733) (17,660,898) – (9,392) 26,204,465

Notes to Financial Statements
(continued)
202
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-
kind redemption). For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds received the following amounts from net capital gains and in-kind redemptions transactions:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
2.1
Growth & Income $ 71,213,086 $ 321,647,144 $ 294,227,402 $ 796,209,907
2.2
Large-Cap Growth 24,347,575 – 320,994,450 363,177,478
2.3
Large-Cap Value 91,712,631 192,856,957 82,151,692 389,785,204
2.4
Mid-Cap Growth 5,026,865 – 49,490,967 198,589,104
2.5
Mid-Cap Value 49,254,478 189,016,300 131,807,949 156,539,967
2.6
Quant Small-Cap Equity 26,204,855 132,786,805 215,551,902 317,370,612
2.7
Quant Small/Mid-Cap Equity 13,065,386 73,777,892 113,426,289 82,962,463
2.8
Social Choice Equity 95,352,360 182,366,385 214,455,378 463,819,118
2.9
Social Choice Low Carbon Equity 11,676,669 6,418,358 23,294,379 35,614,755
3.01
Emerging Markets Equity 11,428,580 – 218,358,924 123,042,526
3.1
International Equity 151,962,741 – 199,887,332 –
3.2
International Opportunities 3,225,100 – 70,973,021 159,526,627
3.3
Quant International Small-Cap Equity 47,040,438 – 55,918,997 47,416,556
3.4
Social Choice International Equity 28,266,683 – 25,155,629 4,804,991
Fund Short-Term Long-Term Total
2.1
Growth & Income $ – $ – $ –
2.2
Large-Cap Growth 29,665,652 490,773 30,156,425
2.3
Large-Cap Value – – –
2.4
Mid-Cap Growth 101,284,395 37,873,783 139,158,178
2.5
Mid-Cap Value 51,285,445 20,299,558 71,585,003
2.6
Quant Small-Cap Equity – – –
2.7
Quant Small/Mid-Cap Equity – – –
2.8
Social Choice Equity – – –
2.9
Social Choice Low Carbon Equity – – –
3.01
Emerging Markets Equity 212,030,616 180,866,537 392,897,153
3.1
International Equity 257,044,008 212,272,231 469,316,239
3.2
International Opportunities* 660,880,379 104,381,419 765,261,798
3.3
Quant International Small-Cap Equity 141,293,019 34,120,874 175,413,893
3.4
Social Choice International Equity 2,937,128 14,723,770 17,660,898
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.
Fund Net Capital Gains In-Kind Redemptions
3.1
International Equity $ 7,181,961 $ 23,970,023

203
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to March 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.300% —0.450% 0.400% 0.520% 0.670% 0.670% 0.770% 0.870% 0.520%
2.2
Large-Cap Growth* 0.300% —0.450% 0.402 0.520 0.670 0.670 0.770 0.870 0.520
2.3
Large-Cap Value* 0.300% —0.450% 0.404 0.520 0.670 0.670 0.770 0.870 0.520
2.4
Mid-Cap Growth* 0.290% —0.480% 0.462 0.550 0.700 0.700 0.800 0.900 –
2.5
Mid-Cap Value* 0.290% —0.480% 0.442 0.550 0.700 0.700 0.800 0.900 –
2.6
Quant Small-Cap Equity* 0.270% —0.460% 0.404 0.530 0.680 0.680 0.780 0.880 0.530
2.7
Quant Small/Mid-Cap Equity* 0.270% —0.460% 0.439 0.530 0.680 0.680 0.780 0.880 0.530
2.8
Social Choice Equity
0.150%
0.150 0.220 0.370 0.370 0.470 0.570 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.249 0.320 0.470 0.470 0.570 0.670 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.838 0.950 1.100 1.100 1.200 1.300 0.950
3.1
International Equity* 0.350% —0.500% 0.442 0.600 0.750 0.750 0.850 0.950 0.600
3.2
International Opportunities* 0.450% —0.600% 0.578 0.700 0.850 0.850 0.950 1.050 0.700
3.3
Quant International Small-Cap Equity* 0.500% —0.650% 0.646 0.750 0.900 0.900 1.000 1.100 0.750
3.4
Social Choice International Equity* 0.250% —0.300% 0.297 0.400 0.550 0.550 0.650 0.750 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.300% —0.450% 0.520% 0.670% 0.670% 0.770% 0.910% 0.520%
2.2
Large-Cap Growth* 0.300% —0.450% 0.520 0.670 0.670 0.770 0.910 0.520
2.3
Large-Cap Value* 0.300% —0.450% 0.520 0.670 0.670 0.770 0.910 0.520
2.4
Mid-Cap Growth* 0.290% —0.480% 0.550 0.700 0.700 0.800 0.940 –
2.5
Mid-Cap Value* 0.290% —0.480% 0.550 0.700 0.700 0.800 0.940 –
2.6
Quant Small-Cap Equity* 0.270% —0.460% 0.530 0.680 0.680 0.780 0.920 0.530
2.7
Quant Small/Mid-Cap Equity* 0.270% —0.460% 0.530 0.680 0.680 0.780 0.920 0.530
2.8
Social Choice Equity 0.150% 0.220 0.370 0.370 0.470 0.610 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.320 0.470 0.470 0.570 0.710 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.950 1.100 1.100 1.200 1.340 0.950
3.1
International Equity* 0.350% —0.500% 0.600 0.750 0.750 0.850 0.990 0.600
3.2
International Opportunities* 0.450% —0.600% 0.700 0.850 0.850 0.950 1.090 0.700
3.3
Quant International Small-Cap Equity* 0.500% —0.650% 0.750 0.900 0.900 1.000 1.140 0.750
3.4
Social Choice International Equity* 0.250% —0.300% 0.400 0.550 0.550 0.650 0.790 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)
204
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers)
are equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Prior to May 1, 2023, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Other income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the
current fiscal period, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.295% —0.445% 0.515% 0.665% 0.665% 0.765% 0.865% 0.515%
2.5
Mid-Cap Value* 0.285% —0.475% 0.545 0.695 0.695 0.795 0.895 –
2.8
Social Choice Equity 0.140% 0.210 0.360 0.360 0.460 0.560 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.255 0.405 0.405 0.505 0.605 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.290% —0.440% 0.510% 0.660% 0.660% 0.760% 0.860% 0.510%
2.2
Large-Cap Growth* 0.275% —0.425% 0.495 0.645 0.645 0.745 0.845 0.495
2.3
Large-Cap Value* 0.300% —0.450% 0.520 0.670 0.670 0.650 0.870 0.520
2.5
Mid-Cap Value* 0.285% —0.475% 0.545 0.695 0.695 0.795 0.895 –
2.8
Social Choice Equity 0.135% 0.205 0.355 0.355 0.455 0.555 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.950 1.100 0.940 0.940 1.235 0.950
3.2
International Opportunities* 0.450% —0.600% 0.700 0.850 0.640 0.640 1.050 0.700
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
2.1
Growth & Income $294,908
2.2
Large-Cap Growth 194,544
2.3
Large-Cap Value 208,553
2.4
Mid-Cap Growth 13,179
2.5
Mid-Cap Value 102,974
3.01
Emerging Markets Equity 214,454
3.1
International Equity 432,796
3.2
International Opportunities 465,461

205
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:
Payment from Adviser: During the current fiscal period, the Adviser made a voluntary payment to the Funds in an amount equal to the impact estimated to have been caused by an equity trading matter. Such payments are recognized as realized gains on the
Statement of Operations:
Fund Purchases Sales Realized Gain (Loss)
Growth & Income $ 34,739,137 $ 42,226,737 $ 11,305,824
Large-Cap Growth 14,761,446 73,638,388 (3,494,152)
Large-Cap Value – 37,622,817 887,272
Mid-Cap Growth – 22,672,131 9,482,752
Mid-Cap Value 6,155,019 6,602,810 1,834,504
Quant Small-Cap Equity 12,653,869 8,206,563 (423,930)
Quant Small/Mid-Cap Equity 859,153 4,090,786 (333,793)
Social Choice Equity 6,850,212 28,418,439 8,173,013
Social Choice Low Carbon Equity 1,727,727 2,835,869 (872,946)
Emerging Markets Equity – 15,004,950 (3,637,750)
International Equity – 56,823,135 (8,748,851)
International Opportunities – 50,778,881 (6,098,621)
Quant International Small-Cap Equity 5,150,717 123,011,995 (14,270,797)
Social Choice International Equity 4,872,601 5,350,606 (48,101)
Underlying Fund
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
2.1
Growth & Income 43% 2% 1% 5% 51%
2.2
Large-Cap Growth 45 2 1 3 51
2.3
Large-Cap Value 44 2 1 10 57
2.4
Mid-Cap Growth – – – 18 18
2.5
Mid-Cap Value – – – 24 24
2.6
Quant Small-Cap Equity 19 1 – 11 31
2.7
Quant Small/Mid-Cap Equity 55 2 1 – 58
2.8
Social Choice Equity – – – 5 5
2.9
Social Choice Low Carbon Equity – – – 2 2
3.01
Emerging Markets Equity 82 3 2 1 88
3.1
International Equity 50 2 1 8 61
3.2
International Opportunities 87 3 2 – 92
3.3
Quant International Small-Cap Equity 93 4 2 – 99
3.4
Social Choice International Equity – – – 8 8
Issue
Value at
10/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Shares at
10/31/23
Value at
10/31/23
Emerging Markets Equity Fund
Common stocks
Uruguay
Arcos Dorados Holdings, Inc $ 52,972,059 $ – $ 957,611 $ (20,611) $ 10,177,911 $ 1,240,678 6,892,655 $ 62,171,748
Total $52,972,059 $– $957,611 $(20,611) $10,177,911 $1,240,678 6,892,655 $62,171,748
Fund Value
2.1
Growth & Income $485,000
2.2
Large-Cap Growth 2,377,000
2.4
Mid-Cap Growth 1,214,000
2.5
Mid-Cap Value 884,000
3.01
Emerging Markets Equity 773,000
3.1
International Equity 1,026,000
3.2
International Opportunities 234,000

Notes to Financial Statements
(continued)
206
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information
(Unaudited)
207
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
2.1
Growth & Income $ 443,994,173
2.2
Large-Cap Growth –
2.3
Large-Cap Value 217,842,657
2.4
Mid-Cap Growth –
2.5
Mid-Cap Value 189,016,300
2.6
Quant Small-Cap Equity 133,423,853
2.7
Quant Small/Mid-Cap Equity 73,962,489
2.8
Social Choice Equity 205,087,596
2.9
Social Choice Low Carbon Equity 6,612,623
3.01
Emerging Markets Equity –
3.1
International Equity –
3.2
International Opportunities –
3.3
Quant International Small-Cap Equity –
3.4
Social Choice International Equity –
Fund Percentage
2.1
Growth & Income 100 .0%
2.2
Large-Cap Growth 100 .0
2.3
Large-Cap Value 100 .0
2.4
Mid-Cap Growth 100 .0
2.5
Mid-Cap Value 75 .2
2.6
Quant Small-Cap Equity 100 .0
2.7
Quant Small/Mid-Cap Equity 88 .0
2.8
Social Choice Equity 100 .0
2.9
Social Choice Low Carbon Equity 100 .0
3.01
Emerging Markets Equity —
3.1
International Equity —
3.2
International Opportunities —
3.3
Quant International Small-Cap Equity 3 .9
3.4
Social Choice International Equity —
Fund Percentage
2.1
Growth & Income 100 .0%
2.2
Large-Cap Growth 100 .0
2.3
Large-Cap Value 100 .0
2.4
Mid-Cap Growth 100 .0
2.5
Mid-Cap Value 79 .6
2.6
Quant Small-Cap Equity 100 .0
2.7
Quant Small/Mid-Cap Equity 92 .7
2.8
Social Choice Equity 100 .0
2.9
Social Choice Low Carbon Equity 100 .0
3.01
Emerging Markets Equity 93 .5
3.1
International Equity 98 .9
3.2
International Opportunities 63 .1
3.3
Quant International Small-Cap Equity 64 .1
3.4
Social Choice International Equity 100 .0

Important Tax Information
(Unaudited) (continued)
208
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
2.1
Growth & Income 0 .3% 1 .4%
2.2
Large-Cap Growth 0 .3 —
2.3
Large-Cap Value 0 .1 —
2.4
Mid-Cap Growth 0 .5 —
2.5
Mid-Cap Value 0 .1 —
2.6
Quant Small-Cap Equity 0 .2 —
2.7
Quant Small/Mid-Cap Equity 0 .1 —
2.8
Social Choice Equity 0 .1 —
2.9
Social Choice Low Carbon Equity 0 .2 —
3.01
Emerging Markets Equity 1 .8 —
3.1
International Equity 0 .5 —
3.2
International Opportunities 8 .1 —
3.3
Quant International Small-Cap Equity — —
3.4
Social Choice International Equity 0 .2 —
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
2.1
Growth & Income $ — $ — $ — $ —
2.2
Large-Cap Growth — — — —
2.3
Large-Cap Value — — — —
2.4
Mid-Cap Growth — — — —
2.5
Mid-Cap Value — — — —
2.6
Quant Small-Cap Equity — — — —
2.7
Quant Small/Mid-Cap Equity — — — —
2.8
Social Choice Equity — — — —
2.9
Social Choice Low Carbon Equity — — — —
3.01
Emerging Markets Equity 54,539,174 0.26070 3,706,722 0.01772
3.1
International Equity 189,116,030 0.36172 18,462,301 0.03531
3.2
International Opportunities 40,562,385 0.23892 3,959,774 0.02332
3.3
Quant International Small-Cap Equity 37,571,316 0.32101 4,119,953 0.03520
3.4
Social Choice International Equity 41,059,381 0.34312 2,901,290 0.02425
Fund Percentage
2.1
Growth & Income 0 .5%
2.2
Large-Cap Growth 1 .3
2.3
Large-Cap Value 0 .3
2.4
Mid-Cap Growth 1 .1
2.5
Mid-Cap Value 0 .2
2.6
Quant Small-Cap Equity 1 .0
2.7
Quant Small/Mid-Cap Equity 0 .5
2.8
Social Choice Equity 0 .3
2.9
Social Choice Low Carbon Equity 1 .0
3.01
Emerging Markets Equity 9 .4
3.1
International Equity 2 .4
3.2
International Opportunities 3 .3
3.3
Quant International Small-Cap Equity –
3.4
Social Choice International Equity 0 .6

Additional Fund Information
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
209
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and it is available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form
N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

October 31, 2023
Trustees and Officers
(Unaudited)
210
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990-2005) and Head of Global Product
Management (2003-2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003-2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020-2022). Senior Managing
Director, Chief Risk Officer and Chief Audit Executive,
Legg Mason, Inc. (2008-2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023).  James
R. and Helen D. Russell Professor of Finance at the
Kellogg School of Management, Northwestern University
(2002-2011 and since 2013), Senior Associate Dean
for Strategy and Academics (2020-2023) and Chair of
the Finance Department (2005-2007). Vice President,
American Economic Association (2020-2021). Assistant
Secretary for Economic Policy, United States Department
of the Treasury (2011-2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc. and Lazard Global
Total Return and Income Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (since 2020).  Vice Dean
(2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network;
Treasurer and Director, The Montpelier
Foundation.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

211
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990-2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 Director, AMG.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Trustees and Officers
(Unaudited) (continued)
October 31, 2023
212
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

Additional Information About Index Providers
(Unaudited)
213
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

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A12446 (12/23)

Equity Index Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
October 31,
2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
4.1
TIAA-CREF Equity Index Fund TIEIX TEIHX TCEPX TIQRX TINRX TEQWX
4.2
TIAA-CREF Large-Cap Growth Index Fund TILIX TRIHX – TRIRX – –
4.3
TIAA-CREF Large-Cap Value Index Fund TILVX THCVX – TRCVX – –
4.4
TIAA-CREF S&P 500 Index Fund TISPX TISAX – TRSPX – –
4.5
TIAA-CREF Small-Cap Blend Index Fund TISBX TRHBX – TRBIX – –
4.6
TIAA-CREF Emerging Markets Equity Index Fund TEQLX TEQHX TEQPX TEQSX TEQKX TENWX
4.7
TIAA-CREF International Equity Index Fund TCIEX TCIHX TRIPX TRIEX – TCIWX

Letter to Investors 3
Important Notices 5
Market Monitor 6
About the Funds’ Benchmarks 7
Portfolio Managers’ Comments 8
Fund Performance 14
Expense Examples 28
Report of Independent Registered Public Accounting Firm 31
Portfolios of Investments 32
Statement of Assets and Liabilities 192
Statement of Operations 196
Statement of Changes in Net Assets 198
Financial Highlights 202
Notes to Financial Statements 216
Important Tax Information 229
Additional Fund Information 231
Trustees and Officers 232
Additional Information About Index Providers 235

Letter to Investors
Brad Finkle
Global stocks posted solid gains for the twelve months ended October 31, 2023.
The U.S. economy continued to grow despite interest rates climbing higher. Around the world, major foreign economies also expanded as central banks tightened monetary policies. For the twelve months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, advanced 8.4%.
The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, gained 14.4%.
The MSCI Emerging Markets Index, which represents the performance of stocks in 24 developing nations, rose 10.8%.
Most of the TIAA-CREF Equity Index Funds (Institutional Class) posted gains for the period.
U.S. economy stayed on growth track
Domestic stocks generally produced solid results as the U.S. economy grew amid ongoing inflation concerns. The labor market was strong and consumer spending remained resilient despite rising interest rates. After three quarters of moderate growth, the economy expanded at an accelerated pace during the third quarter of
2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%. Policymakers left rates unchanged at a meeting late in the period, but indicated one more increase was possible before the end of the year.
For the twelve months, large-cap stocks outperformed mid- and small-cap shares, both of which lost ground, while growth equities outperformed value shares. (Returns by investment style and capitalization size are based on the
Russell indexes.)
Foreign developed and emerging markets outperformed U.S. stocks
Foreign developed-markets stocks generated double-digit gains as many of the world’s large economies continued to grow over the twelve-month period. The economy of the 19-nation euro area expanded on a year-over-year basis, but the pace of growth slowed. Inflation remained a pressing concern in Europe and the United Kingdom. As such, the European Central Bank increased its suite of benchmark interest rates multiple times during the period. Similarly, the Bank of
England raised its benchmark rate to 5.25%.
Emerging-markets stocks posted a strong advance, although they gave up a portion of their gains over the final three months of the period. China’s economy grew over the period, despite a struggling real estate sector.
Most index funds posted gains
Nearly all TIAA-CREF Equity Index Funds advanced for the twelve months. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ twelve-month returns ranged from 18.9% for the Large-Cap Growth
Index Fund to −8.4% for the Small Cap Blend Index Fund. (All fund returns are for the Institutional Class.)
The Large-Cap Growth Index Fund performed best with a strong double-digit gain. Its value counterpart, the Large-Cap Value Index Fund, edged higher at 0.1%.
The S&P 500 Index Fund rose 10.1%, and the Equity Index Fund advanced 8.3%.
The Small-Cap Blend Index Fund posted a single-digit loss.
Among TIAA-CREF’s foreign equity index portfolios, the International Equity
Index Fund gained 15.3%, while the Emerging Markets Equity Index Fund advanced
10.5%.

Letter to Investors
(continued)

Maintaining a thoughtful financial plan during uncertain times
Over the last twelve months, global economies have shown great resilience in the midst of persistent inflation and higher interest rates. In the United States, consumer spending remained strong, and the labor market continued on a positive trajectory with relatively low levels of unemployment. Furthermore, the stock market generally performed well, although the journey certainly had its ups and downs. As a result, it is important to have a long-term financial plan and stay focused on that plan during the inevitable periods of volatility. We believe that by working with a financial advisor and maintaining a diversified portfolio of mutual funds that invest in different asset classes—including equities— investors can achieve their long-term investment objectives. Of course, diversification does not guarantee against market losses.
If you have any questions or would like to talk about your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be pleased to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Dormancy of Class W
Effective after the close of business on July 25, 2023 for Large-Cap Growth Index Fund and Large-Cap Value Index Fund and on
August 9, 2023 for S&P 500 Index Fund, Class W for each Fund became dormant and is therefore not currently operational.

Market Monitor

Stocks gained as economy grew
For the twelve months ended October 31, 2023, U.S. stocks generally rose amid continued economic growth driven by a strong labor market and robust consumer spending. The Russell 3000® Index, a broad measure of the U.S. stock market, advanced
8.4%. International developed- and emerging-markets stocks posted larger gains.
U.S. economy maintained a growth trajectory
The U.S. economy expanded with the pace of growth accelerating late in the twelve-month period. The employment market remained solid and consumer spending held strong despite higher interest rates. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 2.6% in the fourth quarter of 2022. GDP expanded by 2.2% and 2.1% in the first and second quarters of 2023, respectively. Growth accelerated to 4.9% during the third quarter of the year, according to the government’s “advance” estimate.
The unemployment rate increased during the period, rising from 3.6% (revised from 3.7%) in November 2022 to 3.9% in
October 2023. The rate had dipped to as low as 3.4% in both January and April of 2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended in October. However, core inflation receded from 6.0%
where it began the period. Oil prices fluctuated but ended the period lower. The price of West Texas Intermediate crude oil declined from $88 per barrel on November 1, 2022, to less than $82 on October 31, 2023.
Large-cap and growth stocks produced the best returns
Among U.S. equity investment styles, large-cap shares outperformed mid- and small-cap stocks, while growth equities outpaced value shares in all size categories. Large-cap stocks gained 9.5%, while mid-cap shares returned −1.0%, and small-
cap equities returned −8.6%. Among large caps, growth stocks rose 19.0%, and value shares gained a modest 0.1%. Within the mid-cap segment, growth equities advanced 3.4%, while value stocks returned −3.6%. In the small-cap category, growth equities returned −7.6%, and value stocks returned −9.9%. (Returns by investment style and capitalization size are based on the Russell indexes.)
International stocks experienced strong gains for the period. The MSCI EAFE® Index, which measures stock performance in
21 developed-markets countries outside North America, gained 14.4%. The MSCI Emerging Markets Index advanced 10.8%.
Stocks rose despite higher interest rates
For the twelve-month period, U.S. equities generally gained
ground amid a growing economy. The Federal Reserve
responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%. Late in the period, policymakers voted to leave rates unchanged but
reaffirmed the possibility of one more hike before the end of the year.
Major economies around the world grew during the period.
The economy of the 19-nation euro area expanded for four
straight quarters, on a year-over-year basis. China’s economy also grew, despite concerns over the nation’s real estate
sector. Central banks continued to tighten monetary policies with a series of rate increases. The European Central Bank
raised its three key benchmark rates to 4.50%, 4.75% and
4.00% in September, and the Bank of England increased its
benchmark rate to 5.25% during the period.
Most global equities posted gains
Performance for the twelve months ended October 31, 2023
Source: U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value:
Russell 2000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S.
mid-cap value: Russell Midcap Value Index; U.S. large-cap growth: Russell 1000®
Growth Index; U.S. large-cap value: Russell 1000 Value Index; Emerging markets: MSCI
Emerging Markets Index; Foreign developed markets: MSCI EAFE® Index. Twelve-month returns as of October 31, 2023.

About the Funds’ Benchmarks
Broad market indexes
Russell 3000® Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE ®( Europe, Australasia, Far East) Index: An index designed to measure the performance of large and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across
24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Large-cap indexes
S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S.
equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 1000 Value Index: An index designed to measure the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Small-cap index
Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Portfolio Managers’ Comments

Equity Index Fund
Performance for the twelve months ended October 31, 2023
The Equity Index Fund returned 8.32% for the Institutional Class, compared with the 8.38% return of its benchmark, the
Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Gains in a number of sectors offset losses in others
Five of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Communication services and information technology—the benchmark’s largest sector—were the clear leaders, surging 32.0% and 30.3%, respectively.
Consumer discretionary, industrials and materials, which climbed 7.8%, 5.8% and 4.0%, respectively, were the other positive performers. Together, these five sectors represented more than one-half of the index’s total market capitalization on October
31, 2023. The utilities and real estate sectors, which tend to be particularly sensitive to rising interest rates, were the worst performers, returning −8.6% and −8.1%, respectively. Next in line was the defensive health care sector, which returned −5.7%.
All of the benchmark’s five largest stocks outperformed
For the twelve-month period, all of the five largest stocks in the Russell 3000 Index registered gains that surpassed the overall return of the benchmark. Technology company NVIDIA performed especially well, lifted by a wave of investment in artificial intelligence tools that drove strong demand for its semiconductors. Next came Microsoft, which reported robust growth in its cloud-computing business. Alphabet (the parent company of Google), Amazon.com and Apple also outperformed as worries that higher interest rates might ultimately slow the U.S. economy led investors to favor larger companies with strong balance sheets.
Large-Cap Growth Index Fund
Performance for the twelve months ended October 31, 2023
The Large-Cap Growth Index Fund returned 18.86% for the Institutional Class, compared with the 18.95% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.

Portfolio Managers’ Comments
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Information technology propelled the benchmark higher
Seven of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology—the largest sector, representing more than 40.0% of the benchmark’s total market capitalization on October 31,
2023—advanced 35.1% and contributed almost three-quarters of the index’s return for the period. Communication services and consumer discretionary gained 35.1% and 12.6%, respectively, and were the next-largest contributors. Together, these three sectors represented nearly 65.0% of the benchmark’s total market capitalization on October 31, 2023. Utilities and real estate, which are sensitive to rising interest rates, were the worst-performing sectors, returning −13.2% and −5.8%, respectively.
Four of the benchmark’s five largest stocks outperformed
For the twelve-month period, four of the five largest stocks in the Russell 1000 Growth Index delivered returns that exceeded the overall return of the index. Technology company NVIDIA led the way, surging on robust demand for its semiconductors that perform complex artificial intelligence tasks. Next in line was Microsoft, followed by Alphabet (the parent company of Google)
and Amazon.com. Apple posted a double-digit gain but lagged the index as weakness in iPhone sales tempered strength in the company’s services business.
Large-Cap Value Index Fund
Performance for the twelve months ended October 31, 2023
The Large-Cap Value Index Fund returned 0.09% for the Institutional Class, compared with the 0.13% return of its benchmark, the Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Gains in a number of sectors offset losses in others
Four of the eleven industry sectors in the Russell 1000 Value Index posted gains for the twelve months. Communication services performed best, soaring 30.2% and making the largest contribution to the benchmark’s return. Information technology, industrials and materials were the other positive performers, gaining 11.9%, 6.6% and 5.7%, respectively. Together, these four sectors accounted for almost one-third of the index’s total market capitalization on October 31, 2023. Health care, which returned −10.1%, was the worst-performing sector, followed by real estate and utilities, which returned −8.1%
and −8.0%, respectively. Financials—the benchmark’s largest sector—was more resilient but still weak with a −3.4% return, pressured by concerns about banks’ long-term profitability.

Portfolio Managers’ Comments
(continued)

Three of the benchmark’s five largest stocks outperformed
For the twelve-month period, three of the five largest stocks in the Russell 1000 Value Index produced returns that exceeded the overall return of the index. These stocks were Berkshire Hathaway, Procter & Gamble and JPMorgan Chase, all of which posted double-digit gains. Berkshire Hathaway reported improving results in its Geico insurance unit, Procter & Gamble benefited from price increases across its brand portfolio, and JPMorgan Chase announced four quarters of better-than-
expected earnings. Johnson & Johnson declined, in part due to uncertainty surrounding product-liability litigation. Exxon Mobil also posted a loss.
S&P 500 Index Fund
Performance for the twelve months ended October 31, 2023
The S&P 500 Index Fund returned 10.09% for the Institutional Class, compared with the 10.14% return of its benchmark, the
S&P 500® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the large-cap-oriented S&P 500 Index outperformed the 8.38% return of the Russell 3000®
Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.
Gains in a number of sectors offset losses in others
Five of the eleven industry sectors in the S&P 500 Index posted gains for the twelve months. Communication services and information technology—the benchmark’s largest sector—were the clear leaders, surging 35.8% and 29.3%, respectively.
Consumer discretionary, industrials and materials, which climbed 6.7%, 6.0% and 4.8%, respectively, were the other positive performers. Together, these five sectors represented more than 60.0% of the index’s total market capitalization on October
31, 2023. The utilities and real estate sectors, which tend to be particularly sensitive to rising interest rates, were the worst performers, returning −7.7% and −6.4%, respectively. Next in line was the defensive health care sector, which returned −4.6%.
All of the benchmark’s five largest stocks outperformed
For the twelve-month period, all of the five largest stocks in the S&P 500 Index registered gains that surpassed the overall return of the benchmark. Technology company NVIDIA performed especially well, lifted by a wave of investment in artificial intelligence tools that drove strong demand for its semiconductors. Next came Microsoft, which reported robust growth in its cloud-computing business. Alphabet (the parent company of Google), Amazon.com and Apple also outperformed as worries that higher interest rates might ultimately slow the U.S. economy led investors to favor larger companies with strong balance sheets.
Small-Cap Blend Index Fund
Performance for the twelve months ended October 31, 2023
The Small-Cap Blend Index Fund returned -8.43% for the Institutional Class, compared with the -8.56% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return outperformed that of its benchmark index, despite the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the twelve months, the Fund participated in a securities lending program.

Portfolio Managers’ Comments
Most U.S. stocks advanced as the economy expanded
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023. Continued
strength in the labor market and robust consumer spending helped drive economic growth, despite rising interest rates and ongoing concerns over inflation. The unemployment rate edged higher by the end of the period, increasing to 3.9% in October
2023. Core inflation, which includes all items except food and energy, rose 4.0% for the twelve months ended October 31,
2023. Oil prices fluctuated but ended the period lower.
Equity markets posted mostly positive results, although small- and mid-cap stocks generally struggled during the period.
The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–
5.50%. Late in the period, policymakers voted to leave rates unchanged but reaffirmed the possibility of one more hike before the end of the year.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 8.38%. Large-cap equities outperformed small- and mid-cap shares, both of which lost ground. Growth stocks outpaced value shares. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Health care and financials—the index’s largest sector—were the worst performers with returns of −21.8% and −16.8%, respectively, and detracted most from the index’s performance. Utilities, communication services and real estate also registered double-digit losses, returning −16.4%, −15.4% and −10.8%, respectively. Together, these five sectors represented more than 40.0% of the benchmark’s total market capitalization on October 31, 2023. Energy, which gained 6.3%, was the best-performing sector.
Consumer staples and industrials were the other positive performers, advancing 0.9% and 0.3%, respectively.
All of the benchmark’s five largest stocks outperformed
For the twelve-month period, all of the five largest stocks in the Russell 2000 Index surpassed the overall return of the benchmark. Technology firm Super Micro Computer was the clear winner, delivering an outsized gain amid robust sales of its dedicated artificial intelligence servers. Next came entertainment company Light & Wonder and Chord Energy, which both posted strong—albeit less dramatic—gains. Energy producers Matador Resources and Murphy Oil registered losses but were more resilient than the index.
Emerging Markets Equity Index Fund
Performance for the twelve months ended October 31, 2023
The Emerging Markets Equity Index Fund returned 10.52% for the Institutional Class, compared with the 10.80% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, gained
14.40% for the period, outpacing the return of the MSCI Emerging Markets Index. Both indexes surpassed the 8.38% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Portfolio Managers’ Comments
(continued)

Most countries in the benchmark advanced
Of the 24 country components in the MSCI Emerging Markets Index, most posted gains in U.S.-dollar terms for the twelve months. Poland performed best, rising 59.5%. Taiwan, the third-largest index component, returned 26.2%. China, the largest index component, returned 21.1%, while South Korea, the fourth-largest index component, returned 8.3%. Together, these four countries accounted for more than one-half of the index’s total market capitalization on October 31, 2023. Qatar was the worst performer with a loss of –21.3%.
Four of the benchmark’s five largest stocks outperformed
For the twelve-month period, four of the five largest stocks in the MSCI Emerging Markets Index had performance that exceeded the benchmark’s overall return. Chinese internet firm Tencent Holdings posted a sizable double-digit return. Taiwan
Semiconductor Manufacturing, internet retailer Alibaba Group Holding and Samsung Electronics were next in line with strong gains. Multinational conglomerate Reliance Industries posted a loss, hurt by a decline in oil prices, and trailed the index.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Equity Index Fund
Performance for the twelve months ended October 31, 2023
The International Equity Index Fund returned 15.34% for the Institutional Class, compared with the 14.40% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return substantially outperformed that of its benchmark index, despite the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
International stocks rose amid continued economic growth, higher rates
Foreign stocks in both developed- and emerging-markets countries advanced for the period as major economies around the world grew. The economy of the 19-nation euro area expanded in the fourth quarter of 2022 and in each of the following three quarters, on a year-over-year basis. China’s economy also grew throughout the period, despite the real estate segment receding.
Global central banks spent much of the twelve-month period tightening monetary policy in response to elevated inflation.
The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%, and policymakers indicated that further action was possible. The European Central Bank raised its three key benchmark rates to 4.50%, 4.75%
and 4.00% in September, and the Bank of England increased its benchmark rate to 5.25% during the period.
The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the 10.80% advance of the MSCI Emerging Markets Index for the period. Both indexes surpassed the 8.38%
return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most countries in the benchmark advanced
Most of the countries in the MSCI EAFE Index posted gains in U.S.-dollar terms for the twelve months. The largest index components were Japan (22.9%), the United Kingdom (15.3%) and France (12.1%), returning 16.8%, 12.9% and 18.2%, respectively. Collectively, these three nations represented more than one-half of the benchmark’s total market capitalization on
October 31, 2023. Israel was the worst performer, returning –18.0%.
Three of the benchmark’s five largest stocks outperformed
For the twelve-month period, three of the five largest stocks in the MSCI EAFE Index exceeded the benchmark’s overall return.
Global health care company Novo Nordisk performed best with a strong double-digit gain, followed by Dutch semiconductor firm
ASML Holding and Shell. French luxury goods conglomerate LVMH only slightly trailed the index’s return in U.S.-dollar terms, while Nestlé posted a loss in local currency terms and only a small U.S. dollar gain.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Portfolio Managers’ Comments
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Equity Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 8.32% 10.20% 10.49% 0.05% 0.05%
Advisor Class 12/4/15 8.25 10.07 10.41
†
0.15 0.15
Premier Class 9/30/09 8.18 10.04 10.32 0.20 0.20
Retirement Class 3/31/06 8.05 9.92 10.22 0.30 0.30
Retail Class 3/31/06 8.05 9.90 10.19 0.32 0.32
Class W 9/28/18 8.40 10.24 10.52
†
0.05 0.00
Russell 3000® Index – 8.38 10.23 10.52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Equity Index Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
36.12
billion
Portfolio turnover rate 4%
Number of holdings 2,777
Weighted median market
capitalization $127.14 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 26.5
Financials 13.3
Health care 13.0
Consumer discretionary 10.4
Industrials 9.7
Communication services 8.0
Consumer staples 6.2
Energy 4.7
Materials 2.7
Real estate 2.7
Utilities 2.4
Short-term investments 0.4
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net -0.3
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
68.7
More than $15 billion-$50 billion
17.1
More than $2 billion-$15 billion
12.0
$2 billion or less
2.2
Total 100.0

Large-Cap Growth Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 18 .86% 14 .14% 13 .75% 0 .05% 0 .05%
Advisor Class 12/4/15 18 .74 14 .01 13 .65
†
0 .16 0 .16
Retirement Class 10/1/02 18 .58 13 .86 13 .47 0 .30 0 .30
Russell 1000® Growth Index – 18 .95 14 .22 13 .82 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Large-Cap Growth Index Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
10.53
billion
Portfolio turnover rate 32%
Number of holdings 447
Weighted median market
capitalization $500.21 billon
Price/earnings ratio (weighted
12-month trailing average)
†
32.0
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 43.1
Consumer discretionary 15.5
Communication services 11.3
Health care 11.1
Financials 6.7
Industrials 5.8
Consumer staples 4.4
Real estate 0.8
Materials 0.7
Energy 0.6
Utilities 0.0
Short-term investments 0.0
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
84.8
More than $15 billion-$50 billion
11.1
More than $2 billion-$15 billion
4.1
Total 100.0

Large-Cap Value Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 0 .09% 6 .57% 7 .56% 0 .05% 0 .05%
Advisor Class 12/4/15 - 0 .04 6 .43 7 .45
†
0 .19 0 .19
Retirement Class 10/1/02 - 0 .13 6 .31 7 .29 0 .30 0 .30
Russell 1000® Value Index – 0 .13 6 .60 7 .60 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Large-Cap Value Index Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
7.98
billion
Portfolio turnover rate 26%
Number of holdings 848
Weighted median market
capitalization $73.42 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 21.5
Health care 15.0
Industrials 13.2
Information technology 8.9
Energy 8.9
Consumer staples 8.5
Utilities 5.1
Materials 4.9
Communication services 4.8
Consumer discretionary 4.6
Real estate 4.5
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
57.6
More than $15 billion-$50 billion
26.8
More than $2 billion-$15 billion
15.5
$2 billion or less
0.1
Total 100.0

S&P 500 Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
S&P 500 Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 10 .09% 10 .96% 11 .11% 0 .05% 0 .05%
Advisor Class 12/4/15 9 .95 10 .81 11 .01
†
0 .18 0 .18
Retirement Class 10/1/02 9 .80 10 .69 10 .84 0 .30 0 .30
S&P 500® Index – 10 .14 11 .01 11 .18 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

S&P 500 Index Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
7.84
billion
Portfolio turnover rate 2%
Number of holdings 509
Weighted median market
capitalization $183.34 billon
Price/earnings ratio (weighted
12-month trailing average)
†
22.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Information technology 27.9
Health care 13.0
Financials 12.7
Consumer discretionary 10.5
Communication services 8.6
Industrials 8.3
Consumer staples 6.6
Energy 4.5
Utilities 2.5
Materials 2.4
Real estate 2.3
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.0
Other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
79.0
More than $15 billion-$50 billion
17.4
More than $2 billion-$15 billion
3.6
Total 100.0

Small-Cap Blend Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Small-Cap Blend Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 8 .43% 3 .42% 5 .80% 0 .06% 0 .06%
Advisor Class 12/4/15 - 8 .56 3 .27 5 .70
†
0 .67 0 .21
Retirement Class 10/1/02 - 8 .62 3 .17 5 .54 0 .31 0 .31
Russell 2000® Index – - 8 .56 3 .31 5 .63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Small-Cap Blend Index Fund
Fund profile Portfolio composition Holdings by company size
as of 10/31/2023
Net assets $
2.79
billion
Portfolio turnover rate 16%
Number of holdings 1,975
Weighted median market
capitalization $2.35 billon
Price/earnings ratio (weighted
12-month trailing average)
†
56.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Industrials 17.0
Financials 16.5
Health care 14.3
Information technology 12.8
Consumer discretionary 10.5
Energy 8.7
Real estate 6.1
Materials 4.4
Consumer staples 3.7
Utilities 3.0
Communication services 2.4
Short-term investments 0.5
Investments purchased with collateral
from securities lending 3.6
Other assets & liabilities, net -3.5
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $2 billion-$15 billion
58.1
$2 billion or less
41.9
Total 100.0

Emerging Markets Equity Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 8/31/10 10 .52% 1 .34% 1 .04% 0 .19% 0 .19%
Advisor Class 12/4/15 10 .32 1 .20 0 .95
†
0 .33 0 .33
Premier Class 8/31/10 10 .39 1 .20 0 .89 0 .34 0 .34
Retirement Class 8/31/10 10 .19 1 .10 0 .79 0 .44 0 .44
Retail Class 8/31/10 10 .20 0 .99 0 .68 0 .53 0 .53
Class W 9/28/18 10 .69 1 .54 1 .14
†
0 .19 0 .00
MSCI Emerging Markets Index – 10 .80 1 .59 1 .19 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Emerging Markets Equity Index Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
5.22
billion
Portfolio turnover rate 14%
Number of holdings 1,439
Weighted median market
capitalization $27.47 billon
Price/earnings ratio (weighted
12-month trailing average)
†
13.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 22.4
Information technology 20.3
Consumer discretionary 13.1
Communication services 9.2
Materials 7.1
Consumer staples 6.5
Industrials 5.7
Energy 5.5
Health care 4.1
Utilities 2.9
Real estate 1.6
Short-term investments 1.6
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
33.5
More than $15 billion-$50 billion
27.7
More than $2 billion-$15 billion
37.7
$2 billion or less
1.1
Total 100.0
% of portfolio investments
as of 10/31/2023
China 29.2
India 15.6
Taiwan 14.7
Korea, Republic of 11.6
Brazil 5.3
Saudi Arabia 4.1
South Africa 2.8
Mexico 2.5
Thailand 1.9
Indonesia 1.9
20 other nations 8.7
Short-term investments 1.6
Investments purchased with
collateral from securities
lending 0.1
Total 100.0

International Equity Index Fund

Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 15.34% 4.38% 3.27% 0.05% 0.05%
Advisor Class 12/4/15 15.24 4.26 3.18
†
0.17 0.17
Premier Class 9/30/09 15.21 4.23 3.12 0.20 0.20
Retirement Class 10/1/02 15.09 4.12 3.01 0.30 0.30
Class W 9/28/18 15.45 4.44 3.30
†
0.05 0.00
MSCI EAFE® Index – 14.40 4.10 3.05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

International Equity Index Fund
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2023
Net assets $
20.02
billion
Portfolio turnover rate 8%
Number of holdings 814
Weighted median market
capitalization $46.58 billon
Price/earnings ratio (weighted
12-month trailing average)
†
12.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 10/31/2023
Financials 18.8
Industrials 16.2
Health care 12.8
Consumer discretionary 11.9
Consumer staples 9.5
Information technology 7.6
Materials 7.3
Energy 4.9
Utilities 3.9
Communication services 3.7
Real estate 1.8
Short-term investments 0.9
Investments purchased with collateral
from securities lending 0.5
Other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2023
More than $50 billion
46.9
More than $15 billion-$50 billion
32.9
More than $2 billion-$15 billion
20.2
Total 100.0
% of portfolio investments
as of 10/31/2023
Japan 22.7
United Kingdom 11.2
France 10.3
Germany 8.1
Australia 7.6
United States 6.9
Switzerland 6.1
Netherlands 5.6
Denmark 3.4
Sweden 2.8
22 other nations 13.9
Short-term investments 0.9
Investments purchased with
collateral from securities
lending 0.5
Total 100.0

Expense Examples

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2023 – October 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
4.1
Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,009.52 $1,009.18 $1,009.21 $1,008.37 $1,008.34 $1,009.86
Expenses incurred during the period*
$0.23 $0.76 $0.99 $1.50 $1.63 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.97 $1,024.45 $1,024.22 $1,023.71 $1,023.58 $1,025.20
Expenses incurred during the period*
$0.23 $0.76 $1.00 $1.51 $1.65 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.15% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class, 0.32% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

4.2
Large-Cap Growth Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,066.14 $1,065.54 $1,065.11
Expenses incurred during the period*
$0.26 $0.83 $1.56
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.95 $1,024.40 $1,023.69
Expenses incurred during the period*
$0.26 $0.81 $1.53
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.16% for Advisor Class and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.3
Large-Cap Value Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$957.81 $956.97 $956.45
Expenses incurred during the period*
$0.24 $0.87 $1.48
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.96 $1,024.32 $1,023.70
Expenses incurred during the period*
$0.25 $0.90 $1.53
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.18% for Advisor Class and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.4
S&P 500 Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,013.79 $1,012.93 $1,012.35
Expenses incurred during the period*
$0.24 $0.91 $1.51
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.96 $1,024.30 $1,023.70
Expenses incurred during the period*
$0.24 $0.92 $1.52
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.18% for Advisor Class and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)

4.5
Small-Cap Blend Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$947.13 $947.03 $946.41
Expenses incurred during the period*
$0.27 $1.00 $1.49
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.93 $1,024.18 $1,023.67
Expenses incurred during the period*
$0.28 $1.04 $1.55
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05%
for Institutional Class, 0.20% for Advisor Class and 0.30% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.6
Emerging Markets Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$946.80 $946.95 $946.64 $945.54 $945.65 $947.89
Expenses incurred during the period*
$0.75 $1.43 $1.47 $1.97 $2.43 $0.00
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,023.74 $1,023.69 $1,023.18 $1,022.70 $1,025.21
Expenses incurred during the period*
$0.78 $1.49 $1.53 $2.05 $2.53 $0.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.15% for
Institutional Class, 0.29% for Advisor Class, 0.30% for Premier Class, 0.40% for Retirement Class, 0.50% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.7
International Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$926.79 $926.22 $926.19 $925.40 $927.30
Expenses incurred during the period*
$0.25 $0.94 $0.98 $1.46 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.95 $1,024.23 $1,024.19 $1,023.69 $1,025.20
Expenses incurred during the period*
$0.26 $0.98 $1.03 $1.54 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.19% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth
Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund,
TIAA-CREF Emerging Markets Equity Index Fund and TIAA-CREF International Equity Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Equity
Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-
CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund and TIAA-CREF International Equity Index Fund
(seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
December 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Equity Index Fund October 31, 2023
Portfolios of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .8%
102,643 (a) Adient plc $ 3,458,043
82,911 (a) American Axle & Manufacturing Holdings, Inc 559,649
238,352 (a) Aptiv plc 20,784,295
204,944 BorgWarner, Inc 7,562,434
27,933 (a) Cooper-Standard Holdings, Inc 346,928
107,715 Dana Inc 1,236,568
20,044 (a) Dorman Products, Inc 1,246,336
116,037 (a),(b) Fisker, Inc 522,167
3,472,167 Ford Motor Co 33,853,628
40,428 (a) Fox Factory Holding Corp 3,293,669
1,197,622 General Motors Co 33,772,940
218,002 Gentex Corp 6,252,297
25,155 (a) Gentherm, Inc 1,011,734
275,187 (a) Goodyear Tire & Rubber Co 3,274,725
127,748 Harley-Davidson, Inc 3,430,034
110,804 (a),(b) Holley, Inc 470,917
18,139 LCI Industries 1,967,900
51,928 Lear Corp 6,738,177
640,885 (a),(b) Lucid Group, Inc 2,640,446
194,312 (a),(b) Luminar Technologies, Inc 615,969
59,956 (a) Modine Manufacturing Co 2,368,262
16,988 Patrick Industries, Inc 1,276,648
40,988 Phinia, Inc 1,060,770
251,662 (a),(b) QuantumScape Corp 1,313,676
576,192 (a),(b) Rivian Automotive, Inc 9,345,834
217,401 (a),(b) Solid Power, Inc 286,969
15,934 Standard Motor Products, Inc 556,575
19,766 (a) Stoneridge, Inc 321,593
2,442,962 (a) Tesla, Inc 490,644,488
41,295 Thor Industries, Inc 3,631,069
28,194 (a) Visteon Corp 3,245,975
23,560 Winnebago Industries, Inc 1,365,302
177,385 (a),(b) Workhorse Group, Inc 73,987
21,842 (a) XPEL, Inc 1,011,285
TOTAL AUTOMOBILES & COMPONENTS 649,541,289
BANKS - 3 .3%
18,633 1st Source Corp 850,037
14,723 Amalgamated Financial Corp 268,548
25,834 Amerant Bancorp, Inc 470,954
4,611 American National Bankshares, Inc 175,956
48,454 Ameris Bancorp 1,807,334
27,215 Arrow Financial Corp 579,952
156,553 Associated Banc-Corp 2,537,724
85,111 Atlantic Union Bankshares Corp 2,452,048
44,566 (a) Axos Financial, Inc 1,605,713
50,744 (b) Banc of California, Inc 568,840
24,715 Bancfirst Corp 2,004,634
37,392 (a) Bancorp, Inc 1,333,025
7,985 (b) Bank First Corp 630,575
6,143,102 Bank of America Corp 161,809,307
34,424 (b) Bank of Hawaii Corp 1,700,201
6,575 Bank of Marin Bancorp 110,460
39,774 Bank of NT Butterfield & Son Ltd 1,004,691
90,703 Bank OZK 3,248,074

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
79,459 BankUnited, Inc $ 1,733,001
41,073 Banner Corp 1,733,691
12,845 Bar Harbor Bankshares 321,382
16,293 BCB Bancorp, Inc 167,492
43,571 Berkshire Hills Bancorp, Inc 854,427
12,822 Blue Ridge Bankshares, Inc 40,389
37,887 BOK Financial Corp 2,482,356
15,598 (a) Bridgewater Bancshares, Inc 150,209
67,439 Brookline Bancorp, Inc 548,953
19,568 Business First Bancshares, Inc 382,359
25,800 Byline Bancorp, Inc 489,426
143,139 Cadence Bank 3,031,684
4,978 Cambridge Bancorp 267,368
11,105 Camden National Corp 323,822
191 Capital Bancorp, Inc 3,904
4,521 Capital City Bank Group, Inc 129,165
105,986 Capitol Federal Financial, Inc 551,127
21,038 Capstar Financial Holdings, Inc 319,357
15,958 (a) Carter Bankshares, Inc 179,687
82,639 Cathay General Bancorp 2,802,289
16,021 Central Pacific Financial Corp 252,811
1,720,087 Citigroup, Inc 67,926,236
5,190 Citizens & Northern Corp 93,939
453,649 Citizens Financial Group, Inc 10,628,996
13,280 City Holding Co 1,205,558
5,750 Civista Bancshares, Inc 83,835
7,874 CNB Financial Corp 143,149
14,705 (a) Coastal Financial Corp 546,585
167,425 Columbia Banking System, Inc 3,293,250
27,831 (a) Columbia Financial, Inc 448,079
99,964 Comerica, Inc 3,938,582
111,019 Commerce Bancshares, Inc 4,869,293
60,022 Community Bank System, Inc 2,397,879
14,068 Community Trust Bancorp, Inc 528,394
32,974 ConnectOne Bancorp, Inc 537,146
32,218 (a) CrossFirst Bankshares, Inc 340,866
46,800 Cullen/Frost Bankers, Inc 4,258,332
32,680 (a) Customers Bancorp, Inc 1,314,063
139,451 CVB Financial Corp 2,178,225
28,972 Dime Community Bancshares, Inc 532,795
26,137 Eagle Bancorp, Inc 509,149
126,261 East West Bancorp, Inc 6,770,115
133,594 Eastern Bankshares, Inc 1,470,870
5,234 Enterprise Bancorp, Inc 137,707
28,968 Enterprise Financial Services Corp 1,007,217
11,154 Equity Bancshares, Inc 269,927
8,510 Esquire Financial Holdings, Inc 389,758
9,389 (b) Farmers & Merchants Bancorp, Inc 163,556
11,812 Farmers National Banc Corp 133,357
34,406 FB Financial Corp 1,010,504
587,078 Fifth Third Bancorp 13,919,619
8,770 Financial Institutions, Inc 138,917
24,700 First Bancorp 716,794
158,461 First BanCorp 2,115,454
7,604 First Bancorp, Inc 178,162
14,763 First Bancshares, Inc 357,560
588 First Bank 6,503
38,527 First Busey Corp 765,146
8,793 First Business Financial Services, Inc 269,945
9,761 First Citizens Bancshares, Inc (Class A) 13,477,403
135,088 First Commonwealth Financial Corp 1,645,372
14,032 First Community Bancshares, Inc 458,145
73,937 First Financial Bancorp 1,367,835

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
112,033 First Financial Bankshares, Inc $ 2,694,394
4,322 First Financial Corp 148,720
113,382 First Foundation, Inc 514,754
135,411 First Hawaiian, Inc 2,427,919
541,440 First Horizon National Corp 5,820,480
96,845 First Interstate BancSystem, Inc 2,234,214
47,027 First Merchants Corp 1,284,307
12,091 First Mid Bancshares, Inc 330,326
12,529 First of Long Island Corp 134,561
9,917 (a) First Western Financial, Inc 132,590
15,276 Five Star Bancorp 297,424
42,707 Flushing Financial Corp 527,004
325,156 FNB Corp 3,475,918
194,217 Fulton Financial Corp 2,522,879
19,386 (a),(b) FVCBankcorp, Inc 211,695
19,355 German American Bancorp, Inc 528,972
101,511 Glacier Bancorp, Inc 3,064,617
7,132 (b) Great Southern Bancorp, Inc 354,603
11,967 (b) Greene County Bancorp, Inc 283,618
5,058 Guaranty Bancshares, Inc 144,305
70,171 Hancock Whitney Corp 2,415,988
29,083 Hanmi Financial Corp 426,938
39,598 HarborOne Bancorp, Inc 389,644
7,219 HBT Financial, Inc 129,942
34,542 Heartland Financial USA, Inc 946,451
55,657 Heritage Commerce Corp 455,274
28,290 Heritage Financial Corp 460,278
46,898 Hilltop Holdings, Inc 1,295,323
1,692 (b) Hingham Institution For Savings The 251,397
2,890 (b) Home Bancorp, Inc 99,040
183,082 Home Bancshares, Inc 3,744,027
77,357 HomeStreet, Inc 373,634
8,226 HomeTrust Bancshares, Inc 169,538
99,262 Hope Bancorp, Inc 869,535
37,769 Horizon Bancorp, Inc 358,428
1,192,416 Huntington Bancshares, Inc 11,506,814
41,058 Independent Bank Corp 2,003,630
16,001 Independent Bank Corp 319,220
27,575 Independent Bank Group, Inc 974,776
63,589 International Bancshares Corp 2,787,106
10,716 (b) John Marshall Bancorp, Inc 196,960
2,557,962 JPMorgan Chase & Co 355,710,196
62,205 Kearny Financial Corp 431,703
839,749 Keycorp 8,582,235
54,549 Lakeland Bancorp, Inc 615,313
19,759 Lakeland Financial Corp 973,131
23,057 Live Oak Bancshares, Inc 665,194
629 Luther Burbank Corp 5,120
148,957 M&T Bank Corp 16,794,902
12,700 Macatawa Bank Corp 115,951
8,910 Mercantile Bank Corp 293,495
28,455 Metrocity Bankshares, Inc 570,238
15,723 (a),(b) Metropolitan Bank Holding Corp 509,582
11,042 Mid Penn Bancorp, Inc 210,461
22,606 Midland States Bancorp, Inc 493,263
5,927 MidWestOne Financial Group, Inc 118,066
25,698 MVB Financial Corp 504,966
21,289 National Bank Holdings Corp 663,791
34,793 NBT Bancorp, Inc 1,164,522
644,183 New York Community Bancorp, Inc 6,106,855
8,973 Nicolet Bankshares, Inc 653,414
9,353 Northeast Bank 446,512
27,798 (b) Northeast Community Bancorp, Inc 423,642

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
44,937 Northfield Bancorp, Inc $ 386,458
101,413 Northwest Bancshares, Inc 1,056,723
2,139,209 (a) NU Holdings Ltd 17,541,514
52,078 OceanFirst Financial Corp 659,307
72,625 OFG Bancorp 2,151,153
302,292 Old National Bancorp 4,141,400
15,271 Old Second Bancorp, Inc 207,075
20,312 Origin Bancorp, Inc 601,032
3,618 Orrstown Financial Services, Inc 76,376
89,066 Pacific Premier Bancorp, Inc 1,692,254
93,374 (b) PacWest Bancorp 661,088
11,574 Park National Corp 1,173,488
12,857 Parke Bancorp, Inc 216,512
22,883 Pathward Financial, Inc 1,036,371
10,253 Peapack Gladstone Financial Corp 239,613
23,125 Peoples Bancorp, Inc 637,788
8,138 Peoples Financial Services Corp 319,091
64,999 Pinnacle Financial Partners, Inc 4,053,338
385 (a) Pioneer Bancorp, Inc 3,157
353,298 PNC Financial Services Group, Inc 40,442,022
77,194 Popular, Inc 5,020,698
12,183 Preferred Bank 725,741
28,576 Premier Financial Corp 495,794
5,687 Primis Financial Corp 53,230
82,390 Prosperity Bancshares, Inc 4,493,551
103,199 Provident Financial Services, Inc 1,449,946
14,068 QCR Holdings, Inc 667,527
22,257 RBB Bancorp 257,514
4,522 Red River Bancshares, Inc 210,183
840,825 Regions Financial Corp 12,217,187
43,118 Renasant Corp 1,051,648
4,137 Republic Bancorp, Inc (Class A) 182,814
33,109 S&T Bancorp, Inc 852,888
34,709 Sandy Spring Bancorp, Inc 709,799
69,004 Seacoast Banking Corp of Florida 1,394,571
41,638 ServisFirst Bancshares, Inc 1,963,648
14,920 Shore Bancshares, Inc 153,079
5,250 Sierra Bancorp 92,400
98,370 Simmons First National Corp (Class A) 1,397,838
16,069 SmartFinancial, Inc 335,039
354 South Plains Financial, Inc 9,494
2,746 (a) Southern First Bancshares, Inc 74,142
5,675 Southern Missouri Bancorp, Inc 229,554
24,349 (b) Southside Bancshares, Inc 650,118
69,727 SouthState Corp 4,608,955
38,203 Stellar Bancorp, Inc 830,533
21,096 Stock Yards Bancorp, Inc 825,065
5,861 Summit Financial Group, Inc 126,012
110,649 Synovus Financial Corp 2,884,619
38,762 (a) Texas Capital Bancshares, Inc 2,134,236
11,131 Tompkins Trustco, Inc 557,440
56,169 Towne Bank 1,344,686
24,322 Trico Bancshares 786,817
17,672 Triumph Financial, Inc 1,100,082
1,176,201 Truist Financial Corp 33,357,060
19,519 TrustCo Bank Corp NY 498,320
45,567 Trustmark Corp 916,352
38,832 UMB Financial Corp 2,435,543
130,431 United Bankshares, Inc 3,709,458
103,599 United Community Banks, Inc 2,288,502
22,107 Univest Financial Corp 368,303
1,345,562 US Bancorp 42,896,517
414,096 Valley National Bancorp 3,221,667

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
34,533 Veritex Holdings, Inc $ 594,658
81,079 Washington Federal, Inc 2,001,030
15,885 Washington Trust Bancorp, Inc 368,373
153,531 Webster Financial Corp 5,829,572
3,244,438 Wells Fargo & Co 129,031,299
51,566 WesBanco, Inc 1,257,695
8,366 West Bancorporation, Inc 137,453
20,400 Westamerica Bancorporation 963,696
91,934 Western Alliance Bancorp 3,778,487
46,083 Wintrust Financial Corp 3,441,939
47,065 WSFS Financial Corp 1,666,101
109,414 Zions Bancorporation 3,375,422
TOTAL BANKS 1,175,147,039
CAPITAL GOODS - 6 .3%
90,270 (a) 3D Systems Corp 336,707
486,875 3M Co 44,281,281
115,895 A.O. Smith Corp 8,084,835
54,660 Aaon, Inc 2,977,877
23,678 (a) AAR Corp 1,405,526
26,578 Acuity Brands, Inc 4,304,839
64,984 Advanced Drainage Systems, Inc 6,942,241
115,971 Aecom Technology Corp 8,877,580
22,184 (a) Aerovironment, Inc 2,543,617
27,273 (a) AerSale Corp 417,004
53,417 AGCO Corp 6,124,793
107,753 Air Lease Corp 3,731,486
13,727 Alamo Group, Inc 2,200,438
34,459 Albany International Corp (Class A) 2,812,199
77,538 Allegion plc 7,626,638
6,208 Allied Motion Technologies, Inc 171,341
78,516 Allison Transmission Holdings, Inc 3,958,777
12,889 Alta Equipment Group, Inc 118,450
35,576 (a) Ameresco, Inc 930,312
12,826 (a) American Woodmark Corp 862,292
209,534 Ametek, Inc 29,496,101
213,046 (a) API Group Corp 5,511,500
18,243 Apogee Enterprises, Inc 782,990
30,780 Applied Industrial Technologies, Inc 4,725,038
96,323 (a),(b) Archer Aviation, Inc 457,534
51,490 Arcosa, Inc 3,556,414
11,536 Argan, Inc 527,657
48,099 Armstrong World Industries, Inc 3,650,233
166,986 (a) Array Technologies, Inc 2,893,867
17,527 Astec Industries, Inc 701,781
17,487 (a) Astronics Corp 268,076
34,587 (a) Atkore, Inc 4,298,472
60,126 (a) Axon Enterprise, Inc 12,295,166
100,862 (a) AZEK Co, Inc 2,642,584
18,025 AZZ, Inc 852,042
40,879 (a) Babcock & Wilcox Enterprises, Inc 107,512
69,999 Barnes Group, Inc 1,455,279
45,670 (a) Beacon Roofing Supply, Inc 3,250,334
28,514 (a),(b) Blink Charging Co 67,863
162,550 (a),(b) Bloom Energy Corp 1,690,520
11,512 (a) Blue Bird Corp 209,633
11,068 (a) BlueLinx Holdings, Inc 787,045
496,849 (a) Boeing Co 92,821,330
33,731 Boise Cascade Co 3,162,281
11,845 (a) Bowman Consulting Group Ltd 314,722
40,102 (b) Brookfield Business Corp 570,250
114,153 (a) Builders FirstSource, Inc 12,387,884
87,839 BWX Technologies, Inc 6,524,681

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
8,806 (b) Cadre Holdings, Inc $ 247,008
45,144 Carlisle Cos, Inc 11,470,639
725,390 Carrier Global Corp 34,572,087
458,018 Caterpillar, Inc 103,534,969
233,284 (a),(b) ChargePoint Holdings, Inc 592,541
36,781 (a) Chart Industries, Inc 4,275,056
900,871 CNH Industrial NV 9,891,564
20,151 Columbus McKinnon Corp 616,016
28,861 Comfort Systems USA, Inc 5,248,373
887 (a) Concrete Pumping Holdings, Inc 6,236
28,626 (a) Construction Partners, Inc 1,100,670
109,990 (a) Core & Main, Inc 3,308,499
38,580 Crane Co 3,754,991
38,580 Crane NXT Co 2,006,160
11,874 CSW Industrials, Inc 2,104,785
123,420 Cummins, Inc 26,695,746
33,427 Curtiss-Wright Corp 6,645,622
55,814 (a),(b) Custom Truck One Source, Inc 322,047
237,445 Deere & Co 86,752,905
311,752 (a),(b) Desktop Metal, Inc 270,102
120,750 Donaldson Co, Inc 6,962,445
17,088 Douglas Dynamics, Inc 414,897
121,539 Dover Corp 15,793,993
7,460 (a) Ducommun, Inc 356,886
12,598 (a) DXP Enterprises, Inc 410,695
21,956 (a) Dycom Industries, Inc 1,870,212
352,618 Eaton Corp plc 73,312,808
39,624 EMCOR Group, Inc 8,188,300
502,688 Emerson Electric Co 44,724,151
16,119 Encore Wire Corp 2,882,561
46,405 (a) Energy Recovery, Inc 705,356
94,986 (a),(b) Energy Vault Holdings, Inc 190,922
55,416 Enerpac Tool Group Corp 1,568,273
33,465 EnerSys 2,863,935
116,702 (a),(b) Enovix Corp 1,039,815
16,390 EnPro Industries, Inc 1,820,273
122,700 (a),(b) Eos Energy Enterprises, Inc 215,952
56,109 Esab Corp 3,551,700
19,331 ESCO Technologies, Inc 1,879,360
80,826 (a),(b) ESS Tech, Inc 96,991
506,576 Fastenal Co 29,553,644
46,155 Federal Signal Corp 2,678,836
182,133 Ferguson plc 27,356,377
98,402 Flowserve Corp 3,613,321
24,553 (a),(b) Fluence Energy, Inc 425,258
142,932 (a) Fluor Corp 4,758,206
310,223 Fortive Corp 20,251,357
104,386 Fortune Brands Innovations, Inc 5,824,739
37,279 Franklin Electric Co, Inc 3,232,835
79,831 FTAI Aviation Ltd 3,002,444
59,145 (a),(b) FTC Solar, Inc 63,285
511,812 (a),(b) FuelCell Energy, Inc 557,875
155,438 (a) Gates Industrial Corp plc 1,697,383
36,014 GATX Corp 3,766,344
26,667 (a),(b) Gencor Industries, Inc 378,671
54,511 (a) Generac Holdings, Inc 4,582,740
214,154 General Dynamics Corp 51,677,502
959,654 General Electric Co 104,247,214
26,448 (a) Gibraltar Industries, Inc 1,609,625
25,662 Global Industrial Co 819,901
37,797 (a) GMS, Inc 2,210,369
18,896 Gorman-Rupp Co 558,377
147,695 Graco, Inc 10,981,123

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
149,154 GrafTech International Ltd $ 514,581
39,368 Granite Construction, Inc 1,593,617
60,950 (a) Great Lakes Dredge & Dock Corp 463,220
33,587 Greenbrier Cos, Inc 1,161,774
40,831 Griffon Corp 1,630,790
22,211 H&E Equipment Services, Inc 904,432
130,446 (a) Hayward Holdings, Inc 1,369,683
41,922 HEICO Corp 6,640,864
70,220 HEICO Corp (Class A) 8,927,069
23,945 Helios Technologies, Inc 1,238,435
25,702 Herc Holdings, Inc 2,744,717
78,974 Hexcel Corp 4,890,070
54,131 Hillenbrand, Inc 2,058,602
103,419 (a) Hillman Solutions Corp 678,429
589,201 Honeywell International, Inc 107,976,975
317,760 Howmet Aerospace, Inc 14,013,216
46,255 Hubbell, Inc 12,493,475
33,445 (a) Hudson Technologies, Inc 430,772
35,838 Huntington Ingalls Industries, Inc 7,877,909
306,800 (a),(b) Hyliion Holdings Corp 182,945
7,156 Hyster-Yale Materials Handling, Inc 286,312
66,059 IDEX Corp 12,644,353
8,756 (a) IES Holdings, Inc 544,886
268,872 Illinois Tool Works, Inc 60,259,593
353,391 Ingersoll Rand, Inc 21,443,766
15,632 Insteel Industries, Inc 436,289
66,579 ITT, Inc 6,215,150
82,032 (a) Janus International Group, Inc 767,820
95,278 (a) JELD-WEN Holding, Inc 1,079,500
30,832 John Bean Technologies Corp 3,207,145
613,120 Johnson Controls International plc 30,055,142
9,278 Kadant, Inc 2,041,160
22,936 Kaman Corp 426,839
63,395 Kennametal, Inc 1,465,058
89,581 (a) Kratos Defense & Security Solutions, Inc 1,527,356
167,378 L3Harris Technologies, Inc 30,029,287
4,474 (a) Lawson Products, Inc 134,891
28,805 Lennox International, Inc 10,673,405
36,528 (a) Leonardo DRS, Inc 696,589
16,978 (a) Limbach Holdings, Inc 505,944
47,515 Lincoln Electric Holdings, Inc 8,305,622
8,406 Lindsay Corp 1,050,078
201,056 Lockheed Martin Corp 91,408,100
32,814 LSI Industries, Inc 488,272
30,526 Luxfer Holdings plc 252,450
25,887 (a) Manitowoc Co, Inc 331,354
195,438 Masco Corp 10,180,365
17,394 (a) Masonite International Corp 1,376,561
47,879 (a) Mastec, Inc 2,845,928
104,386 (a) Masterbrand, Inc 1,159,728
26,438 (a) Mayville Engineering Co Inc 319,635
21,770 McGrath RentCorp 2,190,062
197,279 MDU Resources Group, Inc 3,671,362
56,073 (a) Mercury Computer Systems, Inc 2,017,507
132,141 (a),(b) Microvast Holdings, Inc 162,533
46,376 (a) Middleby Corp 5,234,459
12,532 Miller Industries, Inc 455,789
27,127 Moog, Inc (Class A) 3,148,088
74,482 (a) MRC Global, Inc 782,806
40,108 MSC Industrial Direct Co (Class A) 3,800,233
91,520 Mueller Industries, Inc 3,451,219
123,593 Mueller Water Products, Inc (Class A) 1,528,845
15,607 (a) MYR Group, Inc 1,807,759

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
3,753 National Presto Industries, Inc $ 280,537
51,736 (a) NEXTracker, Inc 1,798,343
529,494 (a),(b) Nikola Corp 571,854
50,093 Nordson Corp 10,649,271
125,793 Northrop Grumman Corp 59,302,594
5,136 (a) Northwest Pipe Co 140,007
80,220 (a) NOW, Inc 884,024
25,573 (a),(b) NuScale Power Corp 86,437
157,302 nVent Electric plc 7,570,945
2,380 Omega Flex, Inc 173,907
51,245 Oshkosh Corp 4,495,724
374,408 Otis Worldwide Corp 28,908,042
77,678 Owens Corning, Inc 8,806,355
452,178 PACCAR, Inc 37,318,250
17,348 Park Aerospace Corp 254,669
112,731 Parker-Hannifin Corp 41,587,593
27,211 (a) Parsons Corp 1,538,782
133,782 Pentair plc 7,775,410
42,794 (a) PGT Innovations, Inc 1,281,252
445,266 (a),(b) Plug Power, Inc 2,622,617
6,237 Powell Industries, Inc 478,066
1,157 Preformed Line Products Co 156,600
58,364 Primoris Services Corp 1,754,422
20,651 (a) Proto Labs, Inc 487,570
24,588 Quanex Building Products Corp 660,188
124,631 Quanta Services, Inc 20,828,333
25,790 (a) RBC Bearings, Inc 5,669,674
147,602 (a),(b) Redwire Corp 395,573
58,146 Regal-Beloit Corp 6,885,068
112,180 (a) Resideo Technologies, Inc 1,624,366
34,968 REV Group, Inc 497,944
241,774 (a),(b) Rocket Lab USA, Inc 1,022,704
102,202 Rockwell Automation, Inc 26,859,708
1,287,724 RTX Corp 104,807,856
6,598 Rush Enterprises, Inc 266,823
44,730 Rush Enterprises, Inc (Class A) 1,591,493
134,984 Sensata Technologies Holding plc 4,303,290
198,020 (a),(b) SES AI Corp 358,416
140,450 (a) Shoals Technologies Group, Inc 2,157,312
24,827 Shyft Group, Inc 272,600
37,416 Simpson Manufacturing Co, Inc 4,983,063
40,856 (a) SiteOne Landscape Supply, Inc 5,628,731
46,027 Snap-On, Inc 11,872,204
96,167 Spirit Aerosystems Holdings, Inc (Class A) 2,173,374
33,039 (a) SPX Technologies, Inc 2,647,085
8,453 Standex International Corp 1,213,597
130,458 Stanley Black & Decker, Inc 11,095,453
150,669 (a),(b) Stem, Inc 509,261
19,738 (a) Sterling Construction Co, Inc 1,437,913
58,669 (a),(b) SunPower Corp 250,517
191,646 (a) Sunrun, Inc 1,849,384
28,299 Tennant Co 2,100,352
69,107 Terex Corp 3,165,101
281,691 (a),(b) Terran Orbital Corp 225,043
38,923 Textainer Group Holdings Ltd 1,911,898
184,557 Textron, Inc 14,026,332
22,578 (a) Thermon Group Holdings, Inc 602,607
48,377 Timken Co 3,343,818
51,987 (a) Titan International, Inc 590,572
13,882 (a) Titan Machinery, Inc 344,829
91,243 Toro Co 7,376,084
198,625 Trane Technologies plc 37,800,324
5,151 (a) Transcat, Inc 463,693

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
45,376 (a) TransDigm Group, Inc $ 37,575,412
100,182 (a) Trex Co, Inc 5,631,230
67,174 Trinity Industries, Inc 1,399,234
47,307 (a) Triumph Group, Inc 352,910
49,355 (a) Tutor Perini Corp 355,850
59,386 UFP Industries, Inc 5,651,766
59,094 United Rentals, Inc 24,008,119
11,489 (a) V2X, Inc 586,743
18,457 Valmont Industries, Inc 3,634,368
228,909 (a),(b) Velo3D, Inc 302,160
11,375 Veritiv Corp 1,927,039
317,380 Vertiv Holdings Co 12,463,513
15,571 (a) Vicor Corp 603,221
210,020 (a),(b) Virgin Galactic Holdings, Inc 310,830
39,008 W.W. Grainger, Inc 28,469,209
39,430 Wabash National Corp 815,807
29,046 Watsco, Inc 10,133,859
26,804 Watts Water Technologies, Inc (Class A) 4,637,360
40,493 WESCO International, Inc 5,191,203
158,438 Westinghouse Air Brake Technologies Corp 16,797,597
168,942 (a) WillScot Mobile Mini Holdings Corp 6,658,004
55,521 Woodward Inc 6,923,469
35,235 (a),(b) Xometry, Inc 512,669
211,534 Xylem, Inc 19,786,890
140,071 Zurn Elkay Water Solutions Corp 3,706,279
TOTAL CAPITAL GOODS 2,280,201,399
COMMERCIAL & PROFESSIONAL SERVICES - 1 .7%
71,796 ABM Industries, Inc 2,824,455
91,019 ACCO Brands Corp 460,556
110,227 (a) ACV Auctions, Inc 1,469,326
380,551 (a) Alight, Inc 2,526,859
101,978 (a) ARAMARK Uniform Services 1,559,244
13,852 Aris Water Solution, Inc 115,664
42,312 (a) ASGN, Inc 3,531,360
259,768 (a),(b) Aurora Innovation, Inc 454,594
367,578 Automatic Data Processing, Inc 80,212,871
5,327 Barrett Business Services, Inc 487,207
223,464 (a),(b) BlackSky Technology, Inc 265,922
110,250 Booz Allen Hamilton Holding Corp 13,222,283
34,803 (a) BrightView Holdings, Inc 234,572
35,470 Brink's Co 2,371,524
104,604 Broadridge Financial Solutions, Inc 17,849,627
21,645 (a) CACI International, Inc (Class A) 7,029,430
41,616 (a) Casella Waste Systems, Inc (Class A) 3,139,927
43,111 (a) CBIZ, Inc 2,240,048
25,717 (a) CECO Environmental Corp 416,101
13,622 (a) Cimpress plc 812,825
77,297 Cintas Corp 39,198,855
387,769 (a),(b) Clarivate plc 2,473,966
44,744 (a) Clean Harbors, Inc 6,875,811
42,140 Concentrix Corp 3,211,489
132,462 (a) Conduent, Inc 422,554
761,802 (a) Copart, Inc 33,153,623
100,942 (a) CoreCivic, Inc 1,281,963
357,188 (a) CoStar Group, Inc 26,221,171
4,484 CRA International, Inc 435,441
26,157 CSG Systems International, Inc 1,225,717
30,980 Deluxe Corp 528,209
75,581 (a) Driven Brands Holdings, Inc 860,112
196,245 Dun & Bradstreet Holdings, Inc 1,719,106
16,785 Ennis, Inc 358,528
104,571 Equifax, Inc 17,732,104

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
132,285 (a) ExlService Holdings, Inc $ 3,453,961
41,992 Exponent, Inc 3,077,594
46,013 First Advantage Corp 598,629
116,960 (a),(b) FiscalNote Holdings, Inc 155,557
8,190 (a) Forrester Research, Inc 190,008
9,141 (a) Franklin Covey Co 360,247
31,944 (a) FTI Consulting, Inc 6,780,433
161,326 Genpact Ltd 5,410,874
97,493 (a),(b) GEO Group, Inc 852,089
61,320 (a) Harsco Corp 351,977
56,484 Healthcare Services Group 536,598
14,986 Heidrick & Struggles International, Inc 364,759
56,093 Herman Miller, Inc 1,318,186
15,364 (a) HireRight Holdings Corp 141,502
39,729 HNI Corp 1,378,199
17,579 (a) Huron Consulting Group, Inc 1,746,649
14,225 ICF International, Inc 1,802,734
32,868 (a),(b) Innodata, Inc 246,510
30,132 Insperity, Inc 3,189,171
40,589 Interface, Inc 360,836
108,944 Jacobs Solutions, Inc 14,522,235
126,396 KBR, Inc 7,349,927
25,446 Kelly Services, Inc (Class A) 454,211
14,799 Kforce, Inc 903,331
44,482 Korn/Ferry International 2,024,821
82,778 (a) Legalzoom.com, Inc 825,297
115,337 Leidos Holdings, Inc 11,432,203
20,481 (a) Liquidity Services, Inc 394,669
39,935 Manpower, Inc 2,794,252
23,701 Matthews International Corp (Class A) 839,963
58,381 MAXIMUS, Inc 4,362,228
51,680 (a) Mistras Group, Inc 282,690
19,414 (a) Montrose Environmental Group, Inc 448,852
36,622 MSA Safety, Inc 5,781,881
8,091 NL Industries, Inc 40,293
11,033 (a) NV5 Global, Inc 1,040,964
99,756 (a) OPENLANE, Inc 1,339,723
290,220 Paychex, Inc 32,228,931
131,794 Pitney Bowes, Inc 425,695
120,113 (a),(b) Planet Labs PBC 259,444
83,380 (a) Quad Graphics, Inc 407,728
169,038 RB Global, Inc 11,055,085
185,579 Republic Services, Inc 27,556,626
31,570 Resources Connection, Inc 425,248
95,845 Robert Half International, Inc 7,166,331
231,850 Rollins, Inc 8,719,879
43,704 Science Applications International Corp 4,774,225
17,683 (a) SP Plus Corp 893,522
191,383 SS&C Technologies Holdings, Inc 9,616,996
72,578 Steelcase, Inc (Class A) 791,826
92,570 (a) Stericycle, Inc 3,817,587
11,647 (a) Sterling Check Corp 130,213
47,995 Tetra Tech, Inc 7,242,925
166,720 TransUnion 7,315,674
31,176 (a) TriNet Group, Inc 3,203,334
27,408 (a) TrueBlue, Inc 303,407
13,566 TTEC Holdings, Inc 279,188
16,144 Unifirst Corp 2,654,558
86,222 (a) Upwork, Inc 901,020
190,255 (a) Veralto Corp 13,127,595
126,762 Verisk Analytics, Inc 28,820,608
106,472 (a) Verra Mobility Corp 2,104,951
14,279 (a) Viad Corp 345,980

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
7,529 VSE Corp $ 405,060
361,202 Waste Management, Inc 59,356,325
7,913 (a) Willdan Group, Inc 139,585
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 598,546,643
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .3%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 146,069
25,052 Aaron's Co, Inc 185,635
47,341 (a) Abercrombie & Fitch Co (Class A) 2,879,280
76,801 Academy Sports & Outdoors, Inc 3,443,757
48,894 Advance Auto Parts, Inc 2,543,955
151,292 American Eagle Outfitters, Inc 2,643,071
4,429 (a) America's Car-Mart, Inc 296,654
88,408 Arko Corp 667,480
17,268 (a) Asbury Automotive Group, Inc 3,304,577
30,961 (a) Autonation, Inc 4,027,407
16,155 (a) Autozone, Inc 40,018,035
196,056 (a),(b) BARK, Inc 209,780
191,637 Bath & Body Works, Inc 5,682,037
169,907 Best Buy Co, Inc 11,353,186
15,493 (b) Big 5 Sporting Goods Corp 109,381
21,956 (a) Boot Barn Holdings, Inc 1,525,942
43,151 Buckle, Inc 1,457,209
16,431 Build-A-Bear Workshop, Inc 407,489
54,905 (a) Burlington Stores, Inc 6,645,152
27,131 Caleres, Inc 694,011
45,155 (b) Camping World Holdings, Inc 756,346
128,771 (a) Carmax, Inc 7,866,620
34,654 (a) CarParts.com, Inc 98,071
82,603 (a),(b) Carvana Co 2,230,281
25,678 Cato Corp (Class A) 183,084
101,748 (a) Chico's FAS, Inc 761,075
66,148 (a),(b) ContextLogic, Inc 259,300
1,017,014 (a) Coupang, Inc 17,289,238
44,243 (b) Designer Brands, Inc 447,297
74,785 (a) Destination XL Group, Inc 311,106
47,280 Dick's Sporting Goods, Inc 5,056,596
3,335 (b) Dillard's, Inc (Class A) 1,035,351
8,955 (a) Duluth Holdings, Inc 45,044
479,591 eBay, Inc 18,814,355
106,237 (a) Etsy, Inc 6,618,565
52,804 (a),(b) EVgo, Inc 109,040
46,886 (a) Five Below, Inc 8,157,226
89,712 (a),(b) Floor & Decor Holdings, Inc 7,392,269
84,993 Foot Locker, Inc 1,784,003
16,268 (a),(b) Funko, Inc 125,426
272,321 (a),(b) GameStop Corp (Class A) 3,749,860
166,065 Gap, Inc 2,125,632
10,885 (a) Genesco, Inc 298,358
123,926 Genuine Parts Co 15,969,104
12,919 Group 1 Automotive, Inc 3,259,851
113,852 (a) GrowGeneration Corp 232,258
38,855 (b) Guess?, Inc 835,382
12,079 Haverty Furniture Cos, Inc 314,658
11,946 Hibbett Sports, Inc 550,352
102,329 Kohl's Corp 2,307,519
57,525 (a) Lands' End, Inc 361,257
119,702 (a) Leslie's, Inc 591,328
25,514 Lithia Motors, Inc (Class A) 6,179,746
234,155 LKQ Corp 10,284,088
329,227 Macy's, Inc 4,009,985
14,865 (a) MarineMax, Inc 407,004
24,916 Monro Muffler, Inc 618,415

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
18,355 Murphy USA, Inc $ 6,657,175
60,209 (a) National Vision Holdings, Inc 935,648
86,070 (b) Nordstrom, Inc 1,203,259
35,743 (a) ODP Corp 1,605,576
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 4,415,811
7,506 (a) OneWater Marine, Inc 169,861
52,520 (a) O'Reilly Automotive, Inc 48,866,709
32,132 (a) Overstock.com, Inc 501,259
19,470 Penske Auto Group, Inc 2,785,768
63,078 (a) Petco Health & Wellness Co, Inc 218,250
15,358 PetMed Express, Inc 105,817
32,909 Pool Corp 10,391,675
62,519 Rent-A-Center, Inc 1,629,245
26,266 (a),(b) Revolve Group, Inc 361,157
15,040 (a) RH 3,278,118
299,011 Ross Stores, Inc 34,676,306
82,883 (a) Sally Beauty Holdings, Inc 704,506
22,839 (a) Savers Value Village, Inc 341,900
10,676 Shoe Carnival, Inc 244,267
39,515 (b) Signet Jewelers Ltd 2,759,332
17,467 (a) Sleep Number Corp 284,188
17,973 Sonic Automotive, Inc (Class A) 860,008
31,126 (a),(b) Sportsman's Warehouse Holdings, Inc 158,431
107,982 (a) Stitch Fix, Inc 354,181
83,380 (a),(b) ThredUp, Inc 268,484
16,584 (a),(b) Tilly's, Inc 134,330
1,021,798 TJX Cos, Inc 89,989,750
21,328 (a),(b) Torrid Holdings, Inc 49,694
95,996 Tractor Supply Co 18,484,990
44,859 (a) Ulta Beauty, Inc 17,105,185
53,953 (a) Urban Outfitters, Inc 1,867,853
67,822 (a) Victoria's Secret & Co 1,212,657
64,680 (a) Warby Parker, Inc 839,546
74,009 (a) Wayfair, Inc 3,153,523
55,729 Williams-Sonoma, Inc 8,372,725
3,199 Winmark Corp 1,290,221
17,055 (a) Zumiez, Inc 280,214
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 486,232,816
CONSUMER DURABLES & APPAREL - 1 .1%
29,457 Acushnet Holdings Corp 1,501,129
393,678 (a) Allbirds, Inc 340,453
48,209 (a),(b) AMMO, Inc 140,288
37,384 (a) Beazer Homes USA, Inc 904,319
70,933 Brunswick Corp 4,927,715
107,866 (a) Callaway Golf Co 1,318,123
113,022 (a) Capri Holdings Ltd 5,784,466
31,801 Carter's, Inc 2,135,755
7,534 (a) Cavco Industries, Inc 1,879,808
32,019 Century Communities, Inc 1,969,168
17,828 (b) Clarus Corp 103,224
30,881 Columbia Sportswear Co 2,279,018
39,614 (b) Cricut, Inc 337,907
54,538 (a) Crocs, Inc 4,871,334
22,981 (a) Deckers Outdoor Corp 13,721,036
275,114 DR Horton, Inc 28,721,902
28,420 (a),(b) Dream Finders Homes, Inc 559,590
17,863 Ethan Allen Interiors, Inc 469,082
139,793 (a) Garmin Ltd 14,332,976
32,892 (a) G-III Apparel Group Ltd 840,391
95,226 (a) GoPro, Inc 239,017
22,207 (a) Green Brick Partners, Inc 859,411
348,660 Hanesbrands, Inc 1,460,885

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
113,125 Hasbro, Inc $ 5,107,594
17,902 (a) Helen of Troy Ltd 1,760,125
5,395 (a) Hovnanian Enterprises, Inc 374,845
17,511 Installed Building Products, Inc 1,955,453
20,871 (a) iRobot Corp 687,282
18,019 (a) JAKKS Pacific, Inc 302,179
4,498 Johnson Outdoors, Inc 213,880
72,924 KB Home 3,223,241
52,445 Kontoor Brands, Inc 2,436,070
41,872 (a) Landsea Homes Corp 311,528
28,807 (a) Latham Group, Inc 65,968
33,828 La-Z-Boy, Inc 989,131
166 (a) Legacy Housing Corp 3,073
99,765 Leggett & Platt, Inc 2,337,494
209,272 Lennar Corp (Class A) 22,325,137
15,691 (b) Lennar Corp (Class B) 1,547,289
16,589 (a) LGI Homes, Inc 1,567,826
8,731 (a) Lovesac Co 143,712
97,494 (a) Lululemon Athletica, Inc 38,361,939
32,226 (a) M/I Homes, Inc 2,644,788
15,494 (a) Malibu Boats, Inc 675,848
6,781 Marine Products Corp 66,047
13,757 (a) MasterCraft Boat Holdings, Inc 281,193
334,950 (a) Mattel, Inc 6,390,846
66,005 MDC Holdings, Inc 2,504,890
37,616 Meritage Homes Corp 4,288,976
45,619 (a) Mohawk Industries, Inc 3,666,855
11,455 Movado Group, Inc 319,136
291,711 Newell Rubbermaid, Inc 1,960,298
1,049,651 Nike, Inc (Class B) 107,872,633
2,570 (a) NVR, Inc 13,910,433
11,713 Oxford Industries, Inc 988,577
245,766 (a),(b) Peloton Interactive, Inc 1,169,846
49,830 Polaris Industries, Inc 4,306,309
184,681 Pulte Homes, Inc 13,590,675
117,697 (b) Purple Innovation, Inc 114,166
53,508 PVH Corp 3,978,320
35,835 Ralph Lauren Corp 4,032,513
5,014 Rocky Brands, Inc 61,572
111,211 (a) Skechers U.S.A., Inc (Class A) 5,362,594
45,632 (a) Skyline Champion Corp 2,675,404
39,576 Smith & Wesson Brands, Inc 582,954
10,334 (a),(b) Snap One Holdings Corp 77,402
97,889 (a) Sonos, Inc 1,055,243
59,762 Steven Madden Ltd 1,959,596
31,019 Sturm Ruger & Co, Inc 1,716,902
202,096 Tapestry, Inc 5,569,766
108,743 (a) Taylor Morrison Home Corp 4,167,032
133,539 Tempur Sealy International, Inc 5,332,212
84,307 Toll Brothers, Inc 5,961,348
29,160 (a) TopBuild Corp 6,670,642
16,458 (a) Traeger, Inc 43,285
87,328 (a) Tri Pointe Homes, Inc 2,188,440
142,219 (a) Under Armour, Inc (Class A) 974,200
152,950 (a) Under Armour, Inc (Class C) 983,468
305,186 VF Corp 4,495,390
46,617 (a) Vista Outdoor, Inc 1,171,019
52,704 (a),(b) Vizio Holding Corp 268,263
42,903 (a),(b) Vuzix Corp 139,435
44,369 Whirlpool Corp 4,639,223
60,869 Wolverine World Wide, Inc 489,995

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
87,376 (a) YETI Holdings, Inc $ 3,715,228
TOTAL CONSUMER DURABLES & APPAREL 406,473,725
CONSUMER SERVICES - 2 .3%
42,715 (a) Accel Entertainment, Inc 420,743
192,723 ADT, Inc 1,090,812
39,603 (a) Adtalem Global Education, Inc 2,051,435
361,133 (a) Airbnb, Inc 42,718,423
203,957 Aramark 5,492,562
54,031 (a) BALLY'S CORP 492,763
2,687 (a) Biglari Holdings, Inc (B Shares) 397,058
16,236 (a) BJ's Restaurants, Inc 417,590
101,155 Bloomin' Brands, Inc 2,360,958
19,685 Bluegreen Vacations Holding Corp 659,644
32,899 (a) Booking Holdings, Inc 91,773,734
29,758 (a),(b) Bowlero Corp 300,258
61,775 Boyd Gaming Corp 3,413,069
45,535 (a) Bright Horizons Family Solutions, Inc 3,372,322
33,083 (a) Brinker International, Inc 1,122,175
177,460 (a) Caesars Entertainment, Inc 7,078,879
889,487 (a) Carnival Corp 10,193,521
13,917 Carriage Services, Inc 300,607
81,467 (a) Carrols Restaurant Group, Inc 468,435
13,595 (a),(b) Cava Group, Inc 429,466
20,269 (a) Century Casinos, Inc 88,778
31,587 Cheesecake Factory 981,408
107,492 (a) Chegg, Inc 809,415
24,308 (a) Chipotle Mexican Grill, Inc (Class A) 47,210,998
27,242 (b) Choice Hotels International, Inc 3,010,241
65,440 Churchill Downs, Inc 7,187,930
14,551 (a) Chuy's Holdings, Inc 489,787
147,520 (a) Coursera, Inc 2,557,997
17,056 (b) Cracker Barrel Old Country Store, Inc 1,131,836
104,438 Darden Restaurants, Inc 15,198,862
30,838 (a) Dave & Buster's Entertainment, Inc 1,077,480
49,845 (a) Denny's Corp 429,664
13,530 Dine Brands Global Inc. 666,894
32,781 Domino's Pizza, Inc 11,112,431
261,738 (a) DoorDash, Inc 19,617,263
361,692 (a) DraftKings, Inc 9,989,933
25,768 (a) Duolingo, Inc 3,763,416
12,211 (a) El Pollo Loco Holdings, Inc 101,962
9,603 (a) European Wax Center, Inc 141,836
63,702 (a) Everi Holdings, Inc 687,345
127,073 (a) Expedia Group, Inc 12,108,786
7,261 (a) First Watch Restaurant Group, Inc 121,331
63,264 (a) Frontdoor, Inc 1,830,227
67,165 (a) Full House Resorts, Inc 251,869
52,701 (a),(b) Global Business Travel Group I 259,816
19,659 Golden Entertainment, Inc 616,506
2,812 Graham Holdings Co 1,627,361
29,625 (a) Grand Canyon Education, Inc 3,505,526
131,799 H&R Block, Inc 5,410,349
66,461 (a) Hilton Grand Vacations, Inc 2,389,273
228,976 Hilton Worldwide Holdings, Inc 34,696,733
36,903 Hyatt Hotels Corp 3,780,343
30,674 (a) Inspired Entertainment, Inc 306,127
112,880 International Game Technology plc 2,869,410
17,265 Jack in the Box, Inc 1,090,803
62,386 (b) Krispy Kreme, Inc 806,651
4,466 (a) Kura Sushi USA, Inc 255,187
291,884 Las Vegas Sands Corp 13,852,815
151,179 Laureate Education, Inc 2,137,671

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
36,714 (a) Life Time Group Holdings, Inc $ 433,959
50,626 (a) Lindblad Expeditions Holdings, Inc 314,894
217,107 Marriott International, Inc (Class A) 40,937,696
31,047 Marriott Vacations Worldwide Corp 2,789,883
645,462 McDonald's Corp 169,220,773
277,754 MGM Resorts International 9,699,170
56,702 (a),(b) Mister Car Wash, Inc 294,850
9,593 Monarch Casino & Resort, Inc 577,403
98,040 (a) Nerdy, Inc 301,963
84,311 (a) Noodles & Co 179,582
360,855 (a),(b) Norwegian Cruise Line Holdings Ltd 4,907,628
13,723 (a) ONE Group Hospitality, Inc 60,518
39,139 (a) OneSpaWorld Holdings Ltd 410,177
24,598 Papa John's International, Inc 1,599,362
138,532 (a) Penn National Gaming, Inc 2,733,236
51,762 Perdoceo Education Corp 936,375
74,794 (a) Planet Fitness, Inc 4,133,864
36,820 (a) Portillo's, Inc 550,459
48,781 (a) Potbelly Corp 429,273
6,503 RCI Hospitality Holdings, Inc 354,479
43,399 Red Rock Resorts, Inc 1,716,430
71,691 (a) Rover Group, Inc 462,407
201,912 (a) Royal Caribbean Cruises Ltd 17,108,004
102,195 (a) Rush Street Interactive, Inc 364,836
238,986 (a) Sabre Corp 836,451
75,566 (a) Scientific Games Corp (Class A) 5,524,630
38,148 (a) SeaWorld Entertainment, Inc 1,643,416
140,293 Service Corp International 7,634,745
27,489 (a) Shake Shack, Inc 1,540,484
58,014 (a) Six Flags Entertainment Corp 1,154,479
1,004,373 Starbucks Corp 92,643,366
17,816 Strategic Education, Inc 1,466,435
41,244 (a) Stride, Inc 2,267,595
107,220 (a) Super Group SGHC Ltd 410,653
69,949 (a) Sweetgreen, Inc 722,573
23,787 (a),(b) Target Hospitality Corp 326,595
53,249 Texas Roadhouse, Inc (Class A) 5,406,903
63,192 Travel & Leisure Co 2,150,424
55,854 (a) Udemy, Inc 498,776
32,770 Vail Resorts, Inc 6,955,432
192,997 Wendy's Co 3,670,803
28,297 Wingstop, Inc 5,171,843
82,262 (a) WW International, Inc 643,289
68,358 Wyndham Hotels & Resorts, Inc 4,949,119
91,400 Wynn Resorts Ltd 8,023,092
29,226 (a) Xponential Fitness, Inc 417,055
248,145 Yum! Brands, Inc 29,990,805
TOTAL CONSUMER SERVICES 833,292,898
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
391,303 Albertsons Cos, Inc 8,491,275
23,900 Andersons, Inc 1,198,107
117,079 (a) BJ's Wholesale Club Holdings, Inc 7,975,421
34,858 Casey's General Stores, Inc 9,478,239
25,883 (a) Chefs' Warehouse, Inc 492,554
392,785 Costco Wholesale Corp 216,990,145
193,885 Dollar General Corp 23,080,070
184,387 (a) Dollar Tree, Inc 20,483,552
85,229 (a) Grocery Outlet Holding Corp 2,358,286
38,586 (a) HF Foods Group, Inc 155,887
9,950 Ingles Markets, Inc (Class A) 798,189
571,326 Kroger Co 25,921,061
10,408 Natural Grocers by Vitamin Cottage, Inc 130,829

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
136,613 (a) Performance Food Group Co $ 7,890,767
17,346 Pricesmart, Inc 1,083,952
28,101 SpartanNash Co 631,992
87,100 (a) Sprouts Farmers Market, Inc 3,659,942
451,355 Sysco Corp 30,010,594
405,520 Target Corp 44,927,561
41,913 (a) United Natural Foods, Inc 611,092
184,514 (a) US Foods Holding Corp 7,184,975
4,530 Village Super Market (Class A) 110,849
647,654 Walgreens Boots Alliance, Inc 13,652,546
1,261,942 Walmart, Inc 206,213,942
14,813 Weis Markets, Inc 964,326
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 634,496,153
ENERGY - 4 .7%
342,819 Antero Midstream Corp 4,230,386
228,903 (a) Antero Resources Corp 6,738,904
275,046 APA Corp 10,924,827
18,418 Arch Resources, Inc 2,777,987
196,048 Archrock, Inc 2,483,928
37,685 Ardmore Shipping Corp 500,834
869,879 Baker Hughes Co 29,941,235
74,590 Berry Corp 622,826
328,074 (a) Borr Drilling Ltd 2,011,094
22,773 (a) Bristow Group, Inc 595,286
673,704 Cabot Oil & Gas Corp 18,526,860
58,903 Cactus, Inc 2,764,907
61,384 California Resources Corp 3,228,185
67,249 (a) Callon Petroleum Co 2,511,750
27,414 (a) Centrus Energy Corp 1,454,861
185,886 ChampionX Corp 5,725,289
213,117 Cheniere Energy, Inc 35,466,931
118,152 Chesapeake Energy Corp 10,170,524
1,564,403 Chevron Corp 227,980,449
40,808 Chord Energy Corp 6,746,379
57,131 (b) Civitas Resources, Inc 4,309,391
115,507 (a) Clean Energy Fuels Corp 403,119
155,208 (a) CNX Resources Corp 3,371,118
165,087 (b) Comstock Resources, Inc 2,080,096
1,071,626 ConocoPhillips 127,309,169
29,435 CONSOL Energy, Inc 2,704,782
38,444 Core Laboratories, Inc 823,470
37,313 Crescent Energy Co 454,472
24,649 CVR Energy, Inc 807,255
64,227 Delek US Holdings, Inc 1,692,381
51,319 (a) Denbury, Inc 4,561,746
573,731 Devon Energy Corp 26,718,653
104,954 DHT Holdings, Inc 1,167,088
78,397 (a) Diamond Offshore Drilling, Inc 972,907
155,086 Diamondback Energy, Inc 24,863,388
28,709 (a) DMC Global, Inc 544,036
25,410 Dorian LPG Ltd 812,358
23,983 (a) Dril-Quip, Inc 519,472
75,689 DT Midstream, Inc 4,084,935
33,338 (a) Earthstone Energy, Inc 705,765
18,273 (a),(b) Empire Petroleum Corp 152,762
153,847 (a),(b) Encore Energy Corp 507,695
121,539 (a),(b) Energy Fuels, Inc 973,527
518,014 EOG Resources, Inc 65,399,267
310,899 EQT Corp 13,175,900
366,587 Equitrans Midstream Corp 3,251,627
14,387 Excelerate Energy, Inc 204,583
59,737 (a) Expro Group Holdings NV 940,858

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
3,548,490 Exxon Mobil Corp $ 375,607,666
30,260 FLEX LNG Ltd 924,140
15,687 (a) Forum Energy Technologies, Inc 341,506
442,305 (a),(b) Gevo, Inc 473,266
117,985 Golar LNG Ltd 2,646,404
35,517 (a) Green Plains, Inc 1,043,489
9,172 (a) Gulfport Energy Operating Corp 1,133,751
44,445 (a),(b) Hallador Energy Co 621,341
760,024 Halliburton Co 29,899,344
111,242 (a) Helix Energy Solutions Group, Inc 1,090,172
78,305 Helmerich & Payne, Inc 3,098,529
246,300 Hess Corp 35,565,720
112,521 HF Sinclair Corp 6,231,413
4,935 (b) HighPeak Energy, Inc 87,399
39,422 International Seaways, Inc 1,895,804
1,738,639 Kinder Morgan, Inc 28,165,952
12,940 (b) Kinetik Holdings, Inc 458,594
45,147 (a),(b) KLX Energy Services Holdings, Inc 464,111
359,220 (a) Kosmos Energy Ltd 2,600,753
176,225 Liberty Energy, Inc 3,471,632
128,450 Magnolia Oil & Gas Corp 2,883,702
549,592 Marathon Oil Corp 15,009,358
368,578 Marathon Petroleum Corp 55,747,422
84,517 Matador Resources Co 5,213,854
109,129 Murphy Oil Corp 4,896,618
10,562 (a) Nabors Industries Ltd 1,031,274
6,549 Nacco Industries, Inc (Class A) 226,268
62,441 (b) New Fortress Energy, Inc 1,891,962
114,362 (a) Newpark Resources, Inc 791,385
53,635 (a),(b) NextDecade Corp 235,458
85,964 Noble Corp plc 4,013,659
168,162 Nordic American Tankers Ltd 771,864
77,394 Northern Oil and Gas, Inc 2,967,286
353,109 NOV, Inc 7,048,056
612,663 Occidental Petroleum Corp 37,868,700
82,766 (a) Oceaneering International, Inc 1,820,024
49,464 (a) Oil States International, Inc 359,109
394,255 ONEOK, Inc 25,705,426
218,815 Ovintiv, Inc 10,503,120
70,841 (a) Par Pacific Holdings, Inc 2,325,002
273,456 Patterson-UTI Energy, Inc 3,472,891
107,116 PBF Energy, Inc 5,091,223
122,456 Peabody Energy Corp 2,888,737
274,950 Permian Resources Corp 4,006,022
406,881 Phillips 66 46,412,916
205,050 Pioneer Natural Resources Co 49,006,950
19,704 (a),(b) ProFrac Holding Corp 185,612
145,202 (a) ProPetro Holding Corp 1,521,717
209,680 Range Resources Corp 7,514,931
38,949 Ranger Energy Services, Inc 452,198
12,132 (a) Rex American Resources Corp 461,137
9,029 (b) Riley Exploration Permian, Inc 285,768
186,183 (a),(b) Ring Energy, Inc 323,958
176,880 RPC, Inc 1,471,642
18,387 SandRidge Energy, Inc 291,434
1,257,021 Schlumberger Ltd 69,965,789
40,019 Scorpio Tankers, Inc 2,247,067
37,559 (a) SEACOR Marine Holdings, Inc 520,568
42,420 (a) Seadrill Ltd 1,676,438
50,298 Select Water Solutions, Inc 374,217
105,783 SFL Corp Ltd 1,148,803
22,344 (a) SilverBow Resources, Inc 761,930
74,455 Sitio Royalties Corp 1,840,528

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
96,934 SM Energy Co $ 3,908,379
21,978 Solaris Oilfield Infrastructure, Inc 203,077
1,044,724 (a) Southwestern Energy Co 7,448,882
102,784 (a) Talos Energy, Inc 1,593,152
190,147 Targa Resources Corp 15,898,191
374,932 TechnipFMC plc 8,068,537
110,431 (a) Teekay Corp 776,330
17,431 Teekay Tankers Ltd 866,321
681,381 (a),(b) Tellurian, Inc 470,153
89,720 (a) Tetra Technologies, Inc 425,273
4,928 Texas Pacific Land Corp 9,096,842
33,955 (a) Tidewater, Inc 2,320,824
351,294 (a),(b) Uranium Energy Corp 2,090,199
142,399 (a) US Silica Holdings, Inc 1,718,756
230,602 Vaalco Energy, Inc 1,030,791
62,702 (a) Valaris Ltd 4,140,840
306,021 Valero Energy Corp 38,864,667
42,077 (a),(b) Vertex Energy, Inc 181,352
17,969 (a) Vital Energy, Inc 899,169
19,327 Vitesse Energy, Inc 457,857
105,827 (a) W&T Offshore, Inc 439,182
60,923 (a) Weatherford International plc 5,671,322
1,073,961 Williams Cos, Inc 36,944,258
50,146 World Fuel Services Corp 927,701
TOTAL ENERGY 1,692,410,326
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .6%
67,908 Acadia Realty Trust 972,443
90,150 Agree Realty Corp 5,042,991
57,396 Alexander & Baldwin, Inc 906,857
2,341 Alexander's, Inc 440,085
146,220 Alexandria Real Estate Equities, Inc 13,617,469
24,923 Alpine Income Property Trust, Inc 383,814
42,194 American Assets Trust, Inc 748,943
262,742 American Homes 4 Rent 8,602,173
414,096 American Tower Corp 73,787,766
229,759 Americold Realty Trust, Inc 6,024,281
139,049 Apartment Income REIT Corp 4,061,621
228,578 (a) Apartment Investment and Management Co 1,339,467
222,137 Apple Hospitality REIT, Inc 3,483,108
51,087 Armada Hoffler Properties, Inc 508,827
123,442 AvalonBay Communities, Inc 20,459,277
122,117 Boston Properties, Inc 6,541,808
32,707 Braemar Hotels & Resorts, Inc 85,692
55,932 Brandywine Realty Trust 209,186
242,399 Brixmor Property Group, Inc 5,039,475
187,485 Broadstone Net Lease, Inc 2,652,913
15,761 BRT Apartments Corp 255,801
92,462 Camden Property Trust 7,848,175
130,418 CareTrust REIT, Inc 2,806,595
20,606 CBL & Associates Properties, Inc 427,162
21,625 Centerspace 1,050,542
43,190 Chatham Lodging Trust 399,507
45,741 City Office REIT, Inc 174,273
8,117 Clipper Realty, Inc 38,556
21,137 Community Healthcare Trust, Inc 605,998
117,806 Corporate Office Properties Trust 2,685,977
115,041 Cousins Properties, Inc 2,055,783
372,729 Crown Castle, Inc 34,656,342
21,615 CTO Realty Growth, Inc 349,947
197,821 CubeSmart 6,743,718
157,600 DiamondRock Hospitality Co 1,218,248
259,167 Digital Realty Trust, Inc 32,230,008

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
246,911 Diversified Healthcare Trust $ 511,106
181,095 Douglas Emmett, Inc 2,030,075
97,623 Easterly Government Properties, Inc 1,050,423
33,861 EastGroup Properties, Inc 5,527,808
106,758 Empire State Realty Trust, Inc 863,672
84,659 EPR Properties 3,614,939
83,026 Equinix, Inc 60,579,091
121,517 Equity Commonwealth 2,301,532
155,258 Equity Lifestyle Properties, Inc 10,215,976
325,948 Equity Residential 18,034,703
111,554 Essential Properties Realty Trust, Inc 2,448,610
52,849 Essex Property Trust, Inc 11,305,458
182,425 Extra Space Storage, Inc 18,897,406
21,102 Farmland Partners, Inc 219,883
73,495 Federal Realty Investment Trust 6,702,009
103,143 First Industrial Realty Trust, Inc 4,362,949
99,649 Four Corners Property Trust, Inc 2,122,524
222,395 Gaming and Leisure Properties, Inc 10,094,509
40,489 Getty Realty Corp 1,077,817
37,072 Gladstone Commercial Corp 443,010
22,586 Gladstone Land Corp 308,525
54,522 Global Medical REIT, Inc 472,161
178,326 Global Net Lease, Inc 1,415,908
319,675 Healthcare Realty Trust, Inc 4,587,336
477,469 Healthpeak Properties, Inc 7,424,643
40,583 Hersha Hospitality Trust 402,583
104,113 Highwoods Properties, Inc 1,862,582
606,824 Host Marriott Corp 9,393,636
32,582 (a) Howard Hughes Holdings, Inc 2,161,164
171,592 Hudson Pacific Properties, Inc 765,300
160,640 Independence Realty Trust, Inc 1,990,330
28,462 Innovative Industrial Properties, Inc 2,044,425
51,970 InvenTrust Properties Corp 1,304,447
541,412 Invitation Homes, Inc 16,074,522
264,353 Iron Mountain, Inc 15,615,332
90,901 JBG SMITH Properties 1,169,896
85,729 Kilroy Realty Corp 2,450,135
467,614 Kimco Realty Corp 8,388,995
166,378 Kite Realty Group Trust 3,547,179
76,767 Lamar Advertising Co 6,315,621
294,002 Lexington Realty Trust 2,325,556
56,334 LTC Properties, Inc 1,780,718
209,540 Macerich Co 2,036,729
75,492 Mack-Cali Realty Corp 1,010,838
728,388 Medical Properties Trust, Inc 3,481,695
95,805 Mid-America Apartment Communities, Inc 11,319,361
58,686 National Health Investors, Inc 2,936,647
169,734 National Retail Properties, Inc 6,166,436
97,859 National Storage Affiliates Trust 2,790,939
79,116 NETSTREIT Corp 1,127,403
35,587 NexPoint Diversified Real Estate Trust 280,426
17,985 NexPoint Residential Trust, Inc 485,415
42,738 Office Properties Income Trust 191,894
213,315 Omega Healthcare Investors, Inc 7,060,726
17,267 One Liberty Properties, Inc 317,713
38,649 Orion Office REIT, Inc 184,742
132,558 Outfront Media, Inc 1,293,766
5,946 Paramount Group, Inc 25,449
261,208 Park Hotels & Resorts, Inc 3,011,728
23,540 Peakstone Realty Trust 304,137
101,003 Pebblebrook Hotel Trust 1,204,966
86,759 Phillips Edison & Co, Inc 3,063,460
226,971 Physicians Realty Trust 2,464,905

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
246,426 Piedmont Office Realty Trust, Inc $ 1,283,879
22,498 Plymouth Industrial REIT, Inc 448,610
15,321 Postal Realty Trust, Inc 202,850
64,590 PotlatchDeltic Corp 2,767,682
813,700 Prologis, Inc 81,980,275
140,562 Public Storage, Inc 33,553,555
155,244 Rayonier, Inc 3,918,359
574,905 Realty Income Corp 27,238,999
158,447 Regency Centers Corp 9,548,016
93,857 Retail Opportunity Investments Corp 1,101,881
164,137 Rexford Industrial Realty, Inc 7,097,284
205,265 RLJ Lodging Trust 1,929,491
75,917 RPT Realty 819,144
52,448 Ryman Hospitality Properties, Inc 4,489,549
210,350 Sabra Health Care REIT, Inc 2,869,174
42,812 Safehold, Inc 696,551
9,694 Saul Centers, Inc 337,060
94,823 SBA Communications Corp 19,782,922
150,290 Service Properties Trust 1,089,603
290,480 Simon Property Group, Inc 31,920,847
151,631 SITE Centers Corp 1,768,017
71,361 SL Green Realty Corp 2,090,164
121,938 Spirit Realty Capital, Inc 4,388,549
133,255 STAG Industrial, Inc 4,426,731
93,397 Summit Hotel Properties, Inc 526,759
101,035 Sun Communities, Inc 11,239,133
159,255 Sunstone Hotel Investors, Inc 1,481,072
104,878 Tanger Factory Outlet Centers, Inc 2,364,999
56,986 Terreno Realty Corp 3,036,214
285,558 UDR, Inc 9,083,600
37,174 UMH Properties, Inc 513,373
112,942 Uniti Group, Inc 519,533
10,070 Universal Health Realty Income Trust 387,091
83,482 Urban Edge Properties 1,324,025
332,285 Ventas, Inc 14,108,821
905,464 VICI Properties, Inc 25,262,446
162,331 Vornado Realty Trust 3,116,755
126,786 Washington REIT 1,617,789
439,934 (c) Welltower, Inc 36,782,882
655,228 Weyerhaeuser Co 18,798,491
31,390 Whitestone REIT 312,331
184,009 WP Carey, Inc 9,872,083
92,154 Xenia Hotels & Resorts, Inc 1,071,751
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 940,587,037
FINANCIAL SERVICES - 7 .6%
8,238 AFC Gamma, Inc 87,158
36,469 Affiliated Managers Group, Inc 4,476,934
198,148 (a),(b) Affirm Holdings, Inc 3,489,386
484,239 AGNC Investment Corp 3,573,684
11,267 Alerus Financial Corp 195,032
251,385 Ally Financial, Inc 6,081,003
12,218 A-Mark Precious Metals, Inc 330,863
527,827 American Express Co 77,078,577
93,131 Ameriprise Financial, Inc 29,296,219
414,182 Annaly Capital Management, Inc 6,465,381
102,927 Apollo Commercial Real Estate Finance, Inc 1,025,153
462,352 Apollo Global Management, Inc 35,804,539
138,147 Arbor Realty Trust, Inc 1,742,034
26,410 Ares Commercial Real Estate Corp 242,180
146,765 Ares Management Corp 14,469,561
28,935 ARMOUR Residential REIT, Inc 421,583
55,250 Artisan Partners Asset Management, Inc 1,823,250

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
17,300 (a) AssetMark Financial Holdings, Inc $ 413,643
3,795 (a),(b) Atlanticus Holdings Corp 111,042
39,109 (a) Avantax, Inc 1,009,403
113,462 (a) AvidXchange Holdings, Inc 980,312
14,466 (b) B Riley Financial, Inc 523,814
125,233 (a),(b) Bakkt Holdings, Inc 126,485
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 577,258
690,159 Bank of New York Mellon Corp 29,331,758
1,621,732 (a) Berkshire Hathaway, Inc 553,545,784
241,886 BGC Group, Inc 1,419,871
132,951 BlackRock, Inc 81,403,238
132,203 Blackstone Mortgage Trust, Inc 2,637,450
629,829 Blackstone, Inc 58,164,708
472,035 (a) Block, Inc 18,999,409
407,422 (b) Blue Owl Capital, Inc 5,023,513
36,876 Bread Financial Holdings, Inc 996,758
33,250 Brightsphere Investment Group, Inc 520,695
72,747 BrightSpire Capital, Inc 411,748
64,986 (a) Cannae Holdings, Inc 1,062,521
42,561 (a) Cantaloupe, Inc 280,051
337,617 Capital One Financial Corp 34,197,226
194,801 Carlyle Group, Inc 5,364,820
10,688 Cass Information Systems, Inc 404,113
98,023 Cboe Global Markets, Inc 16,064,990
1,323,536 Charles Schwab Corp 68,876,813
289,108 Chimera Investment Corp 1,387,718
71,387 Claros Mortgage Trust, Inc 744,566
317,756 CME Group, Inc 67,828,196
22,619 Cohen & Steers, Inc 1,181,617
145,541 (a) Coinbase Global, Inc 11,224,122
46,488 (b) Compass Diversified Trust 798,664
147,951 Corebridge Financial, Inc 2,959,020
5,387 (a) Credit Acceptance Corp 2,167,890
2,620 Diamond Hill Investment Group, Inc 411,602
225,347 Discover Financial Services 18,496,482
21,354 (a) Donnelley Financial Solutions, Inc 1,162,298
19,484 Dynex Capital, Inc 195,619
39,095 Ellington Financial, Inc 470,313
33,565 Enact Holdings, Inc 925,051
19,960 (a) Encore Capital Group, Inc 752,093
28,542 (a) Enova International, Inc 1,138,255
317,276 Equitable Holdings, Inc 8,430,023
112,766 Essent Group Ltd 5,327,066
37,925 (a) Euronet Worldwide, Inc 2,914,157
31,406 Evercore Partners, Inc (Class A) 4,088,433
75,626 EVERTEC, Inc 2,403,394
34,739 Factset Research Systems, Inc 15,003,427
8,178 Federal Agricultural Mortgage Corp (FAMC) 1,214,924
515,096 Fidelity National Information Services, Inc 25,296,365
185,025 (a),(b) Finance Of America Cos, Inc 192,426
29,291 FirstCash Holdings, Inc 3,190,376
537,231 (a) Fiserv, Inc 61,110,026
65,715 (a) FleetCor Technologies, Inc 14,797,047
80,416 (a) Flywire Corp 2,162,386
192,308 (a),(b) Forge Global Holdings, Inc 488,462
64,711 Franklin BSP Realty Trust, Inc 816,006
259,566 Franklin Resources, Inc 5,915,509
23,662 (b) GCM Grosvenor, Inc 190,479
233,227 Global Payments, Inc 24,773,372
284,486 Goldman Sachs Group, Inc 86,372,794
40,822 Granite Point Mortgage Trust, Inc 171,452
39,301 (a) Green Dot Corp 439,385
40,122 Hamilton Lane, Inc 3,375,063

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
86,811 Hannon Armstrong Sustainable Infrastructure Capital, Inc $ 1,487,941
41,860 Houlihan Lokey, Inc 4,207,767
14,780 (a) I3 Verticals, Inc 277,125
82,877 Interactive Brokers Group, Inc (Class A) 6,635,961
501,902 Intercontinental Exchange, Inc 53,924,351
23,706 (a) International Money Express, Inc 378,348
323,852 Invesco Ltd 4,200,360
31,093 Invesco Mortgage Capital, Inc 212,365
63,918 Jack Henry & Associates, Inc 9,011,799
90,225 Jackson Financial, Inc 3,312,160
106,680 Janus Henderson Group plc 2,461,108
164,215 Jefferies Financial Group, Inc 5,284,439
569,241 KKR & Co, Inc 31,535,951
38,895 KKR Real Estate Finance Trust, Inc 406,064
89,739 Ladder Capital Corp 907,261
75,192 Lazard Ltd (Class A) 2,088,082
91,135 (a) LendingClub Corp 472,991
8,934 (a) LendingTree, Inc 118,197
68,899 LPL Financial Holdings, Inc 15,469,204
32,375 MarketAxess Holdings, Inc 6,920,156
420,596 (a) Marqeta, Inc 2,174,481
744,397 Mastercard, Inc (Class A) 280,153,811
13,914 Merchants Bancorp 415,889
119,851 MFA Financial, Inc 1,065,475
292,825 MGIC Investment Corp 4,931,173
44,818 Moelis & Co 1,866,222
141,155 Moody's Corp 43,475,740
1,058,170 Morgan Stanley 74,939,599
23,298 Morningstar, Inc 5,899,986
65,994 (a) Mr Cooper Group, Inc 3,730,641
68,640 MSCI, Inc (Class A) 32,367,192
304,030 Nasdaq Stock Market, Inc 15,079,888
89,103 Navient Corp 1,417,629
11,253 Nelnet, Inc (Class A) 954,367
27,715 (a),(b) NerdWallet, Inc 298,768
74,821 New York Mortgage Trust, Inc 582,856
76,344 (a) NMI Holdings, Inc 2,088,008
180,907 Northern Trust Corp 11,923,580
108,857 OneMain Holdings, Inc 3,911,232
76,300 (a) Open Lending Corp 457,037
88,465 (a),(b) OppFi, Inc 197,277
19,230 Orchid Island Capital, Inc 120,764
37,029 P10, Inc 348,813
169,691 (a) Pagseguro Digital Ltd 1,198,018
32,804 Patria Investments Ltd 422,844
342,715 (a) Payoneer Global, Inc 1,984,320
988,723 (a) PayPal Holdings, Inc 51,215,851
25,684 (a) Paysafe Ltd 249,649
24,785 PennyMac Financial Services, Inc 1,665,552
78,042 PennyMac Mortgage Investment Trust 987,231
25,308 Perella Weinberg Partners 248,272
13,027 Piper Jaffray Cos 1,821,826
18,416 PJT Partners, Inc 1,443,078
34,184 (a) PRA Group, Inc 420,805
50,105 (a) PROG Holdings, Inc 1,372,376
133,385 Radian Group, Inc 3,379,976
166,455 Raymond James Financial, Inc 15,886,465
207,645 Ready Capital Corp 1,958,092
89,598 Redwood Trust, Inc 562,675
5,861 Regional Management Corp 145,704
115,576 (a) Remitly Global, Inc 3,112,462
63,890 (a) Repay Holdings Corp 382,701
441,390 Rithm Capital Corp 4,118,169

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
647,541 (a) Robinhood Markets, Inc $ 5,918,525
99,543 (a),(b) Rocket Cos, Inc 735,623
285,313 S&P Global, Inc 99,662,684
15,960 Sculptor Capital Management, Inc 201,894
98,977 SEI Investments Co 5,311,106
44,800 (a) Shift4 Payments, Inc 1,994,496
216,148 SLM Corp 2,809,924
796,488 (a),(b) SoFi Technologies, Inc 6,013,484
27,739 (a) Star Holdings 317,612
217,064 Starwood Property Trust, Inc 3,852,886
275,967 State Street Corp 17,835,747
35,681 StepStone Group, Inc 1,009,772
97,747 Stifel Financial Corp 5,571,579
240,260 (a) StoneCo Ltd 2,382,178
12,051 (a) StoneX Group, Inc 1,148,701
360,792 Synchrony Financial 10,120,216
191,988 T Rowe Price Group, Inc 17,374,914
119,035 TFS Financial Corp 1,411,755
306,895 (a) Toast, Inc 4,907,251
46,946 TPG RE Finance Trust, Inc 258,672
51,595 TPG, Inc 1,426,086
108,603 Tradeweb Markets, Inc 9,775,356
152,113 Two Harbors Investment Corp 1,766,032
62,035 (a),(b) Upstart Holdings, Inc 1,490,701
73,381 (b) UWM Holdings Corp 355,898
13,156 Victory Capital Holdings, Inc 387,576
80,736 Virtu Financial, Inc 1,492,809
5,596 Virtus Investment Partners, Inc 1,030,951
1,435,394 Visa, Inc (Class A) 337,461,129
82,007 Voya Financial, Inc 5,475,607
33,610 Walker & Dunlop, Inc 2,177,928
19,463 Waterstone Financial, Inc 210,200
300,683 Western Union Co 3,394,711
41,097 (a) WEX, Inc 6,841,829
100,313 (b) WisdomTree, Inc 621,941
3,291 (a),(b) World Acceptance Corp 324,558
287,738 XP, Inc 5,754,760
TOTAL FINANCIAL SERVICES 2,748,681,253
FOOD, BEVERAGE & TOBACCO - 2 .9%
1,578,153 Altria Group, Inc 63,394,406
476,349 Archer-Daniels-Midland Co 34,092,298
56,824 B&G Foods, Inc (Class A) 458,570
66,503 (a),(b) Beyond Meat, Inc 397,023
9,546 (a) Boston Beer Co, Inc (Class A) 3,187,887
38,202 Brown-Forman Corp (Class A) 2,193,559
157,376 Brown-Forman Corp (Class B) 8,838,236
126,578 Bunge Ltd 13,414,736
14,278 Calavo Growers, Inc 361,804
29,761 Cal-Maine Foods, Inc 1,348,471
185,170 Campbell Soup Co 7,482,720
41,604 (a) Celsius Holdings, Inc 6,327,552
3,443,666 Coca-Cola Co 194,532,692
3,853 Coca-Cola Consolidated Inc 2,452,088
456,707 ConAgra Brands, Inc 12,495,503
139,974 Constellation Brands, Inc (Class A) 32,774,912
137,434 (a) Darling International, Inc 6,086,952
52,252 Dole plc 596,718
34,349 (a) Duckhorn Portfolio, Inc 358,260
178,075 Flowers Foods, Inc 3,905,185
34,730 Fresh Del Monte Produce, Inc 868,250
42,751 (a) Freshpet, Inc 2,453,907
516,294 General Mills, Inc 33,683,021

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
68,087 (a) Hain Celestial Group, Inc $ 752,361
130,868 Hershey Co 24,518,120
263,487 Hormel Foods Corp 8,576,502
101,190 (a) Hostess Brands, Inc 3,379,746
56,918 Ingredion, Inc 5,326,386
11,507 J&J Snack Foods Corp 1,802,111
92,205 J.M. Smucker Co 10,496,617
7,322 John B Sanfilippo & Son, Inc 748,748
230,590 Kellogg Co 11,637,877
828,548 Keurig Dr Pepper, Inc 25,129,861
734,888 Kraft Heinz Co 23,119,576
126,597 Lamb Weston Holdings, Inc 11,368,411
14,847 Lancaster Colony Corp 2,511,667
25,397 (b) Limoneira Co 362,923
217,351 McCormick & Co, Inc 13,888,729
12,426 MGP Ingredients, Inc 1,176,245
27,002 (a) Mission Produce, Inc 254,089
153,679 Molson Coors Brewing Co (Class B) 8,878,036
1,204,684 Mondelez International, Inc 79,762,128
656,202 (a) Monster Beverage Corp 33,531,922
21,109 (a) National Beverage Corp 979,035
1,223,181 PepsiCo, Inc 199,720,994
1,382,788 Philip Morris International, Inc 123,289,378
41,744 (a) Pilgrim's Pride Corp 1,064,472
43,090 (a) Post Holdings, Inc 3,459,265
118,935 Primo Water Corp 1,553,291
234 Seaboard Corp 820,626
4,078 (a) Seneca Foods Corp 222,863
74,009 (a) Simply Good Foods Co 2,759,796
68,405 (a) Sovos Brands, Inc 1,485,072
75,640 (a) SunOpta, Inc 290,458
45,643 (a) TreeHouse Foods, Inc 1,902,857
10,372 Turning Point Brands, Inc 207,959
240,203 Tyson Foods, Inc (Class A) 11,133,409
38,821 Universal Corp 1,746,945
42,921 Utz Brands, Inc 523,207
153,958 Vector Group Ltd 1,582,688
27,741 (a) Vita Coco Co, Inc 751,781
17,927 (a) Vital Farms, Inc 198,273
34,783 (a),(b) Westrock Coffee Co 286,612
57,647 (a) WK Kellogg Co 577,623
TOTAL FOOD, BEVERAGE & TOBACCO 1,053,483,409
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
133,195 (a),(b) 23andMe Holding Co 112,830
1,530,619 Abbott Laboratories 144,720,026
84,411 (a) Acadia Healthcare Co, Inc 6,205,053
85,064 (a) Accolade, Inc 552,916
100,756 (a),(b) Accuray, Inc 265,996
55,713 (a) AdaptHealth Corp 408,376
23,591 (a) Addus HomeCare Corp 1,861,330
27,451 (a) Agiliti, Inc 154,549
237,651 (a),(b) agilon health, Inc 4,277,718
13,730 (a),(b) AirSculpt Technologies, Inc 82,380
68,375 (a) Align Technology, Inc 12,621,341
66,096 (a) Alignment Healthcare, Inc 454,741
102,545 (a) Allscripts Healthcare Solutions, Inc 1,352,569
51,158 (a) Alphatec Holdings, Inc 469,630
35,847 (a) Amedisys, Inc 3,279,642
206,241 (a) American Well Corp 241,302
144,678 AmerisourceBergen Corp 26,787,132
34,740 (a) AMN Healthcare Services, Inc 2,635,376
26,981 (a) Angiodynamics, Inc 167,282

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
31,254 (a) Apollo Medical Holdings, Inc $ 975,437
32,847 (a) AtriCure, Inc 1,137,820
1,088 Atrion Corp 372,074
35,972 (a) Avanos Medical, Inc 660,446
158,703 (a) Aveanna Healthcare Holdings, Inc 219,010
27,811 (a) Axogen, Inc 104,569
46,100 (a) Axonics, Inc 2,360,781
459,358 Baxter International, Inc 14,896,980
250,034 Becton Dickinson & Co 63,203,595
64,621 (a),(b) Beyond Air, Inc 150,567
1,255,783 (a) Boston Scientific Corp 64,283,532
182,415 (a) Brookdale Senior Living, Inc 713,243
135,332 (a),(b) Butterfly Network, Inc 114,613
232,477 Cardinal Health, Inc 21,155,407
15,535 (a) Castle Biosciences, Inc 242,657
479,295 (a) Centene Corp 33,061,769
101,278 (a) Certara, Inc 1,234,579
124,755 (a) Cerus Corp 174,657
13,534 Chemed Corp 7,614,905
256,829 Cigna Group 79,411,527
20,302 (a) Computer Programs & Systems, Inc 286,055
22,557 Conmed Corp 2,198,405
43,746 Cooper Cos, Inc 13,637,816
7,447 (a) Corvel Corp 1,444,271
36,466 (a) Cross Country Healthcare, Inc 844,553
28,142 (a) CryoLife, Inc 358,529
12,864 (a),(b) Cutera, Inc 40,007
26,756 (a),(b) CVRx, Inc 357,995
1,127,093 CVS Health Corp 77,780,688
45,269 (a) DaVita, Inc 3,496,125
19,366 (a) Definitive Healthcare Corp 111,548
193,911 Dentsply Sirona, Inc 5,896,834
343,932 (a) DexCom, Inc 30,551,480
62,348 (a) DocGo, Inc 370,347
106,732 (a) Doximity, Inc 2,180,535
537,620 (a) Edwards Lifesciences Corp 34,257,146
210,699 Elevance Health, Inc 94,833,513
55,794 Embecta Corp 843,605
89,300 Encompass Health Corp 5,586,608
36,675 (a) Enhabit, Inc 270,295
34,689 (a) Enovis Corp 1,592,225
45,165 Ensign Group, Inc 4,362,939
136,895 (a) Envista Holdings Corp 3,185,547
92,363 (a) Evolent Health, Inc 2,256,428
99,142 (a) Figs, Inc 546,272
15,836 (a) Fulgent Genetics, Inc 379,114
350,893 GE HealthCare Technologies, Inc 23,358,947
43,328 (a) Glaukos Corp 2,954,970
93,228 (a) Globus Medical, Inc 4,261,452
100,347 (a) Guardant Health, Inc 2,596,980
41,751 (a) Haemonetics Corp 3,558,438
180,194 HCA, Inc 40,749,071
38,567 (a) Health Catalyst, Inc 288,867
77,387 (a) HealthEquity, Inc 5,547,100
19,996 HealthStream, Inc 507,898
122,435 (a) Henry Schein, Inc 7,955,826
95,038 (a) Hims & Hers Health, Inc 568,327
220,928 (a) Hologic, Inc 14,618,806
109,502 Humana, Inc 57,345,102
21,074 (a) ICU Medical, Inc 2,066,516
71,881 (a) IDEXX Laboratories, Inc 28,714,303
51,855 (a) Inari Medical, Inc 3,148,117
39,216 (a),(b) InfuSystem Holdings, Inc 375,689

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
64,563 (a) Inmode Ltd $ 1,233,153
20,735 (a),(b) Innovage Holding Corp 112,591
13,893 (a) Inogen, Inc 62,102
26,630 (a) Inspire Medical Systems, Inc 3,918,871
61,135 (a) Insulet Corp 8,104,667
29,128 (a) Integer Holdings Corp 2,364,320
87,550 (a) Integra LifeSciences Holdings Corp 3,148,298
311,418 (a) Intuitive Surgical, Inc 81,660,028
12,831 iRadimed Corp 522,735
24,799 (a) iRhythm Technologies, Inc 1,947,218
10,108 (a) Joint Corp 78,944
75,830 Laboratory Corp of America Holdings 15,145,526
60,306 (a) Lantheus Holdings, Inc 3,895,768
16,045 LeMaitre Vascular, Inc 779,466
98,206 (a),(b) LifeStance Health Group, Inc 572,541
48,529 (a) LivaNova plc 2,380,347
39,912 (a) Masimo Corp 3,238,061
120,780 McKesson Corp 54,998,381
1,168,078 Medtronic plc 82,419,584
59,903 (a) Merit Medical Systems, Inc 4,117,732
3,546 Mesa Laboratories, Inc 332,721
9,311 (a) ModivCare, Inc 393,297
51,502 (a) Molina Healthcare, Inc 17,147,591
340,099 (a),(b) Multiplan Corp 574,767
32,656 (a),(b) Nano-X Imaging Ltd 164,913
9,670 National Healthcare Corp 651,371
13,196 National Research Corp 557,663
180,245 (a) Neogen Corp 2,683,848
100,310 (a) NeoGenomics, Inc 1,406,346
25,545 (a) Nevro Corp 368,614
41,810 (a) NextGen Healthcare, Inc 1,000,095
91,637 (a) Novocure Ltd 1,218,772
36,495 (a) Omnicell, Inc 1,297,032
299,751 (a),(b) Opko Health, Inc 374,689
12,320 (a) OptimizeRx Corp 99,299
150,265 (a) Option Care Health, Inc 4,166,848
54,102 (a) OraSure Technologies, Inc 279,166
24,415 (a) Orthofix Medical, Inc 269,542
10,294 (a) OrthoPediatrics Corp 251,791
33,381 (a) Outset Medical, Inc 118,169
54,182 (a) Owens & Minor, Inc 776,428
95,239 (a),(b) P3 Health Partners, Inc 136,192
35,588 (a) Paragon 28, Inc 307,124
65,175 Patterson Cos, Inc 1,985,231
61,546 (a) Pediatrix Medical Group, Inc 705,317
31,176 (a) Pennant Group, Inc 338,883
30,855 (a) Penumbra, Inc 5,897,933
17,969 (a) PetIQ, Inc 337,278
34,961 (a) Phreesia, Inc 477,567
132,347 Premier, Inc 2,543,709
113,231 (a) Privia Health Group, Inc 2,380,116
31,282 (a),(b) PROCEPT BioRobotics Corp 838,045
57,755 (a) Progyny, Inc 1,782,319
133,733 (a) Project Roadrunner Parent, Inc 1,576,712
18,481 (a) Pulmonx Corp 162,448
107,131 Quest Diagnostics, Inc 13,937,743
46,743 (a) QuidelOrtho Corp 2,855,062
72,993 (a) Quipt Home Medical Corp 345,257
31,900 (a) RadNet, Inc 860,024
128,377 Resmed, Inc 18,129,400
24,262 (a) RxSight, Inc 537,161
46,518 (a) Schrodinger, Inc 1,009,441
84,676 Select Medical Holdings Corp 1,924,686

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
15,510 (a) Semler Scientific, Inc $ 452,427
382,587 (a),(b) Sharecare, Inc 401,716
31,551 (a) Shockwave Medical, Inc 6,507,709
23,620 (a) SI-BONE, Inc 401,776
43,444 (a),(b) Silk Road Medical, Inc 326,264
17,254 Simulations Plus, Inc 608,549
48,121 (a) STAAR Surgical Co 2,012,420
89,960 STERIS plc 18,889,801
313,959 Stryker Corp 84,838,001
61,036 (a) Surgery Partners, Inc 1,411,763
12,089 (a) SurModics, Inc 356,142
16,050 (a) Tactile Systems Technology, Inc 175,266
67,537 (a) Tandem Diabetes Care, Inc 1,168,390
124,576 (a) Teladoc Health, Inc 2,060,487
40,335 Teleflex, Inc 7,451,891
96,496 (a) Tenet Healthcare Corp 5,181,835
28,749 (a),(b) TransMedics Group, Inc 1,077,513
39,187 (a) Treace Medical Concepts, Inc 393,046
7,098 (a) UFP Technologies, Inc 1,106,720
824,683 UnitedHealth Group, Inc 441,667,228
50,337 Universal Health Services, Inc (Class B) 6,336,925
10,256 US Physical Therapy, Inc 862,632
1,493 Utah Medical Products, Inc 118,723
27,524 (a) Varex Imaging Corp 496,808
129,531 (a) Veeva Systems, Inc 24,961,919
78,424 (a) Vicarious Surgical, Inc 32,350
43,337 (a) Viemed Healthcare, Inc 273,456
186,832 Zimmer Biomet Holdings, Inc 19,507,129
33,278 (a) Zimvie, Inc 234,943
18,221 (a),(b) Zynex, Inc 161,802
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,978,400,220
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
72,467 (a),(b) Beauty Health Co 293,491
123,209 (a) BellRing Brands, Inc 5,387,930
8,367 (a) Central Garden & Pet Co 365,052
30,727 (a) Central Garden and Pet Co (Class A) 1,219,555
218,567 Church & Dwight Co, Inc 19,876,483
107,931 Clorox Co 12,703,479
730,146 Colgate-Palmolive Co 54,848,568
361,993 (a) Coty, Inc 3,391,874
41,696 Edgewell Personal Care Co 1,455,190
49,283 (a) elf Beauty, Inc 4,565,084
47,539 Energizer Holdings, Inc 1,501,282
203,943 Estee Lauder Cos (Class A) 26,282,134
79,731 (a) Herbalife Ltd 1,136,167
13,468 Inter Parfums, Inc 1,711,918
1,507,567 Kenvue, Inc 28,040,746
301,071 Kimberly-Clark Corp 36,020,134
8,543 Medifast, Inc 590,834
9,397 (a) Nature's Sunshine Products, Inc 168,206
89,497 Nu Skin Enterprises, Inc (Class A) 1,699,548
18,572 Oil-Dri Corp of America 1,063,804
96,295 (a) Olaplex Holdings, Inc 136,739
2,090,689 Procter & Gamble Co 313,666,071
79,915 Reynolds Consumer Products, Inc 2,032,238
32,523 Spectrum Brands Holdings, Inc 2,449,632
9,434 (a) USANA Health Sciences, Inc 429,719
10,397 WD-40 Co 2,197,926
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 523,233,804
INSURANCE - 2 .4%
533,808 Aflac, Inc 41,695,743

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
229,795 Allstate Corp $ 29,443,633
53,101 (a) AMBAC Financial Group, Inc 644,115
62,680 American Equity Investment Life Holding Co 3,319,533
65,517 American Financial Group, Inc 7,164,939
631,341 American International Group, Inc 38,707,517
14,885 Amerisafe, Inc 758,688
179,171 Aon plc 55,435,507
312,147 (a) Arch Capital Group Ltd 27,056,902
58,358 Argo Group International Holdings Ltd 1,741,403
43,360 (b) Assurant, Inc 6,456,304
53,340 Assured Guaranty Ltd 3,328,416
74,863 Axis Capital Holdings Ltd 4,274,677
61,731 (a) Brighthouse Financial, Inc 2,796,414
217,381 Brown & Brown, Inc 15,090,589
76,674 (a) BRP Group, Inc 1,604,787
363,908 Chubb Ltd 78,101,935
129,513 Cincinnati Financial Corp 12,908,561
24,499 CNA Financial Corp 989,760
96,172 CNO Financial Group, Inc 2,229,267
545 Crawford & Co 4,987
3,527 Donegal Group, Inc (Class A) 49,801
62,690 (a) eHealth, Inc 537,880
20,967 Employers Holdings, Inc 796,746
9,371 (a) Enstar Group Ltd 2,220,646
37,734 Everest Re Group Ltd 14,928,325
15,656 F&G Annuities & Life, Inc 480,483
230,229 Fidelity National Financial, Inc 8,999,652
98,532 First American Financial Corp 5,068,486
184,852 Gallagher (Arthur J.) & Co 43,530,797
548,402 (a) Genworth Financial, Inc (Class A) 3,284,928
78,672 Globe Life, Inc 9,154,274
27,359 (a) Goosehead Insurance, Inc 1,774,778
24,981 (a) Greenlight Capital Re Ltd (Class A) 278,538
29,706 Hanover Insurance Group, Inc 3,481,840
264,389 Hartford Financial Services Group, Inc 19,419,372
4,132 (b) HCI Group, Inc 243,664
57,150 Horace Mann Educators Corp 1,813,370
738 Investors Title Co 106,132
36,673 James River Group Holdings Ltd 504,254
47,055 Kemper Corp 1,876,553
18,754 Kinsale Capital Group, Inc 6,262,148
44,494 (a),(b) Lemonade, Inc 486,764
161,930 Lincoln National Corp 3,525,216
173,627 Loews Corp 11,113,864
11,823 (a) Markel Corp 17,385,958
441,801 Marsh & McLennan Cos, Inc 83,787,560
53,327 (a) MBIA, Inc 366,890
21,627 Mercury General Corp 667,842
577,011 Metlife, Inc 34,626,430
1,802 National Western Life Group, Inc 862,978
5,548 (a) NI Holdings, Inc 70,404
248,042 Old Republic International Corp 6,791,390
309,295 (a) Oscar Health, Inc 1,583,590
19,410 (a) Palomar Holdings, Inc 972,053
35,060 Primerica, Inc 6,702,070
202,011 Principal Financial Group 13,672,104
42,244 ProAssurance Corp 718,148
513,657 Progressive Corp 81,204,035
315,043 Prudential Financial, Inc 28,807,532
57,218 Reinsurance Group of America, Inc (Class A) 8,552,374
45,821 RenaissanceRe Holdings Ltd 10,061,833
39,552 RLI Corp 5,269,908
75,489 (a) Ryan Specialty Holdings, Inc 3,261,125

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
12,520 Safety Insurance Group, Inc $ 941,128
56,689 Selective Insurance Group, Inc 5,901,892
86,670 (a) SiriusPoint Ltd 853,700
20,595 (a) Skyward Specialty Insurance Group, Inc 579,749
19,531 Stewart Information Services Corp 852,919
13,676 Tiptree, Inc 206,644
200,061 Travelers Cos, Inc 33,498,214
51,436 (a),(b) Trupanion, Inc 1,059,582
12,454 United Fire Group, Inc 250,824
86,394 (a),(b) United Insurance Holdings Corp 647,091
21,860 Universal Insurance Holdings, Inc 342,328
175,445 Unum Group 8,579,261
173,562 W.R. Berkley Corp 11,701,550
2,176 White Mountains Insurance Group Ltd 3,113,312
92,594 Willis Towers Watson plc 21,841,999
TOTAL INSURANCE 869,426,605
MATERIALS - 2 .7%
117,043 (a),(b) 5E Advanced Materials, Inc 263,347
20,558 AdvanSix, Inc 566,373
195,290 Air Products & Chemicals, Inc 55,157,708
101,519 Albemarle Corp 12,870,579
143,228 Alcoa Corp 3,672,366
121,178 (a) Allegheny Technologies, Inc 4,576,893
14,037 Alpha Metallurgical Resources, Inc 3,087,578
1,341,949 Amcor plc 11,929,927
21,560 American Vanguard Corp 201,802
58,735 Aptargroup, Inc 7,181,528
14,592 (a),(d) Ardagh Group S.A. 71,574
126,036 (b) Ardagh Metal Packaging S.A. 424,741
42,481 Ashland, Inc 3,255,319
62,214 (a) Aspen Aerogels, Inc 480,292
69,345 Avery Dennison Corp 12,070,884
70,844 Avient Corp 2,240,087
172,888 (a) Axalta Coating Systems Ltd 4,534,852
32,189 Balchem Corp 3,741,649
261,774 Ball Corp 12,604,418
101,421 Berry Global Group, Inc 5,578,155
47,966 Cabot Corp 3,188,780
29,630 (b) Caledonia Mining Corp plc 328,004
35,519 Carpenter Technology Corp 2,227,752
89,864 Celanese Corp (Series A) 10,290,327
44,567 (a) Century Aluminum Co 294,588
171,056 CF Industries Holdings, Inc 13,646,848
7,496 Chase Corp 952,442
122,499 Chemours Co 2,953,451
12,528 (a) Clearwater Paper Corp 423,572
455,953 (a) Cleveland-Cliffs, Inc 7,650,891
185,110 (a) Coeur Mining, Inc 464,626
116,251 Commercial Metals Co 4,916,255
26,808 Compass Minerals International, Inc 660,549
123,107 (a) Constellium SE 1,945,091
623,192 Corteva, Inc 30,000,463
95,240 Crown Holdings, Inc 7,676,344
132,891 (a) Dakota Gold Corp 382,726
214,737 (a),(b) Danimer Scientific, Inc 307,074
619,413 Dow, Inc 29,942,424
408,991 DuPont de Nemours, Inc 29,807,264
30,583 Eagle Materials, Inc 4,707,030
100,895 Eastman Chemical Co 7,539,883
225,857 Ecolab, Inc 37,885,253
155,720 (a) Ecovyst, Inc 1,432,624
181,420 Element Solutions, Inc 3,307,287

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
109,761 FMC Corp $ 5,839,285
1,247,152 Freeport-McMoRan, Inc (Class B) 42,128,795
23,566 FutureFuel Corp 154,357
1,342,373 (a),(b) Ginkgo Bioworks Holdings, Inc 1,839,051
171,982 (a) Glatfelter Corp 297,529
278,912 Graphic Packaging Holding Co 5,999,397
20,180 Greif, Inc (Class A) 1,281,430
5,616 Greif, Inc (Class B) 359,761
46,815 H.B. Fuller Co 3,096,812
14,458 Hawkins, Inc 830,323
7,087 Haynes International, Inc 304,918
557,591 Hecla Mining Co 2,269,395
158,395 Huntsman Corp 3,695,355
183,487 (a),(b) i-80 Gold Corp 256,882
29,963 (a) Ingevity Corp 1,206,910
19,888 Innospec, Inc 1,949,024
215,328 International Flavors & Fragrances, Inc 14,717,669
299,276 International Paper Co 10,094,579
7,140 (a) Intrepid Potash, Inc 142,015
37,532 (a),(b) Ivanhoe Electric, Inc 384,328
11,630 Kaiser Aluminum Corp 660,584
49,319 (a) Knife River Corp 2,481,732
14,468 Koppers Holdings, Inc 529,095
29,170 Kronos Worldwide, Inc 201,273
435,772 Linde plc 166,534,627
140,093 (a),(b) Livent Corp 2,043,957
53,366 Louisiana-Pacific Corp 2,736,608
91,950 (a) LSB Industries, Inc 837,664
223,395 LyondellBasell Industries NV 20,159,165
54,097 Martin Marietta Materials, Inc 22,122,427
17,661 Materion Corp 1,712,764
28,271 Minerals Technologies, Inc 1,528,330
299,071 Mosaic Co 9,713,826
100,937 (a),(b) MP Materials Corp 1,655,367
25,893 Myers Industries, Inc 434,226
5,385 NewMarket Corp 2,596,378
1,018,452 Newmont Goldcorp Corp 38,161,396
175,621 (a) Novagold Resources, Inc 618,186
220,976 Nucor Corp 32,658,043
123,701 (a) O-I Glass, Inc 1,911,180
111,865 Olin Corp 4,778,873
12,612 Olympic Steel, Inc 640,311
83,951 (a),(b) Origin Materials, Inc 82,986
41,831 Orion S.A. 849,169
78,609 Packaging Corp of America 12,031,107
29,712 Pactiv Evergreen, Inc 256,117
94,769 (a) Perimeter Solutions S.A. 303,261
13,423 (a) Piedmont Lithium, Inc 368,730
209,423 PPG Industries, Inc 25,710,862
92,338 (a),(b) PureCycle Technologies, Inc 410,904
10,040 Quaker Chemical Corp 1,442,949
3,719 Ramaco Resources, Inc 46,525
18,601 Ramaco Resources, Inc 219,120
26,216 (a) Ranpak Holdings Corp 82,843
45,189 (a) Rayonier Advanced Materials, Inc 125,174
53,177 Reliance Steel & Aluminum Co 13,527,165
55,206 Royal Gold, Inc 5,759,642
115,315 RPM International, Inc 10,524,800
19,086 Ryerson Holding Corp 554,448
19,139 Schnitzer Steel Industries, Inc (Class A) 434,647
43,911 Schweitzer-Mauduit International, Inc 575,234
53,045 Scotts Miracle-Gro Co (Class A) 2,357,320
138,369 Sealed Air Corp 4,260,381

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
45,956 Sensient Technologies Corp $ 2,592,837
209,134 Sherwin-Williams Co 49,817,810
84,315 Silgan Holdings, Inc 3,377,659
87,326 Sonoco Products Co 4,524,360
77,837 Southern Copper Corp 5,518,643
245,749 SSR Mining, Inc 3,410,996
141,158 Steel Dynamics, Inc 15,034,739
25,522 Stepan Co 1,909,046
89,404 (a) Summit Materials, Inc 2,941,392
62,507 SunCoke Energy, Inc 594,442
27,538 Sylvamo Corp 1,219,933
33,322 (a) TimkenSteel Corp 677,436
19,788 Tredegar Corp 88,650
32,674 Trimas Corp 791,038
29,516 Trinseo plc 182,704
75,937 Tronox Holdings plc 811,766
807 United States Lime & Minerals, Inc 159,778
208,248 United States Steel Corp 7,057,525
6,593 Valhi, Inc 73,578
151,725 Valvoline, Inc 4,501,681
119,188 Vulcan Materials Co 23,419,250
50,615 Warrior Met Coal, Inc 2,466,469
24,539 Westlake Chemical Corp 2,830,819
224,893 Westrock Co 8,080,405
25,062 Worthington Industries, Inc 1,544,320
TOTAL MATERIALS 982,556,107
MEDIA & ENTERTAINMENT - 7 .1%
80,989 (a),(b) Advantage Solutions, Inc 186,275
4,503,662 (a) Alphabet, Inc 564,308,849
5,262,111 (a) Alphabet, Inc (Class A) 652,922,733
23,685 (a) AMC Networks, Inc 279,483
36,516 (a) Atlanta Braves Holdings, Inc 1,270,026
6,134 (a) Atlanta Braves Holdings, Inc 232,540
12,671 (a) Boston Omaha Corp 180,308
116,459 (a) Bumble, Inc 1,565,209
4,644 Cable One, Inc 2,553,596
72,900 (a) Cargurus, Inc 1,256,067
50,674 (a) Cars.com, Inc 771,765
91,447 (a) Charter Communications, Inc 36,834,852
82,557 (a) Cinemark Holdings, Inc 1,361,365
499,375 (a) Clear Channel Outdoor Holdings, Inc 549,312
3,612,612 Comcast Corp (Class A) 149,164,749
455 (a) Daily Journal Corp 132,355
101,782 (a) DHI Group, Inc 278,883
248,085 (a),(b) DISH Network Corp (Class A) 1,215,616
245,952 Electronic Arts, Inc 30,446,398
40,007 Entravision Communications Corp (Class A) 143,225
54,751 (a) Eventbrite, Inc 453,338
14,208 (a) EverQuote, Inc 122,047
40,458 (a) EW Scripps Co (Class A) 221,305
244,648 Fox Corp (Class A) 7,434,853
116,246 Fox Corp (Class B) 3,244,426
245,139 (a),(b) fuboTV, Inc 593,236
99,963 (a) Gannett Co, Inc 233,913
237,143 Gray Television, Inc 1,546,172
57,550 (a) IAC, Inc 2,448,752
37,647 (a) IMAX Corp 685,552
25,095 (a) Integral Ad Science Holding Corp 288,091
340,395 Interpublic Group of Cos, Inc 9,667,218
54,238 John Wiley & Sons, Inc (Class A) 1,641,784
100,537 (a) Liberty Broadband Corp 8,375,737
18,787 (a) Liberty Broadband Corp (Class A) 1,565,333

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
18,107 (a) Liberty Media Corp-Liberty Formula One $ 1,042,058
172,671 (a) Liberty Media Corp-Liberty Formula One 11,170,087
20,078 (a) Liberty Media Corp-Liberty Live 627,237
42,962 (a) Liberty Media Corp-Liberty Live 1,369,199
77,217 (a) Liberty Media Corp-Liberty SiriusXM 1,891,044
142,289 (a) Liberty Media Corp-Liberty SiriusXM 3,493,195
44,591 (a),(b) Lions Gate Entertainment Corp (Class A) 350,485
114,064 (a) Lions Gate Entertainment Corp (Class B) 850,917
139,050 (a) Live Nation, Inc 11,126,781
35,049 (a) Madison Square Garden Entertainment Corp 1,068,294
18,866 (a) Madison Square Garden Sports Corp 3,172,129
93,497 (a) Magnite, Inc 620,820
24,627 (b) Marcus Corp 382,704
234,733 (a) Match Group, Inc 8,121,762
12,782 (a) MediaAlpha, Inc 131,399
1,958,633 (a) Meta Platforms, Inc 590,077,364
387,849 (a) NetFlix, Inc 159,673,555
153,857 New York Times Co (Class A) 6,201,976
293,922 News Corp (Class A) 6,078,307
95,168 News Corp (Class B) 2,040,402
29,527 Nexstar Media Group, Inc 4,136,142
172,073 Omnicom Group, Inc 12,889,988
5,903 Paramount Global (Class A) 82,052
484,703 Paramount Global (Class B) 5,273,569
533,901 (a) Pinterest, Inc 15,952,962
61,226 (a) Playstudios, Inc 173,270
37,469 (a) Playtika Holding Corp 314,740
32,246 (a) PubMatic, Inc 363,412
41,070 (a) QuinStreet, Inc 464,502
397,892 (a) ROBLOX Corp 12,656,945
113,610 (a) Roku, Inc 6,767,748
22,422 Scholastic Corp 827,372
17,136 Shutterstock, Inc 697,092
37,146 (b) Sinclair, Inc 403,777
628,669 (b) Sirius XM Holdings, Inc 2,690,703
19,376 (a) Sphere Entertainment Co 637,664
126,474 (a) Spotify Technology S.A. 20,837,856
46,094 (a) Stagwell, Inc 189,907
144,314 (a) Take-Two Interactive Software, Inc 19,301,997
19,150 (a) TechTarget, Inc 482,197
212,771 TEGNA, Inc 3,087,307
19,655 (a) Thryv Holdings, Inc 342,587
39,891 (a) TKO Group Holdings, Inc 3,270,264
117,635 (a) TripAdvisor, Inc 1,736,293
85,679 (a) TrueCar, Inc 156,793
106,282 (a) Vimeo, Inc 327,349
1,615,994 (a) Walt Disney Co 131,848,950
1,942,316 (a) Warner Bros Discovery, Inc 19,306,621
39,638 (a) WideOpenWest, Inc 279,052
56,188 (a) Yelp, Inc 2,370,572
39,402 (a) Ziff Davis, Inc 2,382,245
61,686 (a) ZipRecruiter, Inc 656,956
267,681 (a) ZoomInfo Technologies, Inc 3,469,146
TOTAL MEDIA & ENTERTAINMENT 2,568,043,108
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .5%
83,340 (a) 10X Genomics, Inc 2,940,235
16,011 (a),(b) 2seventy bio, Inc 39,067
30,824 (a) 4D Molecular Therapeutics, Inc 331,050
53,283 (a) 89bio, Inc 394,294
1,564,721 AbbVie, Inc 220,907,311
88,298 (a) Acadia Pharmaceuticals, Inc 1,992,886
44,287 (a) Aclaris Therapeutics, Inc 220,549

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
50,315 (a),(b) Actinium Pharmaceuticals, Inc $ 280,758
118,561 (a) Adaptive Biotechnologies Corp 526,411
107,838 (a),(b) Adicet Bio, Inc 142,346
144,109 (a) ADMA Biologics, Inc 487,088
23,668 (a),(b) Aerovate Therapeutics, Inc 251,117
543,168 (a) Agenus, Inc 434,534
259,425 Agilent Technologies, Inc 26,816,762
42,139 (a) Agios Pharmaceuticals, Inc 885,340
38,286 (a) Akero Therapeutics, Inc 456,369
7,279 (a),(b) Akoya Biosciences, Inc 25,476
40,430 (a),(b) Aldeyra Therapeutics, Inc 69,135
42,029 (a) Alector, Inc 218,551
130,128 (a) Alkermes plc 3,147,796
85,288 (a) Allakos, Inc 162,900
49,804 (a),(b) Allogene Therapeutics, Inc 140,447
93,315 (a),(b) Allovir, Inc 139,972
111,150 (a) Alnylam Pharmaceuticals, Inc 16,872,570
33,586 (a) Alpine Immune Sciences, Inc 343,921
98,040 (a) Altimmune, Inc 236,276
56,031 (a),(b) ALX Oncology Holdings, Inc 403,423
471,745 Amgen, Inc 120,625,197
265,666 (a) Amicus Therapeutics, Inc 2,914,356
87,784 (a) Amneal Pharmaceuticals, Inc 339,724
28,740 (a) Amphastar Pharmaceuticals, Inc 1,301,060
40,220 (a) Amylyx Pharmaceuticals, Inc 655,988
15,332 (a),(b) AnaptysBio, Inc 250,065
45,302 (a),(b) Anavex Life Sciences Corp 252,785
16,713 (a) ANI Pharmaceuticals, Inc 1,031,861
10,900 (a) Anika Therapeutics, Inc 212,550
117,303 (a) Annexon, Inc 266,278
89,116 (a) Apellis Pharmaceuticals, Inc 4,336,385
62,957 (a),(b) Arbutus Biopharma Corp 115,211
35,592 (a) Arcellx, Inc 1,254,618
41,342 (a) Arcturus Therapeutics Holdings, Inc 789,632
33,215 (a) Arcus Biosciences, Inc 521,808
72,609 (a) Arcutis Biotherapeutics, Inc 163,370
185,422 (a) Ardelyx, Inc 732,417
112,071 (a) Arrowhead Pharmaceuticals, Inc 2,755,826
34,621 (a) Arvinas, Inc 558,091
64,725 (a) Assertio Holdings, Inc 139,159
40,817 (a),(b) Astria Therapeutics, Inc 203,677
146,157 (a) Atea Pharmaceuticals, Inc 475,010
21,983 (a),(b) Aura Biosciences, Inc 179,381
103,661 (a) Aurinia Pharmaceuticals, Inc 760,872
568,078 (a) Avantor, Inc 9,901,600
45,157 (a) Avid Bioservices, Inc 277,716
76,838 (a) Avidity Biosciences, Inc 395,716
24,845 (a),(b) Avita Medical, Inc 231,307
34,184 (a),(b) Axsome Therapeutics, Inc 2,128,980
49,100 (a),(b) Beam Therapeutics, Inc 1,037,974
104,167 (a),(b) BioAtla, Inc 153,125
132,467 (a) BioCryst Pharmaceuticals, Inc 727,244
125,092 (a) Biogen, Inc 29,714,354
54,714 (a) Biohaven Ltd 1,450,468
17,772 (a) BioLife Solutions, Inc 179,497
169,848 (a) BioMarin Pharmaceutical, Inc 13,834,120
16,998 (a),(b) Biomea Fusion, Inc 173,720
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 5,065,427
129,981 Bio-Techne Corp 7,100,862
72,596 (a),(b) BioVie, Inc 316,519
117,035 (a),(b) Bluebird Bio, Inc 345,253
55,914 (a) Blueprint Medicines Corp 3,291,098
120,902 (a) Bridgebio Pharma, Inc 3,148,288

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,868,560 Bristol-Myers Squibb Co $ 96,286,897
56,174 (a) Brooks Automation, Inc 2,553,108
88,086 Bruker BioSciences Corp 5,020,902
32,181 (a) Cabaletta Bio, Inc 458,901
31,788 (a) Cara Therapeutics, Inc 41,007
36,257 (a) CareDx, Inc 196,150
134,961 (a) Caribou Biosciences, Inc 489,908
46,512 (b) Carisma Therapeutics, Inc 139,536
31,847 (a),(b) Cassava Sciences, Inc 641,717
162,660 (a) Catalent, Inc 5,593,877
73,978 (a) Catalyst Pharmaceuticals, Inc 918,067
33,029 (a) Celldex Therapeutics, Inc 776,842
32,063 (a),(b) Century Therapeutics, Inc 49,056
43,334 (a) Cerevel Therapeutics Holdings, Inc 1,024,849
42,197 (a) Charles River Laboratories International, Inc 7,104,287
62,303 (a),(d) Chinook Therapeutics, Inc 24,298
320,000 (a),(b) Citius Pharmaceuticals, Inc 240,832
179,971 (a) Codexis, Inc 298,752
87,080 (a) Cogent Biosciences, Inc 710,573
148,265 (a) Coherus Biosciences, Inc 496,688
27,222 (a) Collegium Pharmaceutical, Inc 592,351
119,048 (a),(b) Compass Therapeutics, Inc 214,286
72,910 (a) Corcept Therapeutics, Inc 2,047,313
72,860 (a),(b) CorMedix, Inc 253,553
73,540 (a) Crinetics Pharmaceuticals, Inc 2,153,987
29,602 (a) CryoPort, Inc 287,139
99,010 (a) Cue Biopharma, Inc 207,921
18,878 (a) Cullinan Oncology, Inc 176,132
83,091 (a) Cymabay Therapeutics, Inc 1,361,031
93,386 (a) Cytek Biosciences, Inc 393,155
69,213 (a) Cytokinetics, Inc 2,412,765
582,320 Danaher Corp 111,817,086
53,454 (a) Day One Biopharmaceuticals, Inc 632,361
28,615 (a) Deciphera Pharmaceuticals, Inc 343,094
101,941 (a) Denali Therapeutics, Inc 1,919,549
90,410 (a) Design Therapeutics, Inc 184,436
7,551 (a),(b) Disc Medicine, Inc 345,911
103,603 (a),(b) Dynavax Technologies Corp 1,472,199
72,367 (a) Dyne Therapeutics, Inc 510,187
10,847 (a) Eagle Pharmaceuticals, Inc 148,929
72,629 (a) Edgewise Therapeutics, Inc 464,826
76,006 (a) Editas Medicine, Inc 507,720
406,143 (a) Elanco Animal Health, Inc 3,578,120
749,587 Eli Lilly & Co 415,218,727
16,480 (a) Enanta Pharmaceuticals, Inc 148,650
19,880 (a),(b) Enliven Therapeutics, Inc 246,313
304,824 (a) EQRx, Inc 664,516
194,484 (a),(b) Erasca, Inc 449,258
21,778 (a) Evolus, Inc 165,513
155,554 (a) Exact Sciences Corp 9,580,571
312,634 (a) Exelixis, Inc 6,437,134
161,291 (a),(b) Eyenovia, Inc 209,678
73,139 (a) EyePoint Pharmaceuticals, Inc 440,297
127,905 (a) Fate Therapeutics, Inc 231,508
14,252 (a),(b) Foghorn Therapeutics, Inc 47,744
75,830 (a) Fortrea Holdings, Inc 2,153,572
75,916 (a) Generation Bio Co 71,232
423,644 (a) Geron Corp 804,924
1,100,798 Gilead Sciences, Inc 86,456,675
163,935 (a),(b) Gritstone bio, Inc 311,477
104,921 (a) Halozyme Therapeutics, Inc 3,553,674
22,623 (a) Harmony Biosciences Holdings, Inc 532,545
21,426 (a),(b) Harrow Health, Inc 307,142

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
67,454 (a) Harvard Bioscience, Inc $ 296,123
69,717 (a) ICON plc 17,008,159
50,751 (a),(b) Icosavax, Inc 312,119
45,648 (a) Ideaya Biosciences, Inc 1,240,256
21,368 (a),(b) IGM Biosciences, Inc 84,190
136,690 (a) Illumina, Inc 14,956,620
228,670 (a),(b) ImmunityBio, Inc 718,024
221,449 (a) Immunogen, Inc 3,290,732
68,031 (a) Immunovant, Inc 2,248,425
160,716 (a) Incyte Corp 8,667,414
20,258 (a) Inhibrx, Inc 313,391
49,340 (a) Innoviva, Inc 612,309
69,687 (a),(b) Inozyme Pharma, Inc 206,970
105,641 (a) Insmed, Inc 2,647,363
86,438 (a) Intellia Therapeutics, Inc 2,165,272
80,009 (a) Intercept Pharmaceuticals, Inc 1,514,570
83,591 (a) Intra-Cellular Therapies, Inc 4,159,488
127,693 (a) Ionis Pharmaceuticals, Inc 5,652,969
179,545 (a) Iovance Biotherapeutics, Inc 685,862
162,861 (a) IQVIA Holdings, Inc 29,450,155
115,967 (a) Ironwood Pharmaceuticals, Inc 1,040,224
14,777 (a) iTeos Therapeutics, Inc 148,657
24,181 (a),(b) Janux Therapeutics, Inc 155,242
53,458 (a) Jazz Pharmaceuticals plc 6,790,235
2,137,305 Johnson & Johnson 317,047,824
16,585 (a),(b) KalVista Pharmaceuticals, Inc 140,807
29,756 (a) Karuna Therapeutics, Inc 4,957,647
249,164 (a),(b) Karyopharm Therapeutics, Inc 216,773
11,474 (a) Keros Therapeutics, Inc 327,468
195,318 (a),(b) Kezar Life Sciences, Inc 140,844
21,130 (a) Kiniksa Pharmaceuticals Ltd 322,232
75,293 (a) Kodiak Sciences, Inc 109,175
18,034 (a) Krystal Biotech, Inc 2,107,634
46,117 (a) Kura Oncology, Inc 389,689
24,582 (a) Kymera Therapeutics, Inc 286,872
55,069 (a),(b) Lexicon Pharmaceuticals, Inc 68,286
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 575,085
270,271 (a),(b) Lineage Cell Therapeutics, Inc 308,109
61,737 (a) Liquidia Corp 401,908
256,359 (a),(b) Lyell Immunopharma, Inc 424,274
79,601 (a) MacroGenics, Inc 415,517
12,049 (a) Madrigal Pharmaceuticals, Inc 1,582,998
180,755 (a) MannKind Corp 775,439
84,535 (a) Maravai LifeSciences Holdings, Inc 579,910
43,593 (a),(b) Marinus Pharmaceuticals, Inc 302,535
68,933 (a),(b) MaxCyte, Inc 204,042
21,610 (a) Medpace Holdings, Inc 5,244,099
76,280 (a) MeiraGTx Holdings plc 344,786
2,253,223 Merck & Co, Inc 231,406,002
19,553 (a) Mettler-Toledo International, Inc 19,263,616
81,129 (a) MiMedx Group, Inc 532,206
52,753 (a) Mirati Therapeutics, Inc 2,929,374
29,905 (a),(b) Mirum Pharmaceuticals, Inc 820,294
294,753 (a) Moderna, Inc 22,389,438
31,239 (a),(b) Monte Rosa Therapeutics, Inc 106,213
25,612 (a) Morphic Holding, Inc 510,959
63,827 (a) Myriad Genetics, Inc 994,425
117,649 (a),(b) NanoString Technologies, Inc 162,356
88,465 (a) Natera, Inc 3,491,714
96,721 (a) Nautilus Biotechnology, Inc 247,606
81,997 (a) Neurocrine Biosciences, Inc 9,096,747
21,913 (a) NGM Biopharmaceuticals, Inc 18,624
34,251 (a),(b) Nkarta, Inc 69,530

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
88,065 (a),(b) Novavax, Inc $ 586,513
22,935 (a) Nurix Therapeutics, Inc 128,207
16,743 (a) Nuvalent, Inc 872,143
159,982 (a) Nuvation Bio, Inc 154,159
54,186 (a) Ocular Therapeutix, Inc 154,430
47,004 (a) Olema Pharmaceuticals, Inc 624,683
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
53,871 (a) OmniAb, Inc 245,113
64,901 (a),(b) Organogenesis Holdings, Inc 145,378
240,835 Organon & Co 3,561,950
61,634 (a),(b) ORIC Pharmaceuticals, Inc 412,948
208,152 (a) Pacific Biosciences of California, Inc 1,286,379
32,703 (a) Pacira BioSciences, Inc 924,187
67,002 (a),(b) PDS Biotechnology Corp 279,398
107,305 PerkinElmer, Inc 8,890,219
128,070 Perrigo Co plc 3,539,855
4,988,532 Pfizer, Inc 152,449,538
53,110 (a),(b) Phathom Pharmaceuticals, Inc 493,923
15,122 Phibro Animal Health Corp 165,132
47,531 (a) Pliant Therapeutics, Inc 697,280
84,589 (a) PMV Pharmaceuticals, Inc 127,729
99,452 (a) Point Biopharma Global, Inc 1,259,062
167,365 (a),(b) Poseida Therapeutics, Inc 338,077
293,619 (a),(b) Precigen, Inc 331,789
38,952 (a) Prestige Consumer Healthcare, Inc. 2,312,191
32,206 (a),(b) Prime Medicine, Inc 209,017
53,801 (a),(b) ProKidney Corp 87,696
38,156 (a) Protagonist Therapeutics, Inc 554,788
176,992 (a),(b) Protalix BioTherapeutics, Inc 295,577
31,004 (a) Prothena Corp plc 1,130,406
72,077 (a) PTC Therapeutics, Inc 1,351,444
225,961 (a) QIAGEN NV 8,457,720
22,482 (a) Quanterix Corp 488,309
104,376 (a),(b) Quantum-Si, Inc 125,251
29,554 (a) RAPT Therapeutics, Inc 388,635
117,341 (a),(b) Recursion Pharmaceuticals, Inc 619,560
92,084 (a) Regeneron Pharmaceuticals, Inc 71,815,391
27,410 (a) REGENXBIO, Inc 353,315
100,692 (a) Relay Therapeutics, Inc 664,567
50,015 (a) Repligen Corp 6,730,018
36,059 (a) Replimune Group, Inc 525,380
86,595 (a) Revance Therapeutics, Inc 683,235
84,294 (a) REVOLUTION Medicines, Inc 1,669,021
44,362 (a),(b) Rhythm Pharmaceuticals, Inc 1,025,206
195,741 (a) Rigel Pharmaceuticals, Inc 158,022
53,934 (a) Rocket Pharmaceuticals, Inc 976,205
310,106 (a) Roivant Sciences Ltd 2,679,316
330,537 Royalty Pharma plc 8,881,529
38,930 (a) Sage Therapeutics, Inc 729,159
102,323 (a),(b) Sana Biotechnology, Inc 302,876
423,937 (a) Sangamo Therapeutics Inc 267,165
77,287 (a) Sarepta Therapeutics, Inc 5,202,188
45,403 (a) Scholar Rock Holding Corp 533,939
36,497 (a),(b) scPharmaceuticals, Inc 195,259
126,405 (a) Seagen, Inc 26,900,248
70,074 (a),(b) Seer, Inc 114,921
330,579 (a),(b) Selecta Biosciences, Inc 413,224
105,643 (a),(b) Seres Therapeutics, Inc 161,634
46,544 (b) SIGA Technologies, Inc 237,374
63,898 (a),(b) Silverback Therapeutics, Inc 228,116
115,598 (a) SomaLogic, Inc 257,784
60,297 (a),(b),(d) Sorrento Therapeutics, Inc 110,099

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
72,803 (a) Sotera Health Co $ 921,686
49,435 (a) SpringWorks Therapeutics, Inc 1,132,062
13,804 (a),(b) Stoke Therapeutics, Inc 52,593
162,602 (a),(b) Summit Therapeutics, Inc 315,448
34,780 (a) Supernus Pharmaceuticals, Inc 829,503
105,693 (a) Sutro Biopharma, Inc 290,656
43,274 (a) Syndax Pharmaceuticals, Inc 609,298
7,966 (a) Tarsus Pharmaceuticals, Inc 113,436
69,998 (a),(b) Tenaya Therapeutics, Inc 127,396
37,282 (a),(b) Terns Pharmaceuticals, Inc 196,103
119,821 (a) TG Therapeutics, Inc 926,216
38,181 (a),(b) Theravance Biopharma, Inc 360,429
340,896 Thermo Fisher Scientific, Inc 151,620,314
41,280 (a) Theseus Pharmaceuticals, Inc 94,944
43,527 (a) Travere Therapeutics, Inc 282,055
63,216 (a) Twist Bioscience Corp 996,284
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,251,652
38,931 (a) United Therapeutics Corp 8,676,163
34,218 (a) UroGen Pharma Ltd 383,584
42,360 (a) Vanda Pharmaceuticals, Inc 185,537
78,154 (a) Vaxcyte, Inc 3,759,207
40,027 (a) Ventyx Biosciences, Inc 577,189
90,012 (a) Vera Therapeutics, Inc 937,925
49,459 (a) Veracyte, Inc 1,024,790
34,319 (a) Vericel Corp 1,207,342
66,556 (a),(b) Verrica Pharmaceuticals, Inc 244,926
230,670 (a) Vertex Pharmaceuticals, Inc 83,527,914
30,628 (a),(b) Verve Therapeutics, Inc 368,761
1,057,708 Viatris, Inc 9,413,601
82,409 (a) Viking Therapeutics, Inc 808,432
56,000 (a) Vir Biotechnology, Inc 444,080
69,084 (a) Viridian Therapeutics, Inc 863,550
28,592 (a) Voyager Therapeutics, Inc 187,849
49,469 (a) Waters Corp 11,799,841
95,239 (a),(b) WaVe Life Sciences Ltd 512,386
64,445 West Pharmaceutical Services, Inc 20,512,199
195,122 (a) X4 Pharmaceuticals, Inc 156,195
42,278 (a) Xencor, Inc 733,523
159,431 (a),(b) Xeris Biopharma Holdings, Inc 291,759
79,410 (a) Y-mAbs Therapeutics, Inc 424,049
29,698 (a) Zentalis Pharmaceuticals, Inc 485,859
64,413 (a),(b) Zevra Therapeutics, Inc 288,570
406,655 Zoetis, Inc 63,844,835
47,733 (a),(b) Zymeworks, Inc 335,086
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,714,593,637
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
95,865 (a) Anywhere Real Estate, Inc 447,690
282,529 (a) CBRE Group, Inc 19,590,561
439,803 (a) Compass, Inc 870,810
131,968 (a) Cushman & Wakefield plc 972,604
114,921 DigitalBridge Group, Inc 1,821,498
54,804 Douglas Elliman, Inc 97,003
52,530 (b) eXp World Holdings, Inc 697,073
23,024 (a) Forestar Group, Inc 546,820
6,108 (a) FRP Holdings, Inc 328,549
44,481 (a) Jones Lang LaSalle, Inc 5,690,010
159,327 Kennedy-Wilson Holdings, Inc 2,050,538
20,898 Marcus & Millichap, Inc 599,773
137,987 Newmark Group, Inc 782,386
677,795 (a) Opendoor Technologies, Inc 1,287,810
22,322 Re/Max Holdings, Inc 240,185
111,352 (a),(b) Redfin Corp 518,900

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
11,719 RMR Group, Inc $ 263,912
37,446 St. Joe Co 1,746,481
23,298 (a) Tejon Ranch Co 361,585
44,172 (a) Zillow Group, Inc (Class A) 1,569,431
136,927 (a) Zillow Group, Inc (Class C) 4,963,604
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 45,447,223
RETAILING - 3 .9%
7,978,361 (a) Amazon.com, Inc 1,061,840,066
898,780 Home Depot, Inc 255,873,678
517,021 Lowe's Cos, Inc 98,528,692
TOTAL RETAILING 1,416,242,436
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .3%
37,003 (a) ACM Research, Inc 503,241
1,418,718 (a) Advanced Micro Devices, Inc 139,743,723
22,266 (a),(b) Aehr Test Systems 524,587
67,906 (a) Allegro MicroSystems, Inc 1,762,840
15,596 (a) Alpha & Omega Semiconductor Ltd 369,937
29,077 (a) Ambarella, Inc 1,308,174
99,807 Amkor Technology, Inc 2,081,974
452,988 Analog Devices, Inc 71,268,602
752,079 Applied Materials, Inc 99,537,656
15,755 (a),(b) Atomera, Inc 100,832
27,218 (a) Axcelis Technologies, Inc 3,470,295
358,178 Broadcom, Inc 301,360,224
17,022 (a) Ceva, Inc 292,268
47,822 (a) Cirrus Logic, Inc 3,200,726
44,780 (a) Cohu, Inc 1,349,669
76,663 (a) Credo Technology Group Holding Ltd 1,090,148
41,045 (a) Diodes, Inc 2,671,209
122,828 (a) Enphase Energy, Inc 9,774,652
128,417 Entegris, Inc 11,305,833
96,611 (a) First Solar, Inc 13,762,237
63,486 (a) Formfactor, Inc 2,150,906
83,485 (a),(b) GLOBALFOUNDRIES, Inc 4,142,526
20,679 (a) Ichor Holdings Ltd 501,672
20,869 (a),(b) Impinj, Inc 1,348,346
120,636 (a),(b) indie Semiconductor, Inc 589,910
3,704,310 Intel Corp 135,207,315
121,774 KLA Corp 57,197,248
47,086 Kulicke & Soffa Industries, Inc 1,959,248
118,089 Lam Research Corp 69,462,312
116,584 (a) Lattice Semiconductor Corp 6,483,236
42,484 (a) MACOM Technology Solutions Holdings, Inc 2,996,821
745,659 Marvell Technology, Inc 35,210,018
21,827 (a),(b) Maxeon Solar Technologies Ltd 136,200
86,600 (a) MaxLinear, Inc 1,316,320
467,986 Microchip Technology, Inc 33,362,722
968,157 Micron Technology, Inc 64,740,659
53,916 MKS Instruments, Inc 3,540,124
41,146 Monolithic Power Systems, Inc 18,175,834
89,644 (a) Navitas Semiconductor Corp 469,734
4,291 NVE Corp 291,788
2,103,967 Nvidia Corp 857,997,743
381,159 (a) ON Semiconductor Corp 23,875,800
47,617 (a) Onto Innovation, Inc 5,350,722
36,332 (a) PDF Solutions, Inc 963,888
49,870 (a) Photronics, Inc 915,613
46,429 Power Integrations, Inc 3,218,923
84,782 (a) Qorvo, Inc 7,411,642
990,344 QUALCOMM, Inc 107,937,593
95,117 (a) Rambus, Inc 5,167,707

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
50,739 (a) Semtech Corp $ 708,316
28,202 (a) Silicon Laboratories, Inc 2,599,660
21,464 (a) SiTime Corp 2,142,107
3,754 (a) SkyWater Technology, Inc 18,507
146,579 Skyworks Solutions, Inc 12,714,262
35,747 (a) SMART Global Holdings, Inc 489,734
30,232 (a) Synaptics, Inc 2,529,209
137,274 Teradyne, Inc 11,430,806
806,237 Texas Instruments, Inc 114,493,716
31,853 (a) Ultra Clean Holdings 760,013
41,731 Universal Display Corp 5,808,121
37,057 (a) Veeco Instruments, Inc 887,145
104,946 (a) Wolfspeed, Inc 3,551,373
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,275,734,366
SOFTWARE & SERVICES - 12 .2%
78,314 (a) 8x8, Inc 186,387
60,250 A10 Networks, Inc 654,917
558,889 Accenture plc 166,040,333
97,431 (a) ACI Worldwide, Inc 1,984,669
76,196 Adeia, Inc 642,332
405,874 (a) Adobe, Inc 215,949,320
16,094 (a) Agilysys, Inc 1,380,704
141,710 (a) Akamai Technologies, Inc 14,642,894
39,936 (a) Alarm.com Holdings, Inc 2,041,928
20,413 (a) Alkami Technology, Inc 366,413
41,477 (a) Altair Engineering, Inc 2,576,551
48,158 (a) Alteryx, Inc 1,541,538
111,518 Amdocs Ltd 8,939,283
26,922 American Software, Inc (Class A) 295,334
43,168 (a) Amplitude, Inc 429,953
77,604 (a) Ansys, Inc 21,594,089
18,081 (a) Appfolio, Inc 3,391,453
29,215 (a) Appian Corp 1,152,824
59,350 (a),(b) Applied Digital Corp 289,628
205,343 (a) AppLovin Corp 7,482,699
67,566 (a) Asana, Inc 1,247,944
24,132 (a) Aspentech Corp 4,289,463
33,223 (a) Asure Software, Inc 281,067
131,514 (a) Atlassian Corp Ltd 23,756,689
191,651 (a) Autodesk, Inc 37,875,987
99,574 (a) AvePoint, Inc 745,809
168,175 Bentley Systems, Inc 8,180,032
154,441 (a),(b) BigBear.ai Holdings, Inc 196,140
34,963 (a) BigCommerce Holdings, Inc 310,821
88,953 (a) BILL Holdings, Inc 8,120,519
103,897 (a),(b) Bit Digital, Inc 218,184
41,875 (a) Blackbaud, Inc 2,738,625
44,539 (a) BlackLine, Inc 2,186,865
143,236 (a) Box, Inc 3,560,847
51,645 (a) Braze, Inc 2,199,044
26,305 (a) Brightcove, Inc 81,019
51,516 (a),(b) C3.ai, Inc 1,256,990
238,523 (a) Cadence Design Systems, Inc 57,209,742
189,951 (a) CCC Intelligent Solutions Holdings, Inc 2,045,772
27,699 (a) Cerence, Inc 424,072
122,132 (a) Ceridian HCM Holding, Inc 7,817,669
134,681 (a),(b) Cipher Mining, Inc 448,488
85,270 (a) Cleanspark, Inc 349,607
70,549 Clear Secure, Inc 1,186,634
257,398 (a) Cloudflare, Inc 14,591,893
450,663 Cognizant Technology Solutions Corp (Class A) 29,054,244
37,055 (a) Commvault Systems, Inc 2,421,544

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
160,229 (a) Confluent, Inc $ 4,632,220
10,805 (a) Consensus Cloud Solutions, Inc 233,280
15,361 (a),(b) CoreCard Corp 328,265
23,147 (a) Couchbase, Inc 360,167
186,095 (a) Crowdstrike Holdings, Inc 32,896,013
9,431 (a) CS Disco, Inc 52,908
237,006 (a) Datadog, Inc 19,308,879
9,840 (a),(b) Digimarc Corp 255,250
86,742 (a) Digital Turbine, Inc 411,157
58,947 (a),(b) DigitalOcean Holdings, Inc 1,206,056
170,997 (a) DocuSign, Inc 6,648,363
50,425 Dolby Laboratories, Inc (Class A) 4,081,400
20,233 (a) Domo, Inc 165,101
94,978 (a) DoubleVerify Holdings, Inc 2,643,238
231,906 (a) Dropbox, Inc 6,099,128
198,360 (a) DXC Technology Co 4,000,921
208,849 (a) Dynatrace, Inc 9,337,639
147,811 (a) E2open Parent Holdings, Inc 427,174
19,830 (b) Ebix, Inc 120,765
16,495 (a) eGain Corp 99,300
66,063 (a) Elastic NV 4,957,368
15,834 (a),(b) Enfusion, Inc 131,422
28,742 (a) EngageSmart, Inc 651,006
42,067 (a) Envestnet, Inc 1,556,479
48,388 (a) EPAM Systems, Inc 10,527,777
27,606 (a) Everbridge, Inc 568,960
11,244 (a) EverCommerce, Inc 107,718
52,220 (a) Expensify, Inc 139,427
21,576 (a) Fair Isaac Corp 18,250,491
136,530 (a) Fastly, Inc 2,002,895
57,264 (a) Five9, Inc 3,313,868
589,467 (a) Fortinet, Inc 33,699,828
135,508 (a) Freshworks, Inc 2,431,014
68,808 (a) Gartner, Inc 22,847,008
505,961 Gen Digital, Inc 8,429,310
76,243 (a) Gitlab, Inc 3,299,797
35,199 (a) Globant S.A. 5,994,038
138,411 (a) GoDaddy, Inc 10,135,838
32,650 (a) Grid Dynamics Holdings, Inc 331,071
65,057 (a) Guidewire Software, Inc 5,863,587
37,219 Hackett Group, Inc 829,612
79,654 (a) HashiCorp, Inc 1,568,387
40,628 (a) HubSpot, Inc 17,216,928
23,979 (a) Informatica, Inc 459,917
24,400 (a) Instructure Holdings, Inc 600,972
39,847 (a) Intapp, Inc 1,362,767
24,224 InterDigital, Inc 1,822,856
805,665 International Business Machines Corp 116,531,386
241,899 Intuit, Inc 119,727,910
51,838 (a) Jamf Holding Corp 832,518
240,090 (a) Kyndryl Holdings, Inc 3,512,517
253,579 (a) Liveperson, Inc 669,449
48,520 (a) LiveRamp Holdings, Inc 1,342,063
56,829 (a) Manhattan Associates, Inc 11,080,518
146,080 (a),(b) Marathon Digital Holdings, Inc 1,286,965
273,528 (a),(b) Matterport, Inc 557,997
28,276 (a) MeridianLink, Inc 464,292
6,591,614 Microsoft Corp 2,228,690,610
10,246 (a),(b) MicroStrategy, Inc (Class A) 4,338,054
31,026 (a) Mitek Systems, Inc 331,358
25,985 (a) Model N, Inc 626,239
59,634 (a) MongoDB, Inc 20,549,280
52,627 (a) N-able, Inc 682,046

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
58,836 (a) nCino OpCo, Inc $ 1,653,292
111,377 (a) NCR Corp 1,702,954
55,688 (a) NCR Corp ATM 1,228,477
52,325 (a) New Relic, Inc 4,535,008
221,030 (a) Nutanix, Inc 7,999,076
133,403 (a) Okta, Inc 8,992,696
69,602 (a) Olo, Inc 355,666
19,455 (b) ON24, Inc 119,648
25,278 (a) OneSpan, Inc 199,696
1,353,793 Oracle Corp 139,982,196
65,121 (a),(b) PagerDuty, Inc 1,313,491
1,631,846 (a) Palantir Technologies, Inc 24,151,321
267,349 (a) Palo Alto Networks, Inc 64,971,154
44,093 Paycom Software, Inc 10,801,462
60,529 (a),(b) Paycor HCM, Inc 1,306,216
37,253 (a) Paylocity Holding Corp 6,683,188
30,445 Pegasystems, Inc 1,301,219
26,540 (a) Perficient, Inc 1,544,363
39,914 (a) PowerSchool Holdings, Inc 795,087
65,773 (a) Procore Technologies, Inc 4,018,073
35,100 Progress Software Corp 1,803,438
29,988 (a) PROS Holdings, Inc 934,126
100,282 (a) PTC, Inc 14,081,598
40,058 (a) Q2 Holdings, Inc 1,202,942
33,850 (a) Qualys, Inc 5,177,358
67,840 (a) Rapid7, Inc 3,153,882
38,512 (a) Rimini Street, Inc 83,571
61,567 (a) RingCentral, Inc 1,636,451
143,278 (a),(b) Riot Platforms, Inc 1,401,259
94,306 Roper Industries, Inc 46,075,082
840,401 (a) Salesforce, Inc 168,777,733
37,443 Sapiens International Corp NV 954,796
234,223 (a) SentinelOne, Inc 3,660,905
180,357 (a) ServiceNow, Inc 104,940,720
114,903 (a) Smartsheet, Inc 4,543,265
275,384 (a) Snowflake, Inc 39,966,480
26,865 (a) SolarWinds Corp 247,427
122,690 (a),(b) SoundHound AI, Inc 195,077
6,623 (a) SoundThinking, Inc 99,941
139,381 (a) Splunk, Inc 20,511,308
69,477 (a) Sprinklr, Inc 944,192
56,116 (a) Sprout Social, Inc 2,428,700
35,737 (a) SPS Commerce, Inc 5,730,071
38,742 (a) Squarespace, Inc 1,100,660
134,780 (a) Synopsys, Inc 63,271,123
110,077 (a) Tenable Holdings, Inc 4,635,342
85,041 (a) Teradata Corp 3,632,952
675,462 (a),(b) Terawulf, Inc 749,763
66,554 (a) Thoughtworks Holding, Inc 225,618
399,469 (a) Trade Desk, Inc 28,346,320
7,399 (a),(b) Tucows, Inc 124,969
152,065 (a) Twilio, Inc 7,794,852
37,702 (a) Tyler Technologies, Inc 14,059,076
350,023 (a) UiPath, Inc 5,435,857
46,333 (a) Unisys Corp 128,806
249,899 (a) Unity Software, Inc 6,339,938
112,868 (a) Varonis Systems, Inc 3,796,880
55,349 (a) Verint Systems, Inc 1,041,115
82,411 (a) VeriSign, Inc 16,454,180
8,056 (a) Viant Technology, Inc 43,422
190,456 (a) VMware, Inc (Class A) 27,739,916
47,115 (a) Weave Communications, Inc 337,343
175,163 (a) Workday, Inc 37,083,759

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
36,779 (a) Workiva, Inc $ 3,203,083
30,478 (a) Xperi, Inc 258,758
82,017 (a) Yext, Inc 494,563
86,829 (a) Zeta Global Holdings Corp 677,266
224,197 (a) Zoom Video Communications, Inc 13,447,336
75,557 (a) Zscaler, Inc 11,990,140
82,293 (a) Zuora, Inc 609,791
TOTAL SOFTWARE & SERVICES 4,393,237,159
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
63,108 (a),(b) 908 Devices, Inc 374,230
83,498 ADTRAN Holdings, Inc 548,582
28,385 Advanced Energy Industries, Inc 2,476,875
78,929 (a),(b) Aeva Technologies, Inc 39,307
31,826 (a),(b) Akoustis Technologies, Inc 16,136
516,388 Amphenol Corp (Class A) 41,595,053
13,217,891 Apple, Inc 2,257,219,246
221,617 (a) Arista Networks, Inc 44,405,398
59,735 (a) Arlo Technologies, Inc 507,150
53,673 (a) Arrow Electronics, Inc 6,087,055
7,088 (a) Aviat Networks, Inc 189,250
26,535 (a) Avid Technology, Inc 716,976
95,338 Avnet, Inc 4,417,010
29,448 Badger Meter, Inc 4,080,020
8,535 Bel Fuse, Inc (Class B) 462,426
32,324 Belden CDT, Inc 2,291,772
27,743 Benchmark Electronics, Inc 671,658
57,397 (a) Calix, Inc 1,900,989
7,291 (a) Cambium Networks Corp 36,309
117,018 CDW Corp 23,450,407
138,095 (a) Ciena Corp 5,827,609
3,635,902 Cisco Systems, Inc 189,539,571
7,427 (a),(b) Clearfield, Inc 178,397
151,819 Cognex Corp 5,463,966
98,251 (a) Coherent Corp 2,908,230
18,341 Comtech Telecommunications Corp 223,760
670,495 Corning, Inc 17,942,446
19,293 (a) Corsair Gaming, Inc 246,757
15,693 (a),(b) CPI Card Group, Inc 259,719
23,784 CTS Corp 889,759
60,151 (a) Daktronics, Inc 578,653
23,627 (a) Digi International, Inc 594,928
12,279 (a),(b) DZS, Inc 15,594
41,555 (a) Eastman Kodak Co 154,585
19,554 (a) ePlus, Inc 1,222,125
85,848 (a),(b) Evolv Technologies Holdings, Inc 364,854
109,491 (a) Extreme Networks, Inc 2,257,704
57,147 (a) F5 Networks, Inc 8,662,914
35,610 (a) Fabrinet 5,519,550
14,036 (a) FARO Technologies, Inc 180,643
89,756 (a),(b) Harmonic, Inc 968,467
1,132,379 Hewlett Packard Enterprise Co 17,415,989
766,057 HP, Inc 20,170,281
130,507 (a),(b) Infinera Corp 382,386
29,268 (a) Insight Enterprises, Inc 4,194,104
138,657 (a),(b) IonQ, Inc 1,336,654
27,126 (a) IPG Photonics Corp 2,330,123
32,976 (a) Itron, Inc 1,888,865
109,954 Jabil Inc 13,502,351
278,626 Juniper Networks, Inc 7,500,612
161,119 (a) Keysight Technologies, Inc 19,664,574
14,309 (a) Kimball Electronics, Inc 374,896
61,140 (a) Knowles Corp 794,209

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
86,567 (a),(b) Lightwave Logic, Inc $ 392,149
22,984 Littelfuse, Inc 4,979,943
55,921 (a) Lumentum Holdings, Inc 2,192,662
37,879 (a),(b) Luna Innovations, Inc 215,153
28,648 Methode Electronics, Inc 655,180
128,338 (a),(b) MicroVision, Inc 242,559
165,626 (a) Mirion Technologies, Inc 1,147,788
145,653 Motorola Solutions, Inc 40,558,534
18,242 Napco Security Technologies, Inc 335,106
189,063 NetApp, Inc 13,760,005
23,717 (a) Netgear, Inc 299,783
52,942 (a) Netscout Systems, Inc 1,155,724
31,027 (a) nLight, Inc 258,455
28,759 (a) Novanta, Inc 3,797,914
12,545 (a) OSI Systems, Inc 1,308,067
17,347 (a),(b) PAR Technology Corp 506,359
8,785 PC Connection, Inc 470,700
21,803 (a) Plexus Corp 2,143,671
252,114 (a) Pure Storage, Inc 8,523,974
56,145 (a) Ribbon Communications, Inc 105,553
15,589 (a) Rogers Corp 1,915,732
46,609 (a) Sanmina Corp 2,371,000
19,158 (a) Scansource, Inc 582,403
92,045 (a),(b) SmartRent, Inc 221,828
40,852 (a) Super Micro Computer, Inc 9,782,828
43,562 SYNNEX Corp 3,993,764
40,888 (a) Teledyne Technologies, Inc 15,316,236
294,118 (a),(b) Tingo Group, Inc 229,824
231,874 (a) Trimble Inc 10,928,222
74,357 (a) TTM Technologies, Inc 854,362
10,648 (a) Turtle Beach Corp 87,846
5,384 Ubiquiti, Inc 653,887
114,475 (a),(b) Viasat, Inc 2,110,919
187,869 (a) Viavi Solutions, Inc 1,461,621
109,481 Vishay Intertechnology, Inc 2,434,857
9,120 (a) Vishay Precision Group, Inc 272,870
125,877 Vontier Corp 3,720,924
269,993 (a) Western Digital Corp 10,840,219
99,358 Xerox Holdings Corp 1,275,757
44,239 (a) Zebra Technologies Corp (Class A) 9,264,974
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,886,410,476
TELECOMMUNICATION SERVICES - 0 .9%
8,133 (a) Anterix, Inc 247,975
65,360 (a),(b) AST SpaceMobile, Inc 216,342
6,277,280 AT&T, Inc 96,670,112
5,649 ATN International, Inc 174,837
32,094 (a) Bandwidth, Inc 340,517
82,970 (a),(b) Charge Enterprises, Inc 23,663
49,425 Cogent Communications Group, Inc 3,211,636
68,536 (a) Consolidated Communications Holdings, Inc 285,795
35,853 (a) EchoStar Corp (Class A) 496,923
226,561 (a) Frontier Communications Parent, Inc 4,059,973
79,189 (a),(d) GCI Liberty, Inc 792
522,135 (a),(b) Globalstar, Inc 736,210
43,200 (a) Gogo, Inc 453,600
14,644 (a) IDT Corp 410,764
117,764 Iridium Communications, Inc 4,363,156
26,275 (a) Liberty Latin America Ltd (Class A) 179,458
114,989 (a) Liberty Latin America Ltd (Class C) 787,675
862,019 (b) Lumen Technologies, Inc 1,258,548
22,121 (a) Ooma, Inc 241,340
37,330 Shenandoah Telecom Co 883,228

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
30,098 Spok Holdings, Inc $ 448,761
88,529 Telephone and Data Systems, Inc 1,610,343
470,428 (a) T-Mobile US, Inc 67,675,772
3,718,087 Verizon Communications, Inc 130,616,396
TOTAL TELECOMMUNICATION SERVICES 315,393,816
TRANSPORTATION - 1 .7%
43,466 (a) Air Transport Services Group, Inc 850,630
114,348 (a) Alaska Air Group, Inc 3,616,827
17,676 Allegiant Travel Co 1,177,575
7,165 (a),(b) Amerco, Inc 351,945
554,601 (a),(b) American Airlines Group, Inc 6,183,801
19,290 ArcBest Corp 2,100,295
18,356 (a) Avis Budget Group, Inc 2,988,357
55,909 (a),(b) Blade Air Mobility, Inc 119,086
97,913 CH Robinson Worldwide, Inc 8,012,221
46,970 Costamare, Inc 424,139
14,890 Covenant Logistics Group, Inc 587,932
1,794,134 CSX Corp 53,554,900
34,199 (a) Daseke, Inc 151,844
561,695 Delta Air Lines, Inc 17,552,969
15,214 (b) Eagle Bulk Shipping, Inc 620,731
133,993 Expeditors International Washington, Inc 14,638,735
203,570 FedEx Corp 48,877,157
23,219 Forward Air Corp 1,495,536
26,026 (a),(b) Frontier Group Holdings, Inc 88,228
119,048 FTAI Infrastructure, Inc 364,287
22,919 Genco Shipping & Trading Ltd 301,843
94,540 Golden Ocean Group Ltd 685,415
109,335 (a) GXO Logistics, Inc 5,522,511
43,574 (a) Hawaiian Holdings, Inc 183,447
62,367 Heartland Express, Inc 727,199
123,606 (a) Hertz Global Holdings, Inc 1,041,999
37,107 (a) Hub Group, Inc (Class A) 2,551,106
70,991 JB Hunt Transport Services, Inc 12,201,223
547,182 (a) JetBlue Airways Corp 2,057,404
372,230 (a),(b) Joby Aviation, Inc 1,961,652
43,977 (a) Kirby Corp 3,285,082
139,041 Knight-Swift Transportation Holdings, Inc 6,797,714
29,754 Landstar System, Inc 4,902,864
278,864 (a) Lyft, Inc (Class A) 2,557,183
46,584 Marten Transport Ltd 818,947
32,216 Matson, Inc 2,804,403
200,460 Norfolk Southern Corp 38,245,763
87,026 Old Dominion Freight Line 32,779,213
5,088 (a) PAM Transportation Services, Inc 87,870
57,721 (b) Pangaea Logistics Solutions Ltd 334,205
25,749 (a) Radiant Logistics, Inc 150,889
79,951 (a) RXO, Inc 1,399,942
43,297 Ryder System, Inc 4,223,189
34,465 (b) Safe Bulkers, Inc 108,220
22,323 (a) Saia, Inc 8,002,572
55,591 Schneider National, Inc 1,408,120
39,428 (a) Skywest, Inc 1,662,679
499,086 Southwest Airlines Co 11,094,682
132,576 Spirit Airlines, Inc 1,521,972
23,522 (a) Sun Country Airlines Holdings, Inc 306,256
197,676 (a),(b) TuSimple Holdings, Inc 211,513
1,715,340 (a) Uber Technologies, Inc 74,239,915
90,651 U-Haul Holding Co 4,279,634
540,547 Union Pacific Corp 112,222,963
279,728 (a) United Airlines Holdings, Inc 9,793,277
642,880 United Parcel Service, Inc (Class B) 90,806,800

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
7,105 Universal Truckload Services, Inc $ 159,010
46,797 Werner Enterprises, Inc 1,699,667
95,602 (a) XPO, Inc 7,247,588
TOTAL TRANSPORTATION 614,143,126
UTILITIES - 2 .4%
574,379 AES Corp 8,558,247
70,270 Allete, Inc 3,762,256
210,876 Alliant Energy Corp 10,288,640
94,553 (a),(b) Altus Power, Inc 502,076
216,553 Ameren Corp 16,395,228
453,106 American Electric Power Co, Inc 34,227,627
38,997 American States Water Co 3,043,716
168,424 American Water Works Co, Inc 19,815,084
4,173 Artesian Resources Corp 163,999
125,970 Atmos Energy Corp 13,561,930
73,904 Avangrid, Inc 2,207,513
75,721 Avista Corp 2,399,599
63,248 Black Hills Corp 3,058,041
136,091 Brookfield Infrastructure Corp 3,505,704
143,669 (b) Brookfield Renewable Corp 3,269,906
97,088 (a),(b) Cadiz, Inc 294,177
56,549 California Water Service Group 2,752,805
521,719 Centerpoint Energy, Inc 14,023,807
22,717 Chesapeake Utilities Corp 2,012,953
25,714 Clearway Energy, Inc (Class A) 523,794
85,770 Clearway Energy, Inc (Class C) 1,862,067
241,570 CMS Energy Corp 13,126,914
301,833 Consolidated Edison, Inc 26,497,919
17,051 (b) Consolidated Water Co, Inc 503,346
296,168 Constellation Energy Corp 33,443,291
726,927 Dominion Energy, Inc 29,309,697
180,750 DTE Energy Co 17,420,685
680,855 Duke Energy Corp 60,521,201
326,308 Edison International 20,576,982
179,416 Entergy Corp 17,150,375
196,369 Essential Utilities, Inc 6,570,507
187,796 Evergy, Inc 9,228,295
294,143 Eversource Energy 15,821,952
882,727 Exelon Corp 34,373,389
469,514 FirstEnergy Corp 16,714,698
28,389 (b) Genie Energy Ltd 563,238
5,833 Global Water Resources, Inc 61,422
52,830 Idacorp, Inc 5,003,529
43,887 MGE Energy, Inc 3,143,626
13,108 Middlesex Water Co 832,751
49,852 (a) Montauk Renewables, Inc 501,511
94,260 National Fuel Gas Co 4,802,547
105,505 New Jersey Resources Corp 4,281,393
1,785,253 NextEra Energy, Inc 104,080,250
359,796 NiSource, Inc 9,052,467
43,547 Northwest Natural Holding Co 1,598,610
58,124 NorthWestern Corp 2,790,533
207,642 NRG Energy, Inc 8,799,868
193,006 OGE Energy Corp 6,600,805
41,420 ONE Gas, Inc 2,501,768
43,542 Ormat Technologies, Inc 2,679,575
34,114 Otter Tail Corp 2,624,731
1,803,833 (a) PG&E Corp 29,402,478
99,417 Pinnacle West Capital Corp 7,374,753
81,055 PNM Resources, Inc 3,425,384
86,822 Portland General Electric Co 3,474,616
645,366 PPL Corp 15,856,643

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
444,021 Public Service Enterprise Group, Inc $ 27,373,895
16,040 (a) Pure Cycle Corp 153,342
559,560 Sempra Energy 39,185,987
41,504 SJW Corp 2,593,170
975,037 Southern Co 65,619,990
66,919 Southwest Gas Holdings Inc 3,922,123
54,030 Spire, Inc 3,005,689
75,509 (a),(b) Sunnova Energy International, Inc 689,397
167,494 UGI Corp 3,483,875
17,356 Unitil Corp 792,649
332,098 Vistra Corp 10,866,247
270,124 WEC Energy Group, Inc 21,985,392
468,394 Xcel Energy, Inc 27,761,712
20,767 York Water Co 749,066
TOTAL UTILITIES 875,123,452
TOTAL COMMON STOCKS 35,957,079,522
(Cost $20,468,969,607)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 (d) Chinook Therapeutics, Inc 277
4,598 (d) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 553
TOTAL RIGHTS/WARRANTS 553
(Cost $276)
TOTAL LONG-TERM INVESTMENTS 35,957,080,075
(Cost $20,468,969,883)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 12/18/23 4,966,402
20,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/02/23 19,997,147
8,890,000 FHLB 0 .000 11/03/23 8,887,464
5,000,000 FHLB 0 .000 11/08/23 4,995,009
10,000,000 FHLB 0 .000 12/12/23 9,941,357
15,000,000 FHLB 0 .000 01/05/24 14,860,401
TOTAL GOVERNMENT AGENCY DEBT 63,647,780
REPURCHASE AGREEMENT - 0 .1%
54,035,000 (e) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 54,035,000
TOTAL REPURCHASE AGREEMENT 54,035,000
TREASURY DEBT - 0 .1%
18,025,000 United States Treasury Bill 0 .000 11/02/23 18,022,370
20,000,000 United States Treasury Bill 0 .000 11/07/23 19,982,400
5,955,000 United States Treasury Bill 0 .000 01/04/24 5,898,890
TOTAL TREASURY DEBT 43,903,660
TOTAL SHORT-TERM INVESTMENTS 161,586,440
(Cost $161,579,095)

Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
116,018,795 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360% $ 116,018,795
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 116,018,795
(Cost $116,018,795)
TOTAL INVESTMENTS - 100.3% 36,234,685,310
(Cost $20,746,567,773)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (119,567,528)
NET ASSETS - 100.0% $ 36,115,117,782
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,203,491.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $54,035,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $55,115,737.
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 612 12/15/23  $ 132,263,286 $ 128,894,850 $ (3,368,436)

Portfolios of Investments
Large-Cap Growth Index Fund October 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 2 .7%
1,407,213 (a) Tesla, Inc $ 282,624,659
TOTAL AUTOMOBILES & COMPONENTS 282,624,659
BANKS - 0 .1%
578 First Citizens Bancshares, Inc (Class A) 798,068
813,943 (a) NU Holdings Ltd 6,674,332
TOTAL BANKS 7,472,400
CAPITAL GOODS - 2 .9%
6,425 A.O. Smith Corp 448,208
35,569 Advanced Drainage Systems, Inc 3,799,836
42,570 Allegion plc 4,187,185
4,021 Allison Transmission Holdings, Inc 202,739
8,527 Armstrong World Industries, Inc 647,114
35,530 (a) Axon Enterprise, Inc 7,265,530
38,767 (a) Boeing Co 7,242,451
7,654 BWX Technologies, Inc 568,539
198,005 Caterpillar, Inc 44,759,030
178,220 (a),(b) ChargePoint Holdings, Inc 452,679
129,311 Deere & Co 47,245,067
25,637 Donaldson Co, Inc 1,478,229
7,894 EMCOR Group, Inc 1,631,295
218,494 Fastenal Co 12,746,940
5,456 Ferguson plc 819,491
33,355 Graco, Inc 2,479,944
20,122 HEICO Corp 3,187,526
36,759 HEICO Corp (Class A) 4,673,172
43,898 Honeywell International, Inc 8,044,747
11,915 Hubbell, Inc 3,218,242
2,989 IDEX Corp 572,125
126,335 Illinois Tool Works, Inc 28,314,200
25,447 Lincoln Electric Holdings, Inc 4,448,136
115,599 Lockheed Martin Corp 52,555,929
3,965 Northrop Grumman Corp 1,869,220
11,917 Otis Worldwide Corp 920,112
18,434 Quanta Services, Inc 3,080,690
58,708 Rockwell Automation, Inc 15,429,049
7,006 (a) SiteOne Landscape Supply, Inc 965,217
3,495 Spirit Aerosystems Holdings, Inc (Class A) 78,987
53,151 Toro Co 4,296,727
34,319 Trane Technologies plc 6,531,249
4,716 (a) TransDigm Group, Inc 3,905,272
54,254 (a) Trex Co, Inc 3,049,617
6,841 United Rentals, Inc 2,779,293
1,625 Valmont Industries, Inc 319,979
8,994 Vertiv Holdings Co 353,194
22,806 W.W. Grainger, Inc 16,644,503
4,035 Watsco, Inc 1,407,771
24,117 (a) WillScot Mobile Mini Holdings Corp 950,451
13,777 Xylem, Inc 1,288,701
TOTAL CAPITAL GOODS 304,858,386
COMMERCIAL & PROFESSIONAL SERVICES - 1 .8%
181,289 Automatic Data Processing, Inc 39,560,886
67,028 Booz Allen Hamilton Holding Corp 8,038,668

Large-Cap Growth Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
50,050 Broadridge Financial Solutions, Inc $ 8,540,532
39,399 Cintas Corp 19,980,021
438,379 (a) Copart, Inc 19,078,254
88,810 (a) CoStar Group, Inc 6,519,542
43,079 Equifax, Inc 7,304,906
2,997 (a) FTI Consulting, Inc 636,143
21,794 Genpact Ltd 730,971
23,987 KBR, Inc 1,394,844
3,051 MSA Safety, Inc 481,692
164,642 Paychex, Inc 18,283,494
72,623 RB Global, Inc 4,749,544
127,655 Rollins, Inc 4,801,104
4,688 Tetra Tech, Inc 707,466
72,902 Verisk Analytics, Inc 16,574,999
186,873 Waste Management, Inc 30,708,840
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 188,091,906
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .6%
7,704 (a) Autozone, Inc 19,083,810
12,962 Best Buy Co, Inc 866,121
32,998 (a) Burlington Stores, Inc 3,993,748
4,268 (a) Carmax, Inc 260,732
559,724 (a) Coupang, Inc 9,515,308
2,165 Dick's Sporting Goods, Inc 231,547
16,145 eBay, Inc 633,368
33,571 (a) Etsy, Inc 2,091,473
28,264 (a) Five Below, Inc 4,917,371
50,937 (a),(b) Floor & Decor Holdings, Inc 4,197,209
9,226 Murphy USA, Inc 3,346,178
9,610 (a) Ollie's Bargain Outlet Holdings, Inc 742,276
26,058 (a) O'Reilly Automotive, Inc 24,245,406
19,404 Pool Corp 6,127,201
1,297 (a) RH 282,694
160,094 Ross Stores, Inc 18,566,101
588,760 TJX Cos, Inc 51,852,093
55,948 Tractor Supply Co 10,773,347
25,553 (a) Ulta Beauty, Inc 9,743,614
12,138 (a) Victoria's Secret & Co 217,027
14,046 (a) Wayfair, Inc 598,500
4,098 Williams-Sonoma, Inc 615,684
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 172,900,808
CONSUMER DURABLES & APPAREL - 0 .7%
2,387 Brunswick Corp 165,825
29,657 (a) Crocs, Inc 2,648,963
13,385 (a) Deckers Outdoor Corp 7,991,648
56,857 (a) Lululemon Athletica, Inc 22,372,092
324,007 Nike, Inc (Class B) 33,298,199
129 (a) NVR, Inc 698,228
137,508 (a),(b) Peloton Interactive, Inc 654,538
2,321 Polaris Industries, Inc 200,581
4,710 (a) Skechers U.S.A., Inc (Class A) 227,116
6,024 Tapestry, Inc 166,022
16,558 Tempur Sealy International, Inc 661,161
1,003 (a) TopBuild Corp 229,446
41,824 (a) YETI Holdings, Inc 1,778,357
TOTAL CONSUMER DURABLES & APPAREL 71,092,176
CONSUMER SERVICES - 2 .9%
207,177 (a) Airbnb, Inc 24,506,967
18,967 (a) Booking Holdings, Inc 52,909,585
3,484 (a) Bright Horizons Family Solutions, Inc 258,025
40,939 (a) Caesars Entertainment, Inc 1,633,057

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
9,443 (a),(b) Cava Group, Inc $ 298,304
14,040 (a) Chipotle Mexican Grill, Inc (Class A) 27,268,488
16,348 (b) Choice Hotels International, Inc 1,806,454
36,757 Churchill Downs, Inc 4,037,389
27,488 Darden Restaurants, Inc 4,000,329
18,084 Domino's Pizza, Inc 6,130,295
120,685 (a) DoorDash, Inc 9,045,341
214,030 (a) DraftKings, Inc 5,911,509
54,594 (a) Expedia Group, Inc 5,202,262
4,091 (a) Grand Canyon Education, Inc 484,088
48,397 H&R Block, Inc 1,986,697
60,155 Hilton Worldwide Holdings, Inc 9,115,287
157,562 Las Vegas Sands Corp 7,477,893
126,914 Marriott International, Inc (Class A) 23,930,904
153,644 McDonald's Corp 40,280,847
49,648 (a),(b) Norwegian Cruise Line Holdings Ltd 675,213
19,862 (a) Planet Fitness, Inc 1,097,773
34,368 (a) Royal Caribbean Cruises Ltd 2,912,001
27,653 Service Corp International 1,504,876
576,751 Starbucks Corp 53,199,512
32,591 Texas Roadhouse, Inc (Class A) 3,309,290
21,441 Travel & Leisure Co 729,637
1,940 Vail Resorts, Inc 411,765
80,273 Wendy's Co 1,526,792
14,605 Wingstop, Inc 2,669,356
2,821 Wyndham Hotels & Resorts, Inc 204,240
3,081 Wynn Resorts Ltd 270,450
125,773 Yum! Brands, Inc 15,200,925
TOTAL CONSUMER SERVICES 309,995,551
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
3,723 Albertsons Cos, Inc 80,789
22,462 (a) BJ's Wholesale Club Holdings, Inc 1,530,111
2,627 Casey's General Stores, Inc 714,308
226,116 Costco Wholesale Corp 124,915,523
111,942 Dollar General Corp 13,325,576
35,103 (a) Performance Food Group Co 2,027,549
259,314 Sysco Corp 17,241,788
235,113 Target Corp 26,048,169
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 185,883,813
ENERGY - 0 .6%
55,323 Antero Midstream Corp 682,686
141,836 APA Corp 5,633,726
123,899 Cheniere Energy, Inc 20,619,272
88,065 Halliburton Co 3,464,477
79,233 Hess Corp 11,441,245
37,266 (b) New Fortress Energy, Inc 1,129,160
12,019 ONEOK, Inc 783,639
59,059 Ovintiv, Inc 2,834,832
114,205 Targa Resources Corp 9,548,680
2,951 Texas Pacific Land Corp 5,447,398
TOTAL ENERGY 61,585,115
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .8%
237,980 American Tower Corp 42,405,656
23,430 Crown Castle, Inc 2,178,522
23,953 Equinix, Inc 17,477,067
28,442 Equity Lifestyle Properties, Inc 1,871,484
75,045 Iron Mountain, Inc 4,432,908
37,512 Lamar Advertising Co 3,086,112
46,516 Public Storage, Inc 11,103,834
5,308 SBA Communications Corp 1,107,408

Large-Cap Growth Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
34,533 Simon Property Group, Inc $ 3,794,831
12,977 Sun Communities, Inc 1,443,562
8,678 UDR, Inc 276,047
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 89,177,431
FINANCIAL SERVICES - 5 .7%
99,199 American Express Co 14,486,030
53,715 Ameriprise Financial, Inc 16,897,128
262,693 Apollo Global Management, Inc 20,342,946
81,856 Ares Management Corp 8,070,183
363,758 Blackstone, Inc 33,593,051
104,175 (a) Block, Inc 4,193,044
32,374 (b) Blue Owl Capital, Inc 399,171
174,371 Equitable Holdings, Inc 4,633,038
11,528 (a) Euronet Worldwide, Inc 885,812
19,602 Factset Research Systems, Inc 8,465,908
86,083 (a) Fiserv, Inc 9,791,941
34,144 (a) FleetCor Technologies, Inc 7,688,205
1,804 Houlihan Lokey, Inc 181,338
63,347 iShares Russell 1000 Growth Index Fund 16,603,882
11,256 Jack Henry & Associates, Inc 1,586,983
77,561 KKR & Co, Inc 4,296,879
39,843 LPL Financial Holdings, Inc 8,945,550
18,358 MarketAxess Holdings, Inc 3,924,023
428,076 Mastercard, Inc (Class A) 161,106,403
73,967 Moody's Corp 22,781,836
13,124 Morningstar, Inc 3,323,522
19,859 MSCI, Inc (Class A) 9,364,511
519,988 (a) PayPal Holdings, Inc 26,935,378
32,716 (a),(b) Rocket Cos, Inc 241,771
13,821 S&P Global, Inc 4,827,814
30,504 (a) Shift4 Payments, Inc 1,358,038
45,953 SLM Corp 597,389
188,007 (a) Toast, Inc 3,006,232
9,118 TPG, Inc 252,022
19,436 Tradeweb Markets, Inc 1,749,434
3,902 (b) UWM Holdings Corp 18,925
826,191 Visa, Inc (Class A) 194,237,504
39,546 Western Union Co 446,474
9,559 (a) WEX, Inc 1,591,382
13,400 XP, Inc 268,000
TOTAL FINANCIAL SERVICES 597,091,747
FOOD, BEVERAGE & TOBACCO - 1 .8%
4,400 (a) Boston Beer Co, Inc (Class A) 1,469,380
23,856 Brown-Forman Corp (Class A) 1,369,811
76,215 Brown-Forman Corp (Class B) 4,280,234
24,645 (a) Celsius Holdings, Inc 3,748,258
982,468 Coca-Cola Co 55,499,617
8,697 Constellation Brands, Inc (Class A) 2,036,403
6,139 (a) Freshpet, Inc 352,379
55,845 Hershey Co 10,462,561
70,080 Lamb Weston Holdings, Inc 6,293,184
380,207 (a) Monster Beverage Corp 19,428,578
484,695 PepsiCo, Inc 79,141,000
TOTAL FOOD, BEVERAGE & TOBACCO 184,081,405
HEALTH CARE EQUIPMENT & SERVICES - 4 .4%
53,229 Abbott Laboratories 5,032,802
137,882 (a),(b) agilon health, Inc 2,481,876
39,003 (a) Align Technology, Inc 7,199,564
80,934 AmerisourceBergen Corp 14,984,930
67,987 Cardinal Health, Inc 6,186,817

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
9,144 (a) Certara, Inc $ 111,465
5,357 Chemed Corp 3,014,116
10,535 Cigna Group 3,257,422
28,675 (a) DaVita, Inc 2,214,570
197,623 (a) DexCom, Inc 17,554,851
20,715 (a) Doximity, Inc 423,208
307,717 (a) Edwards Lifesciences Corp 19,607,727
16,113 Elevance Health, Inc 7,252,300
3,281 Encompass Health Corp 205,259
14,388 GE HealthCare Technologies, Inc 957,809
16,247 (a) Globus Medical, Inc 742,650
21,858 HCA, Inc 4,942,968
27,110 Humana, Inc 14,197,236
42,075 (a) IDEXX Laboratories, Inc 16,807,700
14,009 (a) Inspire Medical Systems, Inc 2,061,565
35,402 (a) Insulet Corp 4,693,243
178,539 (a) Intuitive Surgical, Inc 46,816,497
22,832 (a) Masimo Corp 1,852,360
25,979 McKesson Corp 11,829,798
16,328 (a) Molina Healthcare, Inc 5,436,408
43,177 (a) Novocure Ltd 574,254
18,524 (a) Penumbra, Inc 3,540,863
74,174 Resmed, Inc 10,474,852
19,163 (a) Shockwave Medical, Inc 3,952,560
46,122 Stryker Corp 12,463,087
4,277 (a) Tandem Diabetes Care, Inc 73,992
399,009 UnitedHealth Group, Inc 213,693,260
73,991 (a) Veeva Systems, Inc 14,258,806
TOTAL HEALTH CARE EQUIPMENT & SERVICES 458,896,815
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
111,810 Church & Dwight Co, Inc 10,168,001
63,174 Clorox Co 7,435,580
35,342 Estee Lauder Cos (Class A) 4,554,524
294,491 Kenvue, Inc 5,477,533
161,803 Kimberly-Clark Corp 19,358,111
225,046 Procter & Gamble Co 33,763,651
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 80,757,400
INSURANCE - 0 .9%
24,582 (a) Arch Capital Group Ltd 2,130,768
9,650 (a) Brighthouse Financial, Inc 437,145
45,121 Brown & Brown, Inc 3,132,300
2,782 Everest Re Group Ltd 1,100,615
5,803 Gallagher (Arthur J.) & Co 1,366,548
11,410 Kinsale Capital Group, Inc 3,809,913
18,356 Lincoln National Corp 399,610
202,343 Marsh & McLennan Cos, Inc 38,374,350
11,458 Primerica, Inc 2,190,311
223,764 Progressive Corp 35,374,851
6,411 RenaissanceRe Holdings Ltd 1,407,792
4,352 RLI Corp 579,860
45,246 (a) Ryan Specialty Holdings, Inc 1,954,627
6,499 Willis Towers Watson plc 1,533,049
TOTAL INSURANCE 93,791,739
MATERIALS - 0 .7%
13,100 (b) Ardagh Metal Packaging S.A. 44,147
12,932 Avery Dennison Corp 2,251,073
11,643 (a) Axalta Coating Systems Ltd 305,396
11,452 Eagle Materials, Inc 1,762,577
98,774 Ecolab, Inc 16,568,351
9,035 FMC Corp 480,662

Large-Cap Growth Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
94,808 (a),(b) Ginkgo Bioworks Holdings, Inc $ 129,887
79,141 Graphic Packaging Holding Co 1,702,323
23,570 Linde plc 9,007,511
28,748 PPG Industries, Inc 3,529,392
11,772 RPM International, Inc 1,074,430
26,105 Scotts Miracle-Gro Co (Class A) 1,160,106
38,730 Sealed Air Corp 1,192,497
101,265 Sherwin-Williams Co 24,122,336
41,164 Southern Copper Corp 2,918,528
21,967 Valvoline, Inc 651,761
15,696 Vulcan Materials Co 3,084,107
TOTAL MATERIALS 69,985,084
MEDIA & ENTERTAINMENT - 11 .3%
2,594,125 (a) Alphabet, Inc 325,043,862
3,030,991 (a) Alphabet, Inc (Class A) 376,085,363
201 Cable One, Inc 110,524
52,391 (a) Charter Communications, Inc 21,103,095
11,749 (a) Liberty Broadband Corp 978,809
674 (a) Liberty Broadband Corp (Class A) 56,158
17,269 (a) Live Nation, Inc 1,381,865
131,787 (a) Match Group, Inc 4,559,830
1,128,113 (a) Meta Platforms, Inc 339,866,604
223,674 (a) NetFlix, Inc 92,084,349
5,728 Nexstar Media Group, Inc 802,378
303,052 (a) Pinterest, Inc 9,055,194
22,617 (a) Playtika Holding Corp 189,983
234,526 (a) ROBLOX Corp 7,460,272
7,452 (a) Roku, Inc 443,916
71,622 (a) Spotify Technology S.A. 11,800,441
21,264 (a) TKO Group Holdings, Inc 1,743,223
78,643 (a) ZoomInfo Technologies, Inc 1,019,213
TOTAL MEDIA & ENTERTAINMENT 1,193,785,079
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
45,971 (a) 10X Genomics, Inc 1,621,857
900,367 AbbVie, Inc 127,113,813
122,672 Agilent Technologies, Inc 12,680,605
50,781 (a) Alnylam Pharmaceuticals, Inc 7,708,556
185,699 Amgen, Inc 47,483,234
49,987 (a) Apellis Pharmaceuticals, Inc 2,432,367
10,770 (a) BioMarin Pharmaceutical, Inc 877,216
71,563 Bio-Techne Corp 3,909,487
52,009 Bruker BioSciences Corp 2,964,513
431,673 Eli Lilly & Co 239,116,625
30,222 (a) Exact Sciences Corp 1,861,373
129,599 (a) Exelixis, Inc 2,668,443
5,922 (a) ICON plc 1,444,731
22,998 (a) Illumina, Inc 2,516,441
71,331 (a) Incyte Corp 3,846,881
63,618 (a) Ionis Pharmaceuticals, Inc 2,816,369
87,322 (a) IQVIA Holdings, Inc 15,790,437
16,144 (a) Jazz Pharmaceuticals plc 2,050,611
15,506 (a) Karuna Therapeutics, Inc 2,583,455
11,888 (a) Maravai LifeSciences Holdings, Inc 81,552
12,496 (a) Medpace Holdings, Inc 3,032,404
238,576 Merck & Co, Inc 24,501,755
11,127 (a) Mettler-Toledo International, Inc 10,962,320
52,862 (a) Natera, Inc 2,086,463
49,353 (a) Neurocrine Biosciences, Inc 5,475,222
3,429 (a) Regeneron Pharmaceuticals, Inc 2,674,243
11,955 (a) Repligen Corp 1,608,665
167,633 (a) Roivant Sciences Ltd 1,448,349

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
46,287 (a) Sarepta Therapeutics, Inc $ 3,115,578
71,602 (a) Seagen, Inc 15,237,622
26,112 (a) Sotera Health Co 330,578
121,488 Thermo Fisher Scientific, Inc 54,034,218
33,794 (a) Ultragenyx Pharmaceutical, Inc 1,196,308
120,338 (a) Vertex Pharmaceuticals, Inc 43,575,593
29,912 (a) Waters Corp 7,134,909
37,807 West Pharmaceutical Services, Inc 12,033,590
236,606 Zoetis, Inc 37,147,142
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 707,163,525
RETAILING - 7 .6%
4,595,077 (a) Amazon.com, Inc 611,558,798
516,875 Home Depot, Inc 147,149,144
220,998 Lowe's Cos, Inc 42,115,589
TOTAL RETAILING 800,823,531
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9 .1%
465,411 (a) Advanced Micro Devices, Inc 45,842,984
42,859 (a) Allegro MicroSystems, Inc 1,112,620
362,567 Applied Materials, Inc 47,985,742
206,114 Broadcom, Inc 173,418,136
67,981 (a) Enphase Energy, Inc 5,409,928
3,776 Entegris, Inc 332,439
70,122 KLA Corp 32,936,303
64,912 Lam Research Corp 38,182,537
69,568 (a) Lattice Semiconductor Corp 3,868,676
195,944 Microchip Technology, Inc 13,968,848
23,179 Monolithic Power Systems, Inc 10,239,091
1,211,879 Nvidia Corp 494,204,256
497,324 QUALCOMM, Inc 54,203,343
66,576 Teradyne, Inc 5,543,784
187,286 Texas Instruments, Inc 26,596,485
10,301 Universal Display Corp 1,433,693
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 955,278,865
SOFTWARE & SERVICES - 20 .8%
322,368 Accenture plc 95,772,309
233,738 (a) Adobe, Inc 124,362,640
28,188 (a) Alteryx, Inc 902,298
36,578 (a) Ansys, Inc 10,178,194
28,463 (a) AppLovin Corp 1,037,192
73,937 (a) Atlassian Corp Ltd 13,355,980
109,817 (a) Autodesk, Inc 21,703,134
93,516 Bentley Systems, Inc 4,548,618
138,032 (a) Cadence Design Systems, Inc 33,106,975
6,171 (a) Ceridian HCM Holding, Inc 395,006
146,916 (a) Cloudflare, Inc 8,328,668
87,817 (a) Confluent, Inc 2,538,789
107,556 (a) Crowdstrike Holdings, Inc 19,012,674
139,517 (a) Datadog, Inc 11,366,450
103,752 (a) DocuSign, Inc 4,033,878
65,233 (a) DoubleVerify Holdings, Inc 1,815,434
123,438 (a) Dropbox, Inc 3,246,419
121,538 (a) Dynatrace, Inc 5,433,964
38,744 (a) Elastic NV 2,907,350
28,400 (a) EPAM Systems, Inc 6,178,988
12,379 (a) Fair Isaac Corp 10,471,025
39,175 (a) Five9, Inc 2,267,057
335,625 (a) Fortinet, Inc 19,187,681
39,214 (a) Gartner, Inc 13,020,617
41,926 Gen Digital, Inc 698,487
44,246 (a) Gitlab, Inc 1,914,967

Large-Cap Growth Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
21,563 (a) Globant S.A. $ 3,671,963
45,563 (a) GoDaddy, Inc 3,336,579
30,968 (a) HashiCorp, Inc 609,760
23,329 (a) HubSpot, Inc 9,886,130
2,837 (a) Informatica, Inc 54,414
139,026 Intuit, Inc 68,810,919
31,663 (a) Manhattan Associates, Inc 6,173,652
3,795,692 Microsoft Corp 1,283,361,422
33,555 (a) MongoDB, Inc 11,562,717
5,332 (a) nCino OpCo, Inc 149,829
27,249 (a) New Relic, Inc 2,361,671
27,297 (a) Nutanix, Inc 987,878
4,689 (a) Okta, Inc 316,085
316,573 Oracle Corp 32,733,648
957,041 (a) Palantir Technologies, Inc 14,164,207
153,771 (a) Palo Alto Networks, Inc 37,369,428
26,380 Paycom Software, Inc 6,462,309
12,365 (a),(b) Paycor HCM, Inc 266,837
21,447 (a) Paylocity Holding Corp 3,847,592
18,974 Pegasystems, Inc 810,949
38,294 (a) Procore Technologies, Inc 2,339,380
30,602 (a) PTC, Inc 4,297,133
43,129 (a) RingCentral, Inc 1,146,369
363,403 (a) Salesforce, Inc 72,982,224
12,259 (a) SentinelOne, Inc 191,608
103,906 (a) ServiceNow, Inc 60,457,706
62,234 (a) Smartsheet, Inc 2,460,732
158,374 (a) Snowflake, Inc 22,984,819
76,573 (a) Splunk, Inc 11,268,483
76,971 (a) Synopsys, Inc 36,133,266
49,348 (a) Teradata Corp 2,108,147
225,159 (a) Trade Desk, Inc 15,977,283
13,614 (a) Twilio, Inc 697,854
16,190 (a) Tyler Technologies, Inc 6,037,251
140,411 (a) UiPath, Inc 2,180,583
55,176 (a) Unity Software, Inc 1,399,815
2,240 (a) VeriSign, Inc 447,238
109,930 (a) VMware, Inc (Class A) 16,011,305
101,086 (a) Workday, Inc 21,400,917
44,577 (a) Zscaler, Inc 7,073,924
TOTAL SOFTWARE & SERVICES 2,192,318,820
TECHNOLOGY HARDWARE & EQUIPMENT - 13 .2%
149,848 Amphenol Corp (Class A) 12,070,257
7,611,335 Apple, Inc 1,299,787,678
128,145 (a) Arista Networks, Inc 25,676,414
65,046 CDW Corp 13,035,219
86,028 HP, Inc 2,265,117
41,473 Jabil Inc 5,092,884
24,585 (a) Keysight Technologies, Inc 3,000,599
77,675 Motorola Solutions, Inc 21,629,381
41,544 NetApp, Inc 3,023,572
115,467 (a) Pure Storage, Inc 3,903,939
823 Ubiquiti, Inc 99,953
25,750 Vontier Corp 761,170
4,505 (a) Zebra Technologies Corp (Class A) 943,482
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,391,289,665
TELECOMMUNICATION SERVICES - 0 .0%
63,589 Iridium Communications, Inc 2,355,972
TOTAL TELECOMMUNICATION SERVICES 2,355,972

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION - 1 .1%
5,492 (a),(b) Amerco, Inc $ 269,767
111,776 (a) American Airlines Group, Inc 1,246,302
3,428 (a) Avis Budget Group, Inc 558,078
47,336 CH Robinson Worldwide, Inc 3,873,505
109,457 CSX Corp 3,267,291
15,998 Delta Air Lines, Inc 499,938
10,153 Expeditors International Washington, Inc 1,109,215
7,925 JB Hunt Transport Services, Inc 1,362,070
16,365 Landstar System, Inc 2,696,625
151,217 (a) Lyft, Inc (Class A) 1,386,660
46,921 Old Dominion Freight Line 17,673,264
1,418 (a) Saia, Inc 508,339
991,431 (a) Uber Technologies, Inc 42,909,134
15,091 U-Haul Holding Co 712,446
133,366 Union Pacific Corp 27,688,115
102,537 United Parcel Service, Inc (Class B) 14,483,351
TOTAL TRANSPORTATION 120,244,100
UTILITIES - 0 .0%
198,996 AES Corp 2,965,040
55,779 Vistra Corp 1,825,089
TOTAL UTILITIES 4,790,129
TOTAL COMMON STOCKS 10,526,336,121
(Cost $4,821,519,865)
TOTAL LONG-TERM INVESTMENTS 10,526,336,121
(Cost $4,821,519,865)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0 .0%
$ 266,000 (c) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 266,000
TOTAL REPURCHASE AGREEMENT 266,000
TOTAL SHORT-TERM INVESTMENTS 266,000
(Cost $266,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
3,027,850 (d) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 3,027,850
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,027,850
(Cost $3,027,850)
TOTAL INVESTMENTS - 100.0% 10,529,629,971
(Cost $4,824,813,715)
OTHER ASSETS & LIABILITIES, NET - 0.0% 3,605,184
NET ASSETS - 100.0% $ 10,533,235,155
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,505,245.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $266,000 on 11/1/23, collateralized by Government Agency Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $271,393.
(d)
Investments made with cash collateral received from securities on loan.

Large-Cap Value Index Fund October 31, 2023
Portfolios of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .8%
119,483 (a) Aptiv plc $ 10,418,918
99,930 BorgWarner, Inc 3,687,417
1,731,247 Ford Motor Co 16,879,658
606,106 General Motors Co 17,092,189
101,858 Gentex Corp 2,921,287
61,607 Harley-Davidson, Inc 1,654,148
26,073 Lear Corp 3,383,233
359,129 (a),(b) Lucid Group, Inc 1,479,611
19,986 Phinia, Inc 517,238
140,934 (a),(b) QuantumScape Corp 735,675
292,103 (a),(b) Rivian Automotive, Inc 4,737,911
22,845 Thor Industries, Inc 2,008,761
TOTAL AUTOMOBILES & COMPONENTS 65,516,046
BANKS - 6 .2%
3,065,937 Bank of America Corp 80,756,781
47,830 Bank OZK 1,712,792
11,727 BOK Financial Corp 768,353
859,949 Citigroup, Inc 33,959,386
211,040 Citizens Financial Group, Inc 4,944,667
86,944 Columbia Banking System, Inc 1,710,188
56,576 Comerica, Inc 2,229,094
50,932 Commerce Bancshares, Inc 2,233,877
26,818 Cullen/Frost Bankers, Inc 2,440,170
62,126 East West Bancorp, Inc 3,331,196
293,403 Fifth Third Bancorp 6,956,585
4,322 First Citizens Bancshares, Inc (Class A) 5,967,558
57,948 First Hawaiian, Inc 1,039,008
230,319 First Horizon National Corp 2,475,929
160,829 FNB Corp 1,719,262
635,341 Huntington Bancshares, Inc 6,131,041
1,272,866 JPMorgan Chase & Co 177,004,746
428,300 Keycorp 4,377,226
73,444 M&T Bank Corp 8,280,811
309,932 New York Community Bancorp, Inc 2,938,155
314,080 (a) NU Holdings Ltd 2,575,456
32,142 Pinnacle Financial Partners, Inc 2,004,375
173,808 PNC Financial Services Group, Inc 19,895,802
30,544 Popular, Inc 1,986,582
37,628 Prosperity Bancshares, Inc 2,052,231
403,985 Regions Financial Corp 5,869,902
63,268 Synovus Financial Corp 1,649,397
581,418 Truist Financial Corp 16,489,014
668,804 US Bancorp 21,321,472
74,045 Webster Financial Corp 2,811,489
1,618,301 Wells Fargo & Co 64,359,831
51,977 Western Alliance Bancorp 2,136,255
24,965 Wintrust Financial Corp 1,864,636
62,860 Zions Bancorporation 1,939,231
TOTAL BANKS 497,932,498
CAPITAL GOODS - 9 .6%
242,156 3M Co 22,024,088
47,352 A.O. Smith Corp 3,303,276
14,365 Acuity Brands, Inc 2,326,699

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
56,569 Aecom Technology Corp $ 4,330,357
27,038 AGCO Corp 3,100,177
47,381 Air Lease Corp 1,640,804
2,844 Allegion plc 279,736
35,440 Allison Transmission Holdings, Inc 1,786,885
101,018 Ametek, Inc 14,220,304
13,694 Armstrong World Industries, Inc 1,039,238
56,429 (a) AZEK Co, Inc 1,478,440
212,333 (a) Boeing Co 39,668,051
56,484 (a) Builders FirstSource, Inc 6,129,644
32,704 BWX Technologies, Inc 2,429,253
21,895 Carlisle Cos, Inc 5,563,301
365,027 Carrier Global Corp 17,397,187
56,858 Caterpillar, Inc 12,852,751
422,391 CNH Industrial NV 4,637,853
36,628 (a) Core & Main, Inc 1,101,770
21,896 Crane Co 2,131,138
21,764 Crane NXT Co 1,131,728
61,945 Cummins, Inc 13,398,703
17,050 Curtiss-Wright Corp 3,389,710
7,668 Deere & Co 2,801,580
30,604 Donaldson Co, Inc 1,764,627
62,086 Dover Corp 8,068,076
175,180 Eaton Corp plc 36,421,674
13,249 EMCOR Group, Inc 2,737,906
251,587 Emerson Electric Co 22,383,695
23,801 Esab Corp 1,506,603
61,958 Fastenal Co 3,614,630
85,655 Ferguson plc 12,865,381
58,329 Flowserve Corp 2,141,841
155,571 Fortive Corp 10,155,675
54,621 Fortune Brands Innovations, Inc 3,047,852
49,302 (a) Gates Industrial Corp plc 538,378
26,279 (a) Generac Holdings, Inc 2,209,276
107,954 General Dynamics Corp 26,050,380
477,222 General Electric Co 51,840,626
42,675 Graco, Inc 3,172,886
69,912 (a) Hayward Holdings, Inc 734,076
1,237 HEICO Corp 195,953
3,587 HEICO Corp (Class A) 456,015
36,268 Hexcel Corp 2,245,715
255,517 Honeywell International, Inc 46,826,045
163,935 Howmet Aerospace, Inc 7,229,533
12,596 Hubbell, Inc 3,402,180
18,140 Huntington Ingalls Industries, Inc 3,987,535
30,030 IDEX Corp 5,748,042
25,065 Illinois Tool Works, Inc 5,617,568
176,287 Ingersoll Rand, Inc 10,697,095
37,647 ITT, Inc 3,514,347
304,459 Johnson Controls International plc 14,924,580
82,796 L3Harris Technologies, Inc 14,854,430
14,245 Lennox International, Inc 5,278,342
1,567 Lincoln Electric Holdings, Inc 273,912
101,663 Masco Corp 5,295,626
27,853 (a) Mastec, Inc 1,655,582
91,216 MDU Resources Group, Inc 1,697,530
22,193 (a) Mercury Computer Systems, Inc 798,504
24,824 (a) Middleby Corp 2,801,885
20,736 MSC Industrial Direct Co (Class A) 1,964,736
24,715 Nordson Corp 5,254,162
59,440 Northrop Grumman Corp 28,021,799
71,131 nVent Electric plc 3,423,535
29,495 Oshkosh Corp 2,587,596

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
173,482 Otis Worldwide Corp $ 13,394,545
40,571 Owens Corning, Inc 4,599,534
224,071 PACCAR, Inc 18,492,580
55,864 Parker-Hannifin Corp 20,608,788
71,714 Pentair plc 4,168,018
255,401 (a),(b) Plug Power, Inc 1,504,312
45,794 Quanta Services, Inc 7,653,093
12,215 (a) RBC Bearings, Inc 2,685,346
29,972 Regal-Beloit Corp 3,548,984
643,193 RTX Corp 52,349,478
65,705 Sensata Technologies Holding plc 2,094,675
13,020 (a) SiteOne Landscape Supply, Inc 1,793,765
23,358 Snap-On, Inc 6,024,962
40,509 Spirit Aerosystems Holdings, Inc (Class A) 915,503
65,477 Stanley Black & Decker, Inc 5,568,819
92,661 (a) Sunrun, Inc 894,179
89,800 Textron, Inc 6,824,800
27,031 Timken Co 1,868,383
70,726 Trane Technologies plc 13,459,865
19,121 (a) TransDigm Group, Inc 15,833,909
24,133 United Rentals, Inc 9,804,514
8,372 Valmont Industries, Inc 1,648,531
139,839 Vertiv Holdings Co 5,491,478
10,775 Watsco, Inc 3,759,290
19,117 WESCO International, Inc 2,450,799
78,909 Westinghouse Air Brake Technologies Corp 8,365,932
63,564 (a) WillScot Mobile Mini Holdings Corp 2,505,057
25,953 Woodward Inc 3,236,339
92,581 Xylem, Inc 8,660,027
TOTAL CAPITAL GOODS 766,374,007
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
52,102 (a) ARAMARK Uniform Services 796,640
26,319 Automatic Data Processing, Inc 5,743,332
8,308 Broadridge Financial Solutions, Inc 1,417,677
9,750 (a) CACI International, Inc (Class A) 3,166,410
4,527 Cintas Corp 2,295,732
208,273 (a),(b) Clarivate plc 1,328,782
22,392 (a) Clean Harbors, Inc 3,440,979
18,332 Concentrix Corp 1,397,082
102,792 (a) CoStar Group, Inc 7,545,961
25,469 (a) Driven Brands Holdings, Inc 289,837
109,291 Dun & Bradstreet Holdings, Inc 957,389
16,224 Equifax, Inc 2,751,104
12,832 (a) FTI Consulting, Inc 2,723,720
58,175 Genpact Ltd 1,951,189
55,882 Jacobs Solutions, Inc 7,449,071
37,167 KBR, Inc 2,161,261
58,862 Leidos Holdings, Inc 5,834,401
21,463 Manpower, Inc 1,501,766
13,229 MSA Safety, Inc 2,088,595
18,446 RB Global, Inc 1,206,368
92,331 Republic Services, Inc 13,710,230
45,443 Robert Half International, Inc 3,397,773
23,395 Science Applications International Corp 2,555,670
98,503 SS&C Technologies Holdings, Inc 4,949,776
39,894 (a) Stericycle, Inc 1,645,229
18,753 Tetra Tech, Inc 2,830,015
86,641 TransUnion 3,801,807
96,605 (a) Veralto Corp 6,665,745
19,015 Waste Management, Inc 3,124,735
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 98,728,276

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .8%
28,080 Advance Auto Parts, Inc $ 1,461,002
14,351 (a) Autonation, Inc 1,866,778
1,310 (a) Autozone, Inc 3,245,040
101,783 Bath & Body Works, Inc 3,017,866
72,669 Best Buy Co, Inc 4,855,743
64,437 (a) Carmax, Inc 3,936,456
24,381 Dick's Sporting Goods, Inc 2,607,548
222,165 eBay, Inc 8,715,533
23,279 (a) Etsy, Inc 1,450,282
118,031 (a),(b) GameStop Corp (Class A) 1,625,287
96,775 Gap, Inc 1,238,720
60,630 Genuine Parts Co 7,812,782
49,475 Kohl's Corp 1,115,661
12,083 Lithia Motors, Inc (Class A) 2,926,623
115,906 LKQ Corp 5,090,592
140,002 Macy's, Inc 1,705,224
452 Murphy USA, Inc 163,936
67,253 (b) Nordstrom, Inc 940,197
18,081 (a) Ollie's Bargain Outlet Holdings, Inc 1,396,577
4,013 (a) O'Reilly Automotive, Inc 3,733,856
8,676 Penske Auto Group, Inc 1,241,362
34,977 (a) Petco Health & Wellness Co, Inc 121,020
5,876 (a) RH 1,280,733
9,728 Ross Stores, Inc 1,128,156
25,757 (a) Victoria's Secret & Co 460,535
25,999 (a) Wayfair, Inc 1,107,817
24,527 Williams-Sonoma, Inc 3,684,937
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 67,930,263
CONSUMER DURABLES & APPAREL - 1 .4%
27,395 Brunswick Corp 1,903,131
54,278 (a) Capri Holdings Ltd 2,777,948
15,043 Carter's, Inc 1,010,288
15,726 Columbia Sportswear Co 1,160,579
137,140 DR Horton, Inc 14,317,416
68,803 (a) Garmin Ltd 7,054,372
58,564 Hasbro, Inc 2,644,165
57,443 Leggett & Platt, Inc 1,345,889
109,644 Lennar Corp (Class A) 11,696,822
8,305 Lennar Corp (Class B) 818,956
152,090 (a) Mattel, Inc 2,901,877
23,423 (a) Mohawk Industries, Inc 1,882,741
163,608 Newell Rubbermaid, Inc 1,099,446
244,732 Nike, Inc (Class B) 25,151,108
1,164 (a) NVR, Inc 6,300,290
21,242 Polaris Industries, Inc 1,835,734
98,439 Pulte Homes, Inc 7,244,126
27,194 PVH Corp 2,021,874
17,559 Ralph Lauren Corp 1,975,914
55,150 (a) Skechers U.S.A., Inc (Class A) 2,659,333
95,449 Tapestry, Inc 2,630,574
57,455 Tempur Sealy International, Inc 2,294,178
50,244 Toll Brothers, Inc 3,552,753
12,798 (a) TopBuild Corp 2,927,670
82,356 (a) Under Armour, Inc (Class A) 564,139
82,468 (a) Under Armour, Inc (Class C) 530,269
151,980 VF Corp 2,238,665
22,483 Whirlpool Corp 2,350,822
TOTAL CONSUMER DURABLES & APPAREL 114,891,079
CONSUMER SERVICES - 1 .4%
81,191 ADT, Inc 459,541
104,205 Aramark 2,806,241

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
32,315 Boyd Gaming Corp $ 1,785,404
21,736 (a) Bright Horizons Family Solutions, Inc 1,609,768
56,520 (a) Caesars Entertainment, Inc 2,254,583
442,830 (a) Carnival Corp 5,074,832
27,810 Darden Restaurants, Inc 4,047,189
28,300 (a) DoorDash, Inc 2,121,085
16,635 (a) Expedia Group, Inc 1,585,149
9,412 (a) Grand Canyon Education, Inc 1,113,722
23,092 H&R Block, Inc 947,927
60,242 Hilton Worldwide Holdings, Inc 9,128,470
21,043 Hyatt Hotels Corp 2,155,645
9,727 Las Vegas Sands Corp 461,643
16,226 Marriott Vacations Worldwide Corp 1,458,068
188,519 McDonald's Corp 49,424,026
129,616 MGM Resorts International 4,526,191
32,333 (a),(b) Mister Car Wash, Inc 168,132
138,632 (a),(b) Norwegian Cruise Line Holdings Ltd 1,885,395
71,963 (a) Penn National Gaming, Inc 1,419,830
19,262 (a) Planet Fitness, Inc 1,064,611
70,716 (a) Royal Caribbean Cruises Ltd 5,991,767
40,891 Service Corp International 2,225,288
17,542 Travel & Leisure Co 596,954
15,573 Vail Resorts, Inc 3,305,369
33,741 Wyndham Hotels & Resorts, Inc 2,442,848
42,146 Wynn Resorts Ltd 3,699,576
14,789 Yum! Brands, Inc 1,787,399
TOTAL CONSUMER SERVICES 115,546,653
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
173,642 Albertsons Cos, Inc 3,768,032
37,589 (a) BJ's Wholesale Club Holdings, Inc 2,560,563
13,775 Casey's General Stores, Inc 3,745,560
91,890 (a) Dollar Tree, Inc 10,208,060
44,769 (a) Grocery Outlet Holding Corp 1,238,758
286,383 Kroger Co 12,993,197
35,090 (a) Performance Food Group Co 2,026,798
98,560 (a) US Foods Holding Corp 3,837,926
309,665 Walgreens Boots Alliance, Inc 6,527,738
629,960 Walmart, Inc 102,941,764
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 149,848,396
ENERGY - 8 .9%
114,925 Antero Midstream Corp 1,418,175
122,179 (a) Antero Resources Corp 3,596,950
15,285 APA Corp 607,120
450,820 Baker Hughes Co 15,517,224
334,570 Cabot Oil & Gas Corp 9,200,675
55,209 Chesapeake Energy Corp 4,752,391
780,552 Chevron Corp 113,749,843
535,668 ConocoPhillips 63,637,358
282,151 Devon Energy Corp 13,139,772
79,980 Diamondback Energy, Inc 12,822,394
41,538 DT Midstream, Inc 2,241,806
258,452 EOG Resources, Inc 32,629,565
161,666 EQT Corp 6,851,405
1,766,344 Exxon Mobil Corp 186,967,512
317,143 Halliburton Co 12,476,406
53,105 Hess Corp 7,668,362
64,591 HF Sinclair Corp 3,577,050
859,407 Kinder Morgan, Inc 13,922,393
276,969 Marathon Oil Corp 7,564,023
186,940 Marathon Petroleum Corp 28,274,675
176,888 NOV, Inc 3,530,684

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
308,903 Occidental Petroleum Corp $ 19,093,294
186,598 ONEOK, Inc 12,166,190
58,389 Ovintiv, Inc 2,802,672
201,767 Phillips 66 23,015,562
102,701 Pioneer Natural Resources Co 24,545,539
101,144 Range Resources Corp 3,625,001
627,063 Schlumberger Ltd 34,902,327
492,172 (a) Southwestern Energy Co 3,509,186
189,669 TechnipFMC plc 4,081,677
155,207 Valero Energy Corp 19,711,289
532,653 Williams Cos, Inc 18,323,263
TOTAL ENERGY 709,921,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4 .3%
38,450 Agree Realty Corp 2,150,893
75,614 Alexandria Real Estate Equities, Inc 7,041,932
143,894 American Homes 4 Rent 4,711,090
118,545 Americold Realty Trust, Inc 3,108,250
67,085 Apartment Income REIT Corp 1,959,553
61,287 AvalonBay Communities, Inc 10,157,707
70,133 Boston Properties, Inc 3,757,025
140,850 Brixmor Property Group, Inc 2,928,272
44,838 Camden Property Trust 3,805,849
68,757 Cousins Properties, Inc 1,228,688
168,994 Crown Castle, Inc 15,713,062
97,169 CubeSmart 3,312,491
131,598 Digital Realty Trust, Inc 16,365,527
18,989 EastGroup Properties, Inc 3,099,954
33,258 EPR Properties 1,420,117
20,362 Equinix, Inc 14,856,930
51,670 Equity Lifestyle Properties, Inc 3,399,886
163,535 Equity Residential 9,048,392
27,378 Essex Property Trust, Inc 5,856,702
91,249 Extra Space Storage, Inc 9,452,484
34,761 Federal Realty Investment Trust 3,169,856
57,027 First Industrial Realty Trust, Inc 2,412,242
110,618 Gaming and Leisure Properties, Inc 5,020,951
165,364 Healthcare Realty Trust, Inc 2,372,973
230,973 Healthpeak Properties, Inc 3,591,630
47,026 Highwoods Properties, Inc 841,295
305,540 Host Marriott Corp 4,729,759
15,152 (a) Howard Hughes Holdings, Inc 1,005,032
270,354 Invitation Homes, Inc 8,026,810
67,244 Iron Mountain, Inc 3,972,103
49,990 Kilroy Realty Corp 1,428,714
254,090 Kimco Realty Corp 4,558,375
11,516 Lamar Advertising Co 947,421
295,628 Medical Properties Trust, Inc 1,413,102
50,763 Mid-America Apartment Communities, Inc 5,997,648
83,643 National Retail Properties, Inc 3,038,750
36,895 National Storage Affiliates Trust 1,052,245
101,196 Omega Healthcare Investors, Inc 3,349,588
107,954 Park Hotels & Resorts, Inc 1,244,710
406,388 Prologis, Inc 40,943,591
29,305 Public Storage, Inc 6,995,397
63,861 Rayonier, Inc 1,611,852
296,930 Realty Income Corp 14,068,543
78,670 Regency Centers Corp 4,740,654
86,509 Rexford Industrial Realty, Inc 3,740,649
42,914 SBA Communications Corp 8,953,148
111,784 Simon Property Group, Inc 12,283,944
62,103 Spirit Realty Capital, Inc 2,235,087
77,581 STAG Industrial, Inc 2,577,241

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
41,534 Sun Communities, Inc $ 4,620,242
133,857 UDR, Inc 4,257,991
176,195 Ventas, Inc 7,481,240
448,417 VICI Properties, Inc 12,510,834
78,622 Vornado Realty Trust 1,509,542
218,002 Welltower, Inc 18,227,147
322,551 Weyerhaeuser Co 9,253,988
91,619 WP Carey, Inc 4,915,359
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 342,474,457
FINANCIAL SERVICES - 11 .1%
15,404 Affiliated Managers Group, Inc 1,890,995
106,136 (a),(b) Affirm Holdings, Inc 1,869,055
256,386 AGNC Investment Corp 1,892,129
125,878 Ally Financial, Inc 3,044,989
174,917 American Express Co 25,543,130
214,672 Annaly Capital Management, Inc 3,351,030
347,455 Bank of New York Mellon Corp 14,766,838
807,468 (a) Berkshire Hathaway, Inc 275,613,053
65,563 BlackRock, Inc 40,142,914
151,912 (a) Block, Inc 6,114,458
164,296 (b) Blue Owl Capital, Inc 2,025,770
168,260 Capital One Financial Corp 17,043,055
89,998 Carlyle Group, Inc 2,478,545
45,456 Cboe Global Markets, Inc 7,449,784
650,260 Charles Schwab Corp 33,839,530
159,020 CME Group, Inc 33,944,409
73,087 (a) Coinbase Global, Inc 5,636,469
77,663 Corebridge Financial, Inc 1,553,260
2,956 (a),(b) Credit Acceptance Corp 1,189,583
111,254 Discover Financial Services 9,131,728
10,237 (a) Euronet Worldwide, Inc 786,611
15,724 Evercore Partners, Inc (Class A) 2,046,950
259,690 Fidelity National Information Services, Inc 12,753,376
194,379 (a) Fiserv, Inc 22,110,611
2,174 (a) FleetCor Technologies, Inc 489,520
124,608 Franklin Resources, Inc 2,839,816
115,461 Global Payments, Inc 12,264,267
142,034 Goldman Sachs Group, Inc 43,122,943
19,889 Houlihan Lokey, Inc 1,999,242
43,117 Interactive Brokers Group, Inc (Class A) 3,452,378
249,575 Intercontinental Exchange, Inc 26,814,338
162,301 Invesco Ltd 2,105,044
486,762 iShares Russell 1000 Value Index Fund 71,271,692
21,466 Jack Henry & Associates, Inc 3,026,491
59,887 Janus Henderson Group plc 1,381,593
88,939 Jefferies Financial Group, Inc 2,862,057
214,084 KKR & Co, Inc 11,860,254
47,282 Lazard Ltd (Class A) 1,313,021
123,081 MGIC Investment Corp 2,072,684
6,616 Moody's Corp 2,037,728
529,004 Morgan Stanley 37,464,063
17,279 MSCI, Inc (Class A) 8,147,913
149,690 Nasdaq Stock Market, Inc 7,424,624
88,552 Northern Trust Corp 5,836,462
51,106 OneMain Holdings, Inc 1,836,239
45,648 (a) PayPal Holdings, Inc 2,364,566
83,373 Raymond James Financial, Inc 7,957,119
217,058 Rithm Capital Corp 2,025,151
289,091 (a) Robinhood Markets, Inc 2,642,292
44,660 (a),(b) Rocket Cos, Inc 330,037
129,613 S&P Global, Inc 45,275,117
44,993 SEI Investments Co 2,414,324

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
60,024 SLM Corp $ 780,312
396,348 (a),(b) SoFi Technologies, Inc 2,992,427
127,534 Starwood Property Trust, Inc 2,263,729
140,201 State Street Corp 9,061,191
43,550 Stifel Financial Corp 2,482,350
189,254 Synchrony Financial 5,308,575
96,878 T Rowe Price Group, Inc 8,767,459
25,692 TFS Financial Corp 304,707
19,684 (b) TPG, Inc 544,066
32,382 Tradeweb Markets, Inc 2,914,704
39,670 (b) UWM Holdings Corp 192,400
40,188 Virtu Financial, Inc 743,076
42,571 Voya Financial, Inc 2,842,466
137,904 Western Union Co 1,556,936
10,013 (a) WEX, Inc 1,666,964
131,613 XP, Inc 2,632,260
TOTAL FINANCIAL SERVICES 883,902,869
FOOD, BEVERAGE & TOBACCO - 4 .4%
784,409 Altria Group, Inc 31,509,710
237,181 Archer-Daniels-Midland Co 16,975,044
309 (a) Boston Beer Co, Inc (Class A) 103,191
8,187 Brown-Forman Corp (Class A) 470,098
16,370 Brown-Forman Corp (Class B) 919,339
64,537 Bunge Ltd 6,839,631
87,779 Campbell Soup Co 3,547,149
868,708 Coca-Cola Co 49,073,315
205,059 ConAgra Brands, Inc 5,610,414
63,890 Constellation Brands, Inc (Class A) 14,959,843
68,475 (a) Darling International, Inc 3,032,758
80,810 Flowers Foods, Inc 1,772,163
14,305 (a) Freshpet, Inc 821,107
260,469 General Mills, Inc 16,992,998
17,311 Hershey Co 3,243,216
131,397 Hormel Foods Corp 4,276,972
30,058 Ingredion, Inc 2,812,828
44,559 J.M. Smucker Co 5,072,597
115,278 Kellogg Co 5,818,081
418,557 Keurig Dr Pepper, Inc 12,694,834
352,981 Kraft Heinz Co 11,104,782
5,554 Lamb Weston Holdings, Inc 498,749
110,589 McCormick & Co, Inc 7,066,637
75,538 Molson Coors Brewing Co (Class B) 4,363,830
597,469 Mondelez International, Inc 39,558,422
188,350 PepsiCo, Inc 30,753,788
683,054 Philip Morris International, Inc 60,901,095
17,742 (a) Pilgrim's Pride Corp 452,421
24,114 (a) Post Holdings, Inc 1,935,872
120 Seaboard Corp 420,834
119,055 Tyson Foods, Inc (Class A) 5,518,199
28,819 (a) WK Kellogg Co 288,766
TOTAL FOOD, BEVERAGE & TOBACCO 349,408,683
HEALTH CARE EQUIPMENT & SERVICES - 6 .7%
716,615 Abbott Laboratories 67,755,948
40,899 (a) Acadia Healthcare Co, Inc 3,006,485
15,987 (a),(b) agilon health, Inc 287,766
13,900 (a) Amedisys, Inc 1,271,711
218,521 Baxter International, Inc 7,086,636
124,656 Becton Dickinson & Co 31,510,544
636,179 (a) Boston Scientific Corp 32,566,003
57,226 Cardinal Health, Inc 5,207,566
238,442 (a) Centene Corp 16,447,729

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
32,917 (a) Certara, Inc $ 401,258
1,703 Chemed Corp 958,193
118,881 Cigna Group 36,758,005
21,496 Cooper Cos, Inc 6,701,378
561,729 CVS Health Corp 38,764,918
93,497 Dentsply Sirona, Inc 2,843,244
29,602 (a) Doximity, Inc 604,769
90,286 Elevance Health, Inc 40,636,826
39,515 Encompass Health Corp 2,472,058
23,043 (a) Enovis Corp 1,057,674
69,429 (a) Envista Holdings Corp 1,615,613
158,290 GE HealthCare Technologies, Inc 10,537,365
33,256 (a) Globus Medical, Inc 1,520,132
71,718 HCA, Inc 16,218,309
56,318 (a) Henry Schein, Inc 3,659,544
108,253 (a) Hologic, Inc 7,163,101
31,573 Humana, Inc 16,534,464
8,735 (a) ICU Medical, Inc 856,554
30,512 (a) Integra LifeSciences Holdings Corp 1,097,212
38,242 Laboratory Corp of America Holdings 7,638,075
36,999 McKesson Corp 16,847,865
585,392 Medtronic plc 41,305,260
11,385 (a) Molina Healthcare, Inc 3,790,636
51,297 Premier, Inc 985,928
66,048 (a) Project Roadrunner Parent, Inc 778,706
50,014 Quest Diagnostics, Inc 6,506,821
23,974 (a) QuidelOrtho Corp 1,464,332
43,984 STERIS plc 9,235,760
116,587 Stryker Corp 31,504,139
24,078 (a) Tandem Diabetes Care, Inc 416,549
75,506 (a) Teladoc Health, Inc 1,248,869
20,299 Teleflex, Inc 3,750,240
43,613 (a) Tenet Healthcare Corp 2,342,018
65,473 UnitedHealth Group, Inc 35,064,720
26,183 Universal Health Services, Inc (Class B) 3,296,178
92,146 Zimmer Biomet Holdings, Inc 9,620,964
TOTAL HEALTH CARE EQUIPMENT & SERVICES 531,338,065
HOUSEHOLD & PERSONAL PRODUCTS - 2 .2%
10,982 Church & Dwight Co, Inc 998,703
364,459 Colgate-Palmolive Co 27,378,160
153,022 (a) Coty, Inc 1,433,816
68,098 Estee Lauder Cos (Class A) 8,775,789
505,481 Kenvue, Inc 9,401,947
10,126 Kimberly-Clark Corp 1,211,475
56,282 (a) Olaplex Holdings, Inc 79,920
843,098 Procter & Gamble Co 126,489,993
29,843 Reynolds Consumer Products, Inc 758,907
17,483 Spectrum Brands Holdings, Inc 1,316,820
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 177,845,530
INSURANCE - 4 .2%
266,456 Aflac, Inc 20,812,878
113,392 Allstate Corp 14,528,917
31,435 American Financial Group, Inc 3,437,732
321,565 American International Group, Inc 19,715,150
88,926 Aon plc 27,513,704
132,807 (a) Arch Capital Group Ltd 11,511,711
22,825 Assurant, Inc 3,398,643
25,181 Assured Guaranty Ltd 1,571,294
34,337 Axis Capital Holdings Ltd 1,960,643
30,963 (a) Brighthouse Financial, Inc 1,402,624
62,509 Brown & Brown, Inc 4,339,375

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
182,137 Chubb Ltd $ 39,090,243
68,091 Cincinnati Financial Corp 6,786,630
15,964 CNA Financial Corp 644,946
15,823 Everest Re Group Ltd 6,259,895
118,035 Fidelity National Financial, Inc 4,613,988
44,362 First American Financial Corp 2,281,981
88,458 Gallagher (Arthur J.) & Co 20,830,974
38,224 Globe Life, Inc 4,447,745
15,391 Hanover Insurance Group, Inc 1,803,979
135,212 Hartford Financial Services Group, Inc 9,931,321
26,911 Kemper Corp 1,073,211
69,303 Lincoln National Corp 1,508,726
81,805 Loews Corp 5,236,338
5,850 (a) Markel Corp 8,602,542
43,671 Marsh & McLennan Cos, Inc 8,282,205
284,610 Metlife, Inc 17,079,446
122,698 Old Republic International Corp 3,359,471
6,756 Primerica, Inc 1,291,477
106,979 Principal Financial Group 7,240,339
63,447 Progressive Corp 10,030,336
161,357 Prudential Financial, Inc 14,754,484
29,714 Reinsurance Group of America, Inc (Class A) 4,441,352
15,596 RenaissanceRe Holdings Ltd 3,424,726
13,535 RLI Corp 1,803,403
100,839 Travelers Cos, Inc 16,884,482
86,484 Unum Group 4,229,068
92,563 W.R. Berkley Corp 6,240,597
1,137 White Mountains Insurance Group Ltd 1,626,763
41,399 Willis Towers Watson plc 9,765,610
TOTAL INSURANCE 333,758,949
MATERIALS - 4 .9%
97,585 Air Products & Chemicals, Inc 27,561,907
51,515 Albemarle Corp 6,531,072
78,103 Alcoa Corp 2,002,561
666,212 Amcor plc 5,922,625
28,263 Aptargroup, Inc 3,455,717
10,402 (a),(c) Ardagh Group S.A. 51,022
20,707 (b) Ardagh Metal Packaging S.A. 69,782
21,650 Ashland, Inc 1,659,039
23,415 Avery Dennison Corp 4,075,849
85,369 (a) Axalta Coating Systems Ltd 2,239,229
133,158 Ball Corp 6,411,558
52,470 Berry Global Group, Inc 2,885,850
44,727 Celanese Corp (Series A) 5,121,689
84,497 CF Industries Holdings, Inc 6,741,171
64,223 Chemours Co 1,548,416
236,748 (a) Cleveland-Cliffs, Inc 3,972,631
311,860 Corteva, Inc 15,012,940
45,840 Crown Holdings, Inc 3,694,704
311,496 Dow, Inc 15,057,717
201,975 DuPont de Nemours, Inc 14,719,938
6,348 Eagle Materials, Inc 977,021
52,107 Eastman Chemical Co 3,893,956
25,232 Ecolab, Inc 4,232,416
96,428 Element Solutions, Inc 1,757,882
45,923 FMC Corp 2,443,104
629,148 Freeport-McMoRan, Inc (Class B) 21,252,619
602,942 (a),(b) Ginkgo Bioworks Holdings, Inc 826,030
61,178 Graphic Packaging Holding Co 1,315,939
78,504 Huntsman Corp 1,831,498
112,771 International Flavors & Fragrances, Inc 7,707,898
152,293 International Paper Co 5,136,843

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
196,314 Linde plc $ 75,023,358
28,978 Louisiana-Pacific Corp 1,485,992
114,379 LyondellBasell Industries NV 10,321,561
27,255 Martin Marietta Materials, Inc 11,145,660
143,017 Mosaic Co 4,645,192
44,935 (a),(b) MP Materials Corp 736,934
2,846 NewMarket Corp 1,372,199
508,445 Newmont Goldcorp Corp 19,051,434
111,613 Nucor Corp 16,495,285
58,031 Olin Corp 2,479,084
39,975 Packaging Corp of America 6,118,174
77,369 PPG Industries, Inc 9,498,592
25,555 Reliance Steel & Aluminum Co 6,500,681
28,915 Royal Gold, Inc 3,016,702
44,459 RPM International, Inc 4,057,773
27,768 Sealed Air Corp 854,977
17,178 Sherwin-Williams Co 4,091,971
38,527 Silgan Holdings, Inc 1,543,392
42,180 Sonoco Products Co 2,185,346
92,143 SSR Mining, Inc 1,278,945
69,431 Steel Dynamics, Inc 7,395,096
105,474 United States Steel Corp 3,574,514
54,722 Valvoline, Inc 1,623,602
44,669 Vulcan Materials Co 8,777,012
14,342 Westlake Chemical Corp 1,654,493
109,771 Westrock Co 3,944,072
TOTAL MATERIALS 388,982,664
MEDIA & ENTERTAINMENT - 2 .9%
2,263 Cable One, Inc 1,244,356
1,804,237 Comcast Corp (Class A) 74,496,946
136,637 (a),(b) DISH Network Corp (Class A) 669,521
122,099 Electronic Arts, Inc 15,114,635
116,796 Fox Corp (Class A) 3,549,431
62,899 Fox Corp (Class B) 1,755,511
32,638 (a) IAC, Inc 1,388,747
168,346 Interpublic Group of Cos, Inc 4,781,026
39,908 (a) Liberty Broadband Corp 3,324,736
4,845 (a) Liberty Broadband Corp (Class A) 403,685
11,446 (a) Liberty Media Corp-Liberty Formula One 658,717
83,812 (a) Liberty Media Corp-Liberty Formula One 5,421,798
8,510 (a) Liberty Media Corp-Liberty Live 265,852
20,174 (a) Liberty Media Corp-Liberty Live 642,945
32,084 (a) Liberty Media Corp-Liberty SiriusXM 785,737
66,350 (a) Liberty Media Corp-Liberty SiriusXM 1,628,893
52,346 (a) Live Nation, Inc 4,188,727
8,031 (a) Madison Square Garden Sports Corp 1,350,332
12,546 (a) Match Group, Inc 434,092
75,811 New York Times Co (Class A) 3,055,941
165,054 News Corp (Class A) 3,413,317
52,800 News Corp (Class B) 1,132,032
9,713 Nexstar Media Group, Inc 1,360,597
85,279 Omnicom Group, Inc 6,388,250
895 Paramount Global (Class A) 12,441
248,049 Paramount Global (Class B) 2,698,773
46,648 (a) Roku, Inc 2,778,821
273,557 (b) Sirius XM Holdings, Inc 1,170,824
72,647 (a) Take-Two Interactive Software, Inc 9,716,536
52,789 (a) TripAdvisor, Inc 779,166
805,228 (a) Walt Disney Co 65,698,553
971,730 (a) Warner Bros Discovery, Inc 9,658,996

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
65,101 (a) ZoomInfo Technologies, Inc $ 843,709
TOTAL MEDIA & ENTERTAINMENT 230,813,643
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .3%
23,875 Agilent Technologies, Inc 2,467,959
10,541 (a) Alnylam Pharmaceuticals, Inc 1,600,124
75,825 Amgen, Inc 19,388,452
291,597 (a) Avantor, Inc 5,082,536
62,990 (a) Biogen, Inc 14,962,644
74,229 (a) BioMarin Pharmaceutical, Inc 6,045,952
9,159 (a) Bio-Rad Laboratories, Inc (Class A) 2,521,289
3,833 Bio-Techne Corp 209,397
929,423 Bristol-Myers Squibb Co 47,893,167
32,193 (a) Brooks Automation, Inc 1,463,172
77,715 (a) Catalent, Inc 2,672,619
21,931 (a) Charles River Laboratories International, Inc 3,692,303
289,817 Danaher Corp 55,650,660
219,064 (a) Elanco Animal Health, Inc 1,929,954
50,386 (a) Exact Sciences Corp 3,103,274
36,303 (a) Exelixis, Inc 747,479
38,242 (a) Fortrea Holdings, Inc 1,086,073
550,013 Gilead Sciences, Inc 43,198,021
30,972 (a) ICON plc 7,555,929
49,383 (a) Illumina, Inc 5,403,488
20,871 (a) Incyte Corp 1,125,573
9,564 (a) Ionis Pharmaceuticals, Inc 423,398
5,819 (a) IQVIA Holdings, Inc 1,052,250
12,714 (a) Jazz Pharmaceuticals plc 1,614,932
1,062,707 Johnson & Johnson 157,641,956
1,629 (a) Karuna Therapeutics, Inc 271,408
19,978 (a) Maravai LifeSciences Holdings, Inc 137,049
914,944 Merck & Co, Inc 93,964,749
25,690 (a) Mirati Therapeutics, Inc 1,426,566
147,036 (a) Moderna, Inc 11,168,854
108,299 Organon & Co 1,601,742
55,803 PerkinElmer, Inc 4,623,278
57,937 Perrigo Co plc 1,601,379
2,487,770 Pfizer, Inc 76,026,251
100,669 (a) QIAGEN NV 3,768,041
42,740 (a) Regeneron Pharmaceuticals, Inc 33,332,499
13,387 (a) Repligen Corp 1,801,355
23,076 (a) Roivant Sciences Ltd 199,377
162,211 Royalty Pharma plc 4,358,609
12,671 (a) Sotera Health Co 160,415
65,200 Thermo Fisher Scientific, Inc 28,999,004
20,109 (a) United Therapeutics Corp 4,481,492
10,068 (a) Vertex Pharmaceuticals, Inc 3,645,723
534,424 Viatris, Inc 4,756,374
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 664,856,766
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
136,390 (a) CBRE Group, Inc 9,457,283
20,990 (a) Jones Lang LaSalle, Inc 2,685,041
23,759 (a) Zillow Group, Inc (Class A) 844,157
69,000 (a) Zillow Group, Inc (Class C) 2,501,250
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,487,731
RETAILING - 0 .2%
70,097 Lowe's Cos, Inc 13,358,385
TOTAL RETAILING 13,358,385
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .5%
304,133 (a) Advanced Micro Devices, Inc 29,957,100

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
223,216 Analog Devices, Inc $ 35,118,573
57,971 Applied Materials, Inc 7,672,462
23,850 (a) Cirrus Logic, Inc 1,596,281
61,179 Entegris, Inc 5,386,199
47,028 (a) First Solar, Inc 6,699,139
33,890 (a),(b) GLOBALFOUNDRIES, Inc 1,681,622
1,838,549 Intel Corp 67,107,039
3,076 Lam Research Corp 1,809,365
373,797 Marvell Technology, Inc 17,650,694
66,737 Microchip Technology, Inc 4,757,681
481,259 Micron Technology, Inc 32,181,789
31,444 MKS Instruments, Inc 2,064,613
188,563 (a) ON Semiconductor Corp 11,811,586
43,786 (a) Qorvo, Inc 3,827,772
64,096 QUALCOMM, Inc 6,985,823
70,530 Skyworks Solutions, Inc 6,117,772
11,249 Teradyne, Inc 936,704
237,360 Texas Instruments, Inc 33,707,494
11,062 Universal Display Corp 1,539,609
55,969 (a) Wolfspeed, Inc 1,893,991
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 280,503,308
SOFTWARE & SERVICES - 2 .9%
66,504 (a) Akamai Technologies, Inc 6,871,858
52,369 Amdocs Ltd 4,197,899
6,566 (a) Ansys, Inc 1,827,055
73,132 (a) AppLovin Corp 2,664,930
12,056 (a) Aspentech Corp 2,142,954
6,061 Bentley Systems, Inc 294,807
44,668 (a) BILL Holdings, Inc 4,077,742
109,770 (a) CCC Intelligent Solutions Holdings, Inc 1,182,223
58,254 (a) Ceridian HCM Holding, Inc 3,728,839
222,698 Cognizant Technology Solutions Corp (Class A) 14,357,340
25,390 Dolby Laboratories, Inc (Class A) 2,055,067
15,720 (a) Dropbox, Inc 413,436
100,345 (a) DXC Technology Co 2,023,959
202,050 Gen Digital, Inc 3,366,153
26,252 (a) GoDaddy, Inc 1,922,434
35,814 (a) Guidewire Software, Inc 3,227,916
12,678 (a) HashiCorp, Inc 249,630
15,255 (a) Informatica, Inc 292,591
399,957 International Business Machines Corp 57,849,781
106,413 (a) Kyndryl Holdings, Inc 1,556,822
27,456 (a) nCino OpCo, Inc 771,514
60,343 (a) NCR Corp 922,644
30,171 (a) NCR Corp ATM 665,572
75,136 (a) Nutanix, Inc 2,719,172
61,571 (a) Okta, Inc 4,150,501
394,788 Oracle Corp 40,821,079
12,937 (a),(b) Paycor HCM, Inc 279,180
24,226 (a) PTC, Inc 3,401,815
46,654 Roper Industries, Inc 22,793,745
102,790 (a) Salesforce, Inc 20,643,316
87,769 (a) SentinelOne, Inc 1,371,829
61,085 (a) Twilio, Inc 3,131,217
4,389 (a) Tyler Technologies, Inc 1,636,658
37,819 (a) UiPath, Inc 587,329
75,263 (a) Unity Software, Inc 1,909,422
38,179 (a) VeriSign, Inc 7,622,819
110,560 (a) Zoom Video Communications, Inc 6,631,389
TOTAL SOFTWARE & SERVICES 234,362,637

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
127,671 Amphenol Corp (Class A) $ 10,283,899
24,940 (a) Arrow Electronics, Inc 2,828,445
40,868 Avnet, Inc 1,893,414
3,389 CDW Corp 679,156
62,624 (a) Ciena Corp 2,642,733
1,809,497 Cisco Systems, Inc 94,329,079
74,637 Cognex Corp 2,686,186
51,494 (a) Coherent Corp 1,524,222
336,990 Corning, Inc 9,017,852
27,367 (a) F5 Networks, Inc 4,148,564
570,126 Hewlett Packard Enterprise Co 8,768,538
303,879 HP, Inc 8,001,134
12,912 (a) IPG Photonics Corp 1,109,141
20,789 Jabil Inc 2,552,889
139,286 Juniper Networks, Inc 3,749,579
57,069 (a) Keysight Technologies, Inc 6,965,271
10,984 Littelfuse, Inc 2,379,903
29,442 (a) Lumentum Holdings, Inc 1,154,421
6,635 Motorola Solutions, Inc 1,847,582
55,645 NetApp, Inc 4,049,843
26,492 (a) Pure Storage, Inc 895,695
17,957 SYNNEX Corp 1,646,298
20,140 (a) Teledyne Technologies, Inc 7,544,243
105,181 (a) Trimble Inc 4,957,181
1,001 Ubiquiti, Inc 121,571
51,477 (a) Viasat, Inc 949,236
44,511 Vontier Corp 1,315,745
140,623 (a) Western Digital Corp 5,646,013
18,139 (a) Zebra Technologies Corp (Class A) 3,798,851
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 197,486,684
TELECOMMUNICATION SERVICES - 1 .9%
3,155,570 AT&T, Inc 48,595,778
106,467 (a) Frontier Communications Parent, Inc 1,907,889
43,240 (a),(c) GCI Liberty, Inc 432
3,449 Iridium Communications, Inc 127,785
236,572 (a) T-Mobile US, Inc 34,033,248
1,851,050 Verizon Communications, Inc 65,027,387
TOTAL TELECOMMUNICATION SERVICES 149,692,519
TRANSPORTATION - 2 .4%
53,321 (a) Alaska Air Group, Inc 1,686,543
3,876 (a),(b) Amerco, Inc 190,389
187,832 (a) American Airlines Group, Inc 2,094,327
5,792 (a) Avis Budget Group, Inc 942,938
10,978 CH Robinson Worldwide, Inc 898,330
785,232 CSX Corp 23,439,175
263,257 Delta Air Lines, Inc 8,226,781
59,570 Expeditors International Washington, Inc 6,508,023
102,083 FedEx Corp 24,510,128
50,557 (a) GXO Logistics, Inc 2,553,634
58,092 (a) Hertz Global Holdings, Inc 489,716
28,566 JB Hunt Transport Services, Inc 4,909,638
26,015 (a) Kirby Corp 1,943,321
69,889 Knight-Swift Transportation Holdings, Inc 3,416,873
3,151 Landstar System, Inc 519,222
99,136 Norfolk Southern Corp 18,914,157
2,943 Old Dominion Freight Line 1,108,510
21,270 Ryder System, Inc 2,074,676
10,213 (a) Saia, Inc 3,661,258
21,540 Schneider National, Inc 545,608
263,752 Southwest Airlines Co 5,863,207
27,217 U-Haul Holding Co 1,284,915

Large-Cap Value Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
153,342 Union Pacific Corp $ 31,835,333
146,445 (a) United Airlines Holdings, Inc 5,127,039
231,227 United Parcel Service, Inc (Class B) 32,660,814
49,216 (a) XPO, Inc 3,731,065
TOTAL TRANSPORTATION 189,135,620
UTILITIES - 5 .1%
127,037 AES Corp 1,892,851
110,517 Alliant Energy Corp 5,392,124
116,931 Ameren Corp 8,852,846
225,111 American Electric Power Co, Inc 17,004,885
85,517 American Water Works Co, Inc 10,061,075
64,074 Atmos Energy Corp 6,898,207
30,989 Avangrid, Inc 925,641
55,506 Brookfield Renewable Corp 1,263,317
281,783 Centerpoint Energy, Inc 7,574,327
14,977 Clearway Energy, Inc (Class A) 305,082
35,390 Clearway Energy, Inc (Class C) 768,317
126,401 CMS Energy Corp 6,868,630
155,064 Consolidated Edison, Inc 13,613,069
145,906 Constellation Energy Corp 16,475,706
365,291 Dominion Energy, Inc 14,728,533
91,527 DTE Energy Co 8,821,372
338,509 Duke Energy Corp 30,090,065
166,662 Edison International 10,509,706
91,496 Entergy Corp 8,746,103
105,233 Essential Utilities, Inc 3,521,096
96,240 Evergy, Inc 4,729,234
150,591 Eversource Energy 8,100,290
441,047 Exelon Corp 17,174,370
242,558 FirstEnergy Corp 8,635,065
24,286 (b) Hawaiian Electric Industries, Inc 315,232
22,747 Idacorp, Inc 2,154,368
39,220 National Fuel Gas Co 1,998,259
890,964 NextEra Energy, Inc 51,943,201
185,895 NiSource, Inc 4,677,118
106,956 NRG Energy, Inc 4,532,795
91,965 OGE Energy Corp 3,145,203
880,077 (a) PG&E Corp 14,345,255
50,089 Pinnacle West Capital Corp 3,715,602
328,786 PPL Corp 8,078,272
218,208 Public Service Enterprise Group, Inc 13,452,523
278,761 Sempra Energy 19,521,633
481,993 Southern Co 32,438,129
90,502 UGI Corp 1,882,442
122,558 Vistra Corp 4,010,098
138,695 WEC Energy Group, Inc 11,288,386
240,426 Xcel Energy, Inc 14,250,049
TOTAL UTILITIES 404,700,476
TOTAL COMMON STOCKS 7,974,797,987
(Cost $6,503,828,958)
TOTAL LONG-TERM INVESTMENTS 7,974,797,987
(Cost $6,503,828,958)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 4,421,000 (d) Fixed Income Clearing Corp (FICC) 5 .300% 11/01/23 $ 4,421,000
TOTAL REPURCHASE AGREEMENT 4,421,000
TOTAL SHORT-TERM INVESTMENTS 4,421,000
(Cost $4,421,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
16,648,028 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 16,648,028
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 16,648,028
(Cost $16,648,028)
TOTAL INVESTMENTS - 100.2% 7,995,867,015
(Cost $6,524,897,986)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (12,413,713)
NET ASSETS - 100.0% $ 7,983,453,302
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,218,903.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $4,421,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $4,509,539.
(e)
Investments made with cash collateral received from securities on loan.

S&P 500 Index Fund October 31, 2023
Portfolios of Investments

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1 .9%
59,088 (a) Aptiv plc $ 5,152,474
51,799 BorgWarner, Inc 1,911,383
875,106 Ford Motor Co 8,532,283
310,680 General Motors Co 8,761,176
611,900 (a) Tesla, Inc 122,893,996
TOTAL AUTOMOBILES & COMPONENTS 147,251,312
BANKS - 2 .9%
1,539,822 Bank of America Corp 40,558,911
427,009 Citigroup, Inc 16,862,585
102,731 Citizens Financial Group, Inc 2,406,987
27,800 Comerica, Inc 1,095,320
153,006 Fifth Third Bancorp 3,627,772
309,423 Huntington Bancshares, Inc 2,985,932
644,108 JPMorgan Chase & Co 89,569,658
213,449 Keycorp 2,181,449
36,646 M&T Bank Corp 4,131,837
87,557 PNC Financial Services Group, Inc 10,022,650
198,854 Regions Financial Corp 2,889,349
293,505 Truist Financial Corp 8,323,802
344,667 US Bancorp 10,987,984
810,562 Wells Fargo & Co 32,236,051
32,843 Zions Bancorporation 1,013,207
TOTAL BANKS 228,893,494
CAPITAL GOODS - 5 .5%
124,134 3M Co 11,289,987
28,637 A.O. Smith Corp 1,997,717
19,899 Allegion plc 1,957,266
50,728 Ametek, Inc 7,140,981
15,870 (a) Axon Enterprise, Inc 3,245,256
124,927 (a) Boeing Co 23,338,862
184,111 Carrier Global Corp 8,774,730
113,736 Caterpillar, Inc 25,710,023
31,214 Cummins, Inc 6,751,588
59,840 Deere & Co 21,863,142
30,438 Dover Corp 3,955,418
88,433 Eaton Corp plc 18,386,105
124,845 Emerson Electric Co 11,107,460
128,803 Fastenal Co 7,514,367
79,580 Fortive Corp 5,194,982
13,670 (a) Generac Holdings, Inc 1,149,237
49,941 General Dynamics Corp 12,051,263
240,913 General Electric Co 26,170,379
147,533 Honeywell International, Inc 27,036,898
80,166 Howmet Aerospace, Inc 3,535,321
11,885 Hubbell, Inc 3,210,138
9,069 Huntington Ingalls Industries, Inc 1,993,548
17,146 IDEX Corp 3,281,916
60,600 Illinois Tool Works, Inc 13,581,672
90,129 Ingersoll Rand, Inc 5,469,028
150,771 Johnson Controls International plc 7,390,794
42,526 L3Harris Technologies, Inc 7,629,590
49,666 Lockheed Martin Corp 22,580,150
50,006 Masco Corp 2,604,813

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
11,898 Nordson Corp $ 2,529,396
31,399 Northrop Grumman Corp 14,802,431
91,987 Otis Worldwide Corp 7,102,316
115,979 PACCAR, Inc 9,571,747
27,954 Parker-Hannifin Corp 10,312,510
38,114 Pentair plc 2,215,186
32,580 Quanta Services, Inc 5,444,770
25,620 Rockwell Automation, Inc 6,733,192
324,201 RTX Corp 26,386,719
11,731 Snap-On, Inc 3,025,894
33,121 Stanley Black & Decker, Inc 2,816,941
46,843 Textron, Inc 3,560,068
49,979 Trane Technologies plc 9,511,503
12,246 (a) TransDigm Group, Inc 10,140,790
15,122 United Rentals, Inc 6,143,615
9,948 W.W. Grainger, Inc 7,260,349
41,091 Westinghouse Air Brake Technologies Corp 4,356,468
53,036 Xylem, Inc 4,960,987
TOTAL CAPITAL GOODS 432,787,513
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
91,711 Automatic Data Processing, Inc 20,013,175
25,418 Broadridge Financial Solutions, Inc 4,337,328
19,372 Cintas Corp 9,823,929
193,118 (a) Copart, Inc 8,404,495
89,164 (a) CoStar Group, Inc 6,545,529
26,695 Equifax, Inc 4,526,671
28,711 Jacobs Solutions, Inc 3,827,176
30,819 Leidos Holdings, Inc 3,054,779
69,997 Paychex, Inc 7,773,167
44,895 Republic Services, Inc 6,666,459
25,656 Robert Half International, Inc 1,918,299
62,217 Rollins, Inc 2,339,981
48,875 (a) Veralto Corp 3,372,375
31,926 Verisk Analytics, Inc 7,258,695
82,496 Waste Management, Inc 13,556,568
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 103,418,626
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .1%
4,028 (a) Autozone, Inc 9,977,880
48,105 Bath & Body Works, Inc 1,426,313
43,444 Best Buy Co, Inc 2,902,928
36,270 (a) Carmax, Inc 2,215,734
117,040 eBay, Inc 4,591,479
26,973 (a) Etsy, Inc 1,680,418
30,791 Genuine Parts Co 3,967,728
57,527 LKQ Corp 2,526,586
13,589 (a) O'Reilly Automotive, Inc 12,643,749
8,403 Pool Corp 2,653,415
75,177 Ross Stores, Inc 8,718,277
255,505 TJX Cos, Inc 22,502,326
24,060 Tractor Supply Co 4,632,994
10,935 (a) Ulta Beauty, Inc 4,169,625
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 84,609,452
CONSUMER DURABLES & APPAREL - 0 .9%
67,998 DR Horton, Inc 7,098,991
32,790 (a) Garmin Ltd 3,361,959
29,707 Hasbro, Inc 1,341,271
56,324 Lennar Corp (Class A) 6,008,644
25,623 (a) Lululemon Athletica, Inc 10,082,138
13,652 (a) Mohawk Industries, Inc 1,097,348
272,313 Nike, Inc (Class B) 27,985,607

S&P 500 Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
679 (a) NVR, Inc $ 3,675,169
49,512 Pulte Homes, Inc 3,643,588
8,795 Ralph Lauren Corp 989,701
51,312 Tapestry, Inc 1,414,159
71,620 VF Corp 1,054,963
12,855 Whirlpool Corp 1,344,119
TOTAL CONSUMER DURABLES & APPAREL 69,097,657
CONSUMER SERVICES - 2 .1%
94,539 (a) Airbnb, Inc 11,183,018
7,910 (a) Booking Holdings, Inc 22,065,420
46,216 (a) Caesars Entertainment, Inc 1,843,556
216,844 (a) Carnival Corp 2,485,032
6,182 (a) Chipotle Mexican Grill, Inc (Class A) 12,006,680
26,368 Darden Restaurants, Inc 3,837,335
8,125 Domino's Pizza, Inc 2,754,294
31,467 (a) Expedia Group, Inc 2,998,491
58,107 Hilton Worldwide Holdings, Inc 8,804,954
74,889 Las Vegas Sands Corp 3,554,232
57,186 Marriott International, Inc (Class A) 10,782,992
161,339 McDonald's Corp 42,298,246
60,074 MGM Resorts International 2,097,784
94,992 (a),(b) Norwegian Cruise Line Holdings Ltd 1,291,891
52,362 (a) Royal Caribbean Cruises Ltd 4,436,632
254,070 Starbucks Corp 23,435,417
19,644 Wynn Resorts Ltd 1,724,350
60,622 Yum! Brands, Inc 7,326,775
TOTAL CONSUMER SERVICES 164,927,099
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
98,156 Costco Wholesale Corp 54,225,301
47,277 Dollar General Corp 5,627,854
47,073 (a) Dollar Tree, Inc 5,229,339
146,972 Kroger Co 6,668,120
112,534 Sysco Corp 7,482,386
102,491 Target Corp 11,354,978
150,031 Walgreens Boots Alliance, Inc 3,162,653
316,384 Walmart, Inc 51,700,309
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 145,450,940
ENERGY - 4 .5%
68,484 APA Corp 2,720,184
224,463 Baker Hughes Co 7,726,016
168,148 Cabot Oil & Gas Corp 4,624,070
393,100 Chevron Corp 57,286,463
264,992 ConocoPhillips 31,481,050
139,059 Devon Energy Corp 6,475,978
39,520 Diamondback Energy, Inc 6,335,846
128,211 EOG Resources, Inc 16,186,639
82,413 EQT Corp 3,492,663
887,047 Exxon Mobil Corp 93,893,925
191,869 Halliburton Co 7,548,126
61,354 Hess Corp 8,859,518
420,254 Kinder Morgan, Inc 6,808,115
131,312 Marathon Oil Corp 3,586,131
88,812 Marathon Petroleum Corp 13,432,815
147,059 Occidental Petroleum Corp 9,089,717
129,080 ONEOK, Inc 8,416,016
98,735 Phillips 66 11,262,701
51,887 Pioneer Natural Resources Co 12,400,993
316,538 Schlumberger Ltd 17,618,505
50,130 Targa Resources Corp 4,191,369
79,841 Valero Energy Corp 10,139,807

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
270,622 Williams Cos, Inc $ 9,309,397
TOTAL ENERGY 352,886,044
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .2%
35,211 Alexandria Real Estate Equities, Inc 3,279,200
103,324 American Tower Corp 18,411,304
31,293 AvalonBay Communities, Inc 5,186,502
34,344 Boston Properties, Inc 1,839,808
24,190 Camden Property Trust 2,053,247
96,617 Crown Castle, Inc 8,983,449
64,137 Digital Realty Trust, Inc 7,976,077
20,612 Equinix, Inc 15,039,340
74,179 Equity Residential 4,104,324
14,754 Essex Property Trust, Inc 3,156,176
46,940 Extra Space Storage, Inc 4,862,515
16,879 Federal Realty Investment Trust 1,539,196
129,550 Healthpeak Properties, Inc 2,014,503
163,337 Host Marriott Corp 2,528,457
128,031 Invitation Homes, Inc 3,801,240
62,705 Iron Mountain, Inc 3,703,984
141,829 Kimco Realty Corp 2,544,412
25,462 Mid-America Apartment Communities, Inc 3,008,335
204,116 (c) Prologis, Inc 20,564,687
34,896 Public Storage, Inc 8,330,024
156,948 Realty Income Corp 7,436,196
36,965 Regency Centers Corp 2,227,511
24,101 SBA Communications Corp 5,028,192
71,080 Simon Property Group, Inc 7,810,981
72,506 UDR, Inc 2,306,416
87,565 Ventas, Inc 3,718,010
219,506 VICI Properties, Inc 6,124,217
114,906 Welltower, Inc 9,607,291
157,260 Weyerhaeuser Co 4,511,789
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 171,697,383
FINANCIAL SERVICES - 7 .5%
128,894 American Express Co 18,822,391
23,241 Ameriprise Financial, Inc 7,310,921
171,884 Bank of New York Mellon Corp 7,305,070
404,234 (a) Berkshire Hathaway, Inc 137,977,191
31,149 BlackRock, Inc 19,071,910
157,365 Blackstone, Inc 14,532,658
85,394 Capital One Financial Corp 8,649,558
22,860 Cboe Global Markets, Inc 3,746,526
329,105 Charles Schwab Corp 17,126,624
79,768 CME Group, Inc 17,027,277
54,373 Discover Financial Services 4,462,936
8,634 Factset Research Systems, Inc 3,728,938
130,383 Fidelity National Information Services, Inc 6,403,109
136,785 (a) Fiserv, Inc 15,559,294
15,947 (a) FleetCor Technologies, Inc 3,590,786
64,273 Franklin Resources, Inc 1,464,782
57,098 Global Payments, Inc 6,064,950
73,933 Goldman Sachs Group, Inc 22,446,798
124,230 Intercontinental Exchange, Inc 13,347,271
106,739 Invesco Ltd 1,384,405
15,929 Jack Henry & Associates, Inc 2,245,830
8,144 MarketAxess Holdings, Inc 1,740,780
184,406 Mastercard, Inc (Class A) 69,401,198
35,153 Moody's Corp 10,827,124
282,824 Morgan Stanley 20,029,596
17,647 MSCI, Inc (Class A) 8,321,443
75,652 Nasdaq Stock Market, Inc 3,752,339

S&P 500 Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
43,685 Northern Trust Corp $ 2,879,278
246,630 (a) PayPal Holdings, Inc 12,775,434
40,771 Raymond James Financial, Inc 3,891,184
72,714 S&P Global, Inc 25,399,727
70,480 State Street Corp 4,555,122
92,701 Synchrony Financial 2,600,263
50,394 T Rowe Price Group, Inc 4,560,657
356,155 Visa, Inc (Class A) 83,732,041
TOTAL FINANCIAL SERVICES 586,735,411
FOOD, BEVERAGE & TOBACCO - 3 .1%
396,693 Altria Group, Inc 15,935,158
120,071 Archer-Daniels-Midland Co 8,593,481
39,727 Brown-Forman Corp (Class B) 2,231,068
31,481 Bunge Ltd 3,336,356
39,681 Campbell Soup Co 1,603,509
861,700 Coca-Cola Co 48,677,433
99,851 ConAgra Brands, Inc 2,731,923
35,386 Constellation Brands, Inc (Class A) 8,285,632
132,163 General Mills, Inc 8,622,314
33,037 Hershey Co 6,189,482
62,770 Hormel Foods Corp 2,043,163
24,299 J.M. Smucker Co 2,766,198
57,722 Kellogg Co 2,913,229
223,369 Keurig Dr Pepper, Inc 6,774,782
177,599 Kraft Heinz Co 5,587,265
32,426 Lamb Weston Holdings, Inc 2,911,855
55,713 McCormick & Co, Inc 3,560,061
42,674 Molson Coors Brewing Co (Class B) 2,465,277
301,750 Mondelez International, Inc 19,978,868
164,789 (a) Monster Beverage Corp 8,420,718
305,142 PepsiCo, Inc 49,823,586
344,400 Philip Morris International, Inc 30,706,704
62,765 Tyson Foods, Inc (Class A) 2,909,158
TOTAL FOOD, BEVERAGE & TOBACCO 247,067,220
HEALTH CARE EQUIPMENT & SERVICES - 5 .6%
386,206 Abbott Laboratories 36,515,777
15,487 (a) Align Technology, Inc 2,858,745
35,353 AmerisourceBergen Corp 6,545,608
114,353 Baxter International, Inc 3,708,468
63,141 Becton Dickinson & Co 15,960,782
319,005 (a) Boston Scientific Corp 16,329,866
57,503 Cardinal Health, Inc 5,232,773
118,697 (a) Centene Corp 8,187,719
65,172 Cigna Group 20,151,182
10,612 Cooper Cos, Inc 3,308,291
284,104 CVS Health Corp 19,606,017
11,100 (a) DaVita, Inc 857,253
44,319 Dentsply Sirona, Inc 1,347,741
86,526 (a) DexCom, Inc 7,686,105
135,072 (a) Edwards Lifesciences Corp 8,606,788
52,730 Elevance Health, Inc 23,733,246
86,290 GE HealthCare Technologies, Inc 5,744,325
44,572 HCA, Inc 10,079,512
30,612 (a) Henry Schein, Inc 1,989,168
56,207 (a) Hologic, Inc 3,719,217
27,341 Humana, Inc 14,318,208
18,549 (a) IDEXX Laboratories, Inc 7,409,769
15,427 (a) Insulet Corp 2,045,157
77,378 (a) Intuitive Surgical, Inc 20,290,059
19,712 Laboratory Corp of America Holdings 3,937,078
30,049 McKesson Corp 13,683,113

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
294,958 Medtronic plc $ 20,812,237
13,314 (a) Molina Healthcare, Inc 4,432,896
24,563 Quest Diagnostics, Inc 3,195,646
33,104 Resmed, Inc 4,674,947
21,734 STERIS plc 4,563,705
74,684 Stryker Corp 20,181,111
10,927 Teleflex, Inc 2,018,763
205,221 UnitedHealth Group, Inc 109,908,159
14,306 Universal Health Services, Inc (Class B) 1,800,982
45,221 Zimmer Biomet Holdings, Inc 4,721,525
TOTAL HEALTH CARE EQUIPMENT & SERVICES 440,161,938
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
54,380 Church & Dwight Co, Inc 4,945,317
27,624 Clorox Co 3,251,345
182,414 Colgate-Palmolive Co 13,702,940
50,581 Estee Lauder Cos (Class A) 6,518,373
383,094 Kenvue, Inc 7,125,548
75,090 Kimberly-Clark Corp 8,983,768
522,335 Procter & Gamble Co 78,365,920
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 122,893,211
INSURANCE - 2 .3%
122,812 Aflac, Inc 9,592,845
58,429 Allstate Corp 7,486,508
157,147 American International Group, Inc 9,634,683
45,611 Aon plc 14,112,044
83,043 (a) Arch Capital Group Ltd 7,198,167
12,019 Assurant, Inc 1,789,629
51,220 Brown & Brown, Inc 3,555,692
90,736 Chubb Ltd 19,473,760
35,539 Cincinnati Financial Corp 3,542,172
9,817 Everest Re Group Ltd 3,883,802
47,673 Gallagher (Arthur J.) & Co 11,226,515
19,832 Globe Life, Inc 2,307,652
66,665 Hartford Financial Services Group, Inc 4,896,544
39,570 Loews Corp 2,532,876
109,880 Marsh & McLennan Cos, Inc 20,838,742
140,382 Metlife, Inc 8,424,324
47,299 Principal Financial Group 3,201,196
130,145 Progressive Corp 20,574,623
80,032 Prudential Financial, Inc 7,318,126
51,223 Travelers Cos, Inc 8,576,779
43,217 W.R. Berkley Corp 2,913,690
23,406 Willis Towers Watson plc 5,521,241
TOTAL INSURANCE 178,601,610
MATERIALS - 2 .4%
49,274 Air Products & Chemicals, Inc 13,916,949
25,602 Albemarle Corp 3,245,822
333,775 Amcor plc 2,967,260
17,000 Avery Dennison Corp 2,959,190
69,913 Ball Corp 3,366,311
21,646 Celanese Corp (Series A) 2,478,683
44,257 CF Industries Holdings, Inc 3,530,823
155,324 Corteva, Inc 7,477,297
156,733 Dow, Inc 7,576,473
99,801 DuPont de Nemours, Inc 7,273,497
25,889 Eastman Chemical Co 1,934,685
54,973 Ecolab, Inc 9,221,171
27,497 FMC Corp 1,462,840
319,792 Freeport-McMoRan, Inc (Class B) 10,802,574
56,913 International Flavors & Fragrances, Inc 3,890,003

S&P 500 Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
76,720 International Paper Co $ 2,587,766
108,466 Linde plc 41,451,366
56,266 LyondellBasell Industries NV 5,077,444
13,522 Martin Marietta Materials, Inc 5,529,687
76,922 Mosaic Co 2,498,427
174,918 Newmont Goldcorp Corp 6,554,177
55,500 Nucor Corp 8,202,345
20,979 Packaging Corp of America 3,210,836
52,921 PPG Industries, Inc 6,497,111
30,344 Sealed Air Corp 934,292
52,460 Sherwin-Williams Co 12,496,497
33,420 Steel Dynamics, Inc 3,559,564
30,098 Vulcan Materials Co 5,913,956
61,644 Westrock Co 2,214,869
TOTAL MATERIALS 188,831,915
MEDIA & ENTERTAINMENT - 7 .7%
1,118,416 (a) Alphabet, Inc 140,137,525
1,314,214 (a) Alphabet, Inc (Class A) 163,067,673
23,011 (a) Charter Communications, Inc 9,268,831
911,544 Comcast Corp (Class A) 37,637,652
54,652 Electronic Arts, Inc 6,765,371
62,265 Fox Corp (Class A) 1,892,233
31,481 Fox Corp (Class B) 878,635
81,564 Interpublic Group of Cos, Inc 2,316,418
31,405 (a) Live Nation, Inc 2,513,028
59,840 (a) Match Group, Inc 2,070,464
492,509 (a) Meta Platforms, Inc 148,378,187
98,062 (a) NetFlix, Inc 40,371,145
77,943 News Corp (Class A) 1,611,861
23,838 News Corp (Class B) 511,087
43,533 Omnicom Group, Inc 3,261,057
111,755 Paramount Global (Class B) 1,215,894
34,816 (a) Take-Two Interactive Software, Inc 4,656,640
405,421 (a) Walt Disney Co 33,078,299
486,295 (a) Warner Bros Discovery, Inc 4,833,772
TOTAL MEDIA & ENTERTAINMENT 604,465,772
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .4%
390,732 AbbVie, Inc 55,163,544
64,545 Agilent Technologies, Inc 6,672,017
118,028 Amgen, Inc 30,179,760
31,860 (a) Biogen, Inc 7,568,024
4,633 (a) Bio-Rad Laboratories, Inc (Class A) 1,275,372
34,200 Bio-Techne Corp 1,868,346
464,660 Bristol-Myers Squibb Co 23,943,930
39,202 (a) Catalent, Inc 1,348,157
11,012 (a) Charles River Laboratories International, Inc 1,853,980
146,625 Danaher Corp 28,154,932
176,723 Eli Lilly & Co 97,892,171
276,289 Gilead Sciences, Inc 21,699,738
35,275 (a) Illumina, Inc 3,859,790
39,135 (a) Incyte Corp 2,110,551
41,656 (a) IQVIA Holdings, Inc 7,532,654
532,770 Johnson & Johnson 79,031,102
562,080 Merck & Co, Inc 57,725,616
4,929 (a) Mettler-Toledo International, Inc 4,856,051
71,770 (a) Moderna, Inc 5,451,649
29,214 PerkinElmer, Inc 2,420,380
1,254,184 Pfizer, Inc 38,327,863
23,517 (a) Regeneron Pharmaceuticals, Inc 18,340,673
85,718 Thermo Fisher Scientific, Inc 38,124,795
57,041 (a) Vertex Pharmaceuticals, Inc 20,655,117

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
265,934 Viatris, Inc $ 2,366,813
12,962 (a) Waters Corp 3,091,826
16,781 West Pharmaceutical Services, Inc 5,341,224
101,758 Zoetis, Inc 15,976,006
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 582,832,081
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
67,224 (a) CBRE Group, Inc 4,661,312
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,661,312
RETAILING - 4 .5%
2,011,969 (a) Amazon.com, Inc 267,772,954
222,882 Home Depot, Inc 63,452,277
129,755 Lowe's Cos, Inc 24,727,410
TOTAL RETAILING 355,952,641
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .1%
357,179 (a) Advanced Micro Devices, Inc 35,182,131
112,362 Analog Devices, Inc 17,677,913
188,110 Applied Materials, Inc 24,896,359
91,465 Broadcom, Inc 76,955,907
30,249 (a) Enphase Energy, Inc 2,407,215
21,562 (a) First Solar, Inc 3,071,507
928,185 Intel Corp 33,878,753
30,223 KLA Corp 14,195,743
29,588 Lam Research Corp 17,404,253
119,709 Microchip Technology, Inc 8,534,055
242,728 Micron Technology, Inc 16,231,221
10,114 Monolithic Power Systems, Inc 4,467,758
547,963 Nvidia Corp 223,459,311
57,849 NXP Semiconductors NV 9,974,903
94,815 (a) ON Semiconductor Corp 5,939,212
21,692 (a) Qorvo, Inc 1,896,315
245,947 QUALCOMM, Inc 26,805,764
35,393 Skyworks Solutions, Inc 3,069,989
12,728 (a) SolarEdge Technologies, Inc 966,692
35,237 Teradyne, Inc 2,934,185
200,307 Texas Instruments, Inc 28,445,597
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 558,394,783
SOFTWARE & SERVICES - 12 .0%
140,238 Accenture plc 41,663,307
101,024 (a) Adobe, Inc 53,750,829
33,190 (a) Akamai Technologies, Inc 3,429,523
19,496 (a) Ansys, Inc 5,424,957
47,070 (a) Autodesk, Inc 9,302,444
60,969 (a) Cadence Design Systems, Inc 14,623,415
35,007 (a) Ceridian HCM Holding, Inc 2,240,798
111,089 Cognizant Technology Solutions Corp (Class A) 7,161,908
12,561 (a) EPAM Systems, Inc 2,732,897
5,640 (a) Fair Isaac Corp 4,770,707
142,308 (a) Fortinet, Inc 8,135,748
17,680 (a) Gartner, Inc 5,870,467
124,511 Gen Digital, Inc 2,074,353
201,936 International Business Machines Corp 29,208,023
62,100 Intuit, Inc 30,736,395
1,647,455 Microsoft Corp 557,021,010
348,785 Oracle Corp 36,064,369
66,674 (a) Palo Alto Networks, Inc 16,203,116
11,107 Paycom Software, Inc 2,720,882
26,403 (a) PTC, Inc 3,707,509
23,281 Roper Industries, Inc 11,374,398
215,862 (a) Salesforce, Inc 43,351,566

S&P 500 Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
45,351 (a) ServiceNow, Inc $ 26,387,479
33,944 (a) Synopsys, Inc 15,934,671
9,415 (a) Tyler Technologies, Inc 3,510,854
20,903 (a) VeriSign, Inc 4,173,493
TOTAL SOFTWARE & SERVICES 941,575,118
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .8%
132,728 Amphenol Corp (Class A) 10,691,240
3,256,789 Apple, Inc 556,161,857
55,785 (a) Arista Networks, Inc 11,177,640
28,932 CDW Corp 5,797,973
903,215 Cisco Systems, Inc 47,084,598
170,689 Corning, Inc 4,567,638
13,861 (a) F5 Networks, Inc 2,101,189
285,877 Hewlett Packard Enterprise Co 4,396,788
195,411 HP, Inc 5,145,172
67,379 Juniper Networks, Inc 1,813,843
38,900 (a) Keysight Technologies, Inc 4,747,745
36,784 Motorola Solutions, Inc 10,242,873
45,795 NetApp, Inc 3,332,960
40,859 Seagate Technology Holdings plc 2,788,627
69,728 TE Connectivity Ltd 8,217,445
10,387 (a) Teledyne Technologies, Inc 3,890,866
52,555 (a) Trimble Inc 2,476,917
67,702 (a) Western Digital Corp 2,718,235
11,623 (a) Zebra Technologies Corp (Class A) 2,434,205
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 689,787,811
TELECOMMUNICATION SERVICES - 0 .9%
1,575,557 AT&T, Inc 24,263,578
114,667 (a) T-Mobile US, Inc 16,495,995
932,010 Verizon Communications, Inc 32,741,511
TOTAL TELECOMMUNICATION SERVICES 73,501,084
TRANSPORTATION - 1 .5%
31,658 (a) Alaska Air Group, Inc 1,001,342
140,758 (a),(b) American Airlines Group, Inc 1,569,452
26,916 CH Robinson Worldwide, Inc 2,202,536
441,302 CSX Corp 13,172,865
139,199 Delta Air Lines, Inc 4,349,969
34,423 Expeditors International Washington, Inc 3,760,713
50,856 FedEx Corp 12,210,526
18,146 JB Hunt Transport Services, Inc 3,118,753
50,745 Norfolk Southern Corp 9,681,638
20,104 Old Dominion Freight Line 7,572,373
131,493 Southwest Airlines Co 2,923,089
135,178 Union Pacific Corp 28,064,304
69,812 (a) United Airlines Holdings, Inc 2,444,118
161,015 United Parcel Service, Inc (Class B) 22,743,369
TOTAL TRANSPORTATION 114,815,047
UTILITIES - 2 .5%
154,880 AES Corp 2,307,712
58,186 Alliant Energy Corp 2,838,895
57,798 Ameren Corp 4,375,887
112,303 American Electric Power Co, Inc 8,483,369
44,076 American Water Works Co, Inc 5,185,541
31,813 Atmos Energy Corp 3,424,988
142,910 Centerpoint Energy, Inc 3,841,421
66,074 CMS Energy Corp 3,590,461
77,272 Consolidated Edison, Inc 6,783,709
71,306 Constellation Energy Corp 8,051,873
184,031 Dominion Energy, Inc 7,420,130

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
45,359 DTE Energy Co $ 4,371,700
172,328 Duke Energy Corp 15,318,236
81,726 Edison International 5,153,642
49,122 Entergy Corp 4,695,572
53,163 Evergy, Inc 2,612,430
76,774 Eversource Energy 4,129,673
215,497 Exelon Corp 8,391,453
121,729 FirstEnergy Corp 4,333,552
449,877 NextEra Energy, Inc 26,227,829
89,204 NiSource, Inc 2,244,373
49,798 NRG Energy, Inc 2,110,439
464,560 (a) PG&E Corp 7,572,328
25,588 Pinnacle West Capital Corp 1,898,118
164,693 PPL Corp 4,046,507
110,769 Public Service Enterprise Group, Inc 6,828,909
137,456 Sempra Energy 9,626,044
239,217 Southern Co 16,099,304
68,760 WEC Energy Group, Inc 5,596,376
119,678 Xcel Energy, Inc 7,093,315
TOTAL UTILITIES 194,653,786
TOTAL COMMON STOCKS 7,785,950,260
(Cost $3,709,824,650)
TOTAL LONG-TERM INVESTMENTS 7,785,950,260
(Cost $3,709,824,650)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 12/12/23 4,970,678
10,000,000 FHLB 0 .000 01/05/24 9,906,934
TOTAL GOVERNMENT AGENCY DEBT 14,877,612
REPURCHASE AGREEMENT - 0 .3%
25,843,000 (d) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 25,843,000
TOTAL REPURCHASE AGREEMENT 25,843,000
TREASURY DEBT - 0 .2%
10,000,000 United States Treasury Bill 0 .000 11/07/23 9,991,200
6,500,000 United States Treasury Bill 0 .000 11/14/23 6,487,586
TOTAL TREASURY DEBT 16,478,786
TOTAL SHORT-TERM INVESTMENTS 57,199,398
(Cost $57,195,678)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
333 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 333
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 333
(Cost $333)
TOTAL INVESTMENTS - 100.0% 7,843,149,991
(Cost $3,767,020,661)
OTHER ASSETS & LIABILITIES, NET - (0.0)% (268,716)
NET ASSETS - 100.0% $ 7,842,881,275

S&P 500 Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,681,564.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $25,843,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 1.375% and maturity date 11/15/31, valued at $26,359,873.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E Mini Index 238 12/15/23  $ 51,732,480 $ 50,125,775 $ (1,606,705)

Portfolios of Investments
Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .5%
126,161 (a) Adient plc $ 4,250,364
152,153 (a) American Axle & Manufacturing Holdings, Inc 1,027,033
22,288 (a),(b) Atmus Filtration Technologies, Inc 418,123
22,990 (a) Cooper-Standard Holdings, Inc 285,536
169,539 Dana Inc 1,946,308
34,660 (a) Dorman Products, Inc 2,155,159
264,884 (a),(b) Fisker, Inc 1,191,978
56,562 (a) Fox Factory Holding Corp 4,608,106
44,645 (a) Gentherm, Inc 1,795,622
372,014 (a) Goodyear Tire & Rubber Co 4,426,967
70,415 (a),(b) Holley, Inc 299,264
33,233 LCI Industries 3,605,448
14,599 (a),(b) Livewire Group, Inc 156,501
369,808 (a),(b) Luminar Technologies, Inc 1,172,291
67,424 (a) Modine Manufacturing Co 2,663,248
28,706 Patrick Industries, Inc 2,157,256
211,191 (a),(b) Solid Power, Inc 278,772
27,671 Standard Motor Products, Inc 966,548
35,980 (a) Stoneridge, Inc 585,395
37,511 (a) Visteon Corp 4,318,641
39,399 Winnebago Industries, Inc 2,283,172
230,006 (a),(b) Workhorse Group, Inc 95,935
30,055 (a) XPEL, Inc 1,391,546
TOTAL AUTOMOBILES & COMPONENTS 42,079,213
BANKS - 8 .8%
22,523 1st Source Corp 1,027,499
11,792 (b) ACNB Corp 405,763
24,152 Amalgamated Financial Corp 440,532
35,315 Amerant Bancorp, Inc 643,792
14,438 American National Bankshares, Inc 550,954
88,865 Ameris Bancorp 3,314,664
10,397 (b) Ames National Corp 175,917
20,287 Arrow Financial Corp 432,316
199,216 Associated Banc-Corp 3,229,291
101,016 Atlantic Union Bankshares Corp 2,910,271
74,613 (a) Axos Financial, Inc 2,688,306
73,303 (b) Banc of California, Inc 821,727
29,471 Bancfirst Corp 2,390,393
68,749 (a) Bancorp, Inc 2,450,902
12,386 (b) Bank First Corp 978,122
52,621 (b) Bank of Hawaii Corp 2,598,951
21,287 Bank of Marin Bancorp 357,622
65,975 Bank of NT Butterfield & Son Ltd 1,666,528
4,212 (b) Bank7 Corp 88,199
100,577 BankUnited, Inc 2,193,584
7,880 Bankwell Financial Group, Inc 192,824
44,655 Banner Corp 1,884,888
20,006 Bar Harbor Bankshares 500,550
17,953 BayCom Corp 355,469
17,299 BCB Bancorp, Inc 177,834
58,022 Berkshire Hills Bancorp, Inc 1,137,811
36,744 (a) Blue Foundry Bancorp 277,417
22,285 Blue Ridge Bankshares, Inc 70,198
28,761 (a) Bridgewater Bancshares, Inc 276,968

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
116,618 Brookline Bancorp, Inc $ 949,271
8,547 (b) Burke & Herbert Financial Services Corp 382,307
32,019 Business First Bancshares, Inc 625,651
31,420 Byline Bancorp, Inc 596,037
4,213 (b) C&F Financial Corp 221,857
244,745 Cadence Bank 5,183,699
10,058 Cambridge Bancorp 540,215
19,080 Camden National Corp 556,373
12,139 Capital Bancorp, Inc 248,121
18,901 Capital City Bank Group, Inc 540,002
162,362 Capitol Federal Financial, Inc 844,282
26,939 Capstar Financial Holdings, Inc 408,934
33,893 (a) Carter Bankshares, Inc 381,635
93,003 Cathay General Bancorp 3,153,732
36,449 Central Pacific Financial Corp 575,165
12,827 (b) Central Valley Community Bancorp 202,282
4,222 Chemung Financial Corp 174,284
8,887 ChoiceOne Financial Services, Inc 167,698
19,873 Citizens & Northern Corp 359,701
5,818 Citizens Financial Services, Inc 287,700
19,148 City Holding Co 1,738,255
18,904 Civista Bancshares, Inc 275,620
28,116 CNB Financial Corp 511,149
13,841 (a) Coastal Financial Corp 514,470
12,090 (b) Codorus Valley Bancorp, Inc 237,206
22,879 Colony Bankcorp, Inc 227,646
40,305 (a) Columbia Financial, Inc 648,910
71,113 Community Bank System, Inc 2,840,964
18,497 Community Trust Bancorp, Inc 694,747
49,620 ConnectOne Bancorp, Inc 808,310
59,959 (a) CrossFirst Bankshares, Inc 634,366
38,777 (a) Customers Bancorp, Inc 1,559,223
179,502 CVB Financial Corp 2,803,821
45,964 Dime Community Bancshares, Inc 845,278
42,002 Eagle Bancorp, Inc 818,199
204,471 Eastern Bankshares, Inc 2,251,226
12,398 Enterprise Bancorp, Inc 326,191
47,861 Enterprise Financial Services Corp 1,664,127
21,429 Equity Bancshares, Inc 518,582
9,679 Esquire Financial Holdings, Inc 443,298
11,338 (b) ESSA Bancorp, Inc 188,778
6,438 (b) Evans Bancorp, Inc 159,147
16,904 Farmers & Merchants Bancorp, Inc 294,468
51,109 Farmers National Banc Corp 577,021
48,789 FB Financial Corp 1,432,933
6,177 (b) Fidelity D&D Bancorp, Inc 276,730
20,676 Financial Institutions, Inc 327,508
53,480 First Bancorp 1,551,990
232,443 First BanCorp 3,103,114
13,531 First Bancorp, Inc 317,031
39,275 First Bancshares, Inc 951,240
21,560 (b) First Bank 238,454
66,943 First Busey Corp 1,329,488
9,719 First Business Financial Services, Inc 298,373
134,738 First Commonwealth Financial Corp 1,641,109
23,921 First Community Bancshares, Inc 781,021
8,906 (b) First Community Corp 157,636
122,350 First Financial Bancorp 2,263,475
175,857 First Financial Bankshares, Inc 4,229,361
15,527 First Financial Corp 534,284
69,857 First Foundation, Inc 317,151
111,251 First Interstate BancSystem, Inc 2,566,561
79,715 First Merchants Corp 2,177,017

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
24,674 First Mid Bancshares, Inc $ 674,094
28,767 First of Long Island Corp 308,958
11,035 (a) First Western Financial, Inc 147,538
16,956 Five Star Bancorp 330,133
38,663 Flushing Financial Corp 477,101
8,212 FS Bancorp, Inc 237,080
213,527 Fulton Financial Corp 2,773,716
17,596 (a),(b) FVCBankcorp, Inc 192,148
37,852 German American Bancorp, Inc 1,034,495
149,046 Glacier Bancorp, Inc 4,499,699
10,475 Great Southern Bancorp, Inc 520,817
9,442 Greene County Bancorp, Inc 223,775
11,476 Guaranty Bancshares, Inc 327,410
115,507 Hancock Whitney Corp 3,976,906
40,201 Hanmi Financial Corp 590,151
57,370 HarborOne Bancorp, Inc 564,521
14,060 HBT Financial, Inc 253,080
57,139 Heartland Financial USA, Inc 1,565,609
80,674 Heritage Commerce Corp 659,913
45,837 Heritage Financial Corp 745,768
62,526 Hilltop Holdings, Inc 1,726,968
1,840 (b) Hingham Institution For Savings The 273,387
10,191 Home Bancorp, Inc 349,246
252,024 Home Bancshares, Inc 5,153,891
25,132 HomeStreet, Inc 121,388
23,489 HomeTrust Bancshares, Inc 484,108
154,369 Hope Bancorp, Inc 1,352,272
62,708 Horizon Bancorp, Inc 595,099
59,599 Independent Bank Corp 2,908,431
27,331 Independent Bank Corp 545,253
47,956 Independent Bank Group, Inc 1,695,245
70,226 International Bancshares Corp 3,078,006
15,873 John Marshall Bancorp, Inc 291,746
69,467 Kearny Financial Corp 482,101
85,125 Lakeland Bancorp, Inc 960,210
34,300 Lakeland Financial Corp 1,689,275
13,925 (b) LCNB Corp 194,811
45,800 Live Oak Bancshares, Inc 1,321,330
20,572 Luther Burbank Corp 167,456
31,812 Macatawa Bank Corp 290,444
8,429 MainStreet Bancshares Inc 162,511
21,514 Mercantile Bank Corp 708,671
25,254 Metrocity Bankshares, Inc 506,090
12,423 (a) Metropolitan Bank Holding Corp 402,629
19,978 Mid Penn Bancorp, Inc 380,781
10,348 Middlefield Banc Corp 263,874
26,118 Midland States Bancorp, Inc 569,895
19,523 MidWestOne Financial Group, Inc 388,898
14,402 MVB Financial Corp 282,999
48,263 National Bank Holdings Corp 1,504,840
7,584 (b) National Bankshares, Inc 178,224
59,498 NBT Bancorp, Inc 1,991,398
16,274 Nicolet Bankshares, Inc 1,185,073
7,399 Northeast Bank 353,228
16,523 (b) Northeast Community Bancorp, Inc 251,811
54,993 Northfield Bancorp, Inc 472,940
6,833 Northrim BanCorp, Inc 285,004
169,890 Northwest Bancshares, Inc 1,770,254
9,670 (b) Norwood Financial Corp 247,649
8,516 (b) Oak Valley Bancorp 212,474
76,927 OceanFirst Financial Corp 973,896
63,196 OFG Bancorp 1,871,866
386,637 Old National Bancorp 5,296,927

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
59,123 Old Second Bancorp, Inc $ 801,708
6,875 (b) Orange County Bancorp, Inc 303,187
37,792 Origin Bancorp, Inc 1,118,265
13,166 Orrstown Financial Services, Inc 277,934
128,351 Pacific Premier Bancorp, Inc 2,438,669
150,535 (b) PacWest Bancorp 1,065,788
19,482 Park National Corp 1,975,280
14,104 Parke Bancorp, Inc 237,511
36,082 Pathward Financial, Inc 1,634,154
16,298 PCB Bancorp 250,663
22,380 Peapack Gladstone Financial Corp 523,021
8,610 (b) Penns Woods Bancorp, Inc 181,499
44,175 Peoples Bancorp, Inc 1,218,346
9,455 Peoples Financial Services Corp 370,731
16,955 (a) Pioneer Bancorp, Inc 139,031
7,210 Plumas Bancorp 246,221
27,093 (a),(b) Ponce Financial Group, Inc 210,784
17,517 Preferred Bank 1,043,488
49,051 Premier Financial Corp 851,035
26,697 Primis Financial Corp 249,884
6,731 (b) Princeton Bancorp, Inc 201,930
97,826 Provident Financial Services, Inc 1,374,455
22,065 QCR Holdings, Inc 1,046,984
19,233 RBB Bancorp 222,526
5,706 Red River Bancshares, Inc 265,215
74,644 Renasant Corp 1,820,567
10,738 Republic Bancorp, Inc (Class A) 474,512
51,685 S&T Bancorp, Inc 1,331,406
58,089 Sandy Spring Bancorp, Inc 1,187,920
111,932 Seacoast Banking Corp of Florida 2,262,146
67,156 ServisFirst Bancshares, Inc 3,167,077
39,076 Shore Bancshares, Inc 400,920
18,048 Sierra Bancorp 317,645
164,888 Simmons First National Corp (Class A) 2,343,058
21,563 SmartFinancial, Inc 449,589
15,988 South Plains Financial, Inc 428,798
10,600 (a) Southern First Bancshares, Inc 286,200
11,088 Southern Missouri Bancorp, Inc 448,510
9,401 Southern States Bancshares, Inc 218,291
39,907 (b) Southside Bancshares, Inc 1,065,517
100,748 SouthState Corp 6,659,443
64,673 Stellar Bancorp, Inc 1,405,991
23,940 (a) Sterling Bancorp, Inc 132,628
36,475 Stock Yards Bancorp, Inc 1,426,537
14,067 Summit Financial Group, Inc 302,440
63,089 (a) Texas Capital Bancshares, Inc 3,473,680
17,897 (a) Third Coast Bancshares, Inc 277,582
9,087 Timberland Bancorp, Inc 256,163
18,120 Tompkins Trustco, Inc 907,450
94,495 Towne Bank 2,262,210
40,828 Trico Bancshares 1,320,786
29,987 Triumph Financial, Inc 1,866,691
25,242 TrustCo Bank Corp NY 644,428
81,793 Trustmark Corp 1,644,857
59,490 UMB Financial Corp 3,731,213
172,358 United Bankshares, Inc 4,901,862
154,100 United Community Banks, Inc 3,404,069
7,945 Unity Bancorp, Inc 191,157
39,080 Univest Financial Corp 651,073
15,236 (a) USCB Financial Holdings, Inc 163,635
570,735 Valley National Bancorp 4,440,318
71,148 Veritex Holdings, Inc 1,225,169
5,470 Virginia National Bankshares Corp 168,093

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
87,860 Washington Federal, Inc $ 2,168,385
22,490 Washington Trust Bancorp, Inc 521,543
77,647 WesBanco, Inc 1,893,810
22,562 West Bancorporation, Inc 370,694
34,720 Westamerica Bancorporation 1,640,173
82,267 WSFS Financial Corp 2,912,252
TOTAL BANKS 246,174,024
CAPITAL GOODS - 11 .5%
80,326 (a),(b) 374Water, Inc 138,161
170,902 (a) 3D Systems Corp 637,464
90,042 Aaon, Inc 4,905,488
45,361 (a) AAR Corp 2,692,629
34,227 (a) Aerovironment, Inc 3,924,468
32,808 (a) AerSale Corp 501,634
13,543 Alamo Group, Inc 2,170,943
41,606 Albany International Corp (Class A) 3,395,466
18,217 Allied Motion Technologies, Inc 502,789
27,778 Alta Equipment Group, Inc 255,280
43,486 (a) Ameresco, Inc 1,137,159
21,227 (a) American Woodmark Corp 1,427,091
7,149 (a),(b) Amprius Technologies, Inc 20,804
278,396 (a) API Group Corp 7,202,104
29,107 Apogee Enterprises, Inc 1,249,272
51,138 Applied Industrial Technologies, Inc 7,850,194
199,523 (a),(b) Archer Aviation, Inc 947,734
64,117 Arcosa, Inc 4,428,561
17,133 Argan, Inc 783,663
199,661 (a) Array Technologies, Inc 3,460,125
30,543 Astec Industries, Inc 1,222,942
34,552 (a) Astronics Corp 529,682
51,470 (a) Atkore, Inc 6,396,692
32,520 AZZ, Inc 1,537,220
80,764 (a) Babcock & Wilcox Enterprises, Inc 212,409
64,274 Barnes Group, Inc 1,336,256
72,428 (a) Beacon Roofing Supply, Inc 5,154,701
63,987 (a),(b) Blink Charging Co 152,289
253,502 (a),(b) Bloom Energy Corp 2,636,421
20,470 (a) Blue Bird Corp 372,759
11,616 (a) BlueLinx Holdings, Inc 826,014
52,483 Boise Cascade Co 4,920,281
13,471 (a) Bowman Consulting Group Ltd 357,924
30,824 (b) Brookfield Business Corp 438,317
25,296 (b) Cadre Holdings, Inc 709,553
56,786 (a) Chart Industries, Inc 6,600,237
37,075 Columbus McKinnon Corp 1,133,383
47,160 Comfort Systems USA, Inc 8,576,046
41,851 (a) Commercial Vehicle Group, Inc 291,701
32,351 (a) Concrete Pumping Holdings, Inc 227,428
53,512 (a) Construction Partners, Inc 2,057,536
20,677 CSW Industrials, Inc 3,665,205
79,327 (a),(b) Custom Truck One Source, Inc 457,717
369,528 (a),(b) Desktop Metal, Inc 320,159
29,703 Douglas Dynamics, Inc 721,189
38,323 (a),(b) Dragonfly Energy Holdings Corp 31,582
17,595 (a) Ducommun, Inc 841,745
19,002 (a) DXP Enterprises, Inc 619,465
37,592 (a) Dycom Industries, Inc 3,202,087
21,102 Encore Wire Corp 3,773,671
73,823 (a) Energy Recovery, Inc 1,122,110
134,808 (a),(b) Energy Vault Holdings, Inc 270,964
76,028 Enerpac Tool Group Corp 2,151,592
54,708 EnerSys 4,681,911

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
177,119 (a),(b) Enovix Corp $ 1,578,130
27,838 EnPro Industries, Inc 3,091,688
146,909 (a),(b) Eos Energy Enterprises, Inc 258,560
34,366 ESCO Technologies, Inc 3,341,062
112,738 (a),(b) ESS Tech, Inc 135,286
24,700 (a),(b) Eve Holding, Inc 185,250
6,471 (b) EVI Industries, Inc 166,499
79,938 Federal Signal Corp 4,639,602
52,183 (a),(b) Fluence Energy, Inc 903,810
189,723 (a) Fluor Corp 6,315,879
61,189 Franklin Electric Co, Inc 5,306,310
131,690 FTAI Aviation Ltd 4,952,861
86,060 (a),(b) FTC Solar, Inc 92,084
553,351 (a) FuelCell Energy, Inc 603,153
46,712 GATX Corp 4,885,141
13,295 (a) Gencor Industries, Inc 188,789
39,829 (a) Gibraltar Industries, Inc 2,423,993
16,083 Global Industrial Co 513,852
55,123 (a) GMS, Inc 3,223,593
31,797 Gorman-Rupp Co 939,601
247,954 GrafTech International Ltd 855,441
59,822 Granite Construction, Inc 2,421,595
92,133 (a) Great Lakes Dredge & Dock Corp 700,211
41,161 Greenbrier Cos, Inc 1,423,759
59,192 Griffon Corp 2,364,128
43,018 H&E Equipment Services, Inc 1,751,693
42,929 Helios Technologies, Inc 2,220,288
38,059 Herc Holdings, Inc 4,064,321
90,954 Hillenbrand, Inc 3,458,981
263,199 (a) Hillman Solutions Corp 1,726,585
57,445 (a) Hudson Technologies, Inc 739,892
187,746 (a),(b) Hyliion Holdings Corp 111,953
14,404 Hyster-Yale Materials Handling, Inc 576,304
11,331 (a) IES Holdings, Inc 705,128
60,268 (a),(b) INNOVATE Corp 73,527
24,320 Insteel Industries, Inc 678,771
110,401 (a) Janus International Group, Inc 1,033,353
113,834 (a) JELD-WEN Holding, Inc 1,289,739
42,475 John Bean Technologies Corp 4,418,249
15,490 Kadant, Inc 3,407,800
39,353 Kaman Corp 732,359
7,176 Karat Packaging, Inc 148,041
108,717 Kennametal, Inc 2,512,450
167,693 (a) Kratos Defense & Security Solutions, Inc 2,859,166
10,539 (a) Lawson Products, Inc 317,751
68,428 (a) Leonardo DRS, Inc 1,304,922
12,296 (a) Limbach Holdings, Inc 366,421
14,764 Lindsay Corp 1,844,319
35,165 LSI Industries, Inc 523,255
35,921 Luxfer Holdings plc 297,067
45,765 (a) Manitowoc Co, Inc 585,792
29,537 (a) Masonite International Corp 2,337,558
174,144 (a) Masterbrand, Inc 1,934,740
14,640 (a) Mayville Engineering Co Inc 176,998
33,280 McGrath RentCorp 3,347,968
98,835 (a),(b) Microvast Holdings, Inc 121,567
14,052 Miller Industries, Inc 511,071
38,216 Moog, Inc (Class A) 4,434,967
111,751 (a) MRC Global, Inc 1,174,503
148,488 Mueller Industries, Inc 5,599,482
208,203 Mueller Water Products, Inc (Class A) 2,575,471
22,003 (a) MYR Group, Inc 2,548,607
6,945 National Presto Industries, Inc 519,139

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
66,922 (a) NEXTracker, Inc $ 2,326,209
803,795 (a),(b) Nikola Corp 868,099
13,656 (a) Northwest Pipe Co 372,263
143,719 (a) NOW, Inc 1,583,783
71,332 (a),(b) NuScale Power Corp 241,102
4,550 Omega Flex, Inc 332,468
27,268 Park Aerospace Corp 400,294
10,937 Park-Ohio Holdings Corp 248,051
54,679 (a) Parsons Corp 3,092,097
76,315 (a) PGT Innovations, Inc 2,284,871
12,060 Powell Industries, Inc 924,399
3,385 Preformed Line Products Co 458,160
71,270 Primoris Services Corp 2,142,376
34,009 (a) Proto Labs, Inc 802,952
43,563 Quanex Building Products Corp 1,169,667
11,779 (a),(b) Redwire Corp 31,568
192,499 (a) Resideo Technologies, Inc 2,787,386
42,409 REV Group, Inc 603,904
378,736 (a),(b) Rocket Lab USA, Inc 1,602,053
12,666 Rush Enterprises, Inc 512,213
83,192 Rush Enterprises, Inc (Class A) 2,959,971
172,581 (a),(b) SES AI Corp 312,372
223,921 (a) Shoals Technologies Group, Inc 3,439,427
46,436 Shyft Group, Inc 509,867
57,191 Simpson Manufacturing Co, Inc 7,616,697
77,038 (a),(b) SKYX Platforms Corp 122,490
58,800 (a) SPX Technologies, Inc 4,711,056
16,104 Standex International Corp 2,312,051
199,739 (a),(b) Stem, Inc 675,118
39,865 (a) Sterling Construction Co, Inc 2,904,165
115,662 (a),(b) SunPower Corp 493,877
25,158 Tennant Co 1,867,227
89,535 Terex Corp 4,100,703
116,727 (a),(b) Terran Orbital Corp 93,253
55,071 Textainer Group Holdings Ltd 2,705,087
45,098 (a) Thermon Group Holdings, Inc 1,203,666
68,813 (a) Titan International, Inc 781,716
25,742 (a) Titan Machinery, Inc 639,431
43,078 (a),(b) TPI Composites, Inc 99,510
9,859 (a) Transcat, Inc 887,507
107,880 Trinity Industries, Inc 2,247,140
86,691 (a) Triumph Group, Inc 646,715
57,548 (a) Tutor Perini Corp 414,921
79,498 UFP Industries, Inc 7,565,825
14,442 (a) V2X, Inc 737,553
122,119 (a),(b) Velo3D, Inc 161,197
17,187 Veritiv Corp 2,911,650
29,577 (a) Vicor Corp 1,145,813
344,139 (a),(b) Virgin Galactic Holdings, Inc 509,326
64,682 Wabash National Corp 1,338,271
36,286 Watts Water Technologies, Inc (Class A) 6,277,841
3,320 (a) Willis Lease Finance Corp 148,338
41,805 (a),(b) Xometry, Inc 608,263
195,700 Zurn Elkay Water Solutions Corp 5,178,222
TOTAL CAPITAL GOODS 320,830,873
COMMERCIAL & PROFESSIONAL SERVICES - 4 .1%
87,184 ABM Industries, Inc 3,429,819
126,811 ACCO Brands Corp 641,664
166,111 (a) ACV Auctions, Inc 2,214,260
523,480 (a) Alight, Inc 3,475,907
41,199 Aris Water Solution, Inc 344,012
63,883 (a) ASGN, Inc 5,331,675

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
449,113 (a),(b) Aurora Innovation, Inc $ 785,948
9,094 Barrett Business Services, Inc 831,737
162,423 (a),(b) BlackSky Technology, Inc 193,283
55,968 (a) BrightView Holdings, Inc 377,224
60,971 Brink's Co 4,076,521
74,953 (a) Casella Waste Systems, Inc (Class A) 5,655,204
64,397 (a) CBIZ, Inc 3,346,068
39,690 (a) CECO Environmental Corp 642,184
23,708 (a) Cimpress plc 1,414,656
1,670 Compx International, Inc 31,429
239,412 (a) Conduent, Inc 763,724
146,893 (a) CoreCivic, Inc 1,865,541
9,209 CRA International, Inc 894,286
41,641 CSG Systems International, Inc 1,951,297
56,682 Deluxe Corp 966,428
34,296 Ennis, Inc 732,563
214,822 (a) ExlService Holdings, Inc 5,609,002
67,282 Exponent, Inc 4,931,098
71,771 First Advantage Corp 933,741
84,577 (a),(b) FiscalNote Holdings, Inc 112,487
15,725 (a) Forrester Research, Inc 364,820
15,776 (a) Franklin Covey Co 621,732
157,327 (a),(b) GEO Group, Inc 1,375,038
106,622 (a) Harsco Corp 612,010
99,048 Healthcare Services Group 940,956
27,521 Heidrick & Struggles International, Inc 669,861
100,756 Herman Miller, Inc 2,367,766
7,182 HireQuest, Inc 109,454
13,122 (a) HireRight Holdings Corp 120,854
62,284 HNI Corp 2,160,632
25,676 (a) Huron Consulting Group, Inc 2,551,167
24,561 ICF International, Inc 3,112,616
34,234 (a),(b) Innodata, Inc 256,755
48,152 Insperity, Inc 5,096,408
77,869 Interface, Inc 692,255
40,981 Kelly Services, Inc (Class A) 731,511
25,448 Kforce, Inc 1,553,346
69,980 Korn/Ferry International 3,185,490
26,927 (a),(b) LanzaTech Global, Inc 94,783
132,683 (a) Legalzoom.com, Inc 1,322,850
99,099 (a),(b) Li-Cycle Holdings Corp 132,793
29,241 (a) Liquidity Services, Inc 563,474
39,687 Matthews International Corp (Class A) 1,406,507
80,668 MAXIMUS, Inc 6,027,513
27,337 (a) Mistras Group, Inc 149,533
37,154 (a) Montrose Environmental Group, Inc 859,001
9,268 NL Industries, Inc 46,155
18,667 (a) NV5 Global, Inc 1,761,232
145,769 (a) OPENLANE, Inc 1,957,678
91,816 (a),(b) Performant Financial Corp 213,931
232,080 Pitney Bowes, Inc 749,618
227,968 (a),(b) Planet Labs PBC 492,411
44,823 (a) Quad Graphics, Inc 219,185
13,233 (a) Red Violet, Inc 261,881
43,962 Resources Connection, Inc 592,168
25,514 (a) SP Plus Corp 1,289,222
120,154 Steelcase, Inc (Class A) 1,310,880
42,287 (a) Sterling Check Corp 472,769
50,005 (a) TriNet Group, Inc 5,138,014
41,004 (a) TrueBlue, Inc 453,914
25,716 TTEC Holdings, Inc 529,235
19,863 Unifirst Corp 3,266,073
167,052 (a) Upwork, Inc 1,745,693

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
184,425 (a) Verra Mobility Corp $ 3,646,082
28,588 (a) Viad Corp 692,687
17,216 VSE Corp 926,221
16,227 (a) Willdan Group, Inc 286,244
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 114,682,176
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2 .6%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 273,214
44,172 Aaron's Co, Inc 327,315
64,190 (a) Abercrombie & Fitch Co (Class A) 3,904,036
100,649 Academy Sports & Outdoors, Inc 4,513,101
244,252 American Eagle Outfitters, Inc 4,267,082
8,391 (a) America's Car-Mart, Inc 562,029
112,475 Arko Corp 849,186
27,539 (a) Asbury Automotive Group, Inc 5,270,138
166,909 (a),(b) BARK, Inc 178,593
29,233 (b) Big 5 Sporting Goods Corp 206,385
26,199 Big Lots, Inc 119,467
39,370 (a) Boot Barn Holdings, Inc 2,736,215
39,842 Buckle, Inc 1,345,464
17,777 Build-A-Bear Workshop, Inc 440,870
44,947 Caleres, Inc 1,149,744
55,813 Camping World Holdings, Inc 934,868
65,016 (a) CarParts.com, Inc 183,995
126,977 (a) Carvana Co 3,428,379
23,483 Cato Corp (Class A) 167,434
153,507 (a) Chico's FAS, Inc 1,148,232
14,897 (a) Children's Place, Inc 407,731
27,052 (a),(b) ContextLogic, Inc 106,044
68,739 (b) Designer Brands, Inc 694,951
76,829 (a) Destination XL Group, Inc 319,609
4,706 (b) Dillard's, Inc (Class A) 1,460,978
20,264 (a) Duluth Holdings, Inc 101,928
9,349 (a),(b) Envela Corp 36,648
138,619 (a),(b) EVgo, Inc 286,248
106,402 Foot Locker, Inc 2,233,378
44,369 (a),(b) Funko, Inc 342,085
16,973 (a) Genesco, Inc 465,230
18,772 Group 1 Automotive, Inc 4,736,739
80,682 (a) GrowGeneration Corp 164,591
36,898 (b) Guess?, Inc 793,307
20,154 Haverty Furniture Cos, Inc 525,012
17,167 Hibbett Sports, Inc 790,884
5,374 (a) J Jill, Inc 153,965
22,463 (a) Lands' End, Inc 141,068
16,419 (a),(b) Lazydays Holdings, Inc 103,604
237,582 (a) Leslie's, Inc 1,173,655
28,757 (a) MarineMax, Inc 787,367
42,468 Monro Muffler, Inc 1,054,056
101,759 (a) National Vision Holdings, Inc 1,581,335
44,299 (a) ODP Corp 1,989,911
16,656 (a),(b) OneWater Marine, Inc 376,925
60,975 (a) Overstock.com, Inc 951,210
29,033 PetMed Express, Inc 200,037
74,218 Rent-A-Center, Inc 1,934,121
55,994 (a),(b) Revolve Group, Inc 769,917
137,383 (a) Sally Beauty Holdings, Inc 1,167,756
35,524 (a) Savers Value Village, Inc 531,794
24,101 Shoe Carnival, Inc 551,431
58,826 (b) Signet Jewelers Ltd 4,107,820
28,674 (a) Sleep Number Corp 466,526
20,253 Sonic Automotive, Inc (Class A) 969,106
52,415 (a),(b) Sportsman's Warehouse Holdings, Inc 266,792

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
115,618 (a) Stitch Fix, Inc $ 379,227
98,951 (a),(b) ThredUp, Inc 318,622
30,285 (a) Tilly's, Inc 245,309
18,215 (a),(b) Torrid Holdings, Inc 42,441
86,392 (a) Urban Outfitters, Inc 2,990,891
111,499 (a) Warby Parker, Inc 1,447,257
8,228 Weyco Group, Inc 237,954
3,791 Winmark Corp 1,528,986
21,845 (a) Zumiez, Inc 358,913
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 72,299,106
CONSUMER DURABLES & APPAREL - 2 .9%
42,120 Acushnet Holdings Corp 2,146,435
134,776 (a) Allbirds, Inc 116,554
122,313 (a),(b) AMMO, Inc 355,931
39,684 (a) Beazer Homes USA, Inc 959,956
191,506 (a) Callaway Golf Co 2,340,203
11,585 (a) Cavco Industries, Inc 2,890,573
38,201 Century Communities, Inc 2,349,362
39,006 Clarus Corp 225,845
64,659 (b) Cricut, Inc 551,541
31,908 (a),(b) Dream Finders Homes, Inc 628,269
13,002 Escalade, Inc 221,554
30,328 Ethan Allen Interiors, Inc 796,413
54,988 (a) G-III Apparel Group Ltd 1,404,943
172,014 (a) GoPro, Inc 431,755
35,250 (a) Green Brick Partners, Inc 1,364,175
468,729 Hanesbrands, Inc 1,963,975
32,244 (a) Helen of Troy Ltd 3,170,230
13,365 (b) Hooker Furniture Corp 223,463
6,484 (a) Hovnanian Enterprises, Inc 450,508
31,245 Installed Building Products, Inc 3,489,129
35,399 (a) iRobot Corp 1,165,689
9,285 (a) JAKKS Pacific, Inc 155,709
7,010 Johnson Outdoors, Inc 333,326
95,602 KB Home 4,225,608
74,069 Kontoor Brands, Inc 3,440,505
16,668 (a) Landsea Homes Corp 124,010
58,833 (a) Latham Group, Inc 134,728
58,489 La-Z-Boy, Inc 1,710,218
12,191 (a) Legacy Housing Corp 225,655
28,206 (a) LGI Homes, Inc 2,665,749
18,991 (a) Lovesac Co 312,592
36,304 (a) M/I Homes, Inc 2,979,469
27,910 (a) Malibu Boats, Inc 1,217,434
11,799 Marine Products Corp 114,922
23,720 (a) MasterCraft Boat Holdings, Inc 484,837
78,810 MDC Holdings, Inc 2,990,840
48,274 Meritage Homes Corp 5,504,202
19,504 Movado Group, Inc 543,381
19,624 Oxford Industries, Inc 1,656,266
27,909 (b) Purple Innovation, Inc 27,072
8,350 Rocky Brands, Inc 102,538
70,786 (a) Skyline Champion Corp 4,150,183
61,498 Smith & Wesson Brands, Inc 905,866
25,142 (a),(b) Snap One Holdings Corp 188,314
30,224 (a) Solo Brands, Inc 116,362
170,365 (a) Sonos, Inc 1,836,535
101,185 Steven Madden Ltd 3,317,856
22,334 Sturm Ruger & Co, Inc 1,236,187
139,092 (a) Taylor Morrison Home Corp 5,330,005
27,491 (a) Traeger, Inc 72,301
130,520 (a) Tri Pointe Homes, Inc 3,270,831

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
7,006 (a),(b) United Homes Group, Inc $ 46,940
32,725 (a) Vera Bradley, Inc 239,547
77,489 (a) Vista Outdoor, Inc 1,946,524
101,107 (a) Vizio Holding Corp 514,635
18,596 (a) VOXX International Corp (Class A) 170,525
82,592 (a),(b) Vuzix Corp 268,424
107,291 Wolverine World Wide, Inc 863,693
TOTAL CONSUMER DURABLES & APPAREL 80,670,292
CONSUMER SERVICES - 3 .5%
80,061 (a) 2U, Inc 169,729
73,834 (a) Accel Entertainment, Inc 727,265
56,599 (a) Adtalem Global Education, Inc 2,931,828
41,884 (a) BALLY'S CORP 381,982
914 (a) Biglari Holdings, Inc (B Shares) 135,062
31,486 (a) BJ's Restaurants, Inc 809,820
116,115 Bloomin' Brands, Inc 2,710,124
13,365 Bluegreen Vacations Holding Corp 447,861
39,998 (a),(b) Bowlero Corp 403,580
57,341 (a) Brinker International, Inc 1,945,007
16,076 Carriage Services, Inc 347,242
49,825 (a) Carrols Restaurant Group, Inc 286,494
34,911 (a) Century Casinos, Inc 152,910
66,698 Cheesecake Factory 2,072,307
151,407 (a) Chegg, Inc 1,140,095
24,200 (a) Chuy's Holdings, Inc 814,572
170,864 (a) Coursera, Inc 2,962,782
29,751 (b) Cracker Barrel Old Country Store, Inc 1,974,276
48,804 (a) Dave & Buster's Entertainment, Inc 1,705,212
77,918 (a) Denny's Corp 671,653
21,123 Dine Brands Global Inc. 1,041,153
37,969 (a) Duolingo, Inc 5,545,372
34,660 (a) El Pollo Loco Holdings, Inc 289,411
45,139 (a) European Wax Center, Inc 666,703
111,166 (a) Everi Holdings, Inc 1,199,481
29,737 (a) First Watch Restaurant Group, Inc 496,905
110,935 (a) Frontdoor, Inc 3,209,350
41,544 (a) Full House Resorts, Inc 155,790
42,834 (a),(b) Global Business Travel Group I 211,172
26,672 Golden Entertainment, Inc 836,434
4,665 Graham Holdings Co 2,699,729
109,569 (a) Hilton Grand Vacations, Inc 3,939,006
31,386 (a) Inspired Entertainment, Inc 313,232
142,743 International Game Technology plc 3,628,527
27,657 Jack in the Box, Inc 1,747,369
117,684 (b) Krispy Kreme, Inc 1,521,654
7,827 (a) Kura Sushi USA, Inc 447,235
176,434 Laureate Education, Inc 2,494,777
60,234 (a) Life Time Group Holdings, Inc 711,966
30,587 (a) Lincoln Educational Services Corp 261,519
47,271 (a) Lindblad Expeditions Holdings, Inc 294,026
17,268 Monarch Casino & Resort, Inc 1,039,361
61,478 (a) Mondee Holdings, Inc 226,854
3,470 Nathan's Famous, Inc 227,146
75,833 (a) Nerdy, Inc 233,566
47,955 (a) Noodles & Co 102,144
30,594 (a) ONE Group Hospitality, Inc 134,920
112,075 (a) OneSpaWorld Holdings Ltd 1,174,546
44,293 Papa John's International, Inc 2,879,931
90,411 Perdoceo Education Corp 1,635,535
48,141 (a) PlayAGS, Inc 343,727
60,974 (a) Portillo's, Inc 911,561
34,790 (a) Potbelly Corp 306,152

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
11,650 RCI Hospitality Holdings, Inc $ 635,041
21,102 (a),(b) Red Robin Gourmet Burgers, Inc 170,715
63,870 Red Rock Resorts, Inc 2,526,058
115,191 (a) Rover Group, Inc 742,982
85,336 (a) Rush Street Interactive, Inc 304,649
446,217 (a) Sabre Corp 1,561,759
121,758 (a) Scientific Games Corp (Class A) 8,901,727
49,056 (a) SeaWorld Entertainment, Inc 2,113,332
50,699 (a) Shake Shack, Inc 2,841,172
96,308 (a) Six Flags Entertainment Corp 1,916,529
29,468 Strategic Education, Inc 2,425,511
56,713 (a) Stride, Inc 3,118,081
182,405 (a) Super Group SGHC Ltd 698,611
123,087 (a) Sweetgreen, Inc 1,271,489
40,018 (a) Target Hospitality Corp 549,447
115,388 (a) Udemy, Inc 1,030,415
45,282 (a) Universal Technical Institute, Inc 395,312
70,865 (a) WW International, Inc 554,164
33,042 (a) Xponential Fitness, Inc 471,509
TOTAL CONSUMER SERVICES 95,944,558
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .6%
43,320 Andersons, Inc 2,171,631
45,830 (a) Chefs' Warehouse, Inc 872,145
51,841 (a) HF Foods Group, Inc 209,438
18,213 Ingles Markets, Inc (Class A) 1,461,047
12,852 Natural Grocers by Vitamin Cottage, Inc 161,550
34,191 Pricesmart, Inc 2,136,595
47,147 SpartanNash Co 1,060,336
137,488 (a) Sprouts Farmers Market, Inc 5,777,246
78,946 (a) United Natural Foods, Inc 1,151,033
12,578 Village Super Market (Class A) 307,784
21,684 Weis Markets, Inc 1,411,628
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,720,433
ENERGY - 8 .7%
49,857 (a) Amplify Energy Corp 346,506
24,079 Arch Resources, Inc 3,631,836
186,825 Archrock, Inc 2,367,073
55,514 Ardmore Shipping Corp 737,781
20,060 (a),(b) Atlas Energy Solutions, Inc 365,293
96,397 Berry Corp 804,915
283,387 (a) Borr Drilling Ltd 1,737,162
31,730 (a) Bristow Group, Inc 829,422
85,425 Cactus, Inc 4,009,849
95,123 California Resources Corp 5,002,519
81,856 (a) Callon Petroleum Co 3,057,322
16,544 (a) Centrus Energy Corp 877,990
265,556 ChampionX Corp 8,179,125
55,769 Chord Energy Corp 9,219,731
91,964 (b) Civitas Resources, Inc 6,936,845
220,978 (a) Clean Energy Fuels Corp 771,213
210,419 (a) CNX Resources Corp 4,570,301
118,132 (b) Comstock Resources, Inc 1,488,463
44,149 CONSOL Energy, Inc 4,056,852
63,121 Core Laboratories, Inc 1,352,052
53,160 Crescent Energy Co 647,489
40,143 CVR Energy, Inc 1,314,683
88,049 Delek US Holdings, Inc 2,320,091
67,614 (a) Denbury, Inc 6,010,208
179,786 DHT Holdings, Inc 1,999,220
138,644 (a) Diamond Offshore Drilling, Inc 1,720,572
23,103 (a) DMC Global, Inc 437,802

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
42,742 Dorian LPG Ltd $ 1,366,462
45,388 (a) Dril-Quip, Inc 983,104
74,633 (a) Earthstone Energy, Inc 1,579,981
14,101 (a),(b) Empire Petroleum Corp 117,884
191,551 (a) Encore Energy Corp 632,118
210,681 (a),(b) Energy Fuels, Inc 1,687,555
20,539 (b) Enviva, Inc 74,351
582,842 Equitrans Midstream Corp 5,169,809
42,535 Evolution Petroleum Corp 273,500
25,892 Excelerate Energy, Inc 368,184
115,868 (a) Expro Group Holdings NV 1,824,921
37,425 FLEX LNG Ltd 1,142,959
13,082 (a) Forum Energy Technologies, Inc 284,795
329,245 (a),(b) Gevo, Inc 352,292
132,812 Golar LNG Ltd 2,978,973
33,979 Granite Ridge Resources, Inc 209,311
78,270 (a) Green Plains, Inc 2,299,573
14,744 (a) Gulfport Energy Operating Corp 1,822,506
30,364 (a),(b) Hallador Energy Co 424,489
189,476 (a) Helix Energy Solutions Group, Inc 1,856,865
129,075 Helmerich & Payne, Inc 5,107,498
16,274 (b) HighPeak Energy, Inc 288,213
54,446 International Seaways, Inc 2,618,308
22,378 (b) Kinetik Holdings, Inc 793,076
16,602 (a),(b) KLX Energy Services Holdings, Inc 170,669
21,034 (a) Kodiak Gas Services, Inc 361,574
607,227 (a) Kosmos Energy Ltd 4,396,323
223,577 Liberty Energy, Inc 4,404,467
245,053 Magnolia Oil & Gas Corp 5,501,440
31,375 (a) Mammoth Energy Services, Inc 127,069
151,194 Matador Resources Co 9,327,158
197,772 Murphy Oil Corp 8,874,030
12,281 (a) Nabors Industries Ltd 1,199,117
5,622 Nacco Industries, Inc (Class A) 194,240
100,749 (a) Newpark Resources, Inc 697,183
43,724 (a),(b) NextDecade Corp 191,948
147,282 Noble Corp plc 6,876,597
276,270 Nordic American Tankers Ltd 1,268,079
108,054 Northern Oil and Gas, Inc 4,142,790
133,229 (a) Oceaneering International, Inc 2,929,706
85,619 (a) Oil States International, Inc 621,594
74,039 (a) Overseas Shipholding Group, Inc 362,051
73,665 (a) Par Pacific Holdings, Inc 2,417,685
469,965 Patterson-UTI Energy, Inc 5,968,555
151,436 PBF Energy, Inc 7,197,753
164,959 Peabody Energy Corp 3,891,383
365,203 Permian Resources Corp 5,321,008
927 (a),(b) PrimeEnergy Corp 99,115
31,670 (a),(b) ProFrac Holding Corp 298,331
129,228 (a) ProPetro Holding Corp 1,354,309
20,530 Ranger Energy Services, Inc 238,353
19,486 (a) Rex American Resources Corp 740,663
12,563 Riley Exploration Permian, Inc 397,619
166,187 (a),(b) Ring Energy, Inc 289,165
111,463 RPC, Inc 927,372
44,290 SandRidge Energy, Inc 701,996
64,803 Scorpio Tankers, Inc 3,638,688
32,964 (a) SEACOR Marine Holdings, Inc 456,881
67,882 (a) Seadrill Ltd 2,682,697
101,012 Select Water Solutions, Inc 751,529
155,122 SFL Corp Ltd 1,684,625
23,306 (a) SilverBow Resources, Inc 794,735
105,338 Sitio Royalties Corp 2,603,955

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
159,487 SM Energy Co $ 6,430,516
41,451 Solaris Oilfield Infrastructure, Inc 383,007
144,428 (a) Talos Energy, Inc 2,238,634
79,397 (a) Teekay Corp 558,161
32,029 Teekay Tankers Ltd 1,591,841
730,265 (a),(b) Tellurian, Inc 503,883
161,321 (a) Tetra Technologies, Inc 764,662
63,023 (a) Tidewater, Inc 4,307,622
477,760 (a),(b) Uranium Energy Corp 2,842,672
100,412 (a) US Silica Holdings, Inc 1,211,973
145,837 Vaalco Energy, Inc 651,891
81,444 (a) Valaris Ltd 5,378,562
5,797 (a) Verde Clean Fuels, Inc 24,347
91,121 (a),(b) Vertex Energy, Inc 392,732
21,762 (a) Vital Energy, Inc 1,088,970
33,898 Vitesse Energy, Inc 803,044
125,971 (a) W&T Offshore, Inc 522,780
94,093 (a) Weatherford International plc 8,759,117
82,870 World Fuel Services Corp 1,533,095
TOTAL ENERGY 243,139,003
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5 .4%
125,823 Acadia Realty Trust 1,801,785
94,817 Alexander & Baldwin, Inc 1,498,109
2,930 Alexander's, Inc 550,811
17,127 Alpine Income Property Trust, Inc 263,756
65,435 American Assets Trust, Inc 1,161,471
201,187 (a) Apartment Investment and Management Co 1,178,956
286,276 Apple Hospitality REIT, Inc 4,488,808
84,728 Armada Hoffler Properties, Inc 843,891
95,713 Braemar Hotels & Resorts, Inc 250,768
236,646 Brandywine Realty Trust 885,056
250,883 Broadstone Net Lease, Inc 3,549,994
13,989 BRT Apartments Corp 227,041
131,499 CareTrust REIT, Inc 2,829,858
32,752 CBL & Associates Properties, Inc 678,949
20,439 Centerspace 992,927
58,989 Chatham Lodging Trust 545,648
54,938 City Office REIT, Inc 209,314
13,183 Clipper Realty, Inc 62,619
33,167 Community Healthcare Trust, Inc 950,898
151,146 Corporate Office Properties Trust 3,446,129
29,362 CTO Realty Growth, Inc 475,371
283,352 DiamondRock Hospitality Co 2,190,311
307,136 Diversified Healthcare Trust 635,772
221,942 Douglas Emmett, Inc 2,487,970
126,672 Easterly Government Properties, Inc 1,362,991
181,558 Empire State Realty Trust, Inc 1,468,804
138,739 Equity Commonwealth 2,627,717
204,726 Essential Properties Realty Trust, Inc 4,493,736
67,670 Farmland Partners, Inc 705,121
112,346 Four Corners Property Trust, Inc 2,392,970
58,998 Getty Realty Corp 1,570,527
53,876 Gladstone Commercial Corp 643,818
45,018 Gladstone Land Corp 614,946
83,263 Global Medical REIT, Inc 721,058
260,610 Global Net Lease, Inc 2,069,243
40,929 Hersha Hospitality Trust 406,016
188,383 Hudson Pacific Properties, Inc 840,188
297,339 Independence Realty Trust, Inc 3,684,030
36,455 Innovative Industrial Properties, Inc 2,618,563
90,508 InvenTrust Properties Corp 2,271,751
148,104 JBG SMITH Properties 1,906,098

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
287,999 Kite Realty Group Trust $ 6,140,139
384,270 Lexington Realty Trust 3,039,576
54,140 LTC Properties, Inc 1,711,365
282,806 Macerich Co 2,748,874
106,908 Mack-Cali Realty Corp 1,431,498
55,536 National Health Investors, Inc 2,779,021
90,514 NETSTREIT Corp 1,289,824
38,352 NexPoint Diversified Real Estate Trust 302,214
30,782 NexPoint Residential Trust, Inc 830,806
66,023 Office Properties Income Trust 296,443
22,032 One Liberty Properties, Inc 405,389
77,925 Orion Office REIT, Inc 372,481
201,198 Outfront Media, Inc 1,963,692
254,434 Paramount Group, Inc 1,088,978
43,281 Peakstone Realty Trust 559,191
163,929 Pebblebrook Hotel Trust 1,955,673
155,707 Phillips Edison & Co, Inc 5,498,014
320,068 Physicians Realty Trust 3,475,938
171,598 Piedmont Office Realty Trust, Inc 894,026
56,633 Plymouth Industrial REIT, Inc 1,129,262
24,761 Postal Realty Trust, Inc 327,836
104,318 PotlatchDeltic Corp 4,470,026
162,732 Retail Opportunity Investments Corp 1,910,474
202,214 RLJ Lodging Trust 1,900,812
116,491 RPT Realty 1,256,938
76,658 Ryman Hospitality Properties, Inc 6,561,925
305,223 Sabra Health Care REIT, Inc 4,163,242
59,283 Safehold, Inc 964,534
16,070 Saul Centers, Inc 558,754
219,520 Service Properties Trust 1,591,520
256,540 SITE Centers Corp 2,991,256
87,454 SL Green Realty Corp 2,561,528
138,486 Summit Hotel Properties, Inc 781,061
271,393 Sunstone Hotel Investors, Inc 2,523,955
136,309 Tanger Factory Outlet Centers, Inc 3,073,768
109,104 Terreno Realty Corp 5,813,061
71,711 UMH Properties, Inc 990,329
322,414 Uniti Group, Inc 1,483,104
16,523 Universal Health Realty Income Trust 635,144
150,947 Urban Edge Properties 2,394,019
115,558 Washington REIT 1,474,520
62,723 Whitestone REIT 624,094
147,818 Xenia Hotels & Resorts, Inc 1,719,123
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 151,287,216
FINANCIAL SERVICES - 5 .7%
51,959 (a),(b) Acacia Research (Acacia Technologies) 186,533
22,327 AFC Gamma, Inc 236,220
24,063 Alerus Financial Corp 416,531
28,214 (a),(b) AlTi Global, Inc 176,902
22,880 A-Mark Precious Metals, Inc 619,590
18,385 Angel Oak Mortgage REIT, Inc 153,882
187,654 Apollo Commercial Real Estate Finance, Inc 1,869,034
245,394 Arbor Realty Trust, Inc 3,094,418
68,600 Ares Commercial Real Estate Corp 629,062
61,593 ARMOUR Residential REIT, Inc 897,410
81,665 Artisan Partners Asset Management, Inc 2,694,945
28,081 (a) AssetMark Financial Holdings, Inc 671,417
6,149 (a) Atlanticus Holdings Corp 179,920
51,839 (a) Avantax, Inc 1,337,965
197,536 (a) AvidXchange Holdings, Inc 1,706,711
24,979 (b) B Riley Financial, Inc 904,490
82,395 (a),(b) Bakkt Holdings, Inc 83,219

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
36,669 Banco Latinoamericano de Exportaciones S.A. (Class E) $ 827,986
408,389 BGC Group, Inc 2,397,243
227,785 Blackstone Mortgage Trust, Inc 4,544,311
67,529 Bread Financial Holdings, Inc 1,825,309
42,705 Brightsphere Investment Group, Inc 668,760
167,543 BrightSpire Capital, Inc 948,293
94,210 (a) Cannae Holdings, Inc 1,540,333
81,678 (a) Cantaloupe, Inc 537,441
17,461 Cass Information Systems, Inc 660,200
21,379 Chicago Atlantic Real Estate Finance, Inc 301,230
315,405 Chimera Investment Corp 1,513,944
116,295 Claros Mortgage Trust, Inc 1,212,957
35,080 Cohen & Steers, Inc 1,832,579
84,729 Compass Diversified Trust 1,455,644
13,986 (a),(b) Consumer Portfolio Services, Inc 129,371
3,880 Diamond Hill Investment Group, Inc 609,548
32,594 (a) Donnelley Financial Solutions, Inc 1,774,091
70,225 Dynex Capital, Inc 705,059
84,429 Ellington Financial, Inc 1,015,681
39,408 Enact Holdings, Inc 1,086,084
31,275 (a) Encore Capital Group, Inc 1,178,442
39,782 (a) Enova International, Inc 1,586,506
139,921 Essent Group Ltd 6,609,868
87,081 EVERTEC, Inc 2,767,434
12,214 Federal Agricultural Mortgage Corp (FAMC) 1,814,512
65,984 (a) Finance Of America Cos, Inc 68,623
49,807 FirstCash Holdings, Inc 5,424,978
127,235 (a) Flywire Corp 3,421,349
151,090 (a) Forge Global Holdings, Inc 383,769
111,436 Franklin BSP Realty Trust, Inc 1,405,208
55,324 (b) GCM Grosvenor, Inc 445,358
75,993 Granite Point Mortgage Trust, Inc 319,171
65,379 (a) Green Dot Corp 730,937
48,021 Hamilton Lane, Inc 4,039,527
134,566 Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,306,461
32,706 (a) I3 Verticals, Inc 613,238
42,618 (a) International Money Express, Inc 680,183
55,217 Invesco Mortgage Capital, Inc 377,132
109,180 Jackson Financial, Inc 4,007,998
75,821 KKR Real Estate Finance Trust, Inc 791,571
145,853 Ladder Capital Corp 1,474,574
132,956 (a) LendingClub Corp 690,042
15,171 (a) LendingTree, Inc 200,712
42,753 MarketWise, Inc 92,774
650,274 (a) Marqeta, Inc 3,361,917
21,476 Merchants Bancorp 641,918
138,737 MFA Financial, Inc 1,233,372
89,847 Moelis & Co 3,741,229
86,545 (a) Mr Cooper Group, Inc 4,892,389
114,683 Navient Corp 1,824,607
19,244 Nelnet, Inc (Class A) 1,632,084
46,286 (a),(b) NerdWallet, Inc 498,963
114,970 New York Mortgage Trust, Inc 895,616
30,932 (b) NewtekOne, Inc 429,027
10,916 Nexpoint Real Estate Finance, Inc 161,884
108,947 (a) NMI Holdings, Inc 2,979,700
8,575 (a),(b) Ocwen Financial Corp 206,143
126,321 (a) Open Lending Corp 756,663
19,207 (a) OppFi, Inc 42,832
59,624 Orchid Island Capital, Inc 374,439
57,144 P10, Inc 538,296
258,545 (a) Pagseguro Digital Ltd 1,825,328
72,750 Patria Investments Ltd 937,747

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
344,726 (a) Payoneer Global, Inc $ 1,995,964
43,803 (a) Paysafe Ltd 425,765
43,694 (a),(b) Paysign Inc 80,397
34,281 PennyMac Financial Services, Inc 2,303,683
114,743 PennyMac Mortgage Investment Trust 1,451,499
56,705 Perella Weinberg Partners 556,276
23,309 Piper Jaffray Cos 3,259,764
31,220 PJT Partners, Inc 2,446,399
52,853 (a) PRA Group, Inc 650,620
25,156 (a) Priority Technology Holdings Inc 94,335
61,810 (a) PROG Holdings, Inc 1,692,976
208,070 Radian Group, Inc 5,272,494
211,943 Ready Capital Corp 1,998,622
146,876 Redwood Trust, Inc 922,381
9,481 Regional Management Corp 235,698
172,829 (a) Remitly Global, Inc 4,654,285
101,738 (a) Repay Holdings Corp 609,411
28,618 Sculptor Capital Management, Inc 362,018
15,036 (a) Security National Financial Corp 103,899
13,835 Silvercrest Asset Management Group, Inc 245,571
22,951 (a) Star Holdings 262,789
72,708 StepStone Group, Inc 2,057,636
385,941 (a) StoneCo Ltd 3,826,605
24,153 (a) StoneX Group, Inc 2,302,264
4,871 (a),(b) SWK Holdings Corp 78,618
85,847 TPG RE Finance Trust, Inc 473,017
131,098 Two Harbors Investment Corp 1,522,048
94,768 (a),(b) Upstart Holdings, Inc 2,277,275
1,276 (b) Value Line, Inc 52,252
13,428 (a),(b) Velocity Financial, Inc 155,093
36,255 Victory Capital Holdings, Inc 1,068,072
9,081 Virtus Investment Partners, Inc 1,672,993
42,826 Walker & Dunlop, Inc 2,775,125
25,565 Waterstone Financial, Inc 276,102
184,169 (b) WisdomTree, Inc 1,141,848
5,301 (a),(b) World Acceptance Corp 522,785
TOTAL FINANCIAL SERVICES 159,675,413
FOOD, BEVERAGE & TOBACCO - 1 .8%
8,749 Alico, Inc 213,826
97,662 B&G Foods, Inc (Class A) 788,132
79,731 (a),(b) Beyond Meat, Inc 475,994
50,483 (a),(b) BRC, Inc 146,401
22,401 Calavo Growers, Inc 567,641
51,313 Cal-Maine Foods, Inc 2,324,992
6,308 Coca-Cola Consolidated Inc 4,014,474
94,797 Dole plc 1,082,582
56,878 (a) Duckhorn Portfolio, Inc 593,238
6,332 (a),(b) Forafric Global plc 69,905
44,645 Fresh Del Monte Produce, Inc 1,116,125
121,403 (a) Hain Celestial Group, Inc 1,341,503
176,976 (a) Hostess Brands, Inc 5,910,998
19,732 J&J Snack Foods Corp 3,090,229
11,688 John B Sanfilippo & Son, Inc 1,195,215
25,714 Lancaster Colony Corp 4,350,037
23,415 (b) Limoneira Co 334,600
21,228 MGP Ingredients, Inc 2,009,443
63,799 (a) Mission Produce, Inc 600,349
31,422 (a) National Beverage Corp 1,457,352
210,504 Primo Water Corp 2,749,182
7,543 (a) Seneca Foods Corp 412,225
121,838 (a) Simply Good Foods Co 4,543,339
64,749 (a) Sovos Brands, Inc 1,405,701

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
129,933 (a) SunOpta, Inc $ 498,943
69,432 (a) TreeHouse Foods, Inc 2,894,620
22,057 Turning Point Brands, Inc 442,243
30,592 Universal Corp 1,376,640
96,666 Utz Brands, Inc 1,178,359
194,816 Vector Group Ltd 2,002,709
38,670 (a) Vita Coco Co, Inc 1,047,957
37,541 (a) Vital Farms, Inc 415,203
37,505 (a),(b) Westrock Coffee Co 309,041
34,161 (a) Zevia PBC 66,272
TOTAL FOOD, BEVERAGE & TOBACCO 51,025,470
HEALTH CARE EQUIPMENT & SERVICES - 6 .0%
342,623 (a),(b) 23andMe Holding Co 290,236
83,153 (a) Accolade, Inc 540,495
125,546 (a),(b) Accuray, Inc 331,441
129,135 (a) AdaptHealth Corp 946,560
20,910 (a) Addus HomeCare Corp 1,649,799
38,179 (a) Agiliti, Inc 214,948
17,003 (a),(b) AirSculpt Technologies, Inc 102,018
108,331 (a) Alignment Healthcare, Inc 745,317
140,773 (a) Allscripts Healthcare Solutions, Inc 1,856,796
104,285 (a) Alphatec Holdings, Inc 957,336
337,373 (a) American Well Corp 394,726
52,515 (a) AMN Healthcare Services, Inc 3,983,788
51,827 (a) Angiodynamics, Inc 321,327
55,385 (a) Apollo Medical Holdings, Inc 1,728,566
62,786 (a) AtriCure, Inc 2,174,907
1,897 Atrion Corp 648,736
62,533 (a) Avanos Medical, Inc 1,148,106
60,420 (a) Aveanna Healthcare Holdings, Inc 83,380
54,514 (a) Axogen, Inc 204,973
64,561 (a) Axonics, Inc 3,306,169
35,507 (a),(b) Beyond Air, Inc 82,731
238,446 (a) Brookdale Senior Living, Inc 932,324
207,390 (a),(b) Butterfly Network, Inc 175,639
59,508 (a),(b) CareMax, Inc 119,016
33,263 (a) Castle Biosciences, Inc 519,568
237,114 (a) Cerus Corp 331,960
31,337 (a),(b) ClearPoint Neuro, Inc 172,354
162,514 (a) Community Health Systems, Inc 347,780
18,280 (a) Computer Programs & Systems, Inc 257,565
41,244 Conmed Corp 4,019,640
11,920 (a) Corvel Corp 2,311,765
46,184 (a) Cross Country Healthcare, Inc 1,069,621
54,426 (a) CryoLife, Inc 693,387
22,042 (a),(b) Cutera, Inc 68,551
15,323 (a),(b) CVRx, Inc 205,022
61,038 (a) Definitive Healthcare Corp 351,579
97,534 (a) DocGo, Inc 579,352
73,366 Embecta Corp 1,109,294
68,394 (a) Enhabit, Inc 504,064
72,618 Ensign Group, Inc 7,014,899
145,904 (a) Evolent Health, Inc 3,564,435
170,385 (a) Figs, Inc 938,821
27,932 (a) Fulgent Genetics, Inc 668,692
62,620 (a) Glaukos Corp 4,270,684
147,965 (a) Guardant Health, Inc 3,829,334
66,055 (a) Haemonetics Corp 5,629,868
76,936 (a) Health Catalyst, Inc 576,251
111,843 (a) HealthEquity, Inc 8,016,906
32,525 HealthStream, Inc 826,135
164,376 (a) Hims & Hers Health, Inc 982,968

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
70,695 (a) Inari Medical, Inc $ 4,291,893
25,023 (a) InfuSystem Holdings, Inc 239,720
101,415 (a) Inmode Ltd 1,937,026
21,483 (a) Innovage Holding Corp 116,653
32,057 (a) Inogen, Inc 143,295
44,104 (a) Integer Holdings Corp 3,579,922
229,226 (a),(b) Invitae Corp 138,842
9,882 iRadimed Corp 402,593
40,333 (a) iRhythm Technologies, Inc 3,166,947
20,600 (a) Joint Corp 160,886
90,395 (a) Lantheus Holdings, Inc 5,839,517
26,168 LeMaitre Vascular, Inc 1,271,241
144,121 (a),(b) LifeStance Health Group, Inc 840,225
72,716 (a) LivaNova plc 3,566,720
75,200 (a) Merit Medical Systems, Inc 5,169,248
7,010 Mesa Laboratories, Inc 657,748
17,709 (a) ModivCare, Inc 748,028
529,041 (a),(b) Multiplan Corp 894,079
63,975 (a),(b) Nano-X Imaging Ltd 323,074
16,741 National Healthcare Corp 1,127,674
18,823 National Research Corp 795,460
288,147 (a) Neogen Corp 4,290,509
165,655 (a) NeoGenomics, Inc 2,322,483
47,225 (a) Nevro Corp 681,457
74,036 (a) NextGen Healthcare, Inc 1,770,941
59,202 (a) Omnicell, Inc 2,104,039
511,511 (a),(b) Opko Health, Inc 639,389
21,914 (a) OptimizeRx Corp 176,627
225,732 (a) Option Care Health, Inc 6,259,548
99,167 (a) OraSure Technologies, Inc 511,702
5,810 (a) Orchestra BioMed Holdings, Inc 27,249
47,704 (a) Orthofix Medical, Inc 526,652
20,885 (a) OrthoPediatrics Corp 510,847
65,683 (a) Outset Medical, Inc 232,518
95,837 (a) Owens & Minor, Inc 1,373,344
55,335 (a) P3 Health Partners, Inc 79,129
61,370 (a) Paragon 28, Inc 529,623
112,911 Patterson Cos, Inc 3,439,269
112,512 (a) Pediatrix Medical Group, Inc 1,289,388
40,466 (a) Pennant Group, Inc 439,865
34,340 (a) PetIQ, Inc 644,562
69,149 (a) Phreesia, Inc 944,575
145,951 (a) Privia Health Group, Inc 3,067,890
49,020 (a) PROCEPT BioRobotics Corp 1,313,246
103,962 (a) Progyny, Inc 3,208,267
47,757 (a) Pulmonx Corp 419,784
22,441 (a),(b) Pulse Biosciences, Inc 101,433
55,552 (a) Quipt Home Medical Corp 262,761
80,316 (a) RadNet, Inc 2,165,319
47,821 (a),(b) Repro-Med Systems, Inc 108,554
36,806 (a) RxSight, Inc 814,885
5,089 (a),(b) Sanara Medtech, Inc 139,897
73,054 (a) Schrodinger, Inc 1,585,272
140,091 Select Medical Holdings Corp 3,184,268
6,707 (a) Semler Scientific, Inc 195,643
404,354 (a) Sharecare, Inc 424,572
46,870 (a) SI-BONE, Inc 797,259
51,255 (a) Silk Road Medical, Inc 384,925
20,907 Simulations Plus, Inc 737,390
63,910 (a) STAAR Surgical Co 2,672,716
91,708 (a) Surgery Partners, Inc 2,121,206
19,020 (a) SurModics, Inc 560,329
31,396 (a) Tactile Systems Technology, Inc 342,844

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
22,148 (a) Tela Bio, Inc $ 129,344
41,257 (a) TransMedics Group, Inc 1,546,312
61,173 (a) Treace Medical Concepts, Inc 613,565
9,505 (a) UFP Technologies, Inc 1,482,020
19,725 US Physical Therapy, Inc 1,659,070
4,768 Utah Medical Products, Inc 379,151
49,039 (a) Varex Imaging Corp 885,154
98,411 (a) Vicarious Surgical, Inc 40,595
47,009 (a) Viemed Healthcare, Inc 296,627
34,878 (a) Zimvie, Inc 246,239
28,246 (a),(b) Zynex, Inc 250,824
TOTAL HEALTH CARE EQUIPMENT & SERVICES 168,141,697
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
113,730 (a),(b) Beauty Health Co 460,607
176,757 (a) BellRing Brands, Inc 7,729,584
13,300 (a) Central Garden & Pet Co 580,279
53,202 (a) Central Garden and Pet Co (Class A) 2,111,587
68,153 Edgewell Personal Care Co 2,378,540
71,022 (a) elf Beauty, Inc 6,578,768
95,174 Energizer Holdings, Inc 3,005,595
132,163 (a) Herbalife Ltd 1,883,323
24,649 Inter Parfums, Inc 3,133,134
14,608 Medifast, Inc 1,010,289
18,571 (a) Nature's Sunshine Products, Inc 332,421
67,415 Nu Skin Enterprises, Inc (Class A) 1,280,211
6,480 Oil-Dri Corp of America 371,174
14,674 (a) USANA Health Sciences, Inc 668,401
26,105 (a),(b) Waldencast plc 200,486
17,878 WD-40 Co 3,779,409
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 35,503,808
INSURANCE - 2 .0%
59,995 (a) AMBAC Financial Group, Inc 727,739
103,069 American Equity Investment Life Holding Co 5,458,534
24,845 Amerisafe, Inc 1,266,350
40,013 Argo Group International Holdings Ltd 1,193,988
78,595 (a) BRP Group, Inc 1,644,993
153,111 CNO Financial Group, Inc 3,549,113
14,388 Crawford & Co 131,650
21,294 Donegal Group, Inc (Class A) 300,671
34,162 (a) eHealth, Inc 293,110
33,848 Employers Holdings, Inc 1,286,224
15,923 (a) Enstar Group Ltd 3,773,273
24,506 F&G Annuities & Life, Inc 752,089
20,390 (a) Fidelis Insurance Holdings Ltd 288,315
627,889 (a) Genworth Financial, Inc (Class A) 3,761,055
5,436 (a),(b) GoHealth, Inc 76,322
27,891 (a) Goosehead Insurance, Inc 1,809,289
36,612 (a) Greenlight Capital Re Ltd (Class A) 408,224
9,033 (b) HCI Group, Inc 532,676
15,753 (a),(b) Hippo Holdings, Inc 113,422
54,712 Horace Mann Educators Corp 1,736,012
1,606 Investors Title Co 230,959
48,376 James River Group Holdings Ltd 665,170
12,374 (a),(b) Kingsway Financial Services, Inc 95,527
69,511 (a),(b) Lemonade, Inc 760,450
115,265 (a),(b) Maiden Holdings Ltd 189,035
67,349 (a) MBIA, Inc 463,361
36,239 Mercury General Corp 1,119,060
3,051 National Western Life Group, Inc 1,461,124
11,769 (a) NI Holdings, Inc 149,349
194,405 (a) Oscar Health, Inc 995,354

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
32,188 (a) Palomar Holdings, Inc $ 1,611,975
73,221 ProAssurance Corp 1,244,757
18,816 Safety Insurance Group, Inc 1,414,399
79,785 Selective Insurance Group, Inc 8,306,416
185,776 (a) Selectquote, Inc 245,224
118,247 (a) SiriusPoint Ltd 1,164,733
31,980 (a) Skyward Specialty Insurance Group, Inc 900,237
36,378 Stewart Information Services Corp 1,588,627
33,806 Tiptree, Inc 510,809
53,206 (a),(b) Trupanion, Inc 1,096,044
28,478 United Fire Group, Inc 573,547
26,792 (a),(b) United Insurance Holdings Corp 200,672
36,061 Universal Insurance Holdings, Inc 564,715
TOTAL INSURANCE 54,654,593
MATERIALS - 4 .4%
52,114 (a),(b) 5E Advanced Materials, Inc 117,257
35,671 AdvanSix, Inc 982,736
172,056 (a) Allegheny Technologies, Inc 6,498,555
16,445 Alpha Metallurgical Resources, Inc 3,617,242
38,046 American Vanguard Corp 356,111
61,993 (a) Aspen Aerogels, Inc 478,586
118,978 Avient Corp 3,762,084
42,585 Balchem Corp 4,950,080
73,337 Cabot Corp 4,875,444
22,143 (b) Caledonia Mining Corp plc 245,123
64,059 Carpenter Technology Corp 4,017,780
74,026 (a) Century Aluminum Co 489,312
9,816 Chase Corp 1,247,221
22,616 (a) Clearwater Paper Corp 764,647
432,692 (a) Coeur Mining, Inc 1,086,057
155,963 Commercial Metals Co 6,595,675
46,667 Compass Minerals International, Inc 1,149,875
169,688 (a) Constellium SE 2,681,070
5,048 (a),(b) Contango ORE, Inc 86,068
10,158 (a) Core Molding Technologies, Inc 259,842
71,181 (a) Dakota Gold Corp 205,001
126,852 (a),(b) Danimer Scientific, Inc 181,398
125,316 (a) Ecovyst, Inc 1,152,907
35,238 FutureFuel Corp 230,809
60,484 (a) Glatfelter Corp 104,637
32,487 Greif, Inc (Class A) 2,062,925
5,612 Greif, Inc (Class B) 359,505
72,378 H.B. Fuller Co 4,787,805
25,598 Hawkins, Inc 1,470,093
17,167 Haynes International, Inc 738,610
811,417 Hecla Mining Co 3,302,467
262,037 (a),(b) i-80 Gold Corp 366,852
49,392 (a) Ingevity Corp 1,989,510
32,920 Innospec, Inc 3,226,160
15,133 (a) Intrepid Potash, Inc 300,995
75,603 (a) Ivanhoe Electric, Inc 774,175
20,890 Kaiser Aluminum Corp 1,186,552
74,257 (a) Knife River Corp 3,736,612
27,522 Koppers Holdings, Inc 1,006,480
30,976 Kronos Worldwide, Inc 213,734
239,215 (a),(b) Livent Corp 3,490,147
67,580 (a) LSB Industries, Inc 615,654
27,025 Materion Corp 2,620,885
42,432 Minerals Technologies, Inc 2,293,874
49,769 Myers Industries, Inc 834,626
316,804 (a) Novagold Resources, Inc 1,115,150
206,853 (a) O-I Glass, Inc 3,195,879

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
13,023 Olympic Steel, Inc $ 661,178
136,132 (a),(b) Origin Materials, Inc 134,566
73,571 Orion S.A. 1,493,491
47,263 Pactiv Evergreen, Inc 407,407
210,291 (a) Perimeter Solutions S.A. 672,931
51,867 (a),(b) Perpetua Resources Corp 187,240
24,661 (a) Piedmont Lithium, Inc 677,438
42,861 (a) PolyMet Mining Corp 90,008
154,758 (a),(b) PureCycle Technologies, Inc 688,673
18,560 Quaker Chemical Corp 2,667,443
31,252 Ramaco Resources, Inc 368,149
6,249 Ramaco Resources, Inc 78,175
59,396 (a) Ranpak Holdings Corp 187,691
83,699 (a) Rayonier Advanced Materials, Inc 231,846
32,360 Ryerson Holding Corp 940,058
34,222 Schnitzer Steel Industries, Inc (Class A) 777,182
73,697 Schweitzer-Mauduit International, Inc 965,431
55,803 Sensient Technologies Corp 3,148,405
28,624 Stepan Co 2,141,075
159,149 (a) Summit Materials, Inc 5,236,002
105,905 SunCoke Energy, Inc 1,007,157
48,554 Sylvamo Corp 2,150,942
58,512 (a) TimkenSteel Corp 1,189,549
45,315 Tredegar Corp 203,011
56,113 Trimas Corp 1,358,496
45,233 Trinseo plc 279,992
158,428 Tronox Holdings plc 1,693,595
2,821 United States Lime & Minerals, Inc 558,530
3,773 Valhi, Inc 42,107
67,853 Warrior Met Coal, Inc 3,306,477
39,989 Worthington Industries, Inc 2,464,122
TOTAL MATERIALS 121,832,574
MEDIA & ENTERTAINMENT - 1 .8%
119,692 (a) Advantage Solutions, Inc 275,292
43,573 (a) AMC Networks, Inc 514,161
14,745 (a) Atlanta Braves Holdings, Inc 558,983
61,355 (a) Atlanta Braves Holdings, Inc 2,133,927
30,157 (a) Boston Omaha Corp 429,134
131,456 (a) Bumble, Inc 1,766,769
36,340 (a),(b) Cardlytics, Inc 450,253
129,112 (a) Cargurus, Inc 2,224,600
89,483 (a) Cars.com, Inc 1,362,826
146,091 (a) Cinemark Holdings, Inc 2,409,041
514,235 (a) Clear Channel Outdoor Holdings, Inc 565,658
1,684 (a) Daily Journal Corp 489,859
59,741 (a) DHI Group, Inc 163,690
19,910 (a),(b) Emerald Holding, Inc 99,152
78,289 Entravision Communications Corp (Class A) 280,275
98,239 (a) Eventbrite, Inc 813,419
27,255 (a) EverQuote, Inc 234,120
77,470 (a) EW Scripps Co (Class A) 423,761
382,380 (a),(b) fuboTV, Inc 925,360
12,214 (a) Gambling.com Group Ltd 158,293
167,034 (a) Gannett Co, Inc 390,860
111,923 Gray Television, Inc 729,738
54,843 (a),(b) Grindr, Inc 326,316
147,651 (a) iHeartMedia, Inc 346,980
60,717 (a) IMAX Corp 1,105,657
64,832 (a) Integral Ad Science Holding Corp 744,271
57,467 John Wiley & Sons, Inc (Class A) 1,739,526
78,321 (a),(b) Lions Gate Entertainment Corp (Class A) 615,603
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,191,683

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
49,397 (a) Loop Media, Inc $ 14,780
58,278 (a) Madison Square Garden Entertainment Corp 1,776,313
179,136 (a) Magnite, Inc 1,189,463
33,377 (b) Marcus Corp 518,679
30,198 (a) MediaAlpha, Inc 310,435
197,881 (a) Nextdoor Holdings, Inc 360,143
55,980 (a) Outbrain, Inc 239,035
110,418 (a) Playstudios, Inc 312,483
52,076 (a) PubMatic, Inc 586,896
72,007 (a) QuinStreet, Inc 814,399
28,672 (a),(b) Reservoir Media, Inc 161,423
36,853 Scholastic Corp 1,359,876
32,860 Shutterstock, Inc 1,336,745
44,646 (b) Sinclair, Inc 485,302
33,548 (a) Sphere Entertainment Co 1,104,065
107,400 (a) Stagwell, Inc 442,488
34,112 (a),(b) System1, Inc 39,570
34,289 (a) TechTarget, Inc 863,397
265,903 TEGNA, Inc 3,858,252
40,670 (a) Thryv Holdings, Inc 708,878
15,132 Townsquare Media, Inc 130,135
129,623 (a) TrueCar, Inc 237,210
11,707 (a) Urban One, Inc 63,569
14,859 (a) Urban One, Inc 78,901
201,481 (a) Vimeo, Inc 620,561
34,551 (a) Vivid Seats, Inc 203,160
62,325 (a) WideOpenWest, Inc 438,768
90,709 (a) Yelp, Inc 3,827,013
62,575 (a) Ziff Davis, Inc 3,783,284
92,415 (a) ZipRecruiter, Inc 984,220
TOTAL MEDIA & ENTERTAINMENT 50,318,650
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .3%
68,049 (a),(b) 2seventy bio, Inc 166,040
52,932 (a) 4D Molecular Therapeutics, Inc 568,490
78,176 (a) 89bio, Inc 578,502
20,225 (a) Aadi Bioscience, Inc 88,585
158,741 (a) Acadia Pharmaceuticals, Inc 3,582,784
44,936 (a),(b) ACELYRIN, Inc 457,673
94,576 (a) Aclaris Therapeutics, Inc 470,988
11,821 (a) Acrivon Therapeutics, Inc 61,942
35,556 (a),(b) Actinium Pharmaceuticals, Inc 198,402
155,076 (a) Adaptive Biotechnologies Corp 688,537
39,462 (a),(b) Adicet Bio, Inc 52,090
277,886 (a) ADMA Biologics, Inc 939,255
12,452 (a) Aerovate Therapeutics, Inc 132,116
466,802 (a) Agenus, Inc 373,442
75,089 (a) Agios Pharmaceuticals, Inc 1,577,620
67,303 (a) Akero Therapeutics, Inc 802,252
21,951 (a),(b) Akoya Biosciences, Inc 76,828
62,944 (a) Aldeyra Therapeutics, Inc 107,634
86,500 (a) Alector, Inc 449,800
221,150 (a) Alkermes plc 5,349,618
90,402 (a) Allakos, Inc 172,668
108,997 (a),(b) Allogene Therapeutics, Inc 307,372
57,580 (a),(b) Allovir, Inc 86,370
43,250 (a) Alpine Immune Sciences, Inc 442,880
67,327 (a) Altimmune, Inc 162,258
30,055 (a),(b) ALX Oncology Holdings, Inc 216,396
378,063 (a) Amicus Therapeutics, Inc 4,147,351
160,344 (a) Amneal Pharmaceuticals, Inc 620,531
50,958 (a) Amphastar Pharmaceuticals, Inc 2,306,869
68,570 (a) Amylyx Pharmaceuticals, Inc 1,118,377

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
23,713 (a) AnaptysBio, Inc $ 386,759
91,173 (a),(b) Anavex Life Sciences Corp 508,745
19,572 (a) ANI Pharmaceuticals, Inc 1,208,375
20,311 (a) Anika Therapeutics, Inc 396,064
62,371 (a) Annexon, Inc 141,582
17,646 (a) Apogee Therapeutics, Inc 303,158
169,888 (a),(b) Arbutus Biopharma Corp 310,895
49,009 (a) Arcellx, Inc 1,727,567
30,817 (a) Arcturus Therapeutics Holdings, Inc 588,605
69,500 (a) Arcus Biosciences, Inc 1,091,845
69,779 (a) Arcutis Biotherapeutics, Inc 157,003
266,544 (a) Ardelyx, Inc 1,052,849
132,768 (a) Arrowhead Pharmaceuticals, Inc 3,264,765
67,364 (a) Arvinas, Inc 1,085,908
120,384 (a) Assertio Holdings, Inc 258,826
34,858 (a),(b) Astria Therapeutics, Inc 173,941
132,865 (a) Atara Biotherapeutics, Inc 171,396
105,147 (a) Atea Pharmaceuticals, Inc 341,728
37,316 (a) Aura Biosciences, Inc 304,499
172,857 (a) Aurinia Pharmaceuticals, Inc 1,268,770
83,065 (a) Avid Bioservices, Inc 510,850
92,760 (a) Avidity Biosciences, Inc 477,714
34,057 (a),(b) Avita Medical, Inc 317,071
46,101 (a),(b) Axsome Therapeutics, Inc 2,871,170
92,847 (a),(b) Beam Therapeutics, Inc 1,962,786
60,363 (a) BioAtla, Inc 88,734
252,684 (a) BioCryst Pharmaceuticals, Inc 1,387,235
76,176 (a) Biohaven Ltd 2,019,426
47,217 (a) BioLife Solutions, Inc 476,892
26,928 (a),(b) Biomea Fusion, Inc 275,204
18,644 (a),(b) Biote Corp 99,373
14,808 (a),(b) Bioxcel Therapeutics Inc 59,454
150,690 (a),(b) Bluebird Bio, Inc 444,535
80,387 (a) Blueprint Medicines Corp 4,731,579
151,761 (a) Bridgebio Pharma, Inc 3,951,856
82,701 (a),(b) Bright Green Corp 30,120
46,461 (a),(b) Cabaletta Bio, Inc 662,534
59,968 (a) Cara Therapeutics, Inc 77,359
70,175 (a) CareDx, Inc 379,647
101,292 (a) Caribou Biosciences, Inc 367,690
36,524 (b) Carisma Therapeutics, Inc 109,572
49,120 (a),(b) Cassava Sciences, Inc 989,768
128,361 (a) Catalyst Pharmaceuticals, Inc 1,592,960
23,416 (a) Celcuity, Inc 249,380
60,600 (a) Celldex Therapeutics, Inc 1,425,312
26,194 (a) Century Therapeutics, Inc 40,077
83,617 (a) Cerevel Therapeutics Holdings, Inc 1,977,542
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
164,649 (a),(b) Citius Pharmaceuticals, Inc 123,915
89,565 (a) Codexis, Inc 148,678
109,291 (a) Cogent Biosciences, Inc 891,815
135,056 (a) Coherus Biosciences, Inc 452,438
46,249 (a) Collegium Pharmaceutical, Inc 1,006,378
124,245 (a),(b) Compass Therapeutics, Inc 223,641
104,665 (a) Corcept Therapeutics, Inc 2,938,993
60,777 (a),(b) CorMedix, Inc 211,504
87,150 (a) Crinetics Pharmaceuticals, Inc 2,552,623
54,560 (a) CryoPort, Inc 529,232
47,316 (a) Cue Biopharma, Inc 99,364
34,937 (a) Cullinan Oncology, Inc 325,962
126,752 (a) Cymabay Therapeutics, Inc 2,076,198
159,879 (a) Cytek Biosciences, Inc 673,091
123,328 (a) Cytokinetics, Inc 4,299,214

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
84,682 (a) Day One Biopharmaceuticals, Inc $ 1,001,788
68,586 (a) Deciphera Pharmaceuticals, Inc 822,346
159,902 (a) Denali Therapeutics, Inc 3,010,955
47,309 (a) Design Therapeutics, Inc 96,510
11,903 (a),(b) Disc Medicine, Inc 545,276
169,096 (a) Dynavax Technologies Corp 2,402,854
57,715 (a) Dyne Therapeutics, Inc 406,891
14,382 (a) Eagle Pharmaceuticals, Inc 197,465
58,283 (a) Edgewise Therapeutics, Inc 373,011
111,593 (a) Editas Medicine, Inc 745,441
56,201 (a),(b) Emergent Biosolutions, Inc 117,460
26,286 (a) Enanta Pharmaceuticals, Inc 237,100
31,703 (a),(b) Enliven Therapeutics, Inc 392,800
29,191 (a),(b) Entrada Therapeutics, Inc 467,348
433,314 (a) EQRx, Inc 944,625
122,126 (a) Erasca, Inc 282,111
55,974 (a) Evolus, Inc 425,402
38,852 (a),(b) Eyenovia, Inc 50,508
35,581 (a) EyePoint Pharmaceuticals, Inc 214,198
113,106 (a) Fate Therapeutics, Inc 204,722
24,461 (a),(b) Fennec Pharmaceuticals, Inc 168,292
83,092 (a),(b) FibroGen, Inc 44,953
28,008 (a),(b) Foghorn Therapeutics, Inc 93,827
18,565 (a) Genelux Corp 269,378
64,890 (a) Generation Bio Co 60,886
673,923 (a) Geron Corp 1,280,454
38,589 (a) Graphite Bio, Inc 96,087
121,020 (a),(b) Gritstone bio, Inc 229,938
172,567 (a) Halozyme Therapeutics, Inc 5,844,844
44,397 (a) Harmony Biosciences Holdings, Inc 1,045,105
39,598 (a),(b) Harrow Health, Inc 567,637
52,517 (a) Harvard Bioscience, Inc 230,550
91,752 (a),(b) Heron Therapeutics, Inc 58,437
28,832 (a) HilleVax, Inc 317,152
80,338 (a),(b) Humacyte, Inc 170,317
37,494 (a),(b) Icosavax, Inc 230,588
70,213 (a) Ideaya Biosciences, Inc 1,907,687
6,816 (a),(b) IGM Biosciences, Inc 26,855
29,269 (a),(b) Ikena Oncology, Inc 117,954
27,824 (a),(b) Immuneering Corp 195,603
150,950 (a),(b) ImmunityBio, Inc 473,983
317,106 (a) Immunogen, Inc 4,712,195
70,690 (a) Immunovant, Inc 2,336,304
46,546 (a) Inhibrx, Inc 720,067
78,019 (a) Innoviva, Inc 968,216
46,180 (a) Inozyme Pharma, Inc 137,155
174,078 (a) Insmed, Inc 4,362,395
116,753 (a) Intellia Therapeutics, Inc 2,924,663
54,769 (a) Intercept Pharmaceuticals, Inc 1,036,777
124,167 (a) Intra-Cellular Therapies, Inc 6,178,550
309,838 (a) Iovance Biotherapeutics, Inc 1,183,581
189,169 (a) Ironwood Pharmaceuticals, Inc 1,696,846
33,162 (a) iTeos Therapeutics, Inc 333,610
21,259 (a),(b) Janux Therapeutics, Inc 136,483
32,824 (a) KalVista Pharmaceuticals, Inc 278,676
153,723 (a) Karyopharm Therapeutics, Inc 133,739
30,428 (a) Keros Therapeutics, Inc 868,415
97,211 (a) Kezar Life Sciences, Inc 70,099
43,001 (a) Kiniksa Pharmaceuticals Ltd 655,765
46,566 (a) Kodiak Sciences, Inc 67,521
28,476 (a) Krystal Biotech, Inc 3,327,990
95,283 (a) Kura Oncology, Inc 805,141
52,958 (a) Kymera Therapeutics, Inc 618,020

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
35,655 (a) Larimar Therapeutics, Inc $ 104,469
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 156,525
22,292 (a) Ligand Pharmaceuticals, Inc (Class B) 1,165,649
176,749 (a),(b) Lineage Cell Therapeutics, Inc 201,494
63,413 (a) Liquidia Corp 412,819
21,463 (a) Longboard Pharmaceuticals, Inc 116,222
242,546 (a),(b) Lyell Immunopharma, Inc 401,414
82,092 (a) MacroGenics, Inc 428,520
17,819 (a) Madrigal Pharmaceuticals, Inc 2,341,060
346,252 (a) MannKind Corp 1,485,421
67,798 (a),(b) Marinus Pharmaceuticals, Inc 470,518
121,346 (a) MaxCyte, Inc 359,184
44,655 (a) MeiraGTx Holdings plc 201,841
13,719 (a),(b) Merrimack Pharmaceuticals, Inc 167,783
65,881 (a) Mersana Therapeutics, Inc 78,398
155,997 (a) MiMedx Group, Inc 1,023,340
18,940 (a) Mineralys Therapeutics, Inc 146,406
33,475 (a) Mirum Pharmaceuticals, Inc 918,219
41,302 (a),(b) Monte Rosa Therapeutics, Inc 140,427
46,453 (a) Morphic Holding, Inc 926,737
109,125 (a) Myriad Genetics, Inc 1,700,167
65,874 (a),(b) NanoString Technologies, Inc 90,906
66,458 (a) Nautilus Biotechnology, Inc 170,132
54,749 (a) NGM Biopharmaceuticals, Inc 46,531
45,244 (a),(b) Nkarta, Inc 91,845
118,317 (a),(b) Novavax, Inc 787,991
62,887 (a) Nurix Therapeutics, Inc 351,538
31,071 (a) Nuvalent, Inc 1,618,488
198,189 (a) Nuvation Bio, Inc 190,975
9,280 (a) Nuvectis Pharma, Inc 83,056
11,704 (a),(b) Ocean Biomedical, Inc 19,663
110,944 (a) Ocular Therapeutix, Inc 316,190
36,652 (a) Olema Pharmaceuticals, Inc 487,105
33,248 (a),(b) Omega Therapeutics, Inc 45,550
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,255 (a) OmniAb, Inc 574,460
102,190 (a),(b) Optinose, Inc 115,475
99,130 (a),(b) Organogenesis Holdings, Inc 222,051
53,148 (a) ORIC Pharmaceuticals, Inc 356,092
82,414 (a),(b) Ovid therapeutics, Inc 292,570
340,184 (a) Pacific Biosciences of California, Inc 2,102,337
61,624 (a) Pacira BioSciences, Inc 1,741,494
38,199 (a),(b) PDS Biotechnology Corp 159,290
13,643 (a),(b) PepGen, Inc 69,852
41,651 (a),(b) Phathom Pharmaceuticals, Inc 387,354
28,478 Phibro Animal Health Corp 310,980
76,493 (a) Pliant Therapeutics, Inc 1,122,152
52,216 (a) PMV Pharmaceuticals, Inc 78,846
115,504 (a) Point Biopharma Global, Inc 1,462,281
93,312 (a) Poseida Therapeutics, Inc 188,490
185,473 (a),(b) Precigen, Inc 209,584
13,804 (a),(b) Prelude Therapeutics, Inc 23,329
66,237 (a) Prestige Consumer Healthcare, Inc. 3,931,828
53,396 (a),(b) Prime Medicine, Inc 346,540
46,942 (a),(b) ProKidney Corp 76,515
77,065 (a) Protagonist Therapeutics, Inc 1,120,525
74,027 (a),(b) Protalix BioTherapeutics, Inc 123,625
54,290 (a) Prothena Corp plc 1,979,413
92,197 (a) PTC Therapeutics, Inc 1,728,694
47,125 (a) Quanterix Corp 1,023,555
130,597 (a),(b) Quantum-Si, Inc 156,716
41,950 (a),(b) Rallybio Corp 176,190

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
39,628 (a) RAPT Therapeutics, Inc $ 521,108
185,352 (a),(b) Recursion Pharmaceuticals, Inc 978,659
53,294 (a) REGENXBIO, Inc 686,960
122,162 (a) Relay Therapeutics, Inc 806,269
13,526 (a),(b) Reneo Pharmaceuticals, Inc 109,425
56,659 (a) Replimune Group, Inc 825,522
112,002 (a) Revance Therapeutics, Inc 883,696
133,759 (a) REVOLUTION Medicines, Inc 2,648,428
65,834 (a) Rhythm Pharmaceuticals, Inc 1,521,424
242,444 (a) Rigel Pharmaceuticals, Inc 195,725
75,184 (a) Rocket Pharmaceuticals, Inc 1,360,830
71,611 (a) Sage Therapeutics, Inc 1,341,274
7,575 (a),(b) Sagimet Biosciences, Inc 27,724
127,192 (a),(b) Sana Biotechnology, Inc 376,488
233,110 (a) Sangamo Therapeutics Inc 146,906
122,409 (a),(b) Savara, Inc 448,017
58,598 (a) Scholar Rock Holding Corp 689,112
39,230 (a),(b) scPharmaceuticals, Inc 209,881
81,550 (a) Seer, Inc 133,742
159,741 (a),(b) Selecta Biosciences, Inc 199,676
132,061 (a) Seres Therapeutics, Inc 202,053
48,739 (b) SIGA Technologies, Inc 248,569
33,145 (a),(b) Silverback Therapeutics, Inc 118,328
208,538 (a) SomaLogic, Inc 465,040
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 161,242
78,987 (a) SpringWorks Therapeutics, Inc 1,808,802
37,455 (a),(b) Stoke Therapeutics, Inc 142,704
157,458 (a),(b) Summit Therapeutics, Inc 305,469
65,592 (a) Supernus Pharmaceuticals, Inc 1,564,369
88,668 (a) Sutro Biopharma, Inc 243,837
89,185 (a) Syndax Pharmaceuticals, Inc 1,255,725
57,185 (a),(b) Tango Therapeutics, Inc 480,354
10,807 (a) Taro Pharmaceutical Industries Ltd 367,006
32,008 (a) Tarsus Pharmaceuticals, Inc 455,794
62,367 (a) Tenaya Therapeutics, Inc 113,508
58,306 (a),(b) Terns Pharmaceuticals, Inc 306,690
174,800 (a) TG Therapeutics, Inc 1,351,204
76,108 (a),(b) Theravance Biopharma, Inc 718,460
29,669 (a) Theseus Pharmaceuticals, Inc 68,239
26,824 (a) Third Harmonic Bio, Inc 171,674
98,440 (a) Travere Therapeutics, Inc 637,891
57,709 (a),(b) Trevi Therapeutics, Inc 102,722
76,783 (a) Twist Bioscience Corp 1,210,100
18,400 (a),(b) Tyra Biosciences, Inc 213,440
26,820 (a) UroGen Pharma Ltd 300,652
77,049 (a) Vanda Pharmaceuticals, Inc 337,475
124,500 (a) Vaxcyte, Inc 5,988,450
58,029 (a),(b) Vaxxinity, Inc 66,733
60,524 (a) Ventyx Biosciences, Inc 872,756
45,877 (a) Vera Therapeutics, Inc 478,038
98,673 (a) Veracyte, Inc 2,044,505
63,230 (a) Vericel Corp 2,224,431
28,476 (a),(b) Verrica Pharmaceuticals, Inc 104,792
68,915 (a),(b) Verve Therapeutics, Inc 829,737
22,032 (a),(b) Vigil Neuroscience, Inc 154,224
122,665 (a) Viking Therapeutics, Inc 1,203,344
113,567 (a) Vir Biotechnology, Inc 900,586
57,193 (a) Viridian Therapeutics, Inc 714,913
51,509 (a) Vor BioPharma, Inc 94,261
42,867 (a) Voyager Therapeutics, Inc 281,636
80,574 (a),(b) WaVe Life Sciences Ltd 433,488
167,362 (a) X4 Pharmaceuticals, Inc 133,973
78,294 (a) Xencor, Inc 1,358,401

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
185,451 (a) Xeris Biopharma Holdings, Inc $ 339,375
9,988 (a),(b) XOMA Corp 188,274
50,449 (a) Y-mAbs Therapeutics, Inc 269,398
78,566 (a) Zentalis Pharmaceuticals, Inc 1,285,340
47,316 (a),(b) Zevra Therapeutics, Inc 211,976
9,903 (a) Zura Bio Ltd 46,544
72,589 (a),(b) Zymeworks, Inc 509,575
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 230,651,950
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .7%
2,110 (a) American Realty Investors, Inc 26,481
145,823 (a) Anywhere Real Estate, Inc 680,993
370,576 (a) Compass, Inc 733,740
224,697 (a) Cushman & Wakefield plc 1,656,017
213,981 DigitalBridge Group, Inc 3,391,599
122,458 Douglas Elliman, Inc 216,751
94,388 (b) eXp World Holdings, Inc 1,252,529
24,714 (a) Forestar Group, Inc 586,958
8,758 (a) FRP Holdings, Inc 471,093
156,285 Kennedy-Wilson Holdings, Inc 2,011,388
32,091 Marcus & Millichap, Inc 921,012
9,874 (a) Maui Land & Pineapple Co, Inc 144,555
183,117 Newmark Group, Inc 1,038,273
723,799 (a) Opendoor Technologies, Inc 1,375,218
23,741 Re/Max Holdings, Inc 255,453
140,835 (a),(b) Redfin Corp 656,291
20,152 RMR Group, Inc 453,823
45,270 St. Joe Co 2,111,393
8,230 (a) Stratus Properties, Inc 211,264
28,670 (a) Tejon Ranch Co 444,958
1,691 (a) Transcontinental Realty Investors, Inc 51,373
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,691,162
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .8%
64,940 (a) ACM Research, Inc 883,184
32,803 (a) Aehr Test Systems 772,839
30,740 (a) Alpha & Omega Semiconductor Ltd 729,153
51,167 (a) Ambarella, Inc 2,302,003
135,002 Amkor Technology, Inc 2,816,142
28,637 (a),(b) Atomera, Inc 183,277
43,738 (a) Axcelis Technologies, Inc 5,576,595
29,150 (a) Ceva, Inc 500,505
16 (a),(c) China Energy Savings Technology, Inc 0
62,303 (a) Cohu, Inc 1,877,812
128,291 (a) Credo Technology Group Holding Ltd 1,824,298
59,660 (a) Diodes, Inc 3,882,673
103,676 (a) Formfactor, Inc 3,512,543
37,652 (a) Ichor Holdings Ltd 913,438
31,050 (a) Impinj, Inc 2,006,141
185,634 (a),(b) indie Semiconductor, Inc 907,750
14,287 (a) inTEST Corp 184,731
72,576 Kulicke & Soffa Industries, Inc 3,019,887
72,120 (a) MACOM Technology Solutions Holdings, Inc 5,087,345
39,710 (a),(b) Maxeon Solar Technologies Ltd 247,790
100,110 (a) MaxLinear, Inc 1,521,672
147,697 (a) Navitas Semiconductor Corp 773,932
6,396 NVE Corp 434,928
65,325 (a) Onto Innovation, Inc 7,340,570
41,128 (a) PDF Solutions, Inc 1,091,126
81,550 (a) Photronics, Inc 1,497,258
75,282 Power Integrations, Inc 5,219,301
145,456 (a) Rambus, Inc 7,902,624
83,369 (a) Semtech Corp 1,163,831

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
42,027 (a) Silicon Laboratories, Inc $ 3,874,049
22,536 (a) SiTime Corp 2,249,093
23,864 (a),(b) SkyWater Technology, Inc 117,650
65,804 (a) SMART Global Holdings, Inc 901,515
52,293 (a) Synaptics, Inc 4,374,832
29,962 (a),(b) Transphorm, Inc 78,201
58,055 (a) Ultra Clean Holdings 1,385,192
66,049 (a) Veeco Instruments, Inc 1,581,213
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 78,735,093
SOFTWARE & SERVICES - 5 .9%
152,114 (a) 8x8, Inc 362,031
94,696 A10 Networks, Inc 1,029,346
146,261 (a) ACI Worldwide, Inc 2,979,337
137,174 Adeia, Inc 1,156,377
26,116 (a) Agilysys, Inc 2,240,492
63,124 (a) Alarm.com Holdings, Inc 3,227,530
52,968 (a) Alkami Technology, Inc 950,776
70,852 (a) Altair Engineering, Inc 4,401,326
42,572 American Software, Inc (Class A) 467,015
91,578 (a) Amplitude, Inc 912,117
25,423 (a) Appfolio, Inc 4,768,592
53,881 (a) Appian Corp 2,126,144
92,399 (a),(b) Applied Digital Corp 450,907
102,748 (a) Asana, Inc 1,897,756
25,633 (a) Asure Software, Inc 216,855
206,601 (a) AvePoint, Inc 1,547,442
37,314 (a),(b) BigBear.ai Holdings, Inc 47,389
92,493 (a) BigCommerce Holdings, Inc 822,263
99,394 (a),(b) Bit Digital, Inc 208,727
57,403 (a) Blackbaud, Inc 3,754,156
75,839 (a) BlackLine, Inc 3,723,695
186,829 (a) Box, Inc 4,644,569
68,736 (a) Braze, Inc 2,926,779
52,707 (a) Brightcove, Inc 162,338
80,324 (a),(b) C3.ai, Inc 1,959,906
52,144 (a) Cerence, Inc 798,325
54,565 (a),(b) Cipher Mining, Inc 181,701
149,180 (a) Cleanspark, Inc 611,638
107,648 Clear Secure, Inc 1,810,639
57,904 (a) Commvault Systems, Inc 3,784,026
25,464 (a) Consensus Cloud Solutions, Inc 549,768
9,622 (a),(b) CoreCard Corp 205,622
45,997 (a) Couchbase, Inc 715,713
31,049 (a) CS Disco, Inc 174,185
18,216 (a),(b) Digimarc Corp 472,523
127,855 (a) Digital Turbine, Inc 606,033
84,338 (a),(b) DigitalOcean Holdings, Inc 1,725,556
41,771 (a) Domo, Inc 340,851
229,054 (a) E2open Parent Holdings, Inc 661,966
36,372 (b) Ebix, Inc 221,505
32,005 (a) eGain Corp 192,670
50,931 (a),(b) Enfusion, Inc 422,727
65,018 (a) EngageSmart, Inc 1,472,658
67,418 (a) Envestnet, Inc 2,494,466
53,665 (a) Everbridge, Inc 1,106,036
33,468 (a) EverCommerce, Inc 320,623
74,393 (a) Expensify, Inc 198,629
155,566 (a) Fastly, Inc 2,282,153
214,627 (a) Freshworks, Inc 3,850,408
72,683 (a) Grid Dynamics Holdings, Inc 737,006
32,648 Hackett Group, Inc 727,724
14,547 (a) IBEX Holdings Ltd 237,407

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
49,632 Information Services Group, Inc $ 201,506
23,999 (a) Instructure Holdings, Inc 591,095
29,665 (a) Intapp, Inc 1,014,543
35,973 InterDigital, Inc 2,706,968
93,971 (a) Jamf Holding Corp 1,509,174
113,547 (a),(b) Kaltura, Inc 195,301
97,810 (a) Liveperson, Inc 258,218
88,695 (a) LiveRamp Holdings, Inc 2,453,304
30,504 (a) LiveVox Holdings, Inc 110,119
219,175 (a),(b) Marathon Digital Holdings, Inc 1,930,932
341,827 (a),(b) Matterport, Inc 697,327
34,938 (a) MeridianLink, Inc 573,682
14,559 (a),(b) MicroStrategy, Inc (Class A) 6,164,135
59,675 (a) Mitek Systems, Inc 637,329
51,523 (a) Model N, Inc 1,241,704
94,122 (a) N-able, Inc 1,219,821
74,973 (a),(b) NextNav, Inc 349,374
139,279 (a) Olo, Inc 711,716
49,611 ON24, Inc 305,108
53,118 (a) OneSpan, Inc 419,632
118,926 (a),(b) PagerDuty, Inc 2,398,737
44,833 (a) Perficient, Inc 2,608,832
75,674 (a) PowerSchool Holdings, Inc 1,507,426
57,964 Progress Software Corp 2,978,190
60,276 (a) PROS Holdings, Inc 1,877,597
74,795 (a) Q2 Holdings, Inc 2,246,094
49,604 (a) Qualys, Inc 7,586,932
79,327 (a) Rapid7, Inc 3,687,912
68,658 (a) Rimini Street, Inc 148,988
221,234 (a),(b) Riot Platforms, Inc 2,163,669
39,607 Sapiens International Corp NV 1,009,979
41,848 (a) SEMrush Holdings, Inc 338,132
67,188 (a) SolarWinds Corp 618,801
190,276 (a),(b) SoundHound AI, Inc 302,539
11,953 (a) SoundThinking, Inc 180,371
138,689 (a) Sprinklr, Inc 1,884,784
64,352 (a) Sprout Social, Inc 2,785,155
48,974 (a) SPS Commerce, Inc 7,852,491
60,438 (a) Squarespace, Inc 1,717,044
151,344 (a) Tenable Holdings, Inc 6,373,096
183,601 (a),(b) Terawulf, Inc 203,797
124,531 (a) Thoughtworks Holding, Inc 422,160
13,579 (a),(b) Tucows, Inc 229,349
93,710 (a) Unisys Corp 260,514
144,012 (a) Varonis Systems, Inc 4,844,564
84,018 (a) Verint Systems, Inc 1,580,379
17,360 (a) Viant Technology, Inc 93,570
43,626 (a) Weave Communications, Inc 312,362
65,245 (a) Workiva, Inc 5,682,187
58,016 (a) Xperi, Inc 492,556
133,360 (a) Yext, Inc 804,161
181,598 (a) Zeta Global Holdings Corp 1,416,464
173,357 (a) Zuora, Inc 1,284,575
TOTAL SOFTWARE & SERVICES 165,070,818
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .1%
30,205 (a),(b) 908 Devices, Inc 179,116
103,824 ADTRAN Holdings, Inc 682,124
49,781 Advanced Energy Industries, Inc 4,343,890
136,154 (a),(b) Aeva Technologies, Inc 67,805
95,939 (a),(b) Akoustis Technologies, Inc 48,641
109,972 (a) Arlo Technologies, Inc 933,662
15,093 (a) Aviat Networks, Inc 402,983

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
43,534 (a) Avid Technology, Inc $ 1,176,289
39,008 Badger Meter, Inc 5,404,558
13,903 Bel Fuse, Inc (Class B) 753,265
56,336 Belden CDT, Inc 3,994,222
47,165 Benchmark Electronics, Inc 1,141,865
77,289 (a) Calix, Inc 2,559,812
15,390 (a) Cambium Networks Corp 76,642
17,023 (a),(b) Clearfield, Inc 408,892
5,413 (b) Climb Global Solutions, Inc 240,770
226,468 (a) CommScope Holding Co, Inc 335,173
19,845 (a),(b) CompoSecure, Inc 119,665
29,874 Comtech Telecommunications Corp 364,463
49,333 (a) Corsair Gaming, Inc 630,969
5,715 (a),(b) CPI Card Group, Inc 94,583
42,326 CTS Corp 1,583,416
52,112 (a) Daktronics, Inc 501,317
46,873 (a) Digi International, Inc 1,180,262
37,273 (a),(b) DZS, Inc 47,337
78,672 (a) Eastman Kodak Co 292,660
35,687 (a) ePlus, Inc 2,230,437
152,459 (a),(b) Evolv Technologies Holdings, Inc 647,951
166,324 (a) Extreme Networks, Inc 3,429,601
48,609 (a) Fabrinet 7,534,395
25,759 (a) FARO Technologies, Inc 331,518
148,294 (a),(b) Harmonic, Inc 1,600,092
39,344 Immersion Corp 251,408
261,459 (a),(b) Infinera Corp 766,075
38,076 (a) Insight Enterprises, Inc 5,456,291
31,595 (a),(b) Intevac, Inc 101,420
214,556 (a),(b) IonQ, Inc 2,068,320
55,526 (a) Iteris, Inc 245,425
60,295 (a) Itron, Inc 3,453,698
31,385 (a) Kimball Electronics, Inc 822,287
118,339 (a) Knowles Corp 1,537,224
23,802 (a) KVH Industries, Inc 111,393
155,618 (a),(b) Lightwave Logic, Inc 704,950
42,898 (a),(b) Luna Innovations, Inc 243,661
46,978 Methode Electronics, Inc 1,074,387
240,192 (a),(b) MicroVision, Inc 453,963
269,997 (a) Mirion Technologies, Inc 1,871,079
41,884 Napco Security Technologies, Inc 769,409
37,896 (a) Netgear, Inc 479,005
89,641 (a) Netscout Systems, Inc 1,956,863
59,828 (a) nLight, Inc 498,367
47,443 (a) Novanta, Inc 6,265,323
21,356 (a) OSI Systems, Inc 2,226,790
35,663 (a),(b) PAR Technology Corp 1,041,003
15,952 PC Connection, Inc 854,708
36,605 (a) Plexus Corp 3,599,004
114,929 (a) Ribbon Communications, Inc 216,066
15,463 (b) Richardson Electronics Ltd 177,361
23,306 (a) Rogers Corp 2,864,074
76,507 (a) Sanmina Corp 3,891,911
33,317 (a) Scansource, Inc 1,012,837
249,482 (a),(b) SmartRent, Inc 601,252
61,589 (a) Super Micro Computer, Inc 14,748,718
163,745 (a),(b) Tingo Group, Inc 127,950
137,307 (a) TTM Technologies, Inc 1,577,657
23,429 (a) Turtle Beach Corp 193,289
298,029 (a) Viavi Solutions, Inc 2,318,666
172,268 Vishay Intertechnology, Inc 3,831,240
16,057 (a) Vishay Precision Group, Inc 480,425

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
152,881 Xerox Holdings Corp $ 1,962,992
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 114,194,866
TELECOMMUNICATION SERVICES - 0 .6%
17,395 (a) Anterix, Inc 530,374
108,710 (a),(b) AST SpaceMobile, Inc 359,830
14,813 ATN International, Inc 458,462
31,861 (a) Bandwidth, Inc 338,045
181,053 (a) Charge Enterprises, Inc 51,636
57,451 Cogent Communications Group, Inc 3,733,166
105,124 (a) Consolidated Communications Holdings, Inc 438,367
46,178 (a) EchoStar Corp (Class A) 640,027
909,750 (a),(b) Globalstar, Inc 1,282,748
88,826 (a) Gogo, Inc 932,673
21,037 (a) IDT Corp 590,088
48,837 (a) Liberty Latin America Ltd (Class A) 333,557
197,391 (a) Liberty Latin America Ltd (Class C) 1,352,128
1,360,138 (b) Lumen Technologies, Inc 1,985,802
30,425 (a) Ooma, Inc 331,937
62,903 Shenandoah Telecom Co 1,488,285
24,019 Spok Holdings, Inc 358,123
131,853 Telephone and Data Systems, Inc 2,398,406
TOTAL TELECOMMUNICATION SERVICES 17,603,654
TRANSPORTATION - 1 .4%
74,021 (a) Air Transport Services Group, Inc 1,448,591
20,723 Allegiant Travel Co 1,380,566
31,624 ArcBest Corp 3,443,221
71,421 (a) Blade Air Mobility, Inc 152,127
59,390 Costamare, Inc 536,292
11,167 Covenant Logistics Group, Inc 440,929
53,825 (a) Daseke, Inc 238,983
12,455 (b) Eagle Bulk Shipping, Inc 508,164
32,081 (b) Eneti, Inc 325,622
35,177 Forward Air Corp 2,265,751
38,905 (a),(b) Frontier Group Holdings, Inc 131,888
134,966 FTAI Infrastructure, Inc 412,996
53,888 Genco Shipping & Trading Ltd 709,705
163,114 Golden Ocean Group Ltd 1,182,576
70,276 (a) Hawaiian Holdings, Inc 295,862
63,458 Heartland Express, Inc 739,920
18,434 (a) Himalaya Shipping Ltd 83,690
42,327 (a) Hub Group, Inc (Class A) 2,909,981
436,658 (a) JetBlue Airways Corp 1,641,834
365,228 (a),(b) Joby Aviation, Inc 1,924,752
75,286 Marten Transport Ltd 1,323,528
46,967 Matson, Inc 4,088,477
8,979 (a) PAM Transportation Services, Inc 155,067
47,422 Pangaea Logistics Solutions Ltd 274,573
51,631 (a) Radiant Logistics, Inc 302,558
155,789 (a) RXO, Inc 2,727,865
75,271 (b) Safe Bulkers, Inc 236,351
59,242 (a) Skywest, Inc 2,498,235
142,954 (b) Spirit Airlines, Inc 1,641,112
49,955 (a) Sun Country Airlines Holdings, Inc 650,414
230,841 (a),(b) TuSimple Holdings, Inc 247,000
10,420 Universal Truckload Services, Inc 233,200
84,911 Werner Enterprises, Inc 3,083,968
TOTAL TRANSPORTATION 38,235,798
UTILITIES - 3 .0%
76,894 Allete, Inc 4,116,905
73,675 (a),(b) Altus Power, Inc 391,214

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
49,414 American States Water Co $ 3,856,763
11,287 Artesian Resources Corp 443,579
101,168 Avista Corp 3,206,014
88,286 Black Hills Corp 4,268,628
160,012 (b) Brookfield Infrastructure Corp 4,121,909
56,339 (a),(b) Cadiz, Inc 170,707
76,119 California Water Service Group 3,705,473
23,604 Chesapeake Utilities Corp 2,091,550
20,522 (b) Consolidated Water Co, Inc 605,809
27,477 (b) Genie Energy Ltd 545,144
17,733 Global Water Resources, Inc 186,728
48,531 MGE Energy, Inc 3,476,276
23,404 Middlesex Water Co 1,486,856
87,475 (a) Montauk Renewables, Inc 879,998
127,860 New Jersey Resources Corp 5,188,559
46,329 Northwest Natural Holding Co 1,700,738
79,534 NorthWestern Corp 3,818,427
73,078 ONE Gas, Inc 4,413,911
71,692 Ormat Technologies, Inc 4,411,926
54,412 Otter Tail Corp 4,186,459
113,027 PNM Resources, Inc 4,776,521
128,599 Portland General Electric Co 5,146,532
25,021 (a) Pure Cycle Corp 239,201
10,847 (b) RGC Resources, Inc 169,647
43,062 SJW Corp 2,690,514
81,537 Southwest Gas Holdings Inc 4,778,884
68,281 Spire, Inc 3,798,472
138,468 (a),(b) Sunnova Energy International, Inc 1,264,213
21,828 Unitil Corp 996,885
18,741 York Water Co 675,988
TOTAL UTILITIES 81,810,430
TOTAL COMMON STOCKS 2,769,972,870
(Cost $2,403,422,304)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
16,419 (b) Lazydays Holdings, Inc 11/14/23 164
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 164
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 (c) Chinook Therapeutics, Inc 203
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 764
TOTAL RIGHTS/WARRANTS 928
(Cost $561)
TOTAL LONG-TERM INVESTMENTS 2,769,973,798
(Cost $2,403,422,865)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 1,280,000 Federal Home Loan Bank (FHLB) 0 .000% 12/12/23 1,272,494

Small-Cap Blend Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 5,000,000 FHLB 0 .000% 01/05/24 $ 4,953,467
TOTAL GOVERNMENT AGENCY DEBT 6,225,961
REPURCHASE AGREEMENT - 0 .3%
6,906,000 (d) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 6,906,000
TOTAL REPURCHASE AGREEMENT 6,906,000
TREASURY DEBT - 0 .0%
1,120,000 United States Treasury Bill 0 .000 11/07/23 1,119,014
TOTAL TREASURY DEBT 1,119,014
TOTAL SHORT-TERM INVESTMENTS 14,250,975
(Cost $14,249,318)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 3.6%
99,758,456 (e) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 99,758,456
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 99,758,456
(Cost $99,758,456)
TOTAL INVESTMENTS - 103.5% 2,883,983,229
(Cost $2,517,430,639)
OTHER ASSETS & LIABILITIES, NET - (3.5)% (97,304,210)
NET ASSETS - 100.0% $ 2,786,679,019
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $137,328,174.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $6,906,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $7,044,144.
(e)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E Mini Index 167 12/15/23  $ 14,793,718 $ 13,931,140 $ (862,578)

Portfolios of Investments
Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.4%
CORPORATE BONDS - 0 .0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 19,510
TOTAL INDIA 19,510
TOTAL CORPORATE BONDS 19,510
(Cost $22,656)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 98.4%
BRAZIL - 5 .3%
3,810,997 Ambev S.A. 9,720,716
454,500 Atacadao S.A. 808,621
4,722,846 B3 SA-Brasil Bolsa Balcao 10,397,896
1,238,528 Banco Bradesco S.A. 3,019,092
4,340,604 Banco Bradesco S.A. (Preference) 12,044,439
931,100 Banco BTG Pactual S.A. - Unit 5,466,467
706,583 Banco do Brasil S.A. 6,776,077
274,974 Banco Santander Brasil S.A. 1,468,201
568,948 BB Seguridade Participacoes S.A. 3,471,184
192,192 Centrais Eletricas Brasileiras S.A. 1,465,718
979,045 Centrais Eletricas Brasileiras S.A. 6,765,494
738,042 Cia de Concessoes Rodoviarias 1,753,705
268,858 Cia de Saneamento Basico do Estado de Sao Paulo 3,112,658
1,133,035 Cia Energetica de Minas Gerais 2,638,336
531,730 Cia Siderurgica Nacional S.A. 1,240,273
958,683 Cosan SA Industria e Comercio 2,994,844
182,180 CPFL Energia S.A. 1,208,330
161,000 Energisa S.A. 1,488,414
685,700 (a) Eneva S.A. 1,471,567
153,525 Engie Brasil Energia S.A. 1,196,714
818,652 Equatorial Energia S.A. 5,131,036
957,183 Gerdau S.A. (Preference) 4,133,064
4,493,650 (a),(b) Hapvida Participacoes e Investimentos S.A. 3,288,852
280,403 Hypera S.A. 1,684,615
4,011,723 Investimentos Itau S.A. - PR 6,874,852
3,935,053 Itau Unibanco Holding S.A. 20,932,835
58,744 (a) Itausa S.A. 99,970
610,033 Klabin S.A. 2,589,320
722,598 Localiza Rent A Car 7,290,834
780,854 Lojas Renner S.A. 1,898,799
2,753,260 (a) Magazine Luiza S.A. 726,303
700,419 (a) Natura & Co Holding S.A. 1,771,278
763,585 (a) Petro Rio S.A. 7,224,278
3,238,678 Petroleo Brasileiro S.A. 24,307,349
4,095,225 Petroleo Brasileiro S.A. (Preference) 28,218,003
1,041,795 Raia Drogasil S.A. 5,331,147
470,488 (b) Rede D'Or Sao Luiz S.A. 2,017,544
1,043,427 Rumo S.A. 4,617,217
1,110,019 Sendas Distribuidora S.A. 2,408,610
652,487 Suzano SA 6,674,023
345,721 Telefonica Brasil S.A. 3,102,180
675,766 TIM S.A. 2,033,296
390,000 TOTVS S.A. 1,957,832
592,760 Ultrapar Participacoes S.A. 2,404,312
2,786,642 Vale S.A. 38,137,214
956,127 Vibra Energia S.A. 3,753,013

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BRAZIL—continued
1,356,134 WEG S.A. $ 8,879,057
TOTAL BRAZIL 275,995,579
CHILE - 0 .5%
38,210,903 Banco de Chile 3,924,866
56,402 Banco de Credito e Inversiones 1,348,606
48,722,070 Banco Santander Chile S.A. 2,123,475
1,152,948 Cencosud S.A. 1,867,905
104,410 Cia Cervecerias Unidas S.A. 593,021
12,576,205 Cia Sud Americana de Vapores S.A. 698,354
922,806 Empresas CMPC S.A. 1,649,709
336,199 Empresas COPEC S.A. 2,225,675
22,752,382 Enel Chile S.A. 1,346,666
18,656,126 (a) Enersis S.A. 1,918,058
725,430 (a) SACI Falabella 1,477,759
117,562 Sociedad Quimica y Minera de Chile S.A. (Class B) 5,693,301
TOTAL CHILE 24,867,395
CHINA - 29 .2%
97,500 360 Finance, Inc (ADR) 1,442,025
351,500 360 Security Technology, Inc 431,897
125,000
37 Interactive Entertainment Network Technology
Group Co Ltd 353,571
3,485 3peak, Inc 76,733
1,670,500 (b) 3SBio, Inc 1,486,147
667,000 (c) AAC Technologies Holdings, Inc 1,200,624
45,400 Accelink Technologies Co Ltd 167,292
30,375 Advanced Micro-Fabrication Equipment, Inc China 711,452
38,500 AECC Aero-Engine Control Co Ltd 109,293
135,300 AECC Aviation Power Co Ltd 654,230
25,467,043 Agricultural Bank of China Ltd 9,406,415
4,666,600 Agricultural Bank of China Ltd (Class A) 2,290,037
455,170 Aier Eye Hospital Group Co Ltd 1,137,983
32,000 AIMA Technology Group Co Ltd 122,893
499,090 (a) Air China Ltd 547,323
1,602,000 (a) Air China Ltd (H shares) 1,089,853
110,530 Airtac International Group 3,633,959
397,000 (a),(b) Akeso, Inc 2,229,375
13,442,677 (a) Alibaba Group Holding Ltd 138,393,339
4,500,284 (a) Alibaba Health Information Technology Ltd 2,651,020
3,504,000 Aluminum Corp of China Ltd 1,874,397
785,700 Aluminum Corp of China Ltd (Class A) 665,810
15,390 (a) Amlogic Shanghai Co Ltd 126,442
37,600 Angel Yeast Co Ltd 179,777
1,145,282 Anhui Conch Cement Co Ltd 2,850,257
234,700 Anhui Conch Cement Co Ltd (Class A) 776,158
88,358 Anhui Gujing Distillery Co Ltd 1,377,185
20,900 Anhui Gujing Distillery Co Ltd (Class A) 796,538
19,760 Anhui Honglu Steel Construction Group Co Ltd 67,878
119,100 (a) Anhui Jianghuai Automobile Group Corp Ltd 295,155
28,400 Anhui Kouzi Distillery Co Ltd 194,899
28,600 Anhui Yingjia Distillery Co Ltd 299,854
18,200 Anker Innovations Technology Co Ltd 233,117
1,050,486 Anta Sports Products Ltd 11,880,459
56,400 Apeloa Pharmaceutical Co Ltd 132,928
45,700 (a)
Asia-Potash International Investment Guangzhou Co
Ltd 178,150
17,929 (a) ASR Microelectronics Co Ltd 159,810
15,400 Asymchem Laboratories Tianjin Co Ltd 317,796
30,100 Autobio Diagnostics Co Ltd 182,884
56,100 Autohome, Inc (ADR) 1,500,675
84,800 Avary Holding Shenzhen Co Ltd 248,489
294,858 AVIC Industry-Finance Holdings Co Ltd 134,267

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,054,861 AviChina Industry & Technology Co Ltd $ 478,081
14,700 AVICOPTER plc 76,302
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 421,083
1,844,162 (a) Baidu, Inc 24,211,636
1,235,616 Bank of Beijing Co Ltd 770,408
259,086 Bank of Changsha Co Ltd 260,253
155,305 Bank of Chengdu Co Ltd 262,475
2,077,343 Bank of China Ltd - A 1,107,286
67,182,425 Bank of China Ltd - H 23,469,175
2,235,200 Bank of Communications Co Ltd - A 1,719,892
8,008,934 Bank of Communications Co Ltd - H 4,737,330
259,700 Bank of Hangzhou Co Ltd 379,837
728,110 Bank of Jiangsu Co Ltd 686,896
516,900 Bank of Nanjing Co Ltd 554,005
342,168 Bank of Ningbo Co Ltd 1,168,507
861,309 Bank of Shanghai Co Ltd 714,716
320,800 Bank of Suzhou Co Ltd 275,422
1,134,400 Baoshan Iron & Steel Co Ltd 970,396
569,026 (a) BeiGene Ltd 8,168,866
1,828,830 (a) Beijing Capital International Airport Co Ltd 673,626
264,900 Beijing Dabeinong Technology Group Co Ltd 253,023
19,500 Beijing Easpring Material Technology Co Ltd 117,576
45,900 Beijing E-Hualu Information Technology Co Ltd 182,051
178,400 Beijing Enlight Media Co Ltd 190,768
447,000 Beijing Enterprises Holdings Ltd 1,489,341
3,803,583 Beijing Enterprises Water Group Ltd 802,576
24,376 Beijing Kingsoft Office Software, Inc 958,773
79,600 Beijing New Building Materials plc 266,137
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 209,021
6,511 Beijing Roborock Technology Co Ltd 281,447
159,624 Beijing Shiji Information Technology Co Ltd 230,237
81,100 Beijing Tiantan Biological Products Corp Ltd 319,960
70,200 Beijing Tongrentang Co Ltd 492,626
35,206 Beijing United Information Technology Co Ltd 181,234
33,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 202,082
224,900 Beijing Yanjing Brewery Co Ltd 319,701
1,626,500 Beijing-Shanghai High Speed Railway Co Ltd 1,111,800
399,700 (a) Beiqi Foton Motor Co Ltd 165,667
11,800 Bethel Automotive Safety Systems Co Ltd 122,109
14,000 Betta Pharmaceuticals Co Ltd 116,441
16,700 BGI Genomics Co Ltd 112,298
165,067 (a) Bilibili, Inc 2,214,825
26,921 Bloomage Biotechnology Corp Ltd 281,388
186,900 (b) BOC Aviation Ltd 1,149,450
162,200 BOC International China Co Ltd 241,725
2,261,500 BOE Technology Group Co Ltd 1,212,142
2,784,000 (c) Bosideng International Holdings Ltd 1,099,205
76,400 BTG Hotels Group Co Ltd 174,415
86,900 BYD Co Ltd 2,835,501
856,537 BYD Co Ltd (H shares) 26,047,380
668,500 BYD Electronic International Co Ltd 2,790,661
113,600 By-health Co Ltd 284,420
603,575 C&D International Investment Group Ltd 1,357,904
383,350 Caitong Securities Co Ltd 416,156
22,695 (a) Cambricon Technologies Corp Ltd 334,960
36,400 Canmax Technologies Co Ltd 135,375
353,100 CECEP Solar Energy Co Ltd 277,046
339,170 CECEP Wind-Power Corp 146,997
9,886,000 (b) CGN Power Co Ltd 2,375,680
16,900 Changchun High & New Technology Industry Group, Inc 359,691
269,545 Changjiang Securities Co Ltd 209,638
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 255,717
127,100 Chaozhou Three-Circle Group Co Ltd 536,680

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
38,600 Chengxin Lithium Group Co Ltd $ 123,965
59,600 (a) Chifeng Jilong Gold Mining Co Ltd 119,964
48,200 China Baoan Group Co Ltd 68,086
8,164,097 China Cinda Asset Management Co Ltd 793,900
8,402,530 China Citic Bank 3,748,436
2,215,000 China Coal Energy Co 1,739,808
2,790,000 China Communications Services Corp Ltd 1,141,183
1,356,500 China Conch Venture Holdings Ltd 1,123,417
791,800 China Construction Bank Corp - A 678,405
79,753,641 China Construction Bank Corp - H 45,105,302
257,400 China CSSC Holdings Ltd 910,699
469,600 (a) China Eastern Airlines Corp Ltd 279,844
1,330,900 China Energy Engineering Corp Ltd 396,641
2,820,000 China Everbright Bank Co Ltd - A 1,144,511
4,574,000 China Everbright Bank Co Ltd - H 1,304,717
2,873,888 China Everbright Environment Group Ltd 981,078
3,307,000 (b) China Feihe Ltd 2,054,877
119,000 China Film Co Ltd 194,415
3,396,245 China Galaxy Securities Co Ltd 1,738,226
285,900 China Galaxy Securities Co Ltd (Class A) 474,052
2,487,268 China Gas Holdings Ltd 2,236,070
213,400 China Great Wall Securities Co Ltd 243,779
74,800 China Greatwall Technology Group Co Ltd 112,401
2,072,000 (c) China Hongqiao Group Ltd 1,939,834
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,850
1,324,224 China Insurance International Holdings Co Ltd 1,223,286
95,000 China International Capital Corp Ltd 478,558
1,297,006 (b) China International Capital Corp Ltd 2,065,814
2,718,000 China Jinmao Holdings Group Ltd 333,381
182,544 China Jushi Co Ltd 288,897
6,300,880 China Life Insurance Co Ltd 8,533,901
156,500 China Life Insurance Co Ltd (Class A) 718,729
325,000 (a),(b) China Literature Ltd 1,094,431
2,800,341 China Longyuan Power Group Corp Ltd 2,370,566
1,186,000 China Medical System Holdings Ltd 1,896,530
74,340 China Meheco Co Ltd 121,476
510,000 China Meidong Auto Holdings Ltd 273,508
2,655,000 China Mengniu Dairy Co Ltd 8,668,938
3,254,368 China Merchants Bank Co Ltd 12,344,766
1,081,095 China Merchants Bank Co Ltd (Class A) 4,548,331
511,900 China Merchants Energy Shipping Co Ltd 449,778
1,342,894 China Merchants Holdings International Co Ltd 1,709,415
351,020 China Merchants Securities Co Ltd 678,562
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 660,664
1,804,058 China Minsheng Banking Corp Ltd - A 917,054
6,538,014 (c) China Minsheng Banking Corp Ltd - H 2,173,633
3,249,000 China Molybdenum Co Ltd 1,937,739
918,300 China Molybdenum Co Ltd (Class A) 696,267
3,351,913 China National Building Material Co Ltd 1,595,495
256,700 China National Chemical Engineering Co Ltd 245,682
59,700 China National Medicines Corp Ltd 234,783
929,300 China National Nuclear Power Co Ltd 942,632
170,900 China Northern Rare Earth Group High-Tech Co Ltd 488,295
2,050,773 China Oilfield Services Ltd 2,424,669
1,977,294 China Overseas Land & Investment Ltd 3,731,369
665,000 China Overseas Property Holdings Ltd 577,540
346,400 China Pacific Insurance Group Co Ltd - A 1,313,284
2,252,619 China Pacific Insurance Group Co Ltd - H 5,549,030
4,296,000 (c) China Power International Development Ltd 1,669,578
1,165,611 China Railway Group Ltd - A 963,870
3,970,000 China Railway Group Ltd - H 1,873,697
812,263 China Railway Signal & Communication Corp Ltd 521,435

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
77,800 China Rare Earth Resources And Technology Co Ltd $ 318,992
1,365,071 China Resources Beer Holdings Company Ltd 7,223,500
2,157,226 China Resources Cement Holdings Ltd 554,685
860,500 China Resources Gas Group Ltd 2,543,744
2,743,555 China Resources Land Ltd 10,269,417
45,334 China Resources Microelectronics Ltd 329,635
616,807 (b) China Resources Mixc Lifestyle Services Ltd 2,406,421
1,519,846 (b) China Resources Pharmaceutical Group Ltd 944,122
1,577,372 China Resources Power Holdings Co 3,056,773
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 291,359
4,198,904 (a),(c) China Ruyi Holdings Ltd 966,909
440,200 China Shenhua Energy Co Ltd - A 1,822,914
2,927,000 China Shenhua Energy Co Ltd - H 8,971,168
1,250,000 China Shipping Development Co Ltd 1,325,665
1,784,000 (a) China Southern Airlines Co Ltd 844,168
454,500 (a) China Southern Airlines Co Ltd (Class A) 383,676
2,240,710 China State Construction Engineering Corp Ltd 1,585,814
1,770,000 China State Construction International Holdings Ltd 1,895,917
1,369,000 China Three Gorges Renewables Group Co Ltd 898,339
70,763 (b),(c) China Tourism Group Duty Free Corp Ltd 799,141
91,800 China Tourism Group Duty Free Corp Ltd 1,187,310
23,716,778 (b) China Tower Corp Ltd 2,211,606
1,926,800 China Vanke Co Ltd 1,802,629
551,200 China Vanke Co Ltd (Class A) 852,580
323,200 China XD Electric Co Ltd 204,229
739,000 China Yangtze Power Co Ltd 2,279,742
16,100 China Zhenhua Group Science & Technology Co Ltd 147,288
710,815 China Zheshang Bank Co Ltd 247,848
2,302,000 Chinasoft International Ltd 1,670,140
14,700 Chongqing Brewery Co Ltd 157,720
320,866 Chongqing Changan Automobile Co Ltd 664,018
34,450 Chongqing Fuling Zhacai Group Co Ltd 72,747
1,012,352 Chongqing Rural Commercial Bank Co Ltd 588,111
35,600 (a) Chongqing Taiji Industry Group Co Ltd 202,418
100,200 Chongqing Zhifei Biological Products Co Ltd 858,789
1,650,833 Chow Tai Fook Jewellery Group Ltd 2,331,181
5,353,738 Citic Pacific Ltd 4,550,345
1,623,732 CITIC Securities Co Ltd 3,159,550
643,480 CITIC Securities Co Ltd (Class A) 1,910,072
17,500 CNGR Advanced Material Co Ltd 130,175
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 84,685
394,800 CNPC Capital Co Ltd 320,253
220,580 Contemporary Amperex Technology Co Ltd 5,600,924
1,418,196 COSCO Pacific Ltd 855,586
317,000 COSCO SHIPPING Development Co Ltd 99,637
171,200 COSCO SHIPPING Energy Transportation Co Ltd 337,365
615,810 COSCO SHIPPING Holdings Co Ltd - A 822,845
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 2,676,638
10,881,496 (c) Country Garden Holdings Co Ltd 973,053
1,917,000 (c) Country Garden Services Holdings Co Ltd 1,674,513
188,900 CSC Financial Co Ltd 624,684
7,405,489 CSPC Pharmaceutical Group Ltd 6,468,467
21,400 Dajin Heavy Industry Co Ltd 81,058
1,013,400 Daqin Railway Co Ltd 998,430
47,000 (a) Daqo New Energy Corp (ADR) 1,196,620
69,120 DaShenLin Pharmaceutical Group Co Ltd 224,983
324,600 Datang International Power Generation Co Ltd 114,913
66,900 DHC Software Co Ltd 57,647
47,880 Do-Fluoride New Materials Co Ltd 104,724
56,200 Dong-E-E-Jiao Co Ltd 356,520
145,100 Dongfang Electric Corp Ltd 295,597
2,393,917 Dongfeng Motor Group Co Ltd 1,053,860

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
82,600 Dongxing Securities Co Ltd $ 90,329
1,380,000 Dongyue Group Ltd 1,099,238
317,707 (a),(b),(c) East Buy Holding Ltd 1,296,086
742,185 East Money Information Co Ltd 1,548,602
13,300 Eastroc Beverage Group Co Ltd 349,194
18,900 Ecovacs Robotics Co Ltd 111,570
670,428 ENN Energy Holdings Ltd 5,078,587
115,700 ENN Natural Gas Co Ltd 273,051
37,600 Eoptolink Technology, Inc Ltd 162,154
95,861 Eve Energy Co Ltd 608,021
182,800 Everbright Securities Co Ltd 411,462
142,860 Fangda Carbon New Material Co Ltd 115,222
1,007,000 Far East Horizon Ltd 708,562
30,384 (a) Farasis Energy Gan Zhou Co Ltd 73,178
93,400 FAW Jiefang Group Co Ltd 117,688
178,400 First Capital Securities Co Ltd 142,663
95,600 Flat Glass Group Co Ltd 337,593
341,000 (c) Flat Glass Group Co Ltd 612,395
845,140 Focus Media Information Technology Co Ltd 798,884
229,564 Foshan Haitian Flavouring & Food Co Ltd 1,181,454
2,145,452 Fosun International 1,285,427
365,800 Founder Securities Co Ltd 379,116
534,200 Foxconn Industrial Internet Co Ltd 1,076,323
9,600 Fu Jian Anjoy Foods Co Ltd 169,555
68,400 Fujian Sunner Development Co Ltd 168,229
89,400 Fuyao Glass Industry Group Co Ltd - A 454,880
482,898 (b) Fuyao Glass Industry Group Co Ltd - H 2,201,576
36,061 GalaxyCore, Inc 90,785
70,440 Ganfeng Lithium Group Co Ltd 426,771
328,520 (b) Ganfeng Lithium Group Co Ltd 1,179,969
5,000 G-bits Network Technology Xiamen Co Ltd 181,741
16,191,795 GCL Technology Holdings Ltd 2,384,525
1,118,283 GD Power Development Co Ltd 556,286
795,000 (a) GDS Holdings Ltd 1,012,784
4,981,828 Geely Automobile Holdings Ltd 5,655,993
268,600 GEM Co Ltd 215,223
300,600 Gemdale Corp 212,132
956,000 (a) Genscript Biotech Corp 2,779,251
924,600 GF Securities Co Ltd 1,203,794
293,100 GF Securities Co Ltd (Class A) 594,572
152,800 Giant Network Group Co Ltd 246,590
27,468 GigaDevice Semiconductor, Inc 402,296
18,750 Ginlong Technologies Co Ltd 172,017
136,500 GoerTek, Inc 336,987
23,600 Gongniu Group Co Ltd 341,063
3,336 GoodWe Technologies Co Ltd 53,283
70,200 Gotion High-tech Co Ltd 218,545
1,964,766 (c) Great Wall Motor Co Ltd 2,746,532
131,400 Great Wall Motor Co Ltd 527,905
160,900 Gree Electric Appliances, Inc of Zhuhai 746,267
518,900 Greenland Holdings Corp Ltd 180,833
895,000 Greentown China Holdings Ltd 868,276
143,700 GRG Banking Equipment Co Ltd 229,309
83,900 Guangdong Haid Group Co Ltd 516,462
128,400 (a) Guangdong HEC Technology Holding Co Ltd 124,900
2,596,000 Guangdong Investments Ltd 1,771,463
851,787 Guanghui Energy Co Ltd 874,431
222,800 Guangzhou Automobile Group Co Ltd 305,334
2,684,851 Guangzhou Automobile Group Co Ltd - H 1,257,847
172,200 Guangzhou Baiyun International Airport Co Ltd 249,281
74,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 301,891
22,800 Guangzhou Great Power Energy & Technology Co Ltd 96,122

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
41,100 Guangzhou Haige Communications Group, Inc Co $ 65,267
25,700 Guangzhou Kingmed Diagnostics Group Co Ltd 217,492
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 210,645
86,900 Guangzhou Tinci Materials Technology Co Ltd 330,620
181,400 Guangzhou Yuexiu Capital Holdings Group Co Ltd 162,741
122,100 Guolian Securities Co Ltd 179,520
280,600 Guosen Securities Co Ltd 368,571
365,300 Guotai Junan Securities Co Ltd 737,796
339,630 Guoyuan Securities Co Ltd 321,411
1,404,000 (b) Haidilao International Holding Ltd 3,515,342
2,030,000 Haier Smart Home Co Ltd 5,790,228
285,400 Haier Smart Home Co Ltd 867,139
2,100,900 (a) Hainan Airlines Holding Co Ltd 419,330
650,200 (a) Hainan Airport Infrastructure Co Ltd 338,681
549,000 Haitian International Holdings Ltd 1,309,684
2,679,600 Haitong Securities Co Ltd 1,538,588
394,700 Haitong Securities Co Ltd (Class A) 527,154
56,900 Hang Zhou Great Star Industrial Co Ltd 154,156
157,300 Hangzhou Binjiang Real Estate Group Co Ltd 180,033
21,700 Hangzhou Chang Chuan Technology Co Ltd 121,176
79,850 Hangzhou First Applied Material Co Ltd 278,989
27,700 Hangzhou Lion Electronics Co Ltd 121,852
63,300 Hangzhou Oxygen Plant Group Co Ltd 285,616
44,600 Hangzhou Robam Appliances Co Ltd 140,707
46,500 Hangzhou Silan Microelectronics Co Ltd 154,395
16,000 Hangzhou Tigermed Consulting Co Ltd - A 145,972
990,000 (b) Hansoh Pharmaceutical Group Co Ltd 1,862,678
29,600 Haohua Chemical Science & Technology Co Ltd 124,415
60,300 Hebei Hengshui Laobaigan Liquor Co Ltd 196,104
97,500 Hebei Yangyuan Zhihui Beverage Co Ltd 331,731
87,000 Heilongjiang Agriculture Co Ltd 151,490
114,500 Henan Shenhuo Coal & Power Co Ltd 257,380
220,570 Henan Shuanghui Investment & Development Co Ltd 789,458
554,500 Hengan International Group Co Ltd 1,857,186
77,700 Hengdian Group DMEGC Magnetics Co Ltd 154,704
370,520 Hengli Petrochemical Co Ltd 742,248
127,300 Hengtong Optic-electric Co Ltd 229,523
354,660 Hengyi Petrochemical Co Ltd 348,647
768,900 Hesteel Co Ltd 235,407
81,700 Hisense Visual Technology Co Ltd 259,999
26,100 Hithink RoyalFlush Information Network Co Ltd 501,267
24,340 Hongfa Technology Co Ltd 96,583
41,000 Hoshine Silicon Industry Co Ltd 320,808
3,485 Hoymiles Power Electronics, Inc 106,723
22,693 Hoyuan Green Energy Co Ltd 115,882
469,051 (a),(b) Hua Hong Semiconductor Ltd 1,154,842
408,000 Huadian Power International Corp Ltd (Class A) 273,743
97,400 Huadong Medicine Co Ltd 572,214
146,400 Huafon Chemical Co Ltd 145,168
69,000 Huagong Tech Co Ltd 266,639
240,100 Huaibei Mining Holdings Co Ltd 481,260
105,520 Hualan Biological Engineering, Inc 338,551
469,900 Huaneng Power International, Inc - A 488,643
3,747,110 Huaneng Power International, Inc - H 1,753,467
1,199,000 (b) Huatai Securities Co Ltd 1,569,733
216,000 Huatai Securities Co Ltd (Class A) 473,376
135,500 Huaxi Securities Co Ltd 146,815
692,419 Huaxia Bank Co Ltd 530,083
154,873 Huayu Automotive Systems Co Ltd 371,425
170,906 (a) Huazhu Group Ltd (ADR) 6,436,320
28,400 Hubei Feilihua Quartz Glass Co Ltd 153,764
25,500 Hubei Jumpcan Pharmaceutical Co Ltd 94,471
47,800 Hubei Xingfa Chemicals Group Co Ltd 128,404

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
24,100 Huizhou Desay Sv Automotive Co Ltd $ 413,701
93,600 Humanwell Healthcare Group Co Ltd 299,241
45,719 Hunan Changyuan Lico Co Ltd 53,293
389,400 Hunan Valin Steel Co Ltd 310,234
98,096 Hundsun Technologies, Inc 417,719
288,200 (b) Hygeia Healthcare Holdings Co Ltd 1,740,171
121,200 Iflytek Co Ltd 755,993
10,900 Imeik Technology Development Co Ltd 491,420
3,456,505 Industrial & Commercial Bank of China Ltd - A 2,235,094
54,406,777 Industrial & Commercial Bank of China Ltd - H 26,074,148
1,101,200 Industrial Bank Co Ltd 2,270,565
376,480 Industrial Securities Co Ltd 321,214
22,800 Ingenic Semiconductor Co Ltd 230,255
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 423,024
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 262,108
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 187,732
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,213,114
1,009,400 Inner Mongolia Yitai Coal Co 1,385,370
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 173,474
958,737 (a),(b) Innovent Biologics, Inc 5,649,989
76,900 Inspur Electronic Information Industry Co Ltd 308,836
364,185 (a) iQIYI, Inc (ADR) 1,697,102
3,802 iRay Technology Co Ltd 116,090
52,500 Isoftstone Information Technology Group Co Ltd 256,717
159,684 JA Solar Technology Co Ltd 489,172
23,660 Jason Furniture Hangzhou Co Ltd 119,766
926,799 (a),(b) JD Health International, Inc 4,209,778
1,668,300 (a),(b) JD Logistics, Inc 1,975,426
1,924,584 JD.com, Inc 24,467,539
302,900 Jiangsu Eastern Shenghong Co Ltd 440,629
1,280,000 Jiangsu Express 1,163,703
63,456 Jiangsu Hengli Hydraulic Co Ltd 488,355
324,119 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,122,331
76,300 Jiangsu King's Luck Brewery JSC Ltd 610,043
55,400 Jiangsu Nhwa Pharmaceutical Co Ltd 199,096
17,700 Jiangsu Pacific Quartz Co Ltd 222,514
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 198,816
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,212,255
11,050 Jiangsu Yangnong Chemical Co Ltd 102,015
28,500 Jiangsu Yoke Technology Co Ltd 225,022
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 270,388
157,000 Jiangsu Zhongtian Technology Co Ltd 300,684
992,000 Jiangxi Copper Co Ltd 1,402,644
100,300 Jiangxi Copper Co Ltd (Class A) 251,383
68,300 (a) Jiangxi Special Electric Motor Co Ltd 111,813
206,300 Jinduicheng Molybdenum Co Ltd 283,178
291,207 Jinko Solar Co Ltd 377,789
13,800 JiuGui Liquor Co Ltd 144,160
768,000 (b),(c) Jiumaojiu International Holdings Ltd 835,674
266,200 Jizhong Energy Resources Co Ltd 233,654
49,000 Joincare Pharmaceutical Group Industry Co Ltd 79,407
295,639 Jointown Pharmaceutical Group Co Ltd 287,636
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 236,549
38,604 JOYY, Inc (ADR) 1,502,468
30,900 Juewei Food Co Ltd 149,193
62,000 Juneyao Airlines Co Ltd 123,617
180,100 (a) Kanzhun Ltd (ADR) 2,665,480
545,794 KE Holdings, Inc (ADR) 8,028,630
73,400 Keda Industrial Group Co Ltd 109,312
587,881 Kingboard Chemical Holdings Ltd 1,431,652
2,264,000 (a) Kingdee International Software Group Co Ltd 3,004,029

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
123,800 Kingnet Network Co Ltd $ 181,011
795,800 Kingsoft Corp Ltd 2,776,926
1,908,501 (a),(b) Kuaishou Technology 12,290,452
98,000 Kuang-Chi Technologies Co Ltd 187,438
71,100 Kunlun Tech Co Ltd 305,963
61,643 Kweichow Moutai Co Ltd 14,196,609
139,300 LB Group Co Ltd 354,524
6,069,856 Lenovo Group Ltd 7,063,681
202,900 Lens Technology Co Ltd 362,466
50,700 Lepu Medical Technology Beijing Co Ltd 119,439
925,010 (a) Li Auto, Inc 15,645,276
1,925,000 Li Ning Co Ltd 5,898,976
1,389,900 Liaoning Port Co Ltd 286,784
216,700 Lingyi iTech Guangdong Co 180,124
22,100 Livzon Pharmaceutical Group, Inc 105,727
1,669,000 (b) Longfor Group Holdings Ltd 2,429,664
369,224 LONGi Green Energy Technology Co Ltd 1,218,686
559,038 Lufax Holding Ltd (ADR) 533,769
128,700 Luxi Chemical Group Co Ltd 199,763
332,053 Luxshare Precision Industry Co Ltd 1,490,957
73,100 Luzhou Laojiao Co Ltd 2,141,034
108,370 Mango Excellent Media Co Ltd 374,574
20,320 Maxscend Microelectronics Co Ltd 419,219
195,200 Meihua Holdings Group Co Ltd 253,515
216,928 (a) Meinian Onehealth Healthcare Holdings Co Ltd 182,873
4,152,529 (a),(b) Meituan 58,862,116
966,700 Metallurgical Corp of China Ltd 437,416
652,000 Microport Scientific Corp 1,027,402
116,800 Ming Yang Smart Energy Group Ltd 223,273
77,700 MINISO Group Holding Ltd (ADR) 1,966,587
578,000 Minth Group Ltd 1,290,227
64,976 Montage Technology Co Ltd 489,819
260,084 Muyuan Foods Co Ltd 1,341,207
5,694
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 9,847
191,000 Nanjing Securities Co Ltd 209,998
359,827 NARI Technology Co Ltd 1,110,974
134,469 (a) National Silicon Industry Group Co Ltd 333,673
28,700 NAURA Technology Group Co Ltd 1,006,539
124,400 NavInfo Co Ltd 170,149
1,590,219 NetEase, Inc 34,033,149
104,200 New China Life Insurance Co Ltd - A 476,187
817,200 New China Life insurance Co Ltd - H 1,792,658
264,900 (a) New Hope Liuhe Co Ltd 367,601
1,248,127 (a) New Oriental Education & Technology Group, Inc 8,137,831
78,600 Ninestar Corp 263,652
21,960 Ningbo Deye Technology Co Ltd 207,758
105,200 Ningbo Joyson Electronic Corp 271,263
37,700 Ningbo Orient Wires & Cables Co Ltd 217,057
19,852 Ningbo Ronbay New Energy Technology Co Ltd 120,254
95,200 Ningbo Shanshan Co Ltd 182,240
47,800 Ningbo Tuopu Group Co Ltd 422,209
361,400 Ningxia Baofeng Energy Group Co Ltd 712,572
1,135,534 (a) NIO, Inc (ADR) 8,289,398
1,462,100 (b),(c) Nongfu Spring Co Ltd 8,327,740
76,700 North Industries Group Red Arrow Co Ltd 149,546
211,900 (a) Offcn Education Technology Co Ltd 114,453
207,326 Offshore Oil Engineering Co Ltd 176,141
27,740 Oppein Home Group, Inc 330,083
295,680 Orient Securities Co Ltd 350,665
293,000 Oriental Pearl Group Co Ltd 295,746
27,600 Ovctek China, Inc 95,174
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 183,599

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
489,501 (a) PDD Holdings, Inc (ADR) $ 49,645,191
68,500 People.cn Co Ltd 303,275
8,099,220 People's Insurance Co Group of China Ltd 2,672,413
619,700 People's Insurance Co Group of China Ltd (Class A) 452,370
96,150 Perfect World Co Ltd 157,813
55,800 Pharmaron Beijing Co Ltd - A 253,750
5,794,306 PICC Property & Casualty Co Ltd 6,616,837
980,700 Ping An Bank Co Ltd 1,402,673
479,000 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 1,118,910
5,536,692 Ping An Insurance Group Co of China Ltd 28,084,732
531,900 Ping An Insurance Group Co of China Ltd (Class A) 3,304,857
9,150 Piotech, Inc 316,132
706,700 Poly Developments and Holdings Group Co Ltd 1,063,548
437,275 (b),(c) Pop Mart International Group Ltd 1,207,103
1,345,778 Postal Savings Bank of China Co Ltd - A 840,634
7,032,000 (b) Postal Savings Bank of China Co Ltd - H 3,209,608
856,300 Power Construction Corp of China Ltd 615,723
1,403 Pylon Technologies Co Ltd 21,844
27,608 (a) Qi An Xin Technology Group, Inc 174,140
264,300 (a) Qinghai Salt Lake Industry Co Ltd 611,894
10,827 Raytron Technology Co Ltd 69,721
55,800 Risen Energy Co Ltd 135,492
31,300 Riyue Heavy Industry Co Ltd 60,224
15,200 Rockchip Electronics Co Ltd 135,433
465,500 Rongsheng Petrochemical Co Ltd 725,006
456,300 SAIC Motor Corp Ltd 905,958
173,200 Sailun Group Co Ltd 265,942
254,100 Sanan Optoelectronics Co Ltd 517,151
20,500 Sangfor Technologies, Inc 235,165
912,000 Sany Heavy Equipment International Holdings Co Ltd 1,198,018
383,400 Sany Heavy Industry Co Ltd 758,071
133,791 Satellite Chemical Co Ltd 297,348
290,100 SDIC Capital Co Ltd 271,022
411,400 SDIC Power Holdings Co Ltd 685,845
110,800 Seazen Holdings Co Ltd 179,923
70,700 (a) Seres Group Co Ltd 789,077
254,900 SF Holding Co Ltd 1,367,614
17,647 SG Micro Corp 216,383
625,571 Shaanxi Coal Industry Co Ltd 1,542,225
272,850 Shan XI Hua Yang Group New Energy Co Ltd 300,864
73,690 Shandong Buchang Pharmaceuticals Co Ltd 174,694
200,845 Shandong Gold Mining Co Ltd - A 652,110
715,624 (b) Shandong Gold Mining Co Ltd - H 1,340,669
30,000
Shandong Himile Mechanical Science & Technology
Co Ltd 131,881
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 515,008
44,800 Shandong Linglong Tyre Co Ltd 122,616
673,600 Shandong Nanshan Aluminum Co Ltd 285,450
104,900 Shandong Sun Paper Industry JSC Ltd 178,296
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 1,933,785
77,560 Shanghai Aiko Solar Energy Co Ltd 207,822
65,780 Shanghai Bairun Investment Holding Group Co Ltd 236,766
523,302 Shanghai Baosight Software Co Ltd 1,076,240
75,348 Shanghai Baosight Software Co Ltd 439,360
421,400 Shanghai Construction Group Co Ltd 151,527
707,900 Shanghai Electric Group Co Ltd 429,714
96,000 Shanghai Electric Power Co Ltd 114,670
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 481,453
395,985 Shanghai Fosun Pharmaceutical Group Co Ltd - H 913,716
2,991 Shanghai Friendess Electronic Technology Corp Ltd 97,932
22,600 Shanghai Fudan Microelectronics Group Co Ltd 149,637
72,400 (a) Shanghai International Airport Co Ltd 368,308
451,300 Shanghai International Port Group Co Ltd 308,449

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd $ 253,222
15,790 (a) Shanghai Junshi Biosciences Co Ltd 99,011
174,232 Shanghai Lingang Holdings Corp Ltd 255,535
26,700 Shanghai M&G Stationery, Inc 141,454
22,300 Shanghai Moons' Electric Co Ltd 200,991
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 338,036
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 955,572
1,614,630 Shanghai Pudong Development Bank Co Ltd 1,505,389
99,383 Shanghai Putailai New Energy Technology Co Ltd 339,960
348,100 Shanghai RAAS Blood Products Co Ltd 332,410
468,600 Shanghai Rural Commercial Bank Co Ltd 381,752
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 202,628
125,200 Shanxi Coal International Energy Group Co Ltd 278,967
282,100
Shanxi Lu'an Environmental Energy Development Co
Ltd 733,882
237,700 (a) Shanxi Meijin Energy Co Ltd 227,905
173,160 Shanxi Securities Co Ltd 132,999
281,100 Shanxi Taigang Stainless Steel Co Ltd 150,258
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 2,000,188
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 561,294
16,200 Shede Spirits Co Ltd 255,063
672,400 Shenergy Co Ltd 541,391
78,700 Shenghe Resources Holding Co Ltd 115,052
69,000 Shengyi Technology Co Ltd 165,908
11,760 Shennan Circuits Co Ltd 111,868
1,055,300 Shenwan Hongyuan Group Co Ltd 633,157
30,780 Shenzhen Capchem Technology Co Ltd 185,733
13,280 Shenzhen Dynanonic Co Ltd 142,827
387,400 Shenzhen Energy Group Co Ltd 327,170
60,927 Shenzhen Inovance Technology Co Ltd 503,623
1,369,738 Shenzhen International Holdings Ltd 902,827
53,020 Shenzhen Kangtai Biological Products Co Ltd 219,840
8,900 Shenzhen Kedali Industry Co Ltd 110,540
31,300 Shenzhen Kstar Science And Technology Co Ltd 111,641
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,309,915
44,500
Shenzhen New Industries Biomedical Engineering
Co Ltd 414,772
392,100 Shenzhen Overseas Chinese Town Co Ltd 193,771
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 212,338
15,400 Shenzhen SC New Energy Technology Corp 153,708
54,300 Shenzhen SED Industry Co Ltd 142,760
50,045 Shenzhen Senior Technology Material Co Ltd 105,127
26,400 Shenzhen Sunlord Electronics Co Ltd 105,370
42,478 Shenzhen Transsion Holdings Co Ltd 780,595
38,400 Shenzhen YUTO Packaging Technology Co Ltd 137,844
677,500 Shenzhou International Group Holdings Ltd 6,654,723
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 272,435
87,800 Shuangliang Eco-Energy Systems Co Ltd 112,371
251,373 Sichuan Chuantou Energy Co Ltd 505,281
479,100 Sichuan Hebang Biotechnology Co Ltd 155,925
72,700 Sichuan Kelun Pharmaceutical Co Ltd 273,064
32,500 (a) Sichuan New Energy Power Co Ltd 52,065
282,040 Sichuan Road and Bridge Group Co Ltd 297,235
21,100 Sichuan Swellfun Co Ltd 176,330
49,000 Sichuan Yahua Industrial Group Co Ltd 94,373
31,900 Sieyuan Electric Co Ltd 214,997
264,000 Silergy Corp 2,359,589
208,200 Sinolink Securities Co Ltd 260,173
181,700 Sinoma International Engineering Co 245,010
70,800 Sinoma Science & Technology Co Ltd 167,373
29,400 Sinomine Resource Group Co Ltd 150,300
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 210,478

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
1,099,600 Sinopharm Group Co Ltd $ 2,629,454
626,000 Sinotruk Hong Kong Ltd 1,179,072
25,984 Skshu Paint Co Ltd 211,505
1,664,000 (b),(c) Smoore International Holdings Ltd 1,282,375
105,560 Songcheng Performance Development Co Ltd 158,515
261,456 SooChow Securities Co Ltd 286,674
542,900 Southwest Securities Co Ltd 304,287
46,200 (a) Spring Airlines Co Ltd 345,825
7,269 StarPower Semiconductor Ltd 171,109
74,300 Sungrow Power Supply Co Ltd 856,208
583,417 Sunny Optical Technology Group Co Ltd 4,887,825
28,950 Sunresin New Materials Co Ltd 215,137
78,000 Sunwoda Electronic Co Ltd 171,793
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 327,799
12,544 Suzhou Maxwell Technologies Co Ltd 207,120
23,400 Suzhou TFC Optical Communication Co Ltd 227,698
356,532 (a) TAL Education Group (ADR) 3,126,786
200,900 Tangshan Jidong Cement Co Ltd 196,415
249,470 TBEA Co Ltd 477,424
833,690 TCL Technology Group Corp 448,281
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 470,213
5,483,091 Tencent Holdings Ltd 202,922,235
622,300 (a) Tencent Music Entertainment Group (ADR) 4,517,898
20,800 Thunder Software Technology Co Ltd 199,854
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 84,766
72,100 Tianma Microelectronics Co Ltd 96,596
76,200 Tianqi Lithium Corp 573,330
184,400 Tianshan Aluminum Group Co Ltd 163,322
86,500 Tianshui Huatian Technology Co Ltd 105,642
1,606,025 Tingyi Cayman Islands Holding Corp 2,130,352
87,700 Titan Wind Energy Suzhou Co Ltd 159,950
1,006,000 (a) Tongcheng Travel Holdings Ltd 1,921,913
83,500 TongFu Microelectronics Co Ltd 234,435
122,000 Tongkun Group Co Ltd 240,983
432,900 Tongling Nonferrous Metals Group Co Ltd 183,870
231,892 Tongwei Co Ltd 866,183
19,100 (a) Topchoice Medical Corp 234,032
1,937,000 (b) Topsports International Holdings Ltd 1,628,904
869,661 Travelsky Technology Ltd 1,373,832
94,675 Trina Solar Co Ltd 386,582
451,300 (a) Trip.com Group Ltd 15,381,034
510,000 Tsingtao Brewery Co Ltd 3,867,599
40,300 Tsingtao Brewery Co Ltd (Class A) 460,515
34,299 Unigroup Guoxin Microelectronics Co Ltd 353,618
1,370,000 Uni-President China Holdings Ltd 933,146
166,080 Unisplendour Corp Ltd 445,632
37,600 Universal Scientific Industrial Shanghai Co Ltd 74,680
27,735 (a) Verisilicon Microelectronics Shanghai Co Ltd 202,384
284,497 (a) Vipshop Holdings Ltd (ADR) 4,056,927
67,400 Walvax Biotechnology Co Ltd 214,562
123,000 (a) Wanda Film Holding Co Ltd 210,053
158,700 Wanhua Chemical Group Co Ltd 1,925,041
4,063,587 Want Want China Holdings Ltd 2,524,948
64,772 Weibo Corp (ADR) 766,253
1,590,800 Weichai Power Co Ltd 2,381,143
277,000 Weichai Power Co Ltd (Class A) 526,433
41,920 Weihai Guangwei Composites Co Ltd 146,814
322,360 Wens Foodstuffs Group Co Ltd 827,891
118,300 Western Mining Co Ltd 203,376
255,800 Western Securities Co Ltd 232,836
24,665 Western Superconducting Technologies Co Ltd 154,533
47,790 Will Semiconductor Co Ltd 721,026
50,200 Wingtech Technology Co Ltd 341,697

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
2,328,000 Winteam Pharmaceutical Group Ltd $ 1,147,112
1,538,900 (a) Wintime Energy Group Co Ltd 288,257
221,200 Wuchan Zhongda Group Co Ltd 138,204
125,768 Wuhan Guide Infrared Co Ltd 136,239
193,700 Wuliangye Yibin Co Ltd 4,128,993
98,790 WUS Printed Circuit Kunshan Co Ltd 264,535
112,404 WuXi AppTec Co Ltd - A 1,328,960
301,377 (b),(c) WuXi AppTec Co Ltd - H 3,621,509
4,987 Wuxi Autowell Technology Co Ltd 93,164
3,137,801 (a),(b) Wuxi Biologics Cayman, Inc 19,510,025
561,100 XCMG Construction Machinery Co Ltd 439,442
86,136 Xiamen C & D, Inc 115,096
9,000 Xiamen Faratronic Co Ltd 122,810
47,100 Xiamen Tungsten Co Ltd 109,155
12,660,436 (a),(b) Xiaomi Corp 22,700,449
74,862 Xinjiang Daqo New Energy Co Ltd 365,580
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 190,098
4,261,780 Xinyi Solar Holdings Ltd 2,508,096
853,289 (a),(c) XPeng, Inc 6,200,659
1,180,234 Xtep International Holdings Ltd 1,072,990
1,008,000 (b) Yadea Group Holdings Ltd 1,839,961
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 105,918
182,600 Yantai Jereh Oilfield Services Group Co Ltd 713,968
1,989,696 (c) Yanzhou Coal Mining Co Ltd 3,455,619
223,350 Yanzhou Coal Mining Co Ltd (Class A) 596,583
69,953 Yealink Network Technology Corp Ltd 319,134
69,871 Yifeng Pharmacy Chain Co Ltd 312,989
435,000 Yihai International Holding Ltd 791,656
71,500 Yihai Kerry Arawana Holdings Co Ltd 341,920
125,420 Yintai Gold Co Ltd 232,037
1,004,900 Yonghui Superstores Co Ltd 423,032
23,530 YongXing Special Materials Technology Co Ltd 160,926
153,999 Yonyou Network Technology Co Ltd 344,922
437,100 Youngor Group Co Ltd 403,359
155,000 YTO Express Group Co Ltd 287,831
146,200 (a) Yuan Longping High-tech Agriculture Co Ltd 329,235
1,507,694 Yuexiu Property Co Ltd 1,568,240
342,645 Yum China Holdings, Inc 18,009,421
191,710 Yunda Holding Co Ltd 238,944
165,300 Yunnan Aluminium Co Ltd 314,219
80,860 Yunnan Baiyao Group Co Ltd 561,830
11,900 Yunnan Botanee Bio-Technology Group Co Ltd 128,320
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 238,609
48,700 Yunnan Energy New Material Co Ltd 446,987
68,500 Yunnan Tin Co Ltd 132,318
90,800 Yunnan Yuntianhua Co Ltd 206,751
729,600 (a) Zai Lab Ltd 1,861,979
76,600 Zangge Mining Co Ltd 234,421
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 913,519
1,131,141 Zhaojin Mining Industry Co Ltd 1,402,330
133,200 Zhefu Holding Group Co Ltd 67,359
384,700 (a) Zhejiang Century Huatong Group Co Ltd 308,050
349,900 Zhejiang China Commodities City Group Co Ltd 372,276
119,716 Zhejiang Chint Electrics Co Ltd 378,275
180,800 Zhejiang Dahua Technology Co Ltd 504,662
30,420 Zhejiang Dingli Machinery Co Ltd 226,537
1,530,414 Zhejiang Expressway Co Ltd 1,151,996
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 156,389
68,828 Zhejiang Huayou Cobalt Co Ltd 346,399
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 319,335
33,300 Zhejiang Jiuzhou Pharmaceutical Co Ltd 135,324
168,600 Zhejiang Juhua Co Ltd 349,046
198,900 Zhejiang Longsheng Group Co Ltd 241,980

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CHINA—continued
134,164 Zhejiang NHU Co Ltd $ 296,645
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 331,584
35,967 Zhejiang Supcon Technology Co Ltd 214,608
26,400 Zhejiang Supor Co Ltd 181,023
58,370 Zhejiang Weiming Environment Protection Co Ltd 143,169
50,700 Zhejiang Weixing New Building Materials Co Ltd 114,276
745,100 Zhejiang Zheneng Electric Power Co Ltd 464,281
225,000 Zhengzhou Yutong Bus Co Ltd 419,487
201,800 Zheshang Securities Co Ltd 277,920
566,150 (a),(b) ZhongAn Online P&C Insurance Co Ltd 1,551,600
39,400 Zhongji Innolight Co Ltd 474,644
378,800 Zhongjin Gold Corp Ltd 563,137
704,500 Zhongsheng Group Holdings Ltd 1,626,898
301,900 Zhongtai Securities Co Ltd 295,505
27,531 Zhuzhou CRRC Times Electric Co Ltd 145,734
423,000 Zhuzhou CSR Times Electric Co Ltd 1,365,176
140,900 Zhuzhou Kibing Group Co Ltd 153,702
142,900 Zibo Qixiang Tengda Chemical Co Ltd 114,300
4,563,299 Zijin Mining Group Co Ltd 7,059,016
952,300 Zijin Mining Group Co Ltd (Class A) 1,615,124
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 288,429
208,400 ZTE Corp 745,111
664,864 ZTE Corp (Class H) 1,477,499
354,222 ZTO Express Cayman, Inc (ADR) 8,349,013
TOTAL CHINA 1,522,845,358
COLOMBIA - 0 .1%
219,410 BanColombia S.A. 1,564,549
408,966 BanColombia S.A. (Preference) 2,623,105
347,473 Interconexion Electrica S.A. ESP 1,224,091
TOTAL COLOMBIA 5,411,745
CZECH REPUBLIC - 0 .2%
139,531 CEZ AS 5,970,414
60,202 Komercni Banka AS 1,764,433
247,245 (b) Moneta Money Bank AS 955,892
TOTAL CZECH REPUBLIC 8,690,739
EGYPT - 0 .1%
2,080,646 Commercial International Bank 4,064,521
1,098,082 Eastern Tobacco 933,858
1,085,820 (a) Egyptian Financial Group-Hermes Holding 586,360
TOTAL EGYPT 5,584,739
GREECE - 0 .5%
1,761,915 (a) Alpha Services and Holdings S.A. 2,637,468
2,008,930 (a) Eurobank Ergasias Services and Holdings S.A. 3,283,644
12,741 (a),(d) FF Group 135
158,231 Hellenic Telecommunications Organization S.A. 2,217,827
93,415 JUMBO S.A. 2,457,223
59,871 Motor Oil Hellas Corinth Refineries S.A. 1,425,364
87,267 Mytilineos Holdings S.A. 3,229,957
432,944 (a) National Bank of Greece S.A. 2,479,622
151,870 OPAP S.A. 2,572,418
598,422 (a) Piraeus Financial Holdings S.A. 1,773,809
170,313 (a) Public Power Corp 1,738,393
TOTAL GREECE 23,815,860
HONG KONG - 0 .1%
798,151 Kingboard Laminates Holdings Ltd 748,499
1,711,000 Nine Dragons Paper Holdings Ltd 974,037
114,406 Orient Overseas International Ltd 1,442,635

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HONG KONG—continued
8,446,331 Sino Biopharmaceutical Ltd $ 3,281,222
295,000 Vinda International Holdings Ltd 729,013
TOTAL HONG KONG 7,175,406
HUNGARY - 0 .2%
435,914 MOL Hungarian Oil & Gas plc 3,468,500
185,793 OTP Bank Rt 6,915,215
98,998 Richter Gedeon Rt 2,321,230
TOTAL HUNGARY 12,704,945
INDIA - 15 .7%
40,130 ABB Ltd India 1,979,235
137,015 Adani Enterprises Ltd 3,778,116
254,863 (a) Adani Green Energy Ltd 2,790,648
398,497 Adani Ports & Special Economic Zone Ltd 3,759,347
603,985 (a) Adani Power Ltd 2,633,678
545,733 Ambuja Cements Ltd 2,784,171
85,778 Apollo Hospitals Enterprise Ltd 4,966,809
1,187,367 Ashok Leyland Ltd 2,393,937
320,856 Asian Paints Ltd 11,557,626
101,891 Astral Ltd 2,264,997
132,093 (b) AU Small Finance Bank Ltd 1,061,674
243,302 Aurobindo Pharma Ltd 2,482,725
135,813 (a),(b) Avenue Supermarts Ltd 5,929,723
1,932,782 Axis Bank Ltd 22,806,454
56,506 Bajaj Auto Ltd 3,604,564
224,166 Bajaj Finance Ltd 20,179,296
312,894 Bajaj Finserv Ltd 5,899,828
20,755 Bajaj Holdings & Investment Ltd 1,726,733
61,563 Balkrishna Industries Ltd 1,888,248
552,433 (b) Bandhan Bank Ltd 1,422,501
754,592 Bank of Baroda 1,779,266
221,271 Berger Paints India Ltd 1,484,662
2,972,147 Bharat Electronics Ltd 4,761,653
195,413 Bharat Forge Ltd 2,393,520
652,641 Bharat Petroleum Corp Ltd 2,735,971
1,884,955 Bharti Airtel Ltd 20,701,721
93,667 Britannia Industries Ltd 4,982,644
527,683 CG Power & Industrial Solutions Ltd 2,471,189
341,801 Cholamandalam Investment and Finance Co Ltd 4,670,959
443,181 Cipla Ltd 6,388,507
1,343,735 Coal India Ltd 5,072,241
93,913 Colgate-Palmolive India Ltd 2,384,379
216,954 Container Corp Of India Ltd 1,794,022
116,320 Cummins India Ltd 2,342,962
499,957 Dabur India Ltd 3,176,036
100,932 Divi's Laboratories Ltd 4,107,579
603,693 DLF Ltd 4,089,653
87,459 Dr Reddy's Laboratories Ltd 5,645,003
115,836 Eicher Motors Ltd 4,584,556
2,110,508 GAIL India Ltd 3,030,309
322,447 (a) Godrej Consumer Products Ltd 3,841,966
115,174 (a) Godrej Properties Ltd 2,298,275
209,133 Grasim Industries Ltd 4,739,774
192,809 Havells India Ltd 2,886,653
792,400 HCL Technologies Ltd 12,154,165
74,728 (b) HDFC Asset Management Co Ltd 2,454,606
2,288,776 HDFC Bank Ltd 40,613,254
820,882 (b) HDFC Life Insurance Co Ltd 6,098,059
94,182 Hero Honda Motors Ltd 3,495,036
1,001,938 Hindalco Industries Ltd 5,530,448
137,226 Hindustan Aeronautics Ltd 3,003,156
688,802 Hindustan Lever Ltd 20,556,183

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
507,518 (a) Hindustan Petroleum Corp Ltd $ 1,509,913
4,334,136 ICICI Bank Ltd 47,683,304
182,738 (b) ICICI Lombard General Insurance Co Ltd 3,015,983
260,206 (b) ICICI Prudential Life Insurance Co Ltd 1,641,989
2,432,877 (a) IDFC First Bank Ltd 2,417,676
717,839 Indian Hotels Co Ltd 3,306,194
2,649,276 Indian Oil Corp Ltd 2,853,898
176,221 Indian Railway Catering & Tourism Corp Ltd 1,408,527
259,941 Indraprastha Gas Ltd 1,194,056
55,039 Info Edge India Ltd 2,701,043
2,728,332 Infosys Technologies Ltd 44,869,508
105,393 (a),(b) InterGlobe Aviation Ltd 3,106,203
2,563,563 ITC Ltd 13,196,044
285,581 Jindal Steel & Power Ltd 2,174,461
518,362 JSW Steel Ltd 4,586,507
313,284 Jubilant Foodworks Ltd 1,885,059
922,276 Kotak Mahindra Bank Ltd 19,280,020
588,849 Larsen & Toubro Ltd 20,722,118
69,819 (b) LTIMindtree Ltd 4,247,842
176,790 Lupin Ltd 2,395,686
759,446 Mahindra & Mahindra Ltd 13,309,499
402,469 Marico Ltd 2,593,443
114,374 Maruti Suzuki India Ltd 14,282,637
617,683 Max Healthcare Institute Ltd 4,256,557
65,320 Mphasis Ltd 1,667,638
1,416 MRF Ltd 1,842,368
78,423 Muthoot Finance Ltd 1,223,648
27,313 Nestle India Ltd 7,953,246
3,584,286 NTPC Ltd 10,154,825
4,719 Page Industries Ltd 2,144,241
631,464 Petronet LNG Ltd 1,513,594
72,217 PI Industries Ltd 2,949,460
122,603 Pidilite Industries Ltd 3,619,852
1,037,176 Power Finance Corp Ltd 3,071,589
3,920,366 Power Grid Corp of India Ltd 9,521,532
953,814 REC Ltd 3,296,860
2,502,814 Reliance Industries Ltd 68,821,823
2,463,595 (a) Reliance Strategic Investments Ltd 6,480,127
2,020,826 Samvardhana Motherson International Ltd 2,231,855
215,808 SBI Cards & Payment Services Ltd 1,933,932
376,288 (b) SBI Life Insurance Co Ltd 6,180,244
7,222 Shree Cement Ltd 2,225,911
230,964 Shriram Finance Ltd 5,211,738
73,957 Siemens India Ltd 2,959,082
367,553 (b) Sona Blw Precision Forgings Ltd 2,392,022
126,974 SRF Ltd 3,348,140
1,455,774 State Bank of India 9,892,097
805,284 Sun Pharmaceutical Industries Ltd 10,528,399
55,011 Supreme Industries Ltd 2,860,394
769,618 Tata Consultancy Services Ltd 31,156,898
448,777 Tata Consumer Products Ltd 4,855,823
30,139 Tata Elxsi Ltd 2,760,791
1,359,730 Tata Motors Ltd 10,270,057
1,126,749 Tata Power Co Ltd 3,241,784
5,927,026 (a) Tata Steel Ltd 8,457,788
439,508 Tech Mahindra Ltd 5,989,669
292,503 Titan Co Ltd 11,213,323
77,256 Torrent Pharmaceuticals Ltd 1,785,802
142,934 Trent Ltd 3,699,757
81,276 Tube Investments of India Ltd 3,074,802
168,461 TVS Motor Co Ltd 3,219,185
97,669 Ultra Tech Cement Ltd 9,884,490
225,548 (a) United Spirits Ltd 2,797,075

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INDIA—continued
383,500 UPL Ltd $ 2,490,047
408,134 Varun Beverages Ltd 4,454,715
609,274 Vedanta Ltd 1,585,530
1,070,380 Wipro Ltd 4,913,816
9,957,767 (a) Yes Bank Ltd 1,908,463
3,430,878 (a) Zomato Ltd 4,339,457
TOTAL INDIA 816,940,773
INDONESIA - 1 .9%
13,847,354 Adaro Energy Indonesia Tbk PT 2,234,259
16,886,854 Astra International Tbk PT 6,143,092
45,134,329 Bank Central Asia Tbk PT 24,865,432
12,079,318 Bank Negara Indonesia Persero Tbk PT 3,645,376
55,956,850 Bank Rakyat Indonesia 17,496,806
20,491,576 Barito Pacific Tbk PT 1,451,245
5,864,500 (a) Charoen Pokphand Indonesia Tbk PT 2,141,272
662,827,776 (a) GoTo Gojek Tokopedia Tbk PT 2,507,640
2,279,005 Indah Kiat Pulp & Paper Tbk PT 1,377,436
1,861,941 Indofood CBP Sukses Makmur Tbk PT 1,213,163
16,567,800 Kalbe Farma Tbk PT 1,762,061
9,310,328 (a) Merdeka Copper Gold Tbk PT 1,305,827
6,042,700 PT Aneka Tambang Tbk 647,435
30,821,178 PT Bank Mandiri Persero Tbk 11,010,929
3,568,970 PT Indofood Sukses Makmur Tbk 1,494,162
2,846,604 PT Semen Gresik Persero Tbk 1,093,815
6,321,845 PT Unilever Indonesia Tbk 1,440,672
1,269,573 PT United Tractors Tbk 2,009,109
1,715,786 PT Vale Indonesia Tbk 534,724
16,603,000 Sarana Menara Nusantara Tbk PT 931,167
13,693,900 Sumber Alfaria Trijaya Tbk PT 2,491,367
41,113,183 Telkom Indonesia Persero Tbk PT 9,012,656
TOTAL INDONESIA 96,809,645
KOREA, REPUBLIC OF - 11 .6%
24,248 Amorepacific Corp 2,276,065
8,025 BGF retail Co Ltd 820,649
88,308 Celltrion Healthcare Co Ltd 4,368,204
15,162 (a) Celltrion Pharm Inc 713,336
89,338 Celltrion, Inc 9,921,280
6,737 CJ CheilJedang Corp 1,411,379
19,226 (a) CosmoAM&T Co Ltd 2,001,667
42,213 Coway Co Ltd 1,350,849
46,683 Daewoo International Corp 1,741,282
37,749 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 660,163
37,248 Dongbu Insurance Co Ltd 2,423,313
46,686 Doosan Bobcat, Inc 1,341,336
370,177 (a) Doosan Heavy Industries and Construction Co Ltd 3,688,436
40,055 (c) Ecopro BM Co Ltd 5,859,939
16,428 (c) Ecopro Co Ltd 7,590,953
13,415 F&F Co Ltd 929,984
40,038 GS Holdings Corp 1,169,184
245,606 Hana Financial Group, Inc 7,141,427
57,116 Hankook Tire & Technology Co Ltd 1,620,468
5,770 Hanmi Pharm Co Ltd 1,206,428
37,598 Hanmi Semiconductor Co Ltd 1,473,180
140,900 Hanon Systems 718,974
84,064 (a) Hanwha Chemical Corp 1,790,583
39,907 HD Hyundai Co Ltd 1,699,734
18,360 (a) HD Hyundai Heavy Industries Co Ltd 1,392,072
95,952 (a) HLB, Inc 2,067,365
193,840 HMM Co Ltd 2,099,536
15,733 Honam Petrochemical Corp 1,708,555
26,821 Hotel Shilla Co Ltd 1,241,029

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
15,267 (a) HYBE Co Ltd $ 2,486,439
448,601 Hynix Semiconductor, Inc 38,957,452
63,742 Hyundai Engineering & Construction Co Ltd 1,580,851
14,460 Hyundai Glovis Co Ltd 1,835,131
34,882 (a) Hyundai Heavy Industries 2,339,990
18,721 (a) Hyundai Mipo Dockyard 964,738
49,944 Hyundai Mobis 7,734,566
112,119 Hyundai Motor Co 14,125,212
29,138 Hyundai Motor Co Ltd (2nd Preference) 2,164,722
19,314 Hyundai Motor Co Ltd (Preference) 1,426,278
67,147 Hyundai Steel Co 1,632,907
231,115 Industrial Bank of Korea 1,912,702
23,966 JYP Entertainment Corp 1,824,285
249,095 Kakao Corp 7,020,943
25,317 (a) Kakao Games Corp 439,418
136,639 KakaoBank Corp 1,849,170
20,643 (a) Kakaopay Corp 526,263
71,780 Kangwon Land, Inc 781,581
315,538 KB Financial Group, Inc 12,027,752
213,095 Kia Motors Corp 12,174,421
59,798 Korea Aerospace Industries Ltd 1,967,635
216,772 Korea Electric Power Corp 2,713,317
32,973 Korea Investment Holdings Co Ltd 1,232,650
6,987 Korea Zinc Co Ltd 2,428,111
139,602 Korean Air Lines Co Ltd 2,124,069
22,606 (a),(b) Krafton, Inc 2,751,875
58,266 KT Corp 1,409,581
84,913 KT&G Corp 5,356,591
15,493 Kumho Petrochemical Co Ltd 1,456,133
19,472 L&F Co Ltd 1,894,097
40,547 LG Chem Ltd 13,288,959
6,570 LG Chem Ltd (Preference) 1,372,183
75,125 LG Corp 4,300,081
190,516 LG Display Co Ltd 1,723,925
87,575 LG Electronics, Inc 6,496,575
38,304 (a) LG Energy Solution Ltd 10,980,556
7,496 LG Household & Health Care Ltd 1,757,393
11,674 LG Innotek Co Ltd 1,937,562
201,578 LG Telecom Ltd 1,510,769
15,233 Lotte Energy Materials Corp 436,390
85,411 Meritz Financial Group, Inc 3,178,794
165,996 Mirae Asset Daewoo Co Ltd 813,165
106,823 Naver Corp 14,934,190
11,325 NCSoft Corp 1,956,584
18,070 (b) Netmarble Corp 518,774
19,349 Orion Corp/Republic of Korea 1,712,485
209,212 Pan Ocean Co Ltd 667,931
26,613 (a) Pearl Abyss Corp 974,985
59,246 POSCO 18,136,692
25,406 POSCO Future M Co Ltd 4,477,122
14,243 (a),(b) Samsung Biologics Co Ltd 7,487,642
66,382 Samsung C&T Corp 5,248,538
44,129 Samsung Electro-Mechanics Co Ltd 4,080,214
3,908,049 Samsung Electronics Co Ltd 194,522,662
673,680 Samsung Electronics Co Ltd (Preference) 26,896,477
125,322 (a) Samsung Engineering Co Ltd 2,208,753
26,098 Samsung Fire & Marine Insurance Co Ltd 4,990,523
532,667 (a) Samsung Heavy Industries Co Ltd 2,700,344
64,694 Samsung Life Insurance Co Ltd 3,463,672
44,918 Samsung SDI Co Ltd 14,222,594
31,786 Samsung SDS Co Ltd 3,258,220
46,483 Samsung Securities Co Ltd 1,217,684
29,904 Samsung Techwin Co Ltd 2,248,213

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
KOREA, REPUBLIC OF—continued
366,562 Shinhan Financial Group Co Ltd $ 9,422,190
25,723 (a) SK Biopharmaceuticals Co Ltd 1,439,523
21,845 (a),(c) SK Bioscience Co Ltd 983,184
20,345 (a),(b) SK IE Technology Co Ltd 897,111
50,114 (a) SK Innovation Co Ltd 4,565,613
79,639 (a) SK Square Co Ltd 2,516,428
31,422 SK, Inc 3,312,848
15,683 SKC Co Ltd 917,168
44,524 S-Oil Corp 2,197,374
504,934 Woori Financial Group, Inc 4,459,956
107,349 Woori Investment & Securities Co Ltd 770,167
45,145 Yuhan Corp 1,924,448
TOTAL KOREA, REPUBLIC OF 606,692,911
KUWAIT - 0 .8%
1,318,207 Agility Public Warehousing Co KSC 2,244,462
1,091,815 Boubyan Bank KSCP 2,069,008
1,492,719 Gulf Bank KSCP 1,144,239
6,619,602 Kuwait Finance House KSCP 14,645,054
592,891 Mabanee Co SAK 1,582,135
1,797,822 Mobile Telecommunications Co KSCP 2,796,817
6,160,621 National Bank of Kuwait SAKP 17,463,833
TOTAL KUWAIT 41,945,548
LUXEMBOURG - 0 .0%
112,681 Reinet Investments S.C.A 2,341,346
TOTAL LUXEMBOURG 2,341,346
MALAYSIA - 1 .4%
1,252,533 AMMB Holdings BHD 1,004,835
2,323,074 Axiata Group Bhd 1,062,899
5,162,352 Bumiputra-Commerce Holdings BHD 6,184,997
3,879,077 Dialog Group Bhd 1,750,204
2,906,039 Digi.Com BHD 2,580,028
1,607,838 Gamuda BHD 1,565,824
1,891,775 Genting BHD 1,600,788
2,597,900 Genting Malaysia BHD 1,320,142
471,987 Hong Leong Bank BHD 1,921,837
26,506 Hong Leong Credit BHD 97,690
1,617,270 IHH Healthcare Bhd 2,035,809
2,115,100 Inari Amertron Bhd 1,268,124
2,128,700 IOI Corp BHD 1,756,370
396,011 Kuala Lumpur Kepong BHD 1,828,046
4,457,049 Malayan Banking BHD 8,439,673
607,834 Malaysia Airports Holdings Bhd 943,059
1,962,800 Maxis Bhd 1,632,046
1,461,300 MISC Bhd 2,223,617
1,423,187 (b) MR DIY Group M Bhd 442,161
48,900 Nestle Malaysia Bhd 1,270,610
2,270,900 Petronas Chemicals Group Bhd 3,501,740
317,100 Petronas Dagangan BHD 1,521,441
863,200 Petronas Gas BHD 3,116,180
479,059 PPB Group BHD 1,526,313
2,982,824 Press Metal Aluminium Holdings Bhd 3,083,273
11,694,715 Public Bank Bhd 10,214,183
788,250 QL Resources Bhd 914,896
1,208,647 RHB Capital BHD 1,415,691
2,026,165 Sime Darby BHD 973,810
1,731,665 Sime Darby Plantation Bhd 1,578,637
884,351 Telekom Malaysia BHD 941,414
2,129,458 Tenaga Nasional BHD 4,424,732
TOTAL MALAYSIA 74,141,069

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEXICO - 2 .5%
2,592,800 Alfa S.A. de C.V. (Class A) $ 1,616,455
15,605,941 America Movil SAB de C.V. 12,888,816
414,157 Arca Continental SAB de C.V. 3,713,837
616,349 (b) Banco del Bajio S.A. 1,886,413
12,411,197 (a) Cemex S.A. de C.V. 7,455,392
433,110 Coca-Cola Femsa SAB de C.V. 3,286,101
2,389,200 Fibra Uno Administracion S.A. de C.V. 3,627,068
1,596,677 (c) Fomento Economico Mexicano S.A. de C.V. 18,071,879
148,105 Gruma SAB de C.V. 2,577,236
316,630 (c)
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 3,693,519
154,286 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,325,078
1,058,689 (c) Grupo Bimbo S.A. de C.V. (Series A) 4,308,980
500,452 (c) Grupo Carso S.A. de C.V. (Series A1) 3,191,079
2,127,228 Grupo Financiero Banorte S.A. de C.V. 17,264,185
1,498,944 (a) Grupo Financiero Inbursa S.A. 3,091,172
2,550,032 Grupo Mexico S.A. de C.V. (Series B) 10,400,125
1,915,790 (c) Grupo Televisa S.A. 878,783
164,904 (a),(c) Industrias Penoles S.A. de C.V. 1,840,936
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,261,374
965,500 (c) Operadora De Sites Mexicanos SAB de C.V. 820,961
791,023 Orbia Advance Corp SAB de C.V. 1,281,590
155,580 (c) Promotora y Operadora de Infraestructura SAB de C.V. 1,273,531
73,604 Southern Copper Corp 5,218,524
4,274,389 Wal-Mart de Mexico SAB de C.V. 15,299,036
TOTAL MEXICO 129,272,070
PERU - 0 .2%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,429,018
55,214 Credicorp Ltd 6,899,542
TOTAL PERU 8,328,560
PHILIPPINES - 0 .6%
1,436,254 Aboitiz Equity Ventures, Inc 1,159,533
200,953 Ayala Corp 2,148,541
5,809,293 Ayala Land, Inc 2,858,469
1,645,763 Bank of the Philippine Islands 2,915,037
1,941,957 BDO Unibank, Inc 4,371,292
819,103 International Container Term Services, Inc 2,902,102
2,164,956 JG Summit Holdings (Series B) 1,404,276
328,110 Jollibee Foods Corp 1,186,051
266,441 Manila Electric Co 1,667,017
1,456,010 Metropolitan Bank & Trust 1,342,075
64,125 PLDT, Inc 1,370,227
192,585 SM Investments Corp 2,721,859
8,324,568 SM Prime Holdings 4,401,428
682,807 Universal Robina Corp 1,316,338
TOTAL PHILIPPINES 31,764,245
POLAND - 0 .9%
379,424 (a),(b) Allegro.eu S.A. 2,721,715
147,249 Bank Pekao S.A. 4,474,481
28,913 (a) Bank Zachodni WBK S.A. 3,140,153
12,099 (a) BRE Bank S.A. 1,495,718
9,151 Budimex S.A. 1,024,395
52,720 CD Projekt S.A. 1,316,244
172,719 Cyfrowy Polsat S.A. 538,528
40,127 (a),(b) Dino Polska S.A. 3,802,246
110,864 KGHM Polska Miedz S.A. 2,958,437
862 LPP S.A. 2,776,898
722,423 (a) PGE Polska Grupa Energetyczna S.A. 1,254,644
475,119 Polski Koncern Naftowy Orlen S.A. 7,513,491
697,022 (a) Powszechna Kasa Oszczednosci Bank Polski S.A. 7,220,286

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
POLAND—continued
492,873 Powszechny Zaklad Ubezpieczen S.A. $ 5,577,290
TOTAL POLAND 45,814,526
QATAR - 0 .9%
2,038,373 Barwa Real Estate Co 1,418,378
2,631,623 Commercial Bank PSQC 3,704,944
1,499,878 Dukhan Bank 1,494,705
1,275,250 Industries Qatar QSC 4,284,005
4,928,843 Masraf Al Rayan QSC 2,842,782
3,278,477 Mesaieed Petrochemical Holding Co 1,434,104
708,702 Ooredoo QPSC 1,925,038
351,566 Qatar Electricity & Water Co QSC 1,597,352
568,279 Qatar Fuel QSC 2,317,754
2,399,308 Qatar Gas Transport Co Ltd 2,319,573
727,069 Qatar International Islamic Bank QSC 1,847,127
1,332,558 Qatar Islamic Bank SAQ 6,368,171
3,747,689 Qatar National Bank QPSC 15,326,308
TOTAL QATAR 46,880,241
ROMANIA - 0 .0%
416,285 NEPI Rockcastle NV 2,248,330
TOTAL ROMANIA 2,248,330
RUSSIA - 0 .0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4 .1%
78,186 ACWA Power Co 4,733,566
101,032 Advanced Petrochemical Co 1,005,885
1,588,850 Al Rajhi Bank 28,441,313
791,664 Alinma Bank 6,948,138
206,649 Almarai Co JSC 3,079,134
531,999 Arab National Bank 3,369,308
20,234 Arabian Internet & Communications Services Co 1,688,881
385,575 Bank AlBilad 3,828,010
329,792 (a) Bank Al-Jazira 1,439,082
485,694 Banque Saudi Fransi 4,641,254
61,767 Bupa Arabia for Cooperative Insurance Co 3,506,869
62,267 Co for Cooperative Insurance 2,004,972
25,990 Dallah Healthcare Co 1,025,301
450,844 (a) Dar Al Arkan Real Estate Development Co 1,814,624
71,119 Dr Sulaiman Al Habib Medical Services Group Co 4,776,958
20,063 Elm Co 3,749,914
326,545 Etihad Etisalat Co 4,012,614
442,393 Jarir Marketing Co 1,707,498
347,933 Mobile Telecommunications Co Saudi Arabia 1,280,916
79,190 Mouwasat Medical Services Co 2,110,833
31,011 Nahdi Medical Co 1,172,531
238,217 (a) National Industrialization Co 738,283
66,032 Power & Water Utility Co for Jubail & Yanbu 958,603
342,738 (a) Rabigh Refining & Petrochemical Co 921,615
1,190,460 Riyad Bank 8,424,862
195,471 SABIC Agri-Nutrients Co 6,978,911
281,771 Sahara International Petrochemical Co 2,427,010
1,045,741 (a) Saudi Arabian Mining Co 10,019,449
2,335,081 (b) Saudi Arabian Oil Co 20,745,682
41,379 Saudi Aramco Base Oil Co 1,424,898
826,859 Saudi Awwal Bank 7,383,112
744,758 Saudi Basic Industries Corp 15,304,216
681,441 Saudi Electricity Co 3,235,305

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SAUDI ARABIA—continued
318,734 Saudi Industrial Investment Group $ 2,038,705
383,763 Saudi Investment Bank 1,504,293
657,406 (a) Saudi Kayan Petrochemical Co 1,855,296
2,389,187 Saudi National Bank 21,378,792
27,526 (a) Saudi Research & Media Group 1,034,248
39,032 Saudi Tadawul Group Holding Co 1,731,351
1,649,516 Saudi Telecom Co 16,897,820
217,158 Savola Group 2,106,981
246,271 Yanbu National Petrochemical Co 2,489,078
TOTAL SAUDI ARABIA 215,936,111
SOUTH AFRICA - 2 .8%
684,012 Absa Group Ltd 6,241,359
82,381 African Rainbow Minerals Ltd 678,850
51,098 Anglo American Platinum Ltd 1,707,265
305,913 Aspen Pharmacare Holdings Ltd 2,778,699
280,375 Bid Corp Ltd 5,948,087
228,677 (c) Bidvest Group Ltd 3,236,876
70,687 Capitec Bank Holdings Ltd 6,280,869
197,264 Clicks Group Ltd 2,906,859
442,065 Discovery Ltd 3,049,804
234,834 Exxaro Resources Ltd 2,357,007
4,128,041 FirstRand Ltd 13,608,891
726,944 Gold Fields Ltd 9,589,802
2,637,549 Growthpoint Properties Ltd 1,371,313
426,845 Harmony Gold Mining Co Ltd 1,957,029
712,152 (c) Impala Platinum Holdings Ltd 2,966,533
50,644 Kumba Iron Ore Ltd 1,341,866
1,392,549 MTN Group Ltd 6,797,806
160,054 (a) Naspers Ltd 24,984,569
368,120 Nedbank Group Ltd 3,961,574
267,939 Northam Platinum Holdings Ltd 1,617,194
4,149,346 (c) Old Mutual Ltd 2,638,216
648,373 OUTsurance Group Ltd 1,402,677
1,584,596 (b) Pepkor Holdings Ltd 1,445,373
406,409 Remgro Ltd 3,141,806
1,491,379 Sanlam Ltd 5,230,929
472,526 Sasol Ltd 5,972,602
407,852 Shoprite Holdings Ltd 5,226,414
2,310,575 Sibanye Stillwater Ltd 2,947,257
1,111,578 Standard Bank Group Ltd 10,907,928
489,220 (c) Vodacom Group Ltd 2,663,247
764,590 Woolworths Holdings Ltd 2,846,675
TOTAL SOUTH AFRICA 147,805,376
TAIWAN - 14 .7%
415,344 Accton Technology Corp 6,435,448
2,381,380 Acer, Inc 2,516,846
382,665 Advantech Co Ltd 3,929,868
2,575,011 ASE Technology Holding Co Ltd 9,015,059
1,802,512 Asia Cement Corp 2,225,876
584,500 Asustek Computer, Inc 6,128,557
5,559,800 AU Optronics Corp 2,691,193
490,389 Catcher Technology Co Ltd 2,751,029
7,862,889 Cathay Financial Holding Co Ltd 10,670,328
1,238,881 Chailease Holding Co Ltd 6,720,371
4,415,309 Chang Hwa Commercial Bank 2,339,134
1,592,922 Cheng Shin Rubber Industry Co Ltd 2,176,796
2,483,035 China Airlines 1,488,469
12,719,522 China Development Financial Holding Corp 4,446,219
9,694,151 China Steel Corp 7,232,357
14,495,611 Chinatrust Financial Holding Co 10,916,689
3,160,763 Chunghwa Telecom Co Ltd 11,304,598

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
3,609,000 Compal Electronics, Inc $ 3,139,233
1,587,768 Delta Electronics, Inc 14,308,784
690,000 E Ink Holdings, Inc 3,590,153
11,334,959 E.Sun Financial Holding Co Ltd 8,352,038
144,316 Eclat Textile Co Ltd 2,296,967
53,000 eMemory Technology, Inc 3,320,526
2,186,803 Eva Airways Corp 1,854,439
806,192 Evergreen Marine Corp Taiwan Ltd 2,682,827
2,495,071 Far Eastern Textile Co Ltd 2,273,289
1,374,589 Far EasTone Telecommunications Co Ltd 3,219,870
378,014 Feng TAY Enterprise Co Ltd 2,087,326
9,038,944 First Financial Holding Co Ltd 7,232,474
2,901,173 Formosa Chemicals & Fibre Corp 5,458,484
1,034,064 Formosa Petrochemical Corp 2,526,255
3,164,813 Formosa Plastics Corp 7,526,467
6,403,221 Fubon Financial Holding Co Ltd 11,907,393
8,285,229 Fuhwa Financial Holdings Co Ltd 6,224,832
257,086 Giant Manufacturing Co Ltd 1,299,973
428,000 Gigabyte Technology Co Ltd 2,907,806
72,000 Global Unichip Corp 3,217,898
177,535 Globalwafers Co Ltd 2,609,747
10,186,002 Hon Hai Precision Industry Co, Ltd 30,402,299
251,540 Hotai Motor Co Ltd 4,693,517
6,915,026 Hua Nan Financial Holdings Co Ltd 4,336,578
7,216,282 InnoLux Display Corp 2,720,299
2,275,340 Inventec Co Ltd 2,850,464
80,125 Largan Precision Co Ltd 5,131,752
1,693,778 Lite-On Technology Corp 5,273,595
1,248,464 MediaTek, Inc 32,584,102
9,247,162 Mega Financial Holding Co Ltd 10,493,072
609,000 Micro-Star International Co Ltd 3,117,671
67,100 momo.com, Inc 1,106,239
3,912,271 Nan Ya Plastics Corp 7,485,433
180,000 Nan Ya Printed Circuit Board Corp 1,321,218
1,092,000 Nanya Technology Corp 2,189,218
130,000 Nien Made Enterprise Co Ltd 1,150,154
487,474 Novatek Microelectronics Corp Ltd 6,865,130
1,611,000 Pegatron Corp 3,759,466
192,025 (a) PharmaEssentia Corp 1,909,297
1,723,512 Pou Chen Corp 1,536,274
2,380,387 Powerchip Semiconductor Manufacturing Corp 1,958,155
457,000 President Chain Store Corp 3,635,137
2,227,000 Quanta Computer, Inc 13,148,888
405,085 Realtek Semiconductor Corp 5,048,519
1,142,975 Ruentex Development Co Ltd 1,146,263
3,090,599 Shanghai Commercial & Savings Bank Ltd 4,095,018
10,938,684 Shin Kong Financial Holding Co Ltd 2,938,657
8,416,419 SinoPac Financial Holdings Co Ltd 4,641,788
994,522 Synnex Technology International Corp 2,110,680
9,053,413 Taishin Financial Holdings Co Ltd 4,828,789
4,789,648 Taiwan Business Bank 1,888,388
5,220,039 Taiwan Cement Corp 5,201,331
8,217,816 Taiwan Cooperative Financial Holding Co Ltd 6,381,685
1,590,561 Taiwan High Speed Rail Corp 1,444,136
1,390,861 Taiwan Mobile Co Ltd 4,110,363
20,152,183 Taiwan Semiconductor Manufacturing Co Ltd 329,135,650
1,126,000 Unimicron Technology Corp 5,021,860
3,947,908 Uni-President Enterprises Corp 8,282,505
9,358,103 United Microelectronics Corp 13,458,019
662,000 Vanguard International Semiconductor Corp 1,437,679
53,000 Voltronic Power Technology Corp 2,125,508
2,320,529 Walsin Lihwa Corp 2,469,698
551,460 Wan Hai Lines Ltd 788,180

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TAIWAN—continued
2,251,000 Winbond Electronics Corp $ 1,744,348
2,163,000 Wistron Corp 6,031,525
71,000 Wiwynn Corp 3,364,203
1,268,660 WPG Holdings Ltd 2,807,326
273,437 Yageo Corp 4,457,990
1,390,000 Yang Ming Marine Transport 1,811,697
506,127 Zhen Ding Technology Holding Ltd 1,530,243
TOTAL TAIWAN 766,995,624
THAILAND - 1 .9%
998,000 Advanced Info Service PCL 6,112,659
3,537,056 Airports of Thailand PCL 6,566,957
4,994,500 Asset World Corp PCL 480,592
706,500 B Grimm Power PCL 434,605
9,151,799 Bangkok Dusit Medical Services PCL 6,739,867
4,624,383 Bangkok Expressway & Metro PCL 1,015,880
8,056,800 Banpu PCL (Foreign) 1,703,069
812,800 Berli Jucker PCL 639,436
3,990,500 BTS Group Holdings PCL 827,407
494,800 Bumrungrad Hospital PCL 3,576,166
1,608,099 Central Pattana PCL 2,797,518
1,478,707 Central Retail Corp PCL 1,512,317
2,775,380 Charoen Pokphand Foods PCL 1,443,714
4,704,930 CP ALL plc 7,187,470
1,713,500 CP Axtra PCL 1,347,229
2,413,000 Delta Electronics Thailand PCL 5,303,851
216,800 Electricity Generating PCL 735,941
1,303,803 Energy Absolute PCL 1,523,970
588,900 Global Power Synergy PCL 639,299
2,191,550 Gulf Energy Development PCL 2,637,612
4,127,826 Home Product Center PCL 1,366,650
1,167,539 Indorama Ventures PCL 769,270
854,500 Intouch Holdings PCL (Class F) 1,687,867
465,700 Kasikornbank PCL (Foreign) 1,703,658
2,777,498 Krung Thai Bank PCL 1,452,254
605,694 Krungthai Card PCL 737,334
7,261,552 Land and Houses PCL 1,525,401
2,431,678 Minor International PCL 1,894,960
362,200 Muangthai Capital PCL 367,839
967,544 Osotspa PCL 632,705
1,553,141 PTT Exploration & Production PCL 7,092,926
1,806,629 PTT Global Chemical PCL 1,735,132
2,152,122 PTT Oil & Retail Business PCL 1,095,926
9,593,532 PTT PCL 8,826,143
965,227 Ratch Group PCL 865,989
656,001 SCB X PCL 1,786,241
918,000 SCG Packaging PCL 919,824
619,560 Siam Cement PCL 4,963,039
1,184,250 Thai Oil PCL 1,550,541
39,795,800 TMB Bank PCL (Foreign) 1,848,673
8,462,481 True Corp PCL 1,427,173
TOTAL THAILAND 97,475,104
TURKEY - 0 .7%
2,481,236 Akbank TAS 2,581,185
1,147,708 Aselsan Elektronik Sanayi Ve Ticaret AS 1,675,406
376,568 BIM Birlesik Magazalar AS 3,616,850
1,115,379 Eregli Demir ve Celik Fabrikalari TAS 1,493,178
57,620 Ford Otomotiv Sanayi AS 1,599,852
829,250 Haci Omer Sabanci Holding AS 1,566,598
987,664 (a) Hektas Ticaret TAS 766,355
615,481 KOC Holding AS 2,977,131
772,417 Koza Altin Isletmeleri AS 598,966

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TURKEY—continued
32,837 (a) Pegasus Hava Tasimaciligi AS. $ 817,468
817,466 (a) Sasa Polyester Sanayi AS 1,234,314
90,995 Tofas Turk Otomobil Fabrik 773,414
438,056 (a) Turk Hava Yollari AO 3,361,303
1,015,797 (a) Turkcell Iletisim Hizmet AS 1,721,735
2,881,824 Turkiye Is Bankasi (Series C) 2,142,100
847,766 Turkiye Petrol Rafinerileri AS 4,253,271
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 1,858,654
2,858,097 Yapi ve Kredi Bankasi 1,744,333
TOTAL TURKEY 34,782,113
UNITED ARAB EMIRATES - 1 .3%
2,373,255 Abu Dhabi Commercial Bank PJSC 5,188,466
1,184,156 Abu Dhabi Islamic Bank PJSC 3,320,666
2,602,585 Abu Dhabi National Oil Co for Distribution PJSC 2,380,802
3,213,154 Aldar Properties PJSC 4,548,979
2,097,575 Americana Restaurants International plc 2,112,994
2,293,936 Dubai Islamic Bank PJSC 3,372,520
5,508,929 Emaar Properties PJSC 10,036,076
1,574,210 Emirates NBD Bank PJSC 7,264,596
2,852,254 Emirates Telecommunications Group Co PJSC 14,335,042
3,588,479 First Abu Dhabi Bank PJSC 12,388,215
3,181,250 (a) Multiply Group PJSC 2,947,771
TOTAL UNITED ARAB EMIRATES 67,896,127
UNITED KINGDOM - 0 .1%
338,754 AngloGold Ashanti UK Ltd 6,253,126
133,637 (a),(b) Pepco Group NV 541,646
TOTAL UNITED KINGDOM 6,794,772
UNITED STATES - 0 .1%
612,465 JBS S.A. 2,433,217
49,560 (a) Legend Biotech Corp (ADR) 3,274,429
65,000 Parade Technologies Ltd 2,131,147
TOTAL UNITED STATES 7,838,793
TOTAL COMMON STOCKS 5,135,807,340
(Cost $5,023,987,350)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
KOREA, REPUBLIC OF - 0 .0%
12,461 (a) Hanwha Ocean Co Ltd 11/09/23 14,532
TOTAL KOREA, REPUBLIC OF 14,532
KUWAIT - 0 .0%
115,874 (a) Gulf Bank KSCP 11/12/23 2,396
TOTAL KUWAIT 2,396
TOTAL RIGHTS/WARRANTS 16,928
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 5,135,843,778
(Cost $5,024,010,006)

Emerging Markets Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 12/12/23 $ 4,970,678
10,000,000 FHLB 0 .000 01/05/24 9,906,934
TOTAL GOVERNMENT AGENCY DEBT 14,877,612
REPURCHASE AGREEMENT - 1 .0%
53,369,000 (e) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 53,369,000
TOTAL REPURCHASE AGREEMENT 53,369,000
TREASURY DEBT - 0 .3%
10,000,000 United States Treasury Bill 0 .000 11/30/23 9,957,394
5,955,000 United States Treasury Bill 0 .000 01/04/24 5,898,891
TOTAL TREASURY DEBT 15,856,285
TOTAL SHORT-TERM INVESTMENTS 84,102,897
(Cost $84,099,197)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
3,384,225 (f) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 3,384,225
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 3,384,225
(Cost $3,384,225)
TOTAL INVESTMENTS - 100.1% 5,223,330,900
(Cost $5,111,493,428)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,203,507)
NET ASSETS - 100.0% $ 5,217,127,393
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
(a)
Non-income producing
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $51,331,174.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $53,369,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $54,436,384.
(f)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,074 12/15/23  $ 97,946,015 $ 95,321,040 $ (2,624,975)

Portfolios of Investments
International Equity Index Fund October 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.4%
AUSTRALIA - 7 .5%
340,578 Ampol Ltd $ 6,906,155
1,865,377 APA Group 9,778,195
830,860 Aristocrat Leisure Ltd 20,422,610
2,672,926 Aurizon Holdings Ltd 5,821,936
4,124,624 Australia & New Zealand Banking Group Ltd 65,041,097
281,496 Australian Stock Exchange Ltd 10,057,162
7,007,587 BHP Billiton Ltd 198,367,059
608,774 BlueScope Steel Ltd 7,297,653
1,967,256 Brambles Ltd 16,418,228
90,704 Cochlear Ltd 13,902,576
1,861,215 Coles Group Ltd 18,064,363
2,312,730 Commonwealth Bank of Australia 142,269,546
784,806 Computershare Ltd 12,385,762
1,452,279 Dexus Property Group 5,998,183
204,129 EBOS Group Ltd 4,167,134
1,970,450 Endeavour Group Ltd 6,190,059
242,285 (a) Flutter Entertainment plc 38,052,607
2,334,809 Fortescue Metals Group Ltd 33,214,560
14,584,388 Glencore plc 77,250,932
2,353,821 Goodman Group 31,145,513
2,771,407 GPT Group 6,395,932
368,389 IDP Education Ltd 5,089,797
908,471 Independence Group NL 5,501,127
3,350,723 Insurance Australia Group Ltd 12,087,854
981,544 Lend Lease Corp Ltd 3,887,395
3,230,507 Lottery Corp Ltd 9,325,076
504,448 Macquarie Group Ltd 51,852,155
3,844,819 Medibank Pvt Ltd 8,390,464
247,118 Mineral Resources Ltd 9,108,082
5,484,756 Mirvac Group 6,363,706
4,320,908 National Australia Bank Ltd 77,405,801
1,629,232 Northern Star Resources Ltd 11,930,511
642,458 Orica Ltd 6,003,076
2,403,973 Origin Energy Ltd 13,945,092
3,718,179 (b) Pilbara Minerals Ltd 8,733,985
1,230,630 (a) Qantas Airways Ltd 3,855,445
2,050,965 QBE Insurance Group Ltd 20,337,585
263,163 Ramsay Health Care Ltd 8,148,602
70,486 (b) REA Group Ltd 6,470,944
297,803 Reece Ltd 3,320,418
516,565 Rio Tinto Ltd 38,586,410
1,557,462 Rio Tinto plc 99,366,782
4,402,201 Santos Ltd 21,480,348
7,150,591 Scentre Group 11,077,631
473,796 Seek Ltd 6,250,637
621,362 Sonic Healthcare Ltd 11,377,795
6,103,961 South32 Ltd 13,058,704
3,177,275 Stockland Trust Group 7,170,922
1,756,304 Suncorp-Metway Ltd 14,949,025
5,887,108 Telstra Corp Ltd 14,275,515
4,251,380 Transurban Group 32,006,462
945,586 Treasury Wine Estates Ltd 7,257,972
5,537,380 Vicinity Ltd 5,997,707
304,169 Washington H Soul Pattinson & Co Ltd 6,479,972
1,587,751 Wesfarmers Ltd 51,084,009
4,855,150 Westpac Banking Corp 63,756,715
230,376 WiseTech Global Ltd 8,577,188

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
AUSTRALIA—continued
2,629,742 Woodside Energy Group Ltd $ 57,275,235
1,685,649 Woolworths Ltd 37,732,861
TOTAL AUSTRALIA 1,508,666,267
AUSTRIA - 0 .3%
480,331 Erste Bank der Oesterreichischen Sparkassen AG. 17,200,301
683,734 Mondi plc 11,059,739
202,728 OMV AG. 8,891,288
93,417 Verbund AG. 8,116,698
171,858 Voestalpine AG. 4,291,466
TOTAL AUSTRIA 49,559,492
BELGIUM - 0 .8%
228,760 Ageas S.A. 8,787,320
1,202,296 Anheuser-Busch InBev S.A. 68,408,303
31,009 Dieteren S.A. 4,606,101
38,122 Elia Group S.A. 3,619,913
125,363 Groupe Bruxelles Lambert S.A. 9,169,119
352,281 KBC Groep NV 19,387,730
542 Lotus Bakeries NV 4,014,433
20,048 Sofina S.A. 3,808,603
100,800 Solvay S.A. 10,656,132
174,050 UCB S.A. 12,730,017
286,666 Umicore S.A. 6,820,596
223,983 Warehouses De Pauw CVA 5,541,901
TOTAL BELGIUM 157,550,168
BRAZIL - 0 .0%
219,065 Yara International ASA 7,168,231
TOTAL BRAZIL 7,168,231
BURKINA FASO - 0 .0%
263,696 Endeavour Mining plc 5,440,608
TOTAL BURKINA FASO 5,440,608
CHILE - 0 .0%
552,300 Antofagasta plc 9,030,945
TOTAL CHILE 9,030,945
CHINA - 0 .5%
5,286,114 BOC Hong Kong Holdings Ltd 13,979,337
2,225,679 (c) Budweiser Brewing Co APAC Ltd 4,229,561
2,904,471 (c) ESR Group Ltd 3,731,942
2,111,971 (a) Prosus NV 59,062,516
2,001,946 SITC International Holdings Co Ltd 3,083,807
2,541,850 Wilmar International Ltd 6,608,260
2,405,999 Xinyi Glass Holdings Co Ltd 2,764,540
TOTAL CHINA 93,459,963
DENMARK - 3 .4%
4,268 AP Moller - Maersk AS (Class A) 6,968,625
6,767 AP Moller - Maersk AS (Class B) 11,275,383
136,920 Carlsberg AS (Class B) 16,317,184
147,645 Chr Hansen Holding A/S 10,075,248
186,940 Coloplast A.S. 19,494,906
945,159 Danske Bank AS 22,172,218
134,660 (a) Demant A.S. 5,138,563
255,360 DSV AS 38,161,227
91,417 (a) Genmab AS 25,842,016
4,514,180 Novo Nordisk A.S. 435,510,965
289,198 Novozymes A.S. 12,997,411
259,433 Orsted AS 12,535,573
116,482 Pandora A.S. 13,211,447

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
DENMARK—continued
13,769 Rockwool International AS (B Shares) $ 3,063,916
489,071 Tryg A.S. 9,550,361
1,402,813 Vestas Wind Systems A.S. 30,405,643
TOTAL DENMARK 672,720,686
FINLAND - 1 .1%
197,136 Elisa Oyj (Series A) 8,360,273
642,868 Fortum Oyj 7,633,048
374,713 Kesko Oyj (B Shares) 6,336,955
487,820 Kone Oyj (Class B) 21,124,246
933,923 Metso Outotec Oyj 8,228,262
587,819 Neste Oil Oyj 19,755,375
7,446,592 Nokia Oyj 24,802,220
4,471,230 Nordea Bank Abp 47,091,959
150,380 Orion Oyj (Class B) 5,982,945
624,158 (a) Sampo Oyj 24,547,391
814,116 Stora Enso Oyj (R Shares) 9,784,368
731,922 UPM-Kymmene Oyj 24,648,144
690,431 Wartsila Oyj (B Shares) 8,239,255
TOTAL FINLAND 216,534,441
FRANCE - 10 .3%
258,081 Accor S.A. 8,233,455
431,461 (a) Adevinta ASA 3,792,346
39,877 Aeroports de Paris 4,478,137
722,563 Air Liquide 123,812,732
818,916 Airbus SE 109,797,100
379,807 Alstom RGPT 5,143,522
85,512 (c) Amundi S.A. 4,467,089
83,608 Arkema 7,834,301
2,548,760 AXA S.A. 75,520,841
57,784 BioMerieux 5,547,981
1,463,355 BNP Paribas S.A. 84,148,775
978,432 Bollore SE 5,341,305
252,857 Bouygues S.A. 8,895,258
401,533 Bureau Veritas S.A. 9,146,029
227,178 Cap Gemini S.A. 40,148,900
828,428 Carrefour S.A. 14,523,553
926,643 Cie Generale des Etablissements Michelin S.C.A 27,529,128
641,717 Compagnie de Saint-Gobain 34,931,326
1,652,198 Credit Agricole S.A. 19,950,113
898,193 Danone 53,433,913
27,359 Dassault Aviation S.A. 5,438,674
930,025 Dassault Systemes SE 38,310,867
353,653 Edenred 18,825,468
101,968 Eiffage S.A. 9,253,653
2,519,993 Engie S.A. 40,080,197
407,358 Essilor International S.A. 73,765,786
57,498 Eurazeo 3,241,545
72,208 Fonciere Des Regions 3,094,429
66,380 Gecina S.A. 6,517,908
501,708 Getlink S.E. 8,101,927
43,799 Hermes International 81,721,271
51,382 Ipsen 6,072,963
102,438 Kering 41,661,689
314,757 Klepierre 7,643,489
132,619 (c) La Francaise des Jeux SAEM 4,277,882
367,420 Legrand S.A. 31,784,168
333,498 L'Oreal S.A. 140,179,365
382,134 LVMH Moet Hennessy Louis Vuitton S.A. 273,581,324
2,589,577 Orange S. A. 30,458,713
280,837 Pernod-Ricard S.A. 49,870,006
313,369 Publicis Groupe S.A. 23,860,949

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FRANCE—continued
31,971 Remy Cointreau S.A. $ 3,632,567
268,360 Renault S.A. 9,415,201
471,454 Safran S.A. 73,650,291
36,554 Sartorius Stedim Biotech 6,843,745
37,224 SEB S.A. 3,680,944
1,021,462 Societe Generale 22,954,061
120,461 Sodexho Alliance S.A. 12,748,217
79,968 Teleperformance 9,199,650
146,347 Thales S.A. 21,597,534
3,113,105 Total S.A. 208,134,395
168,495 (a) Unibail-Rodamco-Westfield 8,348,790
329,317 Valeo 4,351,295
944,587 Veolia Environnement 25,882,058
733,296 Vinci S.A. 81,083,778
915,482 Vivendi Universal S.A. 8,209,583
37,275 Wendel 2,792,176
320,342 (a),(c) Worldline S.A. 4,073,443
TOTAL FRANCE 2,051,015,805
GERMANY - 8 .1%
225,609 Adidas-Salomon AG. 40,115,037
556,658 Allianz AG. 130,392,957
1,230,924 BASF SE 56,877,488
1,360,023 Bayer AG. 58,764,633
436,679 Bayerische Motoren Werke AG. 40,613,030
55,829 Bayerische Motoren Werke AG. (Preference) 4,747,118
110,201 Bechtle AG. 4,925,192
138,657 Beiersdorf AG. 18,236,167
200,429 Brenntag SE 14,904,220
51,954 Carl Zeiss Meditec AG. 4,511,295
1,463,353 Commerzbank AG. 15,783,074
155,506 Continental AG. 10,152,825
269,255 (c) Covestro AG. 13,641,041
1,106,267 Daimler AG. (Registered) 65,086,390
693,967 Daimler Truck Holding AG. 21,804,597
2,684,336 Deutsche Bank AG. (Registered) 29,539,915
264,455 Deutsche Boerse AG. 43,528,369
793,728 (a) Deutsche Lufthansa AG. 5,565,596
1,356,183 Deutsche Post AG. 52,950,120
4,479,415 Deutsche Telekom AG. 97,219,719
156,618 Dr ING hc F Porsche AG. 13,726,789
3,112,732 E.ON AG. 37,035,665
293,824 Evonik Industries AG. 5,407,795
289,381 Fresenius Medical Care AG. 9,615,020
583,402 Fresenius SE 15,007,007
199,351 GEA Group AG. 6,817,886
86,894 Hannover Rueckversicherung AG. 19,187,354
196,882 HeidelbergCement AG. 14,292,321
214,391 (a) HelloFresh SE 4,689,415
153,128 Henkel KGaA 9,677,747
241,140 Henkel KGaA (Preference) 17,394,656
1,817,244 Infineon Technologies AG. 53,082,074
97,130 Knorr-Bremse AG. 5,425,146
102,049 LEG Immobilien SE 6,379,250
181,233 Merck KGaA 27,373,142
74,010 MTU Aero Engines Holding AG. 13,910,673
189,140 Muenchener Rueckver AG. 75,903,388
78,080 Nemetschek SE 5,834,398
220,803 Porsche AG. 9,882,723
145,501 Puma AG. Rudolf Dassler Sport 8,245,269
7,117 Rational AG. 4,058,673
60,826 Rheinmetall AG. 17,462,743
877,568 RWE AG. 33,580,494

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
GERMANY—continued
1,441,147 SAP AG. $ 193,304,402
35,677 Sartorius AG. 8,942,077
100,956 (c) Scout24 SE 6,210,822
1,052,806 Siemens AG. 139,706,144
726,625 (b) Siemens Energy AG. 6,460,370
390,472 (c) Siemens Healthineers AG. 19,209,958
181,019 Symrise AG. 18,498,201
91,467 Talanx AG. 5,764,181
1,375,720 Telefonica Deutschland Holding AG. 2,338,827
75,686 Volkswagen AG. 8,749,292
250,698 Volkswagen AG. (Preference) 26,586,690
1,004,233 Vonovia SE 23,119,534
28,715 Wacker Chemie AG. 3,523,995
312,834 (a),(c) Zalando SE 7,317,337
TOTAL GERMANY 1,613,080,241
HONG KONG - 2 .1%
16,111,591 AIA Group Ltd 139,909,879
2,678,613 CK Asset Holdings Ltd 13,388,576
808,596 CK Infrastructure Holdings Ltd 3,747,874
2,343,174 CLP Holdings Ltd 17,149,179
84,047 (a) Futu Holdings Ltd (ADR) 4,660,406
2,472,536 Hang Lung Properties Ltd 3,250,042
1,055,505 Hang Seng Bank Ltd 12,067,679
1,977,386 Henderson Land Development Co Ltd 5,173,748
5,235,025 HKT Trust & HKT Ltd 5,422,358
16,374,041 Hong Kong & China Gas Ltd 11,398,113
1,914,977 Hong Kong Electric Holdings Ltd 9,155,168
1,667,835 Hong Kong Exchanges and Clearing Ltd 58,345,276
1,580,829 Hongkong Land Holdings Ltd 5,013,949
222,494 Jardine Matheson Holdings Ltd 9,015,704
3,492,698 Link REIT 16,028,478
2,030,312 MTR Corp 7,589,679
2,158,980 New World Development Co Ltd 3,962,416
3,820,311 Prudential plc 39,946,626
5,294,607 Sino Land Co 5,285,752
1,989,419 Sun Hung Kai Properties Ltd 20,428,746
563,764 Swire Pacific Ltd (Class A) 3,601,233
1,508,490 Swire Properties Ltd 2,920,747
1,876,498 Techtronic Industries Co 17,131,536
11,059,880 (c) WH Group Ltd 6,605,325
2,306,992 Wharf Real Estate Investment Co Ltd 8,069,948
TOTAL HONG KONG 429,268,437
IRELAND - 0 .7%
243,404 (a) AerCap Holdings NV 15,120,257
2,044,059 AIB Group plc 8,874,327
1,507,653 Bank of Ireland Group plc 13,511,159
995,248 CRH plc 53,315,435
13,289 CRH plc (Ireland) 713,179
228,193 Kerry Group plc (Class A) 17,626,500
211,942 Kingspan Group plc 14,263,452
354,407 Smurfit Kappa Group plc 11,552,227
TOTAL IRELAND 134,976,536
ISRAEL - 0 .6%
52,198 Azrieli Group Ltd 2,247,499
1,801,975 Bank Hapoalim Ltd 12,889,430
2,094,829 Bank Leumi Le-Israel 13,492,618
130,594 (a) Check Point Software Technologies 17,532,245
37,549 Elbit Systems Ltd 6,984,161
136,911 (a) Global-e Online Ltd 4,806,945
1,104,440 Israel Chemicals Ltd 5,371,857

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ISRAEL—continued
1,717,389 Israel Discount Bank Ltd $ 7,548,498
203,031 Mizrahi Tefahot Bank Ltd 6,284,135
86,306 (a) Nice Systems Ltd 13,230,341
1,578,606 (a) Teva Pharmaceutical Industries Ltd (ADR) 13,544,439
73,452 (a) Wix.com Ltd 5,868,815
TOTAL ISRAEL 109,800,983
ITALY - 2 .3%
179,984 Amplifon S.p.A. 5,086,968
1,403,254 Assicurazioni Generali S.p.A. 27,873,736
305,255 Coca-Cola HBC AG. 7,924,925
726,507 Davide Campari-Milano NV 8,030,637
31,490 DiaSorin S.p.A. 2,822,208
11,261,093 Enel S.p.A. 71,480,696
3,282,518 ENI S.p.A. 53,661,506
173,148 Ferrari NV 52,412,573
850,069 FinecoBank Banca Fineco S.p.A 10,027,960
504,668 Infrastrutture Wireless Italiane S.p.A 5,526,029
21,501,976 Intesa Sanpaolo S.p.A. 56,029,655
753,242 (b) Mediobanca S.p.A. 8,997,810
285,000 Moncler S.p.A 14,802,094
812,300 (a),(c) Nexi S.p.A 4,720,121
707,829 (c) Poste Italiane S.p.A 7,007,675
364,733 Prysmian S.p.A. 13,658,158
156,556 Recordati S.p.A. 7,241,398
2,754,342 Snam Rete Gas S.p.A. 12,630,148
12,757,792 (a),(b) Telecom Italia S.p.A. 3,298,689
1,979,709 Terna Rete Elettrica Nazionale S.p.A. 15,158,699
2,558,332 UniCredit S.p.A 64,136,392
TOTAL ITALY 452,528,077
JAPAN - 22 .6%
1,052,772 Advantest Corp 27,117,952
915,817 Aeon Co Ltd 19,268,441
195,280 Aisin Seiki Co Ltd 6,802,550
631,838 Ajinomoto Co, Inc 23,076,409
207,152 (a) All Nippon Airways Co Ltd 4,066,778
655,414 Asahi Breweries Ltd 23,706,579
265,412 Asahi Glass Co Ltd 9,029,072
312,102 Asahi Intecc Co Ltd 5,244,131
1,729,093 Asahi Kasei Corp 10,630,087
2,500,320 Astellas Pharma, Inc 31,628,722
160,407 Azbil Corp 4,739,811
178,038 BayCurrent Consulting, Inc 4,469,955
790,160 Bridgestone Corp 29,903,766
298,593 Brother Industries Ltd 4,658,124
1,374,718 (b) Canon, Inc 32,499,262
236,555 Capcom Co Ltd 7,614,544
1,014,975 Central Japan Railway Co 22,845,458
694,668 Chiba Bank Ltd 5,174,262
925,817 Chubu Electric Power Co, Inc 11,187,708
935,732 Chugai Pharmaceutical Co Ltd 27,750,597
1,473,968 Concordia Financial Group Ltd 6,848,642
668,040 CyberAgent, Inc 3,506,841
292,785 Dai Nippon Printing Co Ltd 7,637,958
412,539 Daifuku Co Ltd 6,816,336
1,307,595 Dai-ichi Life Holdings, Inc 27,622,964
2,569,179 Daiichi Sankyo Co Ltd 66,244,204
365,107 Daikin Industries Ltd 52,640,718
85,212 Daito Trust Construction Co Ltd 9,140,382
813,629 Daiwa House Industry Co Ltd 22,379,399
2,953 Daiwa House REIT Investment Corp 5,226,064
1,806,389 (a) Daiwa Securities Group, Inc 10,416,487

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
2,391,888 Denso Corp $ 35,319,413
270,564 Dentsu, Inc 7,858,795
125,965 Disco Corp 22,245,294
522,726 Don Quijote Co Ltd 10,123,034
426,823 East Japan Railway Co 22,168,027
344,467 Eisai Co Ltd 18,249,283
3,915,028 ENEOS Holdings, Inc 14,506,810
1,306,657 Fanuc Ltd 32,426,518
241,773 Fast Retailing Co Ltd 53,527,673
169,527 (a) Fuji Electric Holdings Co Ltd 6,454,674
846,832 Fuji Heavy Industries Ltd 14,658,909
515,066 FUJIFILM Holdings Corp 28,172,957
242,971 Fujitsu Ltd 31,476,276
6,471 GLP J-Reit 5,795,797
64,754 GMO Payment Gateway, Inc 2,586,226
296,416 Hakuhodo DY Holdings, Inc 2,405,474
193,088 Hamamatsu Photonics KK 7,171,870
333,322 Hankyu Hanshin Holdings, Inc 10,487,507
30,060 Hikari Tsushin, Inc 4,336,841
42,440 Hirose Electric Co Ltd 4,808,410
144,377 (a) Hitachi Construction Machinery Co Ltd 3,730,085
1,295,962 (a) Hitachi Ltd 82,146,596
6,395,514 Honda Motor Co Ltd 65,546,164
167,784 Hoshizaki Corp 5,418,523
491,007 (a) Hoya Corp 47,268,553
520,881 Hulic Co Ltd 4,775,503
158,412 Ibiden Co Ltd 6,754,126
277,526 Idemitsu Kosan Co Ltd 6,301,253
227,283 Iida Group Holdings Co Ltd 3,529,066
1,350,572 Inpex Holdings, Inc 19,597,967
820,598 Isuzu Motors Ltd 9,150,202
1,645,469 Itochu Corp 59,271,479
217,661 Japan Airlines Co Ltd 4,001,431
2,057,971 Japan Post Bank Co Ltd 19,075,745
3,179,935 Japan Post Holdings Co Ltd 28,146,251
254,775 Japan Post Insurance Co Ltd 4,905,966
1,836 Japan Real Estate Investment Corp 6,819,494
9,491 Japan Retail Fund Investment Corp 6,124,986
1,660,773 Japan Tobacco, Inc 38,660,897
706,020 JFE Holdings, Inc 9,836,880
234,384 JSR Corp 6,273,509
560,009 Kajima Corp 9,255,485
992,326 Kansai Electric Power Co, Inc 12,705,574
646,291 Kao Corp 23,579,212
195,418 (b) Kawasaki Kisen Kaisha Ltd 6,700,875
2,085,857 KDDI Corp 62,397,838
142,893 Keio Corp 4,240,273
173,342 Keisei Electric Railway Co Ltd 6,529,729
268,754 Keyence Corp 104,039,631
186,653 Kikkoman Corp 10,619,577
255,850 Kintetsu Corp 7,198,788
1,080,872 Kirin Brewery Co Ltd 15,189,836
67,910 Kobayashi Pharmaceutical Co Ltd 2,803,545
196,221 Kobe Bussan Co Ltd 4,856,087
172,774 Koei Tecmo Holdings Co Ltd 2,256,024
312,071 (a) Koito Manufacturing Co Ltd 4,675,676
1,266,850 Komatsu Ltd 29,107,634
141,402 Konami Corp 7,324,919
49,160 Kose Corp 3,256,898
1,386,044 Kubota Corp 18,641,241
146,996 Kurita Water Industries Ltd 4,466,241
445,705 Kyocera Corp 21,969,424
372,024 Kyowa Hakko Kogyo Co Ltd 5,834,929

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
104,329 Lasertec Corp $ 17,233,083
412,394 LIXIL Group Corp 4,521,929
614,899 M3, Inc 9,470,175
316,876 Makita Corp 8,190,241
1,992,553 Marubeni Corp 29,134,665
462,102 Matsumotokiyoshi Holdings Co Ltd 8,106,093
818,101 Mazda Motor Corp 7,907,755
126,837 (b) McDonald's Holdings Co Japan Ltd 4,934,945
311,324 MEIJI Holdings Co Ltd 7,662,931
512,777 Minebea Co Ltd 8,039,980
413,361 MISUMI Group, Inc 6,257,731
1,728,808 Mitsubishi Chemical Holdings Corp 9,782,641
1,594,294 Mitsubishi Corp 74,318,886
2,662,482 Mitsubishi Electric Corp 30,529,371
1,546,485 Mitsubishi Estate Co Ltd 19,795,502
448,426 Mitsubishi Heavy Industries Ltd 23,096,028
15,770,388 Mitsubishi UFJ Financial Group, Inc 132,300,105
1,141,044 Mitsubishi UFJ Lease & Finance Co Ltd 7,522,024
1,810,098 Mitsui & Co Ltd 65,786,501
234,656 Mitsui Chemicals, Inc 5,914,379
1,227,679 Mitsui Fudosan Co Ltd 26,609,768
484,783 (b) Mitsui OSK Lines Ltd 12,515,785
588,529 Mitsui Sumitomo Insurance Group Holdings, Inc 21,564,004
3,307,269 Mizuho Financial Group, Inc 56,152,070
354,127 MonotaRO Co Ltd 2,830,177
2,365,241 Murata Manufacturing Co Ltd 40,515,105
823,281 Namco Bandai Holdings, Inc 17,057,148
342,840 NEC Corp 16,507,952
487,448 Nexon Co Ltd 8,944,305
319,232 NGK Insulators Ltd 3,900,457
577,467 Nidec Corp 21,182,093
1,448,355 Nintendo Co Ltd 59,837,943
2,111 Nippon Building Fund, Inc 8,481,858
110,619 Nippon Express Holdings, Inc 5,685,305
1,310,191 Nippon Paint Co Ltd 8,808,553
3,150 Nippon ProLogis REIT, Inc 5,605,032
1,187,347 (b) Nippon Steel Corp 25,609,700
41,388,086 Nippon Telegraph & Telephone Corp 48,704,454
670,047 (b) Nippon Yusen Kabushiki Kaisha 16,394,202
180,700 Nissan Chemical Industries Ltd 7,369,880
3,220,668 Nissan Motor Co Ltd 12,393,069
84,029 Nissin Food Products Co Ltd 7,311,248
112,111 Nitori Co Ltd 12,141,032
193,627 Nitto Denko Corp 12,528,782
4,135,070 (a) Nomura Holdings, Inc 15,975,455
153,025 Nomura Real Estate Holdings, Inc 3,574,064
6,016 Nomura Real Estate Master Fund, Inc 6,638,404
542,230 Nomura Research Institute Ltd 14,233,500
842,059 NTT Data Corp 10,382,507
898,885 Obayashi Corp 7,699,674
96,065 Obic Co Ltd 14,199,971
415,414 Odakyu Electric Railway Co Ltd 5,913,969
1,327,312 OJI Paper Co Ltd 5,676,753
1,770,847 Olympus Corp 23,650,283
237,432 Omron Corp 8,506,526
534,382 Ono Pharmaceutical Co Ltd 9,228,499
115,849 Open House Group Co Ltd 3,818,421
53,578 (a) Oracle Corp Japan 3,800,806
1,525,492 Oriental Land Co Ltd 49,342,589
1,603,350 ORIX Corp 29,159,061
524,248 Osaka Gas Co Ltd 9,886,150
713,169 Osaka Securities Exchange Co Ltd 14,102,770
153,937 Otsuka Corp 6,172,043

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
531,926 Otsuka Holdings Co Ltd $ 17,897,152
3,071,115 Panasonic Corp 26,944,400
2,550,600 Persol Holdings Co Ltd 3,824,407
2,095,778 (a) Rakuten, Inc 7,752,113
1,989,615 Recruit Holdings Co Ltd 57,047,627
1,762,612 (a) Renesas Electronics Corp 23,153,000
3,000,069 Resona Holdings, Inc 16,030,325
772,160 Ricoh Co Ltd 6,258,440
479,472 Rohm Co Ltd 7,682,080
339,128 SBI Holdings, Inc 7,296,315
295,069 Secom Co Ltd 20,493,960
392,842 Seiko Epson Corp 5,453,893
512,555 Sekisui Chemical Co Ltd 7,020,399
812,160 Sekisui House Ltd 15,904,323
1,037,296 Seven & I Holdings Co Ltd 38,005,177
459,787 SG Holdings Co Ltd 6,517,302
395,853 (b) Sharp Corp 2,474,957
357,166 Shimadzu Corp 8,445,651
108,064 Shimano, Inc 15,551,064
863,406 Shimizu Corp 6,144,416
2,519,826 Shin-Etsu Chemical Co Ltd 75,351,281
360,449 Shionogi & Co Ltd 16,784,165
553,718 Shiseido Co Ltd 17,561,427
644,043 Shizuoka Financial Group, Inc 5,476,781
79,032 SMC Corp 36,494,050
3,975,295 SoftBank Corp 44,948,096
1,424,046 Softbank Group Corp 58,320,459
405,895 Sompo Holdings, Inc 17,583,348
1,744,593 Sony Corp 145,043,448
125,566 Square Enix Co Ltd 4,171,525
469,847 Sumco Corp 6,071,433
238,012 Sumisho Computer Systems Corp 4,062,927
1,887,873 Sumitomo Chemical Co Ltd 4,798,525
1,446,539 Sumitomo Corp 28,435,570
993,165 Sumitomo Electric Industries Ltd 10,426,472
342,602 Sumitomo Metal Mining Co Ltd 9,624,359
1,758,197 Sumitomo Mitsui Financial Group, Inc 84,759,116
455,842 Sumitomo Mitsui Trust Holdings, Inc 17,092,609
393,285 Sumitomo Realty & Development Co Ltd 9,869,067
192,023 Suntory Beverage & Food Ltd 5,778,557
504,601 Suzuki Motor Corp 19,584,576
236,024 Sysmex Corp 11,306,211
685,647 T&D Holdings, Inc 12,231,406
231,862 Taisei Corp 7,863,066
246,514 Taiyo Nippon Sanso Corp 6,216,711
2,199,111 Takeda Pharmaceutical Co Ltd 59,694,267
543,682 TDK Corp 20,341,978
916,931 Terumo Corp 25,085,565
293,615 TIS, Inc 6,287,717
280,573 Tobu Railway Co Ltd 6,753,233
168,832 Toho Co Ltd 5,767,819
2,507,464 Tokio Marine Holdings, Inc 56,097,532
2,175,550 (a) Tokyo Electric Power Co, Inc 9,206,360
653,290 Tokyo Electron Ltd 86,324,207
550,133 Tokyo Gas Co Ltd 12,354,424
689,270 Tokyu Corp 7,781,191
338,512 Toppan Printing Co Ltd 7,807,397
1,871,956 Toray Industries, Inc 9,056,221
115,800 Toshiba Corp 3,520,394
358,542 Tosoh Corp 4,390,066
192,200 Toto Ltd 4,634,249
204,562 Toyota Industries Corp 15,161,052
14,672,527 (a) Toyota Motor Corp 256,677,360

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
296,269 Toyota Tsusho Corp $ 15,772,262
176,644 (a) Trend Micro, Inc 6,656,761
565,598 Uni-Charm Corp 19,218,386
274,501 USS Co Ltd 4,797,974
130,044 Welcia Holdings Co Ltd 2,155,584
300,978 West Japan Railway Co 11,471,640
353,802 Yakult Honsha Co Ltd 8,337,319
190,492 Yamaha Corp 5,088,027
416,102 Yamaha Motor Co Ltd 10,168,222
360,940 Yamato Transport Co Ltd 6,011,822
332,603 Yaskawa Electric Corp 10,887,135
306,547 Yokogawa Electric Corp 5,565,428
3,669,621 Z Holdings Corp 9,355,649
123,227 Zensho Co Ltd 6,477,035
187,177 ZOZO, Inc 3,559,123
TOTAL JAPAN 4,532,990,020
JORDAN - 0 .0%
228,618 Hikma Pharmaceuticals plc 5,296,970
TOTAL JORDAN 5,296,970
KOREA, REPUBLIC OF - 0 .0%
242,152 (a),(c) Delivery Hero SE 6,188,462
TOTAL KOREA, REPUBLIC OF 6,188,462
LUXEMBOURG - 0 .1%
730,880 (a) ArcelorMittal S.A. 16,172,361
184,426 Eurofins Scientific SE 9,356,993
TOTAL LUXEMBOURG 25,529,354
MACAU - 0 .1%
2,999,274 Galaxy Entertainment Group Ltd 16,860,308
3,310,424 (a) Sands China Ltd 8,911,826
TOTAL MACAU 25,772,134
NETHERLANDS - 5 .6%
584,377 (c) ABN AMRO Bank NV 7,870,742
30,388 (a),(c) Adyen NV 20,496,276
2,290,503 Aegon NV 11,139,328
237,416 Akzo Nobel NV 15,926,979
1,520 (a) Argenx SE 714,980
75,590 (a) Argenx SE 35,519,918
65,838 ASM International NV 27,170,031
559,138 ASML Holding NV 336,109,290
211,983 ASR Nederland NV 7,910,880
108,786 BE Semiconductor Industries NV 11,237,561
120,521 (c) Euronext NV 8,404,963
20,515 EXOR NV 1,760,785
133,546 (a) EXOR NV 11,437,232
680,200 Ferrovial SE 20,471,328
179,549 Heineken Holding NV 13,660,717
397,817 Heineken NV 35,741,256
74,932 IMCD NV 9,021,481
5,024,758 ING Groep NV 64,420,036
183,792 JDE Peet's NV 5,102,902
1,347,214 Koninklijke Ahold Delhaize NV 39,893,414
4,569,194 Koninklijke KPN NV 15,357,876
1,298,869 Koninklijke Philips Electronics NV 24,707,702
343,584 NN Group NV 11,019,558
153,655 OCI NV 3,580,281
151,253 Randstad Holdings NV 7,832,598
9,270,616 Shell plc 298,762,517
1,134,284 Universal Music Group NV 27,777,283

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
NETHERLANDS—continued
353,277 Wolters Kluwer NV $ 45,327,552
TOTAL NETHERLANDS 1,118,375,466
NEW ZEALAND - 0 .2%
1,737,906 Auckland International Airport Ltd 7,431,778
806,678 Fisher & Paykel Healthcare Corp 9,780,085
1,006,349 Mercury NZ Ltd 3,459,163
1,737,975 Meridian Energy Ltd 4,894,763
2,509,409 Telecom Corp of New Zealand Ltd 7,285,113
201,949 (a) Xero Ltd 13,806,692
TOTAL NEW ZEALAND 46,657,594
NORWAY - 0 .6%
441,490 Aker BP ASA 12,724,451
1,278,422 DNB Bank ASA 23,065,095
1,257,304 Equinor ASA 42,148,848
294,297 Gjensidige Forsikring ASA 4,413,501
113,625 Kongsberg Gruppen ASA 4,641,544
603,896 Mowi ASA 9,813,102
1,881,695 Norsk Hydro ASA 10,730,753
981,208 Orkla ASA 6,762,970
101,935 Salmar ASA 4,833,237
951,362 Telenor ASA 9,725,196
TOTAL NORWAY 128,858,697
PORTUGAL - 0 .2%
4,315,911 Energias de Portugal S.A. 18,137,603
683,603 Galp Energia SGPS S.A. 10,291,479
408,455 Jeronimo Martins SGPS S.A. 9,416,878
TOTAL PORTUGAL 37,845,960
SINGAPORE - 1 .6%
4,949,282 Ascendas REIT 9,403,853
3,554,999 Capitaland Investment Ltd 7,633,229
7,475,271 CapitaMall Trust 9,607,363
688,770 City Developments Ltd 3,179,230
2,502,762 DBS Group Holdings Ltd 60,124,640
7,515,401 Genting Singapore Ltd 4,721,586
2,583,076 (a) Grab Holdings Ltd 7,930,043
147,717 Jardine Cycle & Carriage Ltd 3,042,936
1,943,521 Keppel Corp Ltd 8,822,309
388,704 (d) Keppel REIT 225,706
4,633,037 Mapletree Logistics Trust 4,975,181
3,192,910 Mapletree Pan Asia Commercial Trust 3,103,206
4,648,887 Oversea-Chinese Banking Corp 43,100,349
512,418 (a) Sea Ltd (ADR) 21,367,831
1,185,327 SembCorp Industries Ltd 3,976,660
58,821,732 (a) SembCorp Marine Ltd 4,817,440
2,107,368 (b) Singapore Airlines Ltd 9,409,947
1,257,287 Singapore Exchange Ltd 8,705,025
2,358,387 Singapore Technologies Engineering Ltd 6,474,377
11,399,333 Singapore Telecommunications Ltd 19,808,322
943,901 STMicroelectronics NV 35,981,592
1,737,623 United Overseas Bank Ltd 34,274,072
671,065 UOL Group Ltd 2,890,165
TOTAL SINGAPORE 313,575,062
SOUTH AFRICA - 0 .2%
1,756,562 Anglo American plc 44,756,455
TOTAL SOUTH AFRICA 44,756,455
SPAIN - 2 .5%
35,688 Acciona S.A. 4,499,314

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SPAIN—continued
301,789 ACS Actividades de Construccion y Servicios S.A. $ 10,913,886
104,174 Aena SME S.A. 15,115,715
621,996 Amadeus IT Holding S.A. 35,499,060
8,252,912 Banco Bilbao Vizcaya Argentaria S.A. 64,927,553
22,382,709 (b) Banco Santander S.A. 82,322,111
5,795,347 CaixaBank S.A. 23,561,214
787,923 (c) Cellnex Telecom S.A. 23,161,858
99,628 Corp ACCIONA Energias Renovables S.A. 2,696,552
407,395 EDP Renovaveis S.A. 6,553,741
341,019 Enagas 5,704,800
424,973 Endesa S.A. 7,995,727
429,486 Grifols S.A. 4,819,393
8,403,376 Iberdrola S.A. 93,462,499
1,521,589 (b) Industria de Diseno Textil S.A. 52,522,160
181,173 (b) Naturgy Energy Group S.A. 5,126,231
550,633 Redeia Corp S.A. 8,587,076
1,768,719 Repsol YPF S.A. 25,897,844
7,101,989 (b) Telefonica S.A. 27,432,401
TOTAL SPAIN 500,799,135
SWEDEN - 2 .8%
401,869 Alfa Laval AB 13,023,270
1,387,788 Assa Abloy AB 29,580,804
3,730,037 Atlas Copco AB 48,300,315
2,176,933 Atlas Copco AB 24,454,017
506,593 (b) Beijer Ref AB 4,815,844
373,599 Boliden AB 9,576,515
537,473 Epiroc AB 7,462,979
906,111 Epiroc AB 14,927,921
498,561 EQT AB 9,108,613
3,992,646 Ericsson (LM) (B Shares) 17,885,971
844,834 Essity AB 19,263,781
252,355 (c) Evolution AB 22,486,195
1,043,246 (a) Fastighets AB Balder 4,432,545
335,666 Getinge AB (B Shares) 6,043,041
892,522 (b) Hennes & Mauritz AB (B Shares) 11,990,735
2,829,177 Hexagon AB 23,056,744
132,660 Holmen AB 5,006,569
530,722 (b) Husqvarna AB (B Shares) 3,438,951
211,663 (b) Industrivarden AB 5,458,640
175,534 Industrivarden AB 4,542,013
358,984 Indutrade AB 6,362,401
207,044 Investment AB Latour 3,585,656
2,383,686 Investor AB 43,757,556
105,990 L E Lundbergforetagen AB 4,328,628
309,912 Lifco AB 5,670,755
2,139,326 Nibe Industrier AB 12,321,153
114,516 Saab AB (Class B) 5,882,846
298,993 Sagax AB 5,412,644
1,467,294 Sandvik AB 24,992,433
682,495 Securitas AB (B Shares) 5,467,062
2,159,498 Skandinaviska Enskilda Banken AB (Class A) 24,098,944
476,150 Skanska AB (B Shares) 7,148,879
476,318 SKF AB (B Shares) 7,722,287
844,462 Svenska Cellulosa AB (B Shares) 11,587,247
2,045,529 Svenska Handelsbanken AB 17,439,545
1,168,165 Swedbank AB (A Shares) 19,185,137
274,978 (a) Swedish Orphan Biovitrum AB 5,656,906
738,011 Tele2 AB (B Shares) 5,241,088
3,364,672 (b) TeliaSonera AB 7,132,920
256,628 Volvo AB (A Shares) 5,145,210
2,072,847 Volvo AB (B Shares) 41,073,857

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SWEDEN—continued
833,649 (a),(b) Volvo Car AB $ 2,875,333
TOTAL SWEDEN 556,943,950
SWITZERLAND - 6 .1%
2,224,885 ABB Ltd 74,751,036
218,832 Adecco S.A. 8,281,379
694,249 Alcon, Inc 49,691,656
45,758 Bachem Holding AG. 3,324,003
62,349 Baloise Holding AG. 8,952,434
44,721 (b) Banque Cantonale Vaudoise 5,055,005
4,896 Barry Callebaut AG. 7,423,302
30,110 BKW AG. 5,061,730
148 Chocoladefabriken Lindt & Spruengli AG. 16,107,294
723,816 Cie Financiere Richemont S.A. 85,392,524
322,423 Clariant AG. 4,580,960
253,766 DSM-Firmenich AG. 23,005,362
127,787 (a) Dufry Group 4,479,478
9,323 EMS-Chemie Holding AG. 6,377,489
45,372 Geberit AG. 21,125,820
12,717 Givaudan S.A. 42,328,794
52,512 Helvetia Holding AG. 7,059,387
279,393 Julius Baer Group Ltd 16,557,301
75,469 Kuehne & Nagel International AG. 20,351,244
1,403 Lindt & Spruengli AG. 15,532,904
230,487 Logitech International S.A. 18,141,940
102,257 Lonza Group AG. 35,810,802
2,834,722 Novartis AG. 265,385,418
31,670 Partners Group 33,534,209
566,900 (a) Sandoz Group AG. 14,738,839
54,548 Schindler Holding AG. 11,036,302
32,005 Schindler Holding AG. (Registered) 6,239,083
208,173 SGS S.A. 17,001,617
433,468 SIG Group AG. 9,556,532
202,303 Sika AG. 48,413,006
71,611 Sonova Holdings AG 16,972,756
154,650 Straumann Holding AG. 18,277,167
44,230 (a) Swatch Group AG. 11,321,817
50,748 Swatch Group AG. (Registered) 2,457,765
41,027 Swiss Life Holding 26,350,846
104,077 Swiss Prime Site AG. 9,673,739
36,697 Swisscom AG. 21,988,432
93,238 Temenos Group AG. 6,717,384
4,566,105 UBS Group AG 107,287,159
37,963 (c) VAT Group AG. 13,462,420
207,962 Zurich Insurance Group AG 98,780,397
TOTAL SWITZERLAND 1,218,586,732
UNITED ARAB EMIRATES - 0 .0%
121,704 (a),(e) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11 .2%
1,341,415 3i Group plc 31,627,312
2,744,056 Abrdn plc 5,238,665
295,449 Admiral Group plc 8,778,596
605,521 Ashtead Group plc 34,728,104
473,332 Associated British Foods plc 11,676,176
2,150,357 AstraZeneca plc 269,232,456
1,258,443 (c) Auto Trader Group plc 9,519,175
3,759,224 Aviva plc 18,208,053
4,231,635 BAE Systems plc 56,900,100
21,522,090 Barclays plc 34,543,941
1,291,366 Barratt Developments plc 6,512,612

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED KINGDOM—continued
138,555 Berkeley Group Holdings plc $ 6,810,891
24,038,573 BP plc 146,779,832
2,967,495 British American Tobacco plc 88,646,208
8,981,910 BT Group plc 12,335,990
486,744 Bunzl plc 17,365,164
504,078 Burberry Group plc 10,389,073
7,728,610 Centrica plc 14,794,849
3,622,469 CK Hutchison Holdings Ltd 18,337,966
1,414,124 CNH Industrial NV 15,671,290
284,071 (a) Coca-Cola Europacific Partners plc 16,620,994
2,428,970 Compass Group plc 61,237,630
187,100 Croda International plc 9,971,705
135,897 DCC plc 7,549,623
3,132,426 Diageo plc 118,455,739
890,924 Entain plc 10,114,030
526,433 Halma plc 11,838,607
481,621 Hargreaves Lansdown plc 4,147,935
27,339,609 HSBC Holdings plc 197,403,341
1,209,675 Imperial Tobacco Group plc 25,771,111
1,909,909 Informa plc 16,548,352
225,353 InterContinental Hotels Group plc 15,969,079
238,945 Intertek Group plc 11,128,527
2,367,334 J Sainsbury plc 7,406,955
3,624,938 JD Sports Fashion plc 5,636,178
237,826 Johnson Matthey plc 4,323,483
2,586,534 Kingfisher plc 6,604,755
1,009,884 Land Securities Group plc 7,000,214
8,114,067 Legal & General Group plc 20,905,912
88,549,443 Lloyds TSB Group plc 43,096,901
590,298 London Stock Exchange Group plc 59,558,134
3,020,279 M&G plc 7,293,469
1,899,200 Melrose Industries plc 10,813,613
5,105,136 National Grid plc 60,868,376
8,051,473 NatWest Group plc 17,518,523
162,156 Next plc 13,595,546
861,419 (a) Ocado Group plc 4,888,652
868,441 Pearson plc 10,052,833
471,627 Persimmon plc 5,840,628
994,290 Phoenix Group Holdings plc 5,492,346
990,203 Reckitt Benckiser Group plc 66,251,436
2,648,705 RELX plc 92,513,145
3,427,246 Rentokil Initial plc 17,453,206
11,764,024 (a) Rolls-Royce Holdings plc 30,965,538
1,415,122 Sage Group plc 16,717,979
1,111,272 Schroders plc 5,004,118
1,507,173 Scottish & Southern Energy plc 29,952,885
1,573,984 Segro plc 13,681,287
389,867 Severn Trent plc 12,585,817
1,180,975 Smith & Nephew plc 13,216,431
532,573 Smiths Group plc 10,446,754
102,451 Spirax-Sarco Engineering plc 10,225,999
738,261 St. James's Place plc 5,755,320
3,251,711 Standard Chartered plc 24,931,942
5,128,087 Taylor Wimpey plc 6,926,212
9,929,495 Tesco plc 32,584,210
3,491,646 Unilever plc 165,366,520
916,187 United Utilities Group plc 11,849,559
30,495,425 Vodafone Group plc 28,072,184
276,659 Whitbread plc 11,218,003
871,752 (a) Wise plc 7,085,372
1,467,802 WPP plc 12,639,563
TOTAL UNITED KINGDOM 2,241,193,124

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UNITED STATES - 6 .9%
671,006 CSL Ltd $ 99,169,391
58,827 (a) CyberArk Software Ltd 9,626,450
1,263,523 Experian Group Ltd 38,333,757
5,694,826 GSK plc 101,520,301
7,645,632 Haleon plc 30,644,344
723,867 Holcim Ltd 44,755,075
607,897 James Hardie Industries plc 15,166,673
33,116 (a) Monday.com Ltd 4,304,749
3,684,060 Nestle S.A. 397,284,336
327,617 (a) QIAGEN NV 12,209,663
45,335 (b) Roche Holding AG. 12,354,289
969,905 Roche Holding AG. 249,953,794
1,577,864 Sanofi-Aventis 143,279,890
755,286 Schneider Electric S.A. 116,206,264
3,063,047 Stellantis NV 57,224,896
414,512 Swiss Re AG. 45,290,736
673,443 Tenaris S.A. 10,668,264
TOTAL UNITED STATES 1,387,992,872
TOTAL COMMON STOCKS 19,702,162,867
(Cost $18,142,351,714)
TOTAL LONG-TERM INVESTMENTS 19,702,162,867
(Cost $18,142,351,714)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 Federal Farm Credit Bank (FFCB) 0 .000% 12/18/23 4,966,402
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 11/02/23 4,999,287
8,750,000 FHLB 0 .000 11/03/23 8,747,504
5,000,000 FHLB 0 .000 11/08/23 4,995,009
278,000 FHLB 0 .000 12/12/23 276,370
10,315,000 FHLB 0 .000 01/05/24 10,219,002
TOTAL GOVERNMENT AGENCY DEBT 34,203,574
REPURCHASE AGREEMENT - 0 .2%
41,224,000 (f) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 41,224,000
TOTAL REPURCHASE AGREEMENT 41,224,000
TREASURY DEBT - 0 .5%
2,000,000 United States Treasury Bill 0 .000 11/02/23 1,999,708
40,000,000 United States Treasury Bill 0 .000 11/07/23 39,964,800
10,000,000 United States Treasury Bill 0 .000 11/14/23 9,980,902
30,000,000 United States Treasury Bill 0 .000 11/30/23 29,872,182
25,000,000 United States Treasury Bill 0 .000 12/19/23 24,822,942
5,955,000 United States Treasury Bill 0 .000 01/04/24 5,898,891
TOTAL TREASURY DEBT 112,539,425
TOTAL SHORT-TERM INVESTMENTS 187,966,999
(Cost $187,962,384)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
91,111,657 (g) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 91,111,657
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 91,111,657
(Cost $91,111,657)

International Equity Index Fund October 31, 2023

See Notes to Financial Statements
Portfolios of Investments
(continued)
SHARES DESCRIPTION RATE VALUE
TOTAL INVESTMENTS - 99.8% $ 19,981,241,523
(Cost $18,421,425,755)
OTHER ASSETS & LIABILITIES, NET - 0.2% 36,270,412
NET ASSETS - 100.0% $ 20,017,511,935
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $181,865,092.
(c) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(d)
When-issued or delayed delivery security.
(e)
For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $41,224,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $42,048,562.
(g)
Investments made with cash collateral received from securities on loan.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 2,003 12/15/23  $ 201,835,589 $ 197,706,115 $ (4,129,474)

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2023
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
ASSETS
Long-term investments, at value
*†
$ 35,957,080,075 $ 10,526,336,121 $ 7,974,797,987
Short-term investments, at value
#
161,586,440 266,000 4,421,000
Investments purchased with collateral from securities lending, at value (cost approximates value) 116,018,795 3,027,850 16,648,028
Cash – 2,444 4,806
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts 181,021 – –
Receivables:
Dividends 24,510,249 4,113,975 8,432,882
Interest 7,955 39 651
Investments sold 545,672 3,704,168 –
Reclaims 398 – –
Reimbursement from Adviser 835,892 6 6
Shares sold 73,375,054 5,040,576 3,908,006
Variation margin on futures contracts 785,974 – –
Other 929,234 211,787 243,450
Total assets 36,335,856,759 10,542,702,966 8,008,456,816
LIABILITIES
Due to affiliates 27,722 9,208 8,247
Cash overdraft 3,086 – –
Payables:
Collateral from securities lending 116,018,795 3,027,850 16,648,028
Capital gain taxes – – –
Investments purchased - regular settlement 101,138,623 883,363 5,395,695
Shares redeemed 1,042,332 4,677,093 2,103,819
Service agreement fees 143,097 221,108 303,247
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 54,135 18,147 18,285
Management fees 1,244,987 366,762 275,689
Professional fees 84,278 22,432 19,426
Shareholder reporting expenses 40,843 51,711 45,152
Shareholder servicing agent fees 65,455 4,765 2,523
Trustees fees 591,344 184,694 182,978
12b-1 distribution and service fees 282,354 – –
Other 1,926 678 425
Total liabilities 220,738,977 9,467,811 25,003,514
Net assets $ 36,115,117,782 $ 10,533,235,155 $ 7,983,453,302
NET ASSETS CONSIST OF:
Paid-in capital $ 20,690,389,622 $ 4,727,962,605 $ 6,272,403,083
Total distributable earnings (loss) 15,424,728,160 5,805,272,550 1,711,050,219
Net assets $ 36,115,117,782 $ 10,533,235,155 $ 7,983,453,302
*
Includes securities loaned of $ 175,203,491 $ 12,505,245 $ 27,218,903
†
Long-term investments, cost $ 20,468,969,883 $ 4,821,519,865 $ 6,503,828,958
#
Short-term investments, cost $ 161,579,095 $ 266,000 $ 4,421,000
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 7,785,950,260 $ 2,769,973,798 $ 5,135,843,778 $ 19,702,162,867
57,199,398 14,250,975 84,102,897 187,966,999
333 99,758,456 3,384,225 91,111,657
385,822 1,551 824 13,548
– – 1,129,544 1,837,599
45,242 1,035,506 2,439,450 5,611,860
5,890,409 824,441 6,388,155 48,513,619
3,805 1,017 8,216 6,069
– 348,600 6,110 –
– 684 125,159 47,027,243
13 – 537,101 367,010
4,132,126 960,810 12,546,824 21,654,581
305,466 123,580 – 540,554
161,413 380,010 241,826 7,320,580
7,854,074,287 2,887,659,428 5,246,754,109 20,114,134,186
8,027 4,538 7,645 17,250
– – – –
333 99,758,456 3,384,225 91,111,657
– – 24,347,205 –
– – 3,720 224,141
10,228,893 853,454 48,322 3,381,873
483,218 136,677 121,867 389,187
– – 552,556 –
14,989 14,368 599,545 225,700
271,324 98,726 458,882 679,407
17,420 8,304 13,034 47,367
13,258 18,205 264 –
2,062 1,974 3,464 5,118
153,488 84,374 78,206 360,264
– – 4,750 17,151
– 1,333 3,031 163,136
11,193,012 100,980,409 29,626,716 96,622,251
$ 7,842,881,275 $ 2,786,679,019 $ 5,217,127,393 $ 20,017,511,935
$ 3,752,854,890 $ 2,438,882,432 $ 5,899,189,400 $ 19,137,238,000
4,090,026,385 347,796,587 (682,062,007) 880,273,935
$ 7,842,881,275 $ 2,786,679,019 $ 5,217,127,393 $ 20,017,511,935
$ 1,681,564 $ 137,328,174 $ 51,331,174 $ 181,865,092
$ 3,709,824,650 $ 2,403,422,865 $ 5,024,010,006 $ 18,142,351,714
$ 57,195,678 $ 14,249,318 $ 84,099,197 $ 187,962,384
$ – $ – $ 1,133,264 $ 1,841,780

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
194
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2023
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INSTITUTIONAL CLASS:
Net assets $ 12,336,618,071 $ 9,494,985,872 $ 6,571,228,941
Shares outstanding 415,474,448 208,119,650 307,896,201
Net asset value per share $ 29 .69 $ 45 .62 $ 21 .34
ADVISOR CLASS:
Net assets $ 11,988,146 $ 170,530,846 $ 101,090,927
Shares outstanding 403,806 3,745,976 4,734,677
Net asset value per share $ 29 .69 $ 45 .52 $ 21 .35
PREMIER CLASS:
Net assets $ 40,778,327 $ – $ –
Shares outstanding 1,377,769 – –
Net asset value per share $ 29 .60 $ – $ –
RETIREMENT CLASS:
Net assets $ 647,237,407 $ 867,718,437 $ 1,311,133,434
Shares outstanding 21,487,335 18,877,262 60,304,703
Net asset value per share $ 30 .12 $ 45 .97 $ 21 .74
RETAIL CLASS:
Net assets $ 1,276,703,108 $ – $ –
Shares outstanding 42,247,982 – –
Net asset value per share $ 30 .22 $ – $ –
CLASS W:
Net assets $ 21,801,792,723 $ – $ –
Shares outstanding 733,832,603 – –
Net asset value per share $ 29 .71 $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 5,617,665,264 $ 2,204,533,601 $ 1,053,053,682 $ 10,116,149,005
121,255,999 114,974,451 109,555,422 512,125,087
$ 46 .33 $ 19 .17 $ 9 .61 $ 19 .75
$ 134,150,610 $ 11,803,433 $ 4,601,656 $ 474,256,888
2,902,882 617,095 477,458 24,061,543
$ 46 .21 $ 19 .13 $ 9 .64 $ 19 .71
$ – $ – $ 8,770,959 $ 133,705,012
– – 915,535 6,788,394
$ – $ – $ 9 .58 $ 19 .70
$ 2,091,065,401 $ 570,341,985 $ 562,248,702 $ 1,199,274,536
45,543,171 29,634,585 58,870,651 59,312,120
$ 45 .91 $ 19 .25 $ 9 .55 $ 20 .22
$ – $ – $ 16,664,862 $ –
– – 1,742,207 –
$ – $ – $ 9 .57 $ –
$ – $ – $ 3,571,787,532 $ 8,094,126,494
– – 370,676,963 409,474,113
$ – $ – $ 9 .64 $ 19 .77
Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2023
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INVESTMENT INCOME
Dividends $ 588,936,660 $ 93,456,598 $ 193,162,515
Interest 6,373,196 318,403 239,383
Securities lending income, net 7,491,246 333,472 1,860,913
Tax withheld (79,719) (6,801) (17,372)
Total investment income 602,721,383 94,101,672 195,245,439
EXPENSES
Management fees 14,345,951 3,942,212 3,267,854
12b-1 distribution and service fees — Premier Class 78,891 – –
12b-1 distribution and service fees — Retail Class 3,243,287 – –
Shareholder servicing agent fees — Institutional Class 21,540 28,984 16,968
Shareholder servicing agent fees — Advisor Class 12,335 104,552 41,089
Shareholder servicing agent fees — Premier Class 131 – –
Shareholder servicing agent fees — Retirement Class 1,689,858 2,078,163 3,273,276
Shareholder servicing agent fees — Retail Class 372,844 – –
Shareholder servicing agent fees — Class W
†
14,700 162 164
Administrative service fees 344,296 115,832 101,865
Trustees fees 621,704 169,841 142,142
Custodian expenses 216,559 70,925 71,130
Overdraft expense 35,310 172,488 80,598
Professional fees 192,006 66,378 62,402
Registration fees 101,018 73,319 76,066
Shareholder reporting expenses 195,500 203,663 175,720
Other 223,481 103,329 102,772
Total expenses 21,709,411 7,129,848 7,412,046
Expenses reimbursed by the investment adviser (9,306,268) (14,607) (14,870)
Fee waiver by investment adviser and Nuveen Securities (114,402) – –
Net expenses 12,288,741 7,115,241 7,397,176
Net investment income (loss) 590,432,642 86,986,431 187,848,263
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
(170,583,924) 116,761,088 224,780,746
Futures contracts 5,727,662 – –
Foreign currency transactions 82,312 10,122 6,190
In-kind redemptions 858,703,350 60,783,192 31,300,811
Net realized gain (loss) 693,929,400 177,554,402 256,087,747
Change in unrealized appreciation (depreciation) on:
Investments
‡
1,511,090,203 1,380,695,941 (438,129,888)
Futures contracts (5,545,140) – –
Foreign currency translations – – –
Net change in unrealized appreciation (depreciation) 1,505,545,063 1,380,695,941 (438,129,888)
Net realized and unrealized gain (loss) 2,199,474,463 1,558,250,343 (182,042,141)
Net increase (decrease) in net assets from operations $ 2,789,907,105 $ 1,645,236,774 $ 5,806,122
*   Net of foreign capital gains tax $ – $ – $ –
†
Represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and Large-Cap Value Index Fund, and the period
November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 125,686,732 $ 55,399,914 $ 166,121,043 $ 675,175,537
2,858,036 1,172,359 3,251,647 13,035,181
101,922 4,898,973 1,112,729 2,966,437
(32,515) (48,867) (19,639,717) (50,440,367)
128,614,175 61,422,379 150,845,702 640,736,788
3,033,055 1,280,707 5,364,509 8,080,243
– – 32,322 235,029
– – 44,629 –
11,751 10,944 2,080 25,942
171,539 79,519 4,172 867,177
– – 110 278
5,087,432 1,710,218 1,386,194 3,042,198
– – 15,868 –
174 – 3,039 6,239
98,354 54,713 95,819 212,906
130,306 56,388 92,974 349,192
60,575 55,959 2,575,364 928,550
4,052 7,980 – 4,505
62,033 63,396 83,061 129,586
76,452 79,817 94,160 107,651
73,097 81,156 39,368 172,083
94,253 50,997 – 344,773
8,903,073 3,531,794 9,833,669 14,506,352
(10,269) (61,266) (5,599,386) (4,123,328)
– – – –
8,892,804 3,470,528 4,234,283 10,383,024
119,721,371 57,951,851 146,611,419 630,353,764
(20,836,581) 39,410,466 (297,849,795) (452,434,475)
6,695,162 (3,145,524) 13,400,612 14,184,054
90,499 23,314 (2,033,496) 1,216,317
31,913,303 – – 297,212,475
17,862,383 36,288,256 (286,482,679) (139,821,629)
545,016,965 (351,510,976) 619,638,885 2,025,132,716
(3,425,721) (2,064,010) (756,919) (8,653,775)
– – (38,573) 3,205,304
541,591,244 (353,574,986) 618,843,393 2,019,684,245
559,453,627 (317,286,730) 332,360,714 1,879,862,616
$ 679,174,998 $ (259,334,879) $ 478,972,133 $ 2,510,216,380
$ – $ – $ 779,790 $ –
$ – $ – $ (3,077,340) $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index Fund
4.2
Large-Cap Growth Index Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 590,432,642 $ 492,673,307 $ 86,986,431 $ 80,146,577
Net realized gain (loss) 693,929,400 (56,326,305) 177,554,402 832,290,875
Net change in unrealized appreciation (depreciation) 1,505,545,063 (6,341,683,204) 1,380,695,941 (3,617,474,536)
Net increase (decrease) in net assets from operations 2,789,907,105 (5,905,336,202) 1,645,236,774 (2,705,037,084)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (207,746,156) (258,288,260) (774,802,434) (822,082,470)
Advisor Class (187,086) (603,572) (5,812,190) (6,760,565)
Premier Class (884,058) (1,389,770) – –
Retirement Class (9,652,058) (15,200,952) (69,922,692) (86,458,639)
Retail Class (18,451,427) (26,852,902) – –
Class W
†
(356,159,463) (433,748,939) (2,957,273) (3,658,788)
Total distributions (593,080,248) (736,084,395) (853,494,589) (918,960,462)
FUND SHARE TRANSACTIONS
Subscriptions 4,719,590,532 7,185,685,832 2,721,533,617 2,674,750,905
Reinvestments of distributions 590,409,184 733,074,284 717,904,863 768,717,957
Redemptions (4,166,754,496) (3,659,808,584) (2,603,793,998) (3,887,222,268)
Net increase (decrease) from Fund share transactions 1,143,245,220 4,258,951,532 835,644,482 (443,753,406)
Net increase (decrease) in net assets 3,340,072,077 (2,382,469,065) 1,627,386,667 (4,067,750,952)
Net assets at the beginning of period 32,775,045,705 35,157,514,770 8,905,848,488 12,973,599,440
Net assets at the end of period $ 36,115,117,782 $ 32,775,045,705 $ 10,533,235,155 $ 8,905,848,488
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

See Notes to Financial Statements

4.3
Large-Cap Value Index Fund
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index Fund
4.6
Emerging Markets Equity Index Fund
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
$ 187,848,263 $ 173,321,351 $ 119,721,371 $ 105,535,117 $ 57,951,851 $ 50,052,877 $ 146,611,419 $ 149,561,446
256,087,747 182,522,000 17,862,383 466,516,853 36,288,256 (29,575,718) (286,482,679) (271,661,661)
(438,129,888) (970,102,839) 541,591,244 (1,749,092,179) (353,574,986) (864,509,673) 618,843,393 (1,692,155,639)
5,806,122 (614,259,488) 679,174,998 (1,177,040,209) (259,334,879) (844,032,514) 478,972,133 (1,814,255,854)
– – – – – – – –
(293,530,808) (285,369,193) (91,036,182) (113,461,817) (47,564,081) (284,581,304) (28,459,777) (25,559,211)
(265,489) (561,502) (2,113,552) (2,242,071) (209,212) (1,363,379) (79,329) (115,225)
– – – – – – (598,262) (571,822)
(50,588,919) (44,781,956) (29,436,459) (33,383,568) (11,362,316) (84,129,222) (11,169,469) (10,903,950)
– – – – – – (372,258) (431,554)
(1,666,335) (1,378,187) (401,306) (432,616) – – (87,913,014) (83,067,648)
(346,051,551) (332,090,838) (122,987,499) (149,520,072) (59,135,609) (370,073,905) (128,592,109) (120,649,410)
1,376,760,635 1,051,598,756 1,190,754,690 1,027,508,854 454,422,860 490,041,026 1,351,477,545 1,709,819,016
296,542,822 281,241,596 120,987,386 145,667,085 58,028,385 363,320,408 128,546,447 120,584,831
(1,306,308,825) (1,447,246,593) (878,809,119) (1,569,302,763) (710,381,947) (997,750,941) (1,161,570,431) (502,566,016)
366,994,632 (114,406,241) 432,932,957 (396,126,824) (197,930,702) (144,389,507) 318,453,561 1,327,837,831
26,749,203 (1,060,756,567) 989,120,456 (1,722,687,105) (516,401,190) (1,358,495,926) 668,833,585 (607,067,433)
7,956,704,099 9,017,460,666 6,853,760,819 8,576,447,924 3,303,080,209 4,661,576,135 4,548,293,808 5,155,361,241
$ 7,983,453,302 $ 7,956,704,099 $ 7,842,881,275 $ 6,853,760,819 $ 2,786,679,019 $ 3,303,080,209 $ 5,217,127,393 $ 4,548,293,808

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
200
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index Fund
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 630,353,764 $ 555,376,642
Net realized gain (loss) (139,821,629) (186,506,998)
Net change in unrealized appreciation (depreciation) 2,019,684,245 (4,920,455,572)
Net increase (decrease) in net assets from operations 2,510,216,380 (4,551,585,928)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (254,301,191) (290,285,530)
Advisor Class (3,855,007) (4,484,401)
Premier Class (3,975,163) (5,262,544)
Retirement Class (27,469,586) (36,894,510)
Class W
†
(210,876,436) (229,171,714)
Total distributions (500,477,383) (566,098,699)
FUND SHARE TRANSACTIONS
Subscriptions 4,522,263,209 3,766,113,474
Reinvestments of distributions 493,204,229 555,910,877
Redemptions (3,740,363,868) (1,418,110,263)
Net increase (decrease) from Fund share transactions 1,275,103,570 2,903,914,088
Net increase (decrease) in net assets 3,284,842,567 (2,213,770,539)
Net assets at the beginning of period 16,732,669,368 18,946,439,907
Net assets at the end of period $ 20,017,511,935 $ 16,732,669,368
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
EQUITY INDEX FUND
Institutional Class:
10/31/23 $ 27 .90 $ 0 .48 $ 1 .81 $ 2 .29 $ ( 0 .43 ) $ ( 0 .07 ) $ ( 0 .50 ) $ 29 .69
10/31/22 34 .12 0 .44 ( 5 .95 ) ( 5 .51 ) ( 0 .41 ) ( 0 .30 ) ( 0 .71 ) 27 .90
10/31/21 24 .07 0 .39 10 .06 10 .45 ( 0 .40 ) — ( 0 .40 ) 34 .12
10/31/20 22 .31 0 .39 1 .84 2 .23 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 24 .07
10/31/19 20 .12 0 .43 2 .20 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .31
Advisor Class:
10/31/23 27 .88 0 .46 1 .81 2 .27 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .69
10/31/22 34 .11 0 .41 ( 5 .95 ) ( 5 .54 ) ( 0 .39 ) ( 0 .30 ) ( 0 .69 ) 27 .88
10/31/21 24 .05 0 .35 10 .06 10 .41 ( 0 .35 ) — ( 0 .35 ) 34 .11
10/31/20 22 .29 0 .40 1 .80 2 .20 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 24 .05
10/31/19 20 .12 0 .40 2 .19 2 .59 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 22 .29
Premier Class:
10/31/23 27 .81 0 .44 1 .81 2 .25 ( 0 .39 ) ( 0 .07 ) ( 0 .46 ) 29 .60
10/31/22 34 .01 0 .39 ( 5 .93 ) ( 5 .54 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 27 .81
10/31/21 23 .99 0 .35 10 .03 10 .38 ( 0 .36 ) — ( 0 .36 ) 34 .01
10/31/20 22 .24 0 .35 1 .83 2 .18 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 23 .99
10/31/19 20 .05 0 .40 2 .19 2 .59 ( 0 .33 ) ( 0 .07 ) ( 0 .40 ) 22 .24
Retirement Class:
10/31/23 28 .29 0 .42 1 .83 2 .25 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 30 .12
10/31/22 34 .59 0 .37 ( 6 .04 ) ( 5 .67 ) ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 28 .29
10/31/21 24 .40 0 .32 10 .21 10 .53 ( 0 .34 ) — ( 0 .34 ) 34 .59
10/31/20 22 .62 0 .34 1 .85 2 .19 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 24 .40
10/31/19 20 .39 0 .38 2 .24 2 .62 ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 22 .62
Retail Class:
10/31/23 28 .39 0 .41 1 .85 2 .26 ( 0 .36 ) ( 0 .07 ) ( 0 .43 ) 30 .22
10/31/22 34 .70 0 .38 ( 6 .07 ) ( 5 .69 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 28 .39
10/31/21 24 .48 0 .32 10 .23 10 .55 ( 0 .33 ) — ( 0 .33 ) 34 .70
10/31/20 22 .69 0 .33 1 .86 2 .19 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 24 .48
10/31/19 20 .45 0 .38 2 .24 2 .62 ( 0 .31 ) ( 0 .07 ) ( 0 .38 ) 22 .69
Class W:
10/31/23 27 .91 0 .50 1 .81 2 .31 ( 0 .44 ) ( 0 .07 ) ( 0 .51 ) 29 .71
10/31/22 34 .13 0 .45 ( 5 .94 ) ( 5 .49 ) ( 0 .43 ) ( 0 .30 ) ( 0 .73 ) 27 .91
10/31/21 24 .08 0 .41 10 .05 10 .46 ( 0 .41 ) — ( 0 .41 ) 34 .13
10/31/20 22 .32 0 .39 1 .85 2 .24 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 24 .08
10/31/19 20 .13 0 .44 2 .19 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .32
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8 .32% $ 12,336,618 0 .05% 0 .05% 1 .64% 4%
f
( 16 .50 ) 11,632,072 0 .05 0 .05 1 .46 7
43 .84 12,335,597 0 .05 0 .05 1 .30 7
f
10 .10 9,563,188 0 .05 0 .05 1 .69 12
f
13 .47 9,034,344 0 .05 0 .05 2 .08 4
8 .25 11,988 0 .15 0 .15 1 .54 4
f
( 16 .59 ) 11,341 0 .15 0 .15 1 .33 7
43 .66 14,119 0 .17 0 .17 1 .16 7
f
9 .97 9,404 0 .17 0 .17 1 .71 12
f
13 .26 49,888 0 .19 0 .19 1 .93 4
8 .18 40,778 0 .20 0 .20 1 .50 4
f
( 16 .62 ) 54,969 0 .20 0 .20 1 .30 7
43 .64 71,581 0 .20 0 .20 1 .15 7
f
9 .92 57,737 0 .20 0 .20 1 .55 12
f
13 .28 63,211 0 .20 0 .20 1 .92 4
8 .05 647,237 0 .30 0 .30 1 .39 4
f
( 16 .71 ) 651,723 0 .30 0 .30 1 .20 7
43 .50 838,804 0 .30 0 .30 1 .05 7
f
9 .79 612,612 0 .30 0 .30 1 .45 12
f
13 .18 662,900 0 .30 0 .30 1 .83 4
8 .05 1,276,703 0 .32 0 .32 1 .37 4
f
( 16 .70 ) 1,231,300 0 .32 0 .28 1 .22 7
43 .45 1,493,507 0 .32 0 .32 1 .02 7
f
9 .77 1,070,150 0 .33 0 .33 1 .41 12
f
13 .15 1,028,244 0 .33 0 .33 1 .80 4
8 .40 21,801,793 0 .05 0.00 1 .68 4
f
( 16 .46 ) 19,193,641 0 .05 0.00 1 .50 7
43 .88 20,403,908 0 .05 0.00 1 .34 7
f
10 .14 14,941,901 0 .05 0.00 1 .71 12
f
13 .48 11,566,892 0 .05 0.00 2 .13 4

Financial Highlights
(continued)
See Notes to Financial Statements
204
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
LARGE-CAP GROWTH INDEX FUND
Institutional Class:
10/31/23 $ 42 .43 $ 0 .39 $ 6 .88 $ 7 .27 $ ( 0 .41 ) $ ( 3 .67 ) $ ( 4 .08 ) $ 45 .62
10/31/22 61 .25 0 .41 ( 14 .17 ) ( 13 .76 ) ( 0 .50 ) ( 4 .56 ) ( 5 .06 ) 42 .43
10/31/21 43 .65 0 .39 18 .15 18 .54 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .25
10/31/20 34 .63 0 .39 9 .50 9 .89 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .65
10/31/19 30 .73 0 .41 4 .59 5 .00 ( 0 .39 ) ( 0 .71 ) ( 1 .10 ) 34 .63
Advisor Class:
10/31/23 42 .34 0 .33 6 .88 7 .21 ( 0 .36 ) ( 3 .67 ) ( 4 .03 ) 45 .52
10/31/22 61 .13 0 .35 ( 14 .14 ) ( 13 .79 ) ( 0 .44 ) ( 4 .56 ) ( 5 .00 ) 42 .34
10/31/21 43 .57 0 .32 18 .12 18 .44 ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 61 .13
10/31/20 34 .57 0 .33 9 .50 9 .83 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 43 .57
10/31/19 30 .68 0 .37 4 .59 4 .96 ( 0 .36 ) ( 0 .71 ) ( 1 .07 ) 34 .57
Retirement Class:
10/31/23 42 .70 0 .29 6 .94 7 .23 ( 0 .29 ) ( 3 .67 ) ( 3 .96 ) 45 .97
10/31/22 61 .61 0 .29 ( 14 .28 ) ( 13 .99 ) ( 0 .36 ) ( 4 .56 ) ( 4 .92 ) 42 .70
10/31/21 43 .91 0 .26 18 .27 18 .53 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 61 .61
10/31/20 34 .83 0 .29 9 .57 9 .86 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 43 .91
10/31/19 30 .89 0 .33 4 .63 4 .96 ( 0 .31 ) ( 0 .71 ) ( 1 .02 ) 34 .83
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
18 .86% $ 9,494,986 0 .05% 0 .05% 0 .90% 32%
f
( 24 .65 ) 8,034,639 0 .05 0 .05 0 .84 34
43 .11 10,180,858 0 .05 0 .05 0 .73 31
29 .14 7,537,182 0 .05 0 .05 1 .00 33
f
17 .03 6,833,846 0 .05 0 .05 1 .28 28
18 .74 170,531 0 .16 0 .16 0 .76 32
f
( 24 .73 ) 84,495 0 .16 0 .16 0 .72 34
42 .93 81,993 0 .17 0 .17 0 .61 31
29 .00 63,667 0 .18 0 .18 0 .86 33
f
16 .90 49,158 0 .18 0 .18 1 .16 28
18 .58 867,718 0 .30 0 .30 0 .66 32
f
( 24 .84 ) 757,262 0 .30 0 .30 0 .58 34
42 .77 1,085,055 0 .30 0 .30 0 .48 31
28 .84 855,735 0 .30 0 .30 0 .74 33
f
16 .75 688,063 0 .30 0 .30 1 .05 28

Financial Highlights
(continued)
See Notes to Financial Statements
206
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
LARGE-CAP VALUE INDEX FUND
Institutional Class:
10/31/23 $ 22 .29 $ 0 .52 $ ( 0 .48 ) $ 0 .04 $ ( 0 .50 ) $ ( 0 .49 ) $ ( 0 .99 ) $ 21 .34
10/31/22 24 .89 0 .48 ( 2 .16 ) ( 1 .68 ) ( 0 .45 ) ( 0 .47 ) ( 0 .92 ) 22 .29
10/31/21 17 .72 0 .44 7 .19 7 .63 ( 0 .46 ) — ( 0 .46 ) 24 .89
10/31/20 20 .54 0 .46 ( 1 .85 ) ( 1 .39 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .72
10/31/19 19 .30 0 .57 1 .47 2 .04 ( 0 .49 ) ( 0 .31 ) ( 0 .80 ) 20 .54
Advisor Class:
10/31/23 22 .24 0 .47 ( 0 .45 ) 0 .02 ( 0 .42 ) ( 0 .49 ) ( 0 .91 ) 21 .35
10/31/22 24 .82 0 .44 ( 2 .14 ) ( 1 .70 ) ( 0 .41 ) ( 0 .47 ) ( 0 .88 ) 22 .24
10/31/21 17 .67 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 24 .82
10/31/20 20 .49 0 .48 ( 1 .90 ) ( 1 .42 ) ( 0 .54 ) ( 0 .86 ) ( 1 .40 ) 17 .67
10/31/19 19 .26 0 .55 1 .46 2 .01 ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 20 .49
Retirement Class:
10/31/23 22 .68 0 .48 ( 0 .48 ) — ( 0 .45 ) ( 0 .49 ) ( 0 .94 ) 21 .74
10/31/22 25 .32 0 .43 ( 2 .20 ) ( 1 .77 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 22 .68
10/31/21 18 .03 0 .39 7 .32 7 .71 ( 0 .42 ) — ( 0 .42 ) 25 .32
10/31/20 20 .87 0 .42 ( 1 .88 ) ( 1 .46 ) ( 0 .52 ) ( 0 .86 ) ( 1 .38 ) 18 .03
10/31/19 19 .59 0 .53 1 .50 2 .03 ( 0 .44 ) ( 0 .31 ) ( 0 .75 ) 20 .87
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .09% $ 6,571,229 0 .05% 0 .05% 2 .34% 26%
f
( 6 .99 ) 6,667,880 0 .05 0 .05 2 .08 21
43 .69 7,684,426 0 .05 0 .05 1 .93 29
( 7 .51 ) 5,586,461 0 .05 0 .05 2 .52 33
f
11 .13 5,973,386 0 .05 0 .05 2 .97 38
( 0 .04 ) 101,091 0 .18 0 .18 2 .15 26
f
( 7 .11 ) 17,967 0 .19 0 .19 1 .92 21
43 .47 16,207 0 .19 0 .19 1 .60 29
( 7 .63 ) 9,094 0 .19 0 .19 2 .54 33
f
11 .00 31,051 0 .19 0 .19 2 .85 38
( 0 .13 ) 1,311,133 0 .30 0 .30 2 .09 26
f
( 7 .25 ) 1,233,751 0 .30 0 .30 1 .83 21
43 .28 1,279,443 0 .30 0 .30 1 .67 29
( 7 .71 ) 821,535 0 .30 0 .30 2 .29 33
f
10 .85 877,423 0 .30 0 .30 2 .71 38

Financial Highlights
(continued)
See Notes to Financial Statements
208
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 INDEX FUND
Institutional Class:
10/31/23 $ 42 .87 $ 0 .76 $ 3 .50 $ 4 .26 $ ( 0 .69 ) $ ( 0 .11 ) $ ( 0 .80 ) $ 46 .33
10/31/22 51 .11 0 .69 ( 8 .00 ) ( 7 .31 ) ( 0 .64 ) ( 0 .29 ) ( 0 .93 ) 42 .87
10/31/21 36 .35 0 .62 14 .77 15 .39 ( 0 .63 ) — ( 0 .63 ) 51 .11
10/31/20 33 .88 0 .62 2 .61 3 .23 ( 0 .66 ) ( 0 .10 ) ( 0 .76 ) 36 .35
10/31/19 30 .48 0 .68 3 .53 4 .21 ( 0 .59 ) ( 0 .22 ) ( 0 .81 ) 33 .88
Advisor Class:
10/31/23 42 .76 0 .69 3 .51 4 .20 ( 0 .64 ) ( 0 .11 ) ( 0 .75 ) 46 .21
10/31/22 50 .99 0 .63 ( 8 .00 ) ( 7 .37 ) ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 42 .76
10/31/21 36 .27 0 .56 14 .74 15 .30 ( 0 .58 ) — ( 0 .58 ) 50 .99
10/31/20 33 .82 0 .57 2 .61 3 .18 ( 0 .63 ) ( 0 .10 ) ( 0 .73 ) 36 .27
10/31/19 30 .43 0 .64 3 .52 4 .16 ( 0 .55 ) ( 0 .22 ) ( 0 .77 ) 33 .82
Retirement Class:
10/31/23 42 .49 0 .64 3 .47 4 .11 ( 0 .58 ) ( 0 .11 ) ( 0 .69 ) 45 .91
10/31/22 50 .67 0 .57 ( 7 .94 ) ( 7 .37 ) ( 0 .52 ) ( 0 .29 ) ( 0 .81 ) 42 .49
10/31/21 36 .06 0 .51 14 .64 15 .15 ( 0 .54 ) — ( 0 .54 ) 50 .67
10/31/20 33 .62 0 .53 2 .60 3 .13 ( 0 .59 ) ( 0 .10 ) ( 0 .69 ) 36 .06
10/31/19 30 .24 0 .60 3 .51 4 .11 ( 0 .51 ) ( 0 .22 ) ( 0 .73 ) 33 .62
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .09% $ 5,617,665 0 .05% 0 .05% 1 .65% 2%
f
( 14 .62 ) 4,933,068 0 .05 0 .05 1 .47 5
42 .82 6,310,496 0 .05 0 .05 1 .38 7
f
9 .67 4,426,743 0 .05 0 .05 1 .78 7
14 .27 4,038,596 0 .05 0 .05 2 .17 5
9 .95 134,151 0 .18 0 .18 1 .52 2
f
( 14 .74 ) 114,843 0 .18 0 .18 1 .35 5
42 .63 134,424 0 .18 0 .18 1 .25 7
f
9 .51 103,558 0 .18 0 .18 1 .65 7
14 .12 88,735 0 .19 0 .19 2 .05 5
9 .80 2,091,065 0 .30 0 .30 1 .40 2
f
( 14 .83 ) 1,784,834 0 .30 0 .30 1 .23 5
42 .43 2,107,555 0 .30 0 .30 1 .13 7
f
9 .41 1,510,268 0 .30 0 .30 1 .53 7
14 .01 1,366,911 0 .30 0 .30 1 .92 5

Financial Highlights
(continued)
See Notes to Financial Statements
210
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
SMALL-CAP BLEND INDEX FUND
Institutional Class:
10/31/23 $ 21 .34 $ 0 .39 $ ( 2 .17 ) $ ( 1 .78 ) $ ( 0 .32 ) $ ( 0 .07 ) $ ( 0 .39 ) $ 19 .17
10/31/22 28 .54 0 .32 ( 5 .22 ) ( 4 .90 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .34
10/31/21 19 .45 0 .27 9 .47 9 .74 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 28 .54
10/31/20 20 .46 0 .22 ( 0 .15 ) 0 .07 ( 0 .29 ) ( 0 .79 ) ( 1 .08 ) 19 .45
10/31/19 21 .18 0 .31 0 .59 0 .90 ( 0 .28 ) ( 1 .34 ) ( 1 .62 ) 20 .46
Advisor Class:
10/31/23 21 .29 0 .36 ( 2 .16 ) ( 1 .80 ) ( 0 .29 ) ( 0 .07 ) ( 0 .36 ) 19 .13
10/31/22 28 .48 0 .28 ( 5 .20 ) ( 4 .92 ) ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .29
10/31/21 19 .41 0 .23 9 .46 9 .69 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 28 .48
10/31/20 20 .43 0 .19 ( 0 .16 ) 0 .03 ( 0 .26 ) ( 0 .79 ) ( 1 .05 ) 19 .41
10/31/19 21 .15 0 .30 0 .57 0 .87 ( 0 .25 ) ( 1 .34 ) ( 1 .59 ) 20 .43
Retirement Class:
10/31/23 21 .41 0 .34 ( 2 .17 ) ( 1 .83 ) ( 0 .26 ) ( 0 .07 ) ( 0 .33 ) 19 .25
10/31/22 28 .62 0 .26 ( 5 .24 ) ( 4 .98 ) ( 0 .25 ) ( 1 .98 ) ( 2 .23 ) 21 .41
10/31/21 19 .51 0 .20 9 .51 9 .71 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 28 .62
10/31/20 20 .52 0 .17 ( 0 .15 ) 0 .02 ( 0 .24 ) ( 0 .79 ) ( 1 .03 ) 19 .51
10/31/19 21 .23 0 .26 0 .60 0 .86 ( 0 .23 ) ( 1 .34 ) ( 1 .57 ) 20 .52
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 8 .43 ) % $ 2,204,534 0 .05% 0 .05% 1 .86% 16%
( 18 .42 ) 2,548,376 0 .06 0 .06 1 .38 25
50 .75 3,552,723 0 .05 0 .05 1 .00 33
0 .08 2,308,446 0 .06 0 .06 1 .16 32
f
4 .98 2,308,296 0 .06 0 .06 1 .58 32
( 8 .56 ) 11,803 0 .71 0 .20 1 .71 16
( 18 .53 ) 12,338 0 .67 0 .21 1 .22 25
50 .57 13,774 0 .76 0 .20 0 .85 33
( 0 .11 ) 8,823 1 .08 0 .20 1 .01 32
f
4 .83 7,980 0 .84 0 .21 1 .52 32
( 8 .62 ) 570,342 0 .30 0 .30 1 .62 16
( 18 .63 ) 742,366 0 .31 0 .31 1 .12 25
50 .39 1,095,078 0 .30 0 .30 0 .75 33
( 0 .16 ) 791,714 0 .30 0 .30 0 .92 32
f
4 .72 791,066 0 .31 0 .31 1 .33 32

Financial Highlights
(continued)
See Notes to Financial Statements
212
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:
10/31/23 $ 8 .91 $ 0 .27 $ 0 .68 $ 0 .95 $ ( 0 .25 ) $ — $ ( 0 .25 ) $ 9 .61
10/31/22 13 .20 0 .32 ( 4 .32 ) ( 4 .00 ) ( 0 .29 ) — ( 0 .29 ) 8 .91
10/31/21 11 .64 0 .27 1 .56 1 .83 ( 0 .27 ) — ( 0 .27 ) 13 .20
10/31/20 11 .05 0 .23 0 .68 0 .91 ( 0 .32 ) — ( 0 .32 ) 11 .64
10/31/19 10 .14 0 .30 0 .85 1 .15 ( 0 .24 ) — ( 0 .24 ) 11 .05
Advisor Class:
10/31/23 8 .93 0 .24 0 .69 0 .93 ( 0 .22 ) — ( 0 .22 ) 9 .64
10/31/22 13 .23 0 .33 ( 4 .36 ) ( 4 .03 ) ( 0 .27 ) — ( 0 .27 ) 8 .93
10/31/21 11 .65 0 .24 1 .57 1 .81 ( 0 .23 ) — ( 0 .23 ) 13 .23
10/31/20 11 .06 0 .18 0 .71 0 .89 ( 0 .30 ) — ( 0 .30 ) 11 .65
10/31/19 10 .13 0 .35 0 .80 1 .15 ( 0 .22 ) — ( 0 .22 ) 11 .06
Premier Class:
10/31/23 8 .88 0 .25 0 .68 0 .93 ( 0 .23 ) — ( 0 .23 ) 9 .58
10/31/22 13 .15 0 .31 ( 4 .32 ) ( 4 .01 ) ( 0 .26 ) — ( 0 .26 ) 8 .88
10/31/21 11 .60 0 .25 1 .55 1 .80 ( 0 .25 ) — ( 0 .25 ) 13 .15
10/31/20 11 .02 0 .21 0 .67 0 .88 ( 0 .30 ) — ( 0 .30 ) 11 .60
10/31/19 10 .10 0 .32 0 .82 1 .14 ( 0 .22 ) — ( 0 .22 ) 11 .02
Retirement Class:
10/31/23 8 .86 0 .24 0 .67 0 .91 ( 0 .22 ) — ( 0 .22 ) 9 .55
10/31/22 13 .12 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .25 ) — ( 0 .25 ) 8 .86
10/31/21 11 .57 0 .24 1 .55 1 .79 ( 0 .24 ) — ( 0 .24 ) 13 .12
10/31/20 11 .00 0 .20 0 .67 0 .87 ( 0 .30 ) — ( 0 .30 ) 11 .57
10/31/19 10 .08 0 .32 0 .81 1 .13 ( 0 .21 ) — ( 0 .21 ) 11 .00
Retail Class:
10/31/23 8 .87 0 .23 0 .68 0 .91 ( 0 .21 ) — ( 0 .21 ) 9 .57
10/31/22 13 .13 0 .28 ( 4 .30 ) ( 4 .02 ) ( 0 .24 ) — ( 0 .24 ) 8 .87
10/31/21 11 .59 0 .22 1 .55 1 .77 ( 0 .23 ) — ( 0 .23 ) 13 .13
10/31/20 11 .00 0 .19 0 .68 0 .87 ( 0 .28 ) — ( 0 .28 ) 11 .59
10/31/19 10 .09 0 .29 0 .82 1 .11 ( 0 .20 ) — ( 0 .20 ) 11 .00
Class W:
10/31/23 8 .94 0 .29 0 .67 0 .96 ( 0 .26 ) — ( 0 .26 ) 9 .64
10/31/22 13 .23 0 .34 ( 4 .33 ) ( 3 .99 ) ( 0 .30 ) — ( 0 .30 ) 8 .94
10/31/21 11 .66 0 .29 1 .57 1 .86 ( 0 .29 ) — ( 0 .29 ) 13 .23
10/31/20 11 .07 0 .26 0 .67 0 .93 ( 0 .34 ) — ( 0 .34 ) 11 .66
10/31/19 10 .14 0 .37 0 .81 1 .18 ( 0 .25 ) — ( 0 .25 ) 11 .07
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .52% $ 1,053,054 0 .16% 0 .16% 2 .63% 14%
( 30 .98 ) 1,010,505 0 .19 0 .19 2 .91 7
15 .77 1,165,241 0 .18 0 .18 1 .96 33
f
8 .43 921,818 0 .20 0 .20 2 .13 36
11 .60 824,509 0 .20 0 .20 2 .80 53
10 .32 4,602 0 .29 0 .29 2 .37 14
( 31 .08 ) 6,895 0 .33 0 .33 3 .01 7
15 .61 4,300 0 .32 0 .32 1 .77 33
f
8 .28 2,449 0 .34 0 .34 1 .62 36
11 .52 12,105 0 .34 0 .34 3 .34 53
10 .39 8,771 0 .31 0 .31 2 .43 14
( 31 .06 ) 22,113 0 .34 0 .34 2 .74 7
15 .58 28,510 0 .33 0 .33 1 .80 33
f
8 .21 25,218 0 .35 0 .35 1 .90 36
11 .52 26,772 0 .35 0 .35 3 .00 53
10 .19 562,249 0 .41 0 .41 2 .41 14
( 31 .12 ) 438,986 0 .44 0 .44 2 .64 7
15 .55 556,244 0 .43 0 .43 1 .74 33
f
8 .06 428,964 0 .45 0 .45 1 .89 36
11 .43 325,179 0 .45 0 .45 2 .97 53
10 .20 16,665 0 .49 0 .49 2 .31 14
( 31 .19 ) 16,002 0 .53 0 .50 2 .51 7
15 .32 23,317 0 .56 0 .56 1 .65 33
f
8 .07 15,221 0 .57 0 .57 1 .73 36
11 .16 14,225 0 .57 0 .57 2 .74 53
10 .69 3,571,788 0 .16 0.00 2 .82 14
( 30 .81 ) 3,053,793 0 .19 0.00 3 .07 7
16 .00 3,377,750 0 .18 0.00 2 .17 33
f
8 .60 2,131,058 0 .20 0 .01 2 .37 36
11 .86 1,399,712 0 .20 0.00 3 .50 53

Financial Highlights
(continued)
See Notes to Financial Statements
214
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:
10/31/23 $ 17 .60 $ 0 .64 $ 2 .05 $ 2 .69 $ ( 0 .54 ) $ — $ ( 0 .54 ) $ 19 .75
10/31/22 23 .56 0 .64 ( 5 .91 ) ( 5 .27 ) ( 0 .69 ) — ( 0 .69 ) 17 .60
10/31/21 17 .93 0 .61 5 .44 6 .05 ( 0 .42 ) — ( 0 .42 ) 23 .56
10/31/20 19 .77 0 .45 ( 1 .67 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .93
10/31/19 18 .37 0 .61 1 .37 1 .98 ( 0 .58 ) — ( 0 .58 ) 19 .77
Advisor Class:
10/31/23 17 .56 0 .72 1 .95 2 .67 ( 0 .52 ) — ( 0 .52 ) 19 .71
10/31/22 23 .51 0 .61 ( 5 .89 ) ( 5 .28 ) ( 0 .67 ) — ( 0 .67 ) 17 .56
10/31/21 17 .90 0 .59 5 .42 6 .01 ( 0 .40 ) — ( 0 .40 ) 23 .51
10/31/20 19 .75 0 .43 ( 1 .68 ) ( 1 .25 ) ( 0 .60 ) — ( 0 .60 ) 17 .90
10/31/19 18 .34 0 .58 1 .38 1 .96 ( 0 .55 ) — ( 0 .55 ) 19 .75
Premier Class:
10/31/23 17 .55 0 .61 2 .05 2 .66 ( 0 .51 ) — ( 0 .51 ) 19 .70
10/31/22 23 .48 0 .59 ( 5 .87 ) ( 5 .28 ) ( 0 .65 ) — ( 0 .65 ) 17 .55
10/31/21 17 .87 0 .58 5 .42 6 .00 ( 0 .39 ) — ( 0 .39 ) 23 .48
10/31/20 19 .71 0 .42 ( 1 .67 ) ( 1 .25 ) ( 0 .59 ) — ( 0 .59 ) 17 .87
10/31/19 18 .31 0 .59 1 .36 1 .95 ( 0 .55 ) — ( 0 .55 ) 19 .71
Retirement Class:
10/31/23 18 .00 0 .60 2 .11 2 .71 ( 0 .49 ) — ( 0 .49 ) 20 .22
10/31/22 24 .08 0 .60 ( 6 .05 ) ( 5 .45 ) ( 0 .63 ) — ( 0 .63 ) 18 .00
10/31/21 18 .32 0 .57 5 .56 6 .13 ( 0 .37 ) — ( 0 .37 ) 24 .08
10/31/20 20 .20 0 .41 ( 1 .72 ) ( 1 .31 ) ( 0 .57 ) — ( 0 .57 ) 18 .32
10/31/19 18 .74 0 .59 1 .40 1 .99 ( 0 .53 ) — ( 0 .53 ) 20 .20
Class W:
10/31/23 17 .61 0 .65 2 .06 2 .71 ( 0 .55 ) — ( 0 .55 ) 19 .77
10/31/22 23 .57 0 .65 ( 5 .91 ) ( 5 .26 ) ( 0 .70 ) — ( 0 .70 ) 17 .61
10/31/21 17 .94 0 .63 5 .43 6 .06 ( 0 .43 ) — ( 0 .43 ) 23 .57
10/31/20 19 .78 0 .46 ( 1 .68 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .94
10/31/19 18 .37 0 .63 1 .36 1 .99 ( 0 .58 ) — ( 0 .58 ) 19 .78
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
15 .34% $ 10,116,149 0 .05% 0 .05% 3 .11% 8%
f
( 23 .00 ) 8,366,604 0 .05 0 .05 3 .14 5
34 .05 9,784,831 0 .05 0 .05 2 .72 5
f
( 6 .45 ) 7,675,874 0 .05 0 .05 2 .46 4
11 .23 7,842,042 0 .06 0 .06 3 .28 10
15 .24 474,257 0 .19 0 .19 3 .45 8
f
( 23 .10 ) 135,488 0 .17 0 .17 3 .03 5
33 .86 156,717 0 .17 0 .17 2 .65 5
f
( 6 .58 ) 111,950 0 .17 0 .17 2 .32 4
11 .15 118,307 0 .19 0 .19 3 .15 10
15 .21 133,705 0 .20 0 .20 3 .00 8
f
( 23 .10 ) 138,009 0 .20 0 .20 2 .91 5
33 .87 235,696 0 .20 0 .20 2 .60 5
f
( 6 .61 ) 201,339 0 .20 0 .20 2 .26 4
11 .06 240,884 0 .21 0 .21 3 .18 10
15 .09 1,199,275 0 .30 0 .30 2 .86 8
f
( 23 .20 ) 1,025,583 0 .30 0 .30 2 .86 5
33 .74 1,409,903 0 .30 0 .30 2 .50 5
f
( 6 .73 ) 1,140,317 0 .30 0 .30 2 .20 4
11 .01 1,175,682 0 .31 0 .31 3 .09 10
15 .45 8,094,126 0 .05 0.00 3 .15 8
f
( 22 .96 ) 7,066,985 0 .05 0.00 3 .21 5
34 .09 7,359,293 0 .05 0.00 2 .80 5
f
( 6 .40 ) 4,288,389 0 .05 0.00 2 .53 4
11 .30 3,612,733 0 .06 0.00 3 .42 10

Notes to Financial Statements
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index
Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund
(collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Dormancy of Class W: Effective after the close of business on July 25, 2023 for Large-Cap Growth Index Fund and Large-Cap Value
Index Fund and on August 9, 2023 for S&P 500 Index Fund, Class W for each Fund became dormant and is therefore not currently operational.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements
(continued)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $35,956,872,673 $— $206,849 $35,957,079,522
Rights/Warrants — — 553 553
Short-Term Investments
:
Government agency debt — 63,647,780 — 63,647,780
Repurchase agreement — 54,035,000 — 54,035,000
Treasury debt — 43,903,660 — 43,903,660
Investments purchased with collateral from securities lending 116,018,795 — — 116,018,795
Investments in Derivatives
:
Futures contracts* (3,368,436) — — (3,368,436)
Total $36,069,523,032 $161,586,440 $207,402 $36,231,316,874
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Large-Cap Growth Index
Long-Term Investments
:
Common stocks $10,526,336,121 $— $— $10,526,336,121
Short-Term Investments
:
Repurchase agreement — 266,000 — 266,000
Investments purchased with collateral from securities lending 3,027,850 — — 3,027,850
Total $10,529,363,971 $266,000 $— $10,529,629,971
1 1 1 1 1
Large-Cap Value Index
Long-Term Investments
:
Common stocks $7,974,746,533 $— $51,454 $7,974,797,987
Short-Term Investments
:
Repurchase agreement — 4,421,000 — 4,421,000
Investments purchased with collateral from securities lending 16,648,028 — — 16,648,028
Total $7,991,394,561 $4,421,000 $51,454 $7,995,867,015
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $7,785,950,260 $— $— $7,785,950,260
Short-Term Investments
:
Government agency debt — 14,877,612 — 14,877,612
Repurchase agreement — 25,843,000 — 25,843,000
Treasury debt — 16,478,786 — 16,478,786
Investments purchased with collateral from securities lending 333 — — 333
Investments in Derivatives
:
Futures contracts* (1,606,705) — — (1,606,705)
Total $7,784,343,888 $57,199,398 $— $7,841,543,286
1 1 1 1 1
Small-Cap Blend Index
Long-Term Investments
:
Common stocks $2,769,780,844 $— $192,026 $2,769,972,870
Rights/Warrants — 164 764 928
Short-Term Investments
:
Government agency debt — 6,225,961 — 6,225,961
Repurchase agreement — 6,906,000 — 6,906,000
Treasury debt — 1,119,014 — 1,119,014
Investments purchased with collateral from securities lending 99,758,456 — — 99,758,456
Investments in Derivatives
:
Futures contracts* (862,578) — — (862,578)
Total $2,868,676,722 $14,251,139 $192,790 $2,883,120,651
1 1 1 1 1
Emerging Markets Equity Index
Long-Term Investments
:
Corporate bonds $— $19,510 $— $19,510
Common stocks 555,538,058 4,580,254,007 15,275 5,135,807,340
Rights/Warrants — 16,928 — 16,928
Short-Term Investments
:
Government agency debt — 14,877,612 — 14,877,612
Repurchase agreement — 53,369,000 — 53,369,000
Treasury debt — 15,856,285 — 15,856,285
Investments purchased with collateral from securities lending 3,384,225 — — 3,384,225
Investments in Derivatives
:
Futures contracts* (2,624,975) — — (2,624,975)
Total $556,297,308 $4,664,393,342 $15,275 $5,220,705,925
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $174,698,609 $19,527,464,258 $—** $19,702,162,867
Short-Term Investments
:
Government agency debt — 34,203,574 — 34,203,574
Repurchase agreement — 41,224,000 — 41,224,000
Treasury debt — 112,539,425 — 112,539,425
Investments purchased with collateral from securities lending 91,111,657 — — 91,111,657
Investments in Derivatives
:
Futures contracts* (4,129,474) — — (4,129,474)
Total $261,680,792 $19,715,431,257 $— $19,977,112,049
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.

Notes to Financial Statements
(continued)

4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Equity Index $175,203,491 $116,018,795 $63,760,983 $179,779,778
Large-Cap Growth Index 12,505,245 3,027,850 9,704,316 12,732,166
Large-Cap Value Index 27,218,903 16,648,028 10,915,850 27,563,878
S&P 500 Index 1,681,564 333 1,711,408 1,711,741
Small-Cap Blend Index 137,328,174 99,758,456 41,830,056 141,588,512
Emerging Markets Equity Index 51,331,174 3,384,225 51,090,815 54,475,040
International Equity Index 181,865,092 91,111,657 103,764,060 194,875,717
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
4.1
Equity Index $ 3,826,477,000 $ 1,595,336,877
4.2
Large-Cap Growth Index 3,289,004,496 3,131,455,046
4.3
Large-Cap Value Index 2,387,582,385 2,125,564,906
4.4
S&P 500 Index 664,868,779 179,671,468
4.5
Small-Cap Blend Index 496,495,657 698,541,628
4.6
Emerging Markets Equity Index 1,060,447,809 712,675,696
4.7
International Equity Index 3,586,558,231 1,611,471,507

Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 110,926,297
4.4
S&P 500 Index 52,324,133
4.5
Small-Cap Blend Index 18,844,818
4.6
Emerging Markets Equity Index 56,072,187
4.7
International Equity Index 201,789,323
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index Fund
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (3,368,436)
1 1 1 1 1 1 1 1
S&P 500 Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(1,606,705)
1 1 1 1 1 1 1 1
Small-Cap Blend Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(862,578)
1 1 1 1 1 1 1 1
Emerging Markets Equity Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(2,624,975)
1 1 1 1 1 1 1 1
International Equity Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(4,129,474)
1 1 1 1 1 1 1 1

Notes to Financial Statements
(continued)

During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows :
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index Fund
Futures contracts Equity $ 5,727,662 $ (5,545,140)
4.4
S&P 500 Index Fund
Futures contracts Equity 6,695,162 (3,425,721)
4.5
Small-Cap Blend Index Fund
Futures contracts Equity (3,145,524) (2,064,010)
4.6
Emerging Markets Equity Index Fund
Futures contracts Equity 13,400,612 (756,919)
4.7
International Equity Index Fund
Futures contracts Equity 14,184,054 (8,653,775)
Year Ended
10/31/23
Year Ended
10/31/22
4.1
Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 27,050,218 $ 786,403,961 78,129,383 $ 2,369,122,759
Advisor Class 69,582 2,070,283 533,419 18,170,974
Premier Class 98,615 2,900,360 442,800 13,275,587
Retirement Class 1,041,342 31,158,173 1,086,900 33,859,185
Retail Class 1,568,974 47,264,597 2,281,184 71,726,041
Class W 131,716,149 3,849,793,158 158,535,172 4,679,531,286
Total subscriptions 161,544,880 4,719,590,532 241,008,858 7,185,685,832
Reinvestments of distributions:
Institutional Class 7,418,805 206,094,392 7,600,524 256,669,697
Advisor Class 6,504 180,817 17,667 596,977
Premier Class 31,521 873,771 40,785 1,374,868
Retirement Class 341,369 9,640,250 442,422 15,183,932
Retail Class 616,108 17,460,491 740,415 25,499,871
Class W 12,820,715 356,159,463 12,840,407 433,748,939
Total reinvestments of distributions 21,235,022 590,409,184 21,682,220 733,074,284
Redemptions:
Institutional Class (35,947,452) (1,079,048,351) (30,359,541) (937,348,147)
Advisor Class (78,984) (2,324,548) (558,269) (17,168,844)
Premier Class (729,116) (22,090,736) (611,608) (19,355,035)
Retirement Class (2,934,320) (88,474,194) (2,743,318) (85,890,255)
Retail Class (3,306,858) (99,366,225) (2,694,857) (83,137,400)
Class W (98,308,984) (2,875,450,442) (81,550,180) (2,516,908,903)
Total redemptions (141,305,714) (4,166,754,496) (118,517,773) (3,659,808,584)
Net increase (decrease) from shareholder transactions 41,474,188 $ 1,143,245,220 144,173,305 $ 4,258,951,532

Year Ended
10/31/23
Year Ended
10/31/22
4.2
Large-Cap Growth Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 56,509,354 $ 2,459,537,357 52,747,383 $ 2,534,157,660
Advisor Class 2,826,075 128,340,375 1,332,736 61,988,048
Retirement Class 2,104,998 94,007,203 1,333,997 64,959,102
Class W
†
949,170 39,648,682 315,540 13,646,095
Total subscriptions 62,389,597 2,721,533,617 55,729,656 2,674,750,905
Reinvestments of distributions:
Institutional Class 16,557,648 639,456,361 11,641,762 672,078,897
Advisor Class 149,498 5,766,150 116,722 6,730,167
Retirement Class 1,787,823 69,725,079 1,481,451 86,250,105
Class W
†
80,404 2,957,273 66,234 3,658,788
Total reinvestments of distributions 18,575,373 717,904,863 13,306,169 768,717,957
Redemptions:
Institutional Class (54,296,589) (2,348,642,311) (41,256,398) (2,084,977,276)
Advisor Class (1,225,066) (54,257,078) (795,218) (39,705,640)
Retirement Class (2,749,408) (119,733,676) (2,693,723) (133,892,622)
Class W
†
(1,754,568) (81,160,933) (26,176,096) (1,628,646,730)
Total redemptions (60,025,631) (2,603,793,998) (70,921,435) (3,887,222,268)
Net increase (decrease) from shareholder transactions 20,939,339 $ 835,644,482 (1,885,610) $ (443,753,406)
Year Ended
10/31/23
Year Ended
10/31/22
4.3
Large-Cap Value Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 47,053,076 $ 1,046,961,952 37,370,949 $ 869,322,559
Advisor Class 5,292,976 119,787,669 1,164,664 27,593,235
Retirement Class 7,926,938 181,476,826 5,896,557 143,528,174
Class W
†
1,302,866 28,534,188 494,486 11,154,788
Total subscriptions 61,575,856 1,376,760,635 44,926,656 1,051,598,756
Reinvestments of distributions:
Institutional Class 11,166,064 244,090,149 9,773,885 234,573,225
Advisor Class 11,388 249,403 23,192 555,912
Retirement Class 2,264,200 50,536,935 1,827,380 44,734,272
Class W
†
76,227 1,666,335 57,448 1,378,187
Total reinvestments of distributions 13,517,879 296,542,822 11,681,905 281,241,596
Redemptions:
Institutional Class (49,531,289) (1,106,698,156) (56,704,292) (1,323,182,983)
Advisor Class (1,377,594) (31,190,242) (1,032,920) (23,938,694)
Retirement Class (4,282,098) (97,082,823) (3,864,630) (91,073,631)
Class W
†
(3,043,633) (71,337,604) (389,081) (9,051,285)
Total redemptions (58,234,614) (1,306,308,825) (61,990,923) (1,447,246,593)
Net increase (decrease) from shareholder transactions 16,859,121 $ 366,994,632 (5,382,362) $ (114,406,241)
Year Ended
10/31/23
Year Ended
10/31/22
4.4
S&P 500 Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 18,558,790 $ 861,925,002 16,699,412 $ 778,599,313
Advisor Class 921,494 41,706,967 864,558 40,655,923
Retirement Class 5,935,905 265,744,699 4,408,706 202,019,442
Class W
†
464,091 21,378,022 139,607 6,234,176
Total subscriptions 25,880,280 1,190,754,690 22,112,283 1,027,508,854
Reinvestments of distributions:
Institutional Class 2,076,962 89,039,362 2,129,649 109,613,033
Advisor Class 49,294 2,110,260 43,546 2,238,268
Retirement Class 691,321 29,436,459 653,035 33,383,169
Class W
†
9,363 401,305 8,407 432,615
Total reinvestments of distributions 2,826,940 120,987,386 2,834,637 145,667,085
Redemptions:
Institutional Class (14,451,937) (655,982,055) (27,227,637) (1,307,082,778)
Advisor Class (753,389) (34,018,091) (858,802) (39,942,377)
Retirement Class (3,090,629) (141,616,609) (4,646,288) (216,344,001)
Class W
†
(963,524) (47,192,364) (126,836) (5,933,607)
Total redemptions (19,259,479) (878,809,119) (32,859,563) (1,569,302,763)
Net increase (decrease) from shareholder transactions 9,447,741 $ 432,932,957 (7,912,643) $ (396,126,824)

Notes to Financial Statements
(continued)

Year Ended
10/31/23
Year Ended
10/31/22
4.5
Small-Cap Blend Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 20,821,357 $ 435,108,879 21,043,441 $ 468,367,024
Advisor Class 396,337 8,068,960 320,919 8,093,401
Retirement Class 530,814 11,245,021 583,237 13,580,601
Total subscriptions 21,748,508 454,422,860 21,947,597 490,041,026
Reinvestments of distributions:
Institutional Class 2,275,172 46,459,018 11,012,341 277,841,379
Advisor Class 10,150 207,051 53,564 1,349,807
Retirement Class 553,180 11,362,316 3,316,091 84,129,222
Total reinvestments of distributions 2,838,502 58,028,385 14,381,996 363,320,408
Redemptions:
Institutional Class (27,530,409) (573,884,495) (37,126,947) (821,110,549)
Advisor Class (369,000) (7,604,517) (278,545) (6,166,229)
Retirement Class (6,121,095) (128,892,935) (7,495,204) (170,474,163)
Total redemptions (34,020,504) (710,381,947) (44,900,696) (997,750,941)
Net increase (decrease) from shareholder transactions (9,433,494) $ (197,930,702) (8,571,103) $ (144,389,507)
Year Ended
10/31/23
Year Ended
10/31/22
4.6
Emerging Markets Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 20,019,055 $ 201,501,010 34,158,831 $ 380,688,945
Advisor Class 411,373 4,048,335 1,111,777 12,033,740
Premier Class 634,956 6,438,073 692,614 7,523,771
Retirement Class 9,360,039 94,911,186 7,019,234 78,690,153
Retail Class 779,548 7,768,455 846,910 9,776,419
Class W 102,290,633 1,036,810,486 110,291,585 1,221,105,988
Total subscriptions 133,495,604 1,351,477,545 154,120,951 1,709,819,016
Reinvestments of distributions:
Institutional Class 2,848,705 28,430,078 2,005,694 25,512,424
Advisor Class 7,619 76,341 8,768 111,880
Premier Class 60,066 598,262 45,061 571,821
Retirement Class 1,123,689 11,169,469 860,612 10,903,950
Retail Class 36,073 359,283 32,869 417,108
Class W 8,800,102 87,913,014 6,525,345 83,067,648
Total reinvestments of distributions 12,876,254 128,546,447 9,478,349 120,584,831
Redemptions:
Institutional Class (26,696,602) (271,300,141) (11,075,026) (122,934,038)
Advisor Class (713,851) (7,083,797) (673,308) (7,307,306)
Premier Class (2,268,650) (23,377,118) (415,930) (4,543,040)
Retirement Class (1,179,090) (11,975,577) (723,921) (8,233,923)
Retail Class (877,582) (8,724,431) (851,890) (9,957,974)
Class W (82,128,907) (839,109,367) (30,465,134) (349,589,735)
Total redemptions (113,864,682) (1,161,570,431) (44,205,209) (502,566,016)
Net increase (decrease) from shareholder transactions 32,507,176 $ 318,453,561 119,394,091 $ 1,327,837,831
Year Ended
10/31/23
Year Ended
10/31/22
4.7
International Equity Index Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 92,299,031 $ 1,891,665,032 78,011,912 $ 1,551,243,650
Advisor Class 38,442,215 793,182,991 1,848,016 36,955,617
Premier Class 1,153,506 23,586,456 1,538,185 31,009,788
Retirement Class 5,561,168 117,437,715 3,714,077 75,744,533
Class W 82,384,764 1,696,391,015 104,484,644 2,071,159,886
Total subscriptions 219,840,684 4,522,263,209 189,596,834 3,766,113,474
Reinvestments of distributions:
Institutional Class 12,786,594 247,036,988 12,443,445 280,101,957
Advisor Class 199,278 3,846,056 199,207 4,480,152
Premier Class 206,074 3,975,163 234,099 5,262,544
Retirement Class 1,385,953 27,469,586 1,598,549 36,894,510
Class W 10,909,282 210,876,436 10,180,885 229,171,714
Total reinvestments of distributions 25,487,181 493,204,229 24,656,185 555,910,877
Redemptions:
Institutional Class (68,354,531) (1,389,973,306) (30,408,791) (631,430,288)
Advisor Class (22,294,040) (461,248,728) (998,584) (19,992,859)
Premier Class (2,434,988) (50,397,464) (3,944,841) (88,620,537)
Retirement Class (4,603,802) (96,124,907) (6,896,911) (149,421,168)
Class W (85,089,489) (1,742,619,463) (25,605,321) (528,645,411)
Total redemptions (182,776,850) (3,740,363,868) (67,854,448) (1,418,110,263)
Net increase (decrease) from shareholder transactions 62,551,015 $ 1,275,103,570 146,398,571 $ 2,903,914,088

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large Cap Growth Index Fund and
Large Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $21,161,917,251 $16,856,761,920 $(1,787,362,297) $15,069,399,623
4.2
Large-Cap Growth Index 4,928,831,374 5,844,102,014 (243,303,417) 5,600,798,597
4.3
Large-Cap Value Index 6,657,409,982 2,016,500,783 (678,043,750) 1,338,457,033
4.4
S&P 500 Index 3,830,279,903 4,298,664,922 (287,401,539) 4,011,263,383
4.5
Small-Cap Blend Index 2,622,391,423 917,772,757 (657,043,529) 260,729,228
4.6
Emerging Markets Equity Index 5,278,859,909 838,971,355 (897,125,339) (58,153,984)
4.7
International Equity Index 18,826,016,753 3,418,520,387 (2,267,425,091) 1,151,095,296
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $472,550,170 $– $15,069,399,622 $(116,627,570) $– $(594,062) $15,424,728,160
4.2
Large-Cap Growth Index 72,158,470 132,489,662 5,600,798,597 – – (174,179) 5,805,272,550
4.3
Large-Cap Value Index 283,312,330 89,452,258 1,338,457,033 – – (171,402) 1,711,050,219
4.4
S&P 500 Index 97,431,804 – 4,011,263,382 (18,512,144) – (156,657) 4,090,026,385
4.5
Small-Cap Blend Index 42,622,436 44,515,114 260,729,228 – – (70,191) 347,796,587
4.6
Emerging Markets Equity Index 165,840,362 – (82,566,559) (765,255,421) – (80,389) (682,062,007)
4.7
International Equity Index 638,474,611 – 1,149,079,627 (906,924,932) – (355,371) 880,273,935
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
4.1
Equity Index $ 513,587,586 $ 79,492,662 $ 539,694,530 $ 196,389,865
4.2
Large-Cap Growth Index 82,592,025 770,902,564 472,020,962 446,939,500
4.3
Large-Cap Value Index 220,004,513 126,047,038 314,938,457 17,152,381
4.4
S&P 500 Index 106,013,789 16,973,710 116,004,674 33,515,398
4.5
Small-Cap Blend Index 47,191,624 11,943,985 108,305,564 261,768,341
4.6
Emerging Markets Equity Index 128,592,109 – 120,649,410 –
4.7
International Equity Index 500,477,383 – 566,098,699 –

Notes to Financial Statements
(continued)

As of year end, the Funds had capital loss carryforwards, which will not expire:
In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-
kind redemption). For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statement of Assets and Liabilities.
As of the end of the reporting period, the Funds received the following amounts from net capital gains and in-kind redemptions transactions:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the reporting period, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Short-Term Long-Term Total
4.1
Equity Index $ 6,558,847 $ 110,068,723 $ 116,627,570
4.2
Large-Cap Growth Index – – –
4.3
Large-Cap Value Index – – –
4.4
S&P 500 Index 1,102,599 17,409,545 18,512,144
4.5
Small-Cap Blend Index – – –
4.6
Emerging Markets Equity Index 204,152,881 561,102,540 765,255,421
4.7
International Equity Index 251,782,774 655,142,158 906,924,932
Fund Net Capital Gains In-Kind Redemptions
4.1
Equity Index $ 858,703,350 $ 1,140,507,905
4.2
Large-Cap Growth Index 60,783,192 74,477,796
4.3
Large-Cap Value Index 31,300,811 62,495,374
4.4
S&P 500 Index 31,913,303 42,608,210
4.7
International Equity Index 297,212,475 577,743,566
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.1
Equity Index 0.040% 0.090% 0.240% 0.240% 0.340% 0.440% 0.090%
4.2
Large-Cap Growth Index 0.040 0.090 0.240 – 0.340 – –
4.3
Large-Cap Value Index 0.040 0.090 0.240 – 0.340 – –
4.4
S&P 500 Index 0.040 0.090 0.240 – 0.340 – –
4.5
Small-Cap Blend Index 0.040 0.090 0.240 – 0.340 – –
4.6
Emerging Markets Equity Index 0.100 0.210 0.360 0.360 0.460 0.560 0.210
4.7
International Equity Index 0.040 0.150 0.300 0.300 0.400 – 0.150

Prior to March 1, 2023, the investment management fee and maximum expense amounts (after waivers and reimbursements) for
Equity Index and Emerging Markets Equity Index were equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the reporting period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee-Effective
Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.1
Equity Index 0.040% 0.090% 0.240% 0.240% 0.340% 0.480% 0.090%
4.6
Emerging Markets Equity Index 0.100% 0.210 0.360 0.360 0.460 0.600 0.210
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 228,185,373 $ 11,075,478 $ (178,788)
Large-Cap Growth Index 218,224,680 38,296,708 2,006,781
Large-Cap Value Index 166,726,935 4,427,662 (4,347)
S&P 500 Index 108,975,708 8,674,927 (279,486)
Small-Cap Blend Index 7,048,581 2,996,289 (10,041)
Emerging Markets Equity Index 20,534,821 6,941,907 (4,129,651)
International Equity Index 140,733,039 10,787,310 (6,230,720)
Underlying Fund
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
4.1
Equity Index – % 60% – % – % 1% 61%
4.2
Large-Cap Growth Index – – – – 5 5
4.3
Large-Cap Value Index – – – – 8 8
4.4
S&P 500 Index – – – – 10 10
4.5
Small-Cap Blend Index – – – – 18 18
4.6
Emerging Markets Equity Index 19 68 1 1 1 90
4.7
International Equity Index 17 40 1 1 5 64

Notes to Financial Statements
(continued)

10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
4.1
Equity Index $ 79,492,662
4.2
Large-Cap Growth Index 770,99 6 , 371
4.3
Large-Cap Value Index 138,326 , 576
4.4
S&P 500 Index 16,973,710
4.5
Small-Cap Blend Index 14, 244,624
4.6
Emerging Markets Equity Index –
4.7
International Equity Index –
Fund Percentage
4.1
Equity Index 90.9%
4.2
Large-Cap Growth Index 99.5
4.3
Large-Cap Value Index 75.1
4.4
S&P 500 Index 100.0
4.5
Small-Cap Blend Index 73.3
4.6
Emerging Markets Equity Index 0.3
4.7
International Equity Index —
Fund Percentage
4.1
Equity Index 93.2%
4.2
Large-Cap Growth Index 100.0
4.3
Large-Cap Value Index 77.3
4.4
S&P 500 Index 100.0
4.5
Small-Cap Blend Index 74.6
4.6
Emerging Markets Equity Index 46.9
4.7
International Equity Index 93.1
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
4.1
Equity Index 0.1% — %
4.2
Large-Cap Growth Index 0.1 —
4.3
Large-Cap Value Index — —
4.4
S&P 500 Index 0.1 —
4.5
Small-Cap Blend Index 0.2 —
4.6
Emerging Markets Equity Index 0.2 —
4.7
International Equity Index 0.1 —

Important Tax Information
(Unaudited) (continued)

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
4.1
Equity Index $ — $ — $ — $ —
4.2
Large-Cap Growth Index — — — —
4.3
Large-Cap Value Index — — — —
4.4
S&P 500 Index — — — —
4.5
Small-Cap Blend Index — — — —
4.6
Emerging Markets Equity Index 158,372,784 0.29207 18,720,773 0.03452
4.7
International Equity Index 621,628,501 0.61440 39,094,557 0.03864
Fund Percentage
4.1
Equity Index 0.4%
4.2
Large-Cap Growth Index 0.2
4.3
Large-Cap Value Index –
4.4
S&P 500 Index 0.7
4.5
Small-Cap Blend Index 0.4
4.6
Emerging Markets Equity Index 0.9
4.7
International Equity Index 0.6

Additional Fund Information
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
231
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form
N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

October 31, 2023
Trustees and Officers
(Unaudited)
232
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990-2005) and Head of Global Product
Management (2003-2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003-2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020-2022). Senior Managing
Director, Chief Risk Officer and Chief Audit Executive,
Legg Mason, Inc. (2008-2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023).  James
R. and Helen D. Russell Professor of Finance at the
Kellogg School of Management, Northwestern University
(2002-2011 and since 2013), Senior Associate Dean
for Strategy and Academics (2020-2023) and Chair of
the Finance Department (2005-2007). Vice President,
American Economic Association (2020-2021). Assistant
Secretary for Economic Policy, United States Department
of the Treasury (2011-2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc. and Lazard Global
Total Return and Income Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (since 2020).  Vice Dean
(2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network;
Treasurer and Director, The Montpelier
Foundation.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990-2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 Director, AMG.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Trustees and Officers
(Unaudited) (continued)
October 31, 2023
234
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

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the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell
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accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this
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The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the
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positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment
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Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form
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A12447 (12/23)

Fixed-Income Funds
TIAA-CREF International
Annual
Report
TIAA-CREF
Funds
October 31,
2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
6.1
TIAA-CREF Emerging Markets Debt Fund TEDNX TEDHX TEDPX TEDTX TEDLX TEDVX
–
TIAA-CREF International Bond Fund TIBWX TIBNX TIBLX TIBVX TIBEX TIBUX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Portfolio Managers’ Comments 7
Fund Performance 9
Expense Examples 13
Report of Independent Registered Public Accounting Firm 15
Portfolios of Investments 16
Statement of Assets and Liabilities 44
Statement of Operations 46
Statement of Changes in Net Assets 47
Financial Highlights 48
Notes to Financial Statements 52
Important Tax Information 61
Additional Fund Information 62
Trustees and Officers 63

3
Letter to Investors
Brad Finkle
International fixed-income securities posted gains for the twelve months ended
October 31, 2023. Foreign investment-grade fixed-rate bonds and emerging-
markets debt both advanced, while central banks around the world continued to respond to inflation concerns by tightening monetary policy. For the twelve months:
Emerging-markets debt securities returned 8.4%, as measured by the J.P.
Morgan Emerging Markets Bond Index (EMBI) Global Diversified.
International investment-grade fixed-rate bonds hedged to the U.S. dollar gained
2.5%, as measured by the Bloomberg Global Aggregate Ex-USD Index (Hedged).
The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) gained 11.1%, surpassing its benchmark. The TIAA-CREF International Bond Fund (Institutional
Class) advanced 4.1% and outperformed its benchmark.
Emerging-markets debt securities rallied at the beginning of the period, aided by improving inflation data. However, emerging-market bonds gave back a portion of their gains late in the period amid concerns over the path of central bank policy in developed markets and persistent inflation worries.
International investment-grade bonds also had a strong start with signs of a more favorable U.S. inflation trend but gave back some gains later in the period.
The economy of the 19-nation euro area expanded throughout the period on a year-
over-year basis, although the pace of growth slowed. The European Central Bank increased its suite of benchmark interest rates multiple times during the period.
The Bank of England raised its benchmark rate to 5.25%.
Foreign bonds outperformed U.S. bonds
For the twelve months, foreign bonds surpassed the performance of U.S. bonds.
Emerging-markets debt outpaced the 5.4% gain of U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.
International investment-grade securities outperformed the 0.4% advance of U.S.
investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate
Bond Index.
Investment strategies for challenging times
Financial markets around the world often present a wide range of opportunities and risks. Over the last twelve months, certain asset classes–including international fixed-income securities– performed well as global central banks tackled the challenge of curbing inflation without stalling economic growth. In the future, new circumstances will surely arise, but the response of individual markets will likely remain varied and difficult to anticipate. As a result, diversification by geography and asset class may help investors navigate the opportunities and risks of the global bond markets more effectively. We believe a broadly diversified portfolio of fixed-income securities, professionally managed within a mutual fund, has the potential to help investors to better manage shifts in market conditions. Of course, diversification does not guarantee against market losses.

Letter to Investors
(continued)
4
If you have any questions about your investment in the TIAA-CREF International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended October 31, 2024.
Portfolio Manager Update for TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund
Effective July 28, 2023, Anupam Damani was removed as a portfolio manager and John Espinosa, Alejandro Rivera, Karina Bubeck and Bao Vo have been added as a portfolio managers’ of the Emerging Markets Debt Fund. Effective July 28, 2023, Anupam Damani
was removed as a Portfolio Manager and Melissa Zaccagnino and Aaron Enriquez have been added as portfolio managers’ of the
International Bond Fund. There were no other changes to the portfolio management of the Funds during the reporting period.

About the Funds’ Benchmarks
6
Emerging Markets Debt Fund
J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index): An unmanaged, market-capitalization-
weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.
International Bond Fund
Bloomberg Global Aggregate Ex-USD Index (Hedged): An unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index
(EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright
2023, J.P. Morgan Chase & Co. All rights reserved.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Portfolio Managers’ Comments
7
Emerging Markets Debt Fund
Performance for the twelve months ended October 31, 2023
The Emerging Markets Debt Fund returned 11.11% for the Institutional Class, compared with the 8.36% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified. The performance table shows returns for all share classes of the Fund.
Emerging-markets debt rose amid U.S. interest rate hikes and banking sector concerns
Emerging-markets (EM) debt, as measured by the J.P. Morgan index, posted a strong gain of 10.54% in the first half of the period. EM debt rallied at the end of 2022 as softening inflation data opened the door for the Federal Reserve to downshift the pace of its monetary policy tightening. Investors believed the Fed was past its peak hawkishness, but the widely anticipated inflation downturn proved overly hopeful. March brought further volatility as banking sector concerns in the United
States emerged. Risk aversion spiked initially with fears of a U.S. hard landing, however, most of these concerns subsided as economic growth has not abated.
In the final six months of the period, EM debt returned –1.97% as concerns over the path of central bank policy in developed markets and persistent inflation worries stalled gains. Furthermore, the strength of U.S. economic growth contrasted sharply with relatively disappointing economic activity data from China. Geopolitical risk came to the forefront in
October following Hamas’ surprise attack on Israel, which weighed on the broader region.
Fund surpassed its benchmark
For the twelve-month period, the Fund outperformed its benchmark, primarily due to country allocations across both sovereigns and corporates. In a market of rising interest rates, the Fund’s shorter-duration posture, due largely to an overweight to EM corporates, helped drive outperformance. Local market positions also contributed, along with the Fund’s elevated cash level, as the latter mitigated downside volatility.
Within corporates, security selection and an underweight in Chinese quasi-sovereigns boosted relative performance.
Selections within Colombian corporates, all of which are out-of-benchmark, also contributed. The Fund also held out-of-
benchmark positions in Mexico and Turkey that performed well during the period. Mexico was led by exposure to an airline and
Turkey by a packaged food company. An overweight to Ukrainian quasi-sovereigns and Costa Rican corporates also boosted the
Fund’s return. Within sovereigns, country positioning within Pakistan, Zambia and Ukraine, all in the distressed category, were significant drivers of positive relative performance. Within local market sovereigns, exposure to the debt of Ukraine, Uganda,
Romania, Uruguay, Peru and Brazil contributed to the Fund’s relative return for the period.
By contrast, the Fund’s performance was hurt within sovereigns by an underweight in Sri Lanka and an overweight in Egypt.
Out-of-benchmark corporate positions in Israel also detracted. Bonds sold off sharply following the brutal attack by Hamas, and Israel’s forceful response. An overweight and security selection in Brazil corporates, particularly a private-sector retailer that filed for bankruptcy in January after it was revealed that the company failed to disclose a significant amount of liabilities, further hindered the Fund’s relative result.
International Bond Fund
Performance for the twelve months ended October 31, 2023
The International Bond Fund returned 4.12% for the Institutional Class, compared with the 2.45% return of its benchmark, the
Bloomberg Global Aggregate ex-USD Index (Hedged). The performance table shows returns for all share classes of the Fund.
International fixed-income markets advanced amid rising interest rates
Global fixed-income markets rallied at the end of 2022 as a more favorable U.S. inflation report opened the door for the
Federal Reserve to slow its pace of tightening. China's scrapping of zero-COVID-19 policies also buoyed investor sentiment.
However, optimism was tempered in February as expectations for a quick inflation downturn proved overly hopeful. Banking liquidity concerns roiled U.S. and broader financial markets in March but also brought forward expectations that monetary policy in developed markets would need to turn more dovish.
As inflation persisted through the end of the period, global central banks continued monetary tightening policies, causing concern among investors about the possibility of a recession. The Federal Reserve increased the federal funds target rate in July 2023 to a 22-year high of 5.25%–5.50%. The European Central Bank raised its key interest rate in ten consecutive meetings starting in July of 2022, bringing it to 4.00% before pausing in late October. The Bank of England also steadily increased its benchmark rate over the period, bringing it to 5.25%.

Portfolio Managers’ Comments
(continued)
8
Fund surpassed its benchmark
For the twelve-month period, the Fund outperformed its benchmark. Asset allocation within government credit contributed most, especially in emerging markets (EM)—most notably in Africa (Ghana, Nigeria and Kenya). The Fund’s exposure to select
Eastern Europe issuers (Ukraine and Serbia) and exposure to El Salvador and Guatemala in Latin America also benefited.
Many of these EM countries are not included in the benchmark. The Fund’s overweight to corporate credit and commercial mortgage-backed securities also aided relative performance. Yield curve positioning and security selection among Treasuries further contributed to the Fund’s relative return.
By contrast, security selection in corporates and commercial mortgage-backed securities proved detrimental, despite the overweight position in these sectors benefiting the Fund’s relative return. Select foreign exchange exposure also detracted from the Fund’s relative return as the U.S. dollar rose. Exposure to the Japanese yen and euro along with a basket of select
EM currencies, including the Israeli shekel, Malaysian ringgit and Egyptian pound weighed on relative performance.

Emerging Markets Debt Fund
9
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception September 26, 2014)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Debt Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 9/26/14 11.11% 1.71% 2.47% 0.62% 0.62%
Advisor Class 12/4/15 10.99 1.63 2.43
†
0.69 0.69
Premier Class 9/26/14 10.78 1.53 2.29 0.78 0.78
Retirement Class 9/26/14 10.71 1.46 2.22 0.87 0.87
Retail Class 9/26/14 10.65 1.36 2.13 0.93 0.93
Class W 9/28/18 11.82 2.33 2.83
†
0.62 0.00
J.P. Morgan Emerging Markets Bond Index (EMBI)
Global Diversified – 8.36 -0.19 1.46
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

Emerging Markets Debt Fund
(continued)
10
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the J.P
Morgan methodology, which uses the middle rating
of the S&P, Moody's and Fitch ratings to determine an
instrument's rating category. When a rating from only two
agencies is available, the lower is used; when only one
agency rates a bond, that rating is used.
as of 10/31/2023
Net assets $
448.93
million
Portfolio turnover rate 27%
Number of issues 330
Option-adjusted duration
‡
5.80 years
Average maturity
§
10.71 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
% of net assets
as of 10/31/2023
Government bonds
48.0
Corporate bonds
46.0
Common stocks
0.9
Structured assets
0.5
Bank loan obligations
0.4
Short-term investments 2.7
Investments purchased with collateral
from securities lending 1.2
Other assets & liabilities, net 0.3
Total 100.0
% of portfolio investments
as of 10/31/2023
Mexico 9.3
South Africa 6.0
Brazil 4.9
Indonesia 4.6
Colombia 4.1
Chile 4.0
Dominican Republic 3.3
Turkey 3.1
Israel 2.7
India 2.6
59 other nations 51.5
Short-term investments 2.7
Investments purchased with
collateral from securities
lending 1.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2023
Less than 1 year 2.2
1-3 years 8.6
3-5 years 17.2
5-10 years 41.9
Over 10 years 30.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2023
Aaa/AAA 0.2
A/A 8.9
Baa/BBB 32.0
Ba/BB 30.9
B/B 16.7
Below B/B 6.4
Non-rated 4.9
Total 100.0

International Bond Fund
11
Performance as of October 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 5, 2016)
Ending amounts are as of October 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Bond Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/5/16 4 .12% 0 .71% 0 .72% 0 .61% 0 .60%
Advisor Class 8/5/16 3 .96 0 .65 0 .67 0 .71 0 .71
Premier Class 8/5/16 3 .91 0 .52 0 .56 0 .78 0 .75
Retirement Class 8/5/16 3 .92 0 .45 0 .47 0 .86 0 .85
Retail Class 8/5/16 3 .75 0 .36 0 .38 1 .10 0 .95
Class W 9/28/18 4 .80 1 .32 1 .14
†
0 .61 0 .00
Bloomberg Global Aggregate ex-USD Index
(Hedged) – 2 .45 0 .76 0 .85
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 29, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
§
Performance is calculated from the inception date of the Institutional Class.

International Bond Fund
(continued)
12
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 10/31/2023
Net assets $
373.11
million
Portfolio turnover rate 29%
Number of issues 400
Option-adjusted duration
‡
5.87 years
Average maturity
§
7.16 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
% of net assets
as of 10/31/2023
Government bonds
66.4
Corporate bonds
21.3
Structured assets
5.7
Bank loan obligations
0.3
Short-term investments 4.9
Investments purchased with collateral
from securities lending 0.3
Other assets & liabilities, net 1.1
Total 100.0
% of portfolio investments
as of 10/31/2023
United States 10.9
Japan 10.0
China 9.6
Germany 6.9
United Kingdom 5.7
Supranational 4.1
Canada 4.0
France 3.9
Ireland 3.5
Korea, Republic of 3.2
57 other nations 32.9
Short-term investments 5.0
Investments purchased with
collateral from securities
lending 0.3
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2023
Less than 1 year 10.1
1-3 years 13.8
3-5 years 21.8
5-10 years 32.2
Over 10 years 22.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2023
Aaa/AAA 16.7
Aa/AA 16.4
A/A 28.8
Baa/BBB 20.8
Ba/BB 9.2
B/B 4.1
Below B/B 1.0
Non-rated 3.0
Total 100.0

13
Expense Examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2023 – October 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
6.1
Emerging Markets Debt Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$998.28 $997.91 $996.14 $996.94 $995.47 $1,001.48
Expenses incurred during the period*
$3.15 $3.54 $3.99 $4.53 $4.64 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.05 $1,021.67 $1,021.20 $1,020.67 $1,020.55 $1,025.20
Expenses incurred during the period*
$3.19 $3.58 $4.04 $4.58 $4.70 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.63% for
Institutional Class, 0.70% for Advisor Class, 0.79% for Premier Class, 0.90% for Retirement Class, 0.92% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
14
–
International Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$994.97 $993.73 $992.52 $993.71 $992.46 $997.49
Expenses incurred during the period*
$2.99 $3.40 $3.74 $4.26 $4.75 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.20 $1,021.80 $1,021.45 $1,020.93 $1,020.44 $1,025.19
Expenses incurred during the period*
$3.03 $3.44 $3.80 $4.32 $4.82 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.60% for
Institutional Class, 0.68% for Advisor Class, 0.75% for Premier Class, 0.85% for Retirement Class, 0.95% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm
15
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International
Bond Fund
Opinions on the Financial Statements
We have audited (i) the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF
Emerging Markets Debt Fund as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023, and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of TIAA-CREF International Bond Fund as of October 31, 2023, the related consolidated statement of operations for the year ended October 31, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2023 (two of the funds constituting
TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October
31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
December 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Emerging Markets Debt Fund October 31, 2023
Portfolio of Investments
16
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 95.8%
BANK LOAN OBLIGATIONS - 0.4%
CHILE - 0 .4%
$ 1,840,000 (a) Coral-US Co-Borrower LLC SOFR 1 M + 3.000% 8 .193% 10/15/29 $ 1,827,230
TOTAL CHILE 1,827,230
TOTAL BANK LOAN OBLIGATIONS 1,827,230
(Cost $1,828,006)
CORPORATE BONDS - 46 .0%
ARGENTINA - 0 .3%
1,500,000 (b) YPF S.A. 6 .950 07/21/27 1,133,664
TOTAL ARGENTINA 1,133,664
AUSTRALIA - 0 .6%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,428,533
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,181,023
TOTAL AUSTRALIA 2,609,556
BRAZIL - 2 .7%
2,200,000 (b) Embraer Netherlands Finance BV 7 .000 07/28/30 2,148,059
2,750,000 (b) Itau Unibanco Holding S.A. 4 .625 N/A(c) 2,281,037
4,000,000 (b),(d) JSM Global Sarl 4 .750 10/20/30 584,483
2,400,000 (b) Minerva Luxembourg S.A. 8 .875 09/13/33 2,355,480
527,012 (b) Odebrecht Oil & Gas Finance Ltd 0 .000 N/A(c) 10,540
38,084 (b),(e) Oi S.A. 14 .000 09/07/24 37,894
714,000 (d),(e) Oi S.A. 10 .000 07/27/25 39,270
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,355,535
600,000 (f) Petrobras Global Finance BV 5 .500 06/10/51 448,600
1,500,400 (b) Rio Oil Finance Trust 8 .200 04/06/28 1,509,777
2,000,000 (b) Rumo Luxembourg Sarl 4 .200 01/18/32 1,538,000
TOTAL BRAZIL 12,308,675
CHILE - 3 .3%
2,385,027 (b) Alfa Desarrollo S.p.A 4 .550 09/27/51 1,549,019
2,000,000 (b) Banco del Estado de Chile 2 .704 01/09/25 1,916,900
2,325,000 (b) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,616,869
2,250,000 (b) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,815,037
1,175,000 (b),(f) Corp Nacional del Cobre de Chile 5 .950 01/08/34 1,091,451
2,150,000 (b) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,453,012
2,075,000 (b) Embotelladora Andina S.A. 3 .950 01/21/50 1,371,634
2,000,000 (b) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,078,290
1,775,000 (b) Empresa Nacional del Petroleo 3 .450 09/16/31 1,376,966
350,000 (b) Empresa Nacional del Petroleo 6 .150 05/10/33 324,676
1,030,000 (b) Inversiones CMPC S.A. 6 .125 06/23/33 969,745
387,452 Inversiones Latin America Power Ltd 5 .125 06/15/33 195,971
484,315 (b) Inversiones Latin America Power Ltd 5 .125 06/15/33 244,964
TOTAL CHILE 15,004,534
CHINA - 0 .9%
2,500,000 (b) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,291,506
2,050,000 (b),(f) Lenovo Group Ltd 3 .421 11/02/30 1,651,882
TOTAL CHINA 3,943,388
COLOMBIA - 2 .7%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,465,729
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 1,031,638

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 1,500,000 Ecopetrol S.A. 8 .875% 01/13/33 $ 1,440,603
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,253,895
2,000,000 (b) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,559,472
1,000,000 (b) Empresas Publicas de Medellin ESP 4 .375 02/15/31 740,728
2,000,000 (b) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,331,481
2,075,000 (b) Grupo Aval Ltd 4 .375 02/04/30 1,530,878
2,200,000 (b) SierraCol Energy Andina LLC 6 .000 06/15/28 1,703,044
TOTAL COLOMBIA 12,057,468
COSTA RICA - 0 .9%
1,916,720 (b) Autopistas del Sol S.A. 7 .375 12/30/30 1,693,940
2,300,000 (b) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 2,231,301
TOTAL COSTA RICA 3,925,241
DOMINICAN REPUBLIC - 0 .9%
2,000,000 (b) Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 1,937,400
2,500,000 (b) AES Andres BV 5 .700 05/04/28 2,192,447
TOTAL DOMINICAN REPUBLIC 4,129,847
GHANA - 0 .3%
1,774,000 (b) Tullow Oil plc 10 .250 05/15/26 1,523,866
TOTAL GHANA 1,523,866
GUATEMALA - 0 .7%
1,225,000 (b) CT Trust 5 .125 02/03/32 943,842
1,650,000 (b) Investment Energy Resources Ltd 6 .250 04/26/29 1,452,908
725,000 (b) Millicom International Cellular S.A. 4 .500 04/27/31 546,849
TOTAL GUATEMALA 2,943,599
INDIA - 2 .3%
2,100,000 (b) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,596,774
1,800,000 (b) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,183,914
1,225,000 (b) Indian Railway Finance Corp Ltd 3 .570 01/21/32 1,002,209
2,500,000 (b) Network i2i Ltd 3 .975 N/A(c) 2,249,974
2,000,000 (b) REC Ltd 5 .625 04/11/28 1,945,022
2,700,000 (b) ReNew Wind Energy AP2 4 .500 07/14/28 2,208,733
TOTAL INDIA 10,186,626
INDONESIA - 3 .9%
1,860,000 (b) Freeport Indonesia PT 5 .315 04/14/32 1,657,425
1,000,000 (b) Freeport Indonesia PT 6 .200 04/14/52 825,200
3,500,000 (b) Indonesia Asahan Aluminium PT 5 .450 05/15/30 3,246,250
2,000,000 (b) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,847,249
2,000,000 Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,962,500
1,500,000 (b) Medco Oak Tree Pte Ltd 7 .375 05/14/26 1,491,195
301,000 (b) Medco Platinum Road Pte Ltd 6 .750 01/30/25 303,112
1,500,000 (b) Pertamina Persero PT 3 .100 08/27/30 1,240,194
1,250,000 (b) Pertamina Persero PT 4 .700 07/30/49 908,553
1,000,000 (b) Perusahaan Listrik Negara PT 5 .450 05/21/28 969,905
1,000,000 (b) Perusahaan Listrik Negara PT 5 .250 10/24/42 782,688
2,000,000 (b) Perusahaan Listrik Negara PT 6 .150 05/21/48 1,695,000
664,000 (b) Saka Energi Indonesia PT 4 .450 05/05/24 652,825
TOTAL INDONESIA 17,582,096
ISRAEL - 2 .7%
3,000,000 (b) Bank Hapoalim BM 3 .255 01/21/32 2,433,660
3,141,000 (b) Energean Israel Finance Ltd 5 .375 03/30/28 2,569,118
485,000 (b) Energean Israel Finance Ltd 8 .500 09/30/33 422,696
2,000,000 (b) Israel Chemicals Ltd 6 .375 05/31/38 1,668,000
2,000,000 (b) Israel Electric Corp Ltd 3 .750 02/22/32 1,520,000
1,800,000 (b) Leviathan Bond Ltd 6 .750 06/30/30 1,522,105

Emerging Markets Debt Fund October 31, 2023
18
See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
EUR 2,000,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375% 05/09/30 $ 1,797,238
TOTAL ISRAEL 11,932,817
KAZAKHSTAN - 1 .5%
$ 1,550,000 (b) KazMunayGas National Co JSC 6 .375 10/24/48 1,212,100
2,475,000 (b) KazTransGas JSC 4 .375 09/26/27 2,255,864
2,800,000 (b) Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 2,495,304
1,000,000 (b) Tengizchevroil Finance Co International Ltd 3 .250 08/15/30 743,480
TOTAL KAZAKHSTAN 6,706,748
KOREA, REPUBLIC OF - 0 .3%
1,300,000 (b) SK Hynix, Inc 6 .500 01/17/33 1,237,360
TOTAL KOREA, REPUBLIC OF 1,237,360
MACAU - 0 .3%
2,000,000 Sands China Ltd 3 .500 08/08/31 1,514,249
TOTAL MACAU 1,514,249
MALAYSIA - 1 .5%
3,000,000 (b) Genm Capital Labuan Ltd 3 .882 04/19/31 2,272,176
3,000,000 (b) Misc Capital Two Labuan Ltd 3 .750 04/06/27 2,763,885
2,000,000 (b) Petronas Capital Ltd 3 .500 04/21/30 1,749,522
TOTAL MALAYSIA 6,785,583
MEXICO - 6 .7%
1,000,000 (b) Banco Nacional de Comercio Exterior SNC 4 .375 10/14/25 959,547
2,000,000 (b) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,601,433
800,000 (b) BBVA Bancomer S.A. 5 .350 11/12/29 773,736
2,000,000 (b) BBVA Bancomer S.A. 5 .125 01/18/33 1,692,368
1,300,000 (b) Cemex SAB de C.V. 9 .125 N/A(c) 1,332,675
2,025,000 (b) Cemex SAB de C.V. 5 .125 N/A(c) 1,873,460
360,000 (b) Comision Federal de Electricidad 6 .125 06/16/45 289,725
1,640,000 (b) Comision Federal de Electricidad 6 .264 02/15/52 1,240,805
1,300,000 (b) Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,126,125
3,513,000 (b) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 3,258,899
3,085,500 (b) Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,727,377
3,800,000 (b),(f) Nemak SAB de C.V. 3 .625 06/28/31 2,811,454
EUR 1,700,000 Petroleos Mexicanos 3 .625 11/24/25 1,618,548
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 3,618,848
4,219,000 Petroleos Mexicanos 6 .700 02/16/32 3,110,736
2,000,000 Petroleos Mexicanos 5 .625 01/23/46 1,060,125
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,144,306
TOTAL MEXICO 30,240,167
MOROCCO - 0 .5%
650,000 (b) OCP S.A. 3 .750 06/23/31 510,328
3,000,000 (b) OCP S.A. 5 .125 06/23/51 1,919,280
TOTAL MOROCCO 2,429,608
NETHERLANDS - 0 .1%
RUB 158,400,000 (b),(g) VEON Holdings BV 8 .125 09/16/26 595,961
TOTAL NETHERLANDS 595,961
NIGERIA - 0 .3%
1,775,000 (b) Access Bank plc 6 .125 09/21/26 1,469,878
TOTAL NIGERIA 1,469,878
PANAMA - 1 .1%
2,000,000 (b) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,337,703
2,000,000 (b) Banco Nacional de Panama 2 .500 08/11/30 1,481,878
1,175,000 (b) Cable Onda S.A. 4 .500 01/30/30 927,516

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA—continued
$ 1,496,723 (b) UEP Penonome II S.A. 6 .500% 10/01/38 $ 1,122,542
TOTAL PANAMA 4,869,639
PERU - 1 .5%
PEN 9,000,000 (b) Alicorp SAA 6 .875 04/17/27 2,226,807
1,225,000 (b),(f) Cia de Minas Buenaventura SAA 5 .500 07/23/26 1,066,653
825,000 (b) Hunt Oil Co of Peru LLC Sucursal Del Peru 8 .550 09/18/33 827,219
853,091 (b) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 726,276
2,750,000 (b) Petroleos del Peru S.A. 5 .625 06/19/47 1,504,746
534,000 (b) Volcan Cia Minera SAA 4 .375 02/11/26 256,387
TOTAL PERU 6,608,088
QATAR - 0 .6%
2,000,000 (b) Qatar Petroleum 3 .300 07/12/51 1,219,096
1,500,000 QNB Finance Ltd 2 .750 02/12/27 1,356,527
TOTAL QATAR 2,575,623
SAUDI ARABIA - 1 .1%
2,500,000 (b) EIG Pearl Holdings Sarl 4 .387 11/30/46 1,706,050
2,500,000 (b),(f) Saudi Arabian Oil Co 4 .375 04/16/49 1,827,865
2,000,000 (b) Saudi Arabian Oil Co 3 .250 11/24/50 1,180,000
TOTAL SAUDI ARABIA 4,713,915
SOUTH AFRICA - 3 .9%
2,000,000 (b) Eskom Holdings SOC Ltd 7 .125 02/11/25 1,960,000
2,875,000 (b) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,598,425
4,600,000 (b) Eskom Holdings SOC Ltd 8 .450 08/10/28 4,353,550
2,300,000 (b) Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,188,976
2,000,000 (b) MTN Mauritius Investment Ltd 6 .500 10/13/26 1,952,600
2,800,000 (b) Sasol Financing USA LLC 8 .750 05/03/29 2,660,000
2,000,000 (b) Transnet SOC Ltd 8 .250 02/06/28 1,890,248
TOTAL SOUTH AFRICA 17,603,799
THAILAND - 0 .4%
2,600,000 (b) Bangkok Bank PCL 3 .466 09/23/36 1,939,449
TOTAL THAILAND 1,939,449
TRINIDAD AND TOBAGO - 0 .2%
850,000 (b) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 775,625
TOTAL TRINIDAD AND TOBAGO 775,625
TURKEY - 1 .3%
2,000,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 1,615,926
2,000,000 (b) Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,872,640
2,325,000 (b) Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,165,505
TOTAL TURKEY 5,654,071
UKRAINE - 0 .3%
2,000,000 (b) NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/28 969,000
65,625 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 59,690
450,000 (b) Ukreximbank Via Biz Finance plc 9 .750 01/22/25 409,367
TOTAL UKRAINE 1,438,057
UNITED ARAB EMIRATES - 1 .9%
1,500,000 (b) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,224,411
1,325,000 (b) DAE Funding LLC 3 .375 03/20/28 1,155,848
1,939,800 (b) Galaxy Pipeline Assets Bidco Ltd 1 .750 09/30/27 1,779,065
1,698,880 (b) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,375,348
1,290,000 (b) Shelf Drilling Holdings Ltd 9 .625 04/15/29 1,226,497

Emerging Markets Debt Fund October 31, 2023
20
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES—continued
$ 2,423,775 (b) Sweihan PV Power Co PJSC 3 .625% 01/31/49 $ 1,798,858
TOTAL UNITED ARAB EMIRATES 8,560,027
UNITED STATES - 0 .3%
1,600,000 (b) Hyundai Capital America 5 .680 06/26/28 1,547,995
TOTAL UNITED STATES 1,547,995
TOTAL CORPORATE BONDS 206,547,219
(Cost $249,380,933)
GOVERNMENT BONDS - 48 .0%
ANGOLA - 1 .4%
2,250,000 (b) Angolan Government International Bond 8 .250 05/09/28 1,901,250
1,250,000 (b) Angolan Government International Bond 8 .000 11/26/29 995,400
2,850,000 (b) Angolan Government International Bond 8 .750 04/14/32 2,214,781
1,950,000 (b) Angolan Government International Bond 9 .375 05/08/48 1,385,221
TOTAL ANGOLA 6,496,652
ARGENTINA - 0 .6%
1,300,000 Argentine Republic Government International Bond 4 .250 01/09/38 390,944
5,134,989 Argentine Republic Government International Bond
(Step Bond)
3 .625 07/09/35 1,259,915
2,949,981 (b) Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 936,619
TOTAL ARGENTINA 2,587,478
BAHRAIN - 0 .6%
725,000 (b) Bahrain Government International Bond 6 .750 09/20/29 698,972
700,000 (b) Bahrain Government International Bond 7 .375 05/14/30 691,180
1,500,000 (b) Bahrain Government International Bond 7 .500 09/20/47 1,252,200
TOTAL BAHRAIN 2,642,352
BARBADOS - 0 .4%
2,039,800 (b) Barbados Government International Bond 6 .500 10/01/29 1,902,113
TOTAL BARBADOS 1,902,113
BENIN - 0 .2%
EUR 1,125,000 (b) Benin Government International Bond 6 .875 01/19/52 777,902
TOTAL BENIN 777,902
BERMUDA - 0 .2%
1,125,000 (b) Bermuda Government International Bond 2 .375 08/20/30 890,325
TOTAL BERMUDA 890,325
BRAZIL - 2 .1%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,147,880
BRL 2,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/29 466,979
BRL 7,450,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 1,360,122
2,000,000 Brazilian Government International Bond 3 .875 06/12/30 1,718,244
3,410,000 Brazilian Government International Bond 6 .000 10/20/33 3,154,831
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 787,668
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 934,494
TOTAL BRAZIL 9,570,218
CAMEROON - 0 .2%
EUR 1,000,000 (b) Republic of Cameroon International Bond 5 .950 07/07/32 678,814
TOTAL CAMEROON 678,814
CHILE - 0 .2%
CLP 405,000,000 (b) Bonos de la Tesoreria de la Republica en pesos 5 .300 11/01/37 400,055

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHILE—continued
$ 535,000 Chile Government International Bond 2 .750% 01/31/27 $ 488,849
TOTAL CHILE 888,904
COLOMBIA - 1 .4%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,537,783
2,925,000 Colombia Government International Bond 3 .250 04/22/32 2,092,621
500,000 Colombia Government International Bond 7 .500 02/02/34 467,594
1,300,000 Colombia Government International Bond 5 .625 02/26/44 908,485
950,000 Colombia Government International Bond 5 .200 05/15/49 607,496
COP 4,300,000,000 Colombian TES 6 .000 04/28/28 864,965
TOTAL COLOMBIA 6,478,944
COSTA RICA - 0 .8%
1,050,000 (b) Costa Rica Government International Bond 6 .550 04/03/34 998,590
2,500,000 (b) Costa Rica Government International Bond 5 .625 04/30/43 1,988,555
575,000 (b) Costa Rica Government International Bond 7 .000 04/04/44 526,573
TOTAL COSTA RICA 3,513,718
COTE D'IVOIRE - 0 .6%
2,778,030 (b) Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 2,468,280
TOTAL COTE D'IVOIRE 2,468,280
CZECH REPUBLIC - 0 .2%
CZK 28,000,000 Czech Republic Government Bond 1 .750 06/23/32 963,663
TOTAL CZECH REPUBLIC 963,663
DOMINICAN REPUBLIC - 2 .3%
1,575,000 (b) Dominican Republic Government International Bond 6 .875 01/29/26 1,568,915
DOP 27,000,000 (b) Dominican Republic Government International Bond 11 .250 02/05/27 485,154
1,195,000 (b) Dominican Republic Government International Bond 5 .500 02/22/29 1,087,510
DOP 74,000,000 (b) Dominican Republic Government International Bond 10 .375 01/11/30 1,316,970
4,000,000 (b) Dominican Republic Government International Bond 4 .875 09/23/32 3,232,340
2,535,000 (b) Dominican Republic Government International Bond 7 .450 04/30/44 2,280,674
650,000 (b) Dominican Republic Government International Bond 5 .875 01/30/60 460,842
TOTAL DOMINICAN REPUBLIC 10,432,405
ECUADOR - 0 .7%
744,229 (b) Ecuador Government International Bond 0 .000 07/31/30 220,993
2,234,600 (b) Ecuador Government International Bond 5 .000 07/31/30 1,130,426
4,637,020 (b) Ecuador Government International Bond 1 .000 07/31/35 1,755,352
TOTAL ECUADOR 3,106,771
EGYPT - 1 .7%
850,000 (b) Egypt Government International Bond 5 .800 09/30/27 543,609
4,275,000 (b) Egypt Government International Bond 7 .600 03/01/29 2,653,587
3,200,000 (b) Egypt Government International Bond 7 .053 01/15/32 1,802,304
4,075,000 (b) Egypt Government International Bond 8 .500 01/31/47 2,109,220
1,000,000 (b) Egypt Government International Bond 8 .150 11/20/59 511,100
TOTAL EGYPT 7,619,820
EL SALVADOR - 0 .7%
1,600,000 (b) El Salvador Government International Bond 7 .650 06/15/35 1,117,775
3,100,000 (b) El Salvador Government International Bond 7 .625 02/01/41 2,067,391
TOTAL EL SALVADOR 3,185,166
GHANA - 0 .8%
3,325,000 (b) Ghana Government International Bond 0 .000 04/07/25 1,263,500
3,325,000 (b) Ghana Government International Bond 7 .750 04/07/29 1,408,969
2,025,000 (b) Ghana Government International Bond 8 .750 03/11/61 832,911
TOTAL GHANA 3,505,380

Emerging Markets Debt Fund October 31, 2023
22
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GUATEMALA - 0 .6%
$ 525,000 (b) Guatemala Government Bond 4 .900% 06/01/30 $ 467,098
2,000,000 (b) Guatemala Government Bond 3 .700 10/07/33 1,472,096
1,075,000 (b) Guatemala Government Bond 6 .125 06/01/50 855,296
TOTAL GUATEMALA 2,794,490
HONDURAS - 0 .2%
1,200,000 (b) Honduras Government International Bond 5 .625 06/24/30 999,602
TOTAL HONDURAS 999,602
HUNGARY - 2 .0%
1,900,000 (b) Hungary Government International Bond 6 .125 05/22/28 1,883,470
HUF 480,000,000 Hungary Government International Bond 2 .000 05/23/29 1,018,565
1,850,000 (b) Hungary Government International Bond 5 .250 06/16/29 1,742,700
2,825,000 (b) Hungary Government International Bond 2 .125 09/22/31 2,034,000
750,000 (b) Hungary Government International Bond 3 .125 09/21/51 400,455
1,775,000 (b) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,736,138
TOTAL HUNGARY 8,815,328
INDIA - 0 .3%
1,700,000 (b) Export-Import Bank of India 2 .250 01/13/31 1,304,295
TOTAL INDIA 1,304,295
INDONESIA - 0 .7%
IDR 21,100,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,315,506
IDR 12,000,000,000 Indonesia Treasury Bond 7 .125 06/15/38 749,675
1,075,000 (b) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 995,637
TOTAL INDONESIA 3,060,818
IRAQ - 0 .5%
2,292,188 (b) Iraq Government International Bond 5 .800 01/15/28 2,036,150
TOTAL IRAQ 2,036,150
JAMAICA - 0 .9%
950,000 Jamaica Government International Bond 6 .750 04/28/28 970,694
850,000 Jamaica Government International Bond 8 .000 03/15/39 945,787
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 1,954,199
TOTAL JAMAICA 3,870,680
JORDAN - 0 .9%
1,000,000 (b) Jordan Government International Bond 4 .950 07/07/25 930,000
450,000 (b) Jordan Government International Bond 7 .500 01/13/29 417,966
1,500,000 (b) Jordan Government International Bond 5 .850 07/07/30 1,265,940
2,000,000 (b),(f) Jordan Government International Bond 7 .375 10/10/47 1,508,160
TOTAL JORDAN 4,122,066
KAZAKHSTAN - 0 .4%
1,750,000 (b) Kazakhstan Government International Bond 6 .500 07/21/45 1,715,000
TOTAL KAZAKHSTAN 1,715,000
KENYA - 0 .7%
1,700,000 (b) Kenya Government International Bond 6 .875 06/24/24 1,623,194
1,125,000 (b) Kenya Government International Bond 6 .300 01/23/34 764,189
1,325,000 (b) Kenya Government International Bond 8 .250 02/28/48 927,500
TOTAL KENYA 3,314,883
KOREA, REPUBLIC OF - 0 .3%
2,102,000 (f) Export-Import Bank of Korea 2 .500 06/29/41 1,345,386
TOTAL KOREA, REPUBLIC OF 1,345,386
LEBANON - 0 .1%
3,200,000 (d) Lebanon Government International Bond 6 .250 11/04/24 198,567

23
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LEBANON—continued
$ 3,800,000 (d) Lebanon Government International Bond 6 .850% 03/23/27 $ 232,172
TOTAL LEBANON 430,739
MALAYSIA - 0 .3%
MYR 6,500,000 Malaysia Government Bond 4 .762 04/07/37 1,434,067
TOTAL MALAYSIA 1,434,067
MEXICO - 1 .8%
MXN 19,050,000 Mexican Bonos 7 .500 06/03/27 966,881
MXN 29,900,000 Mexican Bonos 8 .500 11/18/38 1,447,270
1,675,000 Mexico Government International Bond 3 .250 04/16/30 1,410,357
525,000 Mexico Government International Bond 4 .875 05/19/33 460,308
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,501,661
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,228,192
TOTAL MEXICO 8,014,669
MONGOLIA - 0 .4%
1,900,000 (b) Mongolia Government International Bond 5 .125 04/07/26 1,767,901
TOTAL MONGOLIA 1,767,901
MOROCCO - 1 .0%
450,000 (b) Morocco Government International Bond 2 .375 12/15/27 385,056
565,000 (b) Morocco Government International Bond 5 .950 03/08/28 552,994
1,775,000 (b) Morocco Government International Bond 3 .000 12/15/32 1,322,375
1,170,000 (b) Morocco Government International Bond 6 .500 09/08/33 1,120,837
1,450,000 (b) Morocco Government International Bond 5 .500 12/11/42 1,130,930
TOTAL MOROCCO 4,512,192
NAMIBIA - 0 .4%
1,700,000 (b) Namibia Government International Bond 5 .250 10/29/25 1,611,022
TOTAL NAMIBIA 1,611,022
NIGERIA - 1 .7%
2,075,000 (b) Nigeria Government International Bond 8 .375 03/24/29 1,816,663
2,850,000 (b) Nigeria Government International Bond 7 .143 02/23/30 2,287,125
1,550,000 (b) Nigeria Government International Bond 7 .875 02/16/32 1,240,387
950,000 (b) Nigeria Government International Bond 7 .375 09/28/33 713,184
2,000,000 (b) Nigeria Government International Bond 7 .696 02/23/38 1,422,500
TOTAL NIGERIA 7,479,859
OMAN - 1 .8%
1,900,000 (b) Oman Government International Bond 5 .375 03/08/27 1,837,809
1,600,000 (b) Oman Government International Bond 6 .750 10/28/27 1,615,443
1,500,000 (b) Oman Government International Bond 6 .250 01/25/31 1,455,702
2,700,000 (b) Oman Government International Bond 6 .500 03/08/47 2,355,750
1,025,000 (b) Oman Government International Bond 6 .750 01/17/48 916,043
TOTAL OMAN 8,180,747
PAKISTAN - 0 .7%
610,000 (b) Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 369,611
1,700,000 (b) Pakistan Government International Bond 7 .375 04/08/31 833,000
1,815,000 (b) Pakistan Government International Bond 8 .875 04/08/51 878,279
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 850,000
TOTAL PAKISTAN 2,930,890
PANAMA - 0 .5%
1,500,000 Panama Government International Bond 6 .400 02/14/35 1,375,357
1,125,000 Panama Notas del Tesoro 3 .750 04/17/26 1,045,564
TOTAL PANAMA 2,420,921

Emerging Markets Debt Fund October 31, 2023
24
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PARAGUAY - 0 .8%
$ 3,050,000 (b) Paraguay Government International Bond 2 .739% 01/29/33 $ 2,269,105
1,050,000 (b) Paraguay Government International Bond 5 .600 03/13/48 809,005
525,000 (b) Republic of Paraguay 6 .100 08/11/44 439,401
TOTAL PARAGUAY 3,517,511
PERU - 1 .0%
975,000 Peruvian Government International Bond 1 .862 12/01/32 686,142
1,995,000 Peruvian Government International Bond 3 .000 01/15/34 1,508,912
PEN 5,950,000 (b) Peruvian Government International Bond 5 .400 08/12/34 1,291,965
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,190,418
TOTAL PERU 4,677,437
PHILIPPINES - 0 .5%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,259,700
TOTAL PHILIPPINES 2,259,700
POLAND - 1 .4%
2,830,000 (b) Bank Gospodarstwa Krajowego 5 .375 05/22/33 2,628,362
PLN 2,215,000 Republic of Poland Government International Bond 0 .250 10/25/26 456,615
PLN 5,000,000 Republic of Poland Government International Bond 2 .750 10/25/29 1,033,369
600,000 Republic of Poland Government International Bond 5 .750 11/16/32 595,176
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 462,882
1,398,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,232,057
TOTAL POLAND 6,408,461
QATAR - 0 .3%
450,000 (b) Qatar Government International Bond 3 .750 04/16/30 410,625
925,000 (b) Qatar Government International Bond 5 .103 04/23/48 790,875
TOTAL QATAR 1,201,500
REPUBLIC OF SERBIA - 0 .8%
750,000 (b) Serbia Government International Bond 6 .500 09/26/33 706,932
750,000 (b) Serbia International Bond 6 .250 05/26/28 729,450
2,650,000 (b) Serbia International Bond 2 .125 12/01/30 1,943,796
TOTAL REPUBLIC OF SERBIA 3,380,178
ROMANIA - 1 .2%
1,870,000 (b) Romanian Government International Bond 3 .000 02/27/27 1,689,758
RON 4,450,000 Romanian Government International Bond 4 .150 01/26/28 862,976
350,000 (b) Romanian Government International Bond 3 .000 02/14/31 276,945
RON 3,600,000 Romanian Government International Bond 3 .650 09/24/31 616,209
1,160,000 (b) Romanian Government International Bond 7 .125 01/17/33 1,153,564
1,400,000 (b) Romanian Government International Bond 4 .000 02/14/51 858,559
TOTAL ROMANIA 5,458,011
RWANDA - 0 .5%
3,075,000 (b) Rwanda International Government Bond 5 .500 08/09/31 2,325,549
TOTAL RWANDA 2,325,549
SAUDI ARABIA - 0 .9%
750,000 (b) Saudi Government International Bond 3 .250 10/26/26 701,625
500,000 (b) Saudi Government International Bond 4 .750 01/18/28 483,750
1,000,000 (b) Saudi Government International Bond 3 .250 11/17/51 580,000
2,000,000 (b) Saudi Government International Bond 3 .750 01/21/55 1,264,600
1,500,000 (b) Saudi Government International Bond 3 .450 02/02/61 869,628
TOTAL SAUDI ARABIA 3,899,603
SENEGAL - 0 .7%
1,000,000 (b) Senegal Government International Bond 6 .250 05/23/33 787,740

25
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SENEGAL—continued
$ 3,300,000 (b) Senegal Government International Bond 6 .750% 03/13/48 $ 2,184,191
TOTAL SENEGAL 2,971,931
SOUTH AFRICA - 2 .0%
1,875,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 1,615,313
ZAR 54,025,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 2,292,022
1,400,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 1,180,998
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 385,794
1,250,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 821,425
2,075,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 1,347,173
775,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 502,719
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 777,670
TOTAL SOUTH AFRICA 8,923,114
SRI LANKA - 0 .4%
800,000 (b) Sri Lanka Government International Bond 5 .750 04/18/24 414,426
1,400,000 (b) Sri Lanka Government International Bond 6 .750 04/18/28 695,609
1,650,000 (b) Sri Lanka Government International Bond 7 .550 03/28/30 820,273
TOTAL SRI LANKA 1,930,308
SUPRANATIONAL - 0 .3%
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 623,562
1,200,000 (b) Banque Ouest Africaine de Developpement 4 .700 10/22/31 942,972
TOTAL SUPRANATIONAL 1,566,534
THAILAND - 0 .3%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,307,108
TOTAL THAILAND 1,307,108
TURKEY - 1 .8%
2,325,000 Turkey Government International Bond 5 .125 02/17/28 2,060,554
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,256,160
1,300,000 Turkey Government International Bond 6 .000 01/14/41 924,690
4,350,000 Turkey Government International Bond 4 .875 04/16/43 2,642,973
1,500,000 (b) Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 1,398,480
TOTAL TURKEY 8,282,857
UGANDA - 0 .3%
UGX 4,810,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,244,720
TOTAL UGANDA 1,244,720
UKRAINE - 0 .8%
2,225,000 (b) NPC Ukrenergo 6 .875 11/09/28 595,187
UAH 37,000,000 Ukraine Government International Bond 15 .840 02/26/25 801,268
1,925,000 (b) Ukraine Government International Bond 7 .750 09/01/27 540,194
3,000,000 (b) Ukraine Government International Bond 7 .253 03/15/35 753,750
2,320,000 (a),(b) Ukraine Government International Bond 7 .750 08/01/41 961,640
TOTAL UKRAINE 3,652,039
UNITED ARAB EMIRATES - 0 .4%
400,000 (b) Abu Dhabi Government International Bond 3 .125 09/30/49 244,720
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,677,104
TOTAL UNITED ARAB EMIRATES 1,921,824

Emerging Markets Debt Fund October 31, 2023
26
See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
URUGUAY - 0 .4%
UYU 39,650,000 Uruguay Government International Bond 8 .250% 05/21/31 $ 901,326
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 469,422
$ 600,000 Uruguay Government International Bond 5 .750 10/28/34 600,412
TOTAL URUGUAY 1,971,160
UZBEKISTAN - 0 .7%
UZS 5,708,925,000 (b) Republic of Uzbekistan International Bond 14 .000 07/19/24 462,691
745,000 (b),(h) Republic of Uzbekistan International Bond 7 .850 10/12/28 739,850
1,700,000 (b) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,508,750
550,000 (b) Republic of Uzbekistan International Bond 3 .700 11/25/30 418,233
TOTAL UZBEKISTAN 3,129,524
VIETNAM - 0 .6%
2,575,000 (b) Vietnam Government International Bond 4 .800 11/19/24 2,524,015
TOTAL VIETNAM 2,524,015
ZAMBIA - 0 .6%
3,900,000 (b) Zambia Government International Bond 8 .500 04/14/24 2,383,875
750,000 (b) Zambia Government International Bond 8 .970 07/30/27 456,562
TOTAL ZAMBIA 2,840,437
TOTAL GOVERNMENT BONDS 215,264,131
(Cost $279,493,319)
STRUCTURED ASSETS - 0 .5%
CAYMAN ISLANDS - 0 .5%
3,000,000 (b),(g) Industrial DPR Funding Ltd 5 .380 04/15/34 2,461,590
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,461,590
TOTAL STRUCTURED ASSETS 2,461,590
(Cost $3,000,000)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.9%
MEXICO - 0 .8%
265,589 (i) Grupo Aeromexico SAB de C.V. 3,517,077
TOTAL MEXICO 3,517,077
SOUTH AFRICA - 0 .1%
729,619 (i) Petra Diamonds Ltd 395,289
TOTAL SOUTH AFRICA 395,289
TOTAL COMMON STOCKS 3,912,366
(Cost $5,678,180)
TOTAL LONG-TERM INVESTMENTS 430,012,536
(Cost $539,380,438)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.7%
REPURCHASE AGREEMENT - 2 .0%
8,667,000 (j) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 8,667,000
TOTAL REPURCHASE AGREEMENT 8,667,000
TREASURY DEBT - 0 .7%
KZT 620,000,000 Kazakhstan Treasury Bill-MEKKAM 0 .000 01/20/24 1,275,813

27
See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 2,000,000 United States Treasury Bill 0 .000% 11/02/23 $ 1,999,708
TOTAL TREASURY DEBT 3,275,521
TOTAL SHORT-TERM INVESTMENTS 11,942,521
(Cost $11,983,294)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
5,509,039 (k) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 5,509,039
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,509,039
(Cost $5,509,039)
TOTAL INVESTMENTS - 99.7% 447,464,096
(Cost $556,872,771)
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,465,462
NET ASSETS - 100.0% $ 448,929,558
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RUB Russian Ruble
SOFR Secure Overnight Financing Rate
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(c)
Perpetual security
(d)
In default
(e)
Payment in Kind Bond
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,353,171.
(g)
For fair value measurement disclosure purposes, investment classified as Level 3.
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
Non-income producing
(j) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $8,667,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.625% and maturity date 1/15/26, valued at $8,840,367.
(k)
Investments made with cash collateral received from securities on loan.

Emerging Markets Debt Fund October 31, 2023
28
See Notes to Financial Statements
Portfolio of Investments
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 5,020,966 EUR 4,715,619 Morgan Stanley 01/16/24   $ 12,764
EUR Euro

Consolidated Portfolio of Investments
International Bond Fund October 31, 2023
29
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 93.7%
BANK LOAN OBLIGATIONS - 0.3%
IRELAND - 0 .2%
$ 260,433 (a) Avolon TLB Borrower  US LLC SOFR 12 M + 2.500% 7 .839% 06/22/28 $ 260,796
337,750 (a) Avolon TLB Borrower US LLC SOFR 12 M + 1.500% 6 .939 02/12/27 337,730
TOTAL IRELAND 598,526
UNITED STATES - 0 .1%
215,717 (a) Jazz Financing Lux Sarl CME Term SOFR 12 + 3.500% 8 .939 05/05/28 215,895
244,399 (a) Phoenix Newco, Inc CME Term SOFR 12 + 3.250% 8 .689 11/15/28 241,818
126,734 (a) Team Health Holdings, Inc CME Term SOFR 4 + 5.250% 10 .633 03/02/27 91,600
TOTAL UNITED STATES 549,313
TOTAL BANK LOAN OBLIGATIONS 1,147,839
(Cost $1,188,498)
CORPORATE BONDS - 21 .3%
AUSTRALIA - 0 .1%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 196,837
TOTAL AUSTRALIA 196,837
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A(b) 499,070
TOTAL AUSTRIA 499,070
BELGIUM - 0 .1%
EUR 800,000 (c) Proximus SADP 0 .750 11/17/36 543,826
TOTAL BELGIUM 543,826
BRAZIL - 0 .1%
300,000 (d) Suzano Austria GmbH 3 .125 01/15/32 226,091
TOTAL BRAZIL 226,091
CANADA - 0 .7%
EUR 250,000 (e) Fairfax Financial Holdings Ltd 2 .750 03/29/28 243,339
500,000 (e) GFL Environmental, Inc 4 .250 06/01/25 480,629
1,275,000 (e) MEG Energy Corp 5 .875 02/01/29 1,191,467
500,000 (e) Nova Chemicals Corp 4 .875 06/01/24 491,362
315,000 (d),(e) Parkland Corp 4 .625 05/01/30 268,537
TOTAL CANADA 2,675,334
CHILE - 0 .3%
397,504 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 258,170
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 268,030
200,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 161,337
200,000 (e) Corp Nacional del Cobre de Chile 3 .625 08/01/27 182,282
325,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 233,967
TOTAL CHILE 1,103,786
CHINA - 0 .1%
300,000 (e) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 274,981
TOTAL CHINA 274,981
COLOMBIA - 0 .1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 67,532

International Bond Fund October 31, 2023
30
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 225,000 Ecopetrol S.A. 4 .625% 11/02/31 $ 168,814
TOTAL COLOMBIA 236,346
CZECH REPUBLIC - 0 .0%
EUR 300,000 (c) CPI Property Group S.A. 1 .750 01/14/30 184,854
TOTAL CZECH REPUBLIC 184,854
DENMARK - 0 .3%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 531,475
EUR 500,000 (c) Sartorius Finance BV 4 .375 09/14/29 524,438
TOTAL DENMARK 1,055,913
FRANCE - 1 .9%
EUR 500,000 AXA S.A. 1 .375 10/07/41 400,922
GBP 300,000 (c) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 357,994
EUR 500,000 (c) BNP Paribas S.A. 2 .100 04/07/32 434,734
500,000 (d),(e) BNP Paribas S.A. 8 .500 N/A(b) 479,094
EUR 800,000 BPCE S.A. 0 .500 09/15/27 756,164
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 393,575
EUR 400,000 Electricite de France S.A. 2 .000 10/02/30 367,373
EUR 400,000 (c) Engie S.A. 4 .500 09/06/42 399,400
EUR 500,000 (e) Iliad Holding SAS 5 .125 10/15/26 511,883
EUR 500,000 (c) Kering S.A. 3 .750 09/05/25 528,978
EUR 300,000 (c) La Poste S.A. 0 .625 01/18/36 209,666
EUR 200,000 (c) RTE Reseau de Transport d'Electricite SADIR 3 .750 07/04/35 201,861
EUR 400,000 (c) Societe Generale S.A. 4 .000 11/16/27 419,690
EUR 500,000 (c) Societe Generale S.A. 0 .500 06/12/29 435,519
EUR 600,000 (c) Suez SACA 2 .375 05/24/30 559,946
EUR 600,000 (c) Thales S.A. 3 .625 06/14/29 617,477
TOTAL FRANCE 7,074,276
GERMANY - 1 .3%
EUR 400,000 (c) Deutsche Boerse AG. 3 .875 09/28/33 417,372
EUR 750,000 (e),(f) IHO Verwaltungs GmbH 3 .750 09/15/26 745,285
EUR 2,225,000 (g) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 1,864,019
EUR 400,000 (g) RWE AG. 2 .750 05/24/30 386,245
EUR 500,000 (c) Volkswagen International Finance NV 4 .125 11/15/25 528,011
GBP 500,000 Volkswagen International Finance NV 3 .375 11/16/26 561,061
EUR 400,000 Vonovia SE 0 .625 12/14/29 323,669
150,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 145,357
TOTAL GERMANY 4,971,019
INDIA - 0 .2%
300,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 198,664
200,000 (e) Bharti Airtel Ltd 3 .250 06/03/31 161,284
200,000 (e) CA Magnum Holdings 5 .375 10/31/26 174,847
250,000 (c) Power Finance Corp Ltd 3 .350 05/16/31 200,413
225,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 174,090
TOTAL INDIA 909,298
INDONESIA - 0 .1%
200,000 (e) Pertamina Persero PT 3 .650 07/30/29 177,308
225,000 (e) Perusahaan Listrik Negara PT 4 .875 07/17/49 160,157
TOTAL INDONESIA 337,465
IRELAND - 0 .4%
EUR 500,000 (g) AIB Group plc 4 .625 07/23/29 519,509
EUR 600,000 (c) Bank of Ireland Group plc 0 .375 05/10/27 571,299
EUR 320,000 (c) Bank of Ireland Group plc 5 .000 07/04/31 337,650
TOTAL IRELAND 1,428,458

31
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL - 0 .2%
$ 270,000 (e) Bank Hapoalim BM 3 .255% 01/21/32 $ 219,029
300,000 (e) Bank Leumi Le-Israel BM 3 .275 01/29/31 256,131
400,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 350,000
TOTAL ISRAEL 825,160
ITALY - 0 .5%
EUR 500,000 (g) Intesa Sanpaolo S.p.A 4 .875 05/19/30 524,198
EUR 500,000 (g) Intesa Sanpaolo S.p.A 5 .125 08/29/31 525,933
200,000 (d),(e) Intesa Sanpaolo S.p.A 4 .198 06/01/32 142,158
500,000 UniCredit SpA 8 .000 N/A(b) 492,500
TOTAL ITALY 1,684,789
JAPAN - 0 .5%
EUR 550,000 (c) Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 574,026
EUR 500,000 (c) ORIX Corp 1 .919 04/20/26 500,038
EUR 500,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 417,498
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 366,559
TOTAL JAPAN 1,858,121
KAZAKHSTAN - 0 .1%
200,000 (d),(e) KazTransGas JSC 4 .375 09/26/27 182,292
200,000 (e) Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 179,688
TOTAL KAZAKHSTAN 361,980
KOREA, REPUBLIC OF - 0 .1%
250,000 (e) Kia Corp 2 .750 02/14/27 225,025
TOTAL KOREA, REPUBLIC OF 225,025
KUWAIT - 0 .1%
375,000 (e) NBK SPC Ltd 1 .625 09/15/27 330,245
TOTAL KUWAIT 330,245
LUXEMBOURG - 0 .5%
EUR 1,000,000 (e) Albion Financing 1 SARL 5 .250 10/15/26 999,905
EUR 250,000 (c) Czech Gas Networks Investments Sarl 0 .450 09/08/29 203,719
EUR 400,000 (c) ProLogis International Funding II S.A. 3 .625 03/07/30 389,432
EUR 500,000 (c) ProLogis International Funding II S.A. 2 .375 11/14/30 445,146
TOTAL LUXEMBOURG 2,038,202
MEXICO - 0 .2%
375,000 (e) Becle SAB de C.V. 2 .500 10/14/31 274,501
375,000 (e) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 333,420
200,000 (e) Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 188,379
TOTAL MEXICO 796,300
NETHERLANDS - 0 .5%
EUR 400,000 (g) Cooperatieve Rabobank UA 4 .233 04/25/29 419,729
EUR 500,000 ING Groep NV 1 .250 02/16/27 491,628
EUR 1,300,000 (e) VZ Secured Financing BV 3 .500 01/15/32 1,042,014
TOTAL NETHERLANDS 1,953,371
NIGERIA - 0 .2%
EUR 1,000,000 (e) BOI Finance BV 7 .500 02/16/27 892,984
TOTAL NIGERIA 892,984
NORWAY - 0 .0%
EUR 100,000 (g) Statnett SF 3 .500 06/08/33 102,243
TOTAL NORWAY 102,243
POLAND - 0 .2%
EUR 150,000 (c) GTC Aurora Luxembourg S.A. 2 .250 06/23/26 103,539

International Bond Fund October 31, 2023
32
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
POLAND—continued
EUR 300,000 (c) mBank S.A. 0 .966% 09/21/27 $ 258,381
EUR 250,000 (c) Polski Koncern Naftowy ORLEN S.A. 1 .125 05/27/28 226,647
TOTAL POLAND 588,567
PORTUGAL - 0 .2%
GBP 200,000 (g) EDP Finance BV 8 .625 01/04/24 244,045
EUR 500,000 (c) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 526,205
TOTAL PORTUGAL 770,250
QATAR - 0 .6%
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,137,167
TOTAL QATAR 2,137,167
ROMANIA - 0 .1%
EUR 250,000 (c) NE Property BV 2 .000 01/20/30 193,039
TOTAL ROMANIA 193,039
SINGAPORE - 0 .2%
EUR 200,000 (c) Temasek Financial I Ltd 0 .500 11/20/31 162,920
$ 500,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 443,438
TOTAL SINGAPORE 606,358
SOUTH AFRICA - 0 .3%
1,250,000 (c) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,093,750
TOTAL SOUTH AFRICA 1,093,750
SUPRANATIONAL - 1 .1%
CNY 31,000,000 International Bank for Reconstruction & Development 3 .050 03/16/24 4,234,378
TOTAL SUPRANATIONAL 4,234,378
SWITZERLAND - 0 .3%
EUR 750,000 (c) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 709,228
EUR 600,000 (c) UBS Group AG 0 .250 11/05/28 530,187
TOTAL SWITZERLAND 1,239,415
THAILAND - 0 .1%
430,000 (e) Bangkok Bank PCL 3 .466 09/23/36 320,755
300,000 (e) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 233,028
TOTAL THAILAND 553,783
UNITED ARAB EMIRATES - 0 .1%
290,853 (e) Sweihan PV Power Co PJSC 3 .625 01/31/49 215,863
TOTAL UNITED ARAB EMIRATES 215,863
UNITED KINGDOM - 1 .6%
EUR 500,000 (g) AstraZeneca plc 3 .750 03/03/32 522,481
EUR 800,000 (c) Barclays plc 0 .877 01/28/28 746,931
GBP 400,000 (c) Barclays plc 7 .090 11/06/29 487,526
GBP 200,000 (c) Barclays plc 8 .407 11/14/32 247,568
EUR 500,000 BP Capital Markets plc 1 .231 05/08/31 428,080
UGX 3,000,000,000 (e),(h) ICBC Standard Bank plc 14 .250 06/26/34 716,177
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 410,611
EUR 750,000 Natwest Group plc 1 .750 03/02/26 762,583
GBP 300,000 (g) NatWest Markets plc 6 .625 06/22/26 369,951
EUR 700,000 (c) Standard Chartered plc 1 .200 09/23/31 638,684
GBP 600,000 (e) Vmed O2 UK Financing I plc 4 .500 07/15/31 567,901
TOTAL UNITED KINGDOM 5,898,493
UNITED STATES - 7 .8%
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,248,313
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 610,671

33
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 250,000 (e) Allied Universal Holdco LLC 3 .625% 06/01/28 $ 212,698
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 596,033
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 449,344
EUR 450,000 American Tower Corp 0 .450 01/15/27 419,622
EUR 300,000 Aptiv plc 1 .500 03/10/25 305,951
EUR 250,000 (e) Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 217,151
EUR 250,000 (e) Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 194,259
GBP 500,000 AT&T, Inc 2 .900 12/04/26 557,132
EUR 500,000 AT&T, Inc 2 .350 09/05/29 478,610
EUR 500,000 (e) Avantor Funding, Inc 3 .875 07/15/28 482,255
EUR 500,000 (c) Bank of America Corp 1 .662 04/25/28 482,912
EUR 500,000 (c) Bank of America Corp 2 .824 04/27/33 461,351
EUR 600,000 (c) Blackstone Private Credit Fund 1 .750 11/30/26 548,745
EUR 700,000 Capital One Financial Corp 0 .800 06/12/24 721,897
EUR 400,000 Celanese US Holdings LLC 0 .625 09/10/28 337,541
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 715,700
EUR 350,000 Chubb INA Holdings, Inc 1 .400 06/15/31 301,408
EUR 500,000 Citigroup, Inc 1 .250 07/06/26 501,298
EUR 700,000 Comcast Corp 0 .250 05/20/27 651,098
EUR 750,000 (e) Coty, Inc 3 .875 04/15/26 770,585
EUR 500,000 (e) Dana Financing Luxembourg Sarl 3 .000 07/15/29 416,733
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 235,524
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 750,783
EUR 500,000 (e) Emerald Debt Merger Sub LLC 6 .375 12/15/30 520,710
EUR 500,000 Equinix, Inc 1 .000 03/15/33 391,054
EUR 500,000 FedEx Corp 1 .625 01/11/27 489,639
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 388,515
EUR 750,000 (c) General Motors Financial Co, Inc 0 .600 05/20/27 694,723
EUR 500,000 (a),(c) Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 4 .722 02/07/25 530,018
EUR 500,000 (c) Goldman Sachs Group, Inc 0 .250 01/26/28 449,191
EUR 295,000 (e) Goodyear Europe BV 2 .750 08/15/28 261,183
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 469,852
EUR 1,000,000 Honeywell International, Inc 0 .000 03/10/24 1,042,205
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 482,106
EUR 250,000 (e) IQVIA, Inc 1 .750 03/15/26 247,373
EUR 800,000 (c) Liberty Mutual Group, Inc 4 .625 12/02/30 813,718
GBP 600,000 McKesson Corp 3 .125 02/17/29 643,277
EUR 400,000 (c) Metropolitan Life Global Funding I 1 .750 05/25/25 408,492
GBP 600,000 (c) Metropolitan Life Global Funding I 4 .125 09/02/25 709,674
EUR 600,000 (c) Mondelez International Holdings Netherlands BV 1 .250 09/09/41 383,320
EUR 670,000 Morgan Stanley 1 .342 10/23/26 668,646
GBP 400,000 (c) Nestle Holdings, Inc 5 .250 09/21/26 486,481
EUR 250,000 (e) OI European Group BV 6 .250 05/15/28 261,219
EUR 500,000 (e) Olympus Water US Holding Corp 3 .875 10/01/28 432,246
EUR 100,000 (e) Organon Finance   LLC 2 .875 04/30/28 91,314
$ 750,000 (e) Organon Finance   LLC 5 .125 04/30/31 585,688
GBP 500,000 (c) Protective Life Global Funding 5 .248 01/13/28 594,688
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 451,314
EUR 400,000 Southern Co 1 .875 09/15/81 336,443
EUR 450,000 Stryker Corp 2 .625 11/30/30 435,142
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 716,588
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 408,895
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 944,886
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 675,292
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 374,956
TOTAL UNITED STATES 29,056,462
TOTAL CORPORATE BONDS 79,373,499
(Cost $92,813,407)

International Bond Fund October 31, 2023
34
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 66 .4%
ANGOLA - 0 .3%
$ 1,550,000 (e) Angolan Government International Bond 8 .750% 04/14/32 $ 1,204,530
TOTAL ANGOLA 1,204,530
AUSTRALIA - 2 .2%
AUD 2,050,000 Australia Government Bond 0 .250 11/21/25 1,193,007
AUD 3,765,000 (c) Australia Government Bond 2 .250 05/21/28 2,165,868
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 954,224
AUD 2,600,000 Australia Government Bond 1 .250 05/21/32 1,234,538
AUD 1,650,000 Australia Government Bond 3 .000 11/21/33 883,069
AUD 2,550,000 (c) Australia Government Bond 1 .750 06/21/51 786,378
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 966,651
TOTAL AUSTRALIA 8,183,735
BELGIUM - 2 .4%
EUR 2,125,000 (e) Kingdom of Belgium Government Bond 0 .000 10/22/27 1,998,524
EUR 3,825,000 (e) Kingdom of Belgium Government Bond 0 .350 06/22/32 3,139,205
EUR 285,000 Kingdom of Belgium Government Bond 0 .000 06/22/34 286,968
EUR 525,000 (e) Kingdom of Belgium Government Bond 1 .450 06/22/37 420,386
EUR 5,150,000 (e) Kingdom of Belgium Government Bond 0 .400 06/22/40 3,141,215
TOTAL BELGIUM 8,986,298
BENIN - 0 .2%
EUR 1,275,000 (e) Benin Government International Bond 4 .950 01/22/35 912,300
TOTAL BENIN 912,300
BRAZIL - 0 .3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,055,389
TOTAL BRAZIL 1,055,389
CAMEROON - 0 .1%
EUR 650,000 (e) Republic of Cameroon International Bond 5 .950 07/07/32 441,229
TOTAL CAMEROON 441,229
CANADA - 3 .3%
CAD 3,050,000 (e) Canada Housing Trust No 1 .100 12/15/26 1,981,076
CAD 3,075,000 (e) Canada Housing Trust No 3 .550 09/15/32 2,054,058
CAD 1,825,000 Canadian Government International Bond 3 .500 08/01/25 1,289,114
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,730,654
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,393,201
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,023,538
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 843,654
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 784,612
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 439,857
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 676,849
TOTAL CANADA 12,216,613
CHINA - 9 .4%
CNY 73,060,000 China Government Bond 2 .880 11/05/23 9,984,965
CNY 19,300,000 China Government Bond 2 .940 10/17/24 2,656,180
CNY 60,500,000 China Government Bond 3 .120 12/05/26 8,454,038
CNY 6,750,000 China Government Bond 2 .500 07/25/27 921,730
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,066,618
CNY 14,300,000 China Government Bond 2 .670 05/25/33 1,946,265
CNY 18,900,000 China Government Bond 3 .860 07/22/49 2,927,849
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,154,998
CNY 12,700,000 China Government Bond 3 .810 09/14/50 1,959,320
CNY 12,400,000 China Government Bond 3 .720 04/12/51 1,889,909
TOTAL CHINA 34,961,872

35
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA - 0 .3%
COP 5,710,000,000 Colombian TES 7 .750% 09/18/30 $ 1,162,306
TOTAL COLOMBIA 1,162,306
COSTA RICA - 0 .1%
$ 400,000 (e) Costa Rica Government International Bond 6 .550 04/03/34 380,415
TOTAL COSTA RICA 380,415
COTE D'IVOIRE - 0 .2%
EUR 1,000,000 (e) Ivory Coast Government International Bond 5 .875 10/17/31 857,886
EUR 100,000 (e) Ivory Coast Government International Bond 4 .875 01/30/32 79,657
TOTAL COTE D'IVOIRE 937,543
CYPRUS - 1 .2%
EUR 1,300,000 (c) Cyprus Government International Bond 2 .375 09/25/28 1,289,764
EUR 1,100,000 (c) Cyprus Government International Bond 0 .625 01/21/30 961,320
EUR 1,550,000 (c) Cyprus Government International Bond 0 .950 01/20/32 1,300,423
EUR 575,000 (c) Cyprus Government International Bond 2 .750 02/26/34 525,093
EUR 500,000 (c) Cyprus Government International Bond 2 .750 05/03/49 382,292
TOTAL CYPRUS 4,458,892
CZECH REPUBLIC - 0 .4%
CZK 43,100,000 Czech Republic Government Bond 1 .750 06/23/32 1,483,352
TOTAL CZECH REPUBLIC 1,483,352
DOMINICAN REPUBLIC - 0 .2%
750,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 606,064
DOP 15,600,000 (e) Dominican Republic Government International Bond 11 .250 09/15/35 270,570
TOTAL DOMINICAN REPUBLIC 876,634
ECUADOR - 0 .1%
78,000 (e) Ecuador Government International Bond 0 .000 07/31/30 23,161
441,250 (e) Ecuador Government International Bond 5 .000 07/31/30 223,217
309,125 (e) Ecuador Government International Bond 1 .000 07/31/35 117,020
TOTAL ECUADOR 363,398
EGYPT - 0 .7%
850,000 (e) Egypt Government International Bond 5 .750 05/29/24 807,500
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 490,797
525,000 (e) Egypt Government International Bond 7 .600 03/01/29 325,879
EUR 900,000 (e) Egypt Government International Bond 6 .375 04/11/31 511,342
300,000 (e) Egypt Government International Bond 7 .053 01/15/32 168,966
675,000 (e) Egypt Government International Bond 8 .500 01/31/47 349,380
TOTAL EGYPT 2,653,864
FRANCE - 2 .0%
EUR 3,775,000 French Republic Government Bond OAT 0 .750 11/25/28 3,567,834
EUR 1,250,000 (e) French Republic Government Bond OAT 0 .500 05/25/40 790,206
EUR 910,000 French Republic Government Bond OAT 0 .750 05/25/52 442,705
EUR 1,560,000 (e) French Republic Government Bond OAT 0 .750 05/25/53 735,615
EUR 2,500,000 (c) UNEDIC ASSEO 0 .250 07/16/35 1,793,007
TOTAL FRANCE 7,329,367
GERMANY - 5 .5%
EUR 425,000 Bundesobligation 1 .300 10/15/27 426,741
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 4,563,748
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 587,911
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 374,592
EUR 5,200,000 Bundesrepublik Deutschland 0 .000 08/15/31 4,477,957
EUR 520,000 Bundesrepublik Deutschland 0 .000 02/15/32 441,185
EUR 1,465,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,492,378
EUR 7,600,000 Bundesrepublik Deutschland 1 .000 05/15/38 6,114,970

International Bond Fund October 31, 2023
36
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GERMANY—continued
EUR 3,245,000 Bundesrepublik Deutschland 0 .000% 08/15/52 $ 1,456,162
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 544,930
TOTAL GERMANY 20,480,574
GHANA - 0 .3%
$ 500,000 (e) Ghana Government International Bond 7 .750 04/07/29 211,875
825,000 (e) Ghana Government International Bond 8 .125 03/26/32 345,469
1,000,000 (e) Ghana Government International Bond 8 .627 06/16/49 413,750
TOTAL GHANA 971,094
GREECE - 1 .5%
EUR 575,000 (e) Hellenic Republic Government International Bond 3 .875 03/12/29 613,547
EUR 2,300,000 (e) Hellenic Republic Government International Bond 1 .500 06/18/30 2,095,645
EUR 1,300,000 (e) Hellenic Republic Government International Bond 0 .750 06/18/31 1,091,693
EUR 1,100,000 (e) Hellenic Republic Government International Bond 1 .750 06/18/32 976,206
EUR 750,000 (e) Hellenic Republic Government International Bond 4 .375 07/18/38 780,078
TOTAL GREECE 5,557,169
HUNGARY - 1 .1%
HUF 460,000,000 Hungary Government International Bond 5 .500 06/24/25 1,224,211
EUR 550,000 (c) Hungary Government International Bond 5 .000 02/22/27 585,592
285,000 (e) Hungary Government International Bond 6 .125 05/22/28 282,521
HUF 632,000,000 Hungary Government International Bond 3 .000 08/21/30 1,356,152
EUR 600,000 (c) Hungary Government International Bond 1 .750 06/05/35 430,471
200,000 (e) Magyar Export-Import Bank Zrt 6 .125 12/04/27 195,621
TOTAL HUNGARY 4,074,568
INDONESIA - 0 .7%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 823,595
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 1,020,379
IDR 12,435,000,000 Indonesia Treasury Bond 7 .000 02/15/33 774,377
TOTAL INDONESIA 2,618,351
IRELAND - 0 .4%
EUR 930,000 Ireland Government Bond 0 .000 10/18/31 766,956
EUR 450,000 Ireland Government Bond 1 .700 05/15/37 378,769
EUR 280,000 (c) Ireland Government Bond 3 .000 10/18/43 267,965
TOTAL IRELAND 1,413,690
ITALY - 1 .9%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,525,701
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,488,565
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 879,785
EUR 1,150,000 (e) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 751,775
EUR 950,000 (e) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 515,961
TOTAL ITALY 7,161,787
JAPAN - 9 .4%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 86,151
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 138,777
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 197,448
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 91,783
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,758,126
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,071,216
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,085,507
JPY 425,000,000 Japan Government Ten Year Bond 0 .100 06/20/30 2,708,121
JPY 513,000,000 Japan Government Ten Year Bond 0 .100 09/20/30 3,256,869
JPY 743,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 4,703,401
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,304,586
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 354,882
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,374,629

37
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAPAN—continued
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300% 06/20/52 $ 827,448
JPY 289,500,000 Japan Government Thirty Year Bond 1 .200 06/20/53 1,626,651
JPY 273,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 1,889,247
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,693,883
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,496,873
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,956,868
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,025,795
JPY 213,500,000 Japan Government Two Year Bond 0 .005 07/01/25 1,406,566
TOTAL JAPAN 35,054,827
JORDAN - 0 .3%
$ 1,000,000 (e) Jordan Government International Bond 7 .750 01/15/28 951,450
TOTAL JORDAN 951,450
KENYA - 0 .4%
1,200,000 (e) Kenya Government International Bond 7 .000 05/22/27 1,036,704
575,000 (e) Kenya Government International Bond 6 .300 01/23/34 390,586
TOTAL KENYA 1,427,290
KOREA, REPUBLIC OF - 3 .1%
KRW 2,700,000,000 Korea Treasury Bond 2 .875 06/10/24 1,987,998
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,369,412
KRW 1,200,000,000 Korea Treasury Bond 1 .375 12/10/29 750,797
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 4,686,699
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 761,830
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,141,050
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 420,398
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 398,789
TOTAL KOREA, REPUBLIC OF 11,516,973
LEBANON - 0 .0%
1,400,000 (c),(i) Lebanon Government International Bond 6 .850 03/23/27 85,537
TOTAL LEBANON 85,537
LITHUANIA - 0 .5%
EUR 1,800,000 (c) Lithuania Government International Bond 3 .875 06/14/33 1,854,098
TOTAL LITHUANIA 1,854,098
MALAYSIA - 0 .2%
MYR 4,355,000 Malaysia Government Bond 4 .457 03/31/53 900,557
TOTAL MALAYSIA 900,557
MEXICO - 0 .9%
MXN 30,800,000 Mexican Bonos 5 .750 03/05/26 1,535,148
MXN 34,100,000 Mexican Bonos 8 .500 11/18/38 1,650,566
TOTAL MEXICO 3,185,714
MONGOLIA - 0 .1%
550,000 (e) Mongolia Government International Bond 4 .450 07/07/31 414,623
TOTAL MONGOLIA 414,623
MOROCCO - 0 .4%
700,000 (e) Morocco Government International Bond 5 .950 03/08/28 685,125
EUR 1,100,000 (e) Morocco Government International Bond 1 .500 11/27/31 851,142
TOTAL MOROCCO 1,536,267
NETHERLANDS - 0 .3%
EUR 550,000 (e) Netherlands Government International Bond 2 .750 01/15/47 524,257
EUR 1,345,000 (e) Netherlands Government International Bond 0 .000 01/15/52 578,907
TOTAL NETHERLANDS 1,103,164

International Bond Fund October 31, 2023
38
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NEW ZEALAND - 0 .8%
NZD 3,720,000 New Zealand Government International Bond 0 .500% 05/15/24 $ 2,108,755
NZD 1,800,000 New Zealand Government International Bond 2 .750 04/15/25 1,007,718
TOTAL NEW ZEALAND 3,116,473
NIGERIA - 0 .2%
$ 925,000 (e) Nigeria Government International Bond 8 .375 03/24/29 809,838
TOTAL NIGERIA 809,838
NORWAY - 0 .8%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 781,890
NOK 24,975,000 (e) Norway Government International Bond 2 .000 04/26/28 2,049,907
TOTAL NORWAY 2,831,797
PARAGUAY - 0 .2%
925,000 (e) Paraguay Government International Bond 5 .400 03/30/50 691,289
TOTAL PARAGUAY 691,289
PERU - 0 .4%
PEN 6,201,000 (e) Peruvian Government International Bond 5 .400 08/12/34 1,346,466
TOTAL PERU 1,346,466
POLAND - 0 .1%
315,000 (e) Bank Gospodarstwa Krajowego 6 .250 10/31/28 318,100
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 246,764
TOTAL POLAND 564,864
REPUBLIC OF SERBIA - 1 .1%
EUR 1,700,000 (e) Serbia Government International Bond 1 .500 06/26/29 1,389,550
375,000 (e) Serbia Government International Bond 6 .500 09/26/33 353,466
EUR 725,000 (e) Serbia Government International Bond 2 .050 09/23/36 460,120
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 1,098,007
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 795,970
TOTAL REPUBLIC OF SERBIA 4,097,113
ROMANIA - 0 .9%
660,000 (e) Romanian Government International Bond 3 .000 02/27/27 596,385
RON 7,590,000 Romanian Government International Bond 8 .000 04/29/30 1,708,127
EUR 800,000 (e) Romanian Government International Bond 2 .000 01/28/32 608,111
EUR 850,000 (e) Romanian Government International Bond 2 .000 04/14/33 616,711
TOTAL ROMANIA 3,529,334
RWANDA - 0 .4%
1,950,000 (e) Rwanda International Government Bond 5 .500 08/09/31 1,474,738
TOTAL RWANDA 1,474,738
SENEGAL - 0 .4%
EUR 1,000,000 (e) Senegal Government International Bond 4 .750 03/13/28 912,018
EUR 825,000 (e) Senegal Government International Bond 5 .375 06/08/37 557,210
TOTAL SENEGAL 1,469,228
SOUTH AFRICA - 0 .7%
ZAR 16,500,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 700,016
475,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 400,696
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 890,948
ZAR 7,800,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 293,628

39
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOUTH AFRICA—continued
$ 500,000 Republic of South Africa Government International
Bond
7 .300% 04/20/52 $ 388,835
TOTAL SOUTH AFRICA 2,674,123
SPAIN - 1 .8%
EUR 1,095,000 (e) Spain Government International Bond 1 .400 07/30/28 1,059,898
EUR 1,875,000 (e) Spain Government International Bond 0 .600 10/31/29 1,679,177
EUR 1,250,000 (e) Spain Government International Bond 0 .100 04/30/31 1,021,144
EUR 4,275,000 (e) Spain Government International Bond 1 .200 10/31/40 2,836,023
TOTAL SPAIN 6,596,242
SUPRANATIONAL - 2 .9%
GBP 695,000 African Development Bank 0 .500 06/22/26 751,086
AUD 720,000 Asian Development Bank 3 .900 02/17/26 446,877
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 610,008
CNY 7,000,000 Asian Infrastructure Investment Bank 2 .500 03/24/25 948,498
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 455,386
1,250,000 (e) Banque Ouest Africaine de Developpement 4 .700 10/22/31 982,262
EUR 650,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 483,155
112,692 (h) European Bank for Reconstruction & Development 10 .000 02/28/23 112,692
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,364,298
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 385,347
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,110,545
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,944,885
GBP 700,000 International Finance Corp 0 .250 12/15/25 770,234
GBP 400,000 (c) International Finance Facility for Immunisation Co 2 .750 06/07/25 465,910
TOTAL SUPRANATIONAL 10,831,183
THAILAND - 0 .6%
THB 27,700,000 Thailand Government International Bond 2 .875 12/17/28 770,359
THB 12,000,000 Thailand Government International Bond 1 .585 12/17/35 273,899
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 735,756
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 625,051
TOTAL THAILAND 2,405,065
UKRAINE - 0 .1%
EUR 1,000,000 (e) Ukraine Government International Bond 6 .750 06/20/28 257,584
TOTAL UKRAINE 257,584
UNITED KINGDOM - 4 .1%
GBP 780,000 United Kingdom Gilt 0 .250 01/31/25 896,826
GBP 1,230,000 United Kingdom Gilt 0 .125 01/31/28 1,252,387
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 964,627
GBP 1,335,000 United Kingdom Gilt 0 .500 01/31/29 1,327,916
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 397,993
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 726,309
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 952,209
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,275,582
GBP 1,300,000 United Kingdom Gilt 3 .750 01/29/38 1,403,873
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 996,231
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 499,181
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,218,052
GBP 2,150,000 United Kingdom Gilt 1 .500 07/31/53 1,228,813
TOTAL UNITED KINGDOM 15,139,999
URUGUAY - 0 .2%
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 922,922
TOTAL URUGUAY 922,922
UZBEKISTAN - 0 .3%
UZS 7,600,000,000 (e) Republic of Uzbekistan International Bond 14 .000 07/19/24 615,957

International Bond Fund October 31, 2023
40
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UZBEKISTAN—continued
$ 555,000 (e),(j) Republic of Uzbekistan International Bond 7 .850% 10/12/28 $ 551,163
TOTAL UZBEKISTAN 1,167,120
TOTAL GOVERNMENT BONDS 247,840,848
(Cost $313,006,443)
STRUCTURED ASSETS - 5 .7%
IRELAND - 2 .5%
897,665 (a) Agora Securities UK 2021 DAC SONIA Interest Rate Benchmark
+ 1.900%
7 .070 07/22/31 1,018,041
Series - 2021 1X (Class C)
837,843 (a),(e) Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
7 .120 07/22/31 876,141
Series - 2021 1A (Class D)
1,215,867 (a),(e) Bruegel 2021 DAC EURIBOR 3 M + 2.470% 6 .286 05/22/31 1,149,234
Series - 2021 1A (Class D)
1,886,093 (a),(e) Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
8 .119 11/20/33 2,024,244
Series - 2021 1A (Class GBD)
883,671 (a),(e) Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 865,869
Series - 2021 1A (Class E)
1,079,778 (a),(e) Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 6 .137 08/17/31 1,086,049
Series - 2021 1A (Class D)
347,448 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
6 .519 05/17/31 407,793
Series - 2021 UK1A (Class B)
1,035,395 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
6 .869 05/17/31 1,208,835
Series - 2021 UK1A (Class C)
297,813 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
7 .819 05/17/31 345,275
Series - 2021 UK1A (Class D)
563,034 (a),(e) Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.500%
6 .719 08/17/31 662,231
Series - 2021 UK4A (Class B)
TOTAL IRELAND 9,643,712
ITALY - 0 .3%
893,385 (a),(e) Cassia SRL EURIBOR 3 M + 3.500% 7 .316 05/22/34 881,024
Series - 2022 1A (Class B)
TOTAL ITALY 881,024
UNITED STATES - 2 .9%
2,000,000 (a),(e) Alen Mortgage Trust SOFR 1 M + 2.364% 7 .699 04/15/34 1,490,270
Series - 2021 ACEN (Class C)
489,809 Carvana Auto Receivables Trust 1 .270 03/10/28 468,842
Series - 2021 N2 (Class D)
1,500,000 (a) COMM Mortgage Trust 4 .347 08/10/48 1,311,468
Series - 2015 CR24 (Class C)
2,090,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .421 03/25/42 2,132,066
Series - 2022 R04 (Class 1M2)
1,100,000 (a),(e) Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .821 03/25/42 1,145,162
Series - 2022 R03 (Class 1M2)
437,703 (e) Diamond Resorts Owner Trust 2 .700 11/21/33 398,345
Series - 2021 1A (Class C)
1,500,000 (a),(e) ELP Commercial Mortgage Trust SOFR 1 M + 2.781% 8 .116 11/15/38 1,429,039
Series - 2021 ELP (Class F)
199,639 (e) MVW LLC 1 .940 01/22/41 180,101
Series - 2021 1WA (Class C)
500,000 (e) Oportun Issuance Trust 1 .960 05/08/31 452,581
Series - 2021 B (Class B)
500,000 (e) Oportun Issuance Trust 3 .650 05/08/31 457,112
Series - 2021 B (Class C)

41
See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
$ 1,250,000 (e) Purchasing Power Funding LLC 4 .370% 10/15/25 $ 1,207,561
Series - 2021 A (Class D)
TOTAL UNITED STATES 10,672,547
TOTAL STRUCTURED ASSETS 21,197,283
(Cost $23,665,276)
TOTAL LONG-TERM INVESTMENTS 349,559,469
(Cost $430,673,624)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 4.9%
COMMERCIAL PAPER - 2 .6%
10,000,000 (e) HSBC USA, Inc 0 .000 02/02/24 9,853,590
TOTAL COMMERCIAL PAPER 9,853,590
GOVERNMENT AGENCY DEBT - 0 .2%
KZT 392,600,000 Kazakhstan Treasury Bill 0 .000 03/13/24 791,874
TOTAL GOVERNMENT AGENCY DEBT 791,874
REPURCHASE AGREEMENT - 2 .1%
7,742,000 (k) Fixed Income Clearing Corp (FICC) 5 .300 11/01/23 7,742,000
TOTAL REPURCHASE AGREEMENT 7,742,000
TOTAL SHORT-TERM INVESTMENTS 18,387,464
(Cost $18,446,115)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,114,105 (l) State Street Navigator Securities Lending Government
Money Market Portfolio
5 .360 1,114,105
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,114,105
(Cost $1,114,105)
TOTAL INVESTMENTS - 98.9% 369,061,038
(Cost $450,233,844)
OTHER ASSETS & LIABILITIES, NET - 1.1% 4,051,819
NET ASSETS - 100.0% $ 373,112,857

International Bond Fund October 31, 2023
42
See Notes to Financial Statements
Consolidated Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
AVG Average
BRL Brazilian Real
CAD Canadian Dollar
CME Chicago Mercantile Exchange
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
D Day
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Perpetual security
(c)
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(d)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,072,326.
(e) Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
(f)
Payment in Kind Bond
(g)
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(h)
For fair value measurement disclosure purposes, investment classified as Level 3.
(i)
In default
(j)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(k) Agreement with Fixed Income Clearing Corp (FICC), 5.300% dated 10/31/23 to be repurchased at $7,742,000 on 11/1/23, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 1/31/26, valued at $7,896,897.
(l)
Investments made with cash collateral received from securities on loan.

43
See Notes to Financial Statements
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,198,460 NZD 5,297,038 Australia and New Zealand Banking Group 01/16/24   $ 111,578
GBP 310,603 $ 377,490 Australia and New Zealand Banking Group(a) 01/16/24 (352)
Total   $ 111,226
$ 43,632,650 CNY 318,029,661 Bank of America 11/15/23   $ (568,564)
$ 1,465,052 CZK 33,985,684 Bank of America 11/15/23 2,239
$ 4,843,932 EUR 4,549,197 Bank of America(a) 01/16/24 18,071
$ 1,017,319 GBP 828,365 Bank of America(a) 01/16/24 11,510
$ 1,263,994 HUF 465,118,431 Bank of America 11/15/23 (19,395)
Total   $ (556,139)
$ 1,158,833 MXN 20,790,592 Barclays Bank Plc Wholesale 11/15/23   $ 8,548
$ 2,406,286 IDR 37,884,333,879 Citibank N.A. 11/17/23   $ 28,861
$ 872,501 RON 4,087,736 Citibank N.A. 11/15/23 1,902
$ 1,181,307 THB 42,971,355 Citibank N.A. 11/17/23 (16,032)
Total   $ 14,731
$ 13,586,823 CAD 18,449,891 Morgan Stanley 01/16/24   $ 263,756
$ 2,434,439 EUR 2,306,734 Morgan Stanley 01/16/24 (15,417)
$ 30,034,981 GBP 24,455,943 Morgan Stanley 01/16/24 290,864
$ 486,871 GBP 400,000 Morgan Stanley 01/16/24 378
$ 462,967 ZAR 8,733,747 Morgan Stanley 11/15/23 (5,019)
Total   $ 534,562
$ 10,390,315 AUD 16,111,831 Standard Chartered Bank 01/16/24   $ 143,449
$ 11,725,308 KRW 15,679,081,727 Standard Chartered Bank 11/17/23 124,754
$ 344,489 PEN 1,318,772 Standard Chartered Bank 11/17/23 1,456
Total   $ 269,659
$ 542,924 COP 2,309,914,790 Toronto Dominion Bank 11/17/23   $ (16,018)
$ 125,394,052 EUR 117,722,611 Toronto Dominion Bank 01/16/24 367,287
$ 781,216 GBP 643,379 Toronto Dominion Bank 01/16/24 (1,284)
$ 35,656,339 JPY 5,218,309,917 Toronto Dominion Bank 01/16/24 775,021
$ 2,911,835 NOK 31,367,640 Toronto Dominion Bank 01/16/24 97,619
Total   $ 1,222,625
Total   $ 1,605,212
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
(a) All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.

44
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2023
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
ASSETS
Long-term investments, at value
*†
$ 430,012,536 $ 349,559,469
Short-term investments, at value
#
11,942,521 18,387,464
Investments purchased with collateral from securities lending, at value (cost approximates value) 5,509,039 1,114,105
Cash 1,189 373,064
Cash denominated in foreign currencies
^
244,211 1,059,742
Receivables:
Dividends 136 151
Interest 7,146,678 3,669,596
Investments sold 1,205,832 3,810,313
Reclaims – 60,380
Reimbursement from Adviser 177,630 183,189
Shares sold 11,747 26,031
Unrealized appreciation on forward foreign currency contracts 12,764 2,247,293
Other 18,380 33,087
Total assets 456,282,663 380,523,884
LIABILITIES
Due to affiliates 4,481 3,754
Payables:
Collateral from securities lending 5,509,039 1,114,105
Investments purchased - regular settlement – 3,541,016
Shares redeemed 1,579,504 1,894,802
Service agreement fees 5,474 1,097
Unrealized depreciation on forward foreign currency contracts – 642,081
Accrued expenses:
Custodian fees 10,850 29,045
Management fees 212,354 160,958
Professional fees 1,587 2,072
Shareholder reporting expenses 9,808 6,753
Shareholder servicing agent fees 1,515 348
Trustees fees 11,439 7,265
12b-1 distribution and service fees 2,572 320
Other 4,482 7,411
Total liabilities 7,353,105 7,411,027
Net assets $ 448,929,558 $ 373,112,857
NET ASSETS CONSIST OF:
Paid-in capital $ 592,958,674 $ 475,056,292
Total distributable earnings (loss) (144,029,116) (101,943,435)
Net assets $ 448,929,558 $ 373,112,857
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 6,353,171 $ 1,072,326
†
Long-term investments, cost $ 539,380,438 $ 430,673,624
#
Short-term investments, cost $ 11,983,294 $ 18,446,115
^
Cash denominated in foreign currencies, cost $ 250,301 $ 1,275,845

45
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2023
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
INSTITUTIONAL CLASS:
Net assets $ 78,811,071 $ 720,512
Shares outstanding 10,265,870 91,016
Net asset value per share $ 7 .68 $ 7 .92
ADVISOR CLASS:
Net assets $ 10,133,039 $ 1,133,204
Shares outstanding 1,316,328 143,102
Net asset value per share $ 7 .70 $ 7 .92
PREMIER CLASS:
Net assets $ 195,498 $ 81,906
Shares outstanding 25,473 10,285
Net asset value per share $ 7 .67 $ 7 .96
RETIREMENT CLASS:
Net assets $ 16,606,972 $ 4,489,069
Shares outstanding 2,165,298 568,472
Net asset value per share $ 7 .67 $ 7 .90
RETAIL CLASS:
Net assets $ 11,663,106 $ 1,450,021
Shares outstanding 1,519,673 183,598
Net asset value per share $ 7 .67 $ 7 .90
CLASS W:
Net assets $ 331,519,872 $ 365,238,145
Shares outstanding 43,186,386 45,902,924
Net asset value per share $ 7 .68 $ 7 .96
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001

46
Statement of Operations
See Notes to Financial Statements
Year Ended October 31, 2023
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
INVESTMENT INCOME
Dividends $ – $ 1,091
Interest 30,661,642 13,151,530
Securities lending income, net 71,626 1,634
Tax withheld (7,375) (31,146)
Total investment income 30,725,893 13,123,109
EXPENSES
Management fees 2,567,700 1,932,684
12b-1 distribution and service fees — Premier Class 301 124
12b-1 distribution and service fees — Retail Class 34,774 3,705
Shareholder servicing agent fees — Institutional Class 1,459 59
Shareholder servicing agent fees — Advisor Class 8,291 610
Shareholder servicing agent fees — Premier Class 44 28
Shareholder servicing agent fees — Retirement Class 41,046 11,593
Shareholder servicing agent fees — Retail Class 6,700 1,441
Shareholder servicing agent fees — Class W 623 439
Administrative service fees 55,685 55,119
Trustees fees 8,403 6,887
Custodian expenses 43,954 118,377
Overdraft expense 2,722 9,046
Professional fees 68,096 126,064
Registration fees 79,722 76,127
Shareholder reporting expenses 33,729 27,355
Other 27,491 36,610
Total expenses 2,980,740 2,406,268
Expenses reimbursed by the investment adviser (2,245,756) (2,328,961)
Fee waiver by investment adviser and Nuveen Securities – (72)
Net expenses 734,984 77,235
Net investment income (loss) 29,990,909 13,045,874
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (25,239,461) (8,035,599)
Forward foreign currency contracts 77,870 (3,958,793)
Foreign currency transactions (650,609) (2,775,834)
Net realized gain (loss) (25,812,200) (14,770,226)
Change in unrealized appreciation (depreciation) on:
Investments 50,159,062 21,418,799
Forward foreign currency contracts 12,764 (2,435,480)
Foreign currency translations 23,456 94,133
Net change in unrealized appreciation (depreciation) 50,195,282 19,077,452
Net realized and unrealized gain (loss) 24,383,082 4,307,226
Net increase (decrease) in net assets from operations $ 54,373,991 $ 17,353,100
§
Consolidated Statement of Operations (see Notes to Financial Statements)

47
Statement of Changes in Net Assets
See Notes to Financial Statements
6.1
Emerging Markets Debt Fund
6.2
International Bond Fund
§
Year Ended
10/31/23
Year Ended
10/31/22
Year Ended
10/31/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 29,990,909 $ 36,019,918 $ 13,045,874 $ 11,894,949
Net realized gain (loss) (25,812,200) (14,121,417) (14,770,226) 28,812,200
Net change in unrealized appreciation (depreciation) 50,195,282 (155,261,141) 19,077,452 (101,332,302)
Net increase (decrease) in net assets from operations 54,373,991 (133,362,640) 17,353,100 (60,625,153)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (3,628,366) (2,562,552) (28,907) (58,285)
Advisor Class (638,158) (980,991) (5,538) (24,223)
Premier Class (11,755) (12,046) (3,718) (7,463)
Retirement Class (928,715) (899,765) (204,917) (397,067)
Retail Class (802,809) (760,240) (65,023) (126,081)
Class W (24,521,455) (28,691,134) (17,160,957) (41,868,656)
Total distributions (30,531,258) (33,906,728) (17,469,060) (42,481,775)
FUND SHARE TRANSACTIONS
Subscriptions 174,403,765 250,965,212 106,355,135 101,338,544
Reinvestments of distributions 5,900,798 5,111,936 298,458 4,655,114
Redemptions (262,061,355) (184,536,424) (109,472,682) (151,809,511)
Net increase (decrease) from Fund share transactions (81,756,792) 71,540,724 (2,819,089) (45,815,853)
Net increase (decrease) in net assets (57,914,059) (95,728,644) (2,935,049) (148,922,781)
Net assets at the beginning of period 506,843,617 602,572,261 376,047,906 524,970,687
Net assets at the end of period $ 448,929,558 $ 506,843,617 $ 373,112,857 $ 376,047,906
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
48
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
EMERGING MARKETS DEBT FUND
Institutional Class:
10/31/23 $ 7 .34 $ 0 .47 $ 0 .35 $ 0 .82 $ ( 0 .48 ) $ — $ ( 0 .48 ) $ 7 .68
10/31/22 9 .97 0 .52 ( 2 .66 ) ( 2 .14 ) ( 0 .49 ) — ( 0 .49 ) 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
10/31/20 10 .10 0 .50 ( 0 .48 ) 0 .02 ( 0 .47 ) — ( 0 .47 ) 9 .65
10/31/19 9 .18 0 .58 0 .85 1 .43 ( 0 .51 ) — ( 0 .51 ) 10 .10
Advisor Class:
10/31/23 7 .36 0 .47 0 .34 0 .81 ( 0 .47 ) — ( 0 .47 ) 7 .70
10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
10/31/20 10 .13 0 .51 ( 0 .51 ) 0 .00
d
( 0 .46 ) — ( 0 .46 ) 9 .67
10/31/19 9 .20 0 .57 0 .87 1 .44 ( 0 .51 ) — ( 0 .51 ) 10 .13
Premier Class:
10/31/23 7 .34 0 .46 0 .33 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
10/31/20 10 .09 0 .51 ( 0 .50 ) 0 .01 ( 0 .45 ) — ( 0 .45 ) 9 .65
10/31/19 9 .17 0 .57 0 .85 1 .42 ( 0 .50 ) — ( 0 .50 ) 10 .09
Retirement Class:
10/31/23 7 .34 0 .45 0 .34 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
10/31/20 10 .09 0 .49 ( 0 .50 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .84 1 .40 ( 0 .49 ) — ( 0 .49 ) 10 .09
Retail Class:
10/31/23 7 .34 0 .45 0 .33 0 .78 ( 0 .45 ) — ( 0 .45 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
10/31/20 10 .09 0 .48 ( 0 .49 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .83 1 .39 ( 0 .48 ) — ( 0 .48 ) 10 .09
Class W:
10/31/23 7 .34 0 .52 0 .35 0 .87 ( 0 .53 ) — ( 0 .53 ) 7 .68
10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
10/31/20 10 .11 0 .57 ( 0 .50 ) 0 .07 ( 0 .53 ) — ( 0 .53 ) 9 .65
10/31/19 9 .19 0 .65 0 .84 1 .49 ( 0 .57 ) — ( 0 .57 ) 10 .11
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
11 .11% $ 78,811 0 .62% 0 .62% 5 .96% 27%
( 22 .07 ) 35,533 0 .62 0 .62 5 .93 37
7 .90 77,422 0 .61 0 .61 4 .67 57
0 .44 47,256 0 .62 0 .62 5 .22 77
16 .00 40,886 0 .63 0 .63 6 .01 78
10 .99 10,133 0 .69 0 .69 5 .91 27
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
0 .26 20,506 0 .69 0 .69 5 .29 77
16 .00 18,116 0 .71 0 .71 5 .82 78
10 .78 195 0 .79 0 .79 5 .81 27
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
0 .29 244 0 .78 0 .78 5 .19 77
15 .84 882 0 .79 0 .79 5 .91 78
10 .71 16,607 0 .87 0 .86 5 .74 27
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
0 .18 17,840 0 .87 0 .87 5 .07 77
15 .61 19,204 0 .88 0 .88 5 .79 78
10 .65 11,663 0 .92 0 .92 5 .73 27
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
0 .12 19,832 0 .93 0 .93 5 .01 77
15 .55 22,567 0 .92 0 .92 5 .77 78
11 .82 331,520 0 .62 0.00 6 .58 27
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57
0 .98 474,236 0 .62 0.00 5 .89 77
16 .72 433,771 0 .63 0.00 6 .68 78

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
–
INTERNATIONAL BOND FUND
§
Institutional Class:
10/31/23 $ 7 .96 $ 0 .22 $ 0 .10 $ 0 .32 $ ( 0 .36 ) $ — $ ( 0 .36 ) $ 7 .92
10/31/22 9 .94 0 .18 ( 1 .41 ) ( 1 .23 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 7 .96
10/31/21 10 .24 0 .15 ( 0 .17 ) ( 0 .02 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .94
10/31/20 10 .27 0 .14 0 .10 0 .24 ( 0 .27 ) — ( 0 .27 ) 10 .24
10/31/19 9 .71 0 .19 0 .91 1 .10 ( 0 .54 ) — ( 0 .54 ) 10 .27
Advisor Class:
10/31/23 7 .97 0 .22 0 .09 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .92
10/31/22 9 .92 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 7 .97
10/31/21 10 .23 0 .14 ( 0 .17 ) ( 0 .03 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .92
10/31/20 10 .27 0 .14 0 .09 0 .23 ( 0 .27 ) — ( 0 .27 ) 10 .23
10/31/19 9 .71 0 .18 0 .91 1 .09 ( 0 .53 ) — ( 0 .53 ) 10 .27
Premier Class:
10/31/23 8 .01 0 .21 0 .10 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .96
10/31/22 9 .99 0 .17 ( 1 .42 ) ( 1 .25 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 8 .01
10/31/21 10 .29 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 9 .99
10/31/20 10 .34 0 .13 0 .08 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .29
10/31/19 9 .77 0 .17 0 .92 1 .09 ( 0 .52 ) — ( 0 .52 ) 10 .34
Retirement Class:
10/31/23 7 .95 0 .20 0 .11 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .16 ( 1 .41 ) ( 1 .25 ) ( 0 .63 ) ( 0 .08 ) ( 0 .71 ) 7 .95
10/31/21 10 .22 0 .12 ( 0 .17 ) ( 0 .05 ) ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 9 .91
10/31/20 10 .27 0 .12 0 .09 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .16 0 .91 1 .07 ( 0 .51 ) — ( 0 .51 ) 10 .27
Retail Class:
10/31/23 7 .96 0 .20 0 .10 0 .30 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .15 ( 1 .41 ) ( 1 .26 ) ( 0 .61 ) ( 0 .08 ) ( 0 .69 ) 7 .96
10/31/21 10 .22 0 .11 ( 0 .17 ) ( 0 .06 ) ( 0 .15 ) ( 0 .10 ) ( 0 .25 ) 9 .91
10/31/20 10 .28 0 .11 0 .09 0 .20 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .15 0 .92 1 .07 ( 0 .50 ) — ( 0 .50 ) 10 .28
Class W:
10/31/23 7 .96 0 .27 0 .11 0 .38 ( 0 .38 ) — ( 0 .38 ) 7 .96
10/31/22 9 .99 0 .24 ( 1 .42 ) ( 1 .18 ) ( 0 .77 ) ( 0 .08 ) ( 0 .85 ) 7 .96
10/31/21 10 .29 0 .21 ( 0 .17 ) 0 .04 ( 0 .24 ) ( 0 .10 ) ( 0 .34 ) 9 .99
10/31/20 10 .28 0 .21 0 .08 0 .29 ( 0 .28 ) — ( 0 .28 ) 10 .29
10/31/19 9 .71 0 .25 0 .92 1 .17 ( 0 .60 ) — ( 0 .60 ) 10 .28
§
Consolidated Financial Highlights (see Notes to Financial Statements)
a
Based on average shares outstanding.
b
Percentage is not annualized.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .12% $ 721 0 .63% 0 .59% 2 .81% 29%
( 12 .72 ) 630 0 .61 0 .59 2 .03 39
( 0 .26 ) 732 0 .60 0 .60 1 .46 37
2 .39 883 0 .62 0 .60 1 .43 50
11 .63 717 0 .67 0 .62 1 .87 51
3 .96 1,133 0 .70 0 .67 2 .74 29
( 12 .61 ) 106 0 .69 0 .67 2 .10 39
( 0 .39 ) 117 0 .68 0 .68 1 .38 37
2 .30 132 0 .64 0 .62 1 .42 50
11 .60 106 0 .70 0 .65 1 .85 51
3 .91 82 0 .80 0 .75 2 .65 29
( 12 .89 ) 82 0 .78 0 .75 1 .86 39
( 0 .42 ) 103 0 .80 0 .75 1 .31 37
2 .14 106 0 .80 0 .77 1 .28 50
11 .48 106 0 .83 0 .79 1 .71 51
3 .92 4,489 0 .87 0 .84 2 .55 29
( 12 .97 ) 4,435 0 .86 0 .84 1 .77 39
( 0 .58 ) 5,682 0 .84 0 .84 1 .21 37
2 .13 8,041 0 .87 0 .85 1 .18 50
11 .36 5,903 0 .91 0 .87 1 .62 51
3 .75 1,450 0 .97 0 .94 2 .46 29
( 13 .01 ) 1,448 1 .10 0 .94 1 .68 39
( 0 .68 ) 1,731 1 .49 0 .94 1 .12 37
1 .98 1,840 1 .09 0 .96 1 .08 50
11 .36 1,297 1 .17 0 .99 1 .50 51
4 .80 365,238 0 .62 0.00 3 .39 29
( 12 .23 ) 369,347 0 .61 0.00 2 .60 39
0 .29 516,606 0 .59 0.00 2 .07 37
2 .95 427,813 0 .62 0.00 2 .05 50
12 .44 404,046 0 .66 0.00 2 .49 51

52
Notes to Financial Statements
1. Organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of
Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

53
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Basis for Consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund
Offshore Limited (the “Regulation S Subsidiary”) and the TIAA-CREF International Bond Fund Taxable Offshore Limited (the “TEFRA
Bond Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of the International Bond Fund organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to
Regulation S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1,
2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund (except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond
Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
New Accounting Pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the
Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU
2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $33,762,602 $5,478,353
Net assets 33,777,368 5,863,035
Net investment income (loss) 795,305 105,861
Net realized gain (loss) (1,043,737) 92,432
Net change in unrealized appreciation (depreciation) 3,269,536 (60,212)
% of Fund's consolidated net assets 9% 2%

Notes to Financial Statements
(continued)
54
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

55
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,827,230 $— $1,827,230
Corporate bonds — 205,951,258 595,961 206,547,219
Government bonds — 215,264,131 — 215,264,131
Structured assets — — 2,461,590 2,461,590
Common stocks — 3,912,366 — 3,912,366
Short-Term Investments
:
Repurchase agreement — 8,667,000 — 8,667,000
Treasury debt — 3,275,521 — 3,275,521
Investments purchased with collateral from securities lending 5,509,039 — — 5,509,039
Investments in Derivatives
:
Forward foreign currency contracts* — 12,764 — 12,764
Total $5,509,039 $438,910,270 $3,057,551 $447,476,860
1 1 1 1 1
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,147,839 $— $1,147,839
Corporate bonds — 78,657,322 716,177 79,373,499
Government bonds — 247,728,156 112,692 247,840,848
Structured assets — 21,197,283 — 21,197,283
Short-Term Investments
:
Commercial paper — 9,853,590 — 9,853,590
Government agency debt — 791,874 — 791,874
Repurchase agreement — 7,742,000 — 7,742,000
Investments purchased with collateral from securities lending 1,114,105 — — 1,114,105
Investments in Derivatives
:
Forward foreign currency contracts* — 1,605,212 — 1,605,212
Total $1,114,105 $368,723,276 $828,869 $370,666,250
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)
56
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
At the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
Emerging Markets Debt $6,353,171 $5,509,039 $1,121,986 $6,631,025
International Bond 1,072,326 1,114,105 – 1,114,105
*May include cash and investment of cash collateral.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 121,458,064 $ – $ 203,668,907 $ –
6.2
International Bond 106,612,765 3,291,689 99,308,766 2,957,687
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 2,671,397
6.2
International Bond 326,204,329
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 12,764 - $ –
1 1 1 1 1 1 1 1
International Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
2,247,293 Unrealized depreciation
on forward contracts
(642,081)
1 1 1 1 1 1 1 1

57
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt Fund
Forward contracts Foreign currency exchange rate $ 77,870 $ 12,764
6.2
International Bond Fund
Forward contracts Foreign currency exchange rate (3,958,793) (2,435,480)
Year Ended
10/31/23
Year Ended
10/31/22
6.1
Emerging Markets Debt Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,493,746 $ 59,917,681 2,769,736 $ 24,070,494
Advisor Class 379,912 3,048,845 1,650,967 13,453,882
Premier Class 12 99 69 654
Retirement Class 611,900 4,837,704 269,859 2,442,759
Retail Class 6,411,310 51,047,259 3,356,330 28,247,943
Class W 6,999,927 55,552,177 21,570,782 182,749,480
Total subscriptions 21,896,807 174,403,765 29,617,743 250,965,212
Reinvestments of distributions:
Institutional Class 451,577 3,546,330 289,085 2,488,331
Advisor Class 80,319 632,013 114,535 974,329
Premier Class 27 210 23 193
Retirement Class 118,377 928,258 105,150 899,292
Retail Class 101,212 793,979 85,814 749,791
Class W 1 8 – –
Total reinvestments of distributions 751,513 5,900,798 594,607 5,111,936
Redemptions:
Institutional Class (2,517,975) (19,872,665) (5,982,255) (54,216,258)
Advisor Class (1,573,468) (12,528,733) (1,262,730) (10,450,767)
Premier Class – – – –
Retirement Class (441,790) (3,472,799) (425,603) (3,715,544)
Retail Class (6,180,507) (49,053,955) (3,829,112) (32,186,716)
Class W (22,462,781) (177,133,203) (10,092,773) (83,967,139)
Total redemptions (33,176,521) (262,061,355) (21,592,473) (184,536,424)
Net increase (decrease) from shareholder transactions (10,528,201) $ (81,756,792) 8,619,877 $ 71,540,724
Year Ended
10/31/23
Year Ended
10/31/22
6.2
International Bond Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 12,280 $ 91,077 10,579 $ 108,013
Advisor Class 130,698 1,031,026 248,625 2,222,292
Premier Class – – – –
Retirement Class 112,099 889,836 70,321 663,466
Retail Class 19,165 151,747 15,027 136,282
Class W 13,060,334 104,191,449 10,945,962 98,208,491
Total subscriptions 13,334,576 106,355,135 11,290,514 101,338,544
Reinvestments of distributions:
Institutional Class 3,631 28,542 6,699 57,534
Advisor Class 152 1,199 1,937 15,563
Premier Class – – – –
Retirement Class 26,020 204,513 46,285 396,274
Retail Class 8,158 64,204 14,628 124,685
Class W – – 414,817 4,061,058
Total reinvestments of distributions 37,961 298,458 484,366 4,655,114
Redemptions:
Institutional Class (4,070) (32,418) (11,751) (102,231)
Advisor Class (1,031) (8,154) (249,055) (2,169,777)
Premier Class – – – –
Retirement Class (127,433) (1,010,938) (132,140) (1,188,367)
Retail Class (25,718) (204,416) (22,354) (186,770)
Class W (13,551,580) (108,216,756) (16,672,825) (148,162,366)
Total redemptions (13,709,832) (109,472,682) (17,088,125) (151,809,511)
Net increase (decrease) from shareholder transactions (337,295) $ (2,819,089) (5,313,245) $ (45,815,853)

Notes to Financial Statements
(continued)
58
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions and tax treatment of earnings and profits from the TEFRA Bond Subsidiary. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiaries for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiaries. The Fund bears all operating expenses of the Regulation S Subsidiary. The TEFRA Bond
Subsidiary bears all of its operating expenses, which the Fund indirectly bears through its investments in the TEFRA Bond Subsidiary.
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $556,885,535 $428,494 $(109,837,169) $(109,408,675)
6.2
International Bond 452,346,739 3,590,370 (84,930,961) (81,340,591)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $4,137,228 $– $(109,431,088) $(38,723,637) $– $(11,619) $(144,029,116)
6.2
International Bond 1,670,862 – (81,790,637) (21,816,277) – (7,383) (101,943,435)
10/31/23 10/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
6.1
Emerging Markets Debt $ 30,531,258 $ – $ 33,906,728 $ –
6.2
International Bond 17,469,060 – 39,488,304 2,993,471
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $ 8,539,538 $ 30,184,099 $ 38,723,637
6.2
International Bond 11,063,670 10,752,607 21,816,277

59
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2023, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Investment
Management Fee
Range
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0 .450% — 0 .550% 0 .550% 0 .650% 0 .800% 0 .800% 0 .900% 1 .000% 0 .650%
6.2
International Bond* 0 .400% — 0 .500% 0 .500 0 .600 0 .750 0 .750 0 .850 0 .950 0 .600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 29, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.2
International Bond* 0 .400% — 0 .500% 0 .595% 0 .745% 0 .745% 0 .845% 0 .945% 0 .595%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0 .450% — 0 .550% 0 .650% 0 .800% 0 .800% 0 .825% 1 .000% 0 .650%
6.2
International Bond* 0 .400% — 0 .500% 0 .585 0 .750 0 .750 0 .850 0 .950 0 .585
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.

Notes to Financial Statements
(continued)
60
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund
TIAA-CREF
Lifecycle Funds Total
6.1
Emerging Markets Debt 74% 74%
6.2
International Bond 98 98

Important Tax Information
(Unaudited)
61
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
6.1
Emerging Markets Debt $ –
6.2
International Bond –
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
6.1
Emerging Markets Debt 4 .9% 1 .2%
6.2
International Bond 3 .6 —
Fund Percentage
6.1
Emerging Markets Debt 97 .5%
6.2
International Bond 24 .3

Additional Fund Information
(Unaudited)
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
62
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form
N-PORT filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Trustees and Officers
(Unaudited)
October 31, 2023
63
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990-2005) and Head of Global Product
Management (2003-2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003-2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020-2022). Senior Managing
Director, Chief Risk Officer and Chief Audit Executive,
Legg Mason, Inc. (2008-2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023).  James
R. and Helen D. Russell Professor of Finance at the
Kellogg School of Management, Northwestern University
(2002-2011 and since 2013), Senior Associate Dean
for Strategy and Academics (2020-2023) and Chair of
the Finance Department (2005-2007). Vice President,
American Economic Association (2020-2021). Assistant
Secretary for Economic Policy, United States Department
of the Treasury (2011-2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc. and Lazard Global
Total Return and Income Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (since 2020).  Vice Dean
(2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network;
Treasurer and Director, The Montpelier
Foundation.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Trustees and Officers
(Unaudited) (continued)
October 31, 2023
64
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990-2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (since 2021). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 Director, AMG.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

65
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

3191749
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A15653 (12/23)

Item 2.  Code of Conduct.

2(a)    The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no material amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    The Registrant has posted the code of ethics on its website at

          www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3.  Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended October 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended October 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the October 31, 2022 Form N-CSR.

4(a)    Audit Fees.

For the fiscal years ended October 31, 2023 and October 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,102,764 and $1,050,541, respectively.

4(b)    Audit Related Fees.

For the fiscal years ended October 31, 2023 and October 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended October 31, 2023 and October 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $11,568 and $13,500, respectively.

4(c)    Tax Fees.

For the fiscal years ended October 31, 2023 and October 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $258,124.71 and $150,565, respectively.

For the fiscal years ended October 31, 2023 and October 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)    All Other Fees.

For the fiscal years ended October 31, 2023 and October 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended October 31, 2023 and October 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2023 and October 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)    Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2023 and October 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $981,082 and $1,012,526, respectively.

4(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S- X are compatible with maintaining PwC’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no material amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: December 21, 2023	TIAA-CREF FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: December 21, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: December 21, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal
Accounting Officer and Treasurer
(principal financial officer)